UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08090

Lincoln Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

Post Office Box 1110

Fort Wayne, IN 46801

(Address of principal executive offices)

Jill R. Whitelaw, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

Radnor, Pennsylvania, 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code: (260) 455-3404

Date of fiscal year-end: December 31

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments

LVIP American Balanced Allocation Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–100.05%
Asset Allocation Fund–19.93%
American Funds® –
Capital Income Builder	2,640,434	$139,520,534

		139,520,534

Equity Funds–30.09%
American Funds® –
AMCAP Fund	985,285	21,075,252
Mutual Fund	982,726	27,850,447
American Funds Insurance Series® –
Blue Chip Income & Growth Fund	5,490,587	55,949,081
Growth Fund	592,411	35,633,495
Growth-Income Fund	1,829,950	70,087,070

		210,595,345

Fixed Income Funds–27.77%
American Funds® –
Intermediate Bond Fund of America	504,039	6,955,737
American Funds Insurance Series® –
American Funds® Mortgage Bond	3,254,004	34,557,523
Bond Fund	9,662,373	111,117,288
High-Income Bond Fund	1,823,076	20,983,600
U.S. Government/AAA-Rated Securities Fund	1,609,094	20,757,315

		194,371,463

	Number of	Value
	Shares	(U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–14.27%
American Funds Insurance Series® –
Global Growth Fund Class 1	1,563,814	$35,295,277
Global Small Capitalization Fund	1,484,681	28,966,125
International Fund	1,672,236	28,494,894
New World Fund	324,263	7,107,841

		99,864,137

International Fixed Income Fund–7.99%
American Funds Insurance Series® –
Global Bond Fund	4,479,378	55,947,431

		55,947,431

Total Unaffiliated Investment Companies (Cost $660,834,236)		700,298,910

SHORT-TERM INVESTMENT–0.03%
Money Market Mutual Fund–0.03%
Dreyfus Treasury & Agency Cash Management Fund	224,573	224,573

Total Short-Term Investment (Cost $224,573)		224,573

TOTAL VALUE OF SECURITIES–100.08% (Cost $661,058,809)	700,523,483
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(531,786)

NET ASSETS APPLICABLE TO 60,915,033 SHARES OUTSTANDING–100.00%	$699,991,697

Class F-2 shares.
Class 1 shares.

LVIP American Balanced Allocation Fund—1

LVIP American Balanced Allocation Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Balanced Allocation Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of each Underlying Fund and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Funds. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$664,523,999

Aggregate unrealized appreciation	$39,464,674
Aggregate unrealized depreciation	(3,465,190)

Net unrealized appreciation	$35,999,484

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

LVIP American Balanced Allocation Fund—2

LVIP American Balanced Allocation Fund

Notes (continued)

2. Investments (continued)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Investment Companies	$700,298,910
Short-Term Investment	224,573

Total	$700,523,483

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP American Balanced Allocation Fund—3

LVIP American Income Allocation Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–99.99%
Asset Allocation Fund–21.99%
American Funds® –
Capital Income Builder	817,453	$43,194,201

		43,194,201

Equity Funds–21.14%
American Funds® –
AMCAP Fund	184,837	3,953,659
Mutual Fund	207,441	5,878,874
American Funds Insurance Series® –
Blue Chip Income & Growth Fund	965,681	9,840,289
Growth Fund	166,667	10,025,003
Growth-Income Fund	308,945	11,832,612

		41,530,437

Fixed Income Funds–43.76%
American Funds® –
Intermediate Bond Fund of America	283,329	3,909,944
American Funds Insurance Series® –
American Funds® Mortgage Bond	1,282,637	13,621,603
Bond Fund	3,910,052	44,965,594
High-Income Bond Fund	684,129	7,874,327
U.S. Government/AAA-Rated Securities Fund	1,207,944	15,582,480

		85,953,948

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Fund–2.08%
American Funds Insurance Series® –
Global Small Capitalization Fund	208,822	$4,074,113

		4,074,113

International Fixed Income Fund–11.02%
American Funds Insurance Series® –
Global Bond Fund	1,733,356	21,649,616

		21,649,616

Total Unaffiliated Investment Companies (Cost $186,472,189)		196,402,315

SHORT-TERM INVESTMENT–0.08%
Money Market Mutual Fund–0.08%
Dreyfus Treasury & Agency Cash Management Fund	154,943	154,943

Total Short-Term Investment (Cost $154,943)		154,943

TOTAL VALUE OF SECURITIES–100.07% (Cost $186,627,132)	196,557,258
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(140,904)

NET ASSETS APPLICABLE TO 17,273,610 SHARES OUTSTANDING–100.00%	$196,416,354

Class F-2 shares.
Class 1 shares.

LVIP American Income Allocation Fund—1

LVIP American Income Allocation Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Income Allocation Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of each Underlying Fund and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Funds. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$187,467,057

Aggregate unrealized appreciation	$9,930,126
Aggregate unrealized depreciation	(839,925)

Net unrealized appreciation	$9,090,201

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

LVIP American Income Allocation Fund—2

LVIP American Income Allocation Fund

Notes (continued)

2. Investments (continued)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Investment Companies	$196,402,315
Short-Term Investment	154,943

Total	$196,557,258

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP American Income Allocation Fund—3

LVIP American Growth Allocation Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of	Value
	Shares	(U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–99.91%
Asset Allocation Fund–16.88%
American Funds® –
Capital Income Builder	2,024,740	$106,987,282

		106,987,282

Equity Funds–33.96%
American Funds® –
AMCAP Fund	888,909	19,013,767
Mutual Fund	1,108,206	31,406,548
American Funds Insurance Series® –
Blue Chip Income & Growth Fund	6,191,669	63,093,110
Growth Fund	641,366	38,578,158
Growth-Income Fund	1,650,919	63,230,212

		215,321,795

Fixed Income Funds–19.77%
American Funds® –
Intermediate Bond Fund of America	454,717	6,275,101
American Funds Insurance Series® –
American Funds® Mortgage Bond	587,638	6,240,717
Bond Fund	7,626,951	87,709,938
High-Income Bond Fund	1,096,492	12,620,617

	Number of	Value
	Shares	(U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
U.S. Government/AAA-Rated Securities Fund	967,746	$12,483,929

		125,330,302

International Equity Funds–23.33%
American Funds Insurance Series–
Global Growth & Income Fund	1,235,774	12,889,119
American Funds Insurance Series® –
Global Growth Fund Class 1	1,692,998	38,210,962
Global Small Capitalization Fund	1,339,545	26,134,521
International Fund	3,396,475	57,875,927
New World Fund	585,337	12,830,578

		147,941,107

International Fixed Income Fund–5.97%
American Funds Insurance Series® –
Global Bond Fund	3,031,045	37,857,750

		37,857,750

Total Unaffiliated Investment Companies (Cost $596,941,693)		633,438,236

TOTAL VALUE OF SECURITIES–99.91% (Cost $596,941,693)	633,438,236
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	587,986

NET ASSETS APPLICABLE TO 54,937,005 SHARES OUTSTANDING–100.00%	$634,026,222

Class F-2 shares.
Class 1 shares.

LVIP American Growth Allocation Fund—1

LVIP American Growth Allocation Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Growth Allocation Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of each Underlying Fund and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Funds. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$600,928,035

Aggregate unrealized appreciation	$36,496,543
Aggregate unrealized depreciation	(3,986,342)

Net unrealized appreciation	$32,510,201

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

LVIP American Growth Allocation Fund—2

LVIP American Growth Allocation Fund

Notes (continued)

2. Investments (continued)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Investment Companies	$633,438,236

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP American Growth Allocation Fund—3

LVIP American Global Growth Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of	Value
	Shares	(U.S. $)
UNAFFILIATED INVESTMENT COMPANY–100.03%
International Equity Fund–100.03%
American Funds Insurance Series® –
Global Growth Fund Class 1	2,253,184	$50,854,353

Total Unaffiliated Investment Company (Cost $47,654,209)		50,854,353

TOTAL VALUE OF SECURITIES–100.03% (Cost $47,654,209)		50,854,353
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)		(16,282)

NET ASSETS APPLICABLE TO 3,895,966 SHARES OUTSTANDING–100.00%		$50,838,071

The LVIP American Global Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

LVIP American Global Growth Fund—1

LVIP American Global Growth Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Global Growth Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Fund is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAV of the Underlying Fund is the responsibility of the Underlying Fund and not the Fund. Securities of the Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of the Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open year tax years (December 31, 2010-December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Fund are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$47,995,650

Aggregate unrealized appreciation	$3,200,145
Aggregate unrealized depreciation	(341,442)

Net unrealized appreciation	$2,858,703

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP American Global Growth Fund—2

LVIP American Global Growth Fund

Notes (continued)

2. Investments (continued)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Investment Company	$50,854,353

There were no Level 3 investment at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP American Global Growth Fund—3

LVIP American Global Small Capitalization Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANY–100.03%
International Equity Fund–100.03%
American Funds Insurance Series® –
Global Small Capitalization Fund Class 1	2,673,559	$52,161,135

Total Unaffiliated Investment Company (Cost $52,712,521)		52,161,135

TOTAL VALUE OF SECURITIES–100.03% (Cost $52,712,521)		52,161,135
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)		(16,992)

NET ASSETS APPLICABLE TO 4,459,421 SHARES OUTSTANDING–100.00%		$52,144,143

The LVIP American Global Small Capitalization Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

LVIP American Global Small Capitalization Fund—1

LVIP American Global Small Capitalization Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Global Small Capitalization Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Fund is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAV of the Underlying Fund is the responsibility of the Underlying Fund and not the Fund. Securities of the Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of the Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open year tax years (December 31, 2010-December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Fund are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$53,175,431

Aggregate unrealized appreciation	$—
Aggregate unrealized depreciation	(1,014,296)

Net unrealized depreciation	$(1,014,296)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP American Global Small Capitalization Fund—2

LVIP American Global Small Capitalization Fund

Notes (continued)

2. Investments (continued)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Investment Company	$52,161,135

There were no Level 3 investment at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP American Global Small Capitalization Fund—3

LVIP American Growth Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of	Value
	Shares	(U.S. $)
UNAFFILIATED INVESTMENT COMPANY–100.04%
Equity Fund–100.04%
American Funds Insurance Series® –
Growth Fund Class 1	3,455,030	$207,820,026

Total Unaffiliated Investment Company (Cost $190,372,290)		207,820,026

TOTAL VALUE OF SECURITIES–100.04% (Cost $190,372,290)		207,820,026
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)		(92,376)

NET ASSETS APPLICABLE TO 15,025,596 SHARES OUTSTANDING–100.00%		$207,727,650

The LVIP American Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

LVIP American Growth Fund—1

LVIP American Growth Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Growth Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Fund is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAV of the Underlying Fund is the responsibility of the Underlying Fund and not the Fund. Securities of the Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of the Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open year tax years (December 31, 2010-December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Fund are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$191,192,060

Aggregate unrealized appreciation	$17,447,736
Aggregate unrealized depreciation	(819,770)

Net unrealized appreciation	$16,627,966

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP American Growth Fund—2

LVIP American Growth Fund

Notes (continued)

2. Investments (continued)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Investment Company	$207,820,026

There were no Level 3 investment at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP American Growth Fund—3

LVIP American Growth-Income Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of	Value
	Shares	(U.S. $)
UNAFFILIATED INVESTMENT COMPANY–100.04%
Equity Fund–100.04%
American Funds Insurance Series® –
Growth-Income Fund Class 1	4,241,611	$162,453,709

Total Unaffiliated Investment Company (Cost $147,104,825)		162,453,709

TOTAL VALUE OF SECURITIES–100.04% (Cost $147,104,825)		162,453,709
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)		(72,889)

NET ASSETS APPLICABLE TO 11,792,331 SHARES OUTSTANDING–100.00%		$162,380,820

The LVIP American Growth-Income Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

LVIP American Growth-Income Fund—1

LVIP American Growth-Income Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Growth-Income Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Fund is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAV of the Underlying Fund is the responsibility of the Underlying Fund and not the Fund. Securities of the Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of the Underlying Fund, see the Underlying Fund’s prospectus and statement of addtional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open year tax years (December 31, 2010-December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Fund are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$147,300,983

Aggregate unrealized appreciation	$15,348,883
Aggregate unrealized depreciation	(196,157)

Net unrealized appreciation	$15,152,726

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP American Growth-Income Fund—2

LVIP American Growth-Income Fund

Notes (continued)

2. Investments (continued)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Investment Company	$162,453,709

There were no Level 3 investment at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP American Growth-Income Fund—3

LVIP American International Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of	Value
	Shares	(U.S. $)
UNAFFILIATED INVESTMENT COMPANY–100.04%
International Equity Fund–100.04%
American Funds Insurance Series® –
International Fund Class 1	6,626,899	$112,922,359

Total Unaffiliated Investment Company (Cost $111,489,437)		112,922,359

TOTAL VALUE OF SECURITIES–100.04% (Cost $111,489,437)		112,922,359
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)		(49,216)

NET ASSETS APPLICABLE TO 9,670,520 SHARES OUTSTANDING–100.00%		$112,873,143

The LVIP American International Fund (Fund) invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

LVIP American International Fund—1

LVIP American International Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American International Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Fund is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAV of the Underlying Fund is the responsibility of the Underlying Fund and not the Fund. Securities of the Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of the Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open year tax years (December 31, 2010-December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Fund are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$112,379,726

Aggregate unrealized appreciation	$1,432,920
Aggregate unrealized depreciation	(890,287)

Net unrealized appreciation	$542,633

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP American International Fund—2

LVIP American International Fund

Notes (continued)

2. Investments (continued)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Investment Company	$112,922,360

There were no Level 3 investment at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP American International Fund—3

LVIP American Preservation Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of	Value
	Shares	(U.S. $)
AFFILIATED INVESTMENT COMPANIES–2.00%
Money Market Fund–2.00%
*Lincoln Variable Insurance Products Trust–
LVIP Money Market Fund	202	$2,015

Total Affiliated Investment Companies (Cost $2,015)		2,015

UNAFFILIATED INVESTMENT COMPANIES–98.85%
Fixed Income Funds–93.75%
American Funds® –
Bond Fund of America	392	5,080
Intermediate Bond Fund of America	1,834	25,305
Short-Term Bond Fund of America	2,999	30,286
American Funds Insurance Series®–
American Funds® Mortgage Bond	476	5,053

	Number of	Value
	Shares	(U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
Bond Fund	883	$10,157
High-Income Bond Fund	444	5,105
U.S. Government/AAA-Rated Securities Fund	1,019	13,152

		94,138

International Fixed Income Fund–5.10%
American Funds Insurance Series®– Global Bond Fund	410	5,116

		5,116

Total Unaffiliated Investment Companies (Cost $98,832)		99,254

TOTAL VALUE OF SECURITIES–100.85% (Cost $100,847)	101,269
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.85%)	(858)

NET ASSETS APPLICABLE TO 10,000 SHARES OUTSTANDING–100.00%	$100,411

Class F-2 shares.
*	Standard Class shares.
Class 1 shares.

LVIP American Preservation Fund––1

LVIP American Preservation Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Preservation Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of each Underlying Fund and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Funds. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$100,847

Aggregate unrealized appreciation	$422
Aggregate unrealized depreciation	—

Net unrealized appreciation	$422

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP American Preservation Fund––2

LVIP American Preservation Fund

Notes (continued)

2. Investments (continued)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Investment Companies	$101,269

There were no Level 3 securities at the end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP American Preservation Fund––3

LVIP Baron Growth Opportunities Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
COMMON STOCK–95.10%
Beverages–0.42%
†Boston Beer Class A	15,187	$1,700,488

		1,700,488

Capital Markets–4.94%
Carlyle Group	130,000	3,411,200
Cohen & Steers	200,000	5,924,000
Eaton Vance	90,000	2,606,400
†Financial Engines	75,000	1,787,250
Jefferies Group	57,400	785,806
Manning & Napier	193,642	2,360,496
Oaktree Capital Group	81,000	3,321,000

		20,196,152

Chemicals–0.17%
†Intrepid Potash	33,000	708,840

		708,840

Commercial Services & Supplies–2.18%
†Copart	250,400	6,943,592
†Tetra Tech	75,000	1,969,500

		8,913,092

Construction Materials–0.13%
†Caesarstone Sdot-Yam	39,020	550,182

		550,182

Distributor–2.53%
†LKQ	559,000	10,341,500

		10,341,500

Diversified Consumer Services–1.45%
DeVry	185,000	4,210,600
Strayer Education	26,485	1,704,310

		5,914,910

Diversified Financial Services–2.06%
†MSCI Class A	235,000	8,410,650

		8,410,650

Electric Utilities–1.56%
ITC Holdings	84,420	6,380,464

		6,380,464

Electrical Equipment–1.96%
Generac Holdings	350,000	8,011,500

		8,011,500

Energy Equipment & Services–4.18%
Carbo Ceramics	50,000	3,146,000
Core Laboratories	50,500	6,134,740
Helmerich & Payne	87,400	4,161,114
†SEACOR Holdings	43,700	3,642,832

		17,084,686

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing–1.83%
†United Natural Foods	128,284	$7,498,200

		7,498,200

Food Products–1.24%
†Dole Food	15,000	210,450
†TreeHouse Foods	92,300	4,845,750

		5,056,200

Health Care Equipment & Supplies–3.11%
†Edwards Lifesciences	48,500	5,207,445
†IDEXX Laboratories	66,300	6,586,905
†Neogen	21,700	926,590

		12,720,940

Health Care Providers & Services–2.25%
†Brookdale Senior Living	35,000	812,700
†Community Health Systems	287,500	8,377,750

		9,190,450

Health Care Technology–0.31%
†athenahealth	14,000	1,284,780

		1,284,780

Hotels, Restaurants & Leisure–10.62%
Ameristar Casinos	285,000	5,073,000
Choice Hotels International	310,000	9,916,900
Interval Leisure Group	110,000	2,082,300
†Panera Bread Class A	36,000	6,152,040
†Penn National Gaming	156,600	6,749,460
Vail Resorts	233,300	13,449,745

		43,423,445

Household Durables–1.09%
Church & Dwight	82,800	4,470,372

		4,470,372

Insurance–3.47%
†Arch Capital Group	233,300	9,723,944
Primerica	155,500	4,453,520

		14,177,464

Internet Software & Services–1.51%
†Equinix	27,000	5,563,350
†LivePerson	35,031	634,411

		6,197,761

IT Services–5.06%
Booz Allen Hamilton Holding	433,473	6,003,601
†Gartner	174,900	8,061,141
MAXIMUS	110,800	6,616,976

		20,681,718

Life Sciences Tools & Services–2.52%
†Mettler-Toledo International	40,000	6,829,600

LVIP Baron Growth Opportunities Fund—1

LVIP Baron Growth Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
Techne	48,600	$3,496,284

		10,325,884

Machinery–3.92%
†Colfax	166,390	6,101,521
†Middleby	53,400	6,175,176
†Rexnord	50,000	911,000
Valmont Industries	21,800	2,866,700

		16,054,397

Media–1.38%
Morningstar	90,000	5,637,600

		5,637,600

Oil, Gas & Consumable Fuels–2.97%
†Ceres	135,000	766,800
†Denbury Resources	70,000	1,131,200
†Oasis Petroleum	11,960	352,461
SM Energy	32,500	1,758,575
†Susser Petroleum Partners	109,201	2,619,732
Targa Resources	110,000	5,537,400

		12,166,168

Pharmaceuticals–0.98%
#@CFR Pharmaceuticals ADR 144A	170,179	4,016,446

		4,016,446

Professional Services–1.95%
†CoStar Group	87,351	7,122,601
†IHS Class A	8,700	846,945

		7,969,546

Real Estate Investment Trusts–4.84%
Alexander’s	11,600	4,958,884
Alexandria Real Estate Equities	34,000	2,499,680
American Assets Trust	100,000	2,679,000
American Campus Communities	38,000	1,667,440
Douglas Emmett	272,200	6,279,654
LaSalle Hotel Properties	64,500	1,721,505

		19,806,163

Road & Rail–3.85%
†Genesee & Wyoming Class A	194,400	12,997,584

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail (continued)
Landstar System	58,300	$2,756,424

		15,754,008

Semiconductors & Semiconductor Equipment–1.39%
†Cymer	111,000	5,667,660

		5,667,660

Software–8.88%
†Advent Software	125,000	3,071,250
†ANSYS	126,300	9,270,420
†Concur Technologies	60,000	4,423,800
FactSet Research Systems	50,900	4,907,778
†Guidewire Software	91,045	2,826,947
Pegasystems	135,000	3,920,400
†RealPage	137,206	3,100,856
†SS&C Technologies Holdings	190,000	4,789,900

		36,311,351

Specialty Retail–2.96%
Dick’s Sporting Goods	233,300	12,096,605

		12,096,605

Textiles, Apparel & Luxury Goods–5.24%
Ralph Lauren	68,000	10,283,640
†Under Armour Class A	200,000	11,166,000

		21,449,640

Trading Companies & Distributors–2.15%
†Air Lease	255,000	5,202,000
MSC Industrial Direct Class A	53,400	3,602,364

		8,804,364

Total Common Stock (Cost $227,252,638)		388,973,626

SHORT-TERM INVESTMENT–6.28%
Money Market Mutual Fund–6.28%
Dreyfus Treasury & Agency Cash Management Fund	25,686,708	25,686,708

Total Short-Term Investment (Cost $25,686,708)		25,686,708

TOTAL VALUE OF SECURITIES–101.38% (Cost $252,939,346)	414,660,334
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.38%)	(5,659,089)

NET ASSETS APPLICABLE TO 11,943,490 SHARES OUTSTANDING–100.00%	$409,001,245

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2012, the aggregate value of Rule 144A securities was $4,016,446, which represented 0.98% of the Fund’s net assets. See Note 3 in “Notes.”
†	Non income producing security.

LVIP Baron Growth Opportunities Fund—2

LVIP Baron Growth Opportunities Fund

Schedule of Investments (continued)

@	Illiquid security. At September 30, 2012, the aggregate value of illiquid securities was $4,016,446, which represented 0.98% of the Fund’s net assets. See Note 3 in “Notes.”

ADR–American Depositary Receipt

LVIP Baron Growth Opportunities Fund—3

LVIP Baron Growth Opportunities Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Baron Growth Opportunities Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$252,984,351

Aggregate unrealized appreciation	$166,082,487
Aggregate unrealized depreciation	(4,406,504)

Net unrealized appreciation	$161,675,983

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions

LVIP Baron Growth Opportunities Fund—4

LVIP Baron Growth Opportunities Fund

Notes (continued)

2. Investments (continued)

market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs	are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other	observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 – inputs	are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Total
Common Stock	$384,957,180	$4,016,446	$388,973,626
Short-Term Investment	25,686,708	—	25,686,708

Total	$410,643,888	$4,016,446	$414,660,334

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Market Risk

The Fund invests a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

4. Subsequent Event

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Baron Growth Opportunities Fund—5

LVIP BlackRock Emerging Markets Index RPM Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–76.69%
Brazil–6.54%
@AES Tiete	1,500	$13,498
All America Latina Logistica	8,800	36,165
Amil Participacoes	2,600	31,106
Banco Bradesco	19,700	257,263
Banco do Brasil	22,300	272,843
Banco Santander Brasil	546,400	43,131
BM&FBovespa	36,000	216,858
BR Malls Participacoes	8,700	119,794
BR Properties	4,800	62,399
Bradespar	700	10,291
BRF-Brasil Foods	16,500	282,876
CCR	17,000	151,301
Centrais Eletricas Brasileiras	7,200	42,910
CETIP—Mercados Organizados	4,000	52,354
Cia de Bebidas das Americas	3,600	113,135
Cia de Saneamento Basico do Estado de Sao Paulo	2,200	89,533
Cia de Saneamento de Minas Gerais	1,000	22,719
Cia Energetica de Minas Gerais	1,600	17,255
Cia Hering	3,000	67,061
Cia Paranaense de Energia	500	6,707
Cia Siderurgica Nacional	12,800	72,432
Cielo	5,400	134,644
Cosan Class A	4,316	68,452
Cosan Industria e Comercio	2,300	41,939
CPFL Energia	6,900	75,912
Cyrela Brazil Realty Empreendimentos e Participacoes	5,000	42,774
Diagnosticos da America	4,600	27,505
Duratex	3,900	25,455
EcoRodovias Infraestrutura e Logistica	2,900	25,066
Embraer	13,900	92,646
Energias do Brasil	5,800	36,398
†Fibria Celulose	4,600	41,803
Gerdau	3,900	30,650
Grupo BTG Pactual	2,100	33,464
Guararapes Confeccoes	200	10,197
†Hypermarcas	6,300	45,814
Itau Unibanco Holding	5,900	79,843
Itausa—Investimentos Itau	13,765	88,283
†JBS	9,400	30,839
†Kroton Educacional	1,400	24,043
Light	1,300	15,110
Localiza Rent a Car	2,300	39,851
Lojas Americanas	3,700	26,286
Lojas Renner	2,400	79,686
M Dias Branco	800	26,219
†Marfrig Alimentos	2,200	12,905
Marisa Lojas	1,300	15,963
Metalurgica Gerdau	1,409	13,458
†MMX Mineracao e Metalicos	2,800	6,893
†MPX Energia	2,800	14,919

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Brazil (continued)
MRV Engenharia e Participacoes	5,800	$34,366
Multiplan Empreendimentos Imobiliarios	2,300	67,629
Multiplus	800	16,288
Natura Cosmeticos	3,300	89,381
Obrascon Huarte Lain Brasil	2,800	25,514
Odontoprev	5,700	31,777
†OGX Petroleo e Gas Participacoes	23,700	72,376
Oi	3,800	18,335
†OSX Brasil	1,200	7,353
PDG Realty Empreendimentos e Participacoes	19,800	37,511
Petroleo Brasileiro	69,700	797,770
Porto Seguro	2,000	20,129
†Qualicorp	1,700	16,355
Raia Drogasil	3,800	43,213
Souza Cruz	7,500	100,533
Sul America	2,400	17,713
Telefonica Brasil	800	15,775
Tim Participacoes	15,800	60,801
Totvs	2,400	49,718
Tractebel Energia	4,300	67,779
Usinas Siderurgicas de Minas Gerais	1,900	11,042
Vale	28,700	513,130
WEG	5,000	58,684

		5,361,820

☐China–12.00%
AAC Technologies Holdings	13,500	48,748
Agile Property Holdings	22,000	24,797
Agricultural Bank of China	454,000	176,818
Air China	28,000	17,621
†Aluminum Corp of China	64,000	26,494
Angang Steel	16,000	8,254
Anhui Conch Cement	22,000	68,518
Anhui Gujing Distillery Class B	2,300	6,766
Anta Sports Products	14,000	10,761
AviChina Industry & Technology	32,000	12,174
†Baidu ADR	5,187	605,945
Bank of China	1,586,000	603,376
Bank of Communications	89,000	60,372
†Baoxin Auto Group	13,000	8,215
BBMG	18,000	13,789
Beijing Capital International Airport	28,000	18,777
†Byd	9,000	15,692
China BlueChemical	30,000	17,758
China Citic Bank	145,000	68,814
China Coal Energy	80,000	73,044
China Communications Construction	85,000	68,730
China Communications Services	42,000	24,320
China Construction Bank	1,552,000	1,076,805
†China COSCO Holdings	37,000	15,126

LVIP BlackRock Emerging Markets Index RPM Fund—1

LVIP BlackRock Emerging Markets Index RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
☐China (continued)
†China Eastern Airlines	22,000	$6,696
China Hongqiao Group	19,000	8,306
China International Marine Containers Group Class B	10,200	12,707
China Life Insurance	140,000	404,426
China Longyuan Power Group	41,000	26,966
China Merchants Bank	73,500	123,792
China Merchants Property Development Class B	3,200	6,170
China Minsheng Banking	104,500	82,477
†China Molybdenum	16,000	6,892
China National Building Material	50,000	55,260
China Oilfield Services	28,000	50,987
China Pacific Insurance Group	35,600	107,660
China Petroleum & Chemical	314,000	293,178
China Railway Construction	34,000	30,430
China Railway Group	71,000	31,040
China Rongsheng Heavy Industries Group Holdings	57,000	7,571
China Shanshui Cement Group	33,000	21,492
China Shenhua Energy	65,000	252,315
†China Shipping Container Lines	53,000	10,799
China Shipping Development	20,000	8,305
China Southern Airlines	26,000	11,434
China Vanke Class B	22,800	28,668
†China Yurun Food Group	23,000	16,492
†China Zhongwang Holdings	24,800	9,531
Chongqing Changan Automobile Class B	16,200	5,996
Chongqing Rural Commercial Bank	43,000	16,969
CNOOC	301,000	617,201
†Country Garden Holdings	70,000	27,263
CSG Holding Class B	12,400	7,900
CSR	33,000	21,832
†Ctrip.com International ADR	2,652	44,766
Dalian Port PDA	28,000	5,525
Datang International Power Generation	56,000	18,849
Dongfang Electric	4,800	6,537
Dongfeng Motor Group	54,000	63,024
ENN Energy Holdings	14,000	58,949
Evergrande Real Estate Group	82,000	32,465
Fosun International	31,500	15,112
†Foxconn International Holdings	49,000	16,114
Golden Eagle Retail Group	11,000	21,591
Great Wall Motor	19,500	51,427
Guangdong Electric Power Development Class B	13,500	6,372
@Guangshen Railway	26,000	8,416
Guangzhou Automobile Group	36,000	23,631
Guangzhou Pharmaceutical	4,000	7,542
Guangzhou R&F Properties	15,200	17,505
†Haitong Securities	22,000	27,407
Hengan International Group	14,000	132,341

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
☐China (continued)
†@Huadian Power International	20,000	$5,571
Huaneng Power International	66,000	50,218
Industrial & Commercial Bank of China	1,207,000	712,912
Inner Mongolia Yitai Coal Class B	10,700	57,759
Intime Department Store Group	18,500	20,041
Jiangsu Expressway	20,000	16,585
Jiangxi Copper	25,000	63,320
Lenovo Group	130,000	107,632
Longfor Properties	21,000	32,498
†Maanshan Iron & Steel	30,000	7,041
†Metallurgical Corp of China	52,000	10,193
Mindray Medical International ADR	2,124	71,388
†NetEase ADR	1,621	91,003
New China Life Insurance	2,600	8,332
New Oriental Education & Technology Group ADR	2,385	39,758
Parkson Retail Group	25,500	21,375
PetroChina	402,000	526,724
PICC Property & Casualty	52,000	63,841
Ping An Insurance Group of China	36,000	272,059
†Qihoo 360 Technology ADR	945	20,837
†Renren ADR	2,703	10,893
Sany Heavy Equipment International Holdings	15,000	8,163
Shandong Weigao Group Medical Polymer	28,000	36,182
Shanghai Electric Group	44,000	15,661
Shanghai Friendship Group Class B	5,600	6,345
Shanghai Lujiazui Finance & Trade Zone Development Class B	10,100	10,039
Shanghai Pharmaceuticals Holding	11,700	21,697
†Shanghai Zhenhua Heavy Industries Class B	19,300	5,925
Shenzhou International Group Holdings	8,000	13,722
Shui On Land	49,000	18,515
Sichuan Expressway	22,000	6,128
Sihuan Pharmaceutical Holdings Group	24,000	8,759
†Sina	1,277	82,596
Sino-Ocean Land Holdings	53,000	30,006
Sinopec Shanghai Petrochemical	38,000	9,801
Sinopec Yizheng Chemical Fibre	30,000	5,842
Sinopharm Group	14,800	47,430
Sinotruk Hong Kong	12,000	6,979
Soho China	46,500	28,784
†Sohu.com	608	25,591
Springland International Holdings	16,000	7,923
Sun Art Retail Group	45,000	56,002
Tencent Holdings	18,000	613,293
Tingyi Cayman Islands Holding	36,000	108,406
Tsingtao Brewery	6,000	33,117
@Uni-President China Holdings	16,000	18,405
Want Want China Holdings	109,000	139,023

LVIP BlackRock Emerging Markets Index RPM Fund—2

LVIP BlackRock Emerging Markets Index RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
☐China (continued)
Weichai Power	8,000	$24,503
Weifu High-Technology Group Class B	2,600	5,831
Wumart Stores	10,000	14,934
Yantai Changyu Pioneer Wine Class B	4,200	20,685
Yanzhou Coal Mining	38,000	57,925
†Youku Tudou ADR	2,130	39,171
Zhaojin Mining Industry	14,000	25,421
Zhejiang Expressway	22,000	15,321
Zhongsheng Group Holdings	12,500	15,621
Zhuzhou CSR Times Electric	7,000	18,019
Zijin Mining Group	98,000	39,558
Zoomlion Heavy Industry Science and Technology	22,800	25,904
ZTE	11,600	18,610

		9,835,859

Colombia–0.98%
Almacenes Exito	3,686	60,413
Banco de Bogota	1,774	49,990
Bancolombia	5,217	76,520
Celsia	6,494	17,950
Cementos Argos	5,857	25,447
Corp Financiera Colombiana	1,844	34,833
Ecopetrol	91,826	270,392
Empresa de Energia de Bogota	17,390	11,787
Grupo Argos	5,709	63,056
Grupo Aval Acciones y Valores	15,518	10,260
Grupo de Inversiones Suramericana	5,109	86,404
Grupo Nutresa	4,576	53,440
Interconexion Electrica ESP	5,568	29,450
Isagen ESP	11,952	16,269

		806,211

Cyprus–0.03%
Globaltrans Investment GDR	980	20,364

		20,364

Czech Republic–0.30%
CEZ	3,684	137,458
Komercni Banka	303	60,454
†Telefonica Czech Republic	2,452	49,574

		247,486

Egypt–0.28%
Commercial International Bank Egypt	12,969	74,750
Orascom Construction Industries	2,062	97,365
†Orascom Telecom Holding	54,772	34,048
Telecom Egypt	11,007	26,232

		232,395

¢Hong Kong–4.19%
ASM Pacific Technology	3,700	43,780
Beijing Enterprises Holdings	10,000	66,674

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
¢Hong Kong (continued)
Belle International Holdings	99,000	$179,253
BOC Hong Kong Holdings	74,000	235,240
†Brightoil Petroleum Holdings	65,000	12,155
†Brilliance China Automotive Holdings	52,000	57,337
China Agri-Industries Holdings	27,000	15,286
China Everbright	16,000	20,077
China Foods	14,000	14,516
China Mengniu Dairy	25,000	74,798
China Merchants Holdings International	20,000	61,644
China Mobil	98,000	1,086,263
China Overseas Land & Investment	72,000	183,106
China Resources Cement Holdings	28,000	16,285
China Resources Enterprise	22,000	73,483
China Resources Gas Group	16,000	32,684
China Resources Land	36,000	79,296
China Resources Power Holdings	36,000	78,832
China State Construction International Holdings	22,000	25,875
†China Taiping Insurance Holdings	15,800	24,818
China Telecom	244,000	140,971
China Unicom Hong Kong	82,000	134,513
Chow Tai Fook Jewellery Group	21,600	30,753
Citic Pacific	29,000	34,819
COSCO Pacific	26,000	36,347
Far East Horizon	30,000	18,338
Focus Media Holding ADR	1,526	35,708
Franshion Properties China	62,000	18,950
GCL-Poly Energy Holdings	119,000	18,262
Geely Automobile Holdings	55,000	20,853
†GOME Electrical Appliances Holding	201,000	21,256
Guangdong Investment	52,000	41,108
†Haier Electronics Group	15,000	17,391
Kingboard Chemical Holdings	10,500	25,213
Kunlun Energy	62,000	108,581
KWG Property Holding	18,500	10,259
Lee & Man Paper Manufacturing	23,000	10,085
Lifestyle International Holdings	13,500	27,891
†Melco Crown Entertainment	5,400	23,677
†MMG	24,000	9,192
New World China Land	42,000	16,195
Nine Dragons Paper Holdings	28,000	14,083
†Poly Property Group	32,000	17,167
Shanghai Industrial Holdings	9,000	26,753
Shangri-La Asia	36,000	69,825
Shimao Property Holdings	21,000	36,128
Shougang Fushan Resources Group	60,000	16,249
Yue Yuen Industrial Holdings	20,000	67,318

		3,429,287

Hungary–0.24%
Magyar Telekom Telecommunications	7,628	14,612
MOL Hungarian Oil and Gas	920	76,174

LVIP BlackRock Emerging Markets Index RPM Fund—3

LVIP BlackRock Emerging Markets Index RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hungary (continued)
OTP Bank	3,724	$65,378
Richter Gedeon	237	41,447

		197,611

India–1.82%
Axis Bank GDR	3,530	76,028
Dr. Reddy’s Laboratories ADR	3,380	104,307
HDFC Bank ADR	3,586	134,762
ICICI Bank ADR	4,723	189,581
Infosys ADR	3,585	174,016
Larsen & Toubro GDR	2,676	80,200
Mahindra & Mahindra GDR	5,460	87,633
†Ranbaxy Laboratories GDR	10,518	102,603
#Reliance Industries GDR 144A	5,915	186,204
State Bank of India GDR	1,193	102,777
Sterlite Industries India ADR	13,830	104,970
Tata Motors ADR	2,130	54,698
Wipro ADR	10,263	91,854

		1,489,633

Indonesia–2.35%
Adaro Energy	238,000	37,304
Astra Agro Lestari	5,500	12,615
Astra International	385,000	297,701
Bank Central Asia	243,500	201,008
Bank Danamon Indonesia	55,000	35,920
Bank Mandiri Persero	178,000	152,518
Bank Negara Indonesia Persero	150,000	61,520
†Bank Pan Indonesia	95,500	6,886
Bank Rakyat Indonesia Persero	202,000	157,252
†Bank Tabungan Pensiunan Nasional	48,500	26,607
Bumi Resources	261,500	19,947
Charoen Pokphand Indonesia	122,500	38,721
Gudang Garam	9,500	46,110
Harum Energy	16,500	10,172
Indo Tambangraya Megah	7,500	33,033
Indocement Tunggal Prakarsa	25,500	54,224
Indofood CBP Sukses Makmur	22,000	14,598
Indofood Sukses Makmur	89,500	52,840
Indomobil Sukses Internasional	15,500	9,232
Indosat	22,500	12,696
Jasa Marga Persero	36,000	22,006
Kalbe Farma	87,500	42,973
Media Nusantara Citra	76,500	20,784
Perusahaan Gas Negara Persero	202,000	87,069
†Salim Ivomas Pratama	65,000	8,762
Semen Gresik Persero	54,500	82,291
Sinar Mas Multiartha	50,500	24,406
Tambang Batubara Bukit Asam Persero	15,000	25,392
Telekomunikasi Indonesia Persero	180,000	177,743
Unilever Indonesia	22,500	61,246
United Tractors	29,000	62,727

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Indonesia (continued)
Vale Indonesia	24,000	$7,398
XL Axiata	30,000	20,846

		1,924,547

Luxembourg–0.01%
O’Key Group GDR	1,026	9,850

		9,850

Malaysia–3.48%
AirAsia	34,900	34,483
AMMB Holdings	37,400	77,822
Axiata Group	97,400	207,132
Batu Kawan	4,000	23,556
British American Tobacco Malaysia	2,400	47,427
Bumi Armada	20,300	24,508
CIMB Group Holdings	92,300	226,485
DiGi.Com	67,400	116,431
Felda Global Ventures Holdings	41,000	65,058
Genting	38,300	109,142
Genting Malaysia	48,300	55,308
@Hong Leong Bank	16,400	71,899
Hong Leong Financial Group	6,500	25,222
†IHH Healthcare	39,000	40,576
IJM	22,200	34,282
IOI	55,900	91,079
Kuala Lumpur Kepong	10,000	72,174
Malayan Banking	74,100	218,433
Malaysia Marine and Heavy Engineering Holdings	5,400	8,410
Maxis	44,100	99,844
†MISC	21,800	30,313
MMC	20,300	18,264
Nestle Malaysia	1,300	26,157
Petronas Chemicals Group	56,100	117,468
Petronas Dagangan	5,600	41,224
Petronas Gas	14,400	89,514
PPB Group	10,100	39,852
Public Bank	52,500	246,998
RHB Capital	13,800	32,553
†Sapurakencana Petroleum	42,700	32,411
Sime Darby	57,000	182,758
SP Setia	11,200	13,338
Telekom Malaysia	44,100	89,311
Tenaga Nasional	52,000	116,028
†UEM Land Holdings	24,200	13,302
UMW Holdings	8,200	26,828
YTL	85,200	47,945
YTL Power International	67,100	36,442

		2,849,977

Mexico–3.89%
Alfa Class A	54,000	100,511
Alpekde	5,777	15,012

LVIP BlackRock Emerging Markets Index RPM Fund—4

LVIP BlackRock Emerging Markets Index RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico (continued)
America Movil	478,200	$609,238
America Movil ADR	717	17,416
Arca Continental	5,700	40,361
†Cemex	197,000	163,904
Coca-Cola Femsa	1,700	22,014
Compartamos	31,100	36,409
El Puerto de Liverpool	4,100	36,214
Fomento Economico Mexicano	35,100	323,198
Fresnillo	2,989	89,443
Grupo Bimbo Class A	47,300	118,061
Grupo Carso	7,200	24,605
Grupo Comercial Chedraui	6,400	16,307
Grupo Elektra	1,210	49,302
Grupo Financiero Banorte	34,400	194,413
Grupo Financiero Inbursa	32,900	92,623
Grupo Mexico Class B	69,700	230,337
Grupo Modelo Class C	11,600	104,433
Grupo Televisa	48,900	230,585
†Impulsora del Desarrollo y El Empleo en America Latina Class B	12,700	21,103
Industrias Penoles	2,300	113,458
†Inmuebles Carso	13,500	10,802
Kimberly-Clark de Mexico Class A	30,900	73,790
Mexichem	18,000	85,843
†Minera Frisco	10,400	43,991
†OHL Mexico	8,400	13,553
Organizacion Soriana Class B	4,900	15,946
Wal-Mart de Mexico Series V	104,900	295,405

		3,188,277

Morocco–0.24%
Attijariwafa Bank	1,535	57,539
Banque Centrale Populaire	1,964	45,515
Banque Marocaine du Commerce Exterieur	673	13,039
Cie Generale Immobiliere	70	6,254
Douja Promotion Groupe Addoha	3,006	22,292
Lafarge Ciments	83	13,464
Maroc Telecom	3,007	35,853

		193,956

Peru–0.48%
Alicorp Class C	11,381	30,671
BBVA Banco Continental	4,733	12,190
Cia de Minas Buenaventura ADR	3,631	141,464
†Cia Minera Milpo	6,860	9,719
Credicorp	1,177	147,454
†Sociedad Minera Cerro Verde	428	17,805
Volcan Cia Minera Class B	29,893	33,604

		392,907

Philippines–0.83%
Aboitiz Equity Ventures	39,500	46,301

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Philippines (continued)
Aboitiz Power	31,800	$25,600
Alliance Global Group	68,700	24,232
Ayala	3,340	34,157
Ayala Land	88,900	50,876
Bank of the Philippine Islands	26,270	50,302
†BDO Unibank	25,200	39,244
DMCI Holdings	13,000	18,108
Energy Development	141,900	20,702
GT Capital Holdings	1,160	15,170
International Container Terminal Services	12,100	20,440
JG Summit Holdings	47,500	37,043
Jollibee Foods	7,000	16,965
Manila Electric	3,640	22,272
Metro Pacific Investments	204,000	20,510
Metropolitan Bank & Trust	15,440	34,270
Petron	68,000	17,035
Philex Mining	24,000	8,224
San Miguel	13,100	34,671
SM Investments	4,990	87,407
SM Prime Holdings	113,000	38,503
Universal Robina	11,900	19,874

		681,906

Poland–1.03%
Bank Handlowy w Warszawie	567	15,576
Bank Pekao	1,976	97,337
†BRE Bank	221	21,786
Enea	2,285	11,662
†ING Bank Slaski	564	14,807
Jastrzebska Spolka Weglowa	677	19,305
KGHM Polska Miedz	2,372	112,919
PGE	13,737	79,332
†Polski Koncern Naftowy Orlen	5,945	84,439
†Polskie Gornictwo Naftowe i Gazownictwo	35,702	45,360
Powszechna Kasa Oszczednosci Bank Polski	11,383	126,499
Powszechny Zaklad Ubezpieczen	1,064	119,571
Tauron Polska Energia	18,293	27,981
Telekomunikacja Polska	12,413	63,742

		840,316

Republic of Korea–12.21%
Amorepacific	60	63,574
BS Financial Group	3,170	34,157
Celltrion	2,073	52,120
Cheil Industries	842	76,740
CJ CheilJedang	177	48,872
Daelim Industrial	472	40,221
†Daewoo Engineering & Construction	2,800	26,273
Daewoo International	910	34,401

LVIP BlackRock Emerging Markets Index RPM Fund—5

LVIP BlackRock Emerging Markets Index RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Daewoo Securities	3,510	$40,185
Daewoo Shipbuilding & Marine Engineering	1,640	38,214
Dongbu Insurance	910	39,549
Doosan	143	17,656
Doosan Heavy Industries & Construction	978	49,178
†Doosan Infracore	1,780	30,368
E-Mart	390	84,922
GS Engineering & Construction	628	43,195
GS Holdings	1,037	62,201
=Hankook Tire	1,670	62,381
Hanwha	930	28,935
Hanwha Chemical	1,490	28,565
Honam Petrochemical	270	64,368
Hyosung	440	24,614
Hyundai Department Store	303	41,627
Hyundai Development	1,040	20,778
Hyundai Engineering & Construction	1,387	84,067
Hyundai Glovis	287	62,752
Hyundai Heavy Industries	786	178,208
Hyundai Hysco	570	24,158
†Hyundai Merchant Marine	870	20,819
Hyundai Mipo Dockyard	186	22,714
Hyundai Mobis	1,380	384,755
Hyundai Motor	2,855	646,026
Hyundai Steel	1,105	87,613
Hyundai Wia	309	52,024
Industrial Bank of Korea	4,140	45,539
Kangwon Land	2,160	48,488
KB Financial Group	6,310	224,938
KCC	78	20,416
KEPCO Engineering & Construction	174	11,327
Kia Motors	5,127	319,497
Korea Aerospace Industries	1,370	34,322
†Korea Electric Power	5,220	130,773
†Korea Exchange Bank	6,530	49,781
Korea Gas	510	32,880
Korea Investment Holdings	790	28,446
Korea Life Insurance	8,030	55,664
Korea Zinc	160	70,182
†Korean Air Lines	670	28,607
KT	2,680	84,707
KT&G	2,128	161,845
Kumho Petro Chemical	243	26,947
LG	1,776	99,192
LG Chem	814	242,299
†LG Display	4,250	108,190
LG Electronics	1,943	120,383
LG Household & Health Care	179	102,063
LG Uplus	4,460	29,155
Lotte Shopping	197	56,606
LS	356	30,975

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Mando	309	$42,729
NCSoft	265	56,514
NHN	850	221,722
OCI	319	51,559
Orion	71	61,904
POSCO	1,328	435,842
Samsung C&T	2,381	141,106
Samsung Card	900	32,366
Samsung Electro-Mechanics	1,093	94,611
Samsung Electronics	2,105	2,544,138
Samsung Engineering	561	96,718
Samsung Fire & Marine Insurance	742	159,237
Samsung Heavy Industries	3,040	102,910
Samsung Life Insurance	1,778	153,426
Samsung SDI	670	95,356
Samsung Securities	1,150	54,109
Samsung Techwin	765	44,169
Shinsegae	140	26,399
SK C&C	442	39,609
SK Holdings	510	71,211
†SK Hynix	9,230	188,550
SK Innovation	1,157	175,056
SK Networks	2,750	25,310
SK Telecom	805	106,257
S-Oil	822	78,239
Woongjin Coway	1,080	29,820
Woori Finance Holdings	7,050	69,635
Woori Investment & Securities	2,450	25,849

		10,003,803

Russia–6.71%
Aeroflot—Russian Airlines	7,574	10,548
Alrosa	11,600	8,977
Bashneft	409	24,645
E.ON Russia	196,000	17,150
†@Enel OGK-5	103,603	6,110
†Federal Grid Unified Energy System	4,280,000	31,872
Federal Hydrogenerating	1,815,000	49,709
Gazprom	215,390	1,089,031
†IDGC Holding	287,000	21,700
†Inter Rao Ues	22,200,000	19,048
Irkutskenergo	5,400	2,544
LSR Group	602	10,919
Lukoil	14,754	909,026
Magnit	955	127,483
†Magnitogorsk Iron & Steel Works	27,400	9,748
Mail.ru Group GDR	1,096	36,595
Mechel	1,649	11,474
MMC Norilsk Nickel	1,884	298,904
Mobile Telesystems	19,260	141,913
Moscow United Electric Grid	150,900	6,046
Mosenergo	102,200	4,542

LVIP BlackRock Emerging Markets Index RPM Fund—6

LVIP BlackRock Emerging Markets Index RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Russia (continued)
Mostotrest	1,730	$10,552
†NOMOS-BANK GDR	942	11,775
NovaTek	40,200	448,372
Novolipetsk Steel	15,200	30,400
Novorossiysk Commercial Sea Port	101,000	9,095
†Pharmstandard	287	12,418
Phosagro	300	12,103
Polymetal International	3,437	60,222
†Raspadskaya	2,740	7,421
†Rosbank	5,480	15,632
Rosneft	32,020	216,463
Rostelecom	22,420	96,578
Sberbank of Russia	160,690	468,628
Severstal	3,020	38,195
Sistema JSFC	47,200	36,837
Surgutneftegas	675,800	610,018
Tatneft	28,460	183,640
TMK	4,989	15,730
†United RUSAL	29,000	16,755
Uralkali	32,910	271,645
VTB Bank	49,430,000	84,079

		5,494,542

South Africa–6.59%
ABSA Group	6,507	108,281
African Bank Investments	12,196	48,429
African Rainbow Minerals	1,831	35,854
Anglo American Platinum	1,126	57,903
AngloGold Ashanti	7,196	252,824
†ArcelorMittal South Africa	3,599	17,729
†Aspen Pharmacare Holdings	5,323	91,456
Assore	401	15,885
Aveng	6,559	24,658
Barloworld	3,202	27,661
Bidvest Group	5,570	137,861
Capitec Bank Holdings	800	21,531
†Clicks Group	4,237	29,465
Discovery Holdings	6,354	42,370
Exxaro Resources	2,707	52,345
FirstRand	67,263	225,395
Foschini Group	3,784	57,517
Gold Fields	13,409	171,983
Harmony Gold Mining	6,712	56,314
Impala Platinum Holdings	9,583	160,043
Imperial Holdings	3,444	77,590
Kumba Iron Ore	1,356	81,937
Liberty Holdings	3,131	37,337
Life Healthcare Group Holdings	16,583	63,260
Massmart Holdings	1,774	35,576
Mediclinic International	10,755	52,980
MMI Holdings	28,083	71,498
Mr Price Group	3,550	53,738

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
South Africa (continued)
MTN Group	35,173	$677,048
Naspers Class N	7,566	468,132
Nedbank Group	4,807	105,687
Netcare	29,159	62,711
Pick n Pay Stores	4,049	21,717
Pretoria Portland Cement	9,816	34,202
Remgro	8,969	156,524
RMB Holdings	13,774	61,233
RMI Holdings	12,237	31,655
Sanlam	32,257	145,608
Santam	860	19,611
†Sappi	9,949	28,282
Sasol	11,940	534,079
Shoprite Holdings	7,955	160,897
Standard Bank Group	24,324	308,704
†Steinhoff International Holdings	32,413	101,566
Tiger Brands	3,216	105,533
Truworths International	7,878	88,974
Tsogo Sun Holdings	5,259	12,637
Vodacom Group	5,712	70,070
Woolworths Holdings	13,512	98,690

		5,402,980

Taiwan–8.88%
†Acer	48,000	47,128
Advanced Semiconductor Engineering	100,000	77,046
Asia Cement	49,000	61,891
Asustek Computer	14,000	152,013
†AU Optronics	150,000	54,205
Catcher Technology	15,000	70,569
Cathay Financial Holding	135,000	144,973
Chang Hwa Commercial Bank	92,000	49,869
Cheng Shin Rubber Industry	30,000	78,751
†Chimei Innolux	100,000	36,307
†China Airlines	46,000	19,211
†China Development Financial Holding	269,000	66,487
China Steel	247,000	225,250
Chinatrust Financial Holding	230,688	139,201
Chunghwa Telecom	72,000	230,484
Compal Electronics	77,000	69,170
Delta Electronics	40,000	154,775
E.Sun Financial Holding	95,000	53,762
Epistar	14,000	29,878
†Eva Airways	29,000	17,005
†Evergreen Marine Taiwan	29,000	15,275
Far Eastern New Century	74,000	83,503
Far EasTone Telecommunications	31,000	76,620
First Financial Holding	117,000	72,395
Formosa Chemicals & Fibre	100,000	268,639
Formosa Petrochemical	41,000	123,141
Formosa Plastics	98,000	279,971
Foxconn Technology	20,000	77,728

LVIP BlackRock Emerging Markets Index RPM Fund—7

LVIP BlackRock Emerging Markets Index RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Fubon Financial Holding	157,000	$170,739
Hiwin Technologies	3,000	21,989
Hon Hai Precision Industry	172,000	539,461
Hotai Motor	9,000	64,279
HTC	15,000	145,229
Hua Nan Financial Holdings	133,000	74,587
Largan Precision	2,000	41,387
Lite-On Technology	43,000	55,485
MediaTek	18,000	189,923
Mega Financial Holding	162,000	124,815
MStar Semiconductor	9,000	72,257
Nan Ya Plastics	106,000	212,484
Novatek Microelectronics	9,000	32,523
†Pegatron	30,000	39,018
Pou Chen	54,000	55,228
Powertech Technology	13,000	24,951
President Chain Store	12,000	64,228
Quanta Computer	46,000	122,163
†Shin Kong Financial Holding	170,000	47,349
Siliconware Precision Industries	54,000	60,106
SinoPac Financial Holdings	142,000	59,786
Synnex Technology International	26,000	58,855
Taishin Financial Holding	139,000	53,547
Taiwan Cement	65,000	80,438
Taiwan Cooperative Financial Holding	112,000	62,046
Taiwan Fertilizer	12,000	32,523
Taiwan Glass Industry	23,000	23,327
Taiwan Mobile	31,000	113,081
Taiwan Semiconductor Manufacturing	455,000	1,392,936
TPK Holding	3,000	39,324
Unimicron Technology	21,000	25,021
Uni-President Enterprises	73,000	129,411
United Microelectronics	217,000	90,253
Wistron	38,000	45,601
Yuanta Financial Holding	188,000	98,701
Yulon Motor	16,000	32,182
Yulon Nissan Motor	1,000	8,744

		7,279,224

Thailand–2.08%
Advanced Info Service	21,000	145,838
Airports of Thailand	9,100	23,477
Bangkok Bank	11,000	69,252
Bangkok Dusit Medical Services	6,700	23,373
Bank of Ayudhya	54,900	55,675
Banpu	2,300	29,259
BEC World	17,600	43,693
Big C Supercenter	5,400	32,770
Central Pattana	12,800	24,923
Charoen Pokphand Foods	62,900	68,381
CP ALL	89,400	102,992
Glow Energy	9,800	21,069

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
Indorama Ventures	26,200	$24,444
IRPC	207,300	28,658
Kasikornbank	23,600	139,770
Krung Thai Bank	70,500	41,868
Land and Houses	57,600	17,010
PTT	17,900	191,111
PTT Exploration & Production	24,800	130,780
PTT Global Chemical	29,400	60,107
Shin	12,200	27,120
Siam Cement	6,900	78,147
Siam Commercial Bank	31,300	171,152
Siam Makro	1,900	24,478
Thai Oil	15,900	33,668
Thai Union Frozen Products	10,600	25,197
TMB Bank	443,900	26,218
Total Access Communication	15,000	45,027

		1,705,457

Turkey–1.43%
Akbank	24,623	97,270
Anadolu Efes Biracilik Ve Malt Sanayii	3,961	58,843
Arcelik	4,112	21,872
BIM Birlesik Magazalar	2,396	99,983
Coca-Cola Icecek	1,386	25,911
Emlak Konut Gayrimenkul Yatirim Ortakligi	11,790	16,465
Enka Insaat ve Sanayi	8,756	21,923
Eregli Demir ve Celik Fabrikalari	17,499	21,517
†Finansbank	3,231	6,004
Ford Otomotiv Sanayi	1,261	13,050
Haci Omer Sabanci Holding	17,688	77,551
KOC Holding	16,971	67,797
Koza Altin Isletmeleri	733	15,742
Tupras Turkiye Petrol Rafinerileri	2,538	57,897
†Turk Hava Yollari	10,037	20,998
Turk Telekomunikasyon	11,232	44,746
†Turkcell Iletisim Hizmetleri	15,333	93,416
Turkiye Garanti Bankasi	41,095	171,486
Turkiye Halk Bankasi	6,319	49,222
Turkiye Is Bankasi Class C	27,955	87,724
Turkiye Sise ve Cam Fabrikalari	10,057	13,933
Turkiye Vakiflar Bankasi Tao Class D	25,714	55,511
†Yapi ve Kredi Bankasi	14,520	34,577

		1,173,438

United Arab Emirates–0.07%
Dragon Oil	6,025	58,865

		58,865

LVIP BlackRock Emerging Markets Index RPM Fund—8

LVIP BlackRock Emerging Markets Index RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom–0.03%
Hochschild Mining	3,127	$24,542

		24,542

Total Common Stock (Cost $60,617,722)		62,845,253

EXCHANGE-TRADED FUNDS–6.28%
iShares MSCI Chile Investable Market Index Fund	24,383	1,514,672
@iShares S&P India Nifty 50 Index Fund	148,000	3,631,920

Total Exchange-Traded Funds (Cost $4,733,961)		5,146,592

ΔPREFERRED STOCK–6.35%
Brazil–5.36%
AES Tiete 12.70%	1,500	16,584
Alpargatas 1.48%	2,300	16,067
Banco Bradesco 3.53%	34,500	553,001
Banco do Estado do Rio Grande do Sul 5.31%	3,100	27,055
Banco Santander Brasil 5.57%	446,100	30,812
Bradespar 6.65%	4,000	55,098
Braskem Class A 4.20%	2,600	18,304
Centrais Eletricas Brasileiras Class B 9.54%	2,600	23,486
Cia Brasileira de Distribuicao Grupo Pao de Acucar 0.76%	1,700	75,743
Cia de Bebidas das Americas 2.70%	14,000	533,560
Cia de Gas de Sao Paulo Class A 0.59%	300	6,774
Cia de Transmissao de Energia Eletrica Paulista 11.14%	700	12,809
Cia Energetica de Minas Gerais 9.66%	8,800	106,801
Cia Energetica de Sao Paulo Class B 7.86%	3,100	32,775
Cia Paranaense de Energia Class B 2.31%	1,800	29,394
Eletropaulo Metropolitana Eletricidade de Sao Paulo 20.78%	1,800	17,459
Gerdau 1.80%	15,500	146,745
Itau Unibanco Holding 3.78%	41,800	633,099
Itausa—Investimentos Itau 3.55%	50,100	223,194
Klabin 2.55%	8,100	42,239
Lojas Americanas 0.62%	9,200	71,532
Metalurgica Gerdau 2.05%	5,000	60,436
Oi 51.20%	15,400	61,997
Petroleo Brasileiro 3.10%	76,200	840,213
Telefonica Brasil 5.20%	5,000	108,907
Usinas Siderurgicas de Minas Gerais Class A 0.84%	6,900	34,688
Vale 6.04%	35,100	610,066

		4,388,838

	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCK (continued)
Colombia–0.18%
Banco Davivienda 2.20%	2,073	$24,993
Bancolombia 2.56%	5,949	88,116
Grupo Argos 1.08%	1,309	14,400
Grupo Aval Acciones y Valores 3.42%	33,173	21,932

		149,441

Republic of Korea–0.51%
Amorepacific 1.80%	38	11,687
Hyundai Motor
2.54%	797	55,535
2.66%	544	35,170
LG Chem 4.07%	186	16,568
LG Electronics 1.34%	810	13,819
LG Household & Health Care 1.85%	60	10,290
Samsung Electronics 0.71%	382	270,635

		413,704

Russia–0.30%
AK Transneft 1.17%	31	56,635
Bashneft 7.50%	607	24,901
Mechel 21.66%	636	3,206
Rostelecom 4.85%	3,025	9,295
Sberbank of Russia 3.77%	17,500	37,159
Surgutneftegas 10.22%	145,400	97,385
Tatneft 6.91%	2,590	8,642
TNK-BP Holding 13.64%	5,300	12,502

		249,725

Total Preferred Stock (Cost $5,227,878)		5,201,708

RIGHTS–0.00%
†Mediclinic International	2,455	3,613
†YTL	5,680	539

Total Rights (Cost $0)		4,152

SHORT-TERM INVESTMENT–8.90%
Money Market Mutual Fund–8.90%
Dreyfus Treasury & Agency Cash Management Fund	7,295,234	7,295,234

Total Short-Term Investment (Cost $7,295,234)		7,295,234

LVIP BlackRock Emerging Markets Index RPM Fund––9

LVIP BlackRock Emerging Markets Index RPM Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–98.22% (Cost $77,874,795)	$80,492,939
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.78%	1,454,774

NET ASSETS APPLICABLE TO 7,882,202 SHARES OUTSTANDING–100.00%	$81,947,713

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2012, the aggregate value of Rule 144A securities was $186,204, which represented 0.23% of the Fund’s net assets. See Note 4 in “Notes.”
Δ	Securities have been classified by country of origin.
¢	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†	Non income producing security.
«	Includes $140,400 cash pledged as collateral for futures contracts and foreign currencies valued at $256,751 with a cost of $254,196.
@	Illiquid security. At September 30, 2012, the aggregate value of illiquid securities was $3,755,819, which represented 4.58% of the Fund’s net assets. See Note 4 in “Notes.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2012, the aggregate value of the fair valued securities was $62,381, which represented 0.08% of the Fund’s net assets. See Note 1 in “Notes.”
☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following foreign currency exchange contracts and futures contract were outstanding at September 30, 2012:1

Foreign Currency Exchange Contract

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	MYR	322,000	USD	(105,280)	10/3/12	$28

Futures Contracts

				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
54 E-mini MSCI Emerging Markets	$2,707,301	$2,683,800	12/22/12	$(23,501)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

ADR–American Depositary Receipt

GDR–Global Depositary Receipt

MNB–Mellon National Bank

MYR–Malaysian Ringgit

USD–United States Dollar

LVIP BlackRock Emerging Markets Index RPM Fund—10

LVIP BlackRock Emerging Markets Index RPM Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Lincoln Variable insurance Products Trust (LVIP or the Trust)—LVIP BlackRock Emerging Markets Index RPM Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

LVIP BlackRock Emerging Markets Index RPM Fund—11

LVIP BlackRock Emerging Markets Index RPM Fund

Notes (continued)

2. Investments (continued)

Cost of investments	$77,874,795

Aggregate unrealized appreciation	$3,576,423
Aggregate unrealized depreciation	(958,279)

Net unrealized appreciation	$2,618,144

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$62,706,844	$76,028	$62,381	$62,845,253
Investment Companies	5,146,592	—	—	5,146,592
Other	5,205,860	—	—	5,205,860
Short-Term Investments	7,295,234	—	—	7,295,234

Total	$80,354,530	$76,028	$62,381	$80,492,939

Foreign Currency Exchange Contract	$—	$28	$—	$28

Futures Contract	$(23,501)	$—	$—	$(23,501)

A reconciliation of Level 3 investments is not presented because Level 3 investments were not considered material at the end of the period in relation to net assets.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between Levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or

LVIP BlackRock Emerging Markets Index RPM Fund—12

LVIP BlackRock Emerging Markets Index RPM Fund

Notes (continued)

3. Derivatives (continued)

loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP BlackRock Emerging Markets Index RPM Fund—13

LVIP BlackRock Equity Dividend RPM Fund (formerly, LVIP Wells Fargo Intrinsic Value Fund)

Schedule of Investments (Unaudited)

September 30, 2012

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK–88.13%
Aerospace & Defense–4.77%
General Dynamics	40,600	$2,684,472
Honeywell International	45,700	2,730,575
Northrop Grumman	45,100	2,995,993
Raytheon	81,600	4,664,256
Rockwell Collins	12,300	659,772
United Technologies	60,300	4,720,887

		18,455,955

Air Freight & Logistics–0.63%
United Parcel Service Class B	34,100	2,440,537

		2,440,537

Auto Components–0.33%
Johnson Controls	46,300	1,268,620

		1,268,620

Beverages–2.20%
Coca-Cola	114,300	4,335,399
Diageo	149,458	4,198,452

		8,533,851

Chemicals–2.57%
Dow Chemical	58,100	1,682,576
duPont (E.I.) deNemours	98,300	4,941,541
Olin	48,100	1,045,213
Praxair	21,800	2,264,584

		9,933,914

Commercial Banks–6.91%
Bank of Nova Scotia	61,700	3,383,882
M&T Bank	8,400	799,344
National Bank of Canada	50,400	3,814,026
Toronto-Dominion Bank	43,300	3,611,013
U.S. Bancorp	155,000	5,316,500
Wells Fargo	284,600	9,827,238

		26,752,003

Consumer Finance–0.96%
American Express	65,200	3,707,272

		3,707,272

Containers & Packaging–0.14%
Packaging Corp. of America	15,200	551,760

		551,760

Diversified Financial Services–2.39%
JPMorgan Chase	228,900	9,265,872

		9,265,872

Diversified Telecommunication Services–4.87%
AT&T	176,000	6,635,200
BCE	26,900	1,181,986
CenturyLink	122,300	4,940,920

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Verizon Communications	133,400	$6,079,038

		18,837,144

Electric Utilities–4.24%
American Electric Power	37,600	1,652,144
Duke Energy	23,600	1,529,280
Edison International	33,400	1,526,046
FirstEnergy	44,700	1,971,270
ITC Holdings	10,700	808,706
NextEra Energy	47,500	3,340,675
Northeast Utilities	37,700	1,441,271
PPL	27,500	798,875
Southern	73,000	3,364,570

		16,432,837

Electrical Equipment–0.25%
Rockwell Automation	13,900	966,745

		966,745

Energy Equipment & Services–0.45%
Schlumberger	24,300	1,757,619

		1,757,619

Food & Staples Retailing–0.56%
Wal-Mart Stores	29,300	2,162,340

		2,162,340

Food Products–4.07%
General Mills	67,500	2,689,875
Heinz (H.J.)	36,200	2,025,390
†Kraft Foods	107,000	4,424,450
Mead Johnson Nutrition	38,900	2,850,592
Unilever	105,800	3,753,784

		15,744,091

Health Care Providers & Services–0.34%
Quest Diagnostics	20,700	1,313,001

		1,313,001

Hotels, Restaurants & Leisure–1.37%
McDonald’s	57,800	5,303,150

		5,303,150

Household Durables–1.80%
Kimberly-Clark	32,900	2,822,162
Procter & Gamble	59,900	4,154,664

		6,976,826

Industrial Conglomerates–2.36%
3M	31,500	2,911,230
General Electric	273,700	6,215,727

		9,126,957

Insurance–3.73%
ACE	31,000	2,343,600

LVIP BlackRock Equity Dividend RPM Fund—1

LVIP BlackRock Equity Dividend RPM Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Chubb	48,800	$3,722,464
Prudential Financial	64,200	3,499,542
Travelers	71,300	4,866,938

		14,432,544

IT Services–2.03%
Automatic Data Processing	15,900	932,694
International Business Machines	33,400	6,928,830

		7,861,524

Leisure Equipment & Products–0.50%
Mattel	54,900	1,947,852

		1,947,852

Machinery–2.95%
Caterpillar	63,200	5,437,728
Deere	72,400	5,972,276

		11,410,004

Media–2.52%
Comcast Special Class A	140,900	4,903,320
Disney (Walt)	30,700	1,604,996
Time Warner Cable	34,100	3,241,546

		9,749,862

Metals & Mining–2.71%
Barrick Gold	33,000	1,378,874
BHP Billiton	179,131	6,140,727
Rio Tinto	31,094	1,721,478
Southern Copper	36,000	1,236,960

		10,478,039

Multi-Utilities–2.40%
Consolidated Edison	13,300	796,537
Dominion Resources	62,700	3,319,338
Public Service Enterprise Group	72,400	2,329,832
Sempra Energy	22,200	1,431,678
Wisconsin Energy	38,100	1,435,227

		9,312,612

Oil, Gas & Consumable Fuels–11.08%
Chevron	96,900	11,294,664
ConocoPhillips	31,200	1,784,016
Enbridge	116,900	4,565,895
EQT	31,400	1,852,600
Exxon Mobil	85,900	7,855,555
Kinder Morgan	18,100	642,912
Marathon Oil	63,800	1,886,566
Marathon Petroleum	32,300	1,763,257
Occidental Petroleum	33,600	2,891,616
Phillips 66	20,400	945,948
Royal Dutch Shell Class A	29,225	1,010,927
Spectra Energy	52,200	1,532,592

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Total ADR	97,100	$4,864,710

		42,891,258

Paper & Forest Products–0.56%
MeadWestvaco	70,500	2,157,300

		2,157,300

Pharmaceuticals–6.18%
Abbott Laboratories	35,500	2,433,880
Bristol-Myers Squibb	86,800	2,929,500
Johnson & Johnson	73,000	5,030,430
Merck	130,400	5,881,040
Pfizer	307,400	7,638,890

		23,913,740

Real Estate Investment Trusts–0.40%
American Tower	500	35,695
Weyerhaeuser	57,400	1,500,436

		1,536,131

Road & Rail–1.70%
Canadian National Railway	45,300	3,996,819
Union Pacific	21,700	2,575,790

		6,572,609

Semiconductors & Semiconductor Equipment–0.88%
Intel	150,200	3,406,536

		3,406,536

Software–1.22%
Microsoft	158,700	4,726,086

		4,726,086

Specialty Retail–2.94%
Home Depot	116,900	7,057,253
Limited Brands	88,100	4,339,806

		11,397,059

Textiles, Apparel & Luxury Goods–1.16%
VF	28,200	4,493,952

		4,493,952

Tobacco–2.99%
Altria Group	59,800	1,996,722
Lorillard	22,900	2,666,705
Philip Morris International	76,800	6,907,392

		11,570,819

Water Utilities–0.59%
American Water Works	61,600	2,282,896

		2,282,896

LVIP BlackRock Equity Dividend RPM Fund—2

LVIP BlackRock Equity Dividend RPM Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services–0.38%
Vodafone Group ADR	51,600	$1,470,342

		1,470,342

Total Common Stock (Cost $326,072,655)		341,141,659

	Number of	Value
	Shares	(U.S. $)
SHORT-TERM INVESTMENT–11.76%
Money Market Mutual Fund–11.76%
Dreyfus Treasury & Agency Cash Management Fund	45,532,466	$45,532,466

Total Short-Term Investment (Cost $45,532,466)		45,532,466

TOTAL VALUE OF SECURITIES–99.89% (Cost $371,605,121)	386,674,125
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	422,955

NET ASSETS APPLICABLE TO 25,690,181 SHARES OUTSTANDING–100.00%	$387,097,080

†	Non income producing security.

ADR–American Depositary Receipt

LVIP BlackRock Equity Dividend RPM Fund—3

LVIP BlackRock Equity Dividend RPM Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP BlackRock Equity Dividend RPM Fund (Fund) (formerly, LVIP Wells Fargo Intrinsic Value Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$371,605,121

Aggregate unrealized appreciation	$18,218,853
Aggregate unrealized depreciation	(3,149,849)

Net unrealized appreciation	$15,069,004

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $125,435,497 may be carried forward and applied against future capital gains. Capital loss carryforwards if not utilized in future years will expire as follows: $44,742,251 expires in 2016 and $80,693,246 expires in 2017.

LVIP BlackRock Equity Dividend RPM Fund—4

LVIP BlackRock Equity Dividend RPM Fund

Notes (continued)

2. Investments (continued)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Common Stock	$341,141,659
Short-Term Investment	45,532,466

Total	$386,674,125

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP BlackRock Equity Dividend RPM Fund—5

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Principal Amount°		Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–18.37%
Fannie Mae S.F. 30 yr 3.00% 9/1/42		40,830,000	$43,146,282
Freddie Mac S.F. 30 yr 3.00% 9/1/42		40,800,000	43,052,996
GNMA S.F. 30 yr 3.00% 9/20/42		29,800,000	31,960,500

Total Agency Mortgage-Backed Securities (Cost $118,734,671)			118,159,778

CORPORATE BONDS–0.04%
Capital Markets–0.02%
•Morgan Stanley 3.864% 3/5/18		143,000	145,970

			145,970

Insurance–0.02%
•Prudential Financial 3.31% 6/10/15		114,000	115,259

			115,259

Total Corporate Bonds (Cost $251,696)			261,229

SOVEREIGN BONDS–17.95%
France–4.98%
French Treasury Note 1.00% 7/25/17	EUR	24,810,000	32,039,333

			32,039,333

Germany–12.80%
Bundesobligation 0.50% 10/13/17	EUR	64,115,000	82,345,666

			82,345,666

Italy–0.17%
Italy Buoni Poliennali Del Tesoro 2.15% 9/15/14	EUR	805,532	1,062,152

			1,062,152

Total Sovereign Bonds (Cost $115,928,556)			115,447,151

U.S. TREASURY OBLIGATIONS–52.59%
U.S. Treasury Inflation Index Bonds
0.75% 2/15/42		19,958,109	21,759,009
1.75% 1/15/28		5,019,578	6,511,728
2.00% 1/15/26		5,600,366	7,372,355
2.125% 2/15/40		2,306,304	3,374,052
2.125% 2/15/41		12,673,843	18,665,199

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Index Bonds (continued)
2.375% 1/15/25	20,001,359	$27,198,728
2.375% 1/15/27	2,931,376	4,053,544
2.50% 1/15/29	14,665,125	21,013,525
3.375% 4/15/32	1,174,435	1,953,967
3.625% 4/15/28	18,544,393	29,481,246
3.875% 4/15/29	3,844,197	6,394,884
U.S. Treasury Inflation Index Notes
0.125% 4/15/16	56,058,724	59,439,827
0.125% 4/15/17	8,847,018	9,536,121
0.125% 1/15/22	641,659	701,012
0.125% 7/15/22	12,916,511	14,134,499
0.50% 4/15/15	1,432,373	1,505,782
0.625% 4/15/13	907,349	916,564
0.625% 7/15/21	464,748	532,464
1.125% 1/15/21	6,813,340	8,074,340
1.25% 4/15/14	18,738,724	19,494,138
1.375% 1/15/20	234,882	281,327
1.625% 1/15/15	3,275,083	3,512,271
1.875% 7/15/13	775,633	798,963
1.875% 7/15/15	10,396,175	11,441,479
1.875% 7/15/19	4,287,815	5,272,675
2.00% 1/15/14	920,883	962,036
2.00% 7/15/14	12,796,047	13,655,788
2.00% 1/15/16	6,599,652	7,401,925
2.125% 1/15/19	3,430,481	4,213,862
2.375% 1/15/17	7,897,889	9,268,299
2.50% 7/15/16	15,858,477	18,421,857
2.625% 7/15/17	737,530	892,122

Total U.S. Treasury Obligations (Cost $317,722,738)		338,235,588

	Number of Shares
SHORT-TERM INVESTMENTS–10.39%
Money Market Mutual Funds–10.39%
BlackRock Liquidity Funds	28,096,355	28,096,355
Dreyfus Treasury Cash Management Fund	38,701,395	38,701,395

Total Short-Term Investments (Cost $66,797,750)		66,797,750

TOTAL VALUE OF SECURITIES–99.34% (Cost $619,435,411)	638,901,496
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.66%	4,245,116

NET ASSETS APPLICABLE TO 56,528,516 SHARES OUTSTANDING–100.00%	$643,146,612

LVIP BlackRock Inflation Protected Bond Fund—1

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

•	Variable rate security. The rate shown is the rate as of September 30, 2012. Interest rates reset periodically.
«	Includes $995,280 cash and $1,611,106 foreign currencies pledged as collateral for futures contracts and foreign currency valued at $(1,602,335) with a cost of $7,847.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2012:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNP	EUR	(88,701,000)	USD	115,267,659	10/22/12	$1,254,731
CITI	EUR	(8,155,000)	USD	9,998,030	10/22/12	(484,100)
DB	EUR	1,392,000	USD	(1,780,759)	10/22/12	8,465
JPMC	JPY	(420,000,000)	USD	5,347,144	12/4/12	(39,741)
MNB	EUR	(490,000)	USD	607,953	10/22/12	(21,875)
UBS	EUR	7,500,000	USD	(9,152,752)	10/22/12	487,465

						$1,204,945

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(776)	Euro Bobl	$(126,137,520)	$(125,337,917)	12/6/12	$799,603
(43)	Euro Bund	(7,662,224)	(7,833,806)	12/11/12	(171,582)
(143)	U.S. Long Bond	(21,332,191)	(21,360,625)	1/1/13	(28,434)
(124)	U.S. Treasury 2 yr Notes	(27,334,383)	(27,345,875)	1/5/13	(11,492)
(416)	U.S. Treasury 5 yr Notes	(51,795,413)	(51,847,250)	1/5/13	(51,837)
601	U.S. Treasury 10 yr Notes	79,754,083	80,224,109	12/20/12	470,026
(187)	U.S. Ultra Bond	(30,925,630)	(30,895,906)	1/1/13	29,724

		$(185,433,278)			$1,036,008

Index Swap Contract

Total Return Swap Contract

Notional Value	Expiration Date	Description	Unrealized Appreciation (Depreciation)
$287,271,000	10/24/12	Agreement with Barclays to receive the notional amount multiplied by the BARCLAYS Capital TIPS Index (LBUTTRUU) Daily Index Levels and to pay the notional amount multiplied by the fixed rate of 0.5565%.	$825,746	*

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”
*	Swap contract was fair valued at September 30, 2012.

Summary of Abbreviations:

BNP–Bank Paribas

CITI–Citibank

DB–Deutsche Bank

EUR–European Monetary Unit

GNMA–Government National Mortgage Association

LVIP BlackRock Inflation Protected Bond Fund—2

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

MNB–Mellon National Bank

S.F.–Single Family

yr–Year

UBS–United Bank of Switzerland

USD–United States Dollar

LVIP BlackRock Inflation Protected Bond Fund—3

LVIP BlackRock Inflation Protected Bond Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP BlackRock Inflation Protected Bond Fund (Fund).

Security Valuation–Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swaps (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for the open tax years (December 31, 2010–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage- backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP BlackRock Inflation Protected Bond Fund—4

LVIP BlackRock Inflation Protected Bond Fund

Notes (continued)

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$620,932,576

Aggregate unrealized appreciation	$21,073,807
Aggregate unrealized depreciation	(3,104,887)

Net unrealized appreciation	$17,968,920

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset & Mortgage-Backed Securities	$—	$118,159,778	$—	$118,159,778
Corporate Debt	—	261,229	—	261,229
Foreign Debt	—	115,447,151	—	115,447,151
U.S. Treasury Obligations	—	338,235,588	—	338,235,588
Short-Term Investments	66,797,750	—	—	66,797,750

Total	$66,797,750	$572,103,746	$—	$638,901,496

Foreign Currency Exchange Contracts	$—	$1,204,945	$—	$1,204,945

Futures Contracts	$1,036,008	$—	$—	$1,036,008

Index Swap Contract	$—	$—	$825,746	$825,746

A reconciliation of Level 3 investments is not presented because Level 3 investments were not considered material at the beginning, interim, or end of the period in relation to net assets.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

LVIP BlackRock Inflation Protected Bond Fund—5

LVIP BlackRock Inflation Protected Bond Fund

Notes (continued)

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts–The Fund may enter into index swap contracts in the normal course of pursuing its investment objective and strategies. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

4. Credit and Market Risk

The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.

LVIP BlackRock Inflation Protected Bond Fund—6

LVIP BlackRock Inflation Protected Bond Fund

Notes (continued)

4. Credit and Market Risk (continued)

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of September 30, 2012, there were no Rule 144A securities and no securities have been determined to be illiquid.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP BlackRock Inflation Protected Bond Fund—7

LVIP Capital Growth Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.80%
Automobiles–0.36%
Harley-Davidson	32,455	$1,375,118

		1,375,118

Beverages–2.13%
PepsiCo	114,200	8,081,934

		8,081,934

Biotechnology–3.42%
†Biogen Idec	36,190	5,400,634
†Gilead Sciences	113,725	7,543,379

		12,944,013

Chemicals–1.98%
Monsanto	82,425	7,502,324

		7,502,324

Communications Equipment–4.47%
†Acme Packet	183,115	3,131,267
†Juniper Networks	247,310	4,231,474
QUALCOMM	153,125	9,568,781

		16,931,522

Computers & Peripherals–12.61%
Apple	59,955	40,005,572
†EMC	166,455	4,539,228
†NetApp	97,315	3,199,717

		47,744,517

Consumer Finance–1.03%
American Express	68,270	3,881,832

		3,881,832

Electrical Equipment–1.24%
AMETEK	132,350	4,691,808

		4,691,808

Energy Equipment & Services–3.17%
†Cameron International	41,825	2,345,128
ENSCO	78,210	4,267,138
National Oilwell Varco	36,405	2,916,405
Schlumberger	34,115	2,467,538

		11,996,209

Food & Staples Retailing–3.40%
CVS Caremark	86,400	4,183,488
Wal-Mart Stores	117,490	8,670,762

		12,854,250

Food Products–1.65%
†Green Mountain Coffee Roasters	262,915	6,244,231

		6,244,231

Health Care Equipment & Supplies–4.59%
Covidien	78,495	4,664,173
†Edwards Lifesciences	65,180	6,998,377

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Hologic	282,000	$5,707,680

		17,370,230

Health Care Providers & Services–0.89%
UnitedHealth Group	60,580	3,356,738

		3,356,738

Hotels, Restaurants & Leisure–3.65%
Dunkin’ Brands Group	177,470	5,181,237
Starbucks	57,100	2,897,825
Yum Brands	86,745	5,754,663

		13,833,725

Household Durables–1.64%
D.R. Horton	192,640	3,976,090
Lennar Class A	64,045	2,226,845

		6,202,935

Internet & Catalog Retail–3.46%
†Amazon.com	35,345	8,988,940
†priceline.com	6,615	4,092,899

		13,081,839

Internet Software & Services–7.96%
†eBay	221,995	10,746,778
†Google Class A	19,490	14,705,204
†VeriSign	96,550	4,701,020

		30,153,002

IT Services–5.82%
†Alliance Data Systems	37,085	5,264,216
†Cognizant Technology Solutions Class A	75,155	5,254,838
MasterCard Class A	14,365	6,485,510
Visa Class A	37,555	5,042,885

		22,047,449

Life Sciences Tools & Services–0.55%
Agilent Technologies	54,122	2,080,991

		2,080,991

Machinery–1.89%
Cummins	12,260	1,130,495
Eaton	75,215	3,554,661
Joy Global	43,955	2,464,117

		7,149,273

Media–8.25%
Comcast Class A	162,255	5,803,861
Disney (Walt)	134,935	7,054,402
News Class A	330,535	8,108,024
†Sirius XM Radio	2,042,810	5,311,306
Time Warner	109,440	4,960,915

		31,238,508

LVIP Capital Growth Fund —1

LVIP Capital Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail–1.89%
†Dollar General	71,955	$3,708,561
Family Dollar Stores	51,820	3,435,666

		7,144,227

Oil, Gas & Consumable Fuels–2.03%
Anadarko Petroleum	74,915	5,238,057
†Cobalt International Energy	109,775	2,444,689

		7,682,746

Pharmaceuticals–2.04%
Johnson & Johnson	55,110	3,797,630
Merck	86,750	3,912,425

		7,710,055

Professional Services–1.01%
†IHS Class A	39,449	3,840,360

		3,840,360

Road & Rail–2.08%
Hunt (J.B.) Transport Services	65,655	3,416,686
Norfolk Southern	70,275	4,471,598

		7,888,284

Semiconductors & Semiconductor Equipment–2.60%
Altera	183,615	6,240,156
†Broadcom Class A	104,585	3,616,549

		9,856,705

Software–6.79%
†BMC Software	97,404	4,041,292
†Citrix Systems	11,482	879,177
Oracle	405,765	12,777,539
†salesforce.com	13,300	2,030,777

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Splunk	95,555	$3,508,780
†TIBCO Software	55,015	1,663,103
†VMware Class A	8,405	813,100

		25,713,768

Specialty Retail–4.49%
Abercrombie & Fitch	105,050	3,563,296
†AutoZone	14,105	5,214,195
Lowe’s	271,400	8,207,136

		16,984,627

Textiles, Apparel & Luxury Goods–0.76%
†Michael Kors Holdings	9,070	482,343
PVH	18,985	1,779,274
Ralph Lauren	4,070	615,506

		2,877,123

Tobacco–0.95%
Lorillard	30,895	3,597,723

		3,597,723

Total Common Stock (Cost $306,299,816)		374,058,066

SHORT-TERM INVESTMENT–1.28%
Money Market Mutual Fund–1.28%
Dreyfus Treasury & Agency Cash Management Fund	4,861,834	4,861,834

Total Short-Term Investment (Cost $4,861,834)		4,861,834

TOTAL VALUE OF SECURITIES–100.08% (Cost $311,161,650)	$378,919,900
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(308,787)

NET ASSETS APPLICABLE TO 13,954,827 SHARES OUTSTANDING–100.00%	$378,611,113

†	Non income producing security.

LVIP Capital Growth Fund—2

LVIP Capital Growth Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)—LVIP Capital Growth Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$314,047,661

Aggregate unrealized appreciation	$82,196,350
Aggregate unrealized depreciation	(17,324,111)

Net unrealized appreciation	$64,872,239

For federal income tax purposes at December 31, 2011, capital loss carryforwards of $59,788,677 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $18,965,032 expires in 2016 and $40,823,645 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

LVIP Capital Growth Fund—3

LVIP Capital Growth Fund

Notes (continued)

2. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Common Stock.	$374,058,066
Short-Term Investment	4,861,834

Total	$378,919,900

There were no Level 3 investments at the beginning or the end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Capital Growth Fund—4

LVIP Clarion Global Real Estate Fund (formerly, LVIP Cohen & Steers Global Real Estate Fund)

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.12%
Australia–8.05%
Dexus Property Group	2,820,017	$2,779,613
GPT Group	904,174	3,189,627
†@=GPT Group In-Specie	4,536,115	0
Mirvac Group	2,287,303	3,393,663
Stockland	952,359	3,300,321
Westfield Group	849,140	8,951,216
Westfield Retail Trust	1,053,256	3,158,209

		24,772,649

Bermuda–0.72%
†Orient-Express Hotels Class A	248,263	2,209,541

		2,209,541

Canada–3.60%
Brookfield Properties	352,815	5,842,616
Primaris Retail Real Estate Investment Trust	84,943	2,106,403
RioCan REIT	111,135	3,127,809

		11,076,828

☐China–1.86%
Agile Property Holdings	1,266,000	1,426,948
†Country Garden Holdings	7,366,323	2,868,935
Guangzhou R&F Properties	1,250,700	1,440,349

		5,736,232

France–3.91%
ICADE	21,459	1,748,311
Klepierre	113,005	3,962,974
Unibail-Rodamco	31,683	6,314,778

		12,026,063

Germany–1.28%
Deutsche Wohnen	224,640	3,946,169

		3,946,169

¢Hong Kong–13.15%
Hang Lung Properties	1,674,000	5,720,900
Henderson Land Development	431,000	3,101,519
Hongkong Land Holdings	783,600	4,709,436
Hysan Development	651,374	2,965,297
Link REIT	353,496	1,675,347
Shangri-La Asia	574,001	1,113,329
Sino Land	2,048,200	3,830,040
Sun Hung Kai Properties	726,443	10,642,481
Swire Properties	774,400	2,396,843
Wharf Holdings	623,580	4,330,528

		40,485,720

Indonesia–0.20%
Ciputra Development	8,274,500	613,887

		613,887

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan–7.93%
†Activia Properties	126	$772,005
Advance Residence Investment	669	1,408,060
Japan Retail Fund Investment	518	926,245
Mitsubishi Estate	470,000	9,000,577
Mitsui Fudosan	237,620	4,760,624
Nippon Building Fund	180	1,940,396
Sumitomo Realty & Development	211,000	5,603,948

		24,411,855

Netherlands–1.31%
Corio	36,820	1,565,435
Eurocommercial Properties CVA	65,202	2,470,903

		4,036,338

Norway–0.43%
Norwegian Property	869,167	1,327,471

		1,327,471

Philippines–0.72%
SM Prime Holdings	6,513,948	2,219,510

		2,219,510

Singapore–3.35%
CapitaMall Trust	1,081,000	1,779,424
CapitaMalls Asia	1,169,000	1,571,813
City Developments	337,000	3,224,039
Global Logistic Properties	1,832,000	3,747,154

		10,322,430

Sweden–0.62%
Fabege	200,159	1,905,057

		1,905,057

United Kingdom–4.89%
British Land	194,425	1,638,960
Derwent London	93,846	2,964,355
Great Portland Estates	219,565	1,598,781
Hammerson	517,347	3,767,941
Land Securities Group	412,128	5,068,129

		15,038,166

United States–46.10%
Alexandria Real Estate Equities	28,275	2,078,778
American Assets Trust	53,798	1,441,248
American Campus Communities	20,593	903,621
American Tower	19,053	1,360,194
Apartment Investment & Management Class A	171,028	4,445,018
AvalonBay Communities	23,048	3,134,298
Boston Properties	36,363	4,022,111
BRE Properties	46,989	2,203,314
Colonial Properties Trust	87,888	1,850,042
Corporate Office Properties Trust	113,379	2,717,695
CubeSmart	119,810	1,541,955

LVIP Clarion Global Real Estate Fund—1

LVIP Clarion Global Real Estate Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
DDR	295,912	$4,545,208
Digital Realty Trust	21,189	1,480,052
DuPont Fabros Technology	58,659	1,481,140
Education Realty Trust	132,179	1,440,751
Equity Lifestyle Properties	35,905	2,445,849
Equity Residential	160,039	9,207,044
Extra Space Storage	44,026	1,463,865
†Forest City Enterprises Class A	91,325	1,447,501
General Growth Properties	279,400	5,442,712
HCP.	104,393	4,643,401
Health Care REIT	65,318	3,772,115
Hersha Hospitality Trust	338,695	1,659,606
Home Properties	28,394	1,739,700
Host Hotels & Resorts	141,032	2,263,564
†Hyatt Hotels Class A	82,433	3,309,685
Kilroy Realty	30,819	1,380,075
Kimco Realty	181,092	3,670,735
Macerich.	25,605	1,465,374
Mid-America Apartment Communities	21,959	1,434,142
ProLogis	212,098	7,429,793
Public Storage	30,295	4,216,155

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Regency Centers	73,960	$3,604,071
Simon Property Group	123,847	18,801,202
SL Green Realty	45,314	3,628,292
†Strategic Hotels & Resorts	198,975	1,195,840
UDR	118,691	2,945,911
Ventas	96,093	5,981,789
Vornado Realty Trust	138,002	11,185,062
Weingarten Realty Investors	104,652	2,941,768

		141,920,676

Total Common Stock (Cost $249,418,262)		302,048,592

SHORT-TERM INVESTMENT–1.85%
Money Market Mutual Fund–1.85%
Dreyfus Treasury & Agency Cash Management Fund	5,702,338	5,702,338

Total Short-Term Investment (Cost $5,702,338)		5,702,338

TOTAL VALUE OF SECURITIES–99.97% (Cost $255,120,600)	307,750,930
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	101,604

NET ASSETS APPLICABLE TO 38,553,362 SHARES OUTSTANDING–100.00%	$307,852,534

Δ	Securities have been classified by country of origin.
¢	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†	Non income producing security.
«	Includes foreign currency valued at $76,605 with a cost of $76,605.
@	Illiquid security. At September 30, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s Net Assets. See Note 4 in “Notes.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2012, the aggregate value of the fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes.”
☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following foreign currency exchange contract was outstanding at September 30, 2012:1

Foreign Currency Exchange Contract

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	JPY	51,708,930	USD	(664,038)	10/2/12	$(1,208)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP Clarion Global Real Estate Fund—2

LVIP Clarion Global Real Estate Fund

Schedule of Investments (continued)

Summary of Abbreviations:

CVA–Dutch Certificate

JPY–Japanese Yen

MNB–Mellon National Bank

REIT–Real Estate Investment Trust

USD–United States Dollar

LVIP Clarion Global Real Estate Fund —3

LVIP Clarion Global Real Estate Fund

Notes (Unaudited)

September 30, 2012

1. Significant AccountingPolicies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Clarion Global Real Estate Fund (Fund) (formerly, LVIP Cohen & Steers Global Real Estate Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP Clarion Global Real Estate Fund—4

LVIP Clarion Global Real Estate Fund

Notes (continued)

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$275,759,447

Aggregate unrealized appreciation	$55,110,853
Aggregate unrealized depreciation	(23,119,370)

Net unrealized appreciation	$31,991,483

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $78,726,826 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $32,742,224 expires in 2016 and $43,681,858 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

At December 31, 2011, short-term losses of $2,302,744 carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Total
Common Stock.	$302,048,592	$—	$302,048,592
Short-Term Investment	5,702,338	—	5,702,338

Total	$307,750,930	$—	$307,750,930

Foreign Currency Exchange Contract	$—	$(1,208)	$(1,208)

The value of Level 3 investments was zero at the end of the period.

LVIP Clarion Global Real Estate Fund—5

LVIP Clarion Global Real Estate Fund

Notes (continued)

2. Investments (continued)

A reconciliation of Level 3 investments is not presented because Level 3 investments were not considered material at the beginning, interim or end of period in relation to net assets.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of September 30, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Clarion Global Real Estate Fund—6

LVIP Columbia Small-Mid Cap Growth RPM Fund (formerly LVIP Turner Mid-Cap Growth Fund)

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
COMMON STOCK–88.54%
Aerospace & Defense–2.23%
†Hexcel	39,000	$936,780
†LMI Aerospace	16,000	327,040

		1,263,820

Airlines–0.58%
†United Continental Holdings	16,900	329,550

		329,550

Beverages–0.71%
Beam	7,000	402,780

		402,780

Biotechnology–4.47%
†Alexion Pharmaceuticals	2,600	297,440
†Alkermes	15,100	313,325
†Amarin ADR	29,800	375,480
†Dynavax Technologies	45,300	215,628
†Idenix Pharmaceuticals	58,900	269,173
†Medivation	5,600	315,616
†Onyx Pharmaceuticals	7,100	599,950
†Sarepta Therapeutics	9,400	145,982

		2,532,594

Building Products–0.79%
†USG	20,500	449,975

		449,975

Capital Markets–0.69%
†Affiliated Managers Group	3,200	393,600

		393,600

Chemicals–1.03%
Albemarle	5,200	273,936
CF Industries Holdings	1,400	311,136

		585,072

Commercial Banks–1.45%
First Republic Bank	9,400	323,924
†Signature Bank	7,400	496,392

		820,316

Commercial Services & Supplies–2.38%
†Clean Harbors	9,100	444,535
†Portfolio Recovery Associates	3,800	396,834
†Stericycle	5,600	506,912

		1,348,281

Communications Equipment–0.64%
†Riverbed Technology	15,500	360,685

		360,685

Construction & Engineering–0.49%
KBR	9,300	277,326

		277,326

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Distributor–0.64%
†LKQ	19,600	$362,600

		362,600

Electrical Equipment–0.96%
AMETEK	15,400	545,930

		545,930

Electronic Equipment, Instruments & Components–0.70%
FEI	7,400	395,900

		395,900

Energy Equipment & Services–1.37%
Oceaneering International	7,800	430,950
†Superior Energy Services	16,900	346,788

		777,738

Food & Staples Retailing–3.28%
Casey’s General Stores	18,900	1,079,945
†Fresh Market	7,200	431,856
Harris Teeter Supermarkets	9,000	349,560

		1,861,361

Health Care Equipment & Supplies–2.82%
†Align Technology	15,700	580,429
†Insulet	20,300	438,074
†Masimo	11,900	287,742
†NxStage Medical	22,100	291,941

		1,598,186

Health Care Providers & Services–5.24%
†Brookdale Senior Living	31,500	731,430
†Catamaran	7,900	773,963
†Centene	8,100	303,021
†HMS Holdings	18,300	611,769
†IPC The Hospitalist	12,000	548,400

		2,968,583

Hotels, Restaurants & Leisure–3.22%
†Chipotle Mexican Grill	1,700	539,818
Domino’s Pizza	16,600	625,820
†Panera Bread Class A	1,900	324,691
Six Flags Entertainment	5,700	335,160

		1,825,489

Household Durables–2.17%
Harman International Industries	11,600	535,456
†Skullcandy	27,900	383,625
†Toll Brothers	9,300	309,039

		1,228,120

Insurance–0.54%
Gallagher (Arthur J)	8,500	304,470

		304,470

LVIP Columbia Small-Mid Cap Growth RPM Fund—1

LVIP Columbia Small-Mid Cap Growth RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet & Catalog Retail–1.56%
†TripAdvisor	26,800	$882,524

		882,524

Internet Software & Services–5.18%
†Bankrate	15,900	247,722
†Bazaarvoice	21,700	328,755
†Cornerstone OnDemand	11,100	340,326
†DealerTrack Holdings	15,600	434,460
†Equinix	1,700	350,285
†Liquidity Services	5,500	276,155
†Stamps.com	14,800	342,472
†Zillow Class A	14,600	615,828

		2,936,003

IT Services–3.55%
†Alliance Data Systems	5,400	766,530
InterActiveCorp	9,700	504,982
†Teradata	9,800	739,018

		2,010,530

Leisure Equipment & Products–1.30%
†Arctic Cat	10,400	431,184
Polaris Industries	3,800	307,306

		738,490

Life Sciences Tools & Services–1.09%
†Fluidigm	19,000	323,000
†Illumina	6,100	294,020

		617,020

Machinery–3.01%
†Chart Industries	5,100	376,635
Lindsay	3,800	273,486
†Proto Labs	9,600	324,672
Trinity Industries	11,200	335,664
Woodward	11,600	394,168

		1,704,625

Metals & Mining–1.18%
Cliffs Natural Resources	7,600	297,388
Royal Gold	3,700	369,482

		666,870

Multiline Retail–1.39%
Family Dollar Stores	11,900	788,970

		788,970

Oil, Gas & Consumable Fuels–2.53%
†Concho Resources	3,400	322,150
Energy XXI Bermuda	13,900	485,805
HollyFrontier	5,000	206,350
†Oasis Petroleum	14,200	418,474

		1,432,779

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Products–0.47%
Herbalife	5,600	$265,440

		265,440

Pharmaceuticals–2.13%
†Elan ADR	22,500	241,200
†Impax Laboratories	16,300	423,148
†Salix Pharmaceuticals	6,400	270,976
†Watson Pharmaceuticals	3,200	272,512

		1,207,836

Professional Services–1.01%
†IHS Class A	2,800	272,580
†Verisk Analytics Class A	6,300	299,943

		572,523

Real Estate Investment Trusts–4.74%
Digital Realty Trust	5,600	391,160
Home Properties	12,100	741,367
Rayonier	14,300	700,843
Redwood Trust	24,400	352,824
Tanger Factory Outlet Centers	15,500	501,115

		2,687,309

Road & Rail–1.65%
Hunt (J.B.) Transport Services	5,900	307,036
Kansas City Southern	4,000	303,120
Landstar System	6,900	326,232

		936,388

Semiconductors & Semiconductor Equipment–0.49%
Power Integrations	9,100	276,913

		276,913

Software–8.39%
†ANSYS	5,000	367,000
†Aspen Technology	27,200	703,120
†Autodesk.	13,900	463,843
†CommVault Systems	15,200	892,240
†Fortinet	27,700	668,678
†Guidewire Software	20,200	627,210
†Informatica	10,300	358,543
†MICROS Systems	6,200	304,544
†TIBCO Software	12,300	371,829

		4,757,007

Specialty Retail–7.47%
Dick’s Sporting Goods	13,300	689,605
DSW Class A	7,300	487,056
Foot Locker	9,700	344,350
GameStop Class A	14,700	308,700
GNC Holdings	18,300	713,151
Pier 1 Imports	19,600	367,304
Rent-A-Center	11,600	406,928

LVIP Columbia Small-Mid Cap Growth RPM Fund—2

LVIP Columbia Small-Mid Cap Growth RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Ulta Salon Cosmetics & Fragrance	9,500	$914,898

		4,231,992

Textiles, Apparel & Luxury Goods–2.41%
Gildan Activewear	10,300	326,304
†lululemon athletica	4,600	340,124
†Tumi Holdings	15,800	371,932
†Under Armour Class A	5,900	329,397

		1,367,757

Trading Companies & Distributors–1.22%
TAL International Group	9,400	319,412
†United Rentals	11,400	372,894

		692,306

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services–1.37%
†SBA Communications Class A	12,400	$779,960

		779,960

Total Common Stock (Cost $49,112,932)		50,185,618

SHORT-TERM INVESTMENT–6.92%
Money Market Mutual Fund–6.92%
Dreyfus Treasury & Agency Cash Management Fund	3,923,767	3,923,767

Total Short-Term Investment (Cost $3,923,767)		3,923,767

TOTAL VALUE OF SECURITIES–95.46% (Cost $53,036,699)	54,109,385
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–4.54%	2,572,400

NET ASSETS APPLICABLE TO 5,054,623 SHARES OUTSTANDING–100.00%.	$56,681,785

†	Non income producing security.

ADR–American Depositary Receipt

LVIP Columbia Small-Mid Cap Growth RPM Fund—3

LVIP Columbia Small-Mid Cap Growth RPM Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)—LVIP Columbia Small-Mid Cap Growth RPM Fund (Fund) (formerly, LVIP Turner Mid-Cap Growth Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Distributions received from Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$53,063,707

Aggregate unrealized appreciation	$1,814,406
Aggregate unrealized depreciation	(768,728)

Net unrealized appreciation	$1,045,678

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $6,194,465 may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011, if not utilized in future years, will expire as follows: $770,028 expires in 2016 and $5,424,437 expires in 2017.

LVIP Columbia Small-Mid Cap Growth RPM Fund—4

LVIP Columbia Small-Mid Cap Growth RPM Fund

Notes (continued)

2. Investments (continued)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Common Stock	$50,185,618
Short-Term Investment	3,923,767

Total	$54,109,385

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Market Risk

The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

4. Subsequent Events

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Columbia Small-Mid Cap Growth RPM Fund—5

LVIP JPMorgan Mid Cap Value RPM Fund (formerly, LVIP Columbia Value Opportunities Fund)

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
COMMON STOCK–86.09%
Aerospace & Defense–0.47%
Alliant Techsystems	4,200	$210,462

		210,462

Beverages–2.30%
Beam	7,200	414,288
Brown-Forman Class B	3,700	241,425
Dr Pepper Snapple Group	8,200	365,146

		1,020,859

Building Products–0.66%
†Fortune Brands Home & Security	10,800	291,708

		291,708

Capital Markets–4.93%
Ameriprise Financial	11,100	629,259
Invesco	16,600	414,834
Northern Trust	7,100	329,547
Schwab (Charles)	29,900	382,421
T. Rowe Price Group	6,800	430,440

		2,186,501

Chemicals–3.58%
Airgas	4,600	378,580
Albemarle	8,000	421,440
Sherwin-Williams	2,500	372,275
Sigma-Aldrich	5,800	417,426

		1,589,721

Commercial Banks–4.22%
Fifth Third Bancorp	33,300	516,483
Huntington Bancshares	25,200	173,880
M&T Bank	5,700	542,412
SunTrust Banks	14,800	418,396
Zions Bancorp	10,800	223,074

		1,874,245

Commercial Services & Supplies–1.41%
Republic Services	22,800	627,228

		627,228

Containers & Packaging–3.20%
Ball	15,000	634,650
Rock-Tenn Class A	4,800	346,464
Silgan Holdings	10,100	439,451

		1,420,565

Distributor–0.94%
Genuine Parts	6,800	415,004

		415,004

Electric Utilities–2.31%
Northeast Utilities	4,900	187,327
NV Energy	22,600	407,026

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Westar Energy	14,500	$430,070

		1,024,423

Electrical Equipment–1.94%
AMETEK	11,700	414,765
Regal-Beloit	6,300	444,024

		858,789

Electronic Equipment, Instruments & Components–2.10%
Amphenol Class A	8,600	506,368
†Arrow Electronics	12,600	424,746

		931,114

Food Products–2.16%
Hershey	5,100	361,539
†Ralcorp Holdings	5,000	365,000
Smucker (J.M.)	2,700	233,091

		959,630

Gas Utilities–0.64%
ONEOK	5,900	285,029

		285,029

Health Care Equipment & Supplies–0.46%
Becton Dickinson	2,600	204,256

		204,256

Health Care Providers & Services–3.12%
AmerisourceBergen	10,100	390,971
CIGNA	9,200	433,964
†Henry Schein	2,900	229,883
Humana	4,700	329,705

		1,384,523

Hotels, Restaurants & Leisure–2.48%
Darden Restaurants	5,600	312,200
Marriott International Class A	11,900	465,290
Yum Brands	4,900	325,066

		1,102,556

Household Durables–2.23%
Energizer Holdings	5,500	410,355
Jarden	2,500	132,100
†Mohawk Industries	5,600	448,112

		990,567

Industrial Conglomerates–1.05%
Carlisle	9,000	467,280

		467,280

Insurance–9.28%
†Alleghany	1,400	482,916
†Arch Capital Group	3,300	137,544
Berkley (W.R.)	11,500	431,135
Chubb	5,000	381,400

LVIP JPMorgan Mid Cap Value RPM Fund—1

LVIP JPMorgan Mid Cap Value RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Hartford Financial Services Group	12,300	$239,112
Loews	17,700	730,301
Marsh & McLennan	18,700	634,491
Old Republic International	23,300	216,690
OneBeacon Insurance Group	10,100	135,744
Unum Group	15,200	292,144
XL Group	18,300	439,749

		4,121,226

Internet & Catalog Retail–0.94%
Expedia	4,800	277,632
†TripAdvisor	4,300	141,599

		419,231

IT Services–1.14%
Jack Henry & Associates	13,300	504,070

		504,070

Machinery–1.70%
IDEX	2,500	104,425
†Rexnord	14,300	260,546
Snap-on	5,400	388,098

		753,069

Media–2.40%
†AMC Networks Class A	3,600	156,672
Cablevision Systems Class A	8,700	137,895
CBS Class B	11,000	399,630
DISH Network Class A	12,100	370,381

		1,064,578

Multiline Retail–2.45%
Family Dollar Stores	6,700	444,210
Kohl’s	12,600	645,372

		1,089,582

Multi-Utilities–5.50%
CenterPoint Energy	12,400	264,120
CMS Energy	18,400	433,320
NiSource	8,000	203,840
PG&E	9,000	384,030
Sempra Energy	5,700	367,593
Wisconsin Energy	9,800	369,166
Xcel Energy	15,200	421,192

		2,443,261

Oil, Gas & Consumable Fuels–6.49%
Devon Energy	7,200	435,600
Energen	13,700	718,017
EQT	9,000	531,000
Marathon Petroleum	8,700	474,933
QEP Resources	10,300	326,098

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Williams	11,300	$395,161

		2,880,809

Professional Services–0.68%
Equifax	6,500	302,770

		302,770

Real Estate Investment Trusts–2.31%
HCP	7,000	311,360
Regency Centers	7,700	375,221
Vornado Realty Trust	4,200	340,410

		1,026,991

Real Estate Management & Development–0.67%
Brookfield Office Properties	17,900	296,424

		296,424

Semiconductors & Semiconductor Equipment–2.04%
Analog Devices	13,400	525,146
Xilinx	11,400	380,874

		906,020

Software–0.88%
†Synopsys	11,800	389,636

		389,636

Specialty Retail–5.91%
†AutoZone	1,300	480,571
†Bed Bath & Beyond	5,200	327,600
Gap	11,300	404,314
PETsMART	3,900	269,022
Tiffany & Co	5,600	346,528
TJX	7,400	331,446
Williams-Sonoma	10,500	461,685

		2,621,166

Textiles, Apparel & Luxury Goods–1.69%
PVH	5,100	477,972
VF	1,700	270,912

		748,884

Thrift & Mortgage Finance–0.97%
Capitol Federal Financial	10,800	129,168
People’s United Financial	24,900	302,286

		431,454

Trading Companies & Distributors–0.84%
MSC Industrial Direct	5,500	371,030

		371,030

Total Common Stock (Cost $38,497,874)		38,214,661

LVIP JPMorgan Mid Cap Value RPM Fund—2

LVIP JPMorgan Mid Cap Value RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
SHORT-TERM INVESTMENT–12.82%
Money Market Mutual Fund–12.82%
Dreyfus Treasury & Agency Cash Management Fund	5,690,262	$5,690,262

Total Short-Term Investment (Cost $5,690,262)		5,690,262

TOTAL VALUE OF SECURITIES–98.91% (Cost $44,188,136)	$43,904,923
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.09%	482,759

NET ASSETS APPLICABLE TO 3,875,502 SHARES OUTSTANDING–100.00%	$44,387,682

†	Non income producing security.

LVIP JPMorgan Mid Cap Value RPM Fund—3

LVIP JPMorgan Mid Cap Value RPM Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP JPMorgan Mid Cap Value RPM Fund (Fund) (formerly, LVIP Columbia Value Opportunities Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$44,188,136

Aggregate unrealized appreciation	$124,144
Aggregate unrealized depreciation	(407,357)

Net unrealized depreciation	$(283,213)

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $11,583,322 may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011, if not utilized in future years, will expire as follows: $7,850,925 expires in 2017.

LVIP JPMorgan Mid Cap Value RPM Fund—4

LVIP JPMorgan Mid Cap Value RPM Fund

Notes (continued)

2. Investments (continued)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

At December 31, 2011, short-term losses of $3,732,397 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Common Stock	$38,214,661
Short-Term Investment	5,690,262

Total	$43,904,923

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2012. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of September 30, 2012, there were no Rule 144A securities and no securities have been determined to be illiquid.

LVIP JPMorgan Mid Cap Value RPM Fund—5

LVIP JPMorgan Mid Cap Value RPM Fund

Notes (continued)

4. Subsequent Events

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP JPMorgan Mid Cap Value RPM Fund—6

LVIP Delaware Bond Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.56%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	114,917	$134,270
Series 2002-83 GH 5.00% 12/25/17	6,194,306	6,624,259
Series 2003-38 MP 5.50% 5/25/23	5,462,215	6,022,851
Series 2003-122 AJ 4.50% 2/25/28	291,145	294,617
Series 2005-110 MB 5.50% 9/25/35	1,399,573	1,540,427
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44	887,963	1,018,043
Series 2004-W11 1A2 6.50% 5/25/44	258,019	293,324
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	108,642	125,358
Series 2326 ZQ 6.50% 6/15/31	531,923	610,968
Series 2512 PG 5.50% 10/15/22	161,898	178,935
Series 2557 WE 5.00% 1/15/18	4,894,063	5,235,052
Series 2622 PE 4.50% 5/15/18	20,438	21,668
Series 2717 MH 4.50% 12/15/18	1,617,671	1,718,227
Series 2762 LG 5.00% 9/15/32	23,316	24,174
Series 3123 HT 5.00% 3/15/26	362,000	406,485
Series 3131 MC 5.50% 4/15/33	3,259,800	3,341,031
Series 3173 PE 6.00% 4/15/35	6,963,743	7,289,431
Series 3416 GK 4.00% 7/15/22	866,904	893,035
Series 3455 MB 4.50% 6/15/23	10,000,000	10,889,300
Series 3656 PM 5.00% 4/15/40	6,893,000	7,778,909
•Series 3800 AF 0.721% 2/15/41	1,336,666	1,343,947
Freddie Mac Structured Pass Through Securities
¿Series T-58 2A 6.50% 9/25/43	862,129	1,006,517
•¿Series T-60 1A4C 5.078% 3/25/44	841,978	857,617
GNMA
Series 2010-42 PC 5.00% 7/20/39	1,468,000	1,790,423
Series 2010-113 KE 4.50% 9/20/40	7,175,000	8,210,668
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	2,447,000	2,630,525

Total Agency Collateralized Mortgage Obligations (Cost $66,491,142)		70,280,061

AGENCY MORTGAGE-BACKED SECURITIES–21.65%
Fannie Mae 6.50% 8/1/17	317,750	351,607
Fannie Mae ARM
•2.325% 8/1/36	535	570

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae ARM (continued)
•2.783% 4/1/36	778,646	$833,739
•3.481% 11/1/35	1,059,442	1,140,531
Fannie Mae Relocation 15 yr 4.00% 9/1/20	943,083	991,332
Fannie Mae Relocation 30 yr
4.00% 3/1/35	1,168,041	1,244,355
5.00% 11/1/33	143,080	154,673
5.00% 1/1/34	273,566	295,732
5.00% 11/1/34	79,166	85,580
5.00% 10/1/35	523,841	566,287
5.00% 1/1/36	94,165	101,795
5.00% 2/1/36	952,566	1,029,749
Fannie Mae S.F. 15 yr
4.00% 11/1/25	3,774,850	4,103,633
4.00% 3/1/26	8,114,605	8,821,372
4.00% 4/1/27	1,065,668	1,142,500
5.00% 2/1/21	3,552	3,871
5.00% 9/1/25	3,958,853	4,301,276
5.50% 6/1/20	888,167	966,100
5.50% 1/1/21	3,724	4,065
6.00% 8/1/21	2,715,542	2,989,872
Fannie Mae S.F. 15 yr TBA
2.50% 10/1/27	83,843,000	88,100,648
2.50% 11/1/27	24,388,000	25,573,103
3.00% 10/1/27	160,780,000	170,426,800
Fannie Mae S.F. 20 yr 5.50% 12/1/29	599,111	657,745
Fannie Mae S.F. 30 yr
5.00% 2/1/35	11,406,422	12,535,607
5.50% 2/1/37	4,745,830	5,210,296
6.00% 6/1/36	504,137	557,982
6.00% 8/1/36	699,899	774,653
6.00% 9/1/36	2,831,253	3,133,654
6.00% 9/7/36	264,253	292,478
6.00% 3/1/37	359,006	399,875
6.00% 8/1/37	1,851,804	2,049,592
6.00% 10/1/37	2,013,826	2,228,919
6.00% 2/1/38	160,905	178,091
6.00% 4/1/38	7,727,338	8,535,776
6.00% 5/1/38	1,528,274	1,691,506
6.00% 7/1/38	2,413,842	2,413,842
6.00% 9/1/38	1,925,292	2,134,389
6.00% 12/1/38	198,782	219,579
6.00% 11/1/39	6,434,076	7,121,287
6.00% 4/1/40	3,772,107	4,171,992
6.00% 6/1/40	40,600,970	44,937,478
6.00% 7/1/40	1,476,017	1,633,668
6.00% 2/1/41	13,831,983	15,426,489
6.00% 4/1/42	20,614,724	22,816,541
6.50% 3/1/36	222,780	254,442
6.50% 6/1/36	1,728,440	1,969,855

LVIP Delaware Bond Fund—1

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.50% 10/1/36	1,189,282	$1,349,384
6.50% 8/1/37	507,988	576,374
6.50% 12/1/37	2,000,161	2,282,550
7.00% 12/1/37	475,040	567,268
7.50% 4/1/31	102,445	125,924
7.50% 4/1/32	17,883	22,049
7.50% 9/1/32	771	947
7.50% 11/1/34	10,510	10,803
Fannie Mae S.F. 30 yr TBA
3.50% 10/1/42	316,347,000	339,282,158
3.50% 11/1/42	30,005,000	32,100,663
•Freddie Mac ARM 2.582% 4/1/34	181,530	194,027
Freddie Mac Relocation 30 yr 5.00% 9/1/33	504,018	542,697
Freddie Mac S.F. 15 yr
5.00% 6/1/18	627,568	674,246
5.00% 1/1/24	1,880,494	2,028,374
5.50% 8/1/23	1,148,942	1,247,880
Freddie Mac S.F. 30 yr
5.50% 7/1/38	4,673,700	5,093,289
5.50% 7/1/40	61,270,738	66,943,747
6.00% 6/1/38	4,867,351	5,350,718
6.00% 8/1/38	10,491,131	11,657,567
6.00% 10/1/38	14,880,199	16,534,608
6.00% 5/1/40	26,730,325	29,384,860
7.00% 11/1/33	81,569	96,432
GNMA I S.F.30 yr
7.00% 12/15/34	1,820,106	2,140,046
7.50% 12/15/31	9,743	11,957
7.50% 7/15/32	32,712	40,321

Total Agency Mortgage-Backed Securities (Cost $962,587,752)		972,833,815

COMMERCIAL MORTGAGE-BACKED SECURITIES–4.38%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	4,948,000	5,207,023
BAML Commercial Mortgage
•Series 2005-1 A5 5.343% 11/10/42	5,724,000	6,296,182
•Series 2005-6 A4 5.364% 9/10/47	2,815,000	3,170,501
Series 2006-4 A4 5.634% 7/10/46	8,251,000	9,511,852
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	2,990,000	3,367,864
•Series 2005-T20 A4A 5.297% 10/12/42	1,846,000	2,076,861
•Series 2006-PW12 A4 5.894% 9/11/38	2,059,000	2,368,501

	Principal Amount°	Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust Series 2012-GC8 A4 3.024% 9/10/45	4,300,000	$4,407,282
•¿Commercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44	16,297,000	18,098,389
•¿Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.588% 2/15/39	916,710	957,399
DBUBS Mortgage Trust
#Series 2011-LC1A A3 144A 5.002% 11/10/46	6,148,000	7,337,226
#•Series 2011-LC1A C 144A 5.728% 11/10/46	3,930,000	4,472,328
First Union National Bank Commercial Mortgage Series 2000-C2 H 6.75% 10/15/32	29,299	15,828
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	4,943,000	5,292,356
Series 2005-GG4 A4 4.761% 7/10/39	12,796,000	13,785,374
Series 2005-GG4 A4A 4.751% 7/10/39	18,589,650	20,220,762
•Series 2006-GG6 A4 5.553% 4/10/38	3,547,000	4,028,785
#Series 2010-C1 A2 144A 4.592% 8/10/43	4,200,000	4,895,197
#•Series 2010-C1 C 144A 5.635% 8/10/43	3,460,000	3,978,491
#•Series 2011-GC3 C 144A 5.728% 3/10/44	1,555,000	1,696,648
•Greenwich Capital Commercial Funding Series 2005-GG5 A5 5.224% 4/1/37	4,900,000	5,436,153
JP Morgan Chase Commercial Mortgage Securities
•Series 2005-LDP3 A4A 4.936% 8/15/42	7,684,000	8,501,516
•Series 2005-LDP4 A4 4.918% 10/1/42	4,150,000	4,545,026
•Series 2005-LDP5 A4 5.359% 12/15/44	2,790,000	3,141,504
Lehman Brothers-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	2,185,000	2,290,393
#Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34	749,500	674,716
Morgan Stanley Capital I Series 2005-HQ6 A4A 4.989% 8/13/42	2,189,000	2,411,825

LVIP Delaware Bond Fund—2

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I (continued)
Series 2005-IQ9 A5 4.70% 7/15/56		5,000,000	$5,383,780
•Series 2007-T27 A4 5.823% 6/13/42		19,316,000	22,846,115
#•Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.607% 2/15/33		850,000	831,927
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45		3,345,000	3,941,450
#•Sovereign Commercial Mortgage Securities Trust Series 2007-C1 A2 144A 6.026% 7/22/30		954,860	975,823
#Timberstar Trust Series 2006-1A A 144A 5.668% 10/15/36		7,456,000	8,445,158
#WFRBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44		5,415,000	6,193,260

Total Commercial Mortgage-Backed Securities (Cost $171,508,316)			196,803,495

CORPORATE BONDS–37.36%
Automobiles–0.12%
#Daimler Finance North America 144A 2.25% 7/31/19		5,440,000	5,425,557

			5,425,557

Beverages–0.73%
#Heineken 144A 3.40% 4/1/22		8,210,000	8,567,989
Molson Coors Brewing 5.00% 5/1/42		36,000	40,383
Pernod-Ricard
#144A 2.95% 1/15/17		2,025,000	2,114,809
#144A 5.75% 4/7/21		4,310,000	5,136,636
SABMiller Holdings
#144A 2.45% 1/15/17		3,345,000	3,502,302
#144A 3.75% 1/15/22		12,482,000	13,581,415

			32,943,534

Biotechnology–0.45%
Amgen
3.875% 11/15/21		2,530,000	2,723,785
5.375% 5/15/43		7,290,000	8,481,645
Celgene
2.45% 10/15/15		1,845,000	1,913,885
3.25% 8/15/22		1,750,000	1,770,328
3.95% 10/15/20		5,055,000	5,447,172

			20,336,815

Capital Markets–0.41%
Bear Stearns
•3.945% 4/24/14	AUD	2,700,000	2,766,625

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Capital Markets (continued)
Bear Stearns (continued)
•4.00% 12/7/12	AUD	1,620,000	$1,680,381
#Grupo Aval 144A 4.75% 9/26/22		990,000	977,625
Jefferies Group
6.25% 1/15/36		3,769,000	3,769,000
6.45% 6/8/27		1,741,000	1,793,230
Lazard Group 6.85% 6/15/17		6,725,000	7,597,589

			18,584,450

Chemicals–1.35%
Cabot
2.55% 1/15/18		5,255,000	5,394,615
3.70% 7/15/22		3,055,000	3,127,538
CF Industries 6.875% 5/1/18		11,507,000	14,024,156
Dow Chemical 8.55% 5/15/19		16,407,000	22,030,532
LyondellBasell Industries 5.75% 4/15/24		11,346,000	12,962,805
#Mexichem SAB de CV 144A 4.875% 9/19/22		2,815,000	2,864,263

			60,403,909

Commercial Banks–4.48%
Abbey National Treasury Services 4.00% 4/27/16		4,023,000	4,187,525
#Banco Santander Chile 144A 3.875% 9/20/22		2,800,000	2,815,708
Bancolombia 5.125% 9/11/22		3,502,000	3,554,530
#Bank Nederlandse Gemeenten 144A 1.375% 9/27/17		6,444,000	6,466,522
BB&T 5.25% 11/1/19		18,600,000	21,556,210
•Branch Banking & Trust 0.719% 9/13/16		9,458,000	9,183,699
City National 5.25% 9/15/20		4,622,000	5,024,498
#CoBank ACB 144A 7.875% 4/16/18		3,750,000	4,699,549
•Fifth Third Capital Trust IV 6.50% 4/15/37		7,423,000	7,469,394
#HSBC Bank 144A 3.10% 5/24/16		6,954,000	7,334,363
HSBC Holdings 4.00% 3/30/22		8,532,000	9,172,301
JPMorgan Chase Bank 6.00% 10/1/17		11,253,000	13,331,182
KeyBank 6.95% 2/1/28		8,063,000	9,937,172
KeyCorp 5.10% 3/24/21		9,198,000	10,775,089
Korea Development Bank 8.00% 1/23/14		204,000	222,309
#National Australia Bank 144A 5.35% 6/12/13		11,000,000	11,356,026
•National City Bank 0.78% 6/7/17		4,980,000	4,765,980
PNC Bank 6.875% 4/1/18		9,960,000	12,388,318
PNC Funding
5.125% 2/8/20		2,428,000	2,881,589
5.625% 2/1/17		78,000	89,884

LVIP Delaware Bond Fund—3

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
•SunTrust Bank 0.721% 8/24/15	3,385,000	$3,267,774
SVB Financial Group 5.375% 9/15/20	960,000	1,095,613
U.S. Bank
2.95% 7/15/22	3,745,000	3,788,573
4.95% 10/30/14	1,640,000	1,780,660
•USB Capital IX 3.50% 10/29/49	20,338,000	17,452,851
Wachovia
•0.825% 10/15/16	3,135,000	3,036,420
5.60% 3/15/16	11,957,000	13,477,428
Wells Fargo
3.50% 3/8/22	1,123,000	1,200,047
4.75% 2/9/15	3,424,000	3,705,357
Zions Bancorp
4.50% 3/27/17	2,414,000	2,494,406
7.75% 9/23/14	2,358,000	2,582,083

		201,093,060

Commercial Services & Supplies–0.86%
#ADT 144A 3.50% 7/15/22	5,335,000	5,553,980
Brambles USA
#144A 3.95% 4/1/15	3,680,000	3,859,908
#144A 5.35% 4/1/20	6,665,000	7,512,835
International Lease Finance
5.875% 4/1/19	1,600,000	1,704,458
6.25% 5/15/19	3,271,000	3,532,680
6.625% 11/15/13	3,640,000	3,822,000
8.75% 3/15/17	2,975,000	3,495,625
Penske Truck Leasing
#144A 3.375% 3/15/18	2,790,000	2,795,254
#144A 3.75% 5/11/17	4,115,000	4,225,850
#144A 4.875% 7/11/22	2,065,000	2,065,335

		38,567,925

Communications Equipment–0.17%
Motorola Solutions 3.75% 5/15/22	7,315,000	7,619,714

		7,619,714

Computers & Peripherals–0.10%
#Seagate Technology International 144A 10.00% 5/1/14	4,191,000	4,620,578

		4,620,578

Construction & Engineering–0.09%
#URS 144A 5.00% 4/1/22	3,665,000	3,771,208

		3,771,208

Construction Materials–0.26%
#•Cemex SAB de CV 144A 5.362% 9/30/15	8,484,000	8,123,430

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Construction Materials (continued)
#Votorantim Cimentos 144A 7.25% 4/5/41		3,250,000	$3,534,375

			11,657,805

Consumer Finance–0.70%
Ford Motor Credit
3.984% 6/15/16		3,050,000	3,217,482
4.25% 9/20/22		3,100,000	3,183,189
5.00% 5/15/18		5,243,000	5,737,011
#Hyundai Capital America 144A 2.125% 10/2/17		4,415,000	4,420,832
•Toyota Motor Credit 0.532% 7/25/13		15,000,000	15,007,470

			31,565,984

Diversified Consumer Services–0.26%
Yale University 2.90% 10/15/14		11,103,000	11,674,938

			11,674,938

Diversified Financial Services–2.37%
AgriBank 9.125% 7/15/19		5,515,000	7,328,823
Bank of America
3.75% 7/12/16		3,475,000	3,690,158
5.70% 1/24/22		5,350,000	6,295,538
CDP Financial
#144A 4.40% 11/25/19		7,352,000	8,461,924
#144A 5.60% 11/25/39		5,637,000	7,242,728
#ERAC USA Finance 144A 5.25% 10/1/20		10,411,000	11,857,140
General Electric Capital
3.15% 9/7/22		3,675,000	3,699,314
#144A 3.80% 6/18/19		3,740,000	3,952,391
6.00% 8/7/19		22,749,000	27,709,328
•6.25% 12/15/49		3,400,000	3,603,912
•7.125% 12/15/49		3,300,000	3,691,944
#•ILFC E-Capital Trust II 144A 6.25% 12/21/65		2,107,000	1,675,065
•ING Groep 5.775% 12/29/49		2,647,000	2,422,005
JPMorgan Chase
2.92% 9/19/17	CAD	4,928,000	5,017,974
3.25% 9/23/22		4,520,000	4,592,528
#Temasek Financial I 144A 2.375% 1/23/23		4,910,000	4,929,115
#•USB Realty 144A 1.602% 12/22/49		500,000	415,040

			106,584,927

Diversified Telecommunication Services–1.45%
CenturyLink 5.80% 3/15/22		7,008,000	7,639,729
Deutsche Telekom International Finance
#144A 2.25% 3/6/17		412,000	421,848
#144A 3.125% 4/11/16		3,715,000	3,909,967
Oi
#144A 5.75% 2/10/22		4,702,000	4,937,100

LVIP Delaware Bond Fund—4

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Oi (continued)
#144A 9.75% 9/15/16	BRL	2,385,000	$1,241,360
Qwest 6.75% 12/1/21		3,396,000	4,088,261
Telecom Italia Capital 5.25% 10/1/15		1,222,000	1,289,210
Telefonica Emisiones
5.462% 2/16/21		34,000	33,405
6.421% 6/20/16		10,020,000	10,608,675
Virgin Media Secured Finance 6.50% 1/15/18		15,805,000	17,385,500
Vivendi
#144A 3.45% 1/12/18		3,148,000	3,212,295
#144A 6.625% 4/4/18		9,013,000	10,516,188

			65,283,538

Electric Utilities–1.92%
#American Transmission Systems 144A 5.25% 1/15/22		5,622,000	6,535,159
#Centrais Eletricas Brasileiras 144A 5.75% 10/27/21		5,810,000	6,492,675
ComEd Financing III 6.35% 3/15/33		4,153,000	4,215,295
Commonwealth Edison
3.80% 10/1/42		570,000	579,132
5.95% 8/15/16		522,000	614,599
Consumers Energy 2.85% 5/15/22		4,500,000	4,707,612
Great Plains Energy 5.292% 6/15/22		6,431,000	7,224,122
Ipalco Enterprises 5.00% 5/1/18		2,440,000	2,568,100
Jersey Central Power & Light 5.625% 5/1/16		2,588,000	2,994,060
LG&E & KU Energy
3.75% 11/15/20		6,099,000	6,353,804
4.375% 10/1/21		7,299,000	8,017,389
NextEra Energy Capital Holdings
•6.35% 10/1/66		7,318,000	7,763,915
•6.65% 6/15/67		815,000	874,563
Nisource Finance 5.80% 2/1/42		4,423,000	5,248,783
Pennsylvania Electric 5.20% 4/1/20		6,313,000	7,120,622
PPL Capital Funding
4.20% 6/15/22		1,420,000	1,516,527
•6.70% 3/30/67		2,696,000	2,806,679
Public Service Company of Oklahoma 5.15% 12/1/19		6,073,000	7,073,527
Public Service Electric & Gas 3.50% 8/15/20		3,225,000	3,560,123

			86,266,686

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Energy Equipment & Services–0.68%
Transocean
3.80% 10/15/22	6,330,000	$6,375,968
5.05% 12/15/16	8,750,000	9,787,103
Weatherford International Bermuda
4.50% 4/15/22	8,058,000	8,443,245
9.625% 3/1/19	4,619,000	6,019,772

		30,626,088

Food & Staples Retailing–0.48%
Kroger 3.40% 4/15/22	2,410,000	2,515,086
Safeway 4.75% 12/1/21	5,908,000	6,034,473
Walgreen 3.10% 9/15/22	8,300,000	8,441,042
Woolworths
#144A 3.15% 4/12/16	3,143,000	3,305,229
#144A 4.55% 4/12/21	1,256,000	1,406,792

		21,702,622

Food Products–0.49%
#Brasil Foods 144A 5.875% 6/6/22	6,595,000	7,221,525
#Kraft Foods Group 144A 5.00% 6/4/42	10,385,000	11,632,207
Tyson Foods 4.50% 6/15/22	2,975,000	3,131,188

		21,984,920

Health Care Equipment & Supplies–0.64%
Boston Scientific 6.00% 1/15/20	4,224,000	5,028,452
CareFusion 6.375% 8/1/19	12,989,000	15,577,292
Zimmer Holdings 4.625% 11/30/19	7,144,000	8,177,487

		28,783,231

Health Care Providers & Services–0.85%
Express Scripts
#144A 2.65% 2/15/17	1,975,000	2,071,745
#144A 4.75% 11/15/21	1,467,000	1,700,587
Highmark
#144A 4.75% 5/15/21	2,438,000	2,505,228
#144A 6.125% 5/15/41	917,000	966,123
Laboratory Corporation of America Holdings
2.20% 8/23/17	3,025,000	3,093,211
3.75% 8/23/22	11,515,000	12,073,811
Quest Diagnostics 4.70% 4/1/21	6,863,000	7,725,556
WellPoint 3.30% 1/15/23	7,726,000	7,831,305

		37,967,566

Hotels, Restaurants & Leisure–0.19%
Wyndham Worldwide
4.25% 3/1/22	2,155,000	2,219,014
5.625% 3/1/21	2,880,000	3,182,777
5.75% 2/1/18	2,883,000	3,249,827

		8,651,618

LVIP Delaware Bond Fund—5

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Household Products–0.20%
Energizer Holdings 4.70% 5/24/22	8,544,000	$9,080,059

		9,080,059

Industrial Conglomerates–0.32%
General Electric 5.00% 2/1/13	10,167,000	10,322,769
Tyco Electronics Group 3.50% 2/3/22	3,873,000	3,965,363

		14,288,132

Insurance–2.19%
Alleghany 4.95% 6/27/22	3,120,000	3,406,288
American International Group
4.875% 6/1/22	1,725,000	1,947,804
5.85% 1/16/18	579,000	673,155
8.25% 8/15/18	6,218,000	8,015,201
•Chubb 6.375% 3/29/67	12,383,000	13,249,810
#ING US 144A 5.50% 7/15/22	5,130,000	5,361,661
Liberty Mutual Group
#144A 4.95% 5/1/22	4,624,000	4,845,929
#144A 6.50% 5/1/42	8,143,000	8,845,260
MetLife
6.40% 12/15/36	50,000	52,704
6.817% 8/15/18	11,819,000	14,890,415
#MetLife Capital Trust IV 144A 7.875% 12/15/37	589,000	697,965
#MetLife Capital Trust X 144A 9.25% 4/8/38	7,506,000	9,945,450
#Metropolitan Life Global Funding I 144A 3.875% 4/11/22	1,235,000	1,349,394
Prudential Financial
3.875% 1/14/15	1,852,000	1,968,144
4.50% 11/15/20	1,586,000	1,766,850
4.50% 11/16/21	636,000	702,941
•5.875% 9/15/42	2,995,000	3,081,106
6.00% 12/1/17	3,392,000	4,019,869
#¿=‡Twin Reefs Pass Through Trust 144A 0.00% 12/29/49	2,600,000	0
#•ZFS Finance USA Trust II 144A 6.45% 12/15/65	12,801,000	13,633,065

		98,453,011

Internet Software & Services–0.29%
eBay 4.00% 7/15/42	6,840,000	6,687,010
#Tencent Holdings 144A 3.375% 3/5/18	6,235,000	6,316,180

		13,003,190

IT Services–0.16%
Fiserv 3.50% 10/1/22	3,830,000	3,851,475
Western Union 3.65% 8/22/18	2,982,000	3,306,883

		7,158,358

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Life Sciences Tools & Services–0.16%
Thermo Fisher Scientific
1.85% 1/15/18	2,850,000	$2,900,921
3.15% 1/15/23	4,180,000	4,324,319

		7,225,240

Media–1.10%
DIRECTV Holdings
3.80% 3/15/22	10,645,000	10,976,091
5.15% 3/15/42	1,620,000	1,654,430
Historic TW 6.875% 6/15/18	10,187,000	12,926,722
Interpublic Group 4.00% 3/15/22	6,241,000	6,550,666
NBCUniversal Media
2.875% 1/15/23	2,585,000	2,580,269
4.45% 1/15/43	2,845,000	2,835,299
Time Warner Cable
4.50% 9/15/42	50,000	50,068
5.85% 5/1/17	2,340,000	2,790,165
8.25% 4/1/19	6,569,000	8,828,743

		49,192,453

Metals & Mining–2.11%
Alcoa
5.40% 4/15/21	5,289,000	5,561,124
6.75% 7/15/18	5,424,000	6,272,639
Anglo American Capital
#144A 2.625% 4/3/17	8,428,000	8,534,774
#144A 2.625% 9/27/17	4,200,000	4,219,177
#144A 4.125% 9/27/22	1,010,000	1,015,998
ArcelorMittal 10.10% 6/1/19	14,886,000	17,168,173
Barrick Gold 3.85% 4/1/22	13,824,000	14,540,816
Barrick North America Finance 4.40% 5/30/21	2,276,000	2,480,678
#CODELCO 144A 3.00% 7/17/22	5,885,000	5,945,892
Freeport-McMoRan Copper & Gold 3.55% 3/1/22	5,095,000	5,110,285
#Newcrest Finance 144A 4.20% 10/1/22	2,595,000	2,617,794
Rio Tinto Finance USA 2.875% 8/21/22	3,835,000	3,826,087
Teck Resources
3.00% 3/1/19	2,275,000	2,306,445
3.75% 2/1/23	3,415,000	3,385,443
Vale Overseas 4.375% 1/11/22	11,284,000	11,917,721

		94,903,046

Multiline Retail–0.13%
Dollar General 4.125% 7/15/17	1,060,000	1,113,000
Macy’s Retail Holdings 5.90% 12/1/16	4,034,000	4,714,064

		5,827,064

LVIP Delaware Bond Fund—6

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Multi-Utilities–1.52%
Ameren Illinois 9.75% 11/15/18	13,436,000	$18,847,685
CenterPoint Energy 5.95% 2/1/17	4,976,000	5,834,878
CMS Energy
4.25% 9/30/15	3,083,000	3,279,698
6.25% 2/1/20	3,189,000	3,703,255
•Integrys Energy Group 6.11% 12/1/66	5,078,000	5,336,785
Puget Energy 6.00% 9/1/21	2,034,000	2,278,851
•Puget Sound Energy 6.974% 6/1/67	7,777,000	8,299,824
SCANA 4.125% 2/1/22	4,453,000	4,578,984
Sempra Energy 2.875% 10/1/22	6,380,000	6,470,456
•Wisconsin Energy 6.25% 5/15/67	8,805,000	9,386,729

		68,017,145

Office Electronics–0.08%
Xerox 6.35% 5/15/18	3,131,000	3,680,478

		3,680,478

Oil, Gas & Consumable Fuels–5.00%
Apache 3.25% 4/15/22	245,000	263,892
#CNOOC Finance 2012 144A 3.875% 5/2/22	6,477,000	6,883,568
Devon Energy 1.875% 5/15/17	170,000	173,482
Ecopetrol 7.625% 7/23/19	7,541,000	9,690,185
El Paso Pipeline Partners Operating 6.50% 4/1/20	5,585,000	6,653,612
•Enbridge Energy Partners 8.05% 10/1/37	8,282,000	9,389,129
Energy Transfer Partners 9.70% 3/15/19	4,191,000	5,545,012
#ENI 144A 4.15% 10/1/20	6,757,000	6,815,124
Enterprise Products Operating
4.45% 2/15/43	120,000	119,183
•7.034% 1/15/68	9,989,000	11,200,156
9.75% 1/31/14	4,133,000	4,605,075
EOG Resources 2.625% 3/15/23	7,990,000	8,094,509
#Gazprom Neft Capital 144A 4.375% 9/19/22	3,365,000	3,365,000
#IPIC GMTN 144A 5.50% 3/1/22	3,024,000	3,402,000
Kinder Morgan Energy Partners
3.45% 2/15/23	2,635,000	2,718,722
9.00% 2/1/19	7,116,000	9,447,358
Lukoil International Finance 6.125% 11/9/20	7,685,000	8,714,790
Pemex Project Funding Master Trust 6.625% 6/15/35	252,000	317,520
Pertamina Persero
#144A 4.875% 5/3/22	4,185,000	4,514,569
#144A 6.00% 5/3/42	4,020,000	4,371,750
Petrobras International Finance 3.875% 1/27/16	4,670,000	4,963,323

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Petrobras International Finance (continued)
5.375% 1/27/21	8,589,000	$9,720,781
Petrohawk Energy 7.25% 8/15/18	1,400,000	1,592,443
Petroleos de Venezuela 9.00% 11/17/21	9,165,600	7,928,244
Petroleos Mexicanos 5.50% 6/27/44	7,370,000	8,125,425
Plains All American Pipeline 8.75% 5/1/19	6,223,000	8,378,840
Pride International 6.875% 8/15/20	15,411,000	19,540,038
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	2,260,587	2,475,129
#Sinopec Group Overseas Development 2012 144A 2.75% 5/17/17	5,317,000	5,526,442
Talisman Energy 5.50% 5/15/42	10,205,000	11,536,406
Total Capital International 2.70% 1/25/23	4,000,000	4,086,288
TransCanada PipeLines
3.80% 10/1/20	132,000	148,518
•6.35% 5/15/67	11,503,000	12,312,777
Williams Partners
3.35% 8/15/22	3,620,000	3,708,111
7.25% 2/1/17	5,610,000	6,828,380
Woodside Finance
#144A 8.125% 3/1/14	6,460,000	7,051,878
#144A 8.75% 3/1/19	3,419,000	4,496,433

		224,704,092

Paper & Forest Products–0.61%
Domtar 4.40% 4/1/22	3,269,000	3,353,569
Georgia-Pacific 8.00% 1/15/24	11,464,000	15,679,897
International Paper
4.75% 2/15/22	4,526,000	5,149,031
6.00% 11/15/41	1,305,000	1,596,164
9.375% 5/15/19	997,000	1,349,933

		27,128,594

Pharmaceuticals–0.15%
GlaxoSmithKline Capital 4.85% 5/15/13	4,500,000	4,625,609
Watson Pharmaceuticals 3.25% 10/1/22	2,165,000	2,197,291

		6,822,900

Real Estate Investment Trusts–2.24%
Alexandria Real Estate Equities 4.60% 4/1/22	5,877,000	6,282,442
American Tower
4.70% 3/15/22	1,670,000	1,835,397
5.90% 11/1/21	10,640,000	12,645,587
Boston Properties 3.85% 2/1/23	4,290,000	4,527,808

LVIP Delaware Bond Fund—7

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Brandywine Operating Partnership 4.95% 4/15/18	4,618,000	$4,967,296
BRE Properties 3.375% 1/15/23	4,665,000	4,650,091
Developers Diversified Realty
4.625% 7/15/22	1,635,000	1,781,280
4.75% 4/15/18	3,227,000	3,584,677
7.50% 4/1/17	1,020,000	1,221,756
7.875% 9/1/20	5,792,000	7,477,646
9.625% 3/15/16	478,000	595,590
Digital Realty Trust
5.25% 3/15/21	8,118,000	9,047,487
5.875% 2/1/20	3,169,000	3,668,891
Host Hotels & Resorts
4.75% 3/1/23	1,065,000	1,108,931
#144A 5.25% 3/15/22	6,051,000	6,565,335
5.875% 6/15/19	2,255,000	2,491,775
Liberty Property 4.125% 6/15/22	2,585,000	2,711,461
Mack-Cali Realty 4.50% 4/18/22	3,835,000	4,112,965
National Retail Properties 3.80% 10/15/22	2,055,000	2,100,064
Regency Centers
4.80% 4/15/21	1,740,000	1,924,261
5.875% 6/15/17	2,752,000	3,182,892
UDR 4.625% 1/10/22	4,775,000	5,279,951
WEA Finance
#144A 3.375% 10/3/22	3,450,000	3,436,945
#144A 4.625% 5/10/21	4,934,000	5,396,035

		100,596,563

Road & Rail–0.03%
#Transnet 144A 4.00% 7/26/22	1,385,000	1,411,315

		1,411,315

Semiconductors & Semiconductor Equipment–0.34%
National Semiconductor 6.60% 6/15/17	8,480,000	10,620,666
#Samsung Electronics America 144A 1.75% 4/10/17	4,495,000	4,562,425

		15,183,091

Software–0.09%
Symantec 4.20% 9/15/20	4,015,000	4,176,817

		4,176,817

Specialty Retail–0.13%
Lowe’s 3.12% 4/15/22	5,568,000	5,785,920

		5,785,920

Wireless Telecommunication Services–1.46%
America Movil SAB de CV 5.00% 3/30/20	12,382,000	14,558,768
#Crown Castle Towers 144A 4.883% 8/15/20	28,005,000	31,566,116

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
#Digicel Group 144A 8.25% 9/30/20	4,015,000	$4,235,825
#TNK-BP Finance 144A 7.50% 7/18/16	3,840,000	4,456,320
#VimpelCom 144A 7.748% 2/2/21	3,910,000	4,188,588
#VimpelCom Holdings 144A 7.504% 3/1/22	2,280,000	2,396,850
Vodafone Group 2.50% 9/26/22	4,205,000	4,207,944

		65,610,411

Total Corporate Bonds (Cost $1,561,032,374)		1,678,364,552

MUNICIPAL BONDS–3.45%
California State Revenue Anticipation Notes Series A1 2.50% 6/20/13	18,500,000	18,794,150
Los Angeles, California Department of Water & Power Revenue Taxable Build America Bonds 6.574% 7/1/45	16,555,000	23,911,876
Massachusetts State Transportation Fund Revenue Taxable Build America Bonds Recovery Zone Economic Development Bonds 5.731% 6/1/40	6,425,000	8,455,364
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds Series A 7.102% 1/1/41	13,481,000	19,258,822
New York Metropolitan Transportation Authority Revenue Taxable Build America Bonds Series E 6.814% 11/15/40	3,690,000	4,994,415
New York Sales Tax Asset Receivables Taxable Series B 4.66% 10/15/14 (NATL-RE) (FGIC)	400,000	433,280
New York Triborough Bridge & Tunnel Authority Revenue Taxable Build America Bonds Series A2 5.45% 11/15/32	18,055,000	21,371,342
New York, New York Taxable Build America Bonds Series F-1 6.271% 12/1/37	18,710,000	24,949,224

LVIP Delaware Bond Fund—8

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Oregon State Taxable Pension 5.892% 6/1/27	3,475,000	$4,313,761
San Francisco Bay Area California Toll Authority Bridge Revenue Taxable Build America Bonds Series S3 6.907% 10/1/50	11,030,000	15,845,698
University of Missouri Systems Facilities Revenue Board of Curators Taxable Build America Bonds 5.792% 11/1/41	9,235,000	12,491,446

Total Municipal Bonds (Cost $122,805,109)		154,819,378

NON-AGENCY ASSET-BACKED SECURITIES–3.33%
AEP Texas Central Transition Funding Series 2012-1 A2 1.976% 6/1/21	7,253,000	7,512,984
•Ally Master Owner Trust Series 2011-1 A1 1.091% 1/15/16	4,616,000	4,648,086
•American Express Credit Account Master Trust Series 2010-1 B 0.821% 11/16/15	2,136,000	2,139,772
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14	5,356,000	5,501,828
Bank of America Auto Trust Series 2012-1 A3 0.78% 6/15/16	8,426,000	8,474,559
#Cabela’s Master Credit Card Trust Series 2010-2A A1 144A 2.29% 9/17/18	4,650,000	4,855,270
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	16,434,000	20,166,063
CenterPoint Energy Transition Bond Series 2012-1 A2 2.161% 10/15/21	4,510,000	4,731,558
#•Centurion CDO VII Series 2004-7A A2 144A 0.847% 1/30/16	2,175,896	2,154,528
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	4,526,000	6,234,914
Citicorp Residential Mortgage Securities
Series 2006-3 A4 5.703% 11/25/36	72,692	70,510
Series 2006-3 A5 5.948% 11/25/36	5,708,000	5,168,394
#•CNH Wholesale Master Note Trust Series 2011-1A A 144A 1.021% 12/15/15	700,000	701,089

	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	5,310,000	$6,499,403
Series 2012-A1 A1 0.81% 8/15/17	5,862,000	5,912,190
#Enterprise Fleet Financing Series 2012-1 A2 144A 1.14% 11/20/17	2,000,000	2,007,516
Ford Credit Auto Lease Trust Series 2012-A A4 1.03% 4/15/15	7,252,000	7,303,924
General Electric Capital Credit Card Master Note Trust
Series 2012-2 A 2.22% 1/18/22	2,225,000	2,293,968
Series 2012-6 A 1.36% 8/17/20	3,810,000	3,843,482
Golden Credit Card Trust
#Series 2012-2A A1 144A 1.77% 1/15/19	3,420,000	3,523,936
#Series 2012-5A A 144A 0.79% 9/15/17	4,860,000	4,863,417
#Great America Leasing Receivables Series 2011-1 A3 144A 1.69% 2/15/14	4,686,071	4,698,446
John Deere Owner Trust Series 2011-A A4 1.96% 4/16/18	4,633,000	4,755,459
Mid-State Trust Series 11 A1 4.864% 7/15/38	767,823	792,282
#Navistar Financial Owner Trust Series 2012-A A2 144A 0.85% 3/18/15	6,385,000	6,393,058
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41	2,030,400	2,262,461
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.621% 10/15/15	3,022,000	3,068,747
#•Victoria Falls CLO Series 2005-1A A2 144A 0.765% 2/17/17	2,524,602	2,476,609
#Volvo Financial Equipment Series 2012-1A A4 144A 1.09% 8/15/17	6,106,000	6,156,362
World Financial Network Credit Card Master Trust Series 2012-B A 1.76% 5/17/21	5,965,000	6,001,876
World Omni Automobile Lease Securitization Trust Series 2012-A A3 0.93% 11/16/15	4,375,000	4,406,268

Total Non-Agency Asset-Backed Securities (Cost $142,977,142)		149,618,959

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.28%
Bank of America Alternative Loan Trust Series 2005-3 2A1 5.50% 4/25/20	226,656	239,296
Bank of America Mortgage Securities
•Series 2003-D 1A2 2.997% 5/25/33	4,936	4,413

LVIP Delaware Bond Fund—9

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Bank of America Mortgage Securities (continued)
•Series 2004-L 4A1 5.125% 1/25/35	912,088	$924,481
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21	529,147	545,402
Countrywide Alternative Loan Trust Series 2005-57CB 4A3 5.50% 12/25/35	1,798,981	1,441,446
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34	231,271	244,808
#•GSMPS Mortgage Loan Trust Series 1998-3 A 144A 7.75% 9/19/27	357,623	378,926
•JP Morgan Mortgage Trust Series 2006-A2 3A3 5.537% 4/25/36	3,381,384	3,033,491
Lehman Mortgage Trust Series 2006-1 1A3 5.50% 2/25/36	389,467	307,827
MASTR Alternative Loans Trust Series 2003-2 6A1 6.00% 3/25/33	167,897	179,807
MASTR ARM Trust
•Series 2003-6 1A2 2.70% 12/25/33	311,277	309,592
•Series 2005-6 7A1 5.324% 6/25/35	924,903	913,972
•Series 2006-2 4A1 3.819% 2/25/36	720,525	680,313
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	599,997	610,004
•Merrill Lynch Mortgage Investors Series 2005-A2 A3 2.529% 2/25/35	316,452	188,788
•Structured ARM Loan Trust Series 2004-3AC A2 2.748% 3/25/34	185,367	182,982
Washington Mutual Mortgage Pass Through Certificates
¿Series 2003-S10 A2 5.00% 10/25/18	691,899	717,883
¿Series 2004-CB3 1A 6.00% 10/25/34	39,986	42,983
Wells Fargo Mortgage-Backed Securities Trust Series 2005-18 1A1 5.50% 1/25/36	1,541,579	1,517,927

Total Non-Agency Collarterized Mortgage Obligations (Cost $13,135,016)		12,464,341

	Principal		Value
	Amount°		(U.S. $)
ΔREGIONAL BONDS–1.41%
Australia–1.01%
New South Wales Treasury
6.00% 4/1/19	AUD	10,884,000	$13,064,800
6.00% 3/1/22	AUD	6,125,000	7,529,994
Queensland Treasury 6.25% 6/14/19	AUD	14,577,000	17,681,806
Victoria Treasury 6.00% 10/17/22	AUD	5,897,000	7,306,546

			45,583,146

Canada–0.40%
Province of Manitoba 2.10% 9/6/22		6,710,000	6,750,777
Province of Ontario
3.15% 6/2/22	CAD	8,648,000	9,151,583
4.00% 6/2/21	CAD	445,000	504,570
Province of Quebec 4.25% 12/1/21	CAD	1,288,000	1,473,585

			17,880,515

Total Regional Bonds (Cost $59,532,305)			63,463,661

ΔSOVEREIGN BONDS–3.79%
Brazil–0.24%
Brazilian Government International
5.625% 1/7/41		5,582,000	7,172,870
8.875% 10/14/19		2,406,000	3,494,715

			10,667,585

Canada–0.21%
#Export Development Canada 144A 0.30% 3/7/13		9,500,000	9,506,413

			9,506,413

Chile–0.14%
Chile Government International 5.50% 8/5/20	CLP	2,801,000,000	6,282,838

			6,282,838

Colombia–0.10%
Colombia Government International 6.125% 1/18/41		3,428,000	4,662,080

			4,662,080

Finland–0.13%
Finland Government 4.00% 7/4/25	EUR	3,771,000	5,898,982

			5,898,982

Indonesia–0.40%
Indonesia Treasury
7.00% 5/15/22	IDR	68,716,000,000	7,721,546
7.00% 5/15/27	IDR	30,268,000,000	3,357,872
11.00% 11/15/20	IDR	20,152,000,000	2,791,578

LVIP Delaware Bond Fund—10

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal		Value
	Amount°		(U.S. $)
ΔSOVEREIGN BONDS (continued)
Indonesia (continued)
#Republic of Indonesia 144A 5.25% 1/17/42		3,516,000	$4,021,425

			17,892,421

Mexico–0.25%
Mexican Bonos 8.00% 12/17/15	MXN	92,435,000	7,850,283
Mexico Government International 4.75% 3/8/44		3,006,000	3,351,690

			11,201,973

Norway–0.70%
#Kommunalbanken 144A 1.00% 9/26/17		6,686,000	6,696,116
Norway Government
4.25% 5/19/17	NOK	12,774,000	2,510,742
4.50% 5/22/19	NOK	49,003,000	10,045,910
5.00% 5/15/15	NOK	63,631,000	12,150,654

			31,403,422

Peru–0.05%
Peruvian Government International 5.625% 11/18/50		1,812,000	2,369,190

			2,369,190

Philippines–0.33%
Philippine Government International
5.00% 1/13/37		4,400,000	5,236,000
9.50% 10/21/24		5,867,000	9,533,875

			14,769,875

Poland–0.13%
Poland Government 5.75% 10/25/21	PLN	17,924,000	6,036,121

			6,036,121

Russia–0.13%
#VEB Finance 144A 6.025% 7/5/22		5,115,000	5,721,613

			5,721,613

Serbia–0.01%
#Republic of Serbia 144A 7.25% 9/28/21		251,000	267,315

			267,315

South Africa–0.43%
South Africa Government
8.00% 12/21/18	ZAR	26,483,000	3,485,300
10.50% 12/21/26	ZAR	104,367,000	15,875,609

			19,360,909

	Principal		Value
	Amount°		(U.S. $)
ΔSOVEREIGN BONDS (continued)
Sri Lanka–0.03%
#Sri Lanka Government International 144A 5.875% 7/25/22		1,260,000	$1,363,950

			1,363,950

Sweden–0.00%
Sweden Government 3.00% 7/12/16	SEK	1,270,000	208,599

			208,599

Turkey–0.09%
Turkey Government 9.00% 3/5/14	TRY	7,063,000	4,026,063

			4,026,063

United Kingdom–0.42%
United Kingdom Gilt
4.00% 3/7/22	GBP	3,602,712	7,088,820
4.25% 12/7/27	GBP	2,880,000	5,870,651
4.75% 3/7/20	GBP	2,812,000	5,704,710

			18,664,181

Total Sovereign Bonds (Cost $159,411,348)			170,303,530

SUPRANATIONAL BANKS–0.17%
Corp Andina de Fomento 4.375% 6/15/22		4,180,000	4,554,139
International Bank for Reconstruction & Development 3.25% 12/15/17	SEK	620,000	102,690
International Bank for Reconstruction & Development 3.375% 4/30/15	NOK	17,480,000	3,179,819

Total Supranational Banks (Cost $7,801,966)			7,836,648

U.S. TREASURY OBLIGATIONS–12.77%
U.S. Treasury Bond 3.00% 5/15/42		72,330,000	75,008,452
U.S. Treasury Notes
0.625% 8/31/17		53,980,000	54,022,158
0.625% 9/30/17		29,215,000	29,215,000
¥1.625% 8/15/22		415,840,000	415,450,358

Total U.S. Treasury Obligations (Cost $572,150,109)			573,695,968

	Number of Shares
PREFERRED STOCK–0.48%
Alabama Power 5.625%		122,235	3,176,888
BB&T 5.85%		89,975	2,342,949
JPMorgan Chase 5.50%		65,000	1,618,500

LVIP Delaware Bond Fund—11

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
PREFERRED STOCK (continued)
PNC Financial Services Group
•6.125%	90,000	$2,472,300
•8.25%	5,625,000	5,866,583
•U.S. Bank 6.00%	86,000	2,406,280
Wells Fargo 5.20%	152,200	3,835,440

Total Preferred Stock (Cost $20,297,783)		21,718,940

	Number of Contracts
OPTION PURCHASED–0.00%
Put Option–0.00%
AUD, Strike Price $100.00, expires 11/16/12 (BAML)	11,841,000	47,793

Total Option Purchased (Premium received $116,634)		47,793

	Principal Amount°
SHORT-TERM INVESTMENTS–22.89%
Certificates of Deposit–1.90%
Bank of Montreal Chicago 0.14% 10/4/12	50,000,000	50,000,165
National Bank of Canada New York 0.58% 6/13/13	10,225,000	10,242,501
Toronto Dominion Bank New York 0.17% 10/30/12	25,000,000	25,000,665

		85,243,331

≠Discounted Commercial Paper–20.97%
Abbey National North America 0.17% 10/1/12	50,000,000	50,000,000
American Honda Finance 0.15% 12/7/12	25,000,000	24,988,318
AstraZeneca 0.13% 11/29/12	14,410,000	14,403,200
Baker Hughes
0.12% 10/29/12	20,000,000	19,996,022
0.18% 10/12/12	34,600,000	34,597,606
Bank of Nova Scotia 0.13% 10/17/12	50,000,000	49,998,155
Barclays US Funding 0.05% 10/1/12	57,130,000	57,130,000
BMW US Capital
0.15% 10/26/12	8,000,000	7,997,971
0.15% 10/29/12	20,000,000	19,994,300
0.15% 11/1/12	20,000,000	19,993,672
BNP Paribas Finance 0.11% 10/1/12	53,000,000	53,000,000
Brown University 0.16% 10/15/12	16,780,000	16,778,825

	Principal	Value
	Amount°	(U.S. $)
SHORT-TERM INVESTMENTS (continued)
≠Discounted Commercial Paper (continued)
Catholic Health Initiatives 0.20% 11/8/12	10,750,000	$10,749,449
Commonwealth Bank Australia 0.19% 12/19/12	35,000,000	34,986,074
Connecticut Health & Education 0.16% 10/12/12	11,100,000	11,099,778
Cornell University
0.17% 11/14/12	3,600,000	3,599,208
0.19% 12/4/12	4,500,000	4,498,335
CPPIB Capital 0.11% 10/4/12	50,000,000	49,998,915
Deutsche Bank Financial 0.20% 10/1/12	54,630,000	54,630,000
Duke University 0.17% 10/23/12	15,892,000	15,889,915
duPont (E.I.) deNemours 0.15% 11/5/12	45,000,000	44,991,878
Emory University
0.19% 11/19/12	7,500,000	7,500,000
0.19% 12/3/12	5,000,000	4,999,900
General Electric Capital 0.24% 10/23/12	25,000,000	24,998,368
#Illinois Tool Works 144A 0.10% 10/10/12	460,000	459,988
John Deere Canada 0.14% 10/9/12	30,600,000	30,598,599
JPMorgan Chase 0.452% 10/25/12	25,000,000	24,998,008
Koch Resources 0.15% 10/18/12	25,000,000	24,997,153
Leland Stanford Junior University 0.17% 10/26/12	8,000,000	7,999,040
Quebec Province 0.165% 11/27/12	25,000,000	24,989,168
Roche Holdings 0.13% 10/10/12	19,500,000	19,499,411
Total Capital Canada 0.25% 12/12/12	11,650,000	11,642,719
Toyota Motor Credit 0.22% 12/11/12	25,000,000	24,992,343
Unilever Capital 0.452% 1/17/13	18,250,000	18,237,789
#United Technologies 144A
0.11% 10/25/12	25,000,000	24,995,820
0.12% 10/26/12	23,615,000	23,610,848
University of Chicago 0.17% 10/4/12	21,500,000	21,499,355
Wal-Mart Stores 0.09% 10/25/12	18,000,000	17,999,325
Yale University 0.15% 10/16/12	4,650,000	4,649,616

LVIP Delaware Bond Fund—12

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
SHORT-TERM INVESTMENTS (continued)
≠Discounted Commercial Paper (continued)
Yale University (continued)
0.16% 11/15/12	14,250,000	$14,245,630
0.16% 12/18/12	10,000,000	9,992,980

		942,227,681

	Number of	Value
	Shares	(U.S. $)
SHORT-TERM INVESTMENTS (continued)
Money Market Mutual Fund–0.02%
Dreyfus Treasury & Agency Cash Management Fund	764,801	$764,801

Total Short Term Investments (Cost $1,028,232,651)		1,028,235,813

TOTAL VALUE OF SECURITIES–113.52% (Cost $4,888,079,647)	5,100,486,954
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(13.52%)	(607,484,738)

NET ASSETS APPLICABLE TO 311,717,287 SHARES OUTSTANDING–100.00%	$4,493,002,216

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2012, the aggregate value of Rule 144A securities was $597,326,898, which represented 13.29% of the Fund’s net assets. See Note 4 in “Notes.”
Δ	Securities have been classified by country of origin.
•	Variable rate security. The rate shown is the rate as of September 30, 2012. Interest rates reset periodically.
«	Of this amount, $934,657,553 represents payable for securities purchased, $280,766,842 represents receivables for securities sold as of September 30, 2012 and foreign currencies valued $2,507,713 with a cost of $2,500,831.
¿	Pass Through Agreement. Security represents the contractual right to receive a proporationate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2012, the aggregate value of the fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
‡	Non income producing security. Security is currently in default.
¥	Fully or partially pledged as collateral for futures contracts.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2012:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(13,776,089)	USD	14,316,925	11/6/12	$75,395
BAML	BRL	3,244,238	USD	(1,589,144)	11/6/12	2,928
BAML	COP	6,053,918,000	USD	(3,358,623)	11/6/12	(13,866)
BAML	EUR	(18,175,645)	USD	23,388,965	11/6/12	22,998
BAML	HUF	(4,172,689,050)	USD	18,718,325	11/6/12	18,119
BAML	JPY	372,667,200	USD	(4,797,158)	11/6/12	(18,727)
BAML	MXN	(28,864,005)	USD	2,238,630	11/6/12	5,742
BAML	PHP	144,841,080	USD	(3,473,407)	11/6/12	(987)
BAML	TRY	7,539,129	USD	(4,195,864)	11/6/12	(24,222)
BAML	ZAR	(54,541,093)	USD	6,635,815	11/6/12	118,933
CITI	CLP	2,071,470,000	USD	(4,387,778)	11/6/12	(9,598)
CITI	EUR	(2,318,232)	USD	2,983,154	11/6/12	2,917
CITI	IDR	39,975,615,000	USD	(4,148,569)	11/6/12	6,706
CITI	RUB	272,967,220	USD	(8,725,179)	11/6/12	(32,899)
GSC	BRL	18,019,510	USD	(8,828,765)	11/6/12	14,103
GSC	GBP	(5,520,699)	USD	8,950,543	11/6/12	36,244
HSBC	AUD	(15,321,403)	USD	15,952,874	11/6/12	113,821

LVIP Delaware Bond Fund—13

LVIP Delaware Bond Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
HSBC	CAD	3,605,210	USD	(3,671,929)	11/6/12	$(8,115)
HSBC	EUR	(755,366)	USD	972,816	11/6/12	1,745
HSBC	GBP	(2,713,991)	USD	4,400,954	11/6/12	18,659
HSBC	JPY	295,586,200	USD	(3,809,199)	11/6/12	(19,120)
HSBC	PHP	144,841,080	USD	(3,463,026)	11/6/12	9,394
HSBC	RUB	133,458,600	USD	(4,278,548)	11/6/12	(28,735)
HSBC	TRY	2,869,280	USD	(1,596,333)	11/6/12	(8,668)
JPMC	BRL	9,318,750	USD	(4,566,448)	11/6/12	6,622
JPMC	CLP	2,068,236,000	USD	(4,374,904)	11/6/12	(3,560)
JPMC	EUR	(1,608,035)	USD	2,067,128	11/6/12	(104)
JPMC	NOK	(22,329,753)	USD	3,889,998	11/6/12	(1,797)
MSC	BRL	10,218,201	USD	(5,006,959)	11/6/12	7,506
MSC	EUR	(4,488,910)	USD	5,772,769	11/6/12	1,986
MSC	JPY	(355,520,790)	USD	4,577,383	11/6/12	18,808
MSC	NOK	(3,377,021)	USD	588,198	11/6/12	(374)
MSC	PHP	144,785,400	USD	(3,462,854)	11/6/12	8,231
MSC	RUB	410,291,030	USD	(13,117,979)	11/6/12	(52,805)

						$267,280

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
36	Long Gilt	$6,874,173	$7,012,412	1/1/13	$138,239
2,030	U.S. Treasury 5 yr Notes	252,286,228	253,004,609	1/5/13	718,381
1,893	U.S. Treasury 10 yr Notes	250,978,469	252,685,922	12/20/12	1,707,453
(1,578)	U.S. Treasury Long Bonds	(232,465,102)	(235,713,750)	1/1/13	(3,248,648)

		$277,673,768			$(684,575)

LVIP Delaware Bond Fund—14

LVIP Delaware Bond Fund

Schedule of Investments (continued)

Swap Contracts

CDS Contracts

				Annual		Unrealized
				Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value[2]		Payments	Date	(Depreciation)
	Protection Purchased:
JPMC	Republic of France 5 yr CDS		4,319,000	0.25%	9/20/17	$(145,036)
	ITRAXX Europe Subordinate Financials
MSC	18.1 5 yr CDS	EUR	33,000,000	5.00%	12/20/17	(27,193)
	Kingdom of Belgium
MSC	5 yr CDS		8,236,000	1.00%	12/20/16	(677,532)
MSC	5 yr CDS		2,485,000	1.00%	3/20/17	(222,655)
MSC	5 yr CDS		5,634,000	1.00%	6/20/17	(370,341)
	Kingdom of Spain
MSC	5 yr CDS		6,210,000	1.00%	6/20/16	149,353
MSC	5 yr CDS		16,252,000	1.00%	12/20/16	118,415
MSC	5 yr CDS		4,750,000	1.00%	3/20/17	26,000
MSC	5 yr CDS		3,580,000	1.00%	6/20/17	(126,041)
	Republic of France
MSC	5 yr CDS		12,101,000	0.25%	9/20/16	(424,811)
MSC	5 yr CDS		6,676,000	0.25%	12/20/16	(283,731)
MSC	5 yr CDS		11,290,000	0.25%	6/20/17	(496,452)

						$(2,480,024)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”
[2]	Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

LVIP Delaware Bond Fund—15

LVIP Delaware Bond Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BRL–Brazilian Real

CAD–Canadian Dollar

CDO–Collateralized Debt Obligation

CDS–Credit Default Swap

CITI–Citigroup Global Markets

CLO–Collateralized Loan Obligation

CLP–Chilean Peso

COP–Colombian Peso

EUR–European Monetary Unit

FGIC–Insured by Financial Guaranty Insurance Company

GBP–British Pound Sterling

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

GSMPS–Goldman Sachs Reperforming Mortgage Securities

HSBC–Hong Kong Shanghai Bank

HUF– Hungarian Forint

IDR–Indonesia Rupiah

JPMC–JPMorgan Chase Bank

JPY– Japanese Yen

MASTR–Mortgage Asset Securitization Transaction, Inc.

MSC–Morgan Stanley Capital

MXN–Mexican Peso

NATL-RE–Insured by National Public Finance Guarantee Corporation

NCUA–National Credit Union Administration

NOK–Norwegian Krone

REMIC–Real Estate Mortgage Investment Conduit

PHP–Philippine Peso

PLN–Polish Zloty

RUB–Russian Ruble

SEK–Swedish Krona

S.F.–Single Family

TBA–To be announced

TRY–Turkish Lira

USD–United States Dollar

yr–Year

ZAR–South African Rand

LVIP Delaware Bond Fund—16

LVIP Delaware Bond Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) - LVIP Delaware Bond Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Delaware Bond Fund—17

LVIP Delaware Bond Fund

Notes (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealizes appreciation (depreciation) for the Fund were as follows:

Cost of investments	$4,890,053,219

Aggregate unrealized appreciation	$219,356,229
Aggregate unrealized depreciation	(8,922,494)

Net unrealized appreciation	$210,433,735

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.”

LVIP Delaware Bond Fund—18

LVIP Delaware Bond Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$1,389,661,225	$12,339,446	$1,402,000,671
Corporate Debt	—	1,678,364,552	—	1,678,364,552
Foreign Debt	—	235,882,226	5,721,613	241,603,839
Municipal Bonds	—	154,819,378	—	154,819,378
U.S. Treasury Obligations	—	573,695,968	—	573,695,968
Short-Term Investments	764,801	1,027,471,012	—	1,028,235,813
Preferred Stock	15,852,357	5,866,583	—	21,718,940
Purchased Options	—	47,793	—	47,793

Total	$16,617,158	$5,065,808,737	$18,061,059	$5,100,486,954

Foreign Currency Exchange Contracts	$—	$267,280	$—	$267,280

Futures Contracts	$(684,575)	$—	$—	$(684,575)

Swap Contracts	$—	$(2,480,024)	$—	$(2,480,024)

A reconciliation of Level 3 investments is presented because Level 3 investments were considered material at the beginning, interim or end of the period in relation to net assets. The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset- and Mortgage-Backed Securities	Foreign Debt	Total
Balance as of 12/31/11	$5,801,279	$—	$5,801,279
Purchases	12,468,926	5,930,000	18,398,926
Sales	(2,206,107)	(1,634,483)	(3,840,590)
Net realized gain (loss)	(32,700)	819,483	786,783
Transfers out of Level 3	(3,837,912)	—	(3,837,912)
Net change in unrealized appreciation (depreciation)	145,960	606,613	752,573

Balance as of 9/30/12	$12,339,446	$5,721,613	$18,061,059

Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 9/30/12	$50,141	$606,613	$656,754

During the period ended September 30, 2012, transfers out of Level 3 investments into Level 2 investments were made in the amount of $3,837,912 for the Fund. This was due to the Fund’s pricing vendor being able to supply a matrix price for investment that had been utilizing a broker quoted prices.

During the period ended September 30, 2012, there were no transfers between Level 1 investments or Level 2 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.”

LVIP Delaware Bond Fund—19

LVIP Delaware Bond Fund

Notes (continued)

3. Derivatives (continued)

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the period ended September 30, 2012, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the period ended September 30, 2012 for the Fund were as follows:

	Number of Contracts	Premium
Options outstanding at December 31, 2011	371	$396,202
Options written	5,086	3,234,389
Options expired	(814)	(927,279)
Options terminated in closing purchase transactions	(4,643)	(2,703,312)

Options outstanding at September 30, 2012	—	$—

LVIP Delaware Bond Fund—20

LVIP Delaware Bond Fund

Notes (continued)

3. Derivatives (continued)

Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended September 30, 2012, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At September 30, 2012, net unrealized depreciation of CDS contracts was $2,480,024. If a credit event had occurred for all open swap transactions where collateral posting was required as of September 30, 2012, the Fund would have received EUR 33,000,000 and USD 81,533,000 less the value of the contracts’ related reference obligations. The Fund has received $893,000 in securities and $110,000 in cash as collateral for open swap contracts.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.”

LVIP Delaware Bond Fund—21

LVIP Delaware Bond Fund

Notes (continued)

4. Credit and Market Risk (continued)

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investment in illiquid securities. As of September 30, 2012, there were no Section 4(2) securities and no securities have been determined to be illiquid. Rule 144A securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Delaware Bond Fund—22

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.94%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	7,925	$9,260
•Series 2005-106 QF 0.727% 12/25/35	3,096,667	3,116,164
•Series 2006-40 F 0.517% 5/25/36	425,506	426,668
Freddie Mac REMICs
•Series 3152 JF 0.671% 8/15/35	459,883	462,232
•Series 3311 VF 0.461% 5/15/37	719,808	720,897
•Series 3780 LF 0.621% 3/15/29	91,140	91,274
•Series 3800 AF 0.721% 2/15/41	1,285,745	1,292,749
•GNMA Series 2010-46 MF 0.621% 5/16/34	680,810	685,555

Total Agency Collateralized Mortgage Obligations (Cost $6,761,922)		6,804,799

AGENCY MORTGAGE-BACKED SECURITY–0.01%
Fannie Mae S.F. 20 yr 5.50% 12/1/29	45,863	50,352

Total Agency Mortgage-Backed Security (Cost $50,410)		50,352

COMMERCIAL MORTGAGE-BACKED SECURITIES–0.62%
#•American Tower Trust Series 2007-1A AFL 144A 0.411% 4/15/37	1,125,000	1,099,764
Citigroup Commercial Mortgage Trust Series 2012-GC8 A4 3.024% 9/10/45	325,000	333,108
#•GS Mortgage Securities II Series 2011-GC3 C 144A 5.728% 3/10/44	350,000	381,882
#WFRBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44	300,000	343,117

Total Commercial Mortgage-Backed Securities (Cost $2,076,713)		2,157,871

CONVERTIBLE BONDS–0.90%
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	410,000	410,513
L-3 Communications Holdings 3.00% exercise price $92.17, expiration date 8/1/35	815,000	821,113
Linear Technology 3.00% exercise price $42.72, expiration date 5/1/27	410,000	426,656
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	705,000	695,306

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	45,000	$86,372
PHH 4.00% exercise price $25.80, expiration date 9/1/14	650,000	707,688
Steel Dynamics 5.125% exercise price $17.55, expiration date 6/15/14	9,000	9,456

Total Convertible Bonds (Cost $2,966,552)		3,157,104

CORPORATE BONDS–67.78%
Aerospace & Defense–0.94%
•United Technologies 0.918% 6/1/15	3,250,000	3,291,428

		3,291,428

Auto Components–0.95%
Delphi 6.125% 5/15/21	1,200,000	1,335,000
•Johnson Controls 0.852% 2/4/14	2,000,000	2,008,414

		3,343,414

Automobiles–0.82%
Daimler Finance North America
#•144A 1.599% 9/13/13	1,260,000	1,269,129
#144A 2.25% 7/31/19	500,000	498,673
#•Volkswagen International Finance 144A 1.126% 3/21/14	1,100,000	1,106,287

		2,874,089

Beverages–3.92%
Anheuser-Busch InBev Worldwide
•0.815% 7/14/14	2,200,000	2,213,781
•0.998% 1/27/14	1,053,000	1,060,811
•1.097% 3/26/13	950,000	953,715
•Coca-Cola Enterprises 0.734% 2/18/14	2,330,000	2,332,577
#Heineken 144A 3.40% 4/1/22	600,000	626,162
PepsiCo 4.50% 1/15/20	2,000,000	2,350,302
Pernod-Ricard
#144A 2.95% 1/15/17	860,000	898,141
#144A 5.75% 4/7/21	265,000	315,826
SABMiller Holdings
#144A 1.85% 1/15/15	1,750,000	1,792,088
#144A 3.75% 1/15/22	1,110,000	1,207,769

		13,751,172

Biotechnology–0.68%
Amgen
3.875% 11/15/21	390,000	419,872
4.10% 6/15/21	505,000	550,797
Celgene 3.25% 8/15/22	665,000	672,725
Genzyme 3.625% 6/15/15	700,000	756,368

		2,399,762

LVIP Delaware Diversified Floating Rate Fund—1

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Capital Markets–0.77%
•Bank of New York Mellon 1.281% 11/24/14	500,000	$507,809
Goldman Sachs Group 3.30% 5/3/15	1,105,000	1,150,545
Lazard Group 6.85% 6/15/17	915,000	1,033,724

		2,692,078

Chemicals–1.97%
Cabot
2.55% 1/15/18	535,000	549,214
3.70% 7/15/22	85,000	87,018
CF Industries
6.875% 5/1/18	390,000	475,313
7.125% 5/1/20	500,000	628,750
Dow Chemical 8.55% 5/15/19	475,000	637,807
•duPont (E.I.) deNemours 0.789% 3/25/14	3,140,000	3,161,625
LyondellBasell Industries 5.75% 4/15/24	840,000	959,700
#Mexichem SAB de CV 144A 4.875% 9/19/22	400,000	407,000

		6,906,427

Commercial Banks–7.51%
•Abbey National Treasury Services 2.028% 4/25/14	1,360,000	1,350,306
American Express Bank 5.55% 10/17/12	500,000	501,024
#•Australia & New Zealand Banking Group 144A 1.198% 1/10/14	675,000	678,987
#Banco Santander Chile 144A 3.875% 9/20/22	230,000	231,290
Bancolombia 5.125% 9/11/22	268,000	272,020
•Bank of Montreal 0.917% 4/29/14	1,125,000	1,132,418
Branch Banking & Trust
•0.719% 9/13/16	1,755,000	1,704,101
•0.734% 5/23/17	980,000	941,719
#•CoBank 144A 0.989% 6/15/22	425,000	347,899
•Fifth Third Bank 0.545% 5/17/13	1,545,000	1,543,229
•Fifth Third Capital Trust IV 6.50% 4/15/37	100,000	100,625
#HSBC Bank 144A 4.75% 1/19/21	340,000	390,602
HSBC Holdings 4.00% 3/30/22	395,000	424,644
#•ING Bank 144A 2.009% 9/25/15	1,500,000	1,505,016
KeyCorp 5.10% 3/24/21	950,000	1,112,887
National Australia Bank
#•144A 0.96% 7/8/14	250,000	251,775
#•144A 1.178% 4/11/14	1,110,000	1,117,459
•National City Bank 0.78% 6/7/17	3,360,000	3,215,601
•PNC Funding 0.647% 1/31/14	870,000	868,874
Regions Financial 5.75% 6/15/15	385,000	414,349

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
#•Standard Chartered 144A 1.388% 5/12/14	1,300,000	$1,300,666
•SunTrust Bank 0.721% 8/24/15	1,415,000	1,365,997
SVB Financial Group 5.375% 9/15/20	310,000	353,792
#•Swedbank 144A 0.905% 1/14/13	600,000	600,105
U.S. Bank 2.95% 7/15/22	275,000	278,200
•USB Capital IX 3.50% 10/29/49	465,000	399,035
•Wachovia 0.825% 10/15/16	2,449,000	2,371,991
Zions Bancorp
4.50% 3/27/17	200,000	206,662
7.75% 9/23/14	1,260,000	1,379,739

		26,361,012

Commercial Services & Supplies–0.91%
ADT
#144A 2.25% 7/15/17	1,070,000	1,102,539
#144A 3.50% 7/15/22	380,000	395,597
International Lease Finance
5.875% 4/1/19	105,000	111,855
6.25% 5/15/19	796,000	859,680
Penske Truck Leasing
#144A 3.375% 3/15/18	250,000	250,471
#144A 3.75% 5/11/17	305,000	313,216
#144A 4.875% 7/11/22	145,000	145,023

		3,178,381

Communications Equipment–0.42%
Motorola Solutions 3.75% 5/15/22	1,425,000	1,484,360

		1,484,360

Computers & Peripherals–0.57%
•Hewlett-Packard 0.711% 5/24/13	1,490,000	1,490,270
#Seagate Technology
Internationals 144A 10.00% 5/1/14	469,000	517,073

		2,007,343

Construction & Engineering–0.06%
#URS 144A 5.00% 4/1/22	200,000	205,796

		205,796

Construction Materials–0.18%
#•Cemex SAB de CV 144A 5.362% 9/30/15	650,000	622,375

		622,375

Consumer Finance–2.45%
•Capital One Financial 1.605% 7/15/14	1,070,000	1,077,968
•Caterpillar Financial Services 0.594% 2/22/13	750,000	750,854
Ford Motor Credit 3.00% 6/12/17	1,400,000	1,426,603

LVIP Delaware Diversified Floating Rate Fund—2

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Consumer Finance (continued)
John Deere Capital
•0.605% 7/15/13	500,000	$500,939
•0.699% 4/25/14	1,500,000	1,503,618
0.95% 6/29/15	1,500,000	1,514,525
•PACCAR Financial 0.664% 6/5/14	1,830,000	1,835,391

		8,609,898

Diversified Financial Services–3.98%
#•American Honda Finance 144A 0.785% 6/18/14	2,500,000	2,505,455
Bank of America
•1.867% 1/30/14	710,000	715,324
3.75% 7/12/16	400,000	424,766
5.70% 1/24/22	365,000	429,509
#CDP Financial 144A 4.40% 11/25/19	600,000	690,581
#ERAC USA Finance 144A 5.25% 10/1/20	730,000	831,401
General Electric Capital
3.15% 9/7/22	1,335,000	1,343,832
#144A 3.80% 6/18/19	250,000	264,197
•7.125% 12/15/49	300,000	335,631
#Hyundai Capital America 144A 4.00% 6/8/17	890,000	960,983
JPMorgan Chase
3.25% 9/23/22	1,245,000	1,264,977
4.35% 8/15/21	325,000	358,873
•National Rural Utilities Cooperative Finance 0.711% 4/4/14	1,750,000	1,755,119
#Temasek Financial I 144A 2.375% 1/23/23	750,000	752,920
#•USB Realty 144A 1.602% 12/22/49	1,600,000	1,328,128

		13,961,696

Diversified Telecommunication Services–3.44%
•British Telecommunications 1.504% 12/20/13	2,000,000	2,013,764
CenturyLink 5.80% 3/15/22	1,395,000	1,520,751
Deutsche Telekom International Finance
#144A 2.25% 3/6/17	450,000	460,756
#144A 3.125% 4/11/16	980,000	1,031,431
#Oi 144A 5.75% 2/10/22	595,000	624,750
Qwest 6.75% 12/1/21	165,000	198,635
•Telefonica Emisiones 0.772% 2/4/13	1,040,000	1,036,464
Verizon Communications
2.00% 11/1/16	855,000	894,780
3.50% 11/1/21	1,080,000	1,193,824
6.10% 4/15/18	425,000	531,845
Virgin Media Secured Finance 6.50% 1/15/18	1,500,000	1,650,000

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
#Vivendi 144A 6.625% 4/4/18	775,000	$904,255

		12,061,255

Electric Utilities–5.07%
#American Transmission Systems 144A 5.25% 1/15/22	1,040,000	1,208,923
•Appalachian Power 0.81% 8/16/13	2,985,000	2,987,558
#Centrais Eletricas Brasileiras 144A 5.75% 10/27/21	320,000	357,600
Commonwealth Edison 1.95% 9/1/16	1,600,000	1,658,966
Consumers Energy 2.85% 5/15/22	235,000	245,842
Georgia Power
•0.709% 3/15/13	790,000	790,338
•0.725% 1/15/13	1,000,000	1,000,243
Great Plains Energy 5.292% 6/15/22	1,040,000	1,168,261
#Korea Hydro & Nuclear Power 144A 3.00% 9/19/22	470,000	467,688
LG&E & KU Energy 3.75% 11/15/20	1,745,000	1,817,903
NextEra Energy Capital Holdings
•0.838% 11/9/12	1,515,000	1,515,620
1.20% 6/1/15	1,000,000	1,007,004
•6.35% 10/1/66	1,000,000	1,060,934
•Northeast Utilities 1.129% 9/20/13	1,100,000	1,106,776
PPL Capital Funding
4.20% 6/15/22	110,000	117,477
•6.70% 3/30/67	200,000	208,211
•Southern California Edison 0.839% 9/15/14	1,060,000	1,064,426

		17,783,770

Electronic Equipment, Instruments & Components–0.25%
Tech Data 3.75% 9/21/17	850,000	866,328

		866,328

Energy Equipment & Services–1.98%
•BP Capital Markets 1.008% 3/11/14	1,955,000	1,970,112
Noble Holding International 3.05% 3/1/16	450,000	470,245
#•Schlumberger Investment 144A 0.954% 9/12/14	1,970,000	1,982,273
Transocean
3.80% 10/15/22	390,000	392,832
5.05% 12/15/16	1,230,000	1,375,787
Weatherford International Bermuda 4.50% 4/15/22	720,000	754,422

		6,945,671

LVIP Delaware Diversified Floating Rate Fund––3

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Food & Staples Retailing–1.02%
Safeway 4.75% 12/1/21	405,000	$413,670
Walgreen
•0.899% 3/13/14	2,500,000	2,504,060
3.10% 9/15/22	650,000	661,045

		3,578,775

Food Products–2.95%
#BRF-Brasil Foods 144A 5.875% 6/6/22	650,000	711,750
•Campbell Soup 0.743% 8/1/14	2,970,000	2,985,070
•General Mills 0.787% 5/16/14	2,775,000	2,785,578
Kraft Foods 5.375% 2/10/20	405,000	489,339
Kraft Foods Group
#144A 1.625% 6/4/15	1,750,000	1,777,664
#144A 3.50% 6/6/22	810,000	857,600
#144A 5.375% 2/10/20	445,000	529,705
Tyson Foods 4.50% 6/15/22	190,000	199,975

		10,336,681

Health Care Equipment & Supplies–0.32%
•DENTSPLY International 1.935% 8/15/13	1,100,000	1,105,825

		1,105,825

Health Care Providers & Services–1.58%
Laboratory Corporation of America Holdings
2.20% 8/23/17	225,000	230,074
3.75% 8/23/22	910,000	954,161
•Quest Diagnostics 1.223% 3/24/14	2,580,000	2,599,564
WellPoint 3.30% 1/15/23	1,735,000	1,758,648

		5,542,447

Hotels, Restaurants & Leisure–0.05%
Wyndham Worldwide 4.25% 3/1/22	155,000	159,604

		159,604

Household Products–0.22%
Energizer Holdings 4.70% 5/24/22	735,000	781,115

		781,115

Industrial Conglomerates–1.30%
•Danaher 0.626% 6/21/13	3,135,000	3,141,527
Tyco Electronics Group
1.60% 2/3/15	265,000	269,119
3.50% 2/3/22	1,130,000	1,156,948

		4,567,594

Insurance–4.31%
Alleghany 4.95% 6/27/22	225,000	245,646
American International Group
4.875% 6/1/22	125,000	141,145
8.25% 8/15/18	500,000	644,516

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
•Berkshire Hathaway Finance 0.788% 1/10/14	1,480,000	$1,487,601
•Chubb 6.375% 3/29/67	1,045,000	1,118,150
#ING US 144A 5.50% 7/15/22	585,000	611,417
#Liberty Mutual Group 144A 4.95% 5/1/22	365,000	382,518
MassMutual Global Funding II
#•144A 0.835% 1/14/14	2,400,000	2,408,669
#•144A 0.864% 9/27/13	550,000	552,841
#•MetLife Institutional Funding II 144A 1.361% 4/4/14	3,150,000	3,176,139
Metropolitan Life Global Funding I
#•144A 0.731% 3/19/14	1,000,000	1,000,073
#144A 3.875% 4/11/22	100,000	109,263
New York Life Global Funding
#•144A 0.721% 4/4/14	765,000	767,118
#144A 1.65% 5/15/17	1,000,000	1,020,736
Principal Financial Group 3.30% 9/15/22	850,000	861,384
•Prudential Financial 5.875% 9/15/42	565,000	581,244

		15,108,460

Internet & Catalog Retail–0.15%
#QVC 144A 5.125% 7/2/22	500,000	530,527

		530,527

Internet Software & Services–0.22%
eBay 2.60% 7/15/22	275,000	277,507
#Tencent Holdings 144A 3.375% 3/5/18	500,000	506,510

		784,017

IT Services–0.64%
Fiserv 3.50% 10/1/22	300,000	301,682
International Business Machines 1.25% 2/6/17	985,000	1,002,306
•Western Union 0.99% 3/7/13	940,000	942,586

		2,246,574

Life Sciences Tools & Services–0.16%
Thermo Fisher Scientific 3.20% 5/1/15	525,000	554,828

		554,828

Machinery–0.50%
•Eaton 0.719% 6/16/14	1,750,000	1,755,969

		1,755,969

Media–1.22%
#COX Communications 144A 6.25% 6/1/18	350,000	420,568
DIRECTV Holdings 3.80% 3/15/22	775,000	799,105

LVIP Delaware Diversified Floating Rate Fund––4

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Historic TW 6.875% 6/15/18	430,000	$545,645
Interpublic Group 4.00% 3/15/22	885,000	928,912
NBCUniversal Media 5.15% 4/30/20	450,000	534,142
Time Warner Cable
5.85% 5/1/17	440,000	524,646
8.25% 4/1/19	400,000	537,600

		4,290,618

Metals & Mining–1.38%
Alcoa 5.40% 4/15/21	640,000	672,929
Anglo American Capital
#144A 2.625% 4/3/17	415,000	420,258
#144A 2.625% 9/27/17	350,000	351,598
#144A 4.125% 9/27/22	200,000	201,188
ArcelorMittal
6.50% 2/25/22	283,000	279,230
10.10% 6/1/19	530,000	611,254
Barrick Gold 3.85% 4/1/22	490,000	515,408
Barrick North America Finance 4.40% 5/30/21	155,000	168,939
BHP Billiton Finance USA 3.25% 11/21/21	155,000	164,672
#CODELCO 144A 3.00% 7/17/22	540,000	545,587
Freeport-McMoRan Copper & Gold 3.55% 3/1/22	400,000	401,200
#Newcrest Finance 144A 4.20% 10/1/22	235,000	237,064
Rio Tinto Finance USA 2.875% 8/21/22	290,000	289,326

		4,858,653

Multiline Retail–0.60%
Dollar General 4.125% 7/15/17	75,000	78,750
•Target 0.625% 7/18/14	2,000,000	2,008,484

		2,087,234

Multi-Utilities–2.62%
Ameren Illinois 9.75% 11/15/18	385,000	540,068
CenterPoint Energy 6.50% 5/1/18	850,000	1,021,703
CMS Energy 5.05% 3/15/22	200,000	221,290
•DTE Energy 1.118% 6/3/13	2,100,000	2,106,262
•Integrys Energy Group 6.11% 12/1/66	400,000	420,385
SCANA 4.125% 2/1/22	745,000	766,078
Sempra Energy
•1.149% 3/15/14	2,675,000	2,687,765
2.875% 10/1/22	500,000	507,089
•Wisconsin Energy 6.25% 5/15/67	856,000	912,554

		9,183,194

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Office Electronics–0.36%
Xerox
•1.799% 9/13/13	1,200,000	$1,208,208
6.35% 5/15/18	40,000	47,020

		1,255,228

Oil, Gas & Consumable Fuels–5.42%
#CNOOC Finance 2012 144A 3.875% 5/2/22	360,000	382,598
Ecopetrol 7.625% 7/23/19	590,000	758,150
El Paso Pipeline Partners Operating 6.50% 4/1/20	860,000	1,024,549
•Enbridge Energy Partners 8.05% 10/1/37	1,090,000	1,235,710
Enterprise Products Operating
3.20% 2/1/16	50,000	52,753
•7.034% 1/15/68	1,010,000	1,132,461
EOG Resources 2.625% 3/15/23	625,000	633,175
#Gazprom Neft Capital 144A 4.375% 9/19/22	260,000	260,000
Kinder Morgan Energy Partners
3.45% 2/15/23	205,000	211,513
6.00% 2/1/17	775,000	911,082
Lukoil International Finance 6.125% 11/9/20	610,000	691,740
ONEOK Partners 2.00% 10/1/17	1,175,000	1,198,203
#Pertamina Persero 144A 4.875% 5/3/22	555,000	598,706
Petrobras International Finance
3.875% 1/27/16	1,085,000	1,153,149
5.375% 1/27/21	392,000	443,654
Petrohawk Energy
7.25% 8/15/18	405,000	460,671
7.875% 6/1/15	1,100,000	1,146,578
Petroleos Mexicanos 4.875% 1/24/22	910,000	1,030,575
Plains All American Pipeline 5.00% 2/1/21	640,000	757,377
•Total Capital Canada 0.835% 1/17/14	1,405,000	1,412,503
Total Capital International 2.70% 1/25/23	410,000	418,845
•TransCanada PipeLines 6.35% 5/15/67	1,485,000	1,589,540
Williams Partners
3.35% 8/15/22	285,000	291,937
7.25% 2/1/17	575,000	699,879
#Woodside Finance 144A 8.125% 3/1/14	475,000	518,520

		19,013,868

Paper & Forest Products–0.69%
Domtar 4.40% 4/1/22	160,000	164,139

LVIP Delaware Diversified Floating Rate Fund––5

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Paper & Forest Products (continued)
Georgia-Pacific 8.00% 1/15/24	605,000	$827,489
International Paper 4.75% 2/15/22	1,250,000	1,422,070

		2,413,698

Pharmaceuticals–0.05%
Watson Pharmaceuticals 3.25% 10/1/22	170,000	172,536

		172,536

Real Estate Investment Trusts–2.01%
Alexandria Real Estate Equities 4.60% 4/1/22	725,000	775,016
American Tower
4.70% 3/15/22	970,000	1,066,069
5.90% 11/1/21	865,000	1,028,048
Boston Properties 3.85% 2/1/23	325,000	343,016
BRE Properties 3.375% 1/15/23	345,000	343,897
Developers Diversified Realty 4.625% 7/15/22	115,000	125,289
Digital Realty Trust 5.25% 3/15/21	1,300,000	1,448,846
Host Hotels & Resorts
4.75% 3/1/23	140,000	145,775
#144A 5.25% 3/15/22	545,000	591,325
Liberty Property 4.125% 6/15/22	195,000	204,540
Mack-Cali Realty 4.50% 4/18/22	265,000	284,207
National Retail Properties 3.80% 10/15/22	155,000	158,399
UDR 4.625% 1/10/22	255,000	281,966
#WEA Finance 144A 3.375% 10/3/22	270,000	268,978

		7,065,371

Road & Rail–0.06%
#Transnet 144A 4.00% 7/26/22	200,000	203,800

		203,800

Semiconductors & Semiconductor Equipment–0.82%
National Semiconductor 6.60% 6/15/17	500,000	626,219
#Samsung Electronics America 144A 1.75% 4/10/17	400,000	406,000
•Texas Instruments 0.615% 5/15/13	1,850,000	1,854,207

		2,886,426

Specialty Retail–0.11%
Lowe’s 3.12% 4/15/22	385,000	400,068

		400,068

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Textiles, Apparel & Luxury Goods–0.32%
•VF 1.184% 8/23/13	1,100,000	$1,107,478

		1,107,478

Thrift & Mortgage Finance–0.40%
Santander Holdings USA 3.00% 9/24/15	1,400,000	1,417,410

		1,417,410

Wireless Telecommunication Services–1.43%
America Movil 3.125% 7/16/22	610,000	630,119
#Crown Castle Towers 144A 4.883% 8/15/20	2,185,000	2,462,845
#Digicel Group 144A 8.25% 9/30/20	410,000	432,550
#TNK-BP Finance 144A 7.50% 7/18/16	290,000	336,545
#•VimpelCom Holdings 144A 4.362% 6/29/14	820,000	825,828
Vodafone Group 2.50% 9/26/22	330,000	330,231

		5,018,118

Total Corporate Bonds (Cost $231,420,405)		237,772,371

MUNICIPAL BONDS–2.32%
•Kentucky Higher Education Student Loan Revenue Series 1 Class A-1 0.945% 5/1/20	235,000	234,438
•Missouri Higher Education Loan Authority Student Revenue Class A-1 1.277% 8/27/29	649,279	652,909
•New Jersey Economic Development Authority Revenue (Building America Bonds) 1.389% 6/15/13	525,000	525,562
•New Mexico Educational Assistance Foundation (Libor Floating) Series A-3 1.618% 12/1/38	580,000	570,534
North Texas Higher Education Authority Student Loan Revenue (Libor Floating)
•Series 1 1.561% 4/1/40	674,729	685,916
•Series 1 Class A-2 1.361% 7/1/30	925,000	928,497
Oklahoma Student Loan Authority Revenue (Libor-Indexed)
•Series 1 1.498% 6/1/40	2,108,802	2,130,481

LVIP Delaware Diversified Floating Rate Fund––6

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
MUNICIPAL BONDS (continued)
Oklahoma Student Loan Authority Revenue (Libor-Indexed) (continued)
•Series 2010-A Class A2A 1.62% 9/1/37	655,000	$641,998
•State of Connecticut Series A 1.73% 3/1/21	1,750,000	1,772,838

Total Municipal Bonds (Cost $8,102,810)		8,143,173

NON-AGENCY ASSET-BACKED SECURITIES–9.12%
•Ally Master Owner Trust Series 2010-4 A 1.291% 8/15/17	650,000	661,671
American Express Credit Account Master Trust
•Series 2008-6 A 1.421% 2/15/18	2,500,000	2,578,278
•Series 2011-2 A 0.341% 6/15/16	700,000	700,667
#•Avenue Fund Series 2007-6A A1 144A 0.68% 7/17/19	1,193,844	1,147,272
•BA Credit Card Trust Series 2007-A6 A6 0.281% 9/15/16	1,106,500	1,107,061
#•Babson Series 2005-3A A 144A 0.687% 11/10/19	967,124	921,186
#•Cabela’s Master Credit Card Trust Series 2012-1A A2 144A 0.751% 2/18/20	3,000,000	3,020,670
•Capital One Multi-Asset Execution Trust Series 2006-A8 A8 0.251% 4/15/16	390,000	390,003
#•Centurion VII Series 2004-7A A2 144A 0.847% 1/30/16	362,649	359,088
•Citibank Credit Card Issuance Trust Series 2008-A6 A6 1.419% 5/22/17	400,000	411,744
#•CNH Wholesale Master Note Trust Series 2011-1A A 144A 1.021% 12/15/15	1,276,000	1,277,984
Discover Card Master Trust
•Series 2010-A1 A1 0.871% 9/15/15	806,000	807,992
•Series 2011-A1 A1 0.571% 8/15/16	1,300,000	1,305,690
•Discover Card Master Trust I Series 2005-4 A2 0.311% 6/16/15	444,000	444,030
#Enterprise Fleet Financing Series 2012-1 A2 144A 1.14% 11/20/17	200,000	200,752
#•Flagship Series 2005-4A AFUN 144A 0.668% 6/1/17	1,184,071	1,122,512
#•Ford Credit Floorplan Master Owner Trust Series 2001-3 A2 144A 1.921% 2/15/17	1,015,000	1,044,734
GE Capital Credit Card Master Note Trust
•Series 2011-2 A 0.701% 5/15/19	3,000,000	3,030,699

	Principal	Value
	Amount°	(U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
GE Capital Credit Card Master Note Trust (continued)
•Series 2011-3 A 0.451% 9/15/16	1,245,000	$1,246,213
•GE Dealer Floorplan Master Note Trust Series 2012-2 A 0.969% 4/22/19	3,000,000	3,032,739
#Golden Credit Card Trust Series 2012-5A A 144A 0.79% 9/15/17	380,000	380,267
#•LCM VI Series 6A A 144A 0.657% 5/28/19	999,000	950,189
•MBNA Credit Card Master Note Trust Series 2006-A5 A5 0.281% 10/15/15	1,000,000	1,000,191
#•NYLIM Flatiron Series 2006-1A A2A 144A 0.659% 8/8/20	500,000	481,000
#•Penarth Master Issuer Series 2011-2A A1 144A 0.97% 11/18/15	820,000	823,082
#•PFS Financing Series 2010-DA A 144A 1.671% 2/15/15	1,000,000	1,002,531
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.621% 10/15/15	205,000	208,171
#•Victoria Falls Series 2005-1A A2 144A 0.765% 2/17/17	338,475	332,041
#•Volkswagen Credit Auto Master Trust Series 2011-1A 144A Note 0.899% 9/20/16	2,000,000	2,013,442

Total Non-Agency Asset-Backed Securities (Cost $31,986,237)		32,001,899

ΔREGIONAL BOND–0.30%
Canada–0.30%
Nova Scotia Province 2.375% 7/21/15	1,000,000	1,052,416

Total Regional Bond (Cost $1,041,500)		1,052,416

«SENIOR SECURED LOANS–11.32%
Ashland Tranche B 3.75% 6/30/18	368,873	372,016
Avaya Tranche B-1 3.034% 10/26/14	448,811	436,949
Avis Budget Car Rental 4.25% 8/7/19	1,135,000	1,149,188
Avis Budget Car Rental Tranche B 6.25% 6/13/18	1,240,643	1,251,809
Bausch & Lomb Tranche B 4.75% 4/17/19	1,511,213	1,530,420
BNY ConvergEx Group 8.75% 12/16/17	211,327	196,930
BNY ConvergEx Group (EZE Castle Software) 8.75% 11/29/17	88,674	82,633

LVIP Delaware Diversified Floating Rate Fund––7

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
«SENIOR SECURED LOANS (continued)
Brickman Group Holdings Tranche B1 5.50% 10/14/16	369,387	$373,234
Brock Holdings III
6.00% 2/15/17	472,528	475,039
10.00% 2/15/18	285,000	287,850
Burlington Coat Factory Warehouse 5.75% 5/1/17	768,983	778,715
Caesars Entertainment Operating Tranche B6 5.494% 1/28/18	633,000	576,824
Chesapeake Energy 8.50% 12/2/17	200,000	200,864
Chrysler Group 6.00% 5/24/17	1,217,005	1,244,315
Clear Channel Communications Tranche A 3.639% 7/30/14	1,078,336	1,017,410
Consolidated Container 6.25% 6/17/19	425,000	431,243
DaVita Tranche B 4.50% 10/20/16	756,152	760,288
Delos Aircraft 4.75% 3/17/16	250,000	253,438
Delta Air Lines Tranche B 5.50% 4/20/17	885,549	892,187
Dynegy Power 9.25% 8/5/16	247,500	260,582
Emdeon Tranche B 5.00% 11/2/18	397,005	400,231
Endo Health Solutions Tranche B 4.00% 6/17/18	229,357	230,504
Equipower Resources Holdings 6.50% 11/23/18	423,938	430,297
First Data 5.00% 3/24/17	1,305,209	1,290,362
Generac Power Systems Tranche B 6.25% 5/30/18	400,000	403,502
GenOn Energy Tranche B 6.00% 12/3/17	279,300	281,977
Goodman Global Tranche B 5.75% 10/28/16	148,933	149,523
Hologic 4.50% 4/29/19	450,000	456,235
Houghton International Tranche B1 6.75% 1/11/16	352,364	355,888
IASIS Healthcare Tranche B 5.00% 5/3/18	1,052,708	1,056,819
Immucor Tranche B 5.75% 8/9/19	455,409	461,859
Ineos US Finance 5.50% 5/4/15	497,500	504,883
Infor US 6.25% 3/16/18	578,550	583,034
Intelsat Jackson Holdings Tranche B 5.25% 4/2/18	1,048,611	1,052,439

	Principal	Value
	Amount°	(U.S. $)
«SENIOR SECURED LOANS (continued)
Kinetic Concepts Tranche B 7.00% 1/12/18	794,000	$806,656
Kronos 1st Lien 6.25% 12/11/17	263,013	265,533
Level 3 Financing
4.75% 8/1/19	675,000	675,000
5.75% 9/1/18	65,000	65,176
Level 3 Financing Tranche B2 5.75% 9/1/18	610,000	611,650
Lord & Taylor 5.75% 12/2/18	157,044	158,516
Multiplan Tranche B 4.75% 8/26/17	557,787	560,838
NRG Energy Tranche B 4.00% 7/1/18	491,269	494,423
Nuveen Investments
5.863% 5/13/17	325,000	323,174
8.25% 3/1/19	505,000	510,368
NXP 5.25% 2/13/19	746,250	757,914
Pantry 5.50% 7/12/19	600,000	606,189
PF Chang’s China Bistro 6.25% 5/15/19	425,000	430,313
Reynolds & Reynolds 3.75% 4/21/18	1,350,714	1,357,049
RPI Finance Trust Tranche B 4.00% 4/13/18	2,538,729	2,553,326
Sealed Air Tranche B 4.75% 5/31/18	93,100	93,839
Sophia 6.25% 6/5/18	181,494	183,944
Swift Transportation Tranche B2 1.25% 12/15/17	224,784	226,294
Toys R Us Tranche B 6.00% 9/1/16	890,728	890,175
Univision Communications 4.489% 10/19/16	722,083	714,862
Valeant Pharmaceuticals International 4.25% 10/2/19	3,750,000	3,760,521
Visant 5.25% 12/22/16	175,123	169,085
Warner Chilcott 4.25% 3/15/18	693,837	696,279
WC Luxco Sarl 4.25% 3/15/18	253,763	254,656
WideOpenWest Finance 6.25% 7/17/18	423,938	428,363
WideOpenWest Finance 1st Lien 6.50% 3/22/18	423,935	431,178
Windstream 4.00% 8/23/19	1,097,250	1,104,700

LVIP Delaware Diversified Floating Rate Fund––8

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal		Value
	Amount°		(U.S. $)
«SENIOR SECURED LOANS (continued)
Zayo Group Tranche B 7.125% 7/2/19		349,125	$353,199

Total Senior Secured Loans (Cost $39,089,752)			39,712,707

ΔSOVEREIGN BONDS–1.33%
Brazil–0.31%
Brazil Notas do Tesouro Nacional Serie B 6.00% 5/15/15	BRL	90,000	1,069,737

			1,069,737

Colombia–0.22%
•Colombia Government International Bond 2.237% 11/16/15		760,000	761,900

			761,900

Mexico–0.17%
Mexican Bonos 8.00% 12/17/15	MXN	7,200,000	611,479

			611,479

Russia–0.07%
#VEB Finance 144A 6.025% 7/5/22		215,000	240,498

			240,498

South Africa–0.29%
South Africa Government Inflation-Linked 2.75% 1/31/22	ZAR	7,443,695	1,014,335

			1,014,335

Sri Lanka–0.11%
#Sri Lanka Government International 144A 5.875% 7/25/22		370,000	400,525

			400,525

Sweden–0.16%
•Svensk Exportkredit 1.187% 8/14/14		550,000	554,887

			554,887

Total Sovereign Bonds (Cost $4,810,887)			4,653,361

SUPRANATIONAL BANK–0.10%
Andina de Fomento 4.375% 6/15/22		330,000	359,537

Total Supranational Bank (Cost $356,056)			359,537

	Principal	Value
	Amount°	(U.S. $ )
U.S. TREASURY OBLIGATION–0.05%
U.S. Treasury Notes 1.625% 8/15/22	175,000	$174,836

Total U.S. Treasury Obligation (Cost $174,843)		174,836

	Number of	Value
	Shares	(U.S. $)
PREFERRED STOCK–0.13%
BB&T 5.85%	6,600	171,864
•PNC Financial Services Group 6.125%	5,000	137,350
•U.S. Bank 6.00%	5,000	139,900

Total Preferred Stock (Cost $415,000)		449,114

	Number of
	Contracts
OPTION PURCHASED–0.00%
Put Option–0.00%
AUD, strike price $100.00, expires 11/16/12 (BAML)	878,000	3,544

Total Option Purchased (Cost $8,648)		3,544

	Number of
	Shares
SHORT-TERM INVESTMENT–4.10%
Money Market Mutual Fund–4.10%
Dreyfus Treasury & Agency Cash Management Fund	14,388,968	14,388,968

Total Short-Term Investment (Cost $14,388,968)		14,388,968

TOTAL VALUE OF SECURITIES–100.02% (Cost $343,650,703)	350,882,052
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(52,770)

NET ASSETS APPLICABLE TO 34,384,372 SHARES OUTSTANDING–100.00%	$350,829,282

LVIP Delaware Diversified Floating Rate Fund––9

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2012, the aggregate value of Rule 144A securities was $74,625,500, which represented 21.27% of the Fund’s net assets. See Note 4 in “Notes.”
Δ	Securities have been classified by country of origin.
•	Variable rate security. The rate shown is the rate as of September 30, 2012. Interest rates reset periodically.
«	Includes foreign currency valued at $1,320,588 with a cost of $1,324,249.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2012.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

The following foreign currency exchange contracts and swap contracts were outstanding at September 30, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(320,337)	USD	332,913	11/6/12	$1,753
BAML	EUR	335,983	USD	(432,353)	11/6/12	(425)
HSBC	AUD	(516,073)	USD	537,343	11/6/12	3,833
HSBC	RUB	15,600,640	USD	(500,141)	11/6/12	(3,359)
JPMC	CLP	241,766,400	USD	(511,404)	11/6/12	(416)
MSC	EUR	(2,098,798)	USD	2,699,068	11/6/12	929

						$2,315

Swap Contracts

CDS Contracts

				Annual		Unrealized
				Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value[2]		Payments	Date	(Depreciation)
	Protection Purchased:
JPMC	ITRAXX Europe Crossover 18.1 5 yr CDS	EUR	2,385,000	5.00%	12/20/17	$33,586
JPMC	Republic of France 5 yr CDS		622,000	0.25%	9/20/17	(20,887)
MSC	Kingdom of Belgium 5 yr CDS		587,000	1.00%	12/20/16	(41,322)
	Kingdom of Spain
MSC	5 yr CDS		1,400,000	1.00%	6/20/17	(49,290)
MSC	5 yr CDS		1,180,000	1.00%	9/20/17	(43,022)
MSC	People’s Republic of China 5 yr CDS		488,000	1.00%	12/20/16	(23,113)
	Republic of France
MSC	5 yr CDS		879,000	0.25%	12/20/16	(33,288)
MSC	5 yr CDS		1,217,000	0.25%	6/20/17	(52,590)

Total						$(229,926)

Interest Rate Swap Contracts

					Unrealized
Counterparty &		Fixed Interest	Floating Interest	Termination	Appreciation
Referenced Obligation	Notional Value[2]	Rate Received	Rate Received	Date	(Depreciation)
Morgan Stanley
3 yr Interest Rate Swap	17,500,000	0.498%	0.448%	7/30/15	$(29,935)
5 yr Interest Rate Swap	26,000,000	1.142%	0.404%	3/12/17	(535,789)
7 yr Interest Rate Swap	22,400,000	1.348%	0.461%	7/3/19	(303,589)
10 yr Interest Rate Swap	43,000,000	1.773%	0.404%	9/12/22	(306,927)

Total	108,900,000				$(1,176,240)

LVIP Delaware Diversified Floating Rate Fund––10

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

The use of foreign currency exchange contracts and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”
[2]	Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BRL–Brazilian Real

CDS–Credit Default Swap

CLP–Chilean Peso

EUR–European Monetary Unit

GNMA–Government National Mortgage Association

HSBC–Hong Kong Shanghai Bank

JPMC–JPMorgan Chase Bank

MSC–JPMorgan Chase Bank

MXN–Mexican Peso

REMIC–Real Estate Mortgage Investment Conduit

RUB–Russian Ruble

S.F.–Single Family

USD–United States Dollar

yr–year

ZAR–South African Rand

LVIP Delaware Diversified Floating Rate Fund––11

LVIP Delaware Diversified Floating Rate Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Diversified Floating Rate Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP Delaware Diversified Floating Rate Fund––12

LVIP Delaware Diversified Floating Rate Fund

Notes (continued)

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$343,725,184

Aggregate unrealized appreciation	$7,918,293
Aggregate unrealized depreciation	(761,425)

Net unrealized appreciation	$7,156,868

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

At December 31, 2011, short-term losses of $3,494,260 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Delaware Diversified Floating Rate Fund––13

LVIP Delaware Diversified Floating Rate Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$40,093,374	$921,547	$41,014,921
Corporate Debt	—	280,642,182	—	280,642,182
Foreign Debt	—	5,824,816	240,498	6,065,314
Municipal Bonds	—	8,143,173	—	8,143,173
Option Purchased	—	3,544	—	3,544
Short-Term Investment	14,388,968	—	—	14,388,968
Preferred Stock	449,114	—	—	449,114
U.S. Treasury Obligation	—	174,836	—	174,836

Total	$14,838,082	$334,881,925	$1,162,045	$350,882,052

Foreign Currency Exchange Contracts	$—	$2,315	$—	$2,315

Swap Contracts	$—	$(1,406,166)	$—	$(1,406,166)

A reconciliation of Level 3 investments is presented because Level 3 investments were considered material at the beginning, interim or end of the period in relation to net assets. The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency,
	Asset-
	and
	Mortgage-Backed	Foreign
	Securities	Debt	Total
Balance as of 12/31/11	$1,500,575	$1,053,288	$2,553,863
Purchases	918,065	215,000	1,133,065
Sales	(364,807)	—	(364,807)
Net realized gain (loss)	9,047	—	9,047
Transfers out of Level 3	(1,147,468)	(1,162,688)	(2,310,156)
Net change in unrealized appreciation (depreciation)	6,135	134,898	141,033

Balance as of 9/30/12	$921,547	$240,498	$1,162,045

Net change in unrealized appreciation (depreciation) from investments still held as of 9/30/12	$3,481	$25,498	$28,979

During the period ended September 30, 2012, there were no transfers of investments between Level 1, Level 2, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reported period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

LVIP Delaware Diversified Floating Rate Fund––14

LVIP Delaware Diversified Floating Rate Fund

Notes (continued)

3. Derivatives (continued)

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts–The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/ depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended September 30, 2012, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At September 30, 2012, the net unrealized depreciation of credit default swaps was $229,926. The Fund has posted $1,070,000 as cash collateral for open swap contracts. If a credit event had occurred for all swap transactions where collateral posting was required as of September 30, 2012, the Fund would have received EUR 2,385,000 and USD 6,373,000 less the value of the contracts’ related reference obligations. The Fund received $120,000 in securities collateral for open CDS contracts

CDS may involve greater risks than if the Fund had invested in the reference obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally–Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

LVIP Delaware Diversified Floating Rate Fund––15

LVIP Delaware Diversified Floating Rate Fund

Notes (continued)

4. Credit and Market Risk

The Fund may invest a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/ or Ba or lower by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of September 30, 2012, no securities have been determined to be illiquid. Rule 144A securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Delaware Diversified Floating Rate Fund––16

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
COMMON STOCK–66.86%
U.S. MARKETS–42.74%
Aerospace & Defense–1.35%
†Esterline Technologies	2,410	$135,297
Honeywell International	5,170	308,908
†KEYW Holding	6,900	86,250
Lockheed Martin	2,030	189,561
Northrop Grumman	13,300	883,519
Raytheon	16,100	920,276
Rockwell Collins	1,430	76,705
Triumph Group	3,540	221,356
United Technologies	5,240	410,240

		3,232,112

Air Freight & Logistics–0.11%
FedEx	1,730	146,393
†Hub Group Class A	4,270	126,734

		273,127

Auto Components–0.12%
†Borg Warner	1,190	82,241
Cooper Tire & Rubber	4,970	95,325
†Tenneco	3,620	101,360

		278,926

Automobiles–0.11%
Ford Motor	25,890	255,275

		255,275

Beverages–0.29%
Coca-Cola	6,000	227,580
PepsiCo	6,730	476,282

		703,862

Biotechnology–0.51%
†Acorda Therapeutics	3,700	94,757
†Celgene	3,460	264,344
†Cepheid	1,420	49,004
†Gilead Sciences	5,850	388,031
†Incyte	4,420	79,781
†InterMune	5,680	50,950
†Spectrum Pharmaceuticals	8,520	99,684
†Vertex Pharmaceuticals	3,290	184,076

		1,210,627

Building Products–0.04%
AAON	5,025	98,942

		98,942

Capital Markets–0.74%
Ameriprise Financial	3,480	197,281
Bank of New York Mellon	41,420	936,920
BlackRock	1,400	249,620
†Piper Jaffray	3,070	78,132
State Street	4,830	202,667

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Capital Markets (continued)
†Walter Investment Management	2,670	$98,817

		1,763,437

Chemicals–0.74%
Celanese Class A	4,600	174,386
duPont (E.I.) deNemours	23,040	1,158,221
Eastman Chemical	3,550	202,386
Innophos Holdings	1,840	89,222
Koppers Holdings	2,200	76,846
†TPC Group	1,770	72,234

		1,773,295

Commercial Banks–0.71%
†BBCN Bancorp	6,250	78,813
†Capital Bank Financial	3,430	61,740
Cardinal Financial	7,310	104,533
City Holding	2,850	102,144
Home Bancshares	2,360	80,452
Independent Bank	3,330	100,200
Park National	1,600	112,032
Prosperity Bancshares	2,700	115,074
Susquehanna Bancshares	10,110	105,751
†Texas Capital Bancshares	2,100	104,391
Trustmark	3,600	87,624
Webster Financial	5,210	123,477
Wells Fargo	15,320	529,000

		1,705,231

Commercial Services & Supplies–0.57%
McGrath RentCorp	2,510	65,486
Republic Services	4,410	121,319
†Tetra Tech	3,550	93,223
United Stationers	4,090	106,422
US Ecology	5,040	108,763
Waste Management	27,000	866,160

		1,361,373

Communications Equipment–1.86%
Adtran	3,700	63,936
Cisco Systems	52,070	994,016
Motorola Solutions	18,428	931,535
†NETGEAR	2,530	96,494
Plantronics	2,420	85,499
†Polycom	28,225	278,581
QUALCOMM	30,890	1,930,316
†ViaSat	1,920	71,770

		4,452,147

Computers & Peripherals–1.88%
Apple	6,075	4,053,605
†EMC	13,660	372,508

LVIP Delaware Foundation® Aggressive Allocation Fund—1

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Computers & Peripherals (continued)
†Synaptics	2,860	$68,697

		4,494,810

Construction & Engineering–0.18%
Fluor	2,440	137,323
Granite Construction	3,120	89,606
†MYR Group	5,010	99,950
URS	2,970	104,871

		431,750

Consumer Finance–0.10%
Capital One Financial	4,150	236,592

		236,592

Containers & Packaging–0.04%
Boise	11,200	98,112

		98,112

Diversified Consumer Services–0.12%
†Apollo Group Class A	9,825	285,416

		285,416

Diversified Financial Services–0.98%
CME Group	10,775	617,408
†IntercontinentalExchange	9,125	1,217,366
JPMorgan Chase	12,420	502,762

		2,337,536

Diversified Telecommunication Services–1.04%
AT&T	39,767	1,499,216
Atlantic Tele-Network	1,600	68,768
Verizon Communications	20,443	931,588

		2,499,572

Electric Utilities–0.51%
Cleco	3,000	125,940
Edison International	22,110	1,010,206
UIL Holdings	2,220	79,609

		1,215,755

Electrical Equipment–0.08%
Acuity Brands	2,990	189,237

		189,237

Electronic Equipment, Instruments & Components–0.12%
Anixter International	1,720	98,831
†FARO Technologies	3,160	130,571
†Rofin-Sinar Technologies	3,550	70,042

		299,444

Energy Equipment & Services–0.89%
Baker Hughes	1,790	80,962
Bristow Group	2,600	131,430
†C&J Energy Services	3,540	70,446

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Energy Equipment & Services (continued)
Halliburton	28,500	$960,165
†Key Energy Services	10,090	70,630
Lufkin Industries	1,690	90,956
National Oilwell Varco	1,710	136,988
†Pioneer Energy Services	11,720	91,299
†RigNet	4,170	77,145
Schlumberger	5,770	417,344

		2,127,365

Food & Staples Retailing–1.37%
Casey’s General Stores	2,620	149,707
CVS Caremark	27,638	1,338,232
Safeway	49,500	796,455
†Susser Holdings	3,380	122,255
Walgreen	23,900	870,916

		3,277,565

Food Products–0.93%
Archer-Daniels-Midland	34,000	924,120
General Mills	6,260	249,461
J&J Snack Foods	1,930	110,647
†Kraft Foods	22,600	934,510

		2,218,738

Gas Utilities–0.06%
AGL Resources	3,470	141,958

		141,958

Health Care Equipment & Supplies–0.72%
†Align Technology	4,370	161,559
Baxter International	15,300	921,978
Conmed	3,700	105,450
CryoLife	9,170	61,622
†Haemonetics	1,610	129,122
†Merit Medical Systems	7,710	115,110
†Quidel	6,180	116,987
West Pharmaceutical Services	2,210	117,285

		1,729,113

Health Care Providers & Services–1.24%
†Air Methods	1,460	174,280
Cardinal Health	23,800	927,486
†Cross Country Healthcare	8,360	39,459
†Express Scripts Holding	6,140	384,794
Quest Diagnostics	15,300	970,479
UnitedHealth Group	7,390	409,480
†WellCare Health Plans	1,130	63,902

		2,969,880

Health Care Technology–0.03%
†Greenway Medical Technologies	3,990	68,229

		68,229

LVIP Delaware Foundation® Aggressive Allocation Fund—2

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Hotels, Restaurants & Leisure–0.59%
†AFC Enterprises	5,920	$145,632
†Bally Technologies	1,390	68,652
†Buffalo Wild Wings	1,100	94,314
CEC Entertainment	2,540	76,505
Cheesecake Factory	2,550	91,163
†Jack in the Box	4,310	121,154
McDonald’s	4,390	402,783
†Shuffle Master	9,330	147,507
Starbucks	3,960	200,970
Starwood Hotels & Resorts Worldwide	975	56,511

		1,405,191

Household Durables–0.12%
Jarden	5,440	287,450

		287,450

Household Products–0.76%
Kimberly-Clark	14,410	1,236,090
Procter & Gamble	8,520	590,947

		1,827,037

Industrial Conglomerates–0.17%
General Electric	18,080	410,597

		410,597

Insurance–2.00%
AFLAC	5,060	242,273
Allstate	22,900	907,069
American Equity Investment Life Holding	10,170	118,277
†AMERISAFE	2,220	60,251
Marsh & McLennan	26,200	888,966
Primerica	3,410	97,662
ProAssurance	910	82,300
Progressive	44,275	918,264
Prudential Financial	4,670	254,562
Travelers	17,760	1,212,298

		4,781,922

Internet & Catalog Retail–0.81%
†Liberty Interactive Class A	47,375	876,438
†priceline.com	1,600	989,968
†Shutterfly	2,740	85,269

		1,951,675

Internet Software & Services–1.73%
†Brightcove	6,020	70,314
†comScore	3,470	52,918
†ExactTarget	2,440	59,097
†Google Class A	2,505	1,890,023
j2 Global	4,140	135,875
†Liquidity Services	1,950	97,910

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Internet Software & Services (continued)
†LogMeIn	4,200	$94,206
†OpenTable	1,520	63,232
†QuinStreet	4,860	40,775
†Trulia	810	17,350
†ValueClick	5,330	91,623
†VeriSign	18,175	884,941
†Vocus	5,230	104,914
†Yahoo	33,382	533,277

		4,136,455

IT Services–2.09%
Accenture Class A	4,230	296,227
†Cognizant Technology Solutions Class A	3,690	258,005
†EPAM Systems	2,790	52,843
†ExlService Holdings	2,110	62,245
International Business Machines	1,370	284,207
†InterXion Holding	4,820	109,510
MasterCard Class A	3,125	1,410,875
Syntel	1,270	79,261
†TeleTech Holdings	5,820	99,231
†Teradata	11,250	848,363
Visa Class A	11,200	1,503,936

		5,004,703

Life Sciences Tools & Services–0.12%
Thermo Fisher Scientific	4,930	290,032

		290,032

Machinery–0.73%
Barnes Group	4,610	115,296
Caterpillar	8,380	721,015
†Chart Industries	1,810	133,669
†Columbus McKinnon	5,300	80,083
Cummins	1,290	118,951
Deere	3,480	287,065
Eaton	2,130	100,664
ESCO Technologies	2,550	99,068
†Kadant	3,980	92,296

		1,748,107

Media–0.80%
Cinemark Holdings	4,020	90,169
Comcast Class A	25,100	897,827
Comcast Special Class A	12,840	446,832
National CineMedia	5,350	87,580
Regal Entertainment Group Class A	4,470	62,893
Viacom Class B	6,070	325,291

		1,910,592

Metals & Mining–0.19%
Allegheny Technologies	5,410	172,579
†Coeur d’Alene Mines	3,590	103,500

LVIP Delaware Foundation® Aggressive Allocation Fund—3

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Metals & Mining (continued)
Kaiser Aluminum	1,220	$71,236
Materion	400	9,520
†US Silica Holdings	6,800	92,208

		449,043

Multiline Retail–0.34%
Macy’s	6,690	251,678
Nordstrom	5,060	279,211
Target	4,450	282,442

		813,331

Multi-Utilities–0.18%
MDU Resources Group	7,400	163,096
NorthWestern	2,220	80,431
OGE Energy	3,320	184,127

		427,654

Office Electronics–0.39%
Xerox	126,300	927,042

		927,042

Oil, Gas & Consumable Fuels–3.56%
Berry Petroleum Class A	2,420	98,325
†Bonanza Creek Energy	3,480	81,989
†Carrizo Oil & Gas	3,920	98,039
Chevron	12,756	1,486,839
ConocoPhillips	15,700	897,726
EOG Resources	14,280	1,600,074
Exxon Mobil	6,620	605,399
Hess	3,420	183,722
Kinder Morgan	34,291	1,218,016
Marathon Oil	29,385	868,914
†Newfield Exploration	2,990	93,647
Occidental Petroleum	1,990	171,259
†Rosetta Resources	2,520	120,708
†Swift Energy	3,780	78,926
Williams	26,000	909,220

		8,512,803

Paper & Forest Products–0.12%
Buckeye Technologies	2,510	80,471
International Paper	5,820	211,382

		291,853

Personal Products–0.38%
Avon Products	51,700	824,615
†Prestige Brands Holdings	4,580	77,677

		902,292

Pharmaceuticals–2.62%
Abbott Laboratories	5,650	387,364
Allergan	13,800	1,263,804
Johnson & Johnson	14,082	970,391

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Pharmaceuticals (continued)
Merck	32,700	$1,474,770
Perrigo	5,215	605,827
Pfizer	63,165	1,569,650

		6,271,806

Professional Services–0.22%
†CRA International	2,710	46,829
†FTI Consulting	2,650	70,702
†Kforce	8,140	95,971
Manpower	2,340	86,112
†RPX	3,760	42,150
Towers Watson Class A	3,090	163,925
†WageWorks	1,660	28,967

		534,656

Real Estate Investment Trusts–2.54%
Acadia Realty Trust	550	13,651
Apartment Investment & Management	2,350	61,077
AvalonBay Communities	1,350	183,587
Boston Properties	2,500	276,525
Brandywine Realty Trust	4,500	54,855
BRE Properties	750	35,168
Camden Property Trust	1,825	117,694
CBL & Associates Properties	2,400	51,216
Colonial Properties Trust	2,000	42,100
Corporate Office Properties Trust	1,050	25,168
DCT Industrial Trust	21,235	137,390
DDR	6,225	95,616
Digital Realty Trust	1,000	69,850
Douglas Emmett	1,600	36,912
Duke Realty	1,600	23,520
DuPont Fabros Technology	4,310	108,828
EastGroup Properties	3,685	196,042
Education Realty Trust	5,225	56,953
Entertainment Properties Trust	2,600	115,518
Equity Lifestyle Properties	875	59,605
Equity Residential	3,800	218,614
Essex Property Trust	575	85,238
Extra Space Storage	1,250	41,563
Federal Realty Investment Trust	900	94,770
†First Industrial Realty Trust	2,100	27,594
General Growth Properties	6,350	123,698
HCP	5,125	227,960
Health Care REIT	2,150	124,163
Healthcare Realty Trust	2,675	61,659
Host Hotels & Resorts	21,900	351,495
Kilroy Realty	1,775	79,485
Kimco Realty	4,550	92,229
LaSalle Hotel Properties	5,160	137,720
Lexington Realty Trust	4,450	42,987
Liberty Property Trust	3,275	118,686

LVIP Delaware Foundation® Aggressive Allocation Fund—4

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Macerich	2,850	$163,106
National Retail Properties	6,730	205,265
ProLogis	4,750	166,393
PS Business Parks	900	60,138
Public Storage	1,700	236,589
Ramco-Gershenson Properties Trust	2,700	33,831
Rayonier	875	42,884
Regency Centers	2,025	98,678
Simon Property Group	4,125	626,216
SL Green Realty	1,625	130,114
Sovran Self Storage	2,910	168,344
†Strategic Hotels & Resorts	4,400	26,444
†Sunstone Hotel Investors	4,025	44,275
Tanger Factory Outlet Centers	1,925	62,235
Taubman Centers	450	34,528
UDR	2,600	64,532
Ventas	3,075	191,419
Vornado Realty Trust	1,675	135,759

		6,079,886

Road & Rail–0.23%
†Genesee & Wyoming	1,330	88,924
Hunt (J.B.) Transport Services	2,630	136,865
Union Pacific	2,670	316,929

		542,718

Semiconductors & Semiconductor Equipment–0.73%
†Amkor Technology	14,240	62,656
†Applied Micro Circuits	12,870	65,122
Avago Technologies	4,010	139,809
†Cirrus Logic	2,410	92,520
Intel	44,846	1,017,107
†IXYS	8,210	81,443
†Semtech	4,580	115,187
Texas Instruments	6,380	175,769

		1,749,613

Software–1.72%
†Adobe Systems	29,725	964,874
†BMC Software	24,900	1,033,101
†Citrix Systems	1,370	104,901
Intuit	18,650	1,098,112
Microsoft	22,330	664,987
†Nuance Communications	4,700	116,983
†SS&C Technologies Holdings	4,850	122,269

		4,105,227

Specialty Retail–0.77%
DSW Class A	3,450	230,184
†Express	3,830	56,761
†Jos. A Bank Clothiers	2,860	138,653
Lowe’s	30,900	934,416

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Specialty Retail (continued)
Staples	41,550	$478,656

		1,838,670

Textiles, Apparel & Luxury Goods–0.54%
†G-III Apparel Group	2,930	105,187
†Iconix Brand Group	6,770	123,485
Jones Group	2,930	37,709
†Madden (Steven)	4,040	176,629
NIKE Class B	7,775	737,925
†Perry Ellis International	5,210	114,881

		1,295,816

Thrift & Mortgage Finance–0.08%
Dime Community Bancshares	6,390	92,272
Flushing Financial	6,430	101,594

		193,866

Trading Companies & Distributors–0.10%
Applied Industrial Technologies	3,870	160,334
†Titan Machinery	3,630	73,616

		233,950

Wireless Telecommunication Services–0.67%
†Crown Castle International	24,150	1,548,015
NTELOS Holdings	3,030	52,631

		1,600,646

Total U.S. Markets (Cost $72,019,054)		102,254,059

§DEVELOPED MARKETS–14.72%
Air Freight & Logistics–0.38%
Deutsche Post	46,023	898,956

		898,956

Auto Components–0.16%
Sumitomo Rubber Industries	32,267	383,407

		383,407

Automobiles–0.69%
Bayerische Motoren Werke	6,979	510,390
Toyota Motor	29,100	1,133,936

		1,644,326

Beverages–0.60%
Carlsberg Class B	8,014	710,047
Coca-Cola Amatil	52,419	737,492

		1,447,539

Biotechnology–0.07%
†Alkermes	8,500	176,375

		176,375

LVIP Delaware Foundation® Aggressive Allocation Fund—5

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Building Products–0.13%
Cie de Saint-Gobain	8,670	$304,550

		304,550

Chemicals–0.45%
Israel Chemicals	19,725	239,137
Syngenta ADR	11,350	849,548

		1,088,685

Commercial Banks–1.12%
BNP Paribas	678	32,200
Mitsubishi UFJ Financial Group	201,400	944,849
Nordea Bank	97,480	964,156
Standard Chartered	32,903	743,891

		2,685,096

Construction Materials–0.16%
Lafarge	7,350	395,845

		395,845

Containers & Packaging–0.47%
Rexam	160,634	1,128,165

		1,128,165

Electrical Equipment–0.30%
Alstom	20,254	710,158

		710,158

Energy Equipment & Services–0.72%
†Noble	5,530	197,863
Subsea 7	36,082	832,599
†Transocean	15,500	695,795

		1,726,257

Food & Staples Retailing–0.60%
Greggs	67,910	550,533
Tesco	163,751	877,946

		1,428,479

Food Products–0.48%
†Aryzta	24,157	1,158,467

		1,158,467

Household Durables–0.34%
Techtronic Industries	445,500	812,382

		812,382

Industrial Conglomerates–0.10%
Koninklijke Philips Electronics	9,989	233,044

		233,044

Insurance–0.36%
Alterra Capital Holdings	4,980	119,221

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Insurance (continued)
AXA	49,100	$731,282

		850,503

IT Services–0.53%
†CGI Group Class A	47,357	1,271,652

		1,271,652

Life Sciences Tools & Services–0.04%
†ICON ADR	4,280	104,304

		104,304

Media–0.21%
Publicis Groupe	9,065	507,313

		507,313

Metals & Mining–1.13%
Anglo American ADR	10,085	147,952
†AuRico Gold	94,293	662,732
Rio Tinto	13,043	607,672
Yamana Gold	66,745	1,274,954

		2,693,310

Multiline Retail–0.66%
Don Quijote	22,500	866,660
PPR	4,668	716,234

		1,582,894

Multi-Utilities–0.26%
National Grid	56,488	623,049

		623,049

Oil, Gas & Consumable Fuels–0.41%
Total	19,645	974,450

		974,450

Pharmaceuticals–1.99%
Meda Class A	28,566	289,066
Novartis	15,841	969,376
Novo Nordisk ADR	6,575	1,037,601
Sanofi	11,792	1,005,422
Teva Pharmaceutical Industries ADR	35,500	1,470,055

		4,771,520

Professional Services–0.45%
Teleperformance	37,588	1,076,662

		1,076,662

Road & Rail–0.39%
East Japan Railway	14,072	932,542

		932,542

LVIP Delaware Foundation® Aggressive Allocation Fund—6

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Specialty Retail–0.22%
Nitori Holdings	5,559	$516,603

		516,603

Textiles, Apparel & Luxury Goods–0.40%
Yue Yuen Industrial Holdings	282,000	949,189

		949,189

Trading Companies & Distributors–0.33%
ITOCHU	77,160	782,331

		782,331

Wireless Telecommunication Services–0.57%
KDDI	7,500	582,580
Vodafone Group	185,174	525,558
Vodafone Group ADR	8,900	253,606

		1,361,744

Total Developed Markets (Cost $29,257,571)		35,219,797

×EMERGING MARKETS–9.40%
Airlines–0.06%
†Gol Linhas Aereas Inteligentes ADR	24,200	138,908

		138,908

Automobiles–0.16%
Hyundai Motor	809	183,060
Mahindra & Mahindra	12,751	208,388

		391,448

Beverages–0.36%
Fomento Economico Mexicano ADR	2,965	272,721
Lotte Chilsung Beverage	231	286,035
Tsingtao Brewery	26,072	143,907
United Spirits	7,303	167,854

		870,517

Building Products–0.15%
KCC	1,342	351,265

		351,265

Chemicals–0.08%
Braskem ADR	14,168	199,910

		199,910

Commercial Banks–1.15%
Banco Santander Brasil ADR	31,204	229,973
Bangkok Bank	34,993	220,303
China Construction Bank	313,239	217,331
ICICI Bank ADR	6,400	256,896
Industrial & Commercial Bank of China	592,238	349,804
Itau Unibanco Holding ADR	16,600	253,648
KB Financial Group ADR	14,203	501,224
=Sberbank	139,742	407,530

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Commercial Banks (continued)
Standard Bank Group	24,672	$313,121

		2,749,830

Construction & Engineering–0.06%
†Empresas ICA ADR	19,600	151,704

		151,704

Construction Materials–0.30%
†Cemex ADR	36,102	300,730
Siam Cement	10,500	118,919
Siam Cement NDVR	8,259	93,539
Ultratech Cement	5,526	205,525

		718,713

Diversified Financial Services–0.07%
Remgro	9,696	169,211

		169,211

Diversified Telecommunication Services–0.63%
China Telecom	420,800	243,118
China Unicom Hong Kong ADR	25,720	419,493
Chunghwa Telecom ADR	7,127	226,282
KT ADR	22,966	359,188
Telefonica Brasil ADR	11,595	252,075

		1,500,156

Electronic Equipment, Instruments & Components–0.30%
Hon Hai Precision Industry	160,596	503,692
†LG Display ADR	16,791	211,063

		714,755

Food & Staples Retailing–0.19%
Cia Brasileira de Distribuicao Grupo Paode Acucar ADR	5,500	248,105
Wal-Mart de Mexico Series V	74,614	210,117

		458,222

Food Products–0.49%
†Brasil Foods ADR	22,299	385,773
China Mengniu Dairy	96,000	287,225
Lotte Confectionery	155	216,007
Tingyi Cayman Islands Holding	93,541	281,677

		1,170,682

Insurance–0.10%
Samsung Life Insurance	2,630	226,946

		226,946

Internet & Catalog Retail–0.20%
Hyundai Home Shopping Network	4,501	484,991

		484,991

Internet Software & Services–0.32%
†Baidu ADR	2,000	233,640

LVIP Delaware Foundation® Aggressive Allocation Fund—7

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Internet Software & Services (continued)
†Sina	4,696	$303,737
†Sohu.com	5,400	227,286

		764,663

IT Services–0.03%
†WNS Holdings ADR	6,240	63,898

		63,898

Machinery–0.08%
United Tractors	84,671	183,144

		183,144

Media–0.19%
Grupo Televisa ADR	18,914	444,668

		444,668

Metals & Mining–0.45%
Anglo American Platinum	3,270	168,156
†ArcelorMittal South Africa	19,097	94,074
Gerdau	19,400	152,467
Gerdau ADR	14,100	134,091
Impala Platinum Holdings	7,081	118,258
Vale ADR	22,852	409,051

		1,076,097

Oil, Gas & Consumable Fuels–1.97%
†Cairn India	39,000	244,017
China Petroleum & Chemical	146,500	136,785
CNOOC ADR	1,177	238,613
Gazprom ADR	52,089	522,453
LUKOIL ADR	5,708	351,270
PetroChina ADR	1,736	224,222
Petroleo Brasileiro ADR	40,069	919,183
†Polski Koncern Naftowy Orlen	10,289	146,139
PTT	22,278	237,854
#Reliance Industries GDR 144A	28,798	906,561
†Rosneft GDR	34,678	233,036
Sasol ADR	4,953	220,805
Tambang Batubara Bukit Asam Persero	129,000	218,370
YPF ADR	8,000	104,000

		4,703,308

Paper & Forest Products–0.11%
†Fibria Celulose ADR	28,810	269,085

		269,085

Personal Products–0.10%
†Hypermarcas	33,100	240,704

		240,704

Real Estate Management & Development–0.12%
#†=Etalon Group GDR 144A	10,500	65,940

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Real Estate Management & Development (continued)
†UEM Land Holdings	395,304	$217,278

		283,218

Road & Rail–0.04%
All America Latina Logistica	23,756	97,628

		97,628

Semiconductors & Semiconductor Equipment–0.79%
Samsung Electronics	1,041	1,258,170
Taiwan Semiconductor Manufacturing	88,944	272,293
Taiwan Semiconductor Manufacturing ADR	13,300	210,406
United Microelectronics	386,000	160,543

		1,901,412

Transportation Infrastructure–0.06%
Santos Brasil Participacoes	10,875	154,518

		154,518

Wireless Telecommunication Services–0.84%
America Movil ADR	9,758	248,244
China Mobile ADR	5,693	315,164
Mobile Telesystems ADR	8,900	155,928
MTN Group	11,317	217,842
SK Telecom ADR	45,200	657,208
†Turkcell Iletisim Hizmetleri ADR	12,310	186,373
Vodacom Group	19,075	233,997

		2,014,756

Total Emerging Markets (Cost $21,058,875)		22,494,357

Total Common Stock (Cost $122,335,500)		159,968,213

CONVERTIBLE PREFERRED STOCK–0.03%
Apache 6.00% exercise price $109.12, expiration date 8/1/13	400	19,460
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49	368	21,091
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	5	5,442
#Chesapeake Energy 144A 5.75% exercise price $27.90, expiration date 12/31/49	4	3,705

LVIP Delaware Foundation® Aggressive Allocation Fund—8

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
CONVERTIBLE PREFERRED STOCK (continued)
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49	20	$21,842

Total Convertible Preferred Stock (Cost $75,934)		71,540

EXCHANGE-TRADED FUNDS–9.58%
iShares Dow Jones US Real Estate Index Fund	400	25,756
iShares MSCI EAFE Growth Index Fund	203,240	11,478,995
iShares MSCI EAFE Index Fund	128,540	6,812,620
Vanguard MSCI EAFE	140,250	4,610,018

Total Exchange-Traded Funds (Cost $20,021,430)		22,927,389

PREFERRED STOCK–0.07%
Alabama Power 5.625%	2,475	64,325
BB&T 5.85%	1,600	41,664
†U.S. Airways	8	0
Wells Fargo 5.20%	2,600	65,520

Total Preferred Stock (Cost $165,266)		171,509

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.18%
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	69	79
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	1,585	1,852
Series 2003-26 AT 5.00% 11/25/32	92,609	97,733
Series 2003-122 AJ 4.50% 2/25/28	7,384	7,472
Series 2010-41 PN 4.50% 4/25/40	65,000	73,447
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	13,966	16,042
Series 4065 DE 3.00% 6/15/32	10,000	10,374
GNMA Series 2010-113 KE 4.50% 9/20/40	155,000	177,373
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	50,000	53,750

Total Agency Collateralized Mortgage Obligations (Cost $411,559)		438,122

AGENCY MORTGAGE-BACKED SECURITIES–2.71%
•Fannie Mae ARM 5.155% 8/1/35	3,747	4,044

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr 4.00% 11/1/25	183,724	$199,726
Fannie Mae S.F. 15 yr TBA
2.50% 10/1/27	360,000	378,281
2.50% 11/1/27	100,000	104,859
3.00% 10/1/27	1,000,000	1,060,000
Fannie Mae S.F. 30 yr
5.00% 2/1/35	82,971	91,185
5.00% 9/1/35	19,287	21,115
5.50% 2/1/37	25,845	28,374
5.50% 4/1/37	79,223	90,221
6.00% 9/1/36	25,850	28,611
6.00% 2/1/38	8,045	8,905
6.00% 11/1/39	21,891	24,229
6.00% 4/1/40	38,277	42,334
6.00% 7/1/40	13,447	14,883
6.00% 11/1/40	186,664	206,602
6.00% 2/1/41	50,950	56,823
6.00% 4/1/42	187,963	208,038
Fannie Mae S.F. 30 yr TBA
3.50% 10/1/42	2,081,000	2,231,873
3.50% 11/1/42	190,000	203,270
Freddie Mac ARM
•2.342% 12/1/33	18,963	19,831
•2.986% 6/1/37	8,039	8,642
Freddie Mac S.F. 15 yr
4.50% 5/1/20	12,288	13,206
5.50% 5/1/20	259,258	283,478
Freddie Mac S.F. 30 yr
5.50% 7/1/40	620,119	677,535
6.00% 8/1/38	38,606	42,899
6.00% 10/1/38	54,758	60,846
6.00% 5/1/40	333,558	366,683

Total Agency Mortgage-Backed Securities (Cost $6,383,626)		6,476,493

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.00%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	100,000	105,235
BAML Commercial Mortgage
•Series 2005-1 A5 5.343% 11/10/42	60,000	65,998
•Series 2005-6 A4 5.364% 9/10/47	100,000	112,629
Series 2006-4 A4 5.634% 7/10/46	150,000	172,922
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	60,000	67,583

LVIP Delaware Foundation® Aggressive Allocation Fund—9

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities (continued)
•Series 2006-PW12 A4 5.894% 9/11/38	150,000	$172,547
#DBUBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46	300,000	358,030
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	125,000	133,835
Series 2005-GG4 A4 4.761% 7/10/39	40,000	43,093
Series 2005-GG4 A4A 4.751% 7/10/39	50,000	54,387
#Series 2010-C1 A2 144A 4.592% 8/10/43	100,000	116,552
#•Series 2011-GC3 C 144A 5.728% 3/10/44	100,000	109,109
•Greenwich Capital Commercial Funding Series 2005-GG5 A5 5.224% 4/10/37	250,000	277,355
JP Morgan Chase Commercial Mortgage Securities
•Series 2005-LDP3 A4A 4.936% 8/15/42	50,000	55,320
•Series 2005-LDP4 A4 4.918% 10/15/42	70,000	76,663
LB-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	35,000	36,688
•Morgan Stanley Capital I Series 2007-T27 A4 5.823% 6/11/42	175,000	206,982
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	100,000	117,831
#WFRBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44	85,000	97,216

Total Commercial Mortgage-Backed Securities (Cost $2,022,289)		2,379,975

CONVERTIBLE BONDS–0.27%
AAR 1.75% exercise price $28.75, expiration date 1/1/26	21,000	21,053
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	25,000	25,531
#Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	27,000	18,411

	Principal	Value
	Amount°	(U.S. $)
CONVERTIBLE BONDS (continued)
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	40,000	$39,400
Alere 3.00% exercise price $43.98, expiration date 5/15/16	21,000	19,937
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	23,000	24,553
fArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27 .	38,000	28,476
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	11,000	10,244
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	16,000	11,690
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	10,000	6,694
fGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	18,000	19,350
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	20,000	22,313
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	9,000	8,432
Intel 2.95% exercise price $29.96, expiration date 12/15/35	35,000	38,238
Jefferies Group 3.875% exercise price $37.55, expiration date 11/1/29	33,000	31,969
L-3 Communications Holdings 3.00% exercise price $92.17, expiration date 8/1/35	24,000	24,180
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	37,000	35,428
#Lexington Realty Trust 144A 6.00% exercise price $6.93, expiration date 1/11/30	12,000	17,490
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	23,000	22,684
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	14,000	26,871
National Retail Properties 3.95% exercise price $23.51, expiration date 9/15/26	8,000	10,420
#Nuance Communications 144A 2.75% exercise price $32.30, expiration date 11/1/31	6,000	6,964
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	18,000	17,269

LVIP Delaware Foundation® Aggressive Allocation Fund—10

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CONVERTIBLE BONDS (continued)
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	28,000	$27,580
Peabody Energy 4.75% exercise price $58.19, expiration date 12/15/41	5,000	4,238
PHH 4.00% exercise price $25.80, expiration date 9/1/14	24,000	26,130
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	8,000	7,955
#Ryman Hospitality Properties 144A 3.75% exercise price $27.25, expiration date 9/29/14	6,000	9,173
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	26,000	29,559
SBA Communications 4.00% exercise price $30.38, expiration date 7/22/14	8,000	16,990
Steel Dynamics 5.125% exercise price $17.55, expiration date 6/15/14	9,000	9,456
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	11,000	16,823

Total Convertible Bonds (Cost $621,186)		635,501

CORPORATE BONDS–11.08%
Airlines–0.02%
#United Air Lines 144A 12.00% 11/1/13	53,000	54,723

		54,723

Auto Components–0.07%
American Axle & Manufacturing 7.875% 3/1/17	62,000	64,790
Delphi 6.125% 5/15/21	65,000	72,313
Tomkins 9.00% 10/1/18	21,000	23,520

		160,623

Automobiles–0.13%
#Daimler Finance North America 144A 2.25% 7/31/19	150,000	149,602
Ford Motor 7.45% 7/16/31	126,000	157,343

		306,945

Beverages–0.26%
Constellation Brands
4.625% 3/1/23	20,000	20,500

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Constellation Brands (continued)
6.00% 5/1/22	55,000	$62,838
#Heineken 144A 3.40% 4/1/22	110,000	114,796
#Pernod-Ricard 144A 5.75% 4/7/21	150,000	178,769
#SABMiller Holdings 144A 2.45% 1/15/17	240,000	251,286

		628,189

Biotechnology–0.11%
Amgen
3.625% 5/15/22	60,000	63,384
3.875% 11/15/21	30,000	32,298
5.375% 5/15/43	35,000	40,721
Celgene
3.25% 8/15/22	10,000	10,116
3.95% 10/15/20	105,000	113,146

		259,665

Building Products–0.03%
Nortek 8.50% 4/15/21	70,000	74,900

		74,900

Capital Markets–0.15%
Jefferies Group
6.25% 1/15/36	90,000	90,000
6.45% 6/8/27	25,000	25,750
Lazard Group 6.85% 6/15/17	153,000	172,852
#Nuveen Investments 144A 9.50% 10/15/20	70,000	70,000

		358,602

Chemicals–0.31%
Cabot
2.55% 1/15/18	70,000	71,860
3.70% 7/15/22	40,000	40,950
CF Industries
6.875% 5/1/18	90,000	109,688
7.125% 5/1/20	50,000	62,875
Dow Chemical 8.55% 5/15/19	223,000	299,434
Hexion US Finance 8.875% 2/1/18	50,000	51,625
#MacDermid 144A 9.50% 4/15/17	49,000	51,389
Momentive Performance Materials 11.50% 12/1/16	75,000	42,750

		730,571

Commercial Banks–1.43%
Abbey National Treasury Services 4.00% 4/27/16	75,000	78,067
#Banco Santander Chile 144A 3.875% 9/20/22	150,000	150,842
Bancolombia 5.125% 9/11/22	45,000	45,675
BB&T 5.25% 11/1/19	160,000	185,430

LVIP Delaware Foundation® Aggressive Allocation Fund—11

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
Capital One Capital V 10.25% 8/15/39	65,000	$67,275
City National 5.25% 9/15/20	100,000	108,708
•Fifth Third Capital Trust IV 6.50% 4/15/37	115,000	115,719
#HSBC Bank 144A 4.75% 1/19/21	150,000	172,324
HSBC Holdings 4.00% 3/30/22	140,000	150,507
JPMorgan Chase Bank 6.00% 10/1/17	250,000	296,170
KeyBank 5.45% 3/3/16	250,000	281,141
•National City Bank 0.78% 6/7/17	335,000	320,603
PNC Funding 5.125% 2/8/20	115,000	136,484
#•PNC Preferred Funding Trust II 144A 1.611% 3/31/49	100,000	83,000
SVB Financial Group 5.375% 9/15/20	160,000	182,602
U.S. Bank
2.95% 7/15/22	45,000	45,524
6.30% 2/4/14	250,000	268,810
•USB Capital IX 3.50% 10/29/49	275,000	235,989
Wachovia
•0.825% 10/15/16	45,000	43,585
5.25% 8/1/14	195,000	209,693
5.625% 10/15/16	120,000	139,164
Wells Fargo 3.50% 3/8/22	20,000	21,372
Zions Bancorp
4.50% 3/27/17	60,000	61,998
7.75% 9/23/14	20,000	21,901

		3,422,583

Commercial Services & Supplies–0.24%
#ADT 144A 3.50% 7/15/22	75,000	78,078
#Brambles USA 144A 3.95% 4/1/15	175,000	183,555
Geo Group 6.625% 2/15/21	35,000	37,625
International Lease Finance
5.875% 4/1/19	25,000	26,632
6.25% 5/15/19	63,000	68,040
8.25% 12/15/20	35,000	41,738
8.75% 3/15/17	25,000	29,375
Penske Truck Leasing
#144A 3.375% 3/15/18	30,000	30,056
#144A 4.875% 7/11/22	85,000	85,014

		580,113

Communications Equipment–0.09%
Avaya
#144A 7.00% 4/1/19	25,000	23,375
9.75% 11/1/15	55,000	49,088
Motorola Solutions 3.75% 5/15/22	130,000	135,415

		207,878

		Principal	Value
		Amount°	(U.S. $)
CORPORATE BONDS (continued)
Computers & Peripherals–0.03%
#Seagate Technology Internationals 144A 10.00% 5/1/14		73,000	$80,483

			80,483

Construction Materials–0.09%
#•Cemex 144A 5.362% 9/30/15		150,000	143,625
Headwaters 7.625% 4/1/19		80,000	81,600

			225,225

Containers & Packaging–0.06%
Berry Plastics 9.75% 1/15/21		60,000	68,700
#Consolidated Container 144A 10.125% 7/15/20		20,000	21,400
#Plastipak Holdings 144A 10.625% 8/15/19		44,000	50,600

			140,700

Diversified Financial Services–0.57%
Bank of America
3.75% 7/12/16		50,000	53,096
5.70% 1/24/22		70,000	82,372
#CDP Financial 144A 4.40% 11/25/19		250,000	287,742
#ERAC USA Finance 144A 5.25% 10/1/20		95,000	108,196
General Electric Capital
5.875% 1/14/38		25,000	29,897
6.00% 8/7/19		316,000	384,903
•7.125% 12/15/49		100,000	111,877
#•HBOS Capital Funding 144A 6.071% 6/29/49		65,000	50,863
•ING Groep 5.775% 12/29/49		50,000	45,750
JPMorgan Chase
2.92% 9/19/17	CAD	100,000	101,826
3.25% 9/23/22		5,000	5,080
PHH
7.375% 9/1/19		20,000	21,500
9.25% 3/1/16		60,000	69,150

			1,352,252

Diversified Telecommunication Services–0.57%
CenturyLink 5.80% 3/15/22		120,000	130,817
#Clearwire Communications 144A 12.00% 12/1/15		44,000	43,600
Intelsat Jackson Holdings 7.25% 10/15/20		75,000	81,094
Level 3 Communications 11.875% 2/1/19		20,000	22,800
Level 3 Financing 10.00% 2/1/18 .		55,000	61,463
#Oi 144A 5.75% 2/10/22		200,000	210,000
Qwest 6.75% 12/1/21		55,000	66,212

LVIP Delaware Foundation® Aggressive Allocation Fund—12

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Telecom Italia Capital 5.25% 10/1/15	55,000	$58,025
Telefonica Emisiones 6.421% 6/20/16	150,000	158,813
#Telesat Canada 144A 6.00% 5/15/17	40,000	41,800
Virgin Media Secured Finance 6.50% 1/15/18	200,000	220,000
Vivendi
#144A 3.45% 1/12/18	120,000	122,451
#144A 6.625% 4/4/18	85,000	99,176
Windstream 7.875% 11/1/17	32,000	35,920

		1,352,171

Electric Utilities–0.60%
#American Transmission Systems 144A 5.25% 1/15/22	135,000	156,928
ComEd Financing III 6.35% 3/15/33	60,000	60,900
Commonwealth Edison 3.80% 10/1/42	5,000	5,080
•FPL Capital Holdings 6.35% 10/1/66	120,000	127,312
fGreat Plains Energy 5.292% 6/15/22	100,000	112,333
Ipalco Enterprises 5.00% 5/1/18	45,000	47,363
Jersey Central Power & Light 5.625% 5/1/16	50,000	57,845
#Korea Hydro & Nuclear Power 144A 3.00% 9/19/22	370,000	368,180
LG&E & KU Energy
3.75% 11/15/20	100,000	104,178
4.375% 10/1/21	110,000	120,827
Nisource Finance 5.80% 2/1/42	75,000	89,003
Pennsylvania Electric 5.20% 4/1/20	55,000	62,036
•PPL Capital Funding 6.70% 3/30/67	40,000	41,642
Public Service Company of Oklahoma 5.15% 12/1/19	70,000	81,533

		1,435,160

Energy Equipment & Services–0.19%
#Hercules Offshore 144A 10.50% 10/15/17	65,000	68,819
Transocean
3.80% 10/15/22	45,000	45,327
5.05% 12/15/16	140,000	156,594
Weatherford International Bermuda
4.50% 4/15/22	75,000	78,586
9.625% 3/1/19	85,000	110,777

		460,103

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Food & Staples Retailing–0.14%
Ingles Markets 8.875% 5/15/17	32,000	$34,640
Kroger 3.40% 4/15/22	30,000	31,308
Safeway 4.75% 12/1/21	100,000	102,141
Walgreen 3.10% 9/15/22	105,000	106,784
Woolworths
#144A 3.15% 4/12/16	30,000	31,548
#144A 4.55% 4/12/21	25,000	28,001

		334,422

Food Products–0.06%
Del Monte 7.625% 2/15/19	60,000	62,025
#Kraft Foods Group 144A 5.00% 6/4/42	55,000	61,605
Tyson Foods 4.50% 6/15/22	30,000	31,575

		155,205

Gas Utilities–0.02%
AmeriGas Finance 6.75% 5/20/20	40,000	42,800

		42,800

Health Care Equipment & Supplies–0.27%
Biomet
#144A 6.50% 8/1/20	25,000	25,969
#144A 6.50% 10/1/20	5,000	4,925
Boston Scientific 6.00% 1/15/20	55,000	65,475
CareFusion 6.375% 8/1/19	225,000	269,835
#Kinetic Concepts 144A 12.50% 11/1/19	50,000	47,500
Zimmer Holdings
3.375% 11/30/21	90,000	94,476
4.625% 11/30/19	120,000	137,360

		645,540

Health Care Providers & Services–0.22%
Air Medical Group Holdings 9.25% 11/1/18	45,000	49,275
Community Health Systems 8.00% 11/15/19	20,000	22,050
Highmark
#144A 4.75% 5/15/21	40,000	41,103
#144A 6.125% 5/15/41	20,000	21,071
Laboratory Corporation of America Holdings
2.20% 8/23/17	115,000	117,593
3.75% 8/23/22	70,000	73,397
#MultiPlan 144A 9.875% 9/1/18	65,000	72,150
WellPoint 3.30% 1/15/23	135,000	136,840

		533,479

Hotels, Restaurants & Leisure–0.10%
Ameristar Casinos 7.50% 4/15/21	40,000	43,200
CKE Restaurants 11.375% 7/15/18	40,000	46,600

LVIP Delaware Foundation® Aggressive Allocation Fund—13

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Pinnacle Entertainment 8.75% 5/15/20	20,000	$22,175
Wyndham Worldwide
5.625% 3/1/21	55,000	60,782
5.75% 2/1/18	40,000	45,090
Wynn Las Vegas 7.75% 8/15/20	10,000	11,175

		229,022

Household Durables–0.10%
Jarden 6.125% 11/15/22	45,000	48,825
M/I Homes 8.625% 11/15/18	50,000	54,313
Mohawk Industries 6.375% 1/15/16	4,000	4,520
Norcraft 10.50% 12/15/15	35,000	35,350
Ryland Group 8.40% 5/15/17	34,000	40,375
Standard Pacific 10.75% 9/15/16	45,000	55,238

		238,621

Household Products–0.05%
Energizer Holdings 4.70% 5/24/22	115,000	122,215

		122,215

Independent Power Producers & Energy Traders–0.07%
AES 8.00% 6/1/20	35,000	40,863
#Calpine 144A 7.875% 7/31/20	45,000	49,388
GenOn Energy 9.875% 10/15/20	40,000	44,600
NRG Energy 7.875% 5/15/21	40,000	43,700

		178,551

Insurance–0.47%
Alleghany 4.95% 6/27/22	45,000	49,129
American International Group
4.875% 6/1/22	25,000	28,229
5.85% 1/16/18	10,000	11,626
•Chubb 6.375% 3/29/67	115,000	123,050
#ING US 144A 5.50% 7/15/22	50,000	52,258
Liberty Mutual Group
#144A 4.95% 5/1/22	60,000	62,880
#144A 6.50% 5/1/42	45,000	48,881
#•144A 7.00% 3/15/37	35,000	33,425
MetLife 6.817% 8/15/18	310,000	390,560
#Metropolitan Life Global Funding I 144A 3.875% 4/11/22	100,000	109,263
Prudential Financial
3.875% 1/14/15	30,000	31,881
•5.875% 9/15/42	55,000	56,581
6.00% 12/1/17	55,000	65,181
•XL Group 6.50% 12/31/49	65,000	60,125

		1,123,069

Internet Software & Services–0.10%
eBay 4.00% 7/15/42	155,000	151,533

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Internet Software & Services (continued)
GXS Worldwide 9.75% 6/15/15	96,000	$99,360

		250,893

IT Services–0.08%
First Data
9.875% 9/24/15	40,000	41,000
11.25% 3/31/16	40,000	39,000
Fiserv 3.50% 10/1/22	50,000	50,280
Western Union 3.65% 8/22/18	50,000	55,447

		185,727

Life Sciences Tools & Services–0.06%
Bio-Rad Laboratories 8.00% 9/15/16	4,000	4,400
Thermo Fisher Scientific
1.85% 1/15/18	35,000	35,625
3.15% 1/15/23	110,000	113,798

		153,823

Machinery–0.03%
ArvinMeritor 8.125% 9/15/15	77,000	81,235

		81,235

Media–0.40%
CCO Holdings 5.25% 9/30/22	25,000	25,250
Clear Channel Communications 9.00% 3/1/21	35,000	31,325
Clear Channel Worldwide Holdings 7.625% 3/15/20	35,000	34,300
DIRECTV Holdings
3.80% 3/15/22	140,000	144,354
5.15% 3/15/42	10,000	10,213
DISH DBS
#144A 5.875% 7/15/22	40,000	41,200
7.875% 9/1/19	40,000	46,700
Historic TW 6.875% 6/15/18	170,000	215,720
NBCUniversal Media
2.875% 1/15/23	30,000	29,945
4.45% 1/15/43	35,000	34,881
#Sinclair Television Group 144A 9.25% 11/1/17	32,000	35,600
#Sirius XM Radio 144A 8.75% 4/1/15	70,000	79,975
Time Warner Cable
5.85% 5/1/17	50,000	59,619
8.25% 4/1/19	78,000	104,832
#Univision Communications 144A 6.875% 5/15/19	50,000	51,750

		945,664

Metals & Mining–0.56%
AK Steel 7.625% 5/15/20	25,000	22,000
Alcoa 5.40% 4/15/21	90,000	94,631

LVIP Delaware Foundation® Aggressive Allocation Fund—14

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Metals & Mining (continued)
ArcelorMittal 10.10% 6/1/19	160,000	$184,530
Barrick Gold 3.85% 4/1/22	185,000	194,593
Barrick North America Finance 4.40% 5/30/21	40,000	43,597
Century Aluminum 8.00% 5/15/14	56,000	56,980
#Essar Steel Algoma 144A 9.875% 6/15/15	35,000	27,913
#FMG Resources August 2006 144A 7.00% 11/1/15	45,000	45,000
Freeport-McMoRan Copper & Gold 3.55% 3/1/22	65,000	65,195
#Newcrest Finance 144A 4.20% 10/1/22	35,000	35,307
Novelis 8.75% 12/15/20	60,000	66,750
Rio Tinto Finance USA
1.625% 8/21/17	10,000	10,032
2.875% 8/21/22	90,000	89,791
Ryerson
#144A 9.00% 10/15/17	25,000	25,656
#144A 11.25% 10/15/18	10,000	10,063
12.00% 11/1/15	56,000	57,960
Teck Resources
3.00% 3/1/19	40,000	40,553
3.75% 2/1/23	65,000	64,437
Vale Overseas 4.375% 1/11/22	194,000	204,895

		1,339,883

Multiline Retail–0.04%
Dollar General 4.125% 7/15/17	15,000	15,750
Macy’s Retail Holdings 5.90% 12/1/16	67,000	78,295

		94,045

Multi-Utilities–0.51%
Ameren Illinois 9.75% 11/15/18	258,000	361,916
CenterPoint Energy 5.95% 2/1/17 .	95,000	111,397
CMS Energy
4.25% 9/30/15	65,000	69,147
6.25% 2/1/20	60,000	69,676
•Integrys Energy Group 6.11% 12/1/66	65,000	68,313
Puget Energy 6.00% 9/1/21	35,000	39,213
•Puget Sound Energy 6.974% 6/1/67	145,000	154,748
SCANA 4.125% 2/1/22	75,000	77,122
Sempra Energy 2.875% 10/1/22	80,000	81,134
•Wisconsin Energy 6.25% 5/15/67	165,000	175,901

		1,208,567

Oil, Gas & Consumable Fuels–1.44%
Continental Resources 5.00% 9/15/22	35,000	36,663
Ecopetrol 7.625% 7/23/19	94,000	120,790

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
El Paso Pipeline Partners Operating 6.50% 4/1/20	90,000	$107,220
•Enbridge Energy Partners 8.05% 10/1/37	135,000	153,047
Energy Transfer Partners 9.70% 3/15/19	65,000	86,000
#ENI 144A 4.15% 10/1/20	175,000	176,505
•Enterprise Products Operating 7.034% 1/15/68	165,000	185,006
EOG Resources 2.625% 3/15/23	100,000	101,308
Forest Oil 7.25% 6/15/19	47,000	46,883
Holly 9.875% 6/15/17	40,000	44,050
#IPIC GMTN 144A 5.50% 3/1/22	200,000	225,000
Kinder Morgan Energy Partners
3.45% 2/15/23	35,000	36,112
9.00% 2/1/19	110,000	146,038
#Murray Energy 144A 10.25% 10/15/15	46,000	45,310
Newfield Exploration 5.625% 7/1/24	20,000	22,225
Pemex Project Funding Master Trust 6.625% 6/15/35	30,000	37,800
Petrobras International Finance
3.50% 2/6/17	54,000	56,610
3.875% 1/27/16	60,000	63,769
5.375% 1/27/21	48,000	54,325
Petrohawk Energy 7.25% 8/15/18	110,000	125,120
Petroleos de Venezuela 9.00% 11/17/21	190,000	164,350
Petroleos Mexicanos 5.50% 6/27/44	80,000	88,200
Petroleum Development Energy 12.00% 2/15/18	34,000	37,230
Plains All American Pipeline 8.75% 5/1/19	115,000	154,840
Pride International 6.875% 8/15/20	200,000	253,586
Range Resources 5.00% 8/15/22	50,000	52,813
Talisman Energy 5.50% 5/15/42	125,000	141,308
#TNK-BP Finance 144A 7.50% 7/18/16	100,000	116,050
Total Capital International 2.70% 1/25/23	65,000	66,402
•TransCanada PipeLines 6.35% 5/15/67	190,000	203,375
Williams Partners
3.35% 8/15/22	45,000	46,095
7.25% 2/1/17	90,000	109,546
#Woodside Finance 144A 8.75% 3/1/19	100,000	131,513

		3,435,089

LVIP Delaware Foundation® Aggressive Allocation Fund—15

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Paper & Forest Products–0.22%
Domtar 4.40% 4/1/22	55,000	$56,423
Georgia-Pacific 8.00% 1/15/24	215,000	294,066
International Paper
4.75% 2/15/22	55,000	62,571
6.00% 11/15/41	45,000	55,040
9.375% 5/15/19	15,000	20,310
Smurfit Kappa Funding 7.75% 4/1/15	41,000	41,510

		529,920

Pharmaceuticals–0.05%
NBTY 9.00% 10/1/18	85,000	94,988
Watson Pharmaceuticals 3.25% 10/1/22	25,000	25,373

		120,361

Professional Services–0.02%
FTI Consulting 6.75% 10/1/20	45,000	48,263

		48,263

Real Estate Investment Trusts–0.64%
Alexandria Real Estate Equities 4.60% 4/1/22	95,000	101,554
American Tower
4.70% 3/15/22	30,000	32,971
5.90% 11/1/21	100,000	118,850
Boston Properties 3.85% 2/1/23	60,000	63,326
Brandywine Operating Partnership 4.95% 4/15/18	90,000	96,807
BRE Properties 3.375% 1/15/23	60,000	59,808
DDR 4.625% 7/15/22	25,000	27,237
Developers Diversified Realty
4.75% 4/15/18	65,000	72,205
7.50% 4/1/17	10,000	11,978
7.875% 9/1/20	120,000	154,924
9.625% 3/15/16	30,000	37,380
Digital Realty Trust 5.25% 3/15/21	175,000	195,037
Host Hotels & Resorts
4.75% 3/1/23	65,000	67,681
#144A 5.25% 3/15/22	35,000	37,975
5.875% 6/15/19	30,000	33,150
Liberty Property 4.125% 6/15/22	40,000	41,957
Mack-Cali Realty 4.50% 4/18/22	55,000	58,986
National Retail Properties 3.80% 10/15/22	15,000	15,329
Regency Centers 4.80% 4/15/21	95,000	105,060
UDR 4.625% 1/10/22	85,000	93,989
WEA Finance
#144A 3.375% 10/3/22	45,000	44,830
#144A 4.625% 5/10/21	60,000	65,619

		1,536,653

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Real Estate Management & Development–0.05%
#Qatari Diar Finance 144A 5.00% 7/21/20	100,000	$114,750

		114,750

Semiconductors & Semiconductor Equipment–0.09%
#Advanced Micro Devices 144A 7.50% 8/15/22	10,000	9,700
National Semiconductor 6.60% 6/15/17	165,000	206,652

		216,352

Software–0.04%
Symantec 4.20% 9/15/20	85,000	88,426

		88,426

Textiles, Apparel & Luxury Goods–0.02%
Hanesbrands 6.375% 12/15/20	50,000	54,500

		54,500

Trading Companies & Distributors–0.05%
#H&E Equipment Services 144A 7.00% 9/1/22	40,000	41,700
#HD Supply 144A 11.00% 4/15/20	20,000	22,250
RSC Equipment Rental 10.25% 11/15/19	45,000	51,525

		115,475

Wireless Telecommunication Services–0.23%
#Crown Castle Towers 144A 4.883% 8/15/20	345,000	388,870
NII Capital 7.625% 4/1/21	63,000	50,400
Sprint Nextel 9.125% 3/1/17	55,000	62,563
Vodafone Group 2.50% 9/26/22	50,000	50,035

		551,868

Total Corporate Bonds (Cost $24,548,646)		26,505,304

NON-AGENCY ASSET-BACKED SECURITIES–0.32%
•Ally Master Owner Trust Series 2011-1 A1 1.091% 1/15/16	100,000	100,695
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14	100,000	102,723
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20	100,000	122,399
General Electric Capital Credit Card Master Note Trust Series 2012-6 A 1.36% 8/17/20	100,000	100,879
Golden Credit Card Trust #Series 2012-2A A1 144A 1.77% 1/15/19	100,000	103,039

LVIP Delaware Foundation® Aggressive Allocation Fund—16

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal	Value
		Amount°	(U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Golden Credit Card Trust (continued)
#Series 2012-5A A 144A 0.79% 9/15/17		100,000	$100,070
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41		38,400	42,789
#•Trafigura Securitisation Finance
Series 2012-1A A 144A 2.621% 10/15/15		50,000	50,773
World Financial Network Credit
Card Master Trust Series
2012-B A 1.76% 5/17/21		30,000	30,185

Total Non-Agency Asset-Backed Securities (Cost $718,787)			753,552

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.07%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		7,191	7,592
Series 2005-6 7A1 5.50% 7/25/20		5,501	5,729
•Chaseflex Trust Series 2006-1 A4 5.777% 6/25/36		100,000	80,602
•GSR Mortgage Loan Trust Series 2006-AR1 3A1 4.906% 1/25/36		25,855	23,415
•JP Morgan Mortgage Trust Series 2007-A1 7A4 3.005% 7/25/35		32,123	17,285
•JPMorgan Mortgage Trust Series 2005-A2 5A1 4.281% 4/25/35		2,740	2,792
•MASTR ARM Trust Series 2006-2 4A1 3.819% 2/25/36		9,699	9,158
Wells Fargo Mortgage-Backed Securities Trust Series 2005-18 1A1 5.50% 1/25/36		27,269	26,851

Total Non-Agency Collarterized Mortgage Obligations (Cost $133,001)			173,424

ΔREGIONAL BONDS–0.77%
Australia–0.43%
New South Wales Treasury
6.00% 4/1/19	AUD	139,000	166,851
6.00% 3/1/22	AUD	62,000	76,222
Queensland Treasury 6.25% 6/14/19	AUD	459,000	556,764
Victoria Treasury 6.00% 10/17/22	AUD	185,000	229,220

			1,029,057

Canada–0.34%
Province of Manitoba 2.10% 9/6/22		85,000	85,517
Province of Ontario 3.15% 6/2/22	CAD	461,000	487,845

		Principal	Value
		Amount°	(U.S. $)
ΔREGIONAL BONDS (continued)
Canada (continued)
Province of Quebec 4.25% 12/1/21	CAD	200,000	$228,818

			802,180

Total Regional Bonds (Cost $1,710,078)			1,831,237

«SENIOR SECURED LOANS–1.24%
Allied Security Holdings Tranche 2L 8.50% 1/21/18		35,000	34,978
Bausch & Lomb Tranche B 4.75% 4/17/19		64,838	65,662
BNY ConvergEx Group 8.75% 12/16/17		45,787	42,668
BNY ConvergEx Group (EZE Castle Software) 8.75% 11/29/17		19,213	17,904
Brock Holdings III 10.00% 2/15/18		30,000	30,300
Brock Holdings III Trance B 6.00% 2/15/17		28,668	28,820
Burlington Coat Factory Warehouse 5.75% 5/1/17		137,613	139,354
Caesars Entertainment Operating Tranche B6 5.494% 1/28/18		178,000	162,203
@Cequel Communications Holdings 9.00% 7/24/13		35,000	35,175
Chrysler Group 6.00% 5/24/17		190,090	194,356
Clear Channel Communications Tranche A 3.639% 7/30/14		109,473	103,287
DaVita Tranche B 4.50% 10/20/16		24,873	25,009
Delos Aircraft 4.75% 3/17/16		215,000	217,956
Delta Air Lines Tranche B 5.50% 4/20/17		59,374	59,819
Emdeon Tranche B 5.00% 11/2/18		59,551	60,035
First Data 5.00% 3/24/17		170,450	168,511
GenOn Energy Tranche B 6.00% 12/3/17		63,860	64,472
@Getty Images 8.50% 9/19/13		25,000	25,000
@Hertz 6.375% 8/26/13		25,000	25,063
Houghton International Tranche B1 6.75% 1/11/16		30,832	31,140
IASIS Healthcare Tranche B 5.00% 5/3/18		64,672	64,924
Immucor Tranche B 5.75% 8/9/19		24,750	25,101

LVIP Delaware Foundation® Aggressive Allocation Fund—17

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal	Value
		Amount°	(U.S. $)
«SENIOR SECURED LOANS (continued)
Infor US 6.25% 3/16/18		204,488	$206,072
Intelsat Jackson Holdings Tranche B 5.25% 4/2/18		59,848	60,067
Level 3 Financing 4.75% 8/1/19		75,000	75,000
Tranche B2 5.75% 9/1/18		75,000	75,203
Lord & Taylor 5.75% 12/2/18		9,919	10,045
Multiplan Tranche B 4.75% 8/26/17		30,988	31,158
Nuveen Investments
5.863% 5/13/17		95,812	95,274
8.25% 3/1/19		120,000	121,276
OSI Restaurant Partners
2.563% 6/14/14		4,108	4,092
2.593% 6/14/13		409	407
PQ 6.74% 7/30/15		65,000	62,238
Protection One 5.75% 3/31/19		59,700	60,521
Remy International Tranche B 6.25% 12/16/16		62,341	62,653
Sensus USA 2nd Lien 8.50% 4/13/18		80,000	80,000
@Silver II Acquisition 8.00% 9/25/20		70,000	70,000
Toys R Us Tranche B 6.00% 9/1/16		69,120	69,077
@TPC Group 8.25% 8/27/13		80,000	80,000
Univision Communications 4.489% 10/19/16		119,016	117,826
Zayo Group Tranche B 7.125% 7/2/19		69,825	70,640

Total Senior Secured Loans (Cost $2,926,453)			2,973,286

ΔSOVEREIGN BONDS–2.56%
Brazil–0.11%
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/17	BRL	267,000	136,164
Brazilian Government International 5.625% 1/7/41		106,000	136,210

			272,374

Chile–0.12%
Chile Government International 5.50% 8/5/20	CLP	130,000,000	291,599

			291,599

		Principal	Value
		Amount°	(U.S. $)
ΔSOVEREIGN BONDS (continued)
Colombia–0.15%
Colombia Government International
4.375% 3/21/23	COP	369,000,000	$202,449
6.125% 1/18/41		105,000	142,800

			345,249

Finland–0.05%
Finland Government 4.00% 7/4/25	EUR	72,000	112,630

			112,630

Indonesia–0.19%
Indonesia Treasury
7.00% 5/15/22	IDR	2,540,000,000	285,417
7.00% 5/15/27	IDR	994,000,000	110,272
11.00% 11/15/20	IDR	484,000,000	67,047

			462,736

Malaysia–0.03%
Malaysia Government 4.262% 9/15/16	MYR	217,000	73,682

			73,682

Mexico–0.32%
Mexican Bonos
6.00% 6/18/15	MXN	1,536,000	123,544
6.50% 6/10/21	MXN	878,100	74,634
6.50% 6/9/22	MXN	849,000	72,056
8.00% 12/17/15	MXN	3,943,000	334,870
8.50% 5/31/29	MXN	733,100	71,533
Mexico Government International 4.75% 3/8/44		70,000	78,050

			754,687

Norway–0.29%
Norway Government
4.25% 5/19/17	NOK	484,000	95,131
4.50% 5/22/19	NOK	1,471,000	301,564
Norwegian Government 3.75% 5/25/21	NOK	1,433,000	286,621

			683,316

Panama–0.07%
Panama Government International
6.70% 1/26/36		27,000	38,070
7.25% 3/15/15		58,000	66,555
8.875% 9/30/27		44,000	71,610

			176,235

Peru–0.12%
Republic of Peru
5.625% 11/18/50		30,000	39,225
7.125% 3/30/19		191,000	254,030

			293,255

LVIP Delaware Foundation® Aggressive Allocation Fund—18

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal	Value
		Amount°	(U.S. $)
ΔSOVEREIGN BONDS (continued)
Philippines–0.10%
Republic of Philippines
6.50% 1/20/20		100,000	$128,125
9.50% 10/21/24		65,000	105,625

			233,750

Poland–0.14%
Poland Government 5.75% 10/25/21	PLN	994,000	334,741

			334,741

Republic of Korea–0.04%
Korea Treasury Inflation-Linked 2.75% 6/10/20	KRW	93,362,340	98,446

			98,446

South Africa–0.58%
Eskom Holdings #144A 5.75% 1/26/21		230,000	263,350
South Africa Government
7.25% 1/15/20	ZAR	659,000	82,929
8.00% 12/21/18	ZAR	1,272,000	167,402
10.50% 12/21/26	ZAR	5,771,000	877,846

			1,391,527

Turkey–0.03%
Turkey Government Internatonal 9.00% 3/5/14	TRY	134,000	76,383

			76,383

United Kingdom–0.17%
United Kingdom Gilt
4.25% 12/7/27	GBP	55,000	112,113
4.50% 3/7/19	GBP	47,000	92,842
4.75% 3/7/20	GBP	100,000	202,870

			407,825

Uruguay–0.05%
Uruguay Government International 8.00% 11/18/22		82,500	120,368

			120,368

Total Sovereign Bonds (Cost $5,753,874)			6,128,803

SUPRANATIONAL BANK–0.02%
Andina de Fomento 4.375% 6/15/22		50,000	54,475

Total Supranational Bank (Cost $53,948)			54,475

	Principal	Value
	Amount°	(U.S. $)
U.S. TREASURY OBLIGATIONS–1.19%
U.S. Treasury Bond 3.00% 5/15/42	1,190,000	$1,234,067
U.S. Treasury Notes
0.625% 8/31/17	25,000	25,020
0.625% 9/30/17	5,000	5,000
¥1.625% 8/15/22	1,590,000	1,588,510

Total U.S. Treasury Obligations (Cost $2,829,743)		2,852,597

	Number of
	Shares
WARRANT–0.02%
†Kinder Morgan	14,044	49,014

Total Warrant (Cost $25,139)		49,014

	Number of
	Contracts
OPTION PURCHASED–0.00%
Put Option–0.00%
AUD, strike price $100.00, expires 11/16/12 (BAML)	285,000	1,150

Total Option Purchased (Cost $2,807)		1,150

	Principal
	Amount°
SHORT-TERM INVESTMENTS–2.94%
≠Discounted Commercial Paper–2.86%
Abbey National North America 0.17% 10/1/12	6,850,000	6,850,000

		6,850,000

	Number of
	Shares
Money Market Mutual Fund–0.08%
Dreyfus Treasury & Agency Cash Management Fund	183,986	183,986

		183,986

Total Short-Term Investments (Cost $7,033,986)		7,033,986

TOTAL VALUE OF SECURITIES–100.91% (Cost $197,773,252)	$241,425,570
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.91%)	(2,171,487)

NET ASSETS APPLICABLE TO 18,275,916 SHARES OUTSTANDING–100.00%	$239,254,083

LVIP Delaware Foundation® Aggressive Allocation Fund—19

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2012, the aggregate value of Rule 144A securities was $8,635,838, which represented 3.61% of the Fund’s net assets. See Note 4 in “Notes.”
Δ	Securities have been classified by country of origin.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of September 30, 2012. Interest rates reset periodically.
«	Includes foreign currency valued at $802,486 with a cost of $792,601.
@	Illiquid security. At September 30, 2012, the aggregate value of illiquid securities was $235,238, which represented 0.10% of the Fund’s net assets. See Note 4 in “Notes.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2012, the aggregate value of the fair valued securities was $473,470, which represented 0.20% of the Fund’s net assets. See Note 1 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2012.
×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
¥	Fully or partially pledged as collateral for futures contracts.
f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2012.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(554,758)	USD	576,537	11/6/12	$3,036
BAML	BRL	205,790	USD	(100,803)	11/6/12	186
BAML	COP	179,110,000	USD	(99,367)	11/6/12	(410)
BAML	EUR	(558,662)	USD	718,903	11/6/12	707
BAML	HUF	(158,482,350)	USD	710,938	11/6/12	688
BAML	JPY	(33,830,780)	USD	435,487	11/6/12	1,700
BAML	MXN	(3,228,165)	USD	250,369	11/6/12	642
BAML	NOK	(1,196,608)	USD	208,410	11/6/12	(143)
BAML	PHP	3,329,680	USD	(79,848)	11/6/12	(23)
BAML	TRY	249,522	USD	(138,870)	11/6/12	(801)
BAML	ZAR	(1,320,208)	USD	160,624	11/6/12	2,879
CITI	CLP	52,382,000	USD	(110,955)	11/6/12	(242)
CITI	EUR	(122,407)	USD	157,516	11/6/12	154
CITI	IDR	1,323,070,000	USD	(137,304)	11/6/12	222
CITI	JPY	14,637,525	USD	(188,540)	11/6/12	(854)
CITI	RUB	7,097,400	USD	(226,862)	11/6/12	(855)
GSC	BRL	675,236	USD	(330,835)	11/6/12	528
GSC	GBP	(171,024)	USD	277,276	11/6/12	1,122
GSC	NOK	(387,520)	USD	67,478	11/6/12	(62)
HSBC	AUD	(311,302)	USD	324,132	11/6/12	2,312
HSBC	CAD	197,006	USD	(200,652)	11/6/12	(443)
HSBC	EUR	(120,243)	USD	154,858	11/6/12	277

LVIP Delaware Foundation® Aggressive Allocation Fund—20

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts (continued)

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
HSBC	GBP	(89,825)	USD	145,658	11/6/12	$617
HSBC	JPY	33,078,115	USD	(426,275)	11/6/12	(2,140)
HSBC	PHP	3,329,680	USD	(79,609)	11/6/12	215
HSBC	RUB	3,351,700	USD	(107,452)	11/6/12	(722)
HSBC	TRY	145,280	USD	(80,827)	11/6/12	(439)
JPMC	AUD	(96,865)	USD	100,643	11/6/12	505
JPMC	BRL	337,250	USD	(165,261)	11/6/12	240
JPMC	CAD	(99,873)	USD	101,465	11/6/12	(30)
JPMC	CLP	51,942,000	USD	(109,872)	11/6/12	(89)
JPMC	EUR	(205,487)	USD	264,153	11/6/12	(13)
JPMC	NOK	(1,983,608)	USD	345,558	11/6/12	(160)
MNB	GBP	(123,221)	USD	198,631	10/3/12	(354)
MNB	JPY	35,437,688	USD	(456,671)	10/3/12	(2,410)
MNB	TWD	(11,941,054)	USD	405,951	10/1/12	(1,136)
MSC	BRL	310,065	USD	(151,933)	11/6/12	228
MSC	EUR	(410,877)	USD	528,391	11/6/12	182
MSC	GBP	(58,799)	USD	95,293	11/6/12	349
MSC	JPY	11,230,768	USD	(144,598)	11/6/12	(594)
MSC	NOK	(1,716,191)	USD	298,920	11/6/12	(190)
MSC	PHP	3,328,400	USD	(79,605)	11/6/12	189
MSC	RUB	9,705,420	USD	(310,305)	11/6/12	(1,249)

						$3,619

Futures Contracts

					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
(4)	EURO-O.A.T	$(694,584)	$(688,530)	12/7/12	$6,054
7	Long Gilt	1,336,639	1,363,525	1/1/13	26,886
25	U.S. Treasury 5 yr Notes	3,106,990	3,115,820	1/5/13	8,830
24	U.S. Treasury 10 yr Notes	3,182,112	3,203,625	12/20/12	21,513
(17)	U.S. Treasury Long Bonds	(2,492,149)	(2,539,375)	1/1/13	(47,226)

		$4,439,008			$16,057

LVIP Delaware Foundation® Aggressive Allocation Fund—21

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

Swap Contracts

CDS Contracts

				Annual		Unrealized
				Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value[2]		Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX.NA.HY.18		84,150	5.00%	6/20/17	$(893)
BAML	Republic of France 5 yr CDS		134,000	0.25%	9/20/17	(4,443)
JPMC	CDX.NA.HY.18		99,000	5.00%	6/20/17	(1,113)
JPMC	ITRAXX Europe Crossover 18.1 5 yr CDS	EUR	670,000	5.00%	12/20/17	9,926
JPMC	Republic of France 5 yr CDS		116,000	0.25%	9/20/17	(3,895)
MSC	CDX.NA.HY.18		84,150	5.00%	6/20/17	(893)
	ITRAXX Europe Subordinate Financials
MSC	18.1 5 yr CDS	EUR	1,140,000	5.00%	12/20/17	(939)
	Kingdom of Belgium
MSC	5 yr CDS		292,000	1.00%	12/20/16	(24,021)
MSC	5 yr CDS		90,000	1.00%	3/20/17	(8,064)
MSC	5 yr CDS		92,000	1.00%	6/20/17	(6,048)
	Kingdom of Spain
MSC	5 yr CDS		603,000	1.00%	6/20/16	21,831
MSC	5 yr CDS		230,000	1.00%	3/20/17	1,259
MSC	5 yr CDS		100,000	1.00%	6/20/17	(3,521)
	Republic of France
MSC	5 yr CDS		445,000	0.25%	9/20/16	(15,622)
MSC	5 yr CDS		154,000	0.25%	12/20/16	(6,545)
MSC	5 yr CDS		244,000	0.25%	6/20/17	(10,779)

Total						$(53,760)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”
[2]	Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:

ADR–American Depositary Receipt

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BRL–Brazilian Real

CAD–Canadian Dollar

CDS–Credit Default Swap

CITI–Citibank

CLP–Chilean Peso

COP–Colombian Peso

EUR–European Monetary Unit

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

HUF–Hungarian Forint

HY–High Yield

IDR–Indonesian Rupiah

JPMC–JPMorgan Chase Bank

LVIP Delaware Foundation® Aggressive Allocation Fund—22

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

JPY–Japanese Yen

KRW–South Korean Won

MASTR–Mortgage Asset Securitization Transactions, Inc.

MNB–Mellon National Bank

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

NCUA–National Credit Union Administration

NOK–Norwegian Kroner

NVDR–Non-Voting Depositary Receipt

O.A.T–Obligations Assimilables du Tresor

PHP–Philippine Peso

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

RUB–Russian Ruble

S.F.–Single Family

TBA–To be announced

TRY–Turkish Lira

TWD–Taiwan Dollar

USD–United States Dollar

yr–Year

ZAR–South African Rand

LVIP Delaware Foundation® Aggressive Allocation Fund—23

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Foundation® Aggressive Allocation Fund (Fund).

Security Valuation–Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Delaware Foundation® Aggressive Allocation Fund—24

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$200,005,736

Aggregate unrealized appreciation	$49,315,411
Aggregate unrealized depreciation	(7,895,577)

Net unrealized appreciation	$41,419,834

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $33,134,695 may be carried forward and applied against future capital gains. Capital loss carryforwards if not utilized in future years will expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Delaware Foundation® Aggressive Allocation Fund—25

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$10,070,722	$150,844	$10,221,566
Common Stock	159,346,764	147,979	473,470	159,968,213
Corporate Debt	19,460	29,930,933	235,238	30,185,631
Foreign Debt	—	8,014,515	—	8,014,515
Investment Companies	22,927,389	—	—	22,927,389
U.S. Treasury Obligations	—	2,852,597	—	2,852,597
Other	220,523	—	—	220,523
Short-Term Investments	183,986	6,850,000		7,033,986
Option Purchased	—	1,150	—	1,150

Total	$182,698,122	$57,867,896	$859,552	$241,425,570

Foreign Currency Exchange Contracts	$—	$3,619	$—	$3,619

Futures Contracts	$16,057	$—	$—	$16,057

Swap Contracts	$—	$(53,760)	$—	$(53,760)

A reconciliation of Level 3 investments is not presented because Level 3 investments were not considered material at the beginning, interim or end of the period in relation to net assets.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments, and Level 3 investments that had a material impact to the Fund. This does not include transfers due to the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty

LVIP Delaware Foundation® Aggressive Allocation Fund—26

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes (continued)

3. Derivatives (continued)

credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the period ended September 30, 2012, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the period ended September 30, 2012 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at December 31, 2011	7	$7,479
Options written	87	57,776
Options expired	(15)	(17,008)
Options terminated in closing purchase transactions	(79)	(48,247)

Options outstanding at September 30, 2012	—	$—

Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended September 30, 2012, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At September 30, 2012, net unrealized depreciation of CDS contracts was $53,760. If a credit event had occurred for all open swap transactions where collateral posting was required as of September 30, 2012, the Fund would have received EUR 1,810,000 and USD 2,767,300 less the value of the contracts’ related reference obligations.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the

LVIP Delaware Foundation® Aggressive Allocation Fund—27

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes (continued)

3. Derivatives (continued)

underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Delaware Foundation® Aggressive Allocation Fund—28

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK–33.90%
U.S. MARKETS–21.82%
Aerospace & Defense–0.68%
†Esterline Technologies	1,800	$101,052
Honeywell International	3,850	230,038
†KEYW Holding	5,160	64,500
Lockheed Martin	1,450	135,401
Northrop Grumman	10,100	670,943
Raytheon	12,000	685,920
Rockwell Collins	1,050	56,322
Triumph Group	2,650	165,705
United Technologies	4,000	313,160

		2,423,041

Air Freight & Logistics–0.06%
FedEx	1,250	105,775
†Hub Group Class A	3,150	93,492

		199,267

Auto Components–0.06%
†Borg Warner	900	62,199
Cooper Tire & Rubber	3,740	71,733
†Tenneco	2,720	76,160

		210,092

Automobiles–0.05%
Ford Motor	19,850	195,721

		195,721

Beverages–0.15%
Coca-Cola	4,500	170,685
PepsiCo	5,050	357,389

		528,074

Biotechnology–0.26%
†Acorda Therapeutics	2,750	70,428
†Celgene	2,600	198,640
†Cepheid	1,070	36,926
†Gilead Sciences	4,480	297,158
†Incyte	3,320	59,926
†InterMune	4,250	38,123
†Spectrum Pharmaceuticals	6,390	74,763
†Vertex Pharmaceuticals	2,500	139,875

		915,839

Building Products–0.02%
AAON	3,710	73,050

		73,050

Capital Markets–0.38%
Ameriprise Financial	2,650	150,229
Bank of New York Mellon	31,300	708,006
BlackRock	1,050	187,215
†Piper Jaffray	2,300	58,535
State Street	3,700	155,252

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Capital Markets (continued)
†Walter Investment Management	2,000	$74,020

		1,333,257

Chemicals–0.38%
Celanese Class A	3,550	134,581
duPont (E.I.) deNemours	17,278	868,565
Eastman Chemical	2,600	148,226
Innophos Holdings	1,370	66,431
Koppers Holdings	1,640	57,285
†TPC Group	1,330	54,277

		1,329,365

Commercial Banks–0.36%
†BBCN Bancorp	4,790	60,402
†Capital Bank Financial	2,580	46,440
Cardinal Financial	5,480	78,364
City Holding	2,070	74,189
Home Bancshares	1,780	60,680
Independent Bank	2,440	73,420
Park National	1,190	83,324
Prosperity Bancshares	2,010	85,666
Susquehanna Bancshares	7,530	78,764
†Texas Capital Bancshares	1,430	71,085
Trustmark	2,550	62,067
Webster Financial	3,830	90,771
Wells Fargo	11,500	397,095

		1,262,267

Commercial Services & Supplies–0.29%
McGrath RentCorp	1,870	48,788
Republic Services	3,200	88,032
†Tetra Tech	2,630	69,064
United Stationers	3,120	81,182
US Ecology	3,800	82,004
Waste Management	20,100	644,808

		1,013,878

Communications Equipment–0.95%
Adtran	2,750	47,520
Cisco Systems	39,300	750,237
Motorola Solutions	13,700	692,535
†NETGEAR	1,900	72,466
Plantronics	1,810	63,947
†Polycom	21,825	215,413
QUALCOMM	23,390	1,461,641
†ViaSat	1,420	53,080

		3,356,839

Computers & Peripherals–0.96%
Apple	4,590	3,062,723
†EMC	10,900	297,243

LVIP Delaware Foundation® Conservative Allocation Fund—1

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Computers & Peripherals (continued)
†Synaptics	2,150	$51,643

		3,411,609

Construction & Engineering–0.09%
Fluor	1,850	104,118
Granite Construction	2,390	68,641
†MYR Group	3,750	74,813
URS	2,200	77,682

		325,254

Consumer Finance–0.05%
Capital One Financial	3,100	176,731

		176,731

Containers & Packaging–0.02%
Boise	8,310	72,796

		72,796

Diversified Consumer Services–0.06%
†Apollo Group Class A	7,550	219,328

		219,328

Diversified Financial Services–0.50%
CME Group	8,175	468,428
†IntercontinentalExchange	6,900	920,529
JPMorgan Chase	9,400	380,512

		1,769,469

Diversified Telecommunication Services–0.53%
AT&T	29,707	1,119,954
Atlantic Tele-Network	1,200	51,576
Verizon Communications	15,160	690,841

		1,862,371

Electric Utilities–0.26%
Cleco	2,270	95,295
Edison International	16,600	758,454
UIL Holdings	1,660	59,528

		913,277

Electrical Equipment–0.04%
Acuity Brands	2,230	141,137

		141,137

Electronic Equipment, Instruments & Components–0.06%
Anixter International	1,290	74,123
†FARO Technologies	2,360	97,515
†Rofin-Sinar Technologies	2,650	52,285

		223,923

Energy Equipment & Services–0.46%
Baker Hughes	1,350	61,061
Bristow Group	1,920	97,056
†C&J Energy Services	2,660	52,934

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Energy Equipment & Services (continued)
Halliburton	22,200	$747,918
†Key Energy Services	7,550	52,850
Lufkin Industries	1,260	67,813
National Oilwell Varco	1,250	100,138
†Pioneer Energy Services	8,650	67,384
†RigNet	3,160	58,460
Schlumberger	4,350	314,636

		1,620,250

Food & Staples Retailing–0.72%
Casey’s General Stores	1,960	111,994
CVS Caremark	20,640	999,389
Safeway	42,800	688,652
†Susser Holdings	2,530	91,510
Walgreen	18,050	657,742

		2,549,287

Food Products–0.46%
Archer-Daniels-Midland	24,300	660,474
General Mills	4,750	189,288
J&J Snack Foods	1,410	80,835
†Kraft Foods	16,900	698,815

		1,629,412

Gas Utilities–0.03%
AGL Resources	2,650	108,412

		108,412

Health Care Equipment & Supplies–0.36%
†Align Technology	3,300	122,001
Baxter International	11,300	680,938
Conmed	2,760	78,660
CryoLife	6,740	45,293
†Haemonetics	1,200	96,240
†Merit Medical Systems	5,917	88,341
†Quidel	4,610	87,267
West Pharmaceutical Services	1,640	87,035

		1,285,775

Health Care Providers & Services–0.63%
†Air Methods	1,080	128,920
Cardinal Health	18,000	701,460
†Cross Country Healthcare	6,320	29,830
†Express Scripts Holding	4,650	291,416
Quest Diagnostics	11,400	723,102
UnitedHealth Group	5,650	313,067
†WellCare Health Plans	850	48,068

		2,235,863

Health Care Technology–0.01%
†Greenway Medical Technologies	2,970	50,787

		50,787

LVIP Delaware Foundation® Conservative Allocation Fund—2

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Hotels, Restaurants & Leisure–0.30%
†AFC Enterprises	4,470	$109,962
†Bally Technologies	1,040	51,366
†Buffalo Wild Wings	820	70,307
CEC Entertainment	1,880	56,626
Cheesecake Factory	1,940	69,355
†Jack in the Box	3,190	89,671
McDonald’s	3,350	307,363
†Shuffle Master	6,800	107,508
Starbucks	3,050	154,788
Starwood Hotels & Resorts Worldwide	750	43,470

		1,060,416

Household Durables–0.44%
Jarden	4,100	216,644
Kimberly-Clark	10,400	892,112
Procter & Gamble	6,370	441,823

		1,550,579

Industrial Conglomerates–0.09%
General Electric	13,800	313,398

		313,398

Insurance–1.02%
AFLAC	3,800	181,944
Allstate	17,400	689,214
American Equity Investment Life Holding	7,580	88,155
†AMERISAFE	1,660	45,052
Marsh & McLennan	20,200	685,386
Primerica	2,540	72,746
ProAssurance	680	61,499
Progressive	33,750	699,975
Prudential Financial	3,600	196,236
Travelers	13,305	908,199

		3,628,406

Internet & Catalog Retail–0.42%
†Liberty Interactive Class A	35,775	661,838
†priceline.com	1,220	754,851
†Shutterfly	2,050	63,796

		1,480,485

Internet Software & Services–0.88%
†Brightcove	4,520	52,794
†comScore	2,570	39,193
†ExactTarget	1,830	44,323
†Google Class A	1,895	1,429,778
j2 Global	3,070	100,757
†Liquidity Services	1,460	73,307
†LogMeIn	3,140	70,430
†OpenTable	1,140	47,424
†QuinStreet	3,670	30,791

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Internet Software & Services (continued)
†Trulia	610	$13,066
†ValueClick	3,980	68,416
†VeriSign	13,750	669,488
†Vocus	4,000	80,240
†Yahoo	25,200	402,570

		3,122,577

IT Services–1.07%
Accenture Class A	3,200	224,096
†Cognizant Technology Solutions Class A	2,750	192,280
†EPAM Systems	2,130	40,342
†ExlService Holdings	1,570	46,315
International Business Machines	1,040	215,748
†InterXion Holding	3,600	81,792
MasterCard Class A	2,350	1,060,978
Syntel	970	60,538
†TeleTech Holdings	4,360	74,338
†Teradata	8,525	642,870
Visa Class A	8,450	1,134,666

		3,773,963

Life Sciences Tools & Services–0.06%
Thermo Fisher Scientific	3,750	220,613

		220,613

Machinery–0.38%
Barnes Group	3,460	86,535
Caterpillar	6,475	557,109
†Chart Industries	1,340	98,959
†Columbus McKinnon	3,960	59,836
Cummins	1,000	92,210
Deere	2,650	218,599
Eaton	1,600	75,616
ESCO Technologies	1,900	73,815
†Kadant	2,990	69,338

		1,332,017

Media–0.41%
Cinemark Holdings	2,990	67,066
Comcast Class A	19,000	679,630
Comcast Special Class A	9,650	335,820
National CineMedia	3,970	64,989
Regal Entertainment Group Class A	3,350	47,135
Viacom Class B	4,600	246,514

		1,441,154

Metals & Mining–0.09%
Allegheny Technologies	4,100	130,790
†Coeur d’Alene Mines	2,660	76,688
Kaiser Aluminum	910	53,135
Materion	300	7,140

LVIP Delaware Foundation® Conservative Allocation Fund—3

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Metals & Mining (continued)
†US Silica Holdings	5,100	$69,156

		336,909

Multiline Retail–0.17%
Macy’s	5,150	193,743
Nordstrom	3,800	209,684
Target	3,400	215,798

		619,225

Multi-Utilities–0.09%
MDU Resources Group	5,650	124,526
NorthWestern	1,700	61,591
OGE Energy	2,550	141,423

		327,540

Office Electronics–0.18%
Xerox	89,400	656,196

		656,196

Oil, Gas & Consumable Fuels–1.84%
Berry Petroleum Class A	1,880	76,384
†Bonanza Creek Energy	2,600	61,256
†Carrizo Oil & Gas	3,060	76,531
Chevron	9,721	1,133,080
ConocoPhillips	11,900	680,442
EOG Resources	10,800	1,210,140
Exxon Mobil	5,000	457,250
Hess	2,600	139,672
Kinder Morgan	26,078	926,291
Marathon Oil	24,215	716,038
†Newfield Exploration	2,300	72,036
Occidental Petroleum	1,500	129,090
†Rosetta Resources	1,900	91,010
†Swift Energy	2,840	59,299
Williams	19,700	688,909

		6,517,428

Paper & Forest Products–0.06%
Buckeye Technologies	1,880	60,273
International Paper	4,500	163,440

		223,713

Personal Products–0.19%
Avon Products	38,200	609,290
†Prestige Brands Holdings	3,490	59,190

		668,480

Pharmaceuticals–1.33%
Abbott Laboratories	4,250	291,380
Allergan	10,425	954,722
Johnson & Johnson	10,489	722,797
Merck	24,397	1,100,305
Perrigo	3,925	455,967

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Pharmaceuticals (continued)
Pfizer	47,444	$1,178,983

		4,704,154

Professional Services–0.11%
†CRA International	2,060	35,597
†FTI Consulting	1,990	53,093
†Kforce	6,050	71,330
Manpower	1,800	66,240
†RPX	2,820	31,612
Towers Watson Class A	2,300	122,015
†WageWorks	1,250	21,813

		401,700

Real Estate Investment Trusts–1.32%
Acadia Realty Trust	425	10,548
Apartment Investment & Management	1,800	46,782
AvalonBay Communities	1,050	142,790
Boston Properties	1,925	212,924
Brandywine Realty Trust	3,450	42,056
BRE Properties	575	26,962
Camden Property Trust	1,400	90,286
CBL & Associates Properties	1,850	39,479
Colonial Properties Trust	1,550	32,628
Corporate Office Properties Trust	800	19,176
DCT Industrial Trust	15,850	102,550
DDR	4,800	73,728
Digital Realty Trust	775	54,134
Douglas Emmett	1,225	28,261
Duke Realty	1,225	18,008
DuPont Fabros Technology	3,180	80,295
EastGroup Properties	2,735	145,502
Education Realty Trust	4,025	43,873
Entertainment Properties Trust	1,920	85,306
Equity Lifestyle Properties	675	45,981
Equity Residential	2,925	168,275
Essex Property Trust	425	63,002
Extra Space Storage	975	32,419
Federal Realty Investment Trust	700	73,710
†First Industrial Realty Trust	1,625	21,353
General Growth Properties	4,875	94,965
HCP	3,950	175,696
Health Care REIT	1,650	95,288
Healthcare Realty Trust	2,075	47,829
Host Hotels & Resorts	16,680	267,714
Kilroy Realty	1,375	61,573
Kimco Realty	3,500	70,945
LaSalle Hotel Properties	3,870	103,290
Lexington Realty Trust	3,425	33,086
Liberty Property Trust	2,500	90,600
Macerich	2,200	125,906
National Retail Properties	5,175	157,838

LVIP Delaware Foundation® Conservative Allocation Fund—4

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
ProLogis	3,650	$127,860
PS Business Parks	700	46,774
Public Storage	1,325	184,400
Ramco-Gershenson Properties Trust	2,075	26,000
Rayonier	675	33,082
Regency Centers	1,550	75,532
Simon Property Group	3,175	481,997
SL Green Realty	1,250	100,088
Sovran Self Storage	2,180	126,113
†Strategic Hotels & Resorts	3,400	20,434
†Sunstone Hotel Investors	3,100	34,100
Tanger Factory Outlet Centers	1,475	47,687
Taubman Centers	350	26,856
UDR	2,000	49,640
Ventas	2,375	147,844
Vornado Realty Trust	1,300	105,365

		4,658,530

Road & Rail–0.12%
†Genesee & Wyoming	1,000	66,860
Hunt (J.B.) Transport Services	2,000	104,080
Union Pacific	2,050	243,335

		414,275

Semiconductors & Semiconductor Equipment–0.37%
†Amkor Technology	10,650	46,860
†Applied Micro Circuits	9,590	48,525
Avago Technologies	3,050	106,338
†Cirrus Logic	1,790	68,718
Intel	33,511	760,029
†IXYS	6,080	60,314
†Semtech	3,390	85,259
Texas Instruments	4,750	130,863

		1,306,906

Software–0.88%
†Adobe Systems	22,675	736,031
†BMC Software	18,775	778,975
†Citrix Systems	1,050	80,398
Intuit	14,050	827,264
Microsoft	16,950	504,771
†Nuance Communications	3,600	89,604
†SS&C Technologies Holdings	3,640	91,764

		3,108,807

Specialty Retail–0.41%
DSW Class A	2,770	184,814
†Express	2,880	42,682
†Jos. A Bank Clothiers	2,150	104,232
Lowe’s	24,700	746,928

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Specialty Retail (continued)
Staples	32,125	$370,080

		1,448,736

Textiles, Apparel & Luxury Goods–0.28%
†G-III Apparel Group	2,200	78,980
†Iconix Brand Group	5,010	91,382
Jones Group	2,200	28,314
†Madden (Steven)	2,995	130,941
NIKE Class B	5,950	564,715
†Perry Ellis International	3,890	85,775

		980,107

Thrift & Mortgage Finance–0.04%
Dime Community Bancshares	4,800	69,312
Flushing Financial	4,730	74,734

		144,046

Trading Companies & Distributors–0.05%
Applied Industrial Technologies	2,930	121,390
†Titan Machinery	2,740	55,567

		176,957

Wireless Telecommunication Services–0.34%
†Crown Castle International	18,250	1,169,825
NTELOS Holdings	2,240	38,909

		1,208,734

Total U.S. Markets (Cost $54,911,928)		77,262,422

§DEVELOPED MARKETS–7.28%
Air Freight & Logistics–0.19%
Deutsche Post	33,685	657,961

		657,961

Auto Components–0.08%
Sumitomo Rubber Industries	23,651	281,029

		281,029

Automobiles–0.34%
Bayerische Motoren Werke	5,108	373,559
Toyota Motor	21,300	829,994

		1,203,553

Beverages–0.30%
Carlsberg Class B	5,866	519,732
Coca-Cola Amatil	38,392	540,144

		1,059,876

Biotechnology–0.04%
†Alkermes	6,360	131,970

		131,970

LVIP Delaware Foundation® Conservative Allocation Fund—5

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Building Products–0.06%
Cie de Saint-Gobain	6,346	$222,915

		222,915

Chemicals–0.23%
Israel Chemicals	14,219	172,385
Syngenta ADR	8,575	641,839

		814,224

Commercial Banks–0.55%
Mitsubishi UFJ Financial Group	147,400	691,513
Nordea Bank	71,347	705,680
Standard Chartered	23,989	542,358

		1,939,551

Construction Materials–0.08%
Lafarge	5,379	289,694

		289,694

Containers & Packaging–0.23%
Rexam	116,807	820,359

		820,359

Electrical Equipment–0.15%
Alstom	14,825	519,803

		519,803

Energy Equipment & Services–0.36%
†Noble	4,200	150,276
Subsea 7	26,408	609,369
Transocean	11,200	502,768

		1,262,413

Food & Staples Retailing–0.29%
Greggs	49,705	402,948
Tesco	119,851	642,577

		1,045,525

Food Products–0.24%
†Aryzta	17,680	847,858

		847,858

Household Durables–0.17%
Techtronic Industries	324,500	591,735

		591,735

Industrial Conglomerates–0.05%
Koninklijke Philips Electronics	7,311	170,566

		170,566

Insurance–0.18%
Alterra Capital Holdings	3,700	88,578
AXA	35,937	535,236

		623,814

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
IT Services–0.26%
†CGI Group Class A	34,522	$927,001

		927,001

Life Sciences Tools & Services–0.02%
†ICON ADR	3,120	76,034

		76,034

Media–0.10%
Publicis Groupe	6,639	371,545

		371,545

Metals & Mining–0.56%
Anglo American ADR	7,500	110,029
†AuRico Gold	68,935	484,505
Rio Tinto	9,546	444,747
Yamana Gold	48,852	933,164

		1,972,445

Multiline Retail–0.33%
Don Quijote	16,500	635,551
PPR	3,410	523,213

		1,158,764

Multi-Utilities–0.13%
National Grid	41,269	455,187

		455,187

Oil, Gas & Consumable Fuels–0.20%
Total	14,378	713,191

		713,191

Pharmaceuticals–0.99%
Meda Class A	20,922	211,715
Novartis	11,595	709,546
Novo Nordisk ADR	4,975	785,105
Sanofi	8,631	735,906
Teva Pharmaceutical Industries ADR	26,000	1,076,660

		3,518,932

Professional Services–0.22%
Teleperformance	27,512	788,047

		788,047

Road & Rail–0.19%
East Japan Railway	10,167	673,760

		673,760

Specialty Retail–0.10%
Nitori Holdings	4,003	372,002

		372,002

LVIP Delaware Foundation® Conservative Allocation Fund—6

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Textiles, Apparel & Luxury Goods–0.20%
Yue Yuen Industrial Holdings	206,500	$695,062

		695,062

Trading Companies & Distributors–0.16%
ITOCHU	56,142	569,228

		569,228

Wireless Telecommunication Services–0.28%
KDDI	5,400	419,458
Vodafone Group	135,010	383,184
Vodafone Group ADR	7,050	200,890

		1,003,532

Total Developed Markets (Cost $21,855,425)		25,777,576

×EMERGING MARKETS–4.80%
Airlines–0.05%
†Gol Linhas Aereas Inteligentes ADR	28,913	165,961

		165,961

Automobiles–0.09%
Hyundai Motor	696	157,490
Mahindra & Mahindra	9,257	151,286

		308,776

Beverages–0.19%
Fomento Economico Mexicano ADR	2,334	214,681
Lotte Chilsung Beverage	175	216,693
Tsingtao Brewery	19,542	107,864
United Spirits	5,537	127,264

		666,502

Building Products–0.08%
KCC	1,017	266,197

		266,197

Chemicals–0.04%
Braskem ADR	10,803	152,430

		152,430

Commercial Banks–0.63%
Banco Santander Brasil ADR	23,800	175,406
Bangkok Bank	26,905	169,384
China Construction Bank	229,619	159,314
†Grupo Financiero Santander Mexico
Class B ADR	9,400	128,780
ICICI Bank ADR	4,900	196,686
Industrial & Commercial Bank of China	412,080	243,394
Itau Unibanco Holding ADR	14,140	216,059
KB Financial Group ADR	11,022	388,966
=Sberbank	105,955	308,997

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Commercial Banks (continued)
Standard Bank Group	18,234	$231,414

		2,218,400

Construction & Engineering–0.03%
†Empresas ICA ADR	14,800	114,552

		114,552

Construction Materials–0.15%
†Cemex ADR	26,597	221,553
Siam Cement	8,000	90,605
Siam Cement NDVR	6,900	78,147
Ultratech Cement	4,190	155,836

		546,141

Diversified Financial Services–0.04%
Remgro	7,352	128,304

		128,304

Diversified Telecommunication Services–0.34%
China Telecom	344,000	198,746
China Unicom Hong Kong ADR	19,458	317,360
Chunghwa Telecom ADR	5,350	169,863
KT ADR	21,600	337,824
Telefonica Brasil ADR	8,795	191,203

		1,214,996

Electronic Equipment, Instruments & Components–0.15%
Hon Hai Precision Industry	121,453	380,926
†LG Display ADR	12,700	159,639

		540,565

Food & Staples Retailing–0.09%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	3,800	171,418
Wal-Mart de Mexico Series V	55,050	155,024

		326,442

Food Products–0.21%
Brasil Foods ADR	16,901	292,387
China Mengniu Dairy	74,000	221,403
Lotte Confectionery	118	164,444
Tingyi Cayman Islands Holding	24,606	74,095

		752,329

Insurance–0.05%
Samsung Life Insurance	2,000	172,583

		172,583

Internet & Catalog Retail–0.09%
Hyundai Home Shopping Network	3,117	335,863

		335,863

Internet Software & Services–0.15%
†Baidu ADR	1,500	175,230

LVIP Delaware Foundation® Conservative Allocation Fund—7

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Internet Software & Services (continued)
†Sina	2,625	$169,785
†Sohu.com	4,000	168,360

		513,375

IT Services–0.01%
†WNS Holdings ADR	4,690	48,026

		48,026

Machinery–0.03%
United Tractors	56,990	123,270

		123,270

Media–0.10%
Grupo Televisa ADR	14,298	336,146

		336,146

Metals & Mining–0.24%
Anglo American Platinum	2,479	127,480
†ArcelorMittal South Africa	14,332	70,601
Gerdau	13,500	106,098
Gerdau ADR	9,800	93,198
Impala Platinum Holdings	5,369	89,666
Steel Authority of India	31,955	51,608
Vale ADR	17,300	309,670

		848,321

Oil, Gas & Consumable Fuels–1.00%
†Cairn India	30,000	187,706
China Petroleum & Chemical	110,500	103,172
CNOOC ADR	990	200,703
Gazprom ADR	39,600	397,188
LUKOIL ADR	3,698	227,575
PetroChina ADR	1,208	156,025
Petroleo Brasileiro ADR	29,255	671,110
†Polski Koncern Naftowy Orlen	8,197	116,426
PTT	18,378	196,215
#Reliance Industries GDR 144A	21,900	689,412
†Rosneft GDR	27,175	182,616
Sasol ADR	3,524	157,100
Tambang Batubara Bukit Asam Persero	98,000	165,893
YPF ADR	5,900	76,700

		3,527,841

Paper & Forest Products–0.06%
†Fibria Celulose ADR	21,805	203,659

		203,659

Personal Products–0.05%
†Hypermarcas	25,300	183,982

		183,982

Real Estate Management & Development–0.05%
#†=Etalon Group GDR 144A	6,900	43,332

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Real Estate Management & Development (continued)
†UEM Land Holdings	254,176	$139,707

		183,039

Road & Rail–0.02%
All America Latina Logistica	18,013	74,027

		74,027

Semiconductors & Semiconductor Equipment–0.41%
Samsung Electronics	789	953,598
Taiwan Semiconductor Manufacturing	73,594	225,301
Taiwan Semiconductor Manufacturing ADR	9,600	151,872
United Microelectronics	292,000	121,447

		1,452,218

Transportation Infrastructure–0.03%
Santos Brasil Participacoes	8,438	119,892

		119,892

Wireless Telecommunication Services–0.42%
America Movil ADR	7,300	185,712
China Mobile ADR	4,200	232,512
Mobile Telesystems ADR	6,700	117,384
MTN Group	8,351	160,749
SK Telecom GDR	31,300	455,102
†Turkcell Iletisim Hizmetleri ADR	9,351	141,574
Vodacom Group	14,463	177,421

		1,470,454

Total Emerging Markets (Cost $15,927,360)		16,994,291

Total Common Stock (Cost $92,694,713)		120,034,289

CONVERTIBLE PREFERRED STOCK–0.14%
Apache 6.00% exercise price $109.12, expiration date 8/1/13	1,700	82,705
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49	1,514	86,771
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	24	26,121
#Chesapeake Energy 144A 5.75% exercise price $27.90, expiration date 12/31/49	19	17,599
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49	108	117,950

LVIP Delaware Foundation® Conservative Allocation Fund—8

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
CONVERTIBLE PREFERRED STOCK (continued)
PPL 9.50% exercise price $28.80, expiration date 7/1/13	1,800	$97,128
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	480	52,349

Total Convertible Preferred Stock (Cost $498,969)		480,623

EXCHANGE-TRADED FUNDS–5.10%
iShares Dow Jones US Real Estate Index Fund	325	20,927
iShares MSCI EAFE Growth Index Fund	164,260	9,277,405
iShares MSCI EAFE Index Fund	103,390	5,479,670
Vanguard MSCI EAFE	100,280	3,296,204

Total Exchange-Traded Funds (Cost $15,807,202)		18,074,206

PREFERRED STOCK–0.56%
Alabama Power 5.625%	9,280	241,187
BB&T 5.85%	5,725	149,079
JPMorgan Chase 5.50%	5,000	124,500
PNC Financial Services Group
•6.125%	5,000	137,350
•8.25%	800,000	834,358
•U.S. Bancorp 6.50%	9,200	267,720
Wells Fargo 5.20%	9,200	231,840

Total Preferred Stock (Cost $1,885,408)		1,986,034

	Principal
	Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.78%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	5,548	6,482
Series 2003-26 AT 5.00% 11/25/32	337,573	356,254
Series 2003-122 AJ 4.50% 2/25/28	36,550	36,986
Series 2010-41 PN 4.50% 4/25/40	235,000	265,540
Series 2010-96 DC 4.00% 9/25/25	450,000	491,364
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44	123,730	141,855
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	11,971	13,750
Series 2557 WE 5.00% 1/15/18	23,725	25,378
Series 2622 PE 4.50% 5/15/18	17,031	18,057

	Principal	Value
	Amount°	(U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 2762 LG 5.00% 9/15/32	19,430	$20,145
Series 3131 MC 5.50% 4/15/33	280,085	287,065
Series 3416 GK 4.00% 7/15/22	65,701	67,682
Series 4065 DE 3.00% 6/15/32	40,000	41,498
¿Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	118,743	138,630
GNMA Series 2010-113 KE 4.50% 9/20/40	575,000	657,998
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	190,000	204,250

Total Agency Collateralized Mortgage Obligations (Cost $2,632,670)		2,772,934

AGENCY MORTGAGE-BACKED SECURITIES–6.44%
Fannie Mae 6.50% 8/1/17	36,809	40,731
Fannie Mae ARM
•2.783% 4/1/36	65,072	69,676
•3.481% 11/1/35	64,523	69,462
•5.155% 8/1/35	2,997	3,236
Fannie Mae Relocation 15 yr
4.00% 9/1/20	127,702	134,235
Fannie Mae Relocation 30 yr
4.00% 3/1/35	168,944	179,982
5.00% 1/1/34	45,688	49,390
5.00% 10/1/35	33,384	36,089
5.00% 2/1/36	140,053	151,401
Fannie Mae S.F. 15 yr
4.00% 11/1/25	719,584	782,258
5.50% 6/1/23	175,516	191,575
Fannie Mae S.F. 15 yr TBA
2.50% 10/1/27	1,207,000	1,268,293
2.50% 11/1/27	350,000	367,008
3.00% 10/1/27	3,721,000	3,944,260
Fannie Mae S.F. 30 yr
5.00% 2/1/35	289,485	318,142
5.00% 9/1/35	13,501	14,781
5.50% 2/1/37	60,235	66,130
5.50% 4/1/37	467,797	532,730
6.00% 9/1/36	32,164	35,600
6.00% 2/1/38	6,537	7,235
6.00% 11/1/39	27,237	30,146
6.00% 4/1/40	45,264	50,063
6.00% 6/1/40	405,533	448,847
6.00% 7/1/40	16,611	18,385
6.00% 2/1/41	158,927	177,248
6.00% 4/1/42	234,301	259,326
6.50% 2/1/36	151,607	172,967
6.50% 6/1/36	135,417	154,331
6.50% 10/1/36	93,038	105,563

LVIP Delaware Foundation® Conservative Allocation Fund––9

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.50% 8/1/37	10,685	$12,124
6.50% 12/1/37	155,810	177,807
7.00% 12/1/37	45,576	54,424
7.50% 6/1/31	21,137	25,929
Fannie Mae S.F. 30 yr TBA
3.50% 10/1/42	7,750,000	8,311,875
3.50% 11/1/42	725,000	775,637
Freddie Mac ARM
•2.342% 12/1/33	14,222	14,873
•2.582% 4/1/34	21,517	22,998
•2.76% 7/1/36	71,204	76,403
•2.986% 6/1/37	5,742	6,173
Freddie Mac S.F. 15 yr
4.50% 5/1/20	8,601	9,244
5.00% 6/1/18	73,734	79,218
Freddie Mac S.F. 30 yr
5.50% 8/1/38	582,857	636,823
5.50% 7/1/40	1,486,694	1,624,346
6.00% 8/1/38	120,487	133,883
6.00% 10/1/38	170,895	189,896
6.00% 5/1/40	710,797	781,385
7.00% 11/1/33	3,304	3,906
GNMA I S.F. 30yr
7.00% 12/15/34	154,222	181,331
7.50% 1/15/32	9,499	11,662

Total Agency Mortgage-Backed Securities (Cost $22,393,254)		22,809,027

COMMERCIAL MORTGAGE-BACKED SECURITIES–2.18%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	200,000	210,470
•BAML Commercial Mortgage Series 2005-1 A5 5.343% 11/10/42	225,000	247,491
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	220,000	247,803
•Series 2005-T20 A4A 5.297% 10/12/42	135,000	151,883
•Series 2006-PW12 A4 5.894% 9/11/38	855,000	983,520
Citigroup Commercial Mortgage Trust Series 2012-GC8 A4 3.024% 9/10/45	215,000	220,364
•¿Commercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44	300,000	333,161
DBUBS Mortgage Trust #Series 2011-LC1A A3 144A 5.002% 11/10/46	390,000	465,439

	Principal	Value
	Amount°	(U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DBUBS Mortgage Trust (continued)
#•Series 2011-LC1A C 144A 5.728% 11/10/46	245,000	$278,809
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	295,000	315,850
Series 2005-GG4 A4 4.761% 7/10/39	370,000	398,608
Series 2005-GG4 A4A 4.751% 7/10/39	255,000	277,374
•Series 2006-GG6 A4 5.553% 4/10/38	215,000	244,203
#Series 2010-C1 A2 144A 4.592% 8/10/43	345,000	402,105
#•Series 2011-GC3 C 144A 5.728% 3/10/44	270,000	294,595
JP Morgan Chase Commercial Mortgage Securities
•Series 2005-LDP4 A4 4.918% 10/15/42	265,000	290,225
•Series 2005-LDP5 A4 5.359% 12/15/44	235,000	264,607
Lehman Brothers-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	130,000	136,271
#Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34	275,000	247,561
•Morgan Stanley Capital I Series 2007-T27 A4 5.823% 6/11/42	740,000	875,239
Morgan Stanley Dean Witter Capital I
#•Series 2001-TOP1 E 144A 7.607% 2/15/33	100,000	97,874
Series 2003-TOP9 A2 4.74% 11/13/36	35,224	35,363
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	280,000	329,927
#WFRBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44	315,000	360,273

Total Commercial Mortgage-Backed Securities (Cost $6,664,330)		7,709,015

CONVERTIBLE BONDS–0.99%
AAR 1.75% exercise price $28.75, expiration date 1/1/26	111,000	111,278
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	120,000	122,550

LVIP Delaware Foundation® Conservative Allocation Fund––10

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CONVERTIBLE BONDS (continued)
#Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	109,000	$74,324
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	131,000	129,035
Alere 3.00% exercise price $43.98, expiration date 5/15/16	78,000	74,051
Ares Capital 5.75% exercise price $ 19.13, expiration date 2/1/16	85,000	90,738
fArvinMeritor 4.00% exercise price $ 26.73, expiration date 2/15/27	143,000	107,161
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	56,000	52,150
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	85,000	62,103
Dendreon 2.875% exercise price $ 51.24, expiration date 1/13/16	40,000	26,775
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	82,000	82,103
fGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	70,000	75,250
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	96,000	107,100
fHologic 2.00% exercise price $ 31.17, expiration date 2/27/42	38,000	37,169
#Iconix Brand Group 144A 2.50% exercise price $30.75, expiration date 9/29/14	66,000	65,918
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	49,000	45,907
Intel 2.95% exercise price $29.96, expiration date 12/15/35	155,000	169,338
International Game Technology 3.25% exercise price $19.97, expiration date 5/1/14	70,000	73,456
Jefferies Group 3.875% exercise price $37.55, expiration date 11/1/29	140,000	135,625
L-3 Communications Holdings 3.00% exercise price $92.17, expiration date 8/1/35	110,000	110,825
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	142,000	135,965

	Principal	Value
	Amount°	(U.S. $)
CONVERTIBLE BONDS (continued)
#Lexington Realty Trust 144A 6.00% exercise price $6.93, expiration date 1/11/30	61,000	$88,908
Linear Technology 3.00% exercise price $42.72, expiration date 5/1/27	120,000	124,875
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	182,000	179,498
Medtronic 1.625% exercise price $ 53.13, expiration date 4/15/13	87,000	87,707
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	79,000	82,308
Mylan 3.75% exercise price $ 13.32, expiration date 9/10/15	48,000	92,130
National Retail Properties 3.95% exercise price $23.51, expiration date 9/15/26	43,000	56,008
#Nuance Communications 144A 2.75% exercise price $32.30, expiration date 11/1/31	36,000	41,783
NuVasive 2.75% exercise price $ 42.13, expiration date 6/30/17	75,000	71,953
#Owens-Brockway Glass Container 144A 3.00% exercise price $ 47.47, expiration date 5/28/15	170,000	167,450
Peabody Energy 4.75% exercise price $58.19, expiration date 12/15/41	38,000	32,205
PHH 4.00% exercise price $25.80, expiration date 9/1/14	140,000	152,425
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	41,000	40,769
#Ryman Hospitality Properties 144A 3.75% exercise price $ 27.25, expiration date 9/29/14	33,000	50,449
SanDisk 1.50% exercise price $ 52.37, expiration date 8/11/17	106,000	120,509
SBA Communications 4.00% exercise price $30.38, expiration date 7/22/14	43,000	91,321
Steel Dynamics 5.125% exercise price $17.55, expiration date 6/15/14	43,000	45,177
VeriSign 3.25% exercise price $ 34.37, expiration date 8/15/37	60,000	91,763

Total Convertible Bonds (Cost $3,377,989)		3,506,059

LVIP Delaware Foundation® Conservative Allocation Fund—11

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS–32.88%
Aerospace & Defense–0.03%
Kratos Defense & Security Solutions 10.00% 6/1/17	100,000	$108,500

		108,500

Airlines–0.06%
#United Air Lines 144A 12.00% 11/1/13	220,000	227,150

		227,150

Auto Components–0.18%
American Axle & Manufacturing 7.875% 3/1/17	255,000	266,475
Delphi 6.125% 5/15/21	240,000	267,000
Tomkins 9.00% 10/1/18	78,000	87,360

		620,835

Automobiles–0.33%
Chrysler Group 8.25% 6/15/21	240,000	256,800
#Daimler Finance North America 144A 2.25% 7/31/19	280,000	279,257
Ford Motor 7.45% 7/16/31	495,000	618,131

		1,154,188

Beverages–0.58%
Constellation Brands
4.625% 3/1/23	95,000	97,375
6.00% 5/1/22	200,000	228,500
#Heineken 144A 3.40% 4/1/22	425,000	443,532
#Pernod-Ricard 144A 5.75% 4/7/21	470,000	560,144
SABMiller Holdings
# 144A 2.45% 1/15/17	430,000	450,221
# 144A 3.75% 1/15/22	240,000	261,139

		2,040,911

Biotechnology–0.28%
Amgen
3.625% 5/15/22	240,000	253,537
3.875% 11/15/21	120,000	129,191
5.375% 5/15/43	130,000	151,250
Celgene
3.25% 8/15/22	50,000	50,581
3.95% 10/15/20	390,000	420,257

		1,004,816

Building Products–0.11%
Nortek 8.50% 4/15/21	265,000	283,550
Ply Gem Industries 13.125% 7/15/14	115,000	123,338

		406,888

Capital Markets–0.44%
E Trade Financial 12.50% 11/30/17	231,000	263,629

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Capital Markets (continued)
Jefferies Group
6.25% 1/15/36	240,000	$240,000
6.45% 6/8/27	110,000	113,300
Lazard Group 6.85% 6/15/17	567,000	640,570
#Nuveen Investments 144A 9.50% 10/15/20	300,000	300,000

		1,557,499

Chemicals–1.06%
Cabot
2.55% 1/15/18	275,000	282,306
3.70% 7/15/22	150,000	153,562
CF Industries
6.875% 5/1/18	345,000	420,469
7.125% 5/1/20	210,000	264,075
Dow Chemical 8.55% 5/15/19	1,129,000	1,515,967
Hexion US Finance 8.875% 2/1/18	190,000	196,175
LyondellBasell Industries 5.75% 4/15/24	320,000	365,600
#MacDermid 144A 9.50% 4/15/17	186,000	195,068
#Mexichem SAB de CV 144A 4.875% 9/19/22	200,000	203,500
Momentive Performance Materials 11.50% 12/1/16	290,000	165,300

		3,762,022

Commercial Banks–2.80%
Abbey National Treasury Services 4.00% 4/27/16	280,000	291,451
#Banco Santander Chile 144A 3.875% 9/20/22	150,000	150,842
Bancolombia 5.125% 9/11/22	174,000	176,610
BB&T 5.25% 11/1/19	765,000	886,586
•Branch Banking & Trust 0.719% 9/13/16	475,000	461,224
Capital One Capital V 10.25% 8/15/39	240,000	248,400
City National 5.25% 9/15/20	365,000	396,785
#CoBank ACB 144A 7.875% 4/16/18	250,000	313,303
•Fifth Third Capital Trust IV 6.50% 4/15/37	415,000	417,594
#HSBC Bank 144A 4.75% 1/19/21	365,000	419,323
HSBC Holdings 4.00% 3/30/22	550,000	591,276
JPMorgan Chase Bank 6.00% 10/1/17	535,000	633,803
KeyBank 6.95% 2/1/28	615,000	757,951
KeyCorp 5.10% 3/24/21	250,000	292,865
PNC Bank 6.875% 4/1/18	740,000	920,417
#•PNC Preferred Funding Trust II 144A 1.611% 3/31/49	500,000	415,000
•SunTrust Bank 0.721% 8/24/15	220,000	212,381

LVIP Delaware Foundation® Conservative Allocation Fund—12

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
U.S. Bancorp 2.95% 7/15/22	195,000	$197,269
U.S. Bank 4.95% 10/30/14	250,000	271,442
•USB Capital IX 3.50% 10/29/49	780,000	669,349
•Wachovia 0.825% 10/15/16	240,000	232,453
Wachovia North America 5.60% 3/15/16	265,000	298,697
Wells Fargo 3.50% 3/8/22	70,000	74,803
Wells Fargo Bank North America 4.75% 2/9/15	250,000	270,543
Zions Bancorp
4.50% 3/27/17	115,000	118,830
7.75% 9/23/14	165,000	180,680

		9,899,877

Commercial Services & Supplies–0.64%
#ADT 144A 3.50% 7/15/22	285,000	296,698
#Brambles USA 144A 3.95% 4/1/15	750,000	786,666
Geo Group 6.625% 2/15/21	135,000	145,125
International Lease Finance
5.875% 4/1/19	95,000	101,202
6.25% 5/15/19	238,000	257,040
8.25% 12/15/20	135,000	160,988
8.75% 3/15/17	70,000	82,250
Penske Truck Leasing
# 144A 3.375% 3/15/18	105,000	105,198
# 144A 3.75% 5/11/17	260,000	267,004
# 144A 4.875% 7/11/22	65,000	65,011

		2,267,182

Communications Equipment–0.22%
Avaya
# 144A 7.00% 4/1/19	100,000	93,500
9.75% 11/1/15	230,000	205,275
Motorola Solutions 3.75% 5/15/22	460,000	479,162

		777,937

Computers & Peripherals–0.08%
#Seagate Technology Internationals 144A 10.00% 5/1/14	270,000	297,675

		297,675

Construction & Engineering–0.06%
#URS 144A 5.00% 4/1/22	220,000	226,375

		226,375

Construction Materials–0.37%
#•Cemex 144A 5.362% 9/30/15	300,000	287,250
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	135,000	136,040
Headwaters 7.625% 4/1/19	310,000	316,200

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Construction Materials (continued)
#Votorantim Cimentos 144A 7.25% 4/5/41		535,000	$581,813

			1,321,303

Consumer Finance–0.37%
Ford Motor Credit
3.984% 6/15/16		205,000	216,257
5.00% 5/15/18		380,000	415,805
12.00% 5/15/15		370,000	461,575
#Hyundai Capital America 144A 2.125% 10/2/17		215,000	215,284

			1,308,921

Containers & Packaging–0.19%
Berry Plastics 9.75% 1/15/21		225,000	257,625
#Consolidated Container 144A 10.125% 7/15/20		95,000	101,650
#Plastipak Holdings 144A 10.625% 8/15/19		280,000	322,000

			681,275

Diversified Consumer Services–0.17%
Yale University 2.90% 10/15/14		560,000	588,847

			588,847

Diversified Financial Services–2.02%
AgriBank FCB 9.125% 7/15/19		405,000	538,200
Bank of America
3.75% 7/12/16		185,000	196,454
5.70% 1/24/22		535,000	629,554
CDP Financial
# 144A 4.40% 11/25/19		250,000	287,742
# 144A 5.60% 11/25/39		535,000	687,397
#ERAC USA Finance 144A 5.25% 10/1/20		675,000	768,761
General Electric Capital # 144A 3.80% 6/18/19		250,000	264,197
6.00% 8/7/19		1,159,000	1,411,715
•6.25% 12/15/49		200,000	211,995
•7.125% 12/15/49		200,000	223,754
#•HBOS Capital Funding No. 2 144A 6.071% 6/29/49		245,000	191,713
•ING Groep 5.775% 12/29/49		195,000	178,425
JPMorgan Chase
2.92% 9/19/17	CAD	345,000	351,299
3.25% 9/23/22		475,000	482,622
PHH
7.375% 9/1/19		105,000	112,875
9.25% 3/1/16		250,000	288,125
#Temasek Financial I 144A 2.375% 1/23/23		255,000	255,993

LVIP Delaware Foundation® Conservative Allocation Fund––13

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
#•USB Realty 144A 1.602% 12/22/49	100,000	$83,008

		7,163,829

Diversified Telecommunication Services–1.66%
CenturyLink 5.80% 3/15/22	420,000	457,860
#Clearwire Communications 144A 12.00% 12/1/15	181,000	179,415
Deutsche Telekom International Finance
# 144A 2.25% 3/6/17	405,000	414,681
# 144A 3.125% 4/11/16	355,000	373,631
Intelsat Jackson Holdings 7.25% 10/15/20	280,000	302,750
Level 3 Communications 11.875% 2/1/19	95,000	108,300
Level 3 Financing 10.00% 2/1/18	215,000	240,263
#Oi 144A 5.75% 2/10/22	600,000	630,000
Qwest 6.75% 12/1/21	205,000	246,788
Telefonica Emisiones 6.421% 6/20/16	465,000	492,319
#Telesat Canada 144A 6.00% 5/15/17	135,000	141,075
#UPCB Finance III 144A 6.625% 7/1/20	245,000	257,863
Virgin Media Secured Finance 6.50% 1/15/18	860,000	946,000
Vivendi
# 144A 3.45% 1/12/18	220,000	224,493
# 144A 6.625% 4/4/18	495,000	577,556
West 7.875% 1/15/19	85,000	87,975
#Wind Acquisition Finance 144A 7.25% 2/15/18	220,000	210,100

		5,891,069

Electric Utilities–1.55%
#American Transmission Systems 144A 5.25% 1/15/22	540,000	627,710
#Centrais Eletricas Brasileiras 144A 5.75% 10/27/21	220,000	245,850
ComEd Financing III 6.35% 3/15/33	220,000	223,300
Commonwealth Edison 3.80% 10/1/42	35,000	35,561
Great Plains Energy 5.292% 6/15/22	380,000	426,865
Ipalco Enterprises 5.00% 5/1/18	175,000	184,188
Jersey Central Power & Light 5.625% 5/1/16	90,000	104,121
#Korea Hydro & Nuclear Power 144A 3.00% 9/19/22	1,110,000	1,104,539
LG&E & KU Energy
3.75% 11/15/20	310,000	322,951
4.375% 10/1/21	395,000	433,877

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Electric Utilities (continued)
•NextEra Energy Capital Holdings 6.35% 10/1/66	435,000	$461,506
Nisource Finance 5.80% 2/1/42	275,000	326,343
Pennsylvania Electric 5.20% 4/1/20	220,000	248,145
PPL Capital Funding
4.20% 6/15/22	85,000	90,778
•6.70% 3/30/67	150,000	156,158
Public Service Company of Oklahoma 5.15% 12/1/19	415,000	483,371

		5,475,263

Electronic Equipment, Instruments & Components–0.03%
Jabil Circuit 7.75% 7/15/16	85,000	98,813

		98,813

Energy Equipment & Services–0.54%
#Helix Energy Solutions Group 144A 9.50% 1/15/16	114,000	119,130
#Hercules Offshore 144A 10.50% 10/15/17	240,000	254,100
Transocean
3.80% 10/15/22	225,000	226,634
5.05% 12/15/16	510,000	570,448
Weatherford International Bermuda
4.50% 4/15/22	300,000	314,343
9.625% 3/1/19	320,000	417,044

		1,901,699

Food & Staples Retailing–0.39%
Ingles Markets 8.875% 5/15/17	139,000	150,468
Kroger 3.40% 4/15/22	115,000	120,014
Safeway 4.75% 12/1/21	355,000	362,599
Tops Holding 10.125% 10/15/15	90,000	95,288
Walgreen 3.10% 9/15/22	410,000	416,967
Woolworths
# 144A 3.15% 4/12/16	125,000	131,452
# 144A 4.55% 4/12/21	100,000	112,006

		1,388,794

Food Products–0.37%
#BRF-Brasil Foods 144A 5.875% 6/6/22	400,000	438,000
Del Monte 7.625% 2/15/19	210,000	217,088
#Dole Food 144A 8.00% 10/1/16	290,000	304,863
#Kraft Foods Group 144A 5.00% 6/4/42	205,000	229,620
Tyson Foods 4.50% 6/15/22	100,000	105,250

		1,294,821

Gas Utilities–0.08%
AmeriGas Finance 6.75% 5/20/20	155,000	165,850

LVIP Delaware Foundation® Conservative Allocation Fund—14

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Gas Utilities (continued)
#Suburban Propane Partners 144A 7.375% 8/1/21	97,000	$104,033

		269,883

Health Care Equipment & Supplies–0.82%
Accellent 8.375% 2/1/17	125,000	129,063
Biomet
# 144A 6.50% 8/1/20	110,000	114,263
# 144A 6.50% 10/1/20	30,000	29,550
Boston Scientific 6.00% 1/15/20	220,000	261,899
CareFusion 6.375% 8/1/19	1,095,000	1,313,198
#Kinetic Concepts 144A 12.50% 11/1/19	195,000	185,250
Zimmer Holdings
3.375% 11/30/21	330,000	346,410
4.625% 11/30/19	450,000	515,099

		2,894,732

Health Care Providers & Services–0.61%
Air Medical Group Holdings 9.25% 11/1/18	185,000	202,575
Community Health Systems 8.00% 11/15/19	80,000	88,200
Highmark
# 144A 4.75% 5/15/21	150,000	154,136
# 144A 6.125% 5/15/41	65,000	68,482
Laboratory Corporation of America Holdings
2.20% 8/23/17	450,000	460,147
3.75% 8/23/22	270,000	283,103
#MultiPlan 144A 9.875% 9/1/18	245,000	271,950
Radnet Management 10.375% 4/1/18	95,000	96,425
WellPoint 3.30% 1/15/23	530,000	537,224

		2,162,242

Hotels, Restaurants & Leisure–0.30%
Ameristar Casinos 7.50% 4/15/21	155,000	167,400
CKE Restaurants 11.375% 7/15/18	165,000	192,225
MGM Resorts International 11.375% 3/1/18	140,000	165,900
Pinnacle Entertainment 8.75% 5/15/20	85,000	94,244
Wyndham Worldwide
5.625% 3/1/21	210,000	232,078
5.75% 2/1/18	150,000	169,086
Wynn Las Vegas 7.75% 8/15/20	50,000	55,875

		1,076,808

Household Durables–0.28%
Jarden 6.125% 11/15/22	160,000	173,600
M/I Homes 8.625% 11/15/18	195,000	211,819

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Household Durables (continued)
Mohawk Industries 6.375% 1/15/16	3,000	$3,390
Norcraft 10.50% 12/15/15	125,000	126,250
Ryland Group 8.40% 5/15/17	135,000	160,313
Scotts Miracle-Gro 6.625% 12/15/20	90,000	97,425
Standard Pacific 10.75% 9/15/16	180,000	220,950

		993,747

Household Products–0.13%
Energizer Holdings 4.70% 5/24/22	440,000	467,606

		467,606

Independent Power Producers & Energy Traders–0.19%
AES 8.00% 6/1/20	140,000	163,450
#Calpine 144A 7.875% 7/31/20	170,000	186,575
GenOn Energy 9.875% 10/15/20	145,000	161,675
NRG Energy 7.875% 5/15/21	155,000	169,338

		681,038

Industrial Conglomerates–0.57%
General Electric 5.00% 2/1/13	2,000,000	2,030,642

		2,030,642

Insurance–1.31%
Alleghany 4.95% 6/27/22	170,000	185,599
American International Group
4.875% 6/1/22	90,000	101,625
5.85% 1/16/18	35,000	40,692
•Chubb 6.375% 3/29/67	415,000	444,050
#ING US 144A 5.50% 7/15/22	195,000	203,806
Liberty Mutual Group
# 144A 4.95% 5/1/22	240,000	251,519
# 144A 6.50% 5/1/42	220,000	238,973
#•144A 7.00% 3/15/37	140,000	133,700
MetLife 6.817% 8/15/18	775,000	976,400
#MetLife Capital Trust X 144A 9.25% 4/8/38	400,000	530,000
#Metropolitan Life Global Funding I 144A 3.875% 4/11/22	100,000	109,263
Prudential Financial
3.875% 1/14/15	160,000	170,034
6.00% 12/1/17	300,000	355,531
#¿=‡Twin Reefs Pass-Through Trust 144A 0.00% 12/29/49	200,000	0
•XL Group 6.50% 12/31/49	255,000	235,875
#•ZFS Finance USA Trust II 144A 6.45% 12/15/65	605,000	644,325

		4,621,392

Internet Software & Services–0.38%
eBay 4.00% 7/15/42	585,000	571,915
GXS Worldwide 9.75% 6/15/15	370,000	382,950

LVIP Delaware Foundation® Conservative Allocation Fund—15

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Internet Software & Services (continued)
#Tencent Holdings 144A 3.375% 3/5/18	400,000	$405,208

		1,360,073

IT Services–0.23%
First Data
9.875% 9/24/15	170,000	174,250
11.25% 3/31/16	245,000	238,875
Fiserv 3.50% 10/1/22	185,000	186,037
Western Union 3.65% 8/22/18	190,000	210,700

		809,862

Life Sciences Tools & Services–0.17%
Bio-Rad Laboratories 8.00% 9/15/16	2,000	2,200
Thermo Fisher Scientific
1.85% 1/15/18	145,000	147,591
3.15% 1/15/23	425,000	439,674

		589,465

Machinery–0.13%
ArvinMeritor 8.125% 9/15/15	330,000	348,150
TriMas 9.75% 12/15/17	104,000	120,640

		468,790

Media–1.12%
CCO Holdings 5.25% 9/30/22	110,000	111,100
Clear Channel Communications 9.00% 3/1/21	130,000	116,350
Clear Channel Worldwide Holdings 7.625% 3/15/20	140,000	137,200
DIRECTV Holdings
3.80% 3/15/22	550,000	567,107
5.15% 3/15/42	40,000	40,850
DISH DBS
# 144A 5.875% 7/15/22	155,000	159,650
7.875% 9/1/19	155,000	180,963
Historic TW 6.875% 6/15/18	620,000	786,745
#Nara Cable Funding 144A 8.875% 12/1/18	320,000	293,600
NBCUniversal Media
2.875% 1/15/23	125,000	124,771
4.45% 1/15/43	135,000	134,540
#Sinclair Television Group 144A 9.25% 11/1/17	140,000	155,750
#Sirius XM Radio 144A 8.75% 4/1/15	265,000	302,763
Time Warner Cable
5.85% 5/1/17	100,000	119,238
8.25% 4/1/19	382,000	513,408

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Media (continued)
#Univision Communications 144A 6.875% 5/15/19	200,000	$207,000

		3,951,035

Metals & Mining–1.79%
AK Steel 7.625% 5/15/20	105,000	92,400
Alcoa
5.40% 4/15/21	290,000	304,921
6.75% 7/15/18	325,000	375,850
Anglo American Capital
# 144A 2.625% 4/3/17	370,000	374,688
# 144A 2.625% 9/27/17	215,000	215,982
# 144A 4.125% 9/27/22	200,000	201,188
ArcelorMittal 10.10% 6/1/19	475,000	547,822
Barrick Gold 3.85% 4/1/22	740,000	778,371
Barrick North America Finance 4.40% 5/30/21	135,000	147,140
Century Aluminum 8.00% 5/15/14	230,000	234,025
#CODELCO 144A 3.00% 7/17/22	200,000	202,069
#Essar Steel Algoma 144A 9.875% 6/15/15	170,000	135,575
#FMG Resources August 2006 144A 6.875% 4/1/22	200,000	183,750
Freeport-McMoRan Copper & Gold 3.55% 3/1/22	245,000	245,735
#Newcrest Finance 144A 4.20% 10/1/22	145,000	146,274
Novelis 8.75% 12/15/20	215,000	239,188
Rio Tinto Finance USA
1.625% 8/21/17	35,000	35,111
2.875% 8/21/22	355,000	354,175
Ryerson
# 144A 9.00% 10/15/17	120,000	123,150
# 144A 11.25% 10/15/18	50,000	50,313
12.00% 11/1/15	246,000	254,610
Teck Resources
3.00% 3/1/19	140,000	141,935
3.75% 2/1/23	245,000	242,880
Vale Overseas 4.375% 1/11/22	688,000	726,639

		6,353,791

Multiline Retail–0.11%
Dollar General 4.125% 7/15/17	55,000	57,750
Macy’s Retail Holdings 5.90% 12/1/16	273,000	319,023

		376,773

Multi-Utilities–1.31%
Ameren Illinois 9.75% 11/15/18	1,087,000	1,524,816
CenterPoint Energy 5.95% 2/1/17	345,000	404,548
CMS Energy
4.25% 9/30/15	220,000	234,036
6.25% 2/1/20	215,000	249,671

LVIP Delaware Foundation® Conservative Allocation Fund—16

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Multi-Utilities (continued)
•Integrys Energy Group 6.11% 12/1/66	245,000	$257,486
Puget Energy 6.00% 9/1/21	130,000	145,649
•Puget Sound Energy 6.974% 6/1/67	540,000	576,303
SCANA 4.125% 2/1/22	265,000	272,497
Sempra Energy 2.875% 10/1/22	310,000	314,395
•Wisconsin Energy 6.25% 5/15/67	615,000	655,632

		4,635,033

Office Electronics–0.04%
CDW 12.535% 10/12/17	125,000	134,063

		134,063

Oil, Gas & Consumable Fuels–4.30%
Antero Resources Finance 9.375% 12/1/17	85,000	94,350
#CNOOC Finance 2012 144A 3.875% 5/2/22	315,000	334,773
Continental Resources 5.00% 9/15/22	140,000	146,650
Ecopetrol 7.625% 7/23/19	467,000	600,095
El Paso Pipeline Partners Operating 6.50% 4/1/20	340,000	405,054
•Enbridge Energy Partners 8.05% 10/1/37	510,000	578,176
Energy Transfer Partners 9.70% 3/15/19	253,000	334,738
#ENI 144A 4.15% 10/1/20	480,000	484,129
Enterprise Products Operating
4.45% 2/15/43	5,000	4,966
•7.034% 1/15/68	745,000	835,331
EOG Resources 2.625% 3/15/23	390,000	395,101
Forest Oil 7.25% 6/15/19	184,000	183,540
#Gazprom Neft 144A 4.375% 9/19/22	200,000	200,000
Holly 9.875% 6/15/17	168,000	185,010
#IPIC GMTN 144A 5.50% 3/1/22	228,000	256,500
Kinder Morgan Energy Partners
3.45% 2/15/23	125,000	128,972
9.00% 2/1/19	440,000	584,154
Linn Energy 8.625% 4/15/20	110,000	121,000
Lukoil International Finance 6.125% 11/9/20	505,000	572,670
#Murray Energy 144A 10.25% 10/15/15	175,000	172,375
Newfield Exploration 5.625% 7/1/24	75,000	83,344
PDC Energy 12.00% 2/15/18	122,000	133,590
Pemex Project Funding Master Trust 6.625% 6/15/35	115,000	144,900

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#Pertamina Persero 144A 4.875% 5/3/22	400,000	$431,500
Petrobras International Finance
3.50% 2/6/17	200,000	209,667
3.875% 1/27/16	240,000	255,074
5.375% 1/27/21	475,000	537,591
Petrohawk Energy 7.25% 8/15/18	415,000	472,045
Petroleos de Venezuela 9.00% 11/17/21	797,000	689,405
Petroleos Mexicanos 5.50% 6/27/44	310,000	341,775
Plains All American Pipeline 8.75% 5/1/19	435,000	585,697
Pride International 6.875% 8/15/20	875,000	1,109,437
Quicksilver Resources 9.125% 8/15/19	115,000	109,825
Range Resources 5.00% 8/15/22	200,000	211,250
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	223,997	245,276
#SandRidge Energy 144A 8.125% 10/15/22	105,000	111,956
#Sinopec Group Overseas Development 2012 144A 2.75% 5/17/17	270,000	280,636
Talisman Energy 5.50% 5/15/42	495,000	559,581
Total Capital International 2.70% 1/25/23	255,000	260,501
•TransCanada PipeLines 6.35% 5/15/67	695,000	743,926
Williams Partners
3.35% 8/15/22	175,000	179,260
7.25% 2/1/17	340,000	413,841
#Woodside Finance 144A 8.75% 3/1/19	380,000	499,750

		15,227,411

Paper & Forest Products–0.52%
Domtar 4.40% 4/1/22	195,000	200,045
Georgia-Pacific 8.00% 1/15/24	730,000	998,458
International Paper
4.75% 2/15/22	220,000	250,284
6.00% 11/15/41	120,000	146,774
9.375% 5/15/19	60,000	81,240
Smurfit Kappa Funding 7.75% 4/1/15	157,000	158,955

		1,835,756

Pharmaceuticals–0.13%
NBTY 9.00% 10/1/18	325,000	363,188

LVIP Delaware Foundation® Conservative Allocation Fund—17

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Watson Pharmaceuticals 3.25% 10/1/22	105,000	$106,566

		469,754

Professional Services–0.05%
FTI Consulting 6.75% 10/1/20	180,000	193,050

		193,050

Real Estate Investment Trusts–1.75%
Alexandria Real Estate Equities 4.60% 4/1/22	355,000	379,491
American Tower
4.70% 3/15/22	110,000	120,894
5.90% 11/1/21	695,000	826,004
Boston Properties 3.85% 2/1/23	260,000	274,413
Brandywine Operating Partnership 4.95% 4/15/18	340,000	365,717
BRE Properties 3.375% 1/15/23	240,000	239,233
DDR 4.625% 7/15/22	90,000	98,052
Developers Diversified Realty
4.75% 4/15/18	100,000	111,084
7.50% 4/1/17	110,000	131,758
7.875% 9/1/20	505,000	651,970
9.625% 3/15/16	100,000	124,601
Digital Realty Trust 5.25% 3/15/21	645,000	718,851
Host Hotels & Resorts 4.75% 3/1/23	235,000	244,694
# 144A 5.25% 3/15/22	125,000	135,625
5.875% 6/15/19	115,000	127,075
Liberty Property 4.125% 6/15/22	155,000	162,583
Mack-Cali Realty 4.50% 4/18/22	230,000	246,671
National Retail Properties 3.80% 10/15/22	50,000	51,096
Regency Centers
4.80% 4/15/21	175,000	193,532
5.875% 6/15/17	171,000	197,774
UDR 4.625% 1/10/22	320,000	353,840
WEA Finance
# 144A 3.375% 10/3/22	165,000	164,376
# 144A 4.625% 5/10/21	240,000	262,474

		6,181,808

Real Estate Management & Development–0.08%
#Qatari Diar Finance 144A 5.00% 7/21/20	236,000	270,810

		270,810

Road & Rail–0.06%
#Transnet 144A 4.00% 7/26/22	200,000	203,800

		203,800

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment–0.38%
#Advanced Micro Devices 144A 7.50% 8/15/22	35,000	$33,950
Amkor Technology 7.375% 5/1/18	120,000	125,400
National Semiconductor 6.60% 6/15/17	605,000	757,724
#Samsung Electronics America 144A 1.75% 4/10/17	415,000	421,225

		1,338,299

Software–0.09%
Symantec 4.20% 9/15/20	300,000	312,091

		312,091

Textiles, Apparel & Luxury Goods–0.11%
Hanesbrands 6.375% 12/15/20	190,000	207,100
Quiksilver 6.875% 4/15/15	200,000	200,000

		407,100

Trading Companies & Distributors–0.14%
#H&E Equipment Services 144A
7.00% 9/1/22	165,000	172,013
#HD Supply 144A 11.00% 4/15/20	95,000	105,688
UR Merger Sub 10.25% 11/15/19	200,000	229,000

		506,701

Wireless Telecommunication Services–1.17%
America Movil 3.125% 7/16/22	440,000	454,512
Cricket Communications 7.75% 10/15/20	205,000	200,900
#Crown Castle Towers 144A 4.883% 8/15/20	1,345,000	1,516,030
#Digicel Group 144A 8.25% 9/30/20	200,000	211,000
MetroPCS Wireless 6.625% 11/15/20	115,000	120,894
NII Capital 7.625% 4/1/21	250,000	200,000
Sprint Capital 8.75% 3/15/32	120,000	124,800
Sprint Nextel
6.00% 12/1/16	100,000	103,500
8.375% 8/15/17	110,000	122,925
9.125% 3/1/17	200,000	227,500
#TNK-BP Finance 144A 7.50% 7/18/16	195,000	226,298
#VimpelCom 144A 7.748% 2/2/21	400,000	428,500
Vodafone Group 2.50% 9/26/22	205,000	205,144

		4,142,003

Total Corporate Bonds (Cost $108,655,086)		116,432,047

LVIP Delaware Foundation® Conservative Allocation Fund—18

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
MUNICIPAL BOND–0.17%
Oregon State Taxable Pension 5.892% 6/1/27	485,000	$602,064

Total Municipal Bond (Cost $485,000)		602,064

NON-AGENCY ASSET-BACKED SECURITIES–0.82%
•Ally Master Owner Trust Series 2011-1 A1 1.091% 1/15/16	350,000	352,433
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14	205,000	210,582
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	190,000	233,148
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	195,000	268,628
Citicorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36	400,000	362,186
#Enterprise Fleet Financing Series 2012-1 A2 144A 1.14% 11/20/17	200,000	200,752
General Electric Capital Credit Card Master Note Trust Series 2012-6 A 1.36% 8/17/20	195,000	196,714
Golden Credit Card Trust #Series 2012-2A A1 144A 1.77% 1/15/19	210,000	216,382
#Series 2012-5A A 144A 0.79% 9/15/17	235,000	235,165
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	53,333	54,223
Mid-State Trust Series 11 A1 4.864% 7/15/38	102,873	106,150
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41	139,200	155,110
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.621% 10/15/15	180,000	182,784
World Financial Network Credit Card Master Trust Series 2012-B A 1.76% 5/17/21	115,000	115,711

Total Non-Agency Asset-Backed Securities (Cost $2,724,877)		2,889,968

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.22%
Bank of America Alternative Loan Trust Series 2005-3 2A1 5.50% 4/25/20	27,325	28,849

	Principal		Value
	Amount°		(U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Bank of America Alternative Loan Trust (continued) Series 2005-6 7A1 5.50% 7/25/20		22,005	$22,918
•Bank of America Mortgage Securities Series 2003-D 1A2 2.997% 5/25/33		523	467
•Chaseflex Trust Series 2006-1 A4 5.777% 6/25/36		255,000	205,534
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34		30,382	32,161
#•GSMPS Mortgage Loan Trust Series 1998-3 A 144A 144A 7.75% 9/19/27		44,798	47,467
•JPMorgan Mortgage Trust Series 2005-A2 5A1 4.281% 4/25/35		1,826	1,862
MASTR ARM Trust
•Series 2003-6 1A2 2.70% 12/25/33		35,027	34,837
•Series 2005-6 7A1 5.324% 6/25/35		80,504	79,553
•Series 2006-2 4A1 3.819% 2/25/36		6,928	6,541
¿Washington Mutual Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18		135,855	140,957
Wells Fargo Mortgage Backed Securities Trust Series 2006-2 3A1 5.75% 3/25/36		168,487	168,566

Total Non-Agency Collarterized Mortgage Obligations (Cost $680,450)			769,712

ΔREGIONAL BONDS–1.62%
Australia–1.19%
New South Wales Treasury
6.00% 4/1/19	AUD	516,000	619,390
6.00% 3/1/22	AUD	430,000	528,636
Queensland Treasury 6.25% 6/14/19	AUD	1,793,000	2,174,897
Victoria Treasury 6.00% 10/17/22	AUD	726,000	899,534
			4,222,457
Canada–0.43%
Province of Manitoba 2.10% 9/6/22		335,000	337,036
Province of Ontario 3.15% 6/2/22	CAD	774,000	819,071

LVIP Delaware Foundation® Conservative Allocation Fund—19

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
ΔREGIONAL BONDS (continued)
Canada (continued)
Province of Quebec 4.25% 12/1/21	CAD	330,000	$377,549

			1,533,656

Total Regional Bonds (Cost $5,424,802)			5,756,113

«SENIOR SECURED LOANS–3.30%
Allied Security Holdings Tranche 2L 8.50% 1/21/18		120,000	118,974
Bausch & Lomb Tranche B 4.75% 4/17/19		229,425	232,341
BNY ConvergEx Group 8.75% 12/16/17		165,539	154,262
BNY ConvergEx Group (EZE Castle Software) 8.75% 11/29/17		69,461	64,729
Brock Holdings III
6.00% 2/15/17		105,115	105,673
10.00% 2/15/18		110,000	111,100
Burlington Coat Factory Warehouse 5.75% 5/1/17		569,206	576,409
Caesars Entertainment Operating Tranche B6 5.494% 1/28/18		731,000	666,127
Cequel Communications Holdings @ 9.00% 7/24/13		155,000	155,775
Chrysler Group 6.00% 5/24/17		744,223	760,923
Clear Channel Communications Tranche A 3.639% 7/30/14		412,222	388,931
DaVita Tranche B 4.50% 10/20/16		89,544	90,034
Delos Aircraft 4.75% 3/17/16		765,000	775,519
Delta Air Lines Tranche B 5.50% 4/20/17		217,697	219,328
Emdeon Tranche B 5.00% 11/2/18		213,103	214,835
First Data 5.00% 3/24/17		628,637	621,486
GenOn Energy Tranche B 6.00% 12/3/17		230,877	233,090
Getty Images @ 8.50% 9/19/13		110,000	110,000
Hertz @ 6.375% 8/26/13		110,000	110,275
Houghton International Tranche B1 6.75% 1/11/16		110,114	111,215
IASIS Healthcare Tranche B 5.00% 5/3/18		119,394	119,860
Immucor Tranche B 5.75% 8/9/19		297,754	301,971

	Principal Amount°		Value (U.S. $)
«SENIOR SECURED LOANS (continued)
Infor US 6.25% 3/16/18		623,438	$628,269
Intelsat Jackson Holdings Tranche B 5.25% 4/2/18		219,444	220,245
Level 3 Financing 4.75% 8/1/19		300,000	300,000
Level 3 Financing Tranche B2 5.75% 9/1/18		300,000	300,812
Lord & Taylor 5.75% 12/2/18		36,368	36,709
Multiplan Tranche B 4.75% 8/26/17		119,526	120,180
Nuveen Investments
5.863% 5/13/17		232,133	230,828
8.25% 3/1/19		545,000	550,793
OSI Restaurant Partners
2.563% 6/14/14		373,942	372,564
2.593% 6/14/13		37,224	37,087
PQ 6.74% 7/30/15		231,000	221,183
Protection One 5.75% 3/31/19		208,950	211,823
Remy International Tranche B 6.25% 12/16/16		225,387	226,514
Sensus USA 2nd Lien 8.50% 4/13/18		300,000	300,000
Silver II Acquisition @ 8.00% 9/25/20		305,000	305,000
Toys R Us Tranche B 6.00% 9/1/16		257,080	256,921
TPC Group @ 8.25% 8/27/13		360,000	360,000
Univision Communications 4.489% 10/19/16		425,588	421,332
Visant 5.25% 12/22/16		97,711	94,342
Zayo Group Tranche B 7.125% 7/2/19		264,338	267,422

Total Senior Secured Loans (Cost $11,463,379)			11,704,881

ΔSOVEREIGN BONDS–6.58%
Brazil–0.46%
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/17	BRL	1,036,000	528,336
Brazilian Government International
5.625% 1/7/41		393,000	505,005
8.875% 10/14/19		400,000	581,000

			1,614,341

LVIP Delaware Foundation® Conservative Allocation Fund—20

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal		Value
	Amount°		(U.S. $)
ΔSOVEREIGN BONDS (continued)
Chile–0.32%
Chile Government International 5.50% 8/5/20	CLP	503,500,000	$1,129,385

			1,129,385

Colombia–0.36%
Colombia Government International
4.375% 3/21/23	COP	1,371,000,000	752,188
6.125% 1/18/41		393,000	534,480

			1,286,668

Finland–0.12%
Finland Government 4.00% 7/4/25	EUR	265,000	414,540

			414,540

Indonesia–0.62%
Indonesia Treasury
7.00% 5/15/22	IDR	9,247,000,000	1,039,076
7.00% 5/15/27	IDR	3,885,000,000	430,994
11.00% 11/15/20	IDR	2,150,000,000	297,831
Republic of Indonesia # 144A 5.25% 1/17/42		367,000	419,756

			2,187,657

Malaysia–0.06%
Malaysia Government 4.262% 9/15/16	MYR	666,000	226,140

			226,140

Mexico–0.62%
Mexican Bonos
6.00% 6/18/15	MXN	5,880,000	472,942
6.50% 6/10/21	MXN	2,647,600	225,034
6.50% 6/9/22	MXN	2,546,000	216,082
8.00% 12/17/15	MXN	8,604,000	730,717
8.50% 5/31/29	MXN	2,685,500	262,042
Mexico Government International 4.75% 3/8/44		270,000	301,050

			2,207,867

Netherlands–0.18%
Republic of Angola Via Northern Lights III 7.00% 8/16/19 590,000			650,475

			650,475

Norway–0.66%
Norway Government
4.25% 5/19/17	NOK	1,790,000	351,826
4.50% 5/22/19	NOK	6,038,000	1,237,826
Norwegian Government 3.75% 5/25/21	NOK	3,754,000	750,856

			2,340,508

	Principal		Value
	Amount°		(U.S. $)
ΔSOVEREIGN BONDS (continued)
Panama–0.23%
Panama Government International
6.70% 1/26/36		74,000	$104,340
7.125% 1/29/26		195,000	277,388
7.25% 3/15/15		122,000	139,995
8.875% 9/30/27		184,000	299,460

			821,183

Peru–0.26%
Republic of Peru
5.625% 11/18/50		110,000	143,825
7.125% 3/30/19		575,000	764,750

			908,575

Philippines–0.31%
Republic of Philippines
5.00% 1/13/37		260,000	309,400
6.50% 1/20/20		300,000	384,375
9.50% 10/21/24		256,000	416,000

			1,109,775

Poland–0.34%
Poland Government 5.75% 10/25/21	PLN	3,549,000	1,195,168

			1,195,168

Republic of Korea–0.11%
Korea Treasury Inflation-Linked 2.75% 6/10/20	KRW	349,533,723	368,565

			368,565

South Africa–1.35%
Eskom Holdings # 144A 5.75% 1/26/21		559,000	640,055
South Africa Government
7.25% 1/15/20	ZAR	2,109,000	265,399
8.00% 12/21/18	ZAR	4,656,000	612,754
10.50% 12/21/26	ZAR	21,370,000	3,250,661

			4,768,869

Turkey–0.09%
Turkey Government 9.00% 3/5/14	TRY	552,000	314,652

			314,652

United Kingdom–0.36%
United Kingdom Gilt
4.25% 12/7/27	GBP	203,000	413,799
4.50% 3/7/19	GBP	134,000	264,698
4.75% 3/7/20	GBP	300,000	608,611

			1,287,108

LVIP Delaware Foundation® Conservative Allocation Fund—21

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Uruguay–0.13%
Republic of Uruguay 8.00% 11/18/22	311,250	$454,114

		454,114

Total Sovereign Bonds (Cost $21,971,495)		23,285,590

SUPRANATIONAL BANK–0.06%
Andina de Fomento 4.375% 6/15/22	200,000	217,901

Total Supranational Bank (Cost $215,814)		217,901

U.S. TREASURY OBLIGATIONS–1.33%
¥ U.S. Treasury Bond 3.00% 5/15/42	3,910,000	4,054,791
U.S. Treasury Notes
0.625% 8/31/17	150,000	150,117
1.625% 8/15/22	515,000	514,517

Total U.S. Treasury Obligations (Cost $4,665,382)		4,719,425

	Number of Shares
WARRANT–0.01%
†Kinder Morgan	11,028	38,488

Total Warrant (Cost $19,740)		38,488

	Number of Contracts
OPTION PURCHASED–0.00%
Put Option–0.00%
AUD, strike price $100.00, expires 11/16/12 (BAML)	1,101,000	4,444

Total Option Purchased (Cost $10,845)		4,444

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS–5.89%
≠Certificates of Deposit–0.85%
Toronto Dominion Bank New York 0.00% 10/30/12	3,000,000	$3,000,080

		3,000,080

≠Discounted Commercial Paper–4.96%
Abbey National North America 0.17% 10/1/12	8,140,000	8,140,000
Quebec Province 0.165% 11/27/12	5,000,000	4,997,834
Toronto Dominion Holding USA 0.22% 2/22/13	1,930,000	1,928,668
University of Chicago 0.17% 10/16/12	2,500,000	2,499,825

		17,566,327

	Number of Shares
Money Market Mutual Fund–0.08%
Dreyfus Treasury & Agency Cash Management Fund	296,197	296,197

		296,197

Total Short-Term Investments (Cost $20,863,016)		20,862,604

TOTAL VALUE OF SECURITIES–102.97% (Cost $323,134,421)	364,655,424
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.97%)	(10,526,789)

NET ASSETS APPLICABLE TO 24,191,992 SHARES OUTSTANDING–100.00%	$354,128,635

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2012, the aggregate value of Rule 144A securities was $37,063,521, which represented 10.47% of the Fund’s net assets. See Note 4 in “Notes.”
Δ	Securities have been classified by country of origin.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of September 30, 2012. Interest rates reset periodically.
«	Includes foreign currency valued at $2,049,283 with a cost of $2,043,786.

LVIP Delaware Foundation® Conservative Allocation Fund—22

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

@	Illiquid security. At September 30, 2012, the aggregate value of illiquid securities was 1,041,050, which represented 0.29% of the Fund’s net assets. See Note 4 in “Notes.”
¿	Pass Through Agreement. Security represents the contractual right to receive a proporationate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2012, the aggregate value of the fair valued securities was $352,329, which represented 0.10% of the Fund’s net assets. See Note 1 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2012.
×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
‡	Non income producing security. Security is currently in default.
¥	Fully or partially pledged as collateral for futures contracts.
f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2012.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(2,035,413)	USD	2,115,322	11/6/12	$11,140
BAML	BRL	597,986	USD	(292,915)	11/6/12	539
BAML	COP	716,440,000	USD	(397,470)	11/6/12	(1,640)
BAML	EUR	(1,969,979)	USD	2,535,028	11/6/12	2,492
BAML	HUF	(571,525,900)	USD	2,563,816	11/6/12	2,481
BAML	JPY	(89,905,140)	USD	1,157,304	11/6/12	4,517
BAML	MXN	(11,748,259)	USD	911,170	11/6/12	2,336
BAML	NOK	(4,638,908)	USD	807,947	11/6/12	(556)
BAML	PHP	13,318,720	USD	(319,394)	11/6/12	(90)
BAML	TRY	962,442	USD	(535,642)	11/6/12	(3,092)
BAML	ZAR	(5,280,832)	USD	642,500	11/6/12	11,516
CITI	CLP	204,766,000	USD	(433,734)	11/6/12	(948)
CITI	EUR	(441,553)	USD	568,200	11/6/12	555
CITI	IDR	5,103,270,000	USD	(529,605)	11/6/12	856
CITI	JPY	42,908,859	USD	(552,693)	11/6/12	(2,504)
CITI	RUB	27,428,380	USD	(876,726)	11/6/12	(3,305)
GSC	BRL	2,459,878	USD	(1,205,232)	11/6/12	1,924
GSC	GBP	(603,139)	USD	977,851	11/6/12	3,959
GSC	NOK	(1,162,560)	USD	202,434	11/6/12	(185)
HSBC	AUD	(1,160,342)	USD	1,208,166	11/6/12	8,620
HSBC	CAD	282,458	USD	(287,685)	11/6/12	(636)
HSBC	EUR	(497,351)	USD	640,526	11/6/12	1,149
HSBC	GBP	455,287	USD	(738,284)	11/6/12	(3,130)
HSBC	JPY	100,261,967	USD	(1,292,069)	11/6/12	(6,485)
HSBC	PHP	13,318,720	USD	(318,439)	11/6/12	863
HSBC	RUB	13,102,100	USD	(420,040)	11/6/12	(2,821)
HSBC	TRY	526,640	USD	(292,998)	11/6/12	(1,590)
JPMC	AUD	(300,186)	USD	311,894	11/6/12	1,565

LVIP Delaware Foundation® Conservative Allocation Fund—23

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts (continued)

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
JPMC	BRL	1,207,000	USD	(591,464)	11/6/12	$858
JPMC	CAD	(309,507)	USD	314,444	11/6/12	(94)
JPMC	CLP	203,046,000	USD	(429,500)	11/6/12	(349)
JPMC	EUR	449,881	USD	(578,322)	11/6/12	29
JPMC	GBP	(273,584)	USD	442,877	11/6/12	1,120
JPMC	NOK	(7,424,359)	USD	1,293,375	11/6/12	(597)
MNB	GBP	(93,504)	USD	150,729	10/3/12	(268)
MNB	JPY	25,059,010	USD	(322,925)	10/3/12	(1,704)
MNB	TWD	(9,170,630)	USD	311,767	10/1/12	(872)
MSC	BRL	1,178,608	USD	(577,523)	11/6/12	866
MSC	EUR	(1,656,609)	USD	2,130,411	11/6/12	732
MSC	GBP	(215,599)	USD	349,407	11/6/12	1,278
MSC	JPY	19,221,228	USD	(247,476)	11/6/12	(1,017)
MSC	NOK	(7,363,013)	USD	1,282,464	11/6/12	(816)
MSC	PHP	13,313,600	USD	(318,423)	11/6/12	756
MSC	RUB	38,181,920	USD	(1,220,767)	11/6/12	(4,914)

						$22,538

Futures Contracts

				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
(15) EURO-O.A.T	$(2,601,313)	$(2,581,987)	12/7/12	$19,326
29 Long Gilt	5,537,506	5,648,888	1/1/13	111,382
99 U.S. Treasury 5 yr Notes	12,303,680	12,338,648	1/5/13	34,968
92 U.S. Treasury 10 yr Notes	12,197,497	12,280,563	12/20/12	83,066
(62) U.S. Treasury Long Bonds	(9,091,927)	(9,261,250)	1/1/13	(169,323)

	$18,345,443			$79,419

LVIP Delaware Foundation® Conservative Allocation Fund—24

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

Swap Contracts

CDS Contracts

				Annual		Unrealized
				Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value[2]		Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX.NA.HY.18		331,650	5.00%	6/20/17	$(3,521)
BAML	Republic of France 5 yr CDS		512,000	0.25%	9/20/17	(16,975)
JPMC	CDX.NA.HY.18		386,100	5.00%	6/20/17	(4,340)
JPMC	ITRAXX Europe Crossover 18.1 5 yr CDS	EUR	2,505,000	5.00%	12/20/17	37,032
JPMC	Republic of France 5 yr CDS		444,000	0.25%	9/20/17	(14,910)
MSC	CDX.NA.HY.18		326,700	5.00%	6/20/17	(3,468)
	ITRAXX Europe Subordinate Financials
MSC	18.1 5 yr CDS	EUR	4,415,000	5.00%	12/20/17	(3,638)
	Kingdom of Belgium
MSC	5 yr CDS		1,096,000	1.00%	12/20/16	(90,162)
MSC	5 yr CDS		334,000	1.00%	3/20/17	(29,926)
MSC	5 yr CDS		338,000	1.00%	6/20/17	(22,218)
	Kingdom of Spain
MSC	5 yr CDS		2,239,000	1.00%	6/20/16	81,260
MSC	5 yr CDS		840,000	1.00%	3/20/17	4,598
MSC	5 yr CDS		350,000	1.00%	6/20/17	(12,323)
	Republic of France
MSC	5 yr CDS		1,633,000	0.25%	9/20/16	(57,327)
MSC	5 yr CDS		648,000	0.25%	12/20/16	(27,540)
MSC	5 yr CDS		902,000	0.25%	6/20/17	(39,846)

Total						$(203,304)

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”
[2]	Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:

ADR–American Depositary Receipt

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BRL–Brazilian Real

CAD–Canadian Dollar

CDS–Credit Default Swap

CITI–Citigroup Global Markets

CLP–Chilean Peso

COP–Colombian Peso

EUR–European Monetary Unit

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

GSMPS–Goldman Sachs Reperforming Mortgage Securities

HSBC–Hong Kong Shanghai Bank

HUF–Hungarian Forint

HY–High Yield

IDR–Indonesian Rupiah

JPMC–JPMorgan Chase Bank

LVIP Delaware Foundation® Conservative Allocation Fund—25

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

JPY–Japanese Yen

KRW–South Korean Won

MASTR–Mortgage Asset Securitization Transactions, Inc.

MNB–Mellon National Bank

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

NCUA–National Credit Union Administration

NOK–Norwegian Krone

NVDR–Non-Voting Depositary Receipt

O.A.T–Obligations Assimilables du Tresor

PHP–Philippine Peso

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

RUB–Russian Ruble

S.F.–Single Family

TBA–To be announced

TRY–Turkish Lira

TWD–Taiwan Dollar

USD–United States Dollar

yr–Year

ZAR–South African Rand

LVIP Delaware Foundation® Conservative Allocation Fund—26

LVIP Delaware Foundation® Conservative Allocation Fund

Notes (Unaudited)

September 30, 2012

The following accounting policies are in accordance with U.S. generally accepted accountingprinciples (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Foundation® Conservative Allocation Fund (Fund).

1. Significant Accounting Policies

Security Valuation–Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Delaware Foundation® Conservative Allocation Fund—27

LVIP Delaware Foundation® Conservative Allocation Fund

Notes (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$324,883,971

Aggregate unrealized appreciation	$46,726,960
Aggregate unrealized depreciation	(6,955,507)

Net unrealized appreciation	$39,771,453

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $2,959,916 may be carried forward and applied against future capital gains. Such capital loss carryforwards if not utilized in future years, will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may

LVIP Delaware Foundation® Conservative Allocation Fund—28

LVIP Delaware Foundation® Conservative Allocation Fund

Notes (continued)

2. Investments (continued)

also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$36,312,342	$638,314	$36,950,656
Common Stock	119,571,901	110,059	352,329	120,034,289
Corporate Debt	82,705	130,999,855	1,041,050	132,123,610
Foreign Debt	—	29,259,604	—	29,259,604
Investment Companies	18,074,206	—	—	18,074,206
Municipal Bonds	—	602,064	—	602,064
U.S. Treasury Obligations	—	4,719,425	—	4,719,425
Short-Term Investments	296,197	20,566,407	—	20,862,604
Other	1,190,164	834,358	—	2,024,522
Option Purchased	—	4,444	—	4,444

Total	$139,215,173	$223,408,558	$2,031,693	$364,655,424

Foreign Currency Exchange Contracts	$—	$22,538	$—	$22,538

Futures Contracts	$74,419	$—	$—	$74,419

Swap Contracts	$—	$(203,304)	$—	$(203,304)

A reconciliation of Level 3 investments is not presented because Level 3 investments were not considered material at the beginning, interim or end of the period in relation to net assets.

During the period ended September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as

LVIP Delaware Foundation® Conservative Allocation Fund—29

LVIP Delaware Foundation® Conservative Allocation Fund

Notes (continued)

3. Derivatives (continued)

“variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is mimimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the period ended September 30, 2012, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the period ended September 30, 2012 for the Fund were as follows:

	Number of
	contracts	Premiums
Options outstanding at December 31, 2011	24	$25,678
Options written	316	210,965
Options expired	(53)	(60,160)
Options terminated in closing purchase	(287)	(176,483)

Options outstanding at September 30, 2012	—	$—

Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended September 30, 2012, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At September 30, 2012, net unrealized depreciation of CDS contracts was $203,304. If a credit event had occurred for all open swap transactions where collateral posting was required as of September 30, 2012, the Fund would have received EUR 6,920,000 and USD 10,380,450 less the value of the contracts’ related reference obligations. The Fund posted $700,000 as collateral for certain open derivatives. The Fund received $130,000 in securities collateral for open swap contracts.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller

LVIP Delaware Foundation® Conservative Allocation Fund—30

LVIP Delaware Foundation® Conservative Allocation Fund

Notes (continued)

3. Derivatives (continued)

of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there are generally no organized markets for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investor Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to illiquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Delaware Foundation® Conservative Allocation Fund—31

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK–49.91%
U.S. MARKETS–32.05%
Aerospace & Defense–1.01%
†Esterline Technologies	685	$38,456
Honeywell International	1,440	86,040
†KEYW Holding	1,965	24,563
Lockheed Martin	580	54,160
Northrop Grumman	4,000	265,720
Raytheon	4,400	251,504
Rockwell Collins	410	21,992
Triumph Group	1,025	64,093
United Technologies	1,520	119,001

		925,529

Air Freight & Logistics–0.09%
FedEx	510	43,156
†Hub Group Class A	1,210	35,913

		79,069

Auto Components–0.09%
†Borg Warner	340	23,497
Cooper Tire & Rubber	1,430	27,427
†Tenneco	1,040	29,120

		80,044

Automobiles–0.08%
Ford Motor	7,470	73,654

		73,654

Beverages–0.22%
Coca-Cola	1,700	64,481
PepsiCo	1,880	133,048

		197,529

Biotechnology–0.38%
†Acorda Therapeutics	1,055	27,019
†Celgene	970	74,108
†Cepheid	420	14,494
†Gilead Sciences	1,670	110,771
†Incyte	1,285	23,194
†InterMune	1,640	14,711
†Spectrum Pharmaceuticals	2,475	28,958
†Vertex Pharmaceuticals	950	53,152

		346,407

Building Products–0.03%
AAON	1,405	27,664

		27,664

Capital Markets–0.55%
Ameriprise Financial	1,030	58,391
Bank of New York Mellon	11,700	264,654
BlackRock	400	71,320
†Piper Jaffray	895	22,778
State Street	1,410	59,164

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Capital Markets (continued)
†Walter Investment Management	755	$27,943

		504,250

Chemicals–0.55%
Celanese Class A	1,320	50,041
duPont (E.I.) deNemours	6,530	328,263
Eastman Chemical	990	56,440
Innophos Holdings	525	25,457
Koppers Holdings	630	22,006
†TPC Group.	505	20,609

		502,816

Commercial Banks–0.52%
†BBCN Bancorp	1,840	23,202
†Capital Bank Financial	1,005	18,090
Cardinal Financial	2,140	30,602
City Holding	810	29,030
Home Bancshares	695	23,693
Independent Bank	945	28,435
Park National	455	31,859
Prosperity Bancshares	770	32,817
Susquehanna Bancshares	2,875	30,073
†Texas Capital Bancshares	490	24,358
Trustmark	900	21,906
Webster Financial	1,465	34,721
Wells Fargo	4,350	150,206

		478,992

Commercial Services & Supplies–0.42%
McGrath RentCorp	710	18,524
Republic Services	1,250	34,388
†Tetra Tech	985	25,866
United Stationers	1,205	31,354
US Ecology	1,435	30,967
Waste Management	7,700	247,016

		388,115

Communications Equipment–1.41%
Adtran	1,075	18,576
Cisco Systems	15,870	302,958
Motorola Solutions	5,228	264,275
†NETGEAR	725	27,652
Plantronics	695	24,554
†Polycom	8,075	79,700
QUALCOMM	8,900	556,161
†ViaSat	555	20,746

		1,294,622

Computers & Peripherals–1.41%
Apple	1,750	1,167,705
†EMC	3,860	105,262

LVIP Delaware Foundation® Moderate Allocation Fund—1

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Computers & Peripherals (continued)
†Synaptics	815	$19,576

		1,292,543

Construction & Engineering–0.13%
Fluor	690	38,833
Granite Construction	885	25,417
†MYR Group	1,400	27,930
URS	830	29,307

		121,487

Consumer Finance–0.07%
Capital One Financial	1,190	67,842

		67,842

Containers & Packaging–0.03%
Boise	3,190	27,944

		27,944

Diversified Consumer Services–0.09%
†Apollo Group Class A	2,850	82,793

		82,793

Diversified Financial Services–0.73%
CME Group	3,050	174,765
†IntercontinentalExchange	2,665	355,538
JPMorgan Chase	3,490	141,275

		671,578

Diversified Telecommunication Services–0.76%
AT&T	11,300	426,010
Atlantic Tele-Network	465	19,986
†=Century Communications Tracking	5,000	0
Verizon Communications	5,500	250,635

		696,631

Electric Utilities–0.38%
Cleco	850	35,683
Edison International	6,270	286,476
UIL Holdings	615	22,054

		344,213

Electrical Equipment–0.06%
Acuity Brands	830	52,531

		52,531

Electronic Equipment, Instruments & Components–0.09%
Anixter International	490	28,155
†FARO Technologies	905	37,395
†Rofin-Sinar Technologies	1,020	20,125

		85,675

Energy Equipment & Services–0.68%
Baker Hughes	560	25,329
Bristow Group	760	38,418

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Energy Equipment & Services (continued)
†C&J Energy Services	1,035	$20,596
Halliburton	8,500	286,365
†Key Energy Services	3,070	21,490
Lufkin Industries	485	26,103
National Oilwell Varco	490	39,254
†Pioneer Energy Services	3,230	25,162
†RigNet	1,245	23,033
Schlumberger	1,670	120,791

		626,541

Food & Staples Retailing–1.01%
Casey’s General Stores	755	43,141
CVS Caremark	7,650	370,413
Safeway	14,100	226,869
†Susser Holdings	975	35,266
Walgreen	6,825	248,703

		924,392

Food Products–0.81%
Archer-Daniels-Midland	14,080	382,694
General Mills	1,750	69,738
J&J Snack Foods	510	29,238
†Kraft Foods	6,400	264,640

		746,310

Gas Utilities–0.04%
AGL Resources	980	40,092

		40,092

Health Care Equipment & Supplies–0.55%
†Align Technology	1,255	46,397
Baxter International	4,600	277,196
Conmed	1,055	30,068
CryoLife	2,600	17,472
†Haemonetics	465	37,293
†Merit Medical Systems	2,255	33,667
†Quidel	1,770	33,506
West Pharmaceutical Services	630	33,434

		509,033

Health Care Providers & Services–0.92%
†Air Methods	420	50,135
Cardinal Health	6,900	268,893
†Cross Country Healthcare	2,470	11,658
†Express Scripts Holding	1,750	109,673
Quest Diagnostics	4,200	266,406
UnitedHealth Group	2,100	116,361
†WellCare Health Plans	330	18,662

		841,788

LVIP Delaware Foundation® Moderate Allocation Fund—2

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Technology–0.02%
†Greenway Medical Technologies	1,105	$18,896

		18,896

Hotels, Restaurants & Leisure–0.43%
†AFC Enterprises	1,685	41,451
†Bally Technologies	380	18,768
†Buffalo Wild Wings	315	27,008
CEC Entertainment	715	21,536
Cheesecake Factory	725	25,919
†Jack in the Box	1,245	34,997
McDonald’s	1,250	114,688
†Shuffle Master	2,485	39,288
Starbucks	1,070	54,302
Starwood Hotels & Resorts Worldwide	275	15,939

		393,896

Household Durables–0.63%
Jarden	1,540	81,374
Kimberly-Clark	3,960	339,689
Procter & Gamble	2,270	157,447

		578,510

Independent Power Producers & Energy Traders–0.00%
†=Calpine	200	0

		—

Industrial Conglomerates–0.13%
General Electric	5,140	116,729

		116,729

Insurance–1.49%
AFLAC	1,430	68,468
Allstate	6,600	261,426
American Equity Investment Life Holding	2,880	33,494
†AMERISAFE	645	17,505
Marsh & McLennan	7,600	257,868
Primerica	945	27,065
ProAssurance	260	23,514
Progressive	12,750	264,435
Prudential Financial	1,350	73,589
Travelers	5,000	341,300

		1,368,664

Internet & Catalog Retail–0.61%
†Liberty Interactive Class A	13,525	250,213
†priceline.com	465	287,709
†Shutterfly	790	24,585

		562,507

Internet Software & Services–1.29%
†Brightcove	1,765	20,615
†comScore	980	14,945

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Internet Software & Services (continued)
†ExactTarget	715	$17,317
†Google Class A	712	537,204
j2 Global	1,175	38,564
†Liquidity Services	560	28,118
†LogMeIn	1,205	27,028
†OpenTable	440	18,304
†QuinStreet	1,425	11,956
†Trulia	235	5,034
†ValueClick	1,575	27,074
†VeriSign	5,225	254,405
†Vocus	1,575	31,595
†Yahoo	9,700	154,958

		1,187,117

IT Services–1.57%
Accenture Class A	1,190	83,336
†Cognizant Technology Solutions Class A	1,070	74,814
†EPAM Systems	820	15,531
†ExlService Holdings	625	18,438
International Business Machines	380	78,831
†InterXion Holding	1,380	31,354
MasterCard Class A	900	406,332
Syntel	375	23,404
†TeleTech Holdings	1,700	28,985
†Teradata	3,225	243,197
Visa Class A	3,225	433,053

		1,437,275

Life Sciences Tools & Services–0.09%
Thermo Fisher Scientific	1,410	82,950

		82,950

Machinery–0.54%
Barnes Group	1,290	32,263
Caterpillar	2,405	206,926
†Chart Industries	525	38,771
†Columbus McKinnon	1,465	22,136
Cummins	370	34,118
Deere	990	81,665
Eaton	600	28,356
ESCO Technologies	730	28,360
†Kadant	1,135	26,321

		498,916

Media–0.60%
Cinemark Holdings	1,170	26,243
Comcast Class A	7,500	268,275
Comcast Special Class A	3,620	125,976
National CineMedia	1,540	25,210
Regal Entertainment Group Class A	1,260	17,728

LVIP Delaware Foundation® Moderate Allocation Fund—3

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Media (continued)
Viacom Class B	1,640	$87,888

		551,320

Metals & Mining–0.14%
Allegheny Technologies	1,550	49,445
†Coeur d’Alene Mines	1,040	29,983
Kaiser Aluminum	350	20,436
Materion	100	2,380
†US Silica Holdings	1,955	26,510

		128,754

Multiline Retail–0.26%
Macy’s	1,950	73,359
Nordstrom	1,460	80,563
Target	1,270	80,607

		234,529

Multi-Utilities–0.13%
MDU Resources Group	2,100	46,284
NorthWestern	630	22,825
OGE Energy	940	52,132

		121,241

Office Electronics–0.27%
Xerox	33,500	245,890

		245,890

Oil, Gas & Consumable Fuels–2.74%
Berry Petroleum Class A	700	28,441
†Bonanza Creek Energy	1,005	23,678
†Carrizo Oil & Gas	1,140	28,511
Chevron	3,760	438,266
ConocoPhillips	4,500	257,310
EOG Resources	4,115	461,086
Exxon Mobil	1,890	172,841
Hess	990	53,183
Kinder Morgan	9,873	350,689
Marathon Oil	10,200	301,614
†Newfield Exploration	850	26,622
Occidental Petroleum	590	50,775
†Rosetta Resources	725	34,728
†Swift Energy	1,080	22,550
Williams	7,500	262,275

		2,512,569

Paper & Forest Products–0.09%
Buckeye Technologies	720	23,083
International Paper	1,690	61,381

		84,464

Personal Products–0.30%
Avon Products	15,800	252,010

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Personal Products (continued)
†Prestige Brands Holdings	1,250	$21,200

		273,210

Pharmaceuticals–1.98%
Abbott Laboratories	1,590	109,010
Allergan	3,975	364,031
Johnson & Johnson	4,060	279,775
Merck	9,500	428,450
Perrigo	1,500	174,255
Pfizer	18,493	459,551

		1,815,072

Professional Services–0.17%
†CRA International	780	13,478
†FTI Consulting	760	20,277
†Kforce	2,310	27,235
Manpower	670	24,656
†RPX	1,100	12,331
Towers Watson Class A	870	46,154
†WageWorks	475	8,289

		152,420

Real Estate Investment Trusts–1.86%
Acadia Realty Trust	150	3,723
Apartment Investment & Management	650	16,894
AvalonBay Communities	375	50,996
Boston Properties	700	77,427
Brandywine Realty Trust	1,250	15,238
BRE Properties	225	10,550
Camden Property Trust	500	32,245
CBL & Associates Properties	675	14,404
Colonial Properties Trust	550	11,578
Corporate Office Properties Trust	300	7,191
DCT Industrial Trust	6,010	38,885
DDR	1,750	26,880
Digital Realty Trust	275	19,209
Douglas Emmett	450	10,382
Duke Realty	450	6,615
DuPont Fabros Technology	1,220	30,805
EastGroup Properties	1,015	53,998
Education Realty Trust	1,450	15,805
Entertainment Properties Trust	730	32,434
Equity Lifestyle Properties	250	17,030
Equity Residential	1,075	61,845
Essex Property Trust	150	22,236
Extra Space Storage	350	11,638
Federal Realty Investment Trust	250	26,325
†First Industrial Realty Trust	575	7,556
General Growth Properties	1,775	34,577
HCP	1,425	63,384
Health Care REIT	600	34,650
Healthcare Realty Trust	750	17,288

LVIP Delaware Foundation® Moderate Allocation Fund—4

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Host Hotels & Resorts	6,240	$100,152
Kilroy Realty	500	22,390
Kimco Realty	1,275	25,844
LaSalle Hotel Properties	1,505	40,168
Lexington Realty Trust	1,250	12,075
Liberty Property Trust	925	33,522
Macerich	800	45,784
National Retail Properties	1,910	58,255
ProLogis	1,325	46,415
PS Business Parks	250	16,705
Public Storage	475	66,106
Ramco-Gershenson Properties Trust	750	9,398
Rayonier	250	12,252
Regency Centers	575	28,020
Simon Property Group	1,150	174,582
SL Green Realty	450	36,032
Sovran Self Storage	800	46,280
†Strategic Hotels & Resorts	1,225	7,362
†Sunstone Hotel Investors	1,125	12,375
Tanger Factory Outlet Centers	550	17,782
Taubman Centers	125	9,591
UDR	725	17,994
Ventas	875	54,469
Vornado Realty Trust	475	38,499

		1,703,840

Road & Rail–0.17%
†Genesee & Wyoming	380	25,407
Hunt (J.B.) Transport Services	730	37,989
Union Pacific	770	91,399

		154,795

Semiconductors & Semiconductor Equipment–0.54%
†Amkor Technology	4,090	17,996
†Applied Micro Circuits	3,680	18,621
Avago Technologies	1,150	40,095
†Cirrus Logic	705	27,065
Intel	12,700	288,036
†IXYS	2,345	23,262
†Semtech	1,205	30,306
Texas Instruments	1,790	49,315

		494,696

Software–1.28%
†Adobe Systems	8,500	275,910
†BMC Software	7,150	296,654
†Citrix Systems	410	31,394
Intuit	5,375	316,480
Microsoft	6,160	183,445
†Nuance Communications	1,330	33,104

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Software (continued)
†SS&C Technologies Holdings	1,395	$35,168

		1,172,155

Specialty Retail–0.57%
DSW Class A	970	64,718
†Express	1,120	16,598
†Jos. A Bank Clothiers	817	39,608
Lowe’s	8,800	266,112
Staples	11,875	136,800

		523,836

Textiles, Apparel & Luxury Goods–0.40%
†G-III Apparel Group	850	30,515
†Iconix Brand Group	1,970	35,933
Jones Group	850	10,940
†Madden (Steven)	1,072	46,868
NIKE Class B	2,250	213,548
†Perry Ellis International	1,505	33,185

		370,989

Thrift & Mortgage Finance–0.06%
Dime Community Bancshares	1,840	26,570
Flushing Financial	1,825	28,835

		55,405

Trading Companies & Distributors–0.07%
Applied Industrial Technologies	1,125	46,609
†Titan Machinery	1,035	20,990

		67,599

Wireless Telecommunication Services–0.51%
†Crown Castle International	7,000	448,700
NTELOS Holdings	890	15,459

		464,159

Total U.S. Markets (Cost $21,053,759)		29,402,487

§DEVELOPED MARKETS–10.78%
Air Freight & Logistics–0.27%
Deutsche Post	12,892	251,816

		251,816

Auto Components–0.12%
Sumitomo Rubber Industries	9,075	107,832

		107,832

Automobiles–0.50%
Bayerische Motoren Werke	1,955	142,973
Toyota Motor	8,100	315,632

		458,605

Beverages–0.44%
Carlsberg Class B	2,245	198,909

LVIP Delaware Foundation® Moderate Allocation Fund—5

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Beverages (continued)
Coca-Cola Amatil	14,739	$207,366

		406,275

Biotechnology–0.05%
†Alkermes	2,410	50,008

		50,008

Building Products–0.09%
Cie de Saint-Gobain	2,429	85,323

		85,323

Chemicals–0.34%
Israel Chemicals	5,300	64,255
Syngenta ADR	3,275	245,134

		309,389

Commercial Banks–0.81%
Mitsubishi UFJ Financial Group	56,400	264,595
Nordea Bank	27,307	270,088
Standard Chartered	9,167	207,253

		741,936

Construction Materials–0.12%
Lafarge	2,059	110,890

		110,890

Containers & Packaging–0.35%
Rexam	45,150	317,097

		317,097

Electrical Equipment–0.22%
Alstom	5,674	198,945

		198,945

Energy Equipment & Services–0.52%
†Noble	1,550	55,459
Subsea 7	10,107	233,221
Transocean	4,300	193,027

		481,707

Food & Staples Retailing–0.44%
Greggs	19,024	154,224
Tesco	45,871	245,936

		400,160

Food Products–0.35%
†Aryzta	6,767	324,517

		324,517

Household Durables–0.25%
Techtronic Industries	124,500	227,029

		227,029

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Industrial Conglomerates–0.07%
Koninklijke Philips Electronics	2,798	$65,278

		65,278

Insurance–0.26%
Alterra Capital Holdings	1,380	33,037
AXA	13,754	204,848

		237,885

IT Services–0.39%
†CGI Group Class A	13,259	356,037

		356,037

Life Sciences Tools & Services–0.03%
†ICON ADR	1,190	29,000

		29,000

Media–0.16%
Publicis Groupe	2,549	142,652

		142,652

Metals & Mining–0.83%
Anglo American ADR	2,800	41,077
†AuRico Gold	26,666	187,420
Rio Tinto	3,654	170,239
Yamana Gold	18,884	360,720

		759,456

Multiline Retail–0.48%
Don Quijote	6,300	242,665
PPR	1,297	199,005

		441,670

Multi-Utilities–0.19%
National Grid	16,001	176,487

		176,487

Oil, Gas & Consumable Fuels–0.30%
Total	5,503	272,965

		272,965

Pharmaceuticals–1.47%
Meda Class A	8,032	81,278
Novartis	4,438	271,579
Novo Nordisk ADR	1,900	299,839
Sanofi	3,303	281,624
Teva Pharmaceutical Industries ADR	10,100	418,241

		1,352,561

Professional Services–0.33%
Teleperformance	10,529	301,590

		301,590

LVIP Delaware Foundation® Moderate Allocation Fund—6

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Road & Rail–0.29%
East Japan Railway	3,966	$262,824

		262,824

Specialty Retail–0.16%
Nitori Holdings	1,570	145,901

		145,901

Textiles, Apparel & Luxury Goods–0.29%
Yue Yuen Industrial Holdings	79,000	265,908

		265,908

Trading Companies & Distributors–0.24%
ITOCHU	22,114	224,216

		224,216

Wireless Telecommunication Services–0.42%
KDDI	2,100	163,122
Vodafone Group	51,593	146,431
Vodafone Group ADR	2,570	73,232

		382,785

Total Developed Markets (Cost $8,162,219)		9,888,744

×EMERGING MARKETS–7.08%
Airlines–0.07%
†Gol Linhas Aereas Inteligentes ADR	11,000	63,140

		63,140

Automobiles–0.13%
Hyundai Motor	219	49,555
Mahindra & Mahindra	4,109	67,153

		116,708

Beverages–0.28%
Fomento Economico Mexicano ADR	900	82,782
Lotte Chilsung Beverage	67	82,963
Tsingtao Brewery	7,305	40,321
United Spirits	2,125	48,842

		254,908

Building Products–0.11%
KCC	390	102,081

		102,081

Chemicals–0.06%
Braskem ADR	4,100	57,851

		57,851

Commercial Banks–0.93%
Banco Santander Brasil ADR	9,100	67,067
Bangkok Bank	10,230	64,404
China Construction Bank	92,028	63,850

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Commercial Banks (continued)
†Grupo Financiero Santander Mexico
Class B ADR	3,700	$50,690
ICICI Bank ADR	1,800	72,252
Industrial & Commercial Bank of China	151,406	89,427
Itau Unibanco Holding ADR	5,200	79,456
KB Financial Group ADR	4,278	150,971
=Sberbank	40,668	118,600
Standard Bank Group	7,394	93,840

		850,557

Construction & Engineering–0.05%
†Empresas ICA ADR	5,700	44,118

		44,118

Construction Materials–0.22%
†Cemex ADR	9,452	78,735
Siam Cement	3,000	33,977
Siam Cement NDVR	2,300	26,049
Ultratech Cement	1,608	59,805

		198,566

Diversified Financial Services–0.05%
Remgro	2,822	49,249

		49,249

Diversified Telecommunication Services–0.46%
China Telecom	126,000	72,797
China Unicom Hong Kong ADR	6,500	106,015
Chunghwa Telecom ADR	2,003	63,595
KT ADR	6,700	104,788
Telefonica Brasil ADR	3,380	73,481

		420,676

Electronic Equipment, Instruments & Components–0.22%
Hon Hai Precision Industry	48,162	151,057
†LG Display ADR	4,300	54,051

		205,108

Food & Staples Retailing–0.15%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,600	72,176
Wal-Mart de Mexico Series V	21,724	61,176

		133,352

Food Products–0.34%
Brasil Foods ADR	6,540	113,142
China Mengniu Dairy	28,000	83,774
Lotte Confectionery	46	64,105
Tingyi Cayman Islands Holding	18,000	54,203

		315,224

LVIP Delaware Foundation® Moderate Allocation Fund—7

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Insurance–0.07%
Samsung Life Insurance	754	$65,064

		65,064

Internet & Catalog Retail–0.14%
Hyundai Home Shopping Network	1,182	127,363

		127,363

Internet Software & Services–0.21%
†Baidu ADR	600	70,092
†Sina	1,000	64,680
†Sohu.com	1,400	58,926

		193,698

IT Services–0.02%
†WNS Holdings ADR	1,830	18,739

		18,739

Machinery–0.05%
United Tractors	23,031	49,816

		49,816

Media–0.14%
Grupo Televisa ADR	5,500	129,305

		129,305

Metals & Mining–0.33%
Anglo American Platinum	951	48,904
†ArcelorMittal South Africa	5,845	28,793
Gerdau	4,200	33,008
Gerdau ADR	3,100	29,481
Impala Platinum Holdings	2,383	39,798
Vale ADR	7,000	125,300

		305,284

Oil, Gas & Consumable Fuels–1.47%
†Cairn India	12,000	75,082
China Petroleum & Chemical	41,500	38,748
CNOOC ADR	400	81,092
Gazprom ADR	15,200	152,456
LUKOIL ADR	1,500	92,310
PetroChina ADR	500	64,580
Petroleo Brasileiro ADR	12,100	277,574
†Polski Koncern Naftowy Orlen	3,047	43,278
PTT	6,124	65,384
#Reliance Industries GDR 144A	8,400	264,432
†Rosneft GDR	10,100	67,872
Sasol ADR	1,400	62,412
Tambang Batubara Bukit Asam Persero	37,000	62,633

		1,347,853

Paper & Forest Products–0.09%
†Fibria Celulose ADR	8,331	77,812

		77,812

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Personal Products–0.08%
†Hypermarcas	10,400	$75,629

		75,629

Real Estate Management & Development–0.08%
#†=Etalon Group GDR 144A	3,000	18,840
†UEM Land Holdings	101,700	55,899

		74,739

Road & Rail–0.03%
All America Latina Logistica	6,914	28,414

		28,414

Semiconductors & Semiconductor Equipment–0.58%
Samsung Electronics	302	365,002
Taiwan Semiconductor Manufacturing	18,204	55,730
Taiwan Semiconductor Manufacturing ADR	4,100	64,862
United Microelectronics	111,600	46,416

		532,010

Transportation Infrastructure–0.05%
Santos Brasil Participacoes	3,200	45,467

		45,467

Wireless Telecommunication Services–0.67%
America Movil ADR	2,700	68,688
China Mobile ADR	1,600	88,576
Mobile Telesystems ADR	2,500	43,800
MTN Group	3,034	58,402
SK Telecom GDR	15,800	229,732
†Turkcell Iletisim Hizmetleri ADR	3,800	57,532
Vodacom Group	5,551	68,095

		614,825

Total Emerging Markets (Cost $5,882,920)		6,497,556

Total Common Stock (Cost $35,098,898)		45,788,787

CONVERTIBLE PREFERRED STOCK–0.13%
Apache 6.00% exercise price $ 109.12, expiration date 8/1/13	300	14,595
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49	318	18,225
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	6	6,530
#Chesapeake Energy 144A 5.75% exercise price $27.90, expiration date 12/31/49	7	6,484

LVIP Delaware Foundation® Moderate Allocation Fund—8

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
CONVERTIBLE PREFERRED STOCK (continued)
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49	23	$25,119
PPL 9.50% exercise price $28.80, expiration date 7/1/13	450	24,282
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	89	9,706
†Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	15	18,570

Total Convertible Preferred Stock (Cost $124,751)		123,511

EXCHANGE-TRADED FUNDS–7.50%
iShares Dow Jones US Real Estate Index Fund	125	8,049
iShares MSCI EAFE Growth Index Fund	61,525	3,474,932
iShares MSCI EAFE Index Fund	24,840	1,316,520
Vanguard MSCI EAFE	63,210	2,077,713

Total Exchange-Traded Funds (Cost $6,037,230)		6,877,214

PREFERRED STOCK–0.34%
Alabama Power 5.625%	1,650	42,884
BB&T 5.85%	1,350	35,154
•PNC Financial Services Group 8.25%	125,000	130,369
•U.S. Bancorp 6.50%	1,600	46,560
Wells Fargo 5.20%	2,200	55,440

Total Preferred Stock (Cost $293,911)		310,407

	Principal
	Amount°
AGENCY ASSET-BACKED SECURITY–0.00%
•Fannie Mae REMIC Trust Series 2002-W11 AV1 0.557% 11/25/32	638	589

Total Agency Asset-Backed Security (Cost $638)		589

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.59%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	7,133	8,334
Series 2003-26 AT 5.00% 11/25/32	56,760	59,901
Series 2003-122 AJ 4.50% 2/25/28	2,954	2,989

	Principal	Value
	Amount°	(U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2010-41 PN 4.50% 4/25/40	40,000	$45,198
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44	11,741	13,461
Series 2004-W11 1A2 6.50% 5/25/44	12,901	14,666
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	5,600	6,462
Series 2326 ZQ 6.50% 6/15/31	25,938	29,792
Series 2557 WE 5.00% 1/15/18	23,725	25,378
Series 3173 PE 6.00% 4/15/35	92,139	96,448
Series 3656 PM 5.00% 4/15/40	70,000	78,997
Series 4065 DE 3.00% 6/15/32	5,000	5,187
tFreddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	15,648	18,269
GNMA Series 2010-113 KE 4.50% 9/20/40	95,000	108,713
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	30,000	32,250

Total Agency Collateralized Mortgage Obligations (Cost $515,853)		546,045

AGENCY MORTGAGE-BACKED SECURITIES–5.48%
Fannie Mae 6.50% 8/1/17	4,330	4,792
Fannie Mae ARM
•2.783% 4/1/36	4,437	4,751
•3.481% 11/1/35	4,302	4,631
•4.705% 3/1/38	6,046	6,463
•5.872% 8/1/37	7,576	8,251
Fannie Mae Relocation 30 yr 5.00% 11/1/34	5,767	6,234
Fannie Mae S.F. 15 yr
4.00% 11/1/25	111,000	120,668
5.00% 5/1/21	11,201	12,213
5.50% 4/1/23	12,940	14,123
Fannie Mae S.F. 15 yr TBA
2.50% 10/1/27	405,000	425,566
2.50% 11/1/27	120,000	125,831
3.00% 10/1/27	1,007,000	1,067,420
Fannie Mae S.F. 30 yr
5.00% 2/1/35	14,337	15,756
5.50% 2/1/37	42,935	47,138
5.50% 4/1/37	56,589	64,443
6.00% 8/1/36	4,372	4,839
6.00% 9/1/36	22,619	25,035
6.00% 9/7/36	89,186	98,711
6.00% 8/1/37	49,680	54,986
6.00% 4/1/38	112,511	124,282
6.00% 12/1/38	1,016	1,122

LVIP Delaware Foundation® Moderate Allocation Fund—9

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 4/1/40	28,361	$31,366
6.00% 2/1/41	109,968	122,644
6.50% 2/1/36	19,562	22,318
7.50% 6/1/31	9,221	11,311
Fannie Mae S.F. 30 yr TBA
3.50% 10/1/42	1,601,000	1,717,073
3.50% 11/1/42	150,000	160,477
Freddie Mac ARM
•2.582% 4/1/34	2,483	2,654
•2.76% 7/1/36	4,945	5,306
•5.804% 10/1/36	8,036	8,666
Freddie Mac S.F. 15 yr 5.00% 6/1/18	4,435	4,765
Freddie Mac S.F. 30 yr
5.50% 7/1/40	429,313	469,063
6.00% 8/1/38	83,437	92,713
6.00% 10/1/38	118,344	131,502
7.00% 11/1/33	4,405	5,208
GNMA I S.F. 30 yr 7.50% 1/15/32	2,313	2,837

Total Agency Mortgage-Backed Securities (Cost $4,963,716)		5,025,158

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.10%
BAML Commercial Mortgage
•Series 2005-1 A5 5.343% 11/10/42	30,000	32,999
Series 2006-4 A4 5.634% 7/10/46	10,000	11,528
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	25,000	28,159
•Series 2006-PW12 A4 5.894% 9/11/38	95,000	109,280
•Commercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44	115,000	127,712
•tCredit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.588% 2/15/39	9,418	9,836
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	70,000	74,947
Series 2005-GG4 A4A 4.751% 7/10/39	20,000	21,755
•Series 2006-GG6 A4 5.553% 4/10/38	20,000	22,717
#•Series 2011-GC3 C 144A 5.728% 3/10/44	100,000	109,109
JP Morgan Chase Commercial Mortgage Securities
•Series 2005-LDP3 A4A 4.936% 8/15/42	40,000	44,256

	Principal	Value
	Amount°	(U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities (continued)
•Series 2005-LDP4 A4 4.918% 10/1/42	35,000	$38,332
Lehman Brothers-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	30,000	31,447
•Morgan Stanley Capital I Series 2007-T27 A4 5.823% 6/13/42	115,000	136,017
Morgan Stanley Dean Witter Capital I Series 2003-TOP9 A2 4.74% 11/13/36	21,135	21,218
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	100,000	117,831
#WFRBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44	60,000	68,623

Total Commercial Mortgage-Backed Securities (Cost $866,345)		1,005,766

CONVERTIBLE BONDS–0.83%
AAR 1.75% exercise price $28.75, expiration date 1/1/26	13,000	13,033
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	24,000	24,510
#Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	15,000	10,228
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	22,000	21,670
Alere 3.00% exercise price $43.98, expiration date 5/15/16	17,000	16,139
Ares Capital 5.75% exercise price $ 19.13, expiration date 9/29/14	14,000	14,945
fArvinMeritor 4.00% exercise price $ 26.73, expiration date 2/15/27	32,000	23,980
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	12,000	11,175
Chesapeake Energy 2.25% exercise price $85.81, expiration date 9/29/14	15,000	12,159
Chesapeake Energy 2.50% exercise price $51.14, expiration date 9/29/14	10,000	9,031

LVIP Delaware Foundation® Moderate Allocation Fund—10

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CONVERTIBLE BONDS (continued)
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	15,000	$10,959
#Corporate Office Properties 4.25% exercise price $47.96, expiration date 9/29/14	27,000	27,304
Dendreon 2.875% exercise price $ 51.24, expiration date 1/13/16	10,000	6,694
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	15,000	15,019
fGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	16,000	17,200
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	21,000	23,428
fHologic 2.00% exercise price $ 31.17, expiration date 2/27/42	8,000	7,825
#Iconix Brand Group 144A 2.50% exercise price $30.75, expiration date 9/29/14	14,000	13,983
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	15,000	14,053
Intel 2.95% exercise price $29.96, expiration date 12/15/35	10,000	10,925
International Game Technology 3.25% exercise price $19.97, expiration date 5/1/14	22,000	23,086
Jefferies Group 3.875% exercise price $37.55, expiration date 11/1/29	30,000	29,063
L-3 Communications Holdings 3.00% exercise price $92.17, expiration date 8/1/35	18,000	18,135
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	32,000	30,640
#Lexington Realty Trust 144A 6.00% exercise price $6.93, expiration date 1/11/30	12,000	17,490
Linear Technology 3.00% exercise price $42.72, expiration date 5/1/27	21,000	21,853
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	37,000	36,491
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	23,000	23,963
Mylan 3.75% exercise price $ 13.32, expiration date 9/10/15	12,000	23,033

	Principal	Value
	Amount°	(U.S. $)
CONVERTIBLE BONDS (continued)
National Retail Properties 3.95% exercise price $23.51, expiration date 9/15/26	9,000	$11,723
#Nuance Communications 144A 2.75% exercise price $32.30, expiration date 11/1/31	8,000	9,285
NuVasive 2.25% exercise price $ 44.74, expiration date 3/15/13	18,000	17,955
NuVasive 2.75% exercise price $ 42.13, expiration date 6/30/17	23,000	22,066
#Owens-Brockway Glass Container 144A 3.00% exercise price $ 47.47, expiration date 5/28/15	37,000	36,445
Peabody Energy 4.75% exercise price $58.19, expiration date 12/15/41	3,000	2,543
PHH 4.00% exercise price $25.80, expiration date 9/1/14	31,000	33,751
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	9,000	8,949
#Ryman Hospitality Properties 144A 3.75% exercise price $ 27.25, expiration date 9/29/14	7,000	10,701
SanDisk 1.50% exercise price $ 52.37, expiration date 8/11/17	17,000	19,327
SBA Communications 4.00% exercise price $30.38, expiration date 7/22/14	7,000	14,866
Steel Dynamics 5.125% exercise price $17.55, expiration date 6/15/14	13,000	13,658
Transocean 1.50% exercise price $158.97, expiration date 9/29/14	16,000	15,940
VeriSign 3.25% exercise price $ 34.37, expiration date 8/15/37	12,000	18,353

Total Convertible Bonds (Cost $714,703)		763,576

CORPORATE BONDS–16.07%
Auto Components–0.13%
American Axle & Manufacturing 7.875% 3/1/17	45,000	47,025
Delphi 6.125% 5/15/21	50,000	55,625
Tomkins 9.00% 10/1/18	13,000	14,560

		117,210

Beverages–0.16%
Constellation Brands
4.625% 3/1/23	10,000	10,250
6.00% 5/1/22	40,000	45,700

LVIP Delaware Foundation® Moderate Allocation Fund—11

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
#Heineken 144A 3.40% 4/1/22	85,000	$88,706

		144,656

Biotechnology–0.19%
Amgen
3.625% 5/15/22	40,000	42,256
3.875% 11/15/21	20,000	21,532
5.375% 5/15/43	25,000	29,087
Celgene
3.25% 8/15/22	20,000	20,232
3.95% 10/15/20	60,000	64,655

		177,762

Building Products–0.05%
Nortek 8.50% 4/15/21	45,000	48,150

		48,150

Capital Markets–0.22%
Jefferies Group
6.25% 1/15/36	35,000	35,000
6.45% 6/8/27	25,000	25,750
Lazard Group 6.85% 6/15/17	95,000	107,327
#Nuveen Investments 144A 9.50% 10/15/20	35,000	35,000

		203,077

Chemicals–0.31%
Cabot
2.55% 1/15/18	80,000	82,125
3.70% 7/15/22	30,000	30,712
CF Industries
6.875% 5/1/18	90,000	109,688
7.125% 5/1/20	30,000	37,725
Momentive Performance Materials 11.50% 12/1/16	50,000	28,500

		288,750

Commercial Banks–1.96%
Abbey National Treasury Services 4.00% 4/27/16	55,000	57,249
Bancolombia 5.125% 9/11/22	31,000	31,465
BB&T 5.25% 11/1/19	107,000	124,006
Capital One Capital V 10.25% 8/15/39	40,000	41,400
City National 5.25% 9/15/20	60,000	65,225
•Fifth Third Capital Trust IV 6.50% 4/15/37	95,000	95,594
HSBC Holdings 4.00% 3/30/22	95,000	102,129
JPMorgan Chase Bank 6.00% 10/1/17	250,000	296,170
KeyCorp 5.10% 3/24/21	165,000	193,291
PNC Funding 5.625% 2/1/17	38,000	43,790

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
#•PNC Preferred Funding Trust II 144A 1.611% 3/31/49	100,000	$83,000
SVB Financial Group 5.375% 9/15/20	100,000	114,126
U.S. Bank 2.95% 7/15/22	35,000	35,407
•USB Capital IX 3.50% 10/29/49	140,000	120,140
Wachovia 5.625% 10/15/16	45,000	52,187
Wells Fargo Bank North America 4.75% 2/9/15	250,000	270,543
Zions Bancorp
4.50% 3/27/17	40,000	41,332
7.75% 9/23/14	25,000	27,376

		1,794,430

Commercial Services & Supplies–0.61%
#ADT 144A 3.50% 7/15/22	50,000	52,052
#Brambles USA 144A 3.95% 4/1/15	115,000	120,622
International Lease Finance
5.875% 4/1/19	20,000	21,306
6.25% 5/15/19	44,000	47,520
8.25% 12/15/20	125,000	149,063
8.75% 3/15/17	80,000	94,000
Penske Truck Leasing
# 144A 3.375% 3/15/18	25,000	25,047
# 144A 4.875% 7/11/22	55,000	55,009

		564,619

Communications Equipment–0.13%
Avaya
# 144A 7.00% 4/1/19	10,000	9,350
9.75% 11/1/15	40,000	35,700
Motorola Solutions 3.75% 5/15/22	70,000	72,916

		117,966

Computers & Peripherals–0.07%
#Seagate Technology Internationals 144A 10.00% 5/1/14	58,000	63,945

		63,945

Construction Materials–0.05%
Headwaters 7.625% 4/1/19	50,000	51,000

		51,000

Containers & Packaging–0.05%
Berry Plastics 9.75% 1/15/21	35,000	40,075
#Consolidated Container 144A 10.125% 7/15/20	10,000	10,700

		50,775

Diversified Consumer Services–0.09%
Yale University 2.90% 10/15/14	80,000	84,121

		84,121

LVIP Delaware Foundation® Moderate Allocation Fund—12

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

		Principal	Value
		Amount°	(U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services–0.69%
Bank of America
3.75% 7/12/16		40,000	$42,477
5.70% 1/24/22		120,000	141,208
General Electric Capital 6.00% 8/7/19		190,000	231,429
#•HBOS Capital Funding No. 2 144A 6.071% 6/29/49		40,000	31,300
•ING Groep 5.775% 12/29/49		40,000	36,600
JPMorgan Chase 2.92% 9/19/17	CAD	100,000	101,826
PHH
7.375% 9/1/19		10,000	10,750
9.25% 3/1/16		30,000	34,575

			630,165

Diversified Telecommunication Services–0.62%
CenturyLink 5.80% 3/15/22		105,000	114,465
#Clearwire Communications 144A 12.00% 12/1/15		20,000	19,900
Intelsat Jackson Holdings 7.25% 10/15/20		40,000	43,250
Intelsat Luxembourg 11.25% 2/4/17		35,000	37,144
Level 3 Communications 11.875% 2/1/19		10,000	11,400
Level 3 Financing 10.00% 2/1/18		35,000	39,113
Qwest 6.75% 12/1/21		45,000	54,173
Telefonica Emisiones
5.462% 2/16/21		55,000	54,038
6.421% 6/20/16		10,000	10,588
Vivendi
# 144A 3.45% 1/12/18		110,000	112,247
# 144A 6.625% 4/4/18		64,000	74,674

			570,992

Electric Utilities–0.76%
ComEd Financing III 6.35% 3/15/33		50,000	50,750
Ipalco Enterprises 5.00% 5/1/18		35,000	36,838
Jersey Central Power & Light 5.625% 5/1/16		25,000	28,923
#Korea Hydro & Nuclear Power 144A 3.00% 9/19/22		200,000	199,016
LG&E & KU Energy 4.375% 10/1/21		85,000	93,366
•NextEra Energy Capital Holdings 6.35% 10/1/66		105,000	111,398
Pennsylvania Electric 5.20% 4/1/20		70,000	78,955
•PPL Capital Funding 6.70% 3/30/67		35,000	36,437

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Public Service Company of Oklahoma 5.15% 12/1/19	50,000	$58,238

		693,921

Energy Equipment & Services–0.39%
#Hercules Offshore 144A 10.50% 10/15/17	45,000	47,644
Transocean
3.80% 10/15/22	50,000	50,363
5.05% 12/15/16	120,000	134,223
Weatherford International Bermuda
4.50% 4/15/22	40,000	41,912
9.625% 3/1/19	65,000	84,712

		358,854

Food & Staples Retailing–0.22%
Safeway 4.75% 12/1/21	85,000	86,820
Walgreen 3.10% 9/15/22	70,000	71,190
Woolworths
# 144A 3.15% 4/12/16	20,000	21,032
# 144A 4.55% 4/12/21	20,000	22,401

		201,443

Food Products–0.07%
Del Monte 7.625% 2/15/19	38,000	39,283
Tyson Foods 4.50% 6/15/22	25,000	26,313

		65,596

Health Care Equipment & Supplies–0.28%
Biomet
# 144A 6.50% 8/1/20	15,000	15,581
# 144A 6.50% 10/1/20	5,000	4,925
Boston Scientific 6.00% 1/15/20	40,000	47,618
#Kinetic Concepts 144A 12.50% 11/1/19	35,000	33,250
Zimmer Holdings
3.375% 11/30/21	70,000	73,481
4.625% 11/30/19	70,000	80,127

		254,982

Health Care Providers & Services–0.35%
Community Health Systems 8.00% 11/15/19	15,000	16,538
Highmark
# 144A 4.75% 5/15/21	35,000	35,965
# 144A 6.125% 5/15/41	15,000	15,804
Laboratory Corporation of America Holdings
2.20% 8/23/17	75,000	76,691
3.75% 8/23/22	50,000	52,426
#MultiPlan 144A 9.875% 9/1/18	25,000	27,750
WellPoint 3.30% 1/15/23	95,000	96,295

		321,469

LVIP Delaware Foundation® Moderate Allocation Fund—13

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure–0.14%
Pinnacle Entertainment 8.75% 5/15/20	10,000	$11,088
Wyndham Worldwide
4.25% 3/1/22	30,000	30,891
5.625% 3/1/21	40,000	44,205
5.75% 2/1/18	25,000	28,181
Wynn Las Vegas 7.75% 8/15/20	10,000	11,175

		125,540

Household Durables–0.01%
Mohawk Industries 6.375% 1/15/16	11,000	12,430

		12,430

Household Products–0.13%
Energizer Holdings 4.70% 5/24/22	110,000	116,902

		116,902

Insurance–0.74%
Alleghany 4.95% 6/27/22	40,000	43,670
American International Group 4.875% 6/1/22	15,000	16,937
•Chubb 6.375% 3/29/67	70,000	74,900
#ING US 144A 5.50% 7/15/22	30,000	31,355
Liberty Mutual Group
# 144A 4.95% 5/1/22	45,000	47,160
# 144A 6.50% 5/1/42	55,000	59,743
#•144A 7.00% 3/15/37	20,000	19,100
MetLife
6.40% 12/15/36	50,000	52,704
6.817% 8/15/18	150,000	188,981
Prudential Financial
4.50% 11/15/20	20,000	22,281
•5.875% 9/15/42	40,000	41,150
6.00% 12/1/17	35,000	41,479
•XL Group 6.50% 12/31/49	40,000	37,000

		676,460

Internet Software & Services–0.24%
eBay 4.00% 7/15/42	155,000	151,533
GXS Worldwide 9.75% 6/15/15	65,000	67,275

		218,808

IT Services–0.13%
First Data 11.25% 3/31/16	40,000	39,000
Fiserv 3.50% 10/1/22	35,000	35,196
Western Union 3.65% 8/22/18	40,000	44,358

		118,554

Life Sciences Tools & Services–0.12%
Bio-Rad Laboratories 8.00% 9/15/16	9,000	9,900

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific
1.85% 1/15/18	25,000	$25,447
3.15% 1/15/23	70,000	72,417

		107,764

Machinery–0.05%
ArvinMeritor 8.125% 9/15/15	45,000	47,475

		47,475

Media–0.62%
CCO Holdings 5.25% 9/30/22	15,000	15,150
DIRECTV Holdings
3.80% 3/15/22	95,000	97,955
5.15% 3/15/42	5,000	5,106
#DISH DBS 144A 5.875% 7/15/22	35,000	36,050
Historic TW 6.875% 6/15/18	140,000	177,652
NBCUniversal Media
2.875% 1/15/23	20,000	19,963
4.45% 1/15/43	25,000	24,915
#Sirius XM Radio 144A 8.75% 4/1/15	40,000	45,700
Time Warner Cable
5.85% 5/1/17	20,000	23,848
8.25% 4/1/19	65,000	87,360
#Univision Communications 144A 6.875% 5/15/19	35,000	36,225

		569,924

Metals & Mining–0.71%
Alcoa 5.40% 4/15/21	115,000	120,917
ArcelorMittal 10.10% 6/1/19	75,000	86,498
Barrick Gold 3.85% 4/1/22	155,000	163,037
Freeport-McMoRan Copper & Gold 3.55% 3/1/22	45,000	45,135
#Newcrest Finance 144A 4.20% 10/1/22	25,000	25,220
Novelis 8.75% 12/15/20	40,000	44,500
Rio Tinto Finance USA
1.625% 8/21/17	10,000	10,032
2.875% 8/21/22	60,000	59,861
Ryerson
# 144A 9.00% 10/15/17	15,000	15,394
# 144A 11.25% 10/15/18	5,000	5,031
Teck Resources
3.00% 3/1/19	30,000	30,415
3.75% 2/1/23	45,000	44,611

		650,651

Multiline Retail–0.06%
Dollar General 4.125% 7/15/17	10,000	10,500

LVIP Delaware Foundation® Moderate Allocation Fund—14

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Multiline Retail (continued)
Macy’s Retail Holdings 5.90% 12/1/16	35,000	$40,900

		51,400

Multi-Utilities–0.93%
Ameren Illinois 9.75% 11/15/18	155,000	217,430
CenterPoint Energy 5.95% 2/1/17	65,000	76,219
CMS Energy 4.25% 9/30/15	135,000	143,613
•Integrys Energy Group 6.11% 12/1/66	50,000	52,548
•Puget Sound Energy 6.974% 6/1/67	110,000	117,395
SCANA 4.125% 2/1/22	60,000	61,698
Sempra Energy 2.875% 10/1/22	55,000	55,780
•Wisconsin Energy 6.25% 5/15/67	120,000	127,928

		852,611

Office Electronics–0.10%
Xerox 6.35% 5/15/18	75,000	88,162

		88,162

Oil, Gas & Consumable Fuels–2.83%
Ecopetrol 7.625% 7/23/19	67,000	86,095
El Paso Pipeline Partners Operating 6.50% 4/1/20	210,000	250,181
•Enbridge Energy Partners 8.05% 10/1/37	105,000	119,036
Energy Transfer Partners 9.70% 3/15/19	43,000	56,892
#ENI 144A 4.15% 10/1/20	100,000	100,860
•Enterprise Products Operating 7.034% 1/15/68	110,000	123,337
EOG Resources 2.625% 3/15/23	70,000	70,916
#IPIC GMTN 144A 5.50% 3/1/22	200,000	225,000
Kinder Morgan Energy Partners
3.45% 2/15/23	25,000	25,794
9.00% 2/1/19	85,000	112,848
Newfield Exploration 5.625% 7/1/24	15,000	16,669
ONEOK Partners 2.00% 10/1/17	130,000	132,567
Pemex Project Funding Master Trust 6.625% 6/15/35	30,000	37,800
Petrobras International Finance
3.50% 2/6/17	40,000	41,933
3.875% 1/27/16	45,000	47,826
5.375% 1/27/21	46,000	52,061
Petrohawk Energy 7.25% 8/15/18	70,000	79,622
Petroleos de Venezuela 9.00% 11/17/21	109,000	94,285
Petroleos Mexicanos 5.50% 6/27/44	80,000	88,200
Plains All American Pipeline 8.75% 5/1/19	85,000	114,447

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Pride International 6.875% 8/15/20	100,000	$126,793
Range Resources 5.00% 8/15/22	35,000	36,969
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	17,778	19,466
Talisman Energy 5.50% 5/15/42	90,000	101,742
Total Capital International 2.70% 1/25/23	45,000	45,971
•TransCanada PipeLines 6.35% 5/15/67	155,000	165,912
Williams Partners
3.35% 8/15/22	30,000	30,730
7.25% 2/1/17	75,000	91,289
#Woodside Finance 144A 8.75% 3/1/19	75,000	98,635

		2,593,876

Paper & Forest Products–0.37%
Domtar 4.40% 4/1/22	45,000	46,164
Georgia-Pacific 8.00% 1/15/24	130,000	177,808
International Paper
4.75% 2/15/22	60,000	68,259
6.00% 11/15/41	20,000	24,462
9.375% 5/15/19	15,000	20,310

		337,003

Pharmaceuticals–0.09%
NBTY 9.00% 10/1/18	55,000	61,463
Watson Pharmaceuticals 3.25% 10/1/22	20,000	20,298

		81,761

Real Estate Investment Trusts–0.92%
Alexandria Real Estate Equities 4.60% 4/1/22	80,000	85,519
American Tower 4.70% 3/15/22	25,000	27,476
Brandywine Operating Partnership 4.95% 4/15/18	60,000	64,538
BRE Properties 3.375% 1/15/23	40,000	39,872
DDR 4.625% 7/15/22	20,000	21,789
Developers Diversified Realty
4.75% 4/15/18	35,000	38,879
7.50% 4/1/17	15,000	17,967
7.875% 9/1/20	80,000	103,282
9.625% 3/15/16	20,000	24,920
Digital Realty Trust 5.25% 3/15/21	140,000	156,030
Host Hotels & Resorts 4.75% 3/1/23	75,000	78,094
Liberty Property 4.125% 6/15/22	35,000	36,712
National Retail Properties 3.80% 10/15/22	5,000	5,110

LVIP Delaware Foundation® Moderate Allocation Fund—15

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Regency Centers
4.80% 4/15/21	45,000	$49,765
5.875% 6/15/17	15,000	17,349
WEA Finance
# 144A 3.375% 10/3/22	30,000	29,886
# 144A 4.625% 5/10/21	40,000	43,746

		840,934

Semiconductors & Semiconductor Equipment–0.00%
#Advanced Micro Devices 144A 7.50% 8/15/22	5,000	4,850

		4,850

Textiles, Apparel & Luxury Goods–0.04%
Hanesbrands 6.375% 12/15/20	35,000	38,150

		38,150

Trading Companies & Distributors–0.03%
#H&E Equipment Services 144A 7.00% 9/1/22	20,000	20,850
#HD Supply 144A 11.00% 4/15/20	10,000	11,125

		31,975

Wireless Telecommunication Services–0.41%
#Crown Castle Towers 144A 4.883% 8/15/20	240,000	270,518
NII Capital 7.625% 4/1/21	35,000	28,000
Sprint Nextel 9.125% 3/1/17	35,000	39,813
Vodafone Group 2.50% 9/26/22	35,000	35,025

		373,356

Total Corporate Bonds (Cost $13,791,752)		14,742,469

MUNICIPAL BOND–0.05%
Oregon State Taxable Pension 5.892% 6/1/27	35,000	43,448

Total Municipal Bond (Cost $35,000)		43,448

NON-AGENCY ASSET-BACKED SECURITIES–0.45%
•Ally Master Owner Trust Series 2011-1 A1 1.091% 1/15/16	100,000	100,695
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	95,000	116,574
#Golden Credit Card Trust Series 2012-2A A1 144A 1.77% 1/15/19	100,000	103,039

		Principal	Value
		Amount°	(U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		6,061	$6,162
Mid-State Trust Series 11 A1 4.864% 7/15/38		13,133	13,551
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41		28,800	32,092
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.621% 10/15/15		40,000	40,619

Total Non-Agency Asset-Backed Securities (Cost $394,863)			412,732

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.16%
•American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35		23,967	24,055
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		17,258	18,221
Series 2005-6 7A1 5.50% 7/25/20		2,751	2,865
•Bank of America Mortgage Securities Series 2003-D 1A2 2.997% 5/25/33		62	55
•Chaseflex Trust Series 2006-1 A4 5.777% 6/25/36		100,000	80,602
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34		4,027	4,262
#•GSMPS Mortgage Loan Trust Series 1998-3 A 144A 144A 7.75% 9/19/27		12,727	13,485
•MASTR ARM Trust Series 2003-6 1A2 2.70% 12/25/33		4,296	4,273

Total Non-Agency Collarterized Mortgage Obligations (Cost $116,816)			147,818

ΔREGIONAL BONDS–1.39%
Australia–0.96%
New South Wales Treasury
6.00% 4/1/19	AUD	152,000	182,456
6.00% 3/1/22	AUD	100,000	122,939
Queensland Treasury 6.25% 6/14/19	AUD	289,000	350,555
Victoria Treasury 6.00% 10/17/22	AUD	182,000	225,503

			881,453

Canada–0.43%
Province of Manitoba 2.10% 9/6/22		60,000	60,365

LVIP Delaware Foundation® Moderate Allocation Fund—16

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
ΔREGIONAL BONDS (continued)
Canada (continued)
Province of Ontario 3.15% 6/2/22	CAD	221,000	$233,869
Province of Quebec 4.25% 12/1/21	CAD	89,000	101,824

			396,058

Total Regional Bonds (Cost $1,207,135)			1,277,511

«SENIOR SECURED LOANS–2.35%
Bausch & Lomb Tranche B 4.75% 4/17/19		54,863	55,534
Brock Holdings III
6.00% 2/15/17		19,112	19,213
10.00% 2/15/18		20,000	20,200
Burlington Coat Factory Warehouse 5.75% 5/1/17		186,812	189,177
Caesars Entertainment Operating Tranche B6 5.494% 1/28/18		189,000	172,227
@Cequel Communications Holdings 9.00% 7/24/13		20,000	20,100
Chrysler Group 6.00% 5/24/17		163,323	166,988
Clear Channel Communications Tranche A 3.639% 7/30/14		76,086	71,787
DaVita Tranche B 4.50% 10/20/16		44,772	45,017
Delos Aircraft 4.75% 3/17/16		180,000	182,475
Delta Air Lines Tranche B 5.50% 4/20/17		49,499	49,870
Emdeon Tranche B 5.00% 11/2/18		44,663	45,026
First Data 5.00% 3/24/17		217,237	214,766
@Getty Images 8.50% 9/19/13		15,000	15,000
@Hertz 6.375% 8/26/13		15,000	15,038
Houghton International Tranche B1 6.75% 1/11/16		17,618	17,794
Immucor Tranche B 5.75% 8/9/19		19,800	20,081
Infor US 6.25% 3/16/18		174,563	175,915
Level 3 Financing 4.75% 8/1/19		60,000	60,000
Level 3 Financing Tranche B2 5.75% 9/1/18		60,000	60,162
Lord & Taylor 5.75% 12/2/18		8,265	8,343

	Principal Amount°		Value (U.S. $)
«SENIOR SECURED LOANS (continued)
Multiplan Tranche B 4.75% 8/26/17		26,561	$26,707
Nuveen Investments
5.863% 5/13/17		52,330	52,036
8.25% 3/1/19		70,000	70,744
PQ 6.74% 7/30/15		40,000	38,300
Remy International Tranche B 6.25% 12/16/16		38,364	38,556
@Silver II Acquisition 8.00% 9/25/20		35,000	35,000
Toys R Us Tranche B 6.00% 9/1/16		54,334	54,300
@TPC Group 8.25% 8/27/13		40,000	40,000
Univision Communications 4.489% 10/19/16		111,438	110,323
Zayo Group Tranche B 7.125% 7/2/19		64,838	65,594

Total Senior Secured Loans (Cost $2,149,288)			2,156,273

ΔSOVEREIGN BONDS–4.40%
Brazil–0.34%
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/17	BRL	181,000	92,306
Brazilian Government International
5.625% 1/7/41		100,000	128,500
8.875% 10/14/19		60,000	87,150

			307,956

Chile–0.14%
Chile Government International 5.50% 8/5/20	CLP	57,000,000	127,855

			127,855

Colombia–0.31%
Colombia Government International
4.375% 3/21/23	COP	265,000,000	145,390
6.125% 1/18/41		100,000	136,000

			281,390

Finland–0.09%
Finland Government 4.00% 7/4/25	EUR	52,000	81,344

			81,344

Indonesia–0.35%
Indonesia Treasury
7.00% 5/15/22	IDR	1,750,000,000	196,646
7.00% 5/15/27	IDR	723,000,000	80,208
11.00% 11/15/20	IDR	325,000,000	45,021

			321,875

LVIP Delaware Foundation® Moderate Allocation Fund—17

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Malaysia–0.04%
Malaysia Government 4.262% 9/15/16	MYR	112,000	$38,030

			38,030

Mexico–0.50%
Mexican Bonos
6.00% 6/18/15	MXN	1,059,000	85,178
6.50% 6/10/21	MXN	476,100	40,466
6.50% 6/9/22	MXN	364,000	30,893
8.00% 12/17/15	MXN	2,176,000	184,802
8.50% 5/31/29	MXN	552,200	53,882
Mexico Government International 4.75% 3/8/44		60,000	66,900

			462,121

Norway–0.41%
Norway Government
4.25% 5/19/17	NOK	354,000	69,579
4.50% 5/22/19	NOK	939,000	192,501
Norwegian Government 3.75% 5/25/21	NOK	589,000	117,809

			379,889

Panama–0.15%
Panama Government International
6.70% 1/26/36		32,000	45,120
7.25% 3/15/15		33,000	37,868
8.875% 9/30/27		34,000	55,335

			138,323

Peru–0.21%
Republic of Peru
5.625% 11/18/50		20,000	26,150
7.125% 3/30/19		126,000	167,580

			193,730

Philippines–0.39%
Republic of Philippines 9.50% 10/21/24		218,000	354,250

			354,250

Poland–0.24%
Poland Government 5.75% 10/25/21	PLN	661,000	222,600

			222,600

Republic of Korea–0.07%
Korea Treasury Inflation-Linked 2.75% 6/10/20	KRW	58,182,172	61,350

			61,350

South Africa–0.83%
South Africa Government
7.25% 1/15/20	ZAR	395,000	49,707

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
South Africa (continued)
South Africa Government (continued)
8.00% 12/21/18	ZAR	924,000	$121,603
10.50% 12/21/26	ZAR	3,878,000	589,895

			761,205

Turkey–0.06%
Turkey Government 9.00% 3/5/14	TRY	100,000	57,002

			57,002

United Kingdom–0.18%
United Kingdom Gilt
4.25% 12/7/27	GBP	40,000	81,537
4.50% 3/7/19	GBP	42,000	82,965

			164,502

Uruguay–0.09%
Republic of Uruguay 8.00% 11/18/22		58,500	85,352

			85,352

Total Sovereign Bonds (Cost $3,839,061)			4,038,774

SUPRANATIONAL BANKS–0.20%
Andina de Fomento 4.375% 6/15/22		40,000	43,580
International Bank for Reconstruction & Development
3.375% 4/30/15	NOK	490,000	89,137
3.625% 6/22/20	NOK	270,000	50,296

Total Supranational Banks (Cost $174,116)			183,013

U.S. TREASURY OBLIGATIONS–3.75%
U.S. Treasury Bond 3.00% 5/15/42		770,000	798,514
U.S. Treasury Notes
0.625% 8/31/17		395,000	395,309
0.625% 9/30/17		200,000	200,000
¥1.625% 8/15/22		2,050,000	2,048,079

Total U.S. Treasury Obligations (Cost $3,416,061)			3,441,902

	Number of Shares
WARRANT–0.02%
†Kinder Morgan		4,048	14,128

Total Warrant (Cost $7,246)			14,128

LVIP Delaware Foundation® Moderate Allocation Fund—18

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Contracts
OPTION PURCHASED–0.00%
Put Option–0.00%
AUD, strike price $100.00, expires 11/16/12 (BAML)	194,000	$783

Total Option Purchased (Cost $1,911)		783

	Principal Amount°
SHORT-TERM INVESTMENTS–7.87%
≠Discounted Commercial Paper–7.76%
Abbey National North America 0.17% 10/1/12	4,250,000	4,250,000
Barclays US Funding 0.05% 10/1/12	2,870,000	2,870,000

		7,120,000

	Number of Shares	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
Money Market Mutual Fund–0.11%
Dreyfus Treasury & Agency Cash Management Fund	97,934	$97,934

		97,934

Total Short-Term Investments (Cost $7,217,934)		7,217,934

TOTAL VALUE OF SECURITIES–102.59% (Cost $80,967,228)	94,117,838
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.59%)	(2,379,548)

NET ASSETS APPLICABLE TO 6,314,146 SHARES OUTSTANDING–100.00%	$91,738,290

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2012, the aggregate value of Rule 144A securities was $3,281,998, which represented 3.58% of the Fund’s net assets. See Note 4 in “Notes.”
Δ	Securities have been classified by country of origin.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of September 30, 2012. Interest rates reset periodically.
«	Includes foreign currency valued at $221,329 with a cost of $216,187.
@	Illiquid security. At September 30, 2012, the aggregate value of illiquid securities was $125,138, which represented 0.14% of the Fund’s net assets. See Note 4 in “Notes.”
t	Pass Through Agreement. Security represents the contractual right to receive a proporationate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2012, the aggregate value of the fair valued securities was $137,440, which represented 0.15% of the Fund’s net assets. See Note 1 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2012.
×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
¥	Fully or partially pledged as collateral for futures contracts.
f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2012.

LVIP Delaware Foundation® Moderate Allocation Fund—19

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(244,893)	USD	254,507	11/6/12	$1,340
BAML	BRL	131,145	USD	(64,239)	11/6/12	118
BAML	COP	125,377,000	USD	(69,557)	11/6/12	(287)
BAML	EUR	(407,601)	USD	524,513	11/6/12	515
BAML	HUF	(124,489,750)	USD	558,450	11/6/12	541
BAML	JPY	(10,041,420)	USD	129,258	11/6/12	505
BAML	MXN	(2,065,306)	USD	160,180	11/6/12	410
BAML	NOK	(628,542)	USD	109,471	11/6/12	(75)
BAML	PHP	2,497,260	USD	(59,886)	11/6/12	(17)
BAML	TRY	178,230	USD	(99,193)	11/6/12	(572)
BAML	ZAR	(907,643)	USD	110,429	11/6/12	1,979
CITI	CLP	38,096,000	USD	(80,694)	11/6/12	(176)
CITI	EUR	(98,937)	USD	127,314	11/6/12	124
CITI	IDR	945,050,000	USD	(98,074)	11/6/12	158
CITI	JPY	6,273,225	USD	(80,803)	11/6/12	(366)
CITI	RUB	4,840,860	USD	(154,734)	11/6/12	(583)
GSC	BRL	536,012	USD	(262,622)	11/6/12	419
GSC	GBP	(47,428)	USD	76,894	11/6/12	310
GSC	NOK	(166,080)	USD	28,919	11/6/12	(26)
HSBC	AUD	(226,435)	USD	235,768	11/6/12	1,682
HSBC	CAD	167,455	USD	(170,554)	11/6/12	(376)
HSBC	EUR	(30,933)	USD	39,838	11/6/12	71
HSBC	GBP	(57,744)	USD	93,637	11/6/12	397
HSBC	JPY	17,968,974	USD	(231,564)	11/6/12	(1,162)
HSBC	PHP	2,497,260	USD	(59,707)	11/6/12	161
HSBC	RUB	2,437,600	USD	(78,146)	11/6/12	(524)
HSBC	TRY	108,960	USD	(60,620)	11/6/12	(329)
JPMC	AUD	(44,116)	USD	45,837	11/6/12	230
JPMC	BRL	266,250	USD	(130,469)	11/6/12	189
JPMC	CAD	(45,486)	USD	46,212	11/6/12	(13)
JPMC	CLP	37,776,000	USD	(79,906)	11/6/12	(65)
JPMC	EUR	(91,486)	USD	117,605	11/6/12	(5)
JPMC	NOK	(1,416,862)	USD	246,827	11/6/12	(114)
MNB	GBP	(33,853)	USD	54,571	10/3/12	(97)
MNB	JPY	10,378,677	USD	(133,745)	10/3/12	(705)
MNB	TWD	(2,281,419)	USD	77,559	10/1/12	(217)
MSC	BRL	288,912	USD	(141,567)	11/6/12	212
MSC	EUR	(261,395)	USD	336,156	11/6/12	115
MSC	GBP	(45,733)	USD	74,116	11/6/12	271
MSC	JPY	1,633,230	USD	(21,028)	11/6/12	(87)
MSC	NOK	(442,888)	USD	77,140	11/6/12	(49)
MSC	PHP	2,496,300	USD	(59,704)	11/6/12	141
MSC	RUB	6,795,690	USD	(217,274)	11/6/12	(874)

						$3,169

LVIP Delaware Foundation® Moderate Allocation Fund—20

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

Futures Contracts

					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
(3)	EURO-O.A.T	$(519,839)	$(516,397)	12/7/12	$3,442
6	Long Gilt	1,145,691	1,168,735	1/1/13	23,044
17	U.S. Treasury 5 yr Notes	2,112,753	2,118,758	1/5/13	6,005
17	U.S. Treasury 10 yr Notes	2,254,025	2,269,234	12/20/12	15,209
(12)	U.S. Treasury Long Bonds	(1,761,066)	(1,792,500)	1/1/13	(31,434)

		$3,231,564			$16,266

Swap Contract

CDS Contracts

				Annual		Unrealized
				Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value[2]		Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX.NA.HY.18		59,400	5.00%	6/20/17	$(631)
BAML	Republic of France 5 yr CDS		87,000	0.25%	9/20/17	(2,884)
JPMC	CDX.NA.HY.18		69,300	5.00%	6/20/17	(779)
JPMC	ITRAXX Europe Crossover 18.1 5 yr CDS	EUR	530,000	5.00%	12/20/17	7,927
JPMC	Republic of France 5 yr CDS		75,000	0.25%	9/20/17	(2,519)
MSC	CDX.NA.HY.18		59,400	5.00%	6/20/17	(631)
	ITRAXX Europe Subordinate Financials
MSC	18.1 5 yr CDS	EUR	770,000	5.00%	12/20/17	(634)
	Kingdom of Belgium
MSC	5 yr CDS		222,000	1.00%	12/20/16	(18,263)
MSC	5 yr CDS		72,000	1.00%	3/20/17	(6,451)
MSC	5 yr CDS		80,000	1.00%	6/20/17	(5,259)
	Kingdom of Spain
MSC	5 yr CDS		413,000	1.00%	6/20/16	14,938
MSC	5 yr CDS		170,000	1.00%	3/20/17	931
MSC	5 yr CDS		80,000	1.00%	6/20/17	(2,817)
	Republic of France
MSC	5 yr CDS		336,000	0.25%	9/20/16	(11,795)
MSC	5 yr CDS		122,000	0.25%	12/20/16	(5,185)
MSC	5 yr CDS		214,000	0.25%	6/20/17	(9,453)

Total						$(43,505)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”
[2]	Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:

ADR–American Depositary Receipt

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BRL–Brazilian Real

CAD–Canadian Dollar

CDS–Credit Default Swap

CITI–Citigroup Global Markets

CLP–Chilean Peso

LVIP Delaware Foundation® Moderate Allocation Fund—21

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

COP–Colombian Peso

EUR–European Monetary Unit

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

GSMPS–Goldman Sachs Reperforming Mortgage Securities

HSBC–Hong Kong Shanghai Bank

HUF–Hungarian Forint

HY–High Yield

IDR–Indonesian Rupiah

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

MASTR–Mortgage Asset Securitization Transactions, Inc.

MNB–Mellon National Bank

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

NCUA–National Credit Union Administration

NOK–Norwegian Krone

NVDR–Non-Voting Depositary Receipt

O.A.T–Obligations Assimilables du Tresor

PHP–Philippine Peso

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

RUB–Russian Ruble

S.F.–Single Family

TBA–To be announced

TRY–Turkish Lira

TWD–Taiwan Dollar

USD–United States Dollar

yr–Year

ZAR–South African Rand

LVIP Delaware Foundation® Moderate Allocation Fund—22

LVIP Delaware Foundation® Moderate Allocation Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Foundation® Moderate Allocation Fund (Fund).

Security Valuation–Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using teh evaluated mean. Open-end investment companies are valued at net asset value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Delaware Foundation® Moderate Allocation Fund—23

LVIP Delaware Foundation® Moderate Allocation Fund

Notes (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$81,783,692

Aggregate unrealized appreciation	$14,433,150
Aggregate unrealized depreciation	(2,099,004)

Net unrealized appreciation	$12,334,146

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Delaware Foundation® Moderate Allocation Fund—24

LVIP Delaware Foundation® Moderate Allocation Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$7,097,489	$40,619	$7,138,108
Common Stock	45,610,257	41,090	137,440	45,788,787
Corporate Debt	33,165	17,627,526	125,138	17,785,829
Foreign Debt	—	5,499,298	—	5,499,298
Investment Companies	6,877,214	—	—	6,877,214
Municipal Bond	—	43,448	—	43,448
U.S. Treasury Obligations	—	3,441,902	—	3,441,902
Short-Term Investments	97,934	7,120,000	—	7,217,934
Other	194,165	130,370	—	324,535
Option Purchased	—	783	—	783

Total	$52,812,735	$41,001,906	$303,197	$94,117,838

Foreign Currency Exchange Contracts	$—	$3,169	$—	$3,169

Futures Contracts	16,266	—	—	16,266

Swap Contracts	—	(43,505)	—	(43,505)

A reconciliation of Level 3 investments is not presented because Level 3 investments were not considered material at the beginning, interim or end of the period in relation to net assets.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels. The Funds’ policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in financial futures contracts to hedge their existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal

LVIP Delaware Foundation® Moderate Allocation Fund—25

LVIP Delaware Foundation® Moderate Allocation Fund

Notes (continued)

3. Derivatives (continued)

counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the period ended September 30, 2012, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environments; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options written. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to reduced counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in written options during the period ended September 30, 2012 for the Fund were as follows:

	Number of
	contracts	Premiums
Options outstanding at December 31, 2011	5	$5,938
Options written	73	47,519
Options expired	(12)	(13,577)
Options terminated in closing purchase transactions	(66)	(39,880)

Options outstanding at September 30, 2012	—	$—

Swap Contracts–The Fund may enter into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended September 30, 2012, the Fund entered into CDS contracts as a purchaser protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon paymen, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At September 30, 2012, the net unrealized depreciation of CDS was $43,505. If a credit event had occurred for all open swap transactions where collateral posting was required as of September 30, 2012, the Fund would have received EUR 1,300,000 and USD 2,059,100 less the value of the contracts’ related reference obligations. The Fund received $41,000 in securities collateral for certain open derivatives.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there are generally no organized markets for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in

LVIP Delaware Foundation® Moderate Allocation Fund—26

LVIP Delaware Foundation® Moderate Allocation Fund

Notes (continued)

3. Derivatives (continued)

the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be illiquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A securities and illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Delaware Foundation® Moderate Allocation Fund—27

LVIP Delaware Growth and Income Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.57%
Aerospace & Defense–4.42%
Honeywell International	234,400	$14,005,400
Lockheed Martin	97,400	9,095,212
Rockwell Collins	66,500	3,567,060
Triumph Group	108,000	6,753,240
United Technologies	239,800	18,773,942

		52,194,854

Air Freight & Logistics–0.57%
FedEx	80,100	6,778,062

		6,778,062

Auto Components–0.32%
†Borg Warner	53,900	3,725,029

		3,725,029

Automobiles–1.01%
Ford Motor	1,206,000	11,891,160

		11,891,160

Beverages–2.50%
Coca-Cola	221,600	8,405,288
PepsiCo	297,700	21,068,229

		29,473,517

Biotechnology–3.11%
†Celgene	158,900	12,139,960
†Gilead Sciences	265,300	17,597,349
†Vertex Pharmaceuticals	124,000	6,937,800

		36,675,109

Capital Markets–2.57%
Ameriprise Financial	159,800	9,059,062
BlackRock	66,600	11,874,780
State Street	223,600	9,382,256

		30,316,098

Chemicals–2.61%
Celanese Class A	212,600	8,059,666
duPont (E.I.) deNemours	260,400	13,090,308
Eastman Chemical	169,300	9,651,793

		30,801,767

Commercial Banks–2.00%
Wells Fargo	682,365	23,562,063

		23,562,063

Commercial Services & Supplies–0.47%
Republic Services	199,500	5,488,245

		5,488,245

Communications Equipment–2.13%
Cisco Systems	199,400	3,806,546
QUALCOMM	342,300	21,390,327

		25,196,873

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Computers & Peripherals–6.73%
Apple	91,650	$61,154,379
†EMC	673,000	18,352,710

		79,507,089

Construction & Engineering–0.94%
Fluor	108,700	6,117,636
URS	142,600	5,035,206

		11,152,842

Consumer Finance–0.93%
Capital One Financial	192,565	10,978,131

		10,978,131

Diversified Financial Services–2.83%
†IntercontinentalExchange	76,350	10,185,854
JPMorgan Chase	575,300	23,288,144

		33,473,998

Diversified Telecommunication Services–2.11%
AT&T	660,500	24,900,850

		24,900,850

Electric Utilities–0.48%
Edison International	123,200	5,629,008

		5,629,008

Electrical Equipment–0.26%
Acuity Brands	48,200	3,050,578

		3,050,578

Energy Equipment & Services–3.22%
Baker Hughes	83,900	3,794,797
National Oilwell Varco	79,300	6,352,723
†Noble	235,900	8,440,502
Schlumberger	268,500	19,420,605

		38,008,627

Food & Staples Retailing–1.59%
CVS Caremark	388,800	18,825,696

		18,825,696

Food Products–1.01%
General Mills	299,400	11,931,090

		11,931,090

Gas Utilities–0.54%
AGL Resources	156,800	6,414,688

		6,414,688

Health Care Providers & Services–3.05%
†Express Scripts Holding	277,800	17,409,726
UnitedHealth Group	336,200	18,628,842

		36,038,568

LVIP Delaware Growth and Income Fund—1

LVIP Delaware Growth and Income Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–2.33%
McDonald’s	198,400	$18,203,200
Starbucks	183,500	9,312,625

		27,515,825

Household Durables–3.98%
Jarden	194,700	10,287,948
Kimberly-Clark	120,700	10,353,646
Procter & Gamble	379,500	26,322,120

		46,963,714

Industrial Conglomerates–1.58%
General Electric	820,400	18,631,284

		18,631,284

Insurance–3.03%
AFLAC	239,000	11,443,320
Prudential Financial	217,400	11,850,474
Travelers	182,400	12,450,624

		35,744,418

Internet Software & Services–1.90%
†Google Class A	29,800	22,484,100

		22,484,100

IT Services–3.13%
Accenture Class A	201,600	14,118,048
†Cognizant Technology Solutions Class A	146,300	10,229,296
International Business Machines	61,000	12,654,450

		37,001,794

Life Sciences Tools & Services–1.14%
Thermo Fisher Scientific	228,800	13,460,304

		13,460,304

Machinery–3.19%
Caterpillar.	166,800	14,351,472
Cummins	59,700	5,504,937
Deere	161,100	13,289,139
Eaton	94,700	4,475,522

		37,621,070

Media–3.12%
Comcast Special Class A	572,700	19,929,960
Regal Entertainment Group Class A	206,948	2,911,758
Viacom Class B	261,848	14,032,434

		36,874,152

Metals & Mining–0.65%
Allegheny Technologies	242,100	7,722,990

		7,722,990

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail–3.07%
Macy’s	310,800	$11,692,296
Nordstrom	215,600	11,896,808
Target	199,100	12,636,877

		36,225,981

Multi-Utilities–1.34%
MDU Resources Group	336,000	7,405,440
OGE Energy	150,800	8,363,368

		15,768,808

Oil, Gas & Consumable Fuels–6.67%
Chevron	215,400	25,107,024
EOG Resources	52,600	5,893,830
Exxon Mobil	296,400	27,105,780
Hess	158,600	8,519,992
†Newfield Exploration	135,400	4,240,728
Occidental Petroleum	92,400	7,951,944

		78,819,298

Paper & Forest Products–0.83%
International Paper	270,500	9,824,560

		9,824,560

Pharmaceuticals–6.35%
Abbott Laboratories	252,900	17,338,824
Johnson & Johnson	44,300	3,052,713
Merck	556,600	25,102,660
Pfizer	1,185,076	29,449,139

		74,943,336

Professional Services–1.00%
Manpower	108,600	3,996,480
Towers Watson Class A	148,102	7,856,811

		11,853,291

Real Estate Investment Trusts–1.22%
Host Hotels & Resorts	641,564	10,297,102
National Retail Properties	134,300	4,096,150

		14,393,252

Road & Rail–1.66%
Hunt (J.B.) Transport Services	94,200	4,902,168
Union Pacific	123,900	14,706,930

		19,609,098

Semiconductors & Semiconductor Equipment–2.25%
Avago Technologies	150,200	5,236,723
Intel	606,300	13,750,884
Texas Instruments	276,700	7,623,085

		26,610,692

LVIP Delaware Growth and Income Fund—2

LVIP Delaware Growth and Income Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–3.27%
†Citrix Systems	64,000	$4,900,480
Microsoft	986,600	29,380,948
†Nuance Communications	176,200	4,385,618

		38,667,046

Specialty Retail–0.48%
DSW Class A	85,762	5,722,041

		5,722,041

Wireless Telecommunication Services–0.98%
Vodafone Group ADR	406,600	11,586,067

		11,586,067

Total Common Stock (Cost $779,949,323)		1,164,057,063

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS–1.38%
≠Discounted Commercial Paper–1.34%
Abbey National North America	15,865,000	$15,865,000

		15,865,000

	Number of Shares
Money Market Mutual Fund–0.04%
Dreyfus Treasury & Agency Cash
Management Fund	430,419	430,419

		430,419

Total Short Term Investments (Cost $16,295,419)		16,295,419

TOTAL VALUE OF SECURITIES–99.95% (Cost $796,244,742)	1,180,352,482
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	541,722

NET ASSETS APPLICABLE TO 35,090,577 SHARES OUTSTANDING–100.00%	$1,180,894,204

†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

ADR–American Depositary Receipt

LVIP Delaware Growth and Income Fund—3

LVIP Delaware Growth and Income Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Growth and Income Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized apprecication (depreciation) for the Fund were as follows:

Cost of investments	$803,527,573

Aggregate unrealized appreciation	$400,402,925
Aggregate unrealized depreciation	(23,578,016)

Net unrealized appreciation	$376,824,909

LVIP Delaware Growth and Income Fund—4

LVIP Delaware Growth and Income Fund

Notes (continued)

2. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Total
Common Stock	$1,164,057,063	$—	$1,164,057,063
Short-Term Investments	430,419	15,865,000	16,295,419

Total	$1,164,487,482	$15,865,000	$1,180,352,482

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Delaware Growth and Income Fund—5

LVIP Delaware Social Awareness Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.70%
Aerospace & Defense–0.48%
Rockwell Collins	55,500	$2,977,020

		2,977,020

Air Freight & Logistics–1.34%
FedEx	98,300	8,318,146

		8,318,146

Auto Components–0.95%
†Borg Warner	85,600	5,915,816

		5,915,816

Automobiles–1.46%
Ford Motor	919,800	9,069,228

		9,069,228

Beverages–1.80%
PepsiCo	158,800	11,238,276

		11,238,276

Biotechnology–3.77%
†Celgene	90,000	6,876,000
†Gilead Sciences	180,800	11,992,464
†Vertex Pharmaceuticals	82,200	4,599,090

		23,467,554

Capital Markets–3.56%
Ameriprise Financial	117,300	6,649,737
BlackRock	43,500	7,756,050
State Street	185,400	7,779,384

		22,185,171

Chemicals–0.75%
Rockwood Holdings	99,900	4,655,340

		4,655,340

Commercial Banks–2.58%
Wells Fargo	465,000	16,056,450

		16,056,450

Communications Equipment–3.22%
Cisco Systems	211,700	4,041,353
QUALCOMM	255,900	15,991,191

		20,032,544

Computers & Peripherals–2.61%
†EMC	595,200	16,231,104

		16,231,104

Consumer Finance–1.22%
Capital One Financial	133,350	7,602,283

		7,602,283

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services–2.21%
Citigroup.	171,800	$5,621,296
†IntercontinentalExchange	61,050	8,144,680

		13,765,976

Diversified Telecommunication Services–2.41%
AT&T	397,700	14,993,290

		14,993,290

Electrical Equipment–1.60%
Acuity Brands	35,900	2,272,111
Roper Industries	69,800	7,670,322

		9,942,433

Energy Equipment & Services–2.57%
Baker Hughes	73,400	3,319,882
National Oilwell Varco	48,200	3,861,302
†Noble	246,800	8,830,504

		16,011,688

Food & Staples Retailing–2.34%
CVS Caremark	300,400	14,545,368

		14,545,368

Food Products–1.98%
General Mills	308,800	12,305,680

		12,305,680

Gas Utilities–0.63%
AGL Resources	95,400	3,902,814

		3,902,814

Health Care Equipment & Supplies–1.25%
Baxter International	129,000	7,773,540

		7,773,540

Health Care Providers & Services–4.76%
†Express Scripts Holding	218,200	13,674,594
UnitedHealth Group	287,600	15,935,916

		29,610,510

Hotels, Restaurants & Leisure–2.31%
Starbucks	283,500	14,387,625

		14,387,625

Household Durables–1.23%
Jarden	145,200	7,672,368

		7,672,368

Insurance–4.59%
AFLAC	182,700	8,747,676
Prudential Financial	207,700	11,321,727
Travelers	125,000	8,532,500

		28,601,903

LVIP Delaware Social Awareness Fund—1

LVIP Delaware Social Awareness Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet Software & Services–2.35%
†Google Class A	19,400	$14,637,300

		14,637,300

IT Services–4.53%
Accenture Class A	159,100	11,141,773
†Cognizant Technology Solutions Class A	107,700	7,530,384
International Business Machines	45,900	9,521,955

		28,194,112

Life Sciences Tools & Services–1.21%
Thermo Fisher Scientific	127,600	7,506,708

		7,506,708

Machinery–4.42%
†Chart Industries	41,200	3,042,620
Cummins	33,000	3,042,930
Deere	168,200	13,874,818
Eaton	107,000	5,056,820
Lincoln Electric Holdings	64,600	2,522,630

		27,539,818

Media–4.74%
Comcast Class A	420,000	15,023,400
Regal Entertainment Group Class A	115,900	1,630,713
Viacom Class B	240,360	12,880,892

		29,535,005

Metals & Mining–0.70%
Allegheny Technologies	136,900	4,367,110

		4,367,110

Multiline Retail–3.54%
Macy’s	342,100	12,869,802
Nordstrom	166,200	9,170,916

		22,040,718

Multi-Utilities–1.00%
OGE Energy	112,800	6,255,888

		6,255,888

Oil, Gas & Consumable Fuels–3.85%
EOG Resources	61,200	6,857,460
EQT	47,500	2,802,500
Hess	143,600	7,714,192
†Newfield Exploration	210,000	6,577,200

		23,951,352

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Paper & Forest Products–1.13%
International Paper	194,400	$7,060,608

		7,060,608

Pharmaceuticals–5.49%
Abbott Laboratories	266,500	18,271,240
Allergan	173,400	15,879,972

		34,151,212

Professional Services–0.91%
Towers Watson Class A	106,394	5,644,201

		5,644,201

Road & Rail–1.88%
Hunt (J.B.) Transport Services	50,100	2,607,204
Union Pacific	76,500	9,080,550

		11,687,754

Semiconductors & Semiconductor Equipment–4.45%
Avago Technologies	154,900	5,400,588
Intel	353,200	8,010,576
Maxim Integrated Products	193,300	5,145,646
Texas Instruments	332,800	9,168,640

		27,725,450

Software–4.74%
†Citrix Systems	59,000	4,517,630
Microsoft	794,100	23,648,298
†Nuance Communications	54,100	1,346,549

		29,512,477

Specialty Retail–0.60%
DSW Class A	56,445	3,766,010

		3,766,010

Wireless Telecommunication Services–1.54%
Vodafone Group ADR	337,600	9,619,912

		9,619,912

Total Common Stock (Cost $434,907,607)		614,457,762

SHORT-TERM INVESTMENT–1.31%
Money Market Mutual Fund–1.31%
Dreyfus Treasury & Agency Cash Management Fund	8,138,576	8,138,576

Total Short-Term Investment (Cost $8,138,576)		8,138,576

TOTAL VALUE OF SECURITIES–100.01% (Cost $443,046,183)	622,596,338
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(33,213)

NET ASSETS APPLICABLE TO 19,242,187 SHARES OUTSTANDING–100.00%	$622,563,125

LVIP Delaware Social Awareness Fund—2

LVIP Delaware Social Awareness Fund

Schedule of Investments (continued)

†	Non income producing security.

ADR–American Depositary Receipt

LVIP Delaware Social Awareness Fund—3

LVIP Delaware Social Awareness Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Social Awareness Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$444,663,446

Aggregate unrealized appreciation	$195,503,794
Aggregate unrealized depreciation	(17,570,902)

Net unrealized appreciation	$177,932,892

LVIP Delaware Social Awareness Fund—4

LVIP Delaware Social Awareness Fund

Notes (continued)

2. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Common Stock	$614,457,762
Short-Term Investment	8,138,576

Total	$622,596,338

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Market Risk

The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Delaware Social Awareness Fund—5

LVIP Delaware Special Opportunities Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK–99.29%
Aerospace & Defense–0.76%
Alliant Techsystems	82,000	$4,109,020

		4,109,020

Auto Components–2.17%
†Borg Warner	90,100	6,226,811
Johnson Controls	200,200	5,485,480

		11,712,291

Beverages–2.25%
Beam	86,400	4,971,456
Dr Pepper Snapple Group	160,400	7,142,612

		12,114,068

Capital Markets–2.21%
Northern Trust	83,500	3,875,653
Raymond James Financial	219,550	8,046,508

		11,922,161

Chemicals–7.87%
Albemarle	151,600	7,986,288
Celanese Class A	240,000	9,098,400
Cytec Industries	190,900	12,507,768
FMC	120,600	6,678,828
†Grace (W.R.) & Co	104,400	6,167,952

		42,439,236

Commercial Banks–9.02%
Associated Banc-Corp	175,900	2,316,603
BancorpSouth	215,800	3,180,892
Bank of Hawaii	149,900	6,838,438
Comerica	300,700	9,336,735
East West Bancorp	491,400	10,378,368
First Horizon National	633,810	6,103,590
Hancock Holding	107,700	3,333,315
Regions Financial	510,200	3,678,542
Zions Bancorp	168,800	3,486,564

		48,653,047

Commercial Services & Supplies–0.60%
Brink’s	126,000	3,236,940

		3,236,940

Communications Equipment–0.22%
†Polycom	118,600	1,170,582

		1,170,582

Construction & Engineering–1.46%
KBR	263,800	7,866,516

		7,866,516

Containers & Packaging–0.80%
†Owens-Illinois	229,800	4,311,048

		4,311,048

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services–1.32%
Service International	527,100	$7,094,766

		7,094,766

Electric Utilities–2.34%
Edison International	148,600	6,789,534
PPL	200,300	5,818,715

		12,608,249

Electrical Equipment–1.88%
Regal-Beloit	143,500	10,113,880

		10,113,880

Electronic Equipment, Instruments & Components–1.36%
†Avnet	252,900	7,356,861

		7,356,861

Energy Equipment & Services–4.49%
ENSCO ADR	216,600	11,817,696
Helmerich & Payne	143,500	6,832,035
†Rowan	165,400	5,585,558

		24,235,289

Food Products–0.54%
Tyson Foods Class A	181,900	2,914,038

		2,914,038

Gas Utilities–0.40%
Questar	105,500	2,144,815

		2,144,815

Health Care Equipment & Supplies–1.08%
Becton Dickinson	74,000	5,813,440

		5,813,440

Health Care Providers & Services–2.89%
McKesson	91,100	7,837,333
Universal Health Services Class B	169,300	7,742,089

		15,579,422

Hotels, Restaurants & Leisure–0.60%
Starwood Hotels & Resorts Worldwide	56,000	3,245,760

		3,245,760

Household Durables–2.17%
D.R. Horton	280,933	5,798,457
Newell Rubbermaid	308,600	5,891,174

		11,689,631

Insurance–9.69%
American Financial Group	274,650	10,409,235
Berkley (W.R.)	290,850	10,903,967
HCC Insurance Holdings	225,300	7,635,417
Loews	68,100	2,809,806
Reinsurance Group of America	150,600	8,715,222
StanCorp Financial Group	79,700	2,489,828

LVIP Delaware Special Opportunities Fund––1

LVIP Delaware Special Opportunities Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Torchmark	181,500	$9,320,025

		52,283,500

IT Services–1.57%
†Fiserv	114,600	8,483,838

		8,483,838

Leisure Equipment & Products–0.94%
Hasbro	132,500	5,057,525

		5,057,525

Life Sciences Tools & Services–2.41%
Agilent Technologies	175,800	6,759,510
Thermo Fisher Scientific	106,100	6,241,863

		13,001,373

Machinery–4.48%
Cummins	60,900	5,615,589
Eaton	117,800	5,567,228
Gardner Denver	111,200	6,717,592
Parker Hannifin	75,050	6,272,679

		24,173,088

Media–0.74%
Meredith	113,900	3,986,500

		3,986,500

Metals & Mining–1.51%
Cliffs Natural Resources	145,200	5,681,676
Walter Energy	76,700	2,489,682

		8,171,358

Multiline Retail–2.38%

†Big Lots	170,000	5,028,600
Macy’s	207,300	7,798,626

		12,827,226

Multi-Utilities–2.62%
Public Service Enterprise Group	173,300	5,576,794
Wisconsin Energy	226,800	8,543,556

		14,120,350

Oil, Gas & Consumable Fuels–5.54%
†Forest Oil	408,500	3,451,825
†Newfield Exploration	311,400	9,753,048
Tesoro	80,200	3,360,380
†Whiting Petroleum	259,500	12,295,110
†WPX Energy	62,833	1,042,399

		29,902,762

Pharmaceuticals–1.45%
†Watson Pharmaceuticals	92,100	7,843,236

		7,843,236

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Professional Services–0.61%
Manpower	89,800	$3,304,640

		3,304,640

Real Estate Investment Trusts–3.88%
Boston Properties	44,200	4,888,962
Brandywine Realty Trust	367,500	4,479,825
Highwoods Properties	275,500	8,986,810
Kimco Realty	126,600	2,566,182

		20,921,779

Road & Rail–2.68%
Canadian National Railway	98,500	8,690,655
CSX	278,500	5,778,875

		14,469,530

Semiconductors & Semiconductor Equipment–1.32%
Marvell Technology Group	374,500	3,426,675
†Teradyne	258,000	3,668,760

		7,095,435

Software–3.58%
†Adobe Systems	134,000	4,349,640
†Compuware	614,200	6,086,722
†Synopsys	268,400	8,862,568

		19,298,930

Specialty Retail–4.54%
American Eagle Outfitters	251,500	5,301,620
Gap	200,300	7,166,734
PETsMART	40,300	2,779,894
Staples	452,500	5,212,800
Tiffany & Co	64,700	4,003,636

		24,464,684

Textiles, Apparel & Luxury Goods–1.42%
VF	48,200	7,681,152

		7,681,152

Tobacco–1.50%
Reynolds American	187,300	8,117,582

		8,117,582

Total Common Stock (Cost $397,757,498)		535,535,548

LVIP Delaware Special Opportunities Fund––2

LVIP Delaware Special Opportunities Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
SHORT-TERM INVESTMENTS–0.96%
≠ Discounted Commercial Paper–0.94%
Abbey National North America 0.17% 10/1/12	5,055,000	$5,055,000

		5,055,000

	Number of	Value
	Shares	(U.S. $)
Money Market Mutual Fund–0.02%
Dreyfus Treasury & Agency Cash Management Fund	111,359	$111,359

		111,359

Total Short-Term Investments (Cost $5,166,359)		5,166,359

TOTAL VALUE OF SECURITIES–100.25% (Cost $402,923,857)	540,701,907
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.25%)	(1,337,075)

NET ASSETS APPLICABLE TO 16,275,006 SHARES OUTSTANDING–100.00%	$539,364,832

†	Non income producing security.

«	Includes foreign currency valued at $31,935 with a cost of $32,016.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

ADR–American Depositary Receipt

LVIP Delaware Special Opportunities Fund—3

LVIP Delaware Special Opportunities Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)—LVIP Delaware Special Opportunities Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP Delaware Special Opportunities Fund—4

LVIP Delaware Special Opportunities Fund

Notes (continued)

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$402,942,931

Aggregate unrealized appreciation	$181,825,662
Aggregate unrealized depreciation	(44,066,686)

Net unrealized appreciation	$137,758,976

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Total
Common Stock	$535,535,548	$—	$535,535,548
Short-Term Investments	111,359	5,055,000	5,166,359

Total	$535,646,907	$5,055,000	$540,701,907

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts –The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated

LVIP Delaware Special Opportunities Fund—5

LVIP Delaware Special Opportunities Fund

Notes (continued)

3. Derivatives (continued)

by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at September 30, 2012.

4. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Delaware Special Opportunities Fund—6

LVIP Dimensional Non-U.S. Equity Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–1.95%
Money Market Fund–1.95%
*Lincoln Variable Insurance Products Trust– LVIP Money Market Fund	74,577	$745,773

Total Affiliated Investment Companies (Cost $745,773)		745,773

UNAFFILIATED INVESTMENT COMPANIES–98.40%
International Equity Funds–98.40%
**DFA Emerging Markets Core Equity Portfolio	203,893	3,900,471
**DFA International Core Equity Portfolio	959,248	9,582,892
**DFA International Real Estate Securities Portfolio	350,411	1,909,742
**DFA International Small Cap Value Portfolio	129,103	1,939,131
**DFA International Vector Equity Portfolio	416,225	3,845,916

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
**DFA Large Cap International Portfolio	524,713	$9,534,039
**DFA VA International Small Portfolio	310,377	3,091,352
**DFA VA International Value Portfolio	358,842	3,828,844

Total Unaffiliated Investment Companies(Cost $35,749,492)		37,632,387

SHORT-TERM INVESTMENT–0.76%
Money Market Mutual Fund–0.76%
Dreyfus Treasury & Agency Cash Management Fund	288,708	288,708

Total Short-Term Investment (Cost $288,708)		288,708

TOTAL VALUE OF SECURITIES–101.11% (Cost $36,783,973)	38,666,868
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.11%)	(423,175)

NET ASSETS APPLICABLE TO 4,359,631 SHARES OUTSTANDING–100.00%.	$38,243,693

*	Standard Class shares.
**	Institutional Class shares.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

VA–Variable Annuity

LVIP Dimensional Non-U.S. Equity Fund—1

LVIP Dimensional Non-U.S. Equity Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Dimensional Non-U.S. Equity Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for the open tax year December 31, 2011, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$37,218,257

Aggregate unrealized appreciation	$1,882,895
Aggregate unrealized depreciation	(434,284)

Net unrealized appreciation	$1,448,611

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

LVIP Dimensional Non-U.S. Equity Fund—2

LVIP Dimensional Non-U.S. Equity Fund

Notes (continued)

2. Investments (continued)

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following tables summarize the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Investment Companies	$38,378,160
Short-Term Investment	288,708

Total	$38,666,868

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Dimensional Non-U.S. Equity Fund—3

LVIP Dimensional U.S. Equity Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–1.94%
Money Market Fund–1.94%
*Lincoln Variable Insurance Products Trust– LVIP Money Market Fund	177,780	$1,777,797

Total Affiliated Investment Companies (Cost $1,777,797)		1,777,797

UNAFFILIATED INVESTMENT COMPANIES–98.02%
Equity Funds–98.02%
**DFA Real Estate Securities Portfolio	168,156	4,377,111
**DFA U.S. Core Equity 1 Portfolio	1,487,381	18,265,033

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**DFA U.S. Large Cap Value Portfolio	819,792	$13,813,493
**DFA U.S. Large Company Portfolio	2,401,159	27,277,166
**DFA U.S. Micro Cap Portfolio	306,226	4,639,326
**DFA U.S. Small Cap Portfolio	314,715	7,364,324
**DFA U.S. Small Cap Value Portfolio	171,966	4,606,979
**DFA VA U.S. Targeted Value Portfolio	727,272	9,207,263

Total Unaffiliated Investment Companies (Cost $80,360,470)		89,550,695

TOTAL VALUE OF SECURITIES–99.96% (Cost $82,138,267)	91,328,492
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	33,630

NET ASSETS APPLICABLE TO 8,603,464 SHARES OUTSTANDING–100.00%	$91,362,122

*	Standard Class shares.
**	Institutional Class shares.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

VA–Variable Annuity

LVIP Dimentional U.S. Equity Fund—1

LVIP Dimensional U.S. Equity Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Dimensional U.S. Equity Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for the open tax year December 31, 2011, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$82,396,418

Aggregate unrealized appreciation	$9,190,225
Aggregate unrealized depreciation	(258,151)

Net unrealized appreciation	$8,932,074

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

LVIP Dimensional U.S. Equity Fund—2

LVIP Dimensional U.S. Equity Fund

Notes (continued)

2. Investments (continued)

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following tables summarize the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Investment Companies	$91,328,492

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Dimensional U.S. Equity Fund—3

LVIP Dimensional/Vanguard Total Bond Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–1.99%
Money Market Fund–1.99%
*Lincoln Variable Insurance Products Trust– LVIP Money Market Fund	239,918	$2,399,177

Total Affiliated Investment Companies (Cost $2,399,177)		2,399,177

UNAFFILIATED INVESTMENT COMPANIES–97.95%
Fixed Income Funds–97.95%
**DFA Inflation-Protected Securities Portfolio	751,182	9,697,764
**DFA Intermediate Term Extended Quality Portfolio	1,542,593	16,999,379
**DFA Two-Year Global Fixed Income Portfolio	1,066,961	10,808,312
**DFA VA Global Bond Portfolio	755,043	8,433,831
**DFA VA Short Term Fixed Portfolio	1,287,275	13,207,443
Vanguard Long-Term Bond ETF	74,585	7,210,132

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
Vanguard Mortgage-Backed Securities ETF	273,212	$14,444,718
Vanguard Short-Term Corporate Bond ETF	29,930	2,404,277
Vanguard Total Bond Market ETF	410,197	34,928,275

Total Unaffiliated Investment Companies (Cost $115,465,323)		118,134,131

SHORT-TERM INVESTMENT–0.66%
Money Market Mutual Fund–0.66%
Dreyfus Treasury & Agency Cash Management Fund	795,919	795,919

Total Short-Term Investment (Cost $795,919)		795,919

TOTAL VALUE OF SECURITIES–100.60% (Cost $118,660,419)	121,329,227
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.60%)	(720,996)

NET ASSETS APPLICABLE TO 11,171,262 SHARES OUTSTANDING–100.00%	$120,608,231

*	Standard Class shares.
**	Institutional Class shares.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

VA–Variable Annuity

LVIP Dimensional/Vanguard Total Bond Fund—1

LVIP Dimensional/Vanguard Total Bond Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Dimensional/Vanguard Total Bond Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in other investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for the open tax year December 31, 2011, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$118,772,101

Aggregate unrealized appreciation	$2,673,303
Aggregate unrealized depreciation	(116,177)

Net unrealized appreciation	$2,557,126

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

LVIP Dimensional/Vanguard Total Bond Fund—2

LVIP Dimensional/Vanguard Total Bond Fund

Notes (continued)

2. Investments (continued)

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following tables summarize the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Investment Companies	$120,533,308
Short-Term Investment	795,919

Total	$121,329,227

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Dimensional/Vanguard Total Bond Fund—3

LVIP Vanguard Domestic Equity ETF Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–1.96%
Money Market Fund–1.96%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	163,671	$1,636,709
Total Affiliated Investment Companies (Cost $1,636,709)		1,636,709

UNAFFILIATED INVESTMENT COMPANIES–97.76%
Equity Funds–97.76%
Vanguard Dividend Appreciation ETF	138,809	8,284,121
Vanguard Mega Cap 300 Growth ETF	262,579	14,930,242
Vanguard Mega Cap 300 Value ETF	351,926	15,094,106
Vanguard Mid-Cap Growth Index Fund	49,353	3,343,666
Vanguard Mid-Cap Value Index Fund	86,359	5,001,050
Vanguard REIT ETF	61,547	3,998,708
Vanguard Small-Cap Growth ETF	28,599	2,523,576
Vanguard Small-Cap Value ETF	46,943	3,376,140

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Vanguard Total Stock Market ETF	305,754	$22,518,782
Vanguard Variable Insurance Fund– Small Company Growth Portfolio	126,747	2,514,652

Total Unaffiliated Investment Companies (Cost $73,783,935)		81,585,043

SHORT-TERM INVESTMENT–0.29%
Money Market Mutual Fund–0.29%
Dreyfus Treasury & Agency Cash Management Fund	237,941	237,941

Total Short-Term Investment (Cost $237,941)		237,941

TOTAL VALUE OF SECURITIES–100.01% (Cost $75,658,585)	83,459,693
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(7,152)

NET ASSETS APPLICABLE TO 7,960,105 SHARES OUTSTANDING–100.00%	$83,452,541

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

REIT–Real Estate Investment Trust

LVIP Vanguard Domestic Equity ETF Fund—1

LVIP Vanguard Domestic Equity ETF Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Vanguard Domestic Equity ETF Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in the other investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for the open tax year December 31, 2011, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$76,006,549

Aggregate unrealized appreciation	$7,801,108
Aggregate unrealized depreciation	(347,964)

Net unrealized appreciation	$7,453,144

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses, however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

At December 31, 2011, short-term losses of $2,673 will be carried forward under the Act.

LVIP Vanguard Domestic Equity ETF Fund—2

LVIP Vanguard Domestic Equity ETF Fund

Notes (continued)

2. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following tables summarize the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Investment Companies	$83,221,752
Short-Term Investment	237,941

Total	$83,459,693

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Vanguard Domestic Equity ETF Fund—3

LVIP Vanguard International Equity ETF Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–1.95%
Money Market Fund–1.95%
*Lincoln Variable Insurance Products Trust– LVIP Money Market Fund	230,550	$2,305,502

Total Affiliated Investment Companies (Cost $2,305,502)		2,305,502

UNAFFILIATED INVESTMENT COMPANIES–96.63%
International Equity Funds–96.63%
Vanguard FTSE All-World ex-U.S. ETF	405,436	17,417,531
Vanguard FTSE All-World ex-U.S. Small-Cap ETF	205,482	17,969,401
Vanguard Global ex-U.S. Real Estate ETF	115,521	5,941,245
Vanguard MSCI EAFE	699,505	22,992,729
Vanguard MSCI Emerging Markets ETF	284,423	11,874,660

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
Vanguard MSCI European ETF	203,994	$9,232,768
Vanguard MSCI Pacific ETF	384,613	19,369,111
Vanguard VA International Portfolio	551,665	9,472,096

Total Unaffiliated Investment Companies (Cost $117,622,193)		114,269,541

SHORT-TERM INVESTMENT–1.39%
Money Market Mutual Fund–1.39%
Dreyfus Treasury & Agency Cash Management Fund	1,647,133	1,647,133

Total Short-Term Investment (Cost $1,647,133)		1,647,133

TOTAL VALUE OF SECURITIES–99.97% (Cost $121,574,828)	118,222,176
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	36,140

NET ASSETS APPLICABLE TO 13,412,924 SHARES OUTSTANDING–100.00%	$118,258,316

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

VA–Variable Annuity

LVIP Vanguard International Equity ETF Fund—1

LVIP Vanguard International Equity ETF Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Vanguard International Equity ETF Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in other investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for the open tax year December 31, 2011, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$122,492,448

Aggregate unrealized appreciation	$1,077,931
Aggregate unrealized depreciation	(5,348,203)

Net unrealized depreciation	$(4,270,272)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

LVIP Vanguard International Equity ETF Fund—2

LVIP Vanguard International Equity ETF Fund

Notes (continued)

2. Investments (continued)

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following tables summarize the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Investment Companies	$116,575,043
Short-Term Investment	1,647,133

Total	$118,222,176

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Vanguard International Equity ETF Fund—3

LVIP Global Income Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Principal Amount°		Value (U.S. $)
ΔCORPORATE BONDS–9.24%
Germany–5.78%
Bayerische Landesbank 1.40% 4/22/13	JPY	1,200,000,000	$15,456,843
KFW
1.35% 1/20/14	JPY	1,500,000,000	19,537,435
2.05% 2/16/26	JPY	815,000,000	11,696,292
Landwirtschaftliche Rentenbank 1.50% 6/20/14	JPY	80,000,000	1,049,731

			47,740,301

Netherlands–2.05%
Bank Nederlandse Gemeenten 1.85% 11/7/16	JPY	1,100,000,000	14,944,674
•ING Bank 6.125% 5/29/23	EUR	1,500,000	1,975,764

			16,920,438

Norway–0.74%
Eksportfinans 1.60% 3/20/14	JPY	485,000,000	6,127,686

			6,127,686

United Kingdom–0.67%
HSBC Holdings
6.00% 6/10/19	EUR	2,380,000	3,517,267
6.25% 3/19/18	EUR	200,000	295,613
Lloyds TSB Bank 5.375% 9/3/19	EUR	1,100,000	1,682,665

			5,495,545

Total Corporate Bonds (Cost $72,434,767)			76,283,970

MUNICIPAL BONDS–0.17%
California State Taxable Build America Bonds
6.65% 3/1/22		35,000	42,097
7.625% 3/1/40		725,000	987,131
Illinois State 4.421% 1/1/15		340,000	360,512
Tulare, California Sewer Revenue Taxable Build America Bond 8.75% 11/15/44 (AGM)		5,000	6,138

Total Municipal Bonds (Cost $1,140,743)			1,395,878

ΔREGIONAL BONDS–2.18%
Australia–2.18%
New South Wales Treasury
5.25% 5/1/13	AUD	380,000	400,244
5.50% 8/1/13	AUD	3,765,000	3,991,640
5.50% 3/1/17	AUD	960,000	1,096,303

	Principal Amount°		Value (U.S. $)
ΔREGIONAL BONDS (continued)
Australia (continued)
Queensland Treasury
6.00% 8/14/13	AUD	1,370,000	$1,460,133
6.00% 8/21/13	AUD	6,335,000	6,752,233
6.00% 9/14/17	AUD	940,000	1,099,976
Western Australia Treasury 8.00% 6/15/13	AUD	2,954,000	3,175,312

Total Regional Bonds (Cost $16,804,237)			17,975,841

ΔSOVEREIGN BONDS–69.89%
Australia–0.27%
Australian Government 6.50% 5/15/13	AUD	1,335,000	1,415,771
#Australian Treasury Bill 3.32% 10/26/12	AUD	775,000	802,172

			2,217,943

Austria–2.06%
Republic of Austria
#144A 3.50% 7/15/15	EUR	5,000,000	7,008,277
#144A 6.25% 7/15/27	EUR	5,300,000	9,982,178

			16,990,455

Brazil–0.61%
Brazil Notas do Tesouro Nacional Serie B
6.00% 5/15/13	BRL	15,500	175,622
6.00% 5/15/15	BRL	146,500	1,741,294
6.00% 8/15/16	BRL	38,000	454,556
6.00% 8/15/18	BRL	36,000	441,513
6.00% 5/15/45	BRL	50,000	697,148
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/17	BRL	3,000,000	1,529,930

			5,040,063

Denmark–1.95%
Denmark Kingdom 3.125% 3/17/14	EUR	12,000,000	16,077,610

			16,077,610

Finland–2.15%
Finnish Government
3.50% 4/15/21	EUR	5,200,000	7,731,709
5.375% 7/4/13	EUR	7,500,000	10,029,067

			17,760,776

France–1.78%
France O.A.T. 5.50% 4/25/29	EUR	8,500,000	14,713,573

			14,713,573

Germany–2.48%
Bundesobligation 2.25% 4/11/14	EUR	1,550,000	2,060,380
Bundesschatzanweisungen 1.75% 6/14/13	EUR	220,709	287,079

LVIP Global Income Fund—1

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Germany (continued)
Deutschland Republic
2.50% 7/4/44	EUR	1,100,000	$1,497,343
3.25% 7/4/21	EUR	7,350,000	11,034,003
3.50% 7/4/19	EUR	970,000	1,462,456
3.75% 1/4/17	EUR	2,800,000	4,118,503

			20,459,764

Hungary–1.59%
Hungary Government
5.50% 2/12/14	HUF	57,400,000	256,209
5.50% 2/12/16	HUF	230,900,000	1,009,649
6.50% 6/24/19	HUF	37,300,000	164,551
6.75% 2/12/13	HUF	29,700,000	133,765
6.75% 8/22/14	HUF	169,600,000	771,524
6.75% 2/24/17	HUF	37,800,000	170,714
6.75% 11/24/17	HUF	169,840,000	766,411
7.00% 6/24/22	HUF	23,200,000	103,062
7.50% 10/24/13	HUF	23,200,000	105,866
7.50% 11/12/20	HUF	2,600,000	11,940
7.75% 8/24/15	HUF	4,100,000	18,988
8.00% 2/12/15	HUF	26,700,000	124,176
≠Hungary Treasury Bill 6.77% 7/24/13	HUF	12,200,000	52,269
Republic of Hungary
3.875% 2/24/20	EUR	490,000	557,514
4.375% 7/4/17	EUR	470,000	572,893
5.75% 6/11/18	EUR	500,000	641,324
6.00% 1/11/19	EUR	200,000	258,300
6.25% 1/29/20		4,182,000	4,557,878
6.375% 3/29/21		2,580,000	2,822,004

			13,099,037

Iceland–0.13%
#Republic of Iceland 144A 5.875% 5/11/22		950,000	1,037,420

			1,037,420

Indonesia–1.23%
Indonesia Government
10.00% 9/15/24	IDR	25,030,000,000	3,440,942
10.00% 2/15/28	IDR	7,040,000,000	990,462
11.00% 12/15/12	IDR	10,500,000,000	1,110,310
12.80% 6/15/21	IDR	29,990,000,000	4,570,705

			10,112,419

Ireland–4.25%
Irish Government
4.40% 6/18/19	EUR	1,384,000	1,742,992
4.50% 10/18/18	EUR	356,000	458,667
4.50% 4/18/20	EUR	2,446,000	3,055,115
4.60% 4/18/16	EUR	205,000	276,389
5.00% 10/18/20	EUR	9,009,000	11,588,477

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Ireland (continued)
Irish Government (continued)
5.40% 3/13/25	EUR	6,805,000	$8,758,949
5.50% 10/18/17	EUR	4,544,000	6,325,953
5.90% 10/18/19	EUR	2,137,000	2,915,167

			35,121,709

Israel–0.85%
Israel Government Bond-Shahar
3.50% 9/30/13	ILS	25,251,000	6,528,331
5.00% 3/31/13	ILS	1,860,000	493,104

			7,021,435

Japan–11.67%
Development Bank of Japan
1.60% 6/20/14	JPY	240,000,000	3,154,329
2.30% 3/19/26	JPY	70,000,000	1,041,224
Japan Government 10 Yr Bonds
1.00% 9/20/21	JPY	740,000,000	9,775,237
1.30% 6/20/20	JPY	780,000,000	10,606,500
1.40% 9/20/13	JPY	620,000,000	8,046,267
1.50% 9/20/18	JPY	970,000,000	13,318,623
1.70% 3/20/17	JPY	860,400,000	11,778,387
1.90% 6/20/16	JPY	325,000,000	4,439,446
Japan Government 20 Yr Bonds
1.90% 3/22/21	JPY	714,000,000	10,133,895
2.00% 9/20/25	JPY	652,500,000	9,284,377
2.10% 9/20/24	JPY	550,000,000	7,942,412
2.10% 12/20/26	JPY	328,000,000	4,682,212
Japan Government 30 Yr Bond 2.40% 12/20/34	JPY	150,000,000	2,160,859

			96,363,768

Malaysia–5.12%
Bank Negara Malaysia Monetary Notes
≠2.825% 10/18/12	MYR	1,890,000	617,577
≠2.829% 11/1/12	MYR	70,000	22,848
≠2.87% 3/14/13	MYR	1,490,000	481,101
≠2.87% 6/11/13	MYR	4,390,000	1,407,611
≠2.87% 7/11/13	MYR	1,910,000	611,053
≠2.87% 8/6/13	MYR	5,810,000	1,863,040
≠2.87% 8/27/13	MYR	3,130,000	997,615
≠2.88% 3/7/13	MYR	70,000	22,611
≠2.89% 1/22/13	MYR	25,000	8,105
≠2.90% 1/15/13	MYR	480,000	155,710
≠2.90% 9/5/13	MYR	10,000	3,183
≠2.90% 9/17/13	MYR	30,000	9,539
≠2.914% 9/26/13	MYR	890,000	283,106
≠2.948% 12/4/12	MYR	700,000	227,854
≠2.988% 10/9/12	MYR	135,000	44,146
≠2.99% 10/16/12	MYR	100,000	32,682
≠2.992% 10/23/12	MYR	135,000	44,094
≠3.003% 3/12/13	MYR	15,000	4,843
≠3.022% 11/22/12	MYR	330,000	107,525

LVIP Global Income Fund—2

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Malaysia (continued)
Bank Negara Malaysia Monetary Notes (continued)
≠3.026% 12/11/12	MYR	425,000	$138,259
≠5.659% 12/20/12	MYR	3,565,000	1,158,881
≠5.74% 8/15/13	MYR	7,130,000	2,275,157
≠5.78% 6/20/13	MYR	5,465,000	1,751,114
≠5.80% 5/2/13	MYR	15,530,000	4,994,349
≠8.59% 2/26/13	MYR	2,050,000	662,776
≠8.621% 7/25/13	MYR	2,285,000	730,272
≠8.651% 1/17/13	MYR	2,560,000	830,315
≠8.669% 5/23/13	MYR	3,480,000	1,117,345
≠8.772% 6/18/13	MYR	6,490,000	2,079,860
≠11.468% 2/19/13	MYR	3,200,000	1,035,167
≠11.48% 1/10/13	MYR	1,921,000	623,423
Malaysia Treasury Bills
≠2.87% 3/22/13	MYR	320,000	103,240
≠2.87% 5/31/13	MYR	140,000	44,923
≠2.891% 5/3/13	MYR	100,000	32,157
≠2.935% 1/25/13	MYR	290,000	93,997
Malaysian Government
3.21% 5/31/13	MYR	21,995,000	7,206,408
3.434% 8/15/14	MYR	765,000	251,924
3.461% 7/31/13	MYR	6,625,000	2,175,870
3.70% 5/15/13	MYR	1,815,000	596,389
3.702% 2/25/13	MYR	15,761,000	5,170,820
5.094% 4/30/14	MYR	6,745,000	2,276,149
8.00% 10/30/13	MYR	30,000	10,333

			42,303,371

Mexico–4.50%
Mexican Bonos
6.50% 6/10/21	MXN	143,000,000	12,154,345
7.00% 6/19/14	MXN	30,390,000	2,464,228
7.75% 12/14/17	MXN	24,000,000	2,102,818
8.00% 12/19/13	MXN	80,606,000	6,518,556
8.50% 12/13/18	MXN	63,000,000	5,780,680
9.00% 12/20/12	MXN	8,370,000	657,382
9.00% 6/20/13	MXN	58,485,000	4,688,287
9.50% 12/18/14	MXN	7,730,000	661,635
Mexican Udibonos
2.50% 12/10/20	MXN	35,999	308,674
3.50% 12/14/17	MXN	65,893	582,524
4.00% 6/13/19	MXN	45,707	424,767
4.50% 12/18/14	MXN	2,573,250	218,078
5.00% 6/16/16	MXN	64,980	586,460

			37,148,434

Norway–0.62%
≠Norwegian Treasury Bill 1.488% 3/20/13	NOK	29,500,000	5,113,622

			5,113,622

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Peru–0.02%
Peru Government 7.84% 8/12/20	PEN	427,000	$204,007

			204,007

Philippines–0.88%
Philippine Government Bonds
5.25% 1/7/13	PHP	14,700,000	356,903
6.25% 1/27/14	PHP	168,160,000	4,271,111
7.00% 1/27/16	PHP	10,500,000	279,016
8.75% 3/3/13	PHP	38,480,000	953,491
9.125% 9/4/16	PHP	6,310,000	178,454
Philippine Treasury Bills
≠1.318% 2/20/13	PHP	6,140,000	146,784
≠1.675% 10/31/12	PHP	1,060,000	25,414
≠1.693% 8/22/13	PHP	6,750,000	159,878
≠1.73% 1/9/13	PHP	1,150,000	27,536
≠1.732% 9/4/13	PHP	11,050,000	260,247
≠1.915% 10/17/12	PHP	280,000	6,716
≠1.916% 5/14/13	PHP	170,000	4,040
≠2.069% 4/17/13	PHP	480,000	11,439
≠2.069% 5/2/13	PHP	200,000	4,753
≠2.152% 3/6/13	PHP	16,190,000	386,614
≠2.191% 3/20/13	PHP	3,280,000	78,304
≠3.204% 7/24/13	PHP	3,850,000	91,385

			7,242,085

Poland–8.61%
Poland Government 5.75% 10/25/21	PLN	22,600,000	7,610,820
Poland Government Bonds
^1.571% 10/25/12	PLN	4,880,000	1,519,293
^4.321% 1/25/13	PLN	22,754,000	7,013,136
^4.577% 1/25/14	PLN	3,725,000	1,103,621
^4.759% 7/25/14	PLN	910,000	264,695
5.00% 10/24/13	PLN	36,445,000	11,489,586
^5.163% 7/25/13	PLN	6,695,000	2,025,449
5.25% 4/25/13	PLN	13,780,000	4,326,562
5.25% 10/25/17	PLN	14,000,000	4,576,531
5.25% 10/25/20	PLN	40,900,000	13,357,100
5.50% 4/25/15	PLN	1,245,000	401,806
5.50% 10/25/19	PLN	17,850,000	5,929,396
5.75% 4/25/14	PLN	30,375,000	9,728,136
6.25% 10/24/15	PLN	2,680,000	887,581
Republic of Poland 6.375% 7/15/19		680,000	842,350

			71,076,062

Republic of Korea–6.67%
Korea Monetary Stabilization Bonds
^3.252% 12/18/12	KRW	258,810,000	232,596
3.28% 6/9/13	KRW	4,949,930,000	4,459,684
3.28% 6/2/14	KRW	1,190,490,000	1,077,582
3.38% 5/9/13	KRW	1,035,000,000	932,608
3.47% 2/2/14	KRW	683,260,000	619,060

LVIP Global Income Fund—3

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Republic of Korea (continued)
Korea Monetary Stabilization Bonds (continued)
3.48% 12/2/13	KRW	496,910,000	$449,765
3.59% 10/2/13	KRW	289,860,000	262,341
3.59% 4/2/14	KRW	7,504,180,000	6,817,526
3.76% 6/2/13	KRW	165,630,000	149,680
3.83% 4/2/13	KRW	103,520,000	93,434
3.90% 8/2/13	KRW	4,010,560,000	3,634,522
Korea Treasury Bonds
3.00% 12/10/13	KRW	21,297,430,000	19,174,591
3.75% 6/10/13	KRW	7,864,150,000	7,107,951
4.25% 12/10/12	KRW	8,122,000,000	7,312,455
5.25% 3/10/13	KRW	3,021,000,000	2,741,556

			55,065,351

Republic of Lithuania–0.49%
Lithuania Government International Bonds
#144A 6.125% 3/9/21		1,640,000	1,963,900
#144A 6.75% 1/15/15		660,000	729,300
#144A 7.375% 2/11/20		1,060,000	1,351,500

			4,044,700

Republic of Vietnam–0.10%
#Republic of Vietnam 144A
6.75% 1/29/20		760,000	847,400

			847,400

Russia–0.33%
Russian-Eurobond
#144A 7.50% 3/31/30		1,875,650	2,371,760
7.50% 3/31/30		309,925	391,895

			2,763,655

Serbia–0.18%
#Republic of Serbia 144A
7.25% 9/28/21		1,390,000	1,480,350

			1,480,350

Singapore–2.13%
Singapore Government Bonds
0.25% 2/1/14	S GD	7,010,000	5,711,098
1.625% 4/1/13	S GD	6,420,000	5,266,168
2.50% 10/1/12	S GD	520,000	423,746
Singapore Treasury Bills
≠0.181% 10/25/12	S GD	586,000	477,446
≠0.191% 1/24/13	S GD	845,000	687,917
≠0.201% 10/11/12	S GD	1,130,000	920,775
≠0.231% 1/10/13	S GD	1,130,000	920,037
≠0.471% 5/2/13	S GD	2,960,000	2,408,123
≠0.527% 11/1/12	S GD	950,000	773,979

			17,589,289

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
South Africa–1.45%
South Africa Government 10.50% 12/21/26	ZAR	37,000,000	$5,628,192
South Africa Government Bonds 8.25% 9/15/17	ZAR	48,000,000	6,360,170

			11,988,362

Sweden–3.78%
Kommuninvest I Sverige 1.75% 10/8/12	SEK	2,480,000	377,680
Sweden Government
1.50% 8/30/13	SEK	42,890,000	6,579,282
3.50% 6/1/22	SEK	38,500,000	6,933,711
4.50% 8/12/15	SEK	31,500,000	5,297,259
5.50% 10/8/12	SEK	44,050,000	6,712,656
6.75% 5/5/14	SEK	14,270,000	2,380,911
Sweden Treasury Bills
≠0.825% 3/20/13	SEK	13,550,000	2,055,383
≠0.877% 12/19/12	SEK	5,700,000	866,484

			31,203,366

Ukraine–1.98%
Financing of Infrastrucural Projects State Enterprise
#144A 7.40% 4/20/18		200,000	178,375
#144A 8.375% 11/3/17		100,000	93,000
Ukraine Government
#144A 4.95% 10/13/15	EUR	100,000	118,867
#144A 6.25% 6/17/16		1,090,000	1,052,700
#144A 6.58% 11/21/16		1,028,000	994,076
#144A 6.75% 11/14/17		1,790,000	1,718,400
#144A 7.65% 6/11/13		100,000	100,900
#144A 7.75% 9/23/20		3,443,000	3,421,344
#144A 7.95% 2/23/21		3,670,000	3,674,294
#144A 9.25% 7/24/17		4,690,000	4,950,107

			16,302,063

United Kingdom–1.97%
United Kingdom Gilt
4.75% 9/7/15	GBP	3,300,000	6,031,326
5.00% 3/7/18	GBP	2,100,000	4,156,904
5.00% 3/7/25	GBP	2,800,000	6,071,390

			16,259,620

Venezuela–0.04%
Venezuela Government International Bond 10.75% 9/19/13		300,000	309,000

			309,000

Total Sovereign Bonds (Cost $554,894,896)			576,956,709

LVIP Global Income Fund—4

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
SUPRANATIONAL BANKS–8.21%
Asian Development Bank 2.35% 6/21/27	JPY	1,070,000,000	$15,958,300
European Investment Bank
1.40% 6/20/17	JPY	1,280,000,000	17,350,198
1.90% 1/26/26	JPY	50,000,000	676,853
International Bank for Reconstruction & Development 3.50% 11/12/14	SEK	111,000,000	17,735,067
Nordic Investment Bank 1.70% 4/27/17	JPY	1,160,000,000	16,048,235

Total Supranational Banks (Cost $62,845,126)			67,768,653

SHORT-TERM INVESTMENTS–8.87%
≠Discount Note–1.64%
Federal Farm Credit 0.01% 10/1/12		5,000,000	5,000,000

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
≠Discount Note (continued)
Federal Home Loan Bank 0.001% 10/1/12	8,495,000	$8,495,000

		13,495,000

	Number of Shares
Money Market Mutual Fund–7.23%
Dreyfus Treasury & Agency Cash Management Fund	59,688,235	59,688,235

		59,688,235

Total Short Term Investments (Cost $73,183,235)		73,183,235

TOTAL VALUE OF SECURITIES–98.56% (Cost $781,303,004)	813,564,286
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.44%	11,905,703

NET ASSETS APPLICABLE TO 68,981,511 SHARES OUTSTANDING–100.00%	$825,469,989

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2012, the aggregate value of Rule 144A securities was $43,074,146, which represents 5.22% of the Fund’s net assets. See Note 4 in “Notes.”

Δ Securities have been classified by country of origin.

• Variable rate security. The rate shown is the rate as of September 30, 2012. Interest rates reset periodically.

« Includes foreign currency valued at $5,201,687 with a cost of $5,151,430.

^ Zero coupon security. The rate shown is the yield at the time of purchase.

≠ The rate shown is the effective yield at the time of purchase.

° Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

The following foreign currency exchange contracts and foreign cross currency exchange contracts were outstanding at September 30, 2012:1

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	CLP	46,970,000	USD	88,598	12/6/12	$10,881
BCLY	CLP	64,000,000	USD	(129,110)	2/13/13	6,790
BCLY	CLP	173,000,000	USD	(347,485)	3/1/13	20,044
BCLY	EUR	(2,359,818)	SEK	21,800,000	11/16/12	280,783
BCLY	EUR	(71,749)	USD	98,590	10/24/12	6,365
BCLY	EUR	(545,488)	USD	756,810	10/25/12	55,639
BCLY	EUR	(767,000)	USD	1,062,134	10/26/12	76,221
BCLY	EUR	(174,440)	USD	240,483	11/5/12	16,232
BCLY	EUR	(110,916)	USD	152,526	11/8/12	9,933
BCLY	EUR	(81,717)	USD	111,491	11/15/12	6,428
BCLY	EUR	(22,847)	USD	31,320	11/19/12	1,944
BCLY	EUR	(81,085)	USD	110,032	11/21/12	5,776
BCLY	EUR	(292,994)	USD	397,681	11/23/12	20,949

LVIP Global Income Fund—5

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BCLY	EUR	(1,775,073)	USD	2,190,041	2/4/13	$(94,305)
BCLY	EUR	(108,000)	USD	143,316	2/11/13	4,320
BCLY	EUR	(384,227)	USD	509,677	3/7/13	15,049
BCLY	EUR	(608,514)	USD	800,135	3/11/13	16,740
BCLY	EUR	(233,016)	USD	305,810	3/15/13	5,815
BCLY	EUR	(145,209)	USD	192,750	3/21/13	5,790
BCLY	EUR	(396,801)	USD	529,630	4/5/13	18,653
BCLY	EUR	(273,608)	USD	363,434	4/16/13	11,054
BCLY	EUR	(390,401)	USD	513,455	4/19/13	10,641
BCLY	EUR	(60,000)	USD	79,311	5/7/13	2,019
BCLY	EUR	(343,382)	USD	435,117	5/15/13	(7,269)
BCLY	EUR	(251,515)	USD	324,404	5/16/13	369
BCLY	EUR	(7,028,355)	USD	8,985,735	5/21/13	(69,637)
BCLY	EUR	(413,335)	USD	529,193	5/22/13	(3,356)
BCLY	EUR	(1,000,189)	USD	1,252,605	6/5/13	(36,261)
BCLY	EUR	(267,128)	USD	334,257	6/6/13	(9,974)
BCLY	EUR	(228,000)	USD	279,368	7/16/13	(14,572)
BCLY	EUR	(357,000)	USD	439,449	7/18/13	(20,811)
BCLY	EUR	(268,000)	USD	330,980	7/19/13	(14,541)
BCLY	EUR	(59,984)	USD	74,150	7/30/13	(3,194)
BCLY	EUR	(97,592)	USD	120,088	8/1/13	(5,752)
BCLY	EUR	(258,114)	USD	319,092	8/5/13	(13,747)
BCLY	EUR	(627,000)	USD	778,273	8/16/13	(30,345)
BCLY	EUR	(705,000)	USD	869,459	8/19/13	(39,784)
BCLY	EUR	(627,000)	USD	776,163	8/20/13	(32,491)
BCLY	EUR	(251,004)	USD	314,307	8/23/13	(9,429)
BCLY	EUR	(97,013)	USD	122,814	8/25/13	(2,313)
BCLY	EUR	(263,450)	USD	330,061	8/26/13	(9,739)
BCLY	EUR	(94,794)	USD	121,685	9/2/13	(590)
BCLY	EUR	(270,158)	USD	349,760	9/4/13	1,273
BCLY	EUR	(217,446)	USD	283,748	9/10/13	3,238
BCLY	EUR	(1,180,000)	USD	1,535,475	9/12/13	13,213
BCLY	JPY	(5,297,000)	USD	68,667	11/13/12	744
BCLY	JPY	(12,889,000)	USD	167,173	11/14/12	1,896
BCLY	JPY	(37,115,000)	USD	487,074	11/19/12	11,125
BCLY	JPY	(41,691,000)	USD	547,845	11/21/12	13,207
BCLY	JPY	(30,700,000)	USD	402,517	1/11/13	8,549
BCLY	JPY	(35,290,000)	USD	461,639	1/15/13	8,748
BCLY	JPY	(49,760,000)	USD	644,476	1/28/13	5,794
BCLY	JPY	(26,900,000)	USD	343,638	2/27/13	(1,743)
BCLY	JPY	(60,393,560)	USD	726,041	3/25/13	(49,601)
BCLY	JPY	(25,100,000)	USD	310,567	4/22/13	(11,934)
BCLY	JPY	(47,109,000)	USD	595,036	6/28/13	(10,889)
BCLY	JPY	(13,360,000)	USD	170,669	8/9/13	(1,283)
BCLY	JPY	(11,394,000)	USD	144,137	8/22/13	(2,542)
BCLY	JPY	(34,125,000)	USD	433,113	8/26/13	(6,216)
BCLY	JPY	(24,430,094)	USD	313,206	9/5/13	(1,359)
BCLY	SGD	135,752	USD	(109,416)	2/13/13	1,206
BCLY	SGD	394,000	USD	(316,542)	2/19/13	4,520
CITI	CLP	509,600,000	USD	(980,000)	11/16/12	97,868
CITI	EUR	(213,050)	USD	296,602	10/26/12	22,744
CITI	EUR	(126,500)	USD	164,403	1/28/13	1,622
CITI	EUR	(45,000)	USD	58,856	2/8/13	943
CITI	EUR	(2,897,361)	USD	3,810,580	3/8/13	80,669

LVIP Global Income Fund—6

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
CITI	EUR	(162,300)	USD	213,122	3/19/13	$4,160
CITI	EUR	(319,130)	USD	421,047	3/26/13	10,136
CITI	EUR	(246,556)	USD	325,929	5/7/13	8,314
CITI	EUR	(625,871)	USD	815,560	5/13/13	9,256
CITI	EUR	(114,169)	USD	142,503	8/8/13	(4,723)
CITI	EUR	(32,800)	USD	40,991	8/9/13	(1,307)
CITI	JPY	(105,000,000)	USD	1,377,899	10/22/12	31,730
CITI	JPY	(5,392,769)	USD	69,619	11/8/12	471
CITI	JPY	(15,350,000)	USD	201,206	1/10/13	4,224
CITI	JPY	(24,520,467)	USD	297,795	3/15/13	(17,090)
CITI	JPY	(34,641,000)	USD	416,859	3/19/13	(28,010)
CITI	JPY	(25,100,000)	USD	310,467	4/22/13	(12,034)
CITI	JPY	(36,565,000)	USD	460,870	5/10/13	(9,073)
CITI	JPY	(18,273,000)	USD	229,929	5/14/13	(4,936)
CITI	JPY	(11,693,000)	USD	147,902	6/14/13	(2,462)
CITI	JPY	(13,360,000)	USD	170,717	8/9/13	(1,235)
CITI	JPY	(22,764,000)	USD	287,988	8/23/13	(5,065)
CSFB	EUR	(82,000)	USD	108,269	5/7/13	2,636
CSFB	JPY	(170,648,500)	USD	2,160,490	5/29/13	(33,387)
CSFB	SGD	1,390,000	USD	(1,104,753)	3/26/13	27,952
DB	CLP	376,500,000	USD	(700,856)	1/4/13	97,678
DB	CLP	35,450,000	USD	(67,255)	1/9/13	7,944
DB	CLP	49,800,000	USD	(94,479)	1/10/13	11,162
DB	CLP	35,800,000	USD	(70,818)	2/6/13	5,185
DB	CLP	64,100,000	USD	(129,104)	2/11/13	7,001
DB	CLP	63,300,000	USD	(127,231)	2/15/13	7,191
DB	CLP	54,420,000	USD	(108,514)	2/25/13	7,084
DB	CLP	36,980,000	USD	(73,222)	2/26/13	5,333
DB	CLP	45,700,000	USD	(90,837)	2/28/13	6,247
DB	CLP	45,700,000	USD	(91,118)	3/1/13	5,970
DB	CLP	10,100,000	USD	(20,176)	3/4/13	1,283
DB	CLP	10,100,000	USD	(20,312)	3/6/13	1,148
DB	CLP	595,612,500	USD	(1,189,322)	5/10/13	77,654
DB	EUR	(457,597)	PLN	2,120,000	1/9/13	65,523
DB	EUR	(904,516)	PLN	3,846,000	8/19/13	(2,904)
DB	EUR	(358,143)	PLN	1,518,347	8/22/13	(2,635)
DB	EUR	(544,745)	PLN	2,347,851	8/25/13	7,409
DB	EUR	(969,782)	PLN	4,140,000	9/2/13	220
DB	EUR	(775,000)	USD	1,075,018	10/29/12	78,791
DB	EUR	(416,044)	USD	586,543	10/31/12	51,726
DB	EUR	(24,586)	USD	34,198	11/2/12	2,592
DB	EUR	(187,000)	USD	258,103	11/5/12	17,705
DB	EUR	(143,000)	USD	197,025	11/7/12	13,188
DB	EUR	(388,000)	USD	478,484	11/20/12	(20,391)
DB	EUR	(564,000)	USD	710,781	11/29/12	(14,460)
DB	EUR	(400,000)	USD	538,360	12/3/12	23,978
DB	EUR	(590,000)	USD	789,479	12/13/12	30,666
DB	EUR	(5,337,821)	USD	6,960,519	12/17/12	95,061
DB	EUR	(1,267,675)	USD	1,648,218	1/7/13	17,339
DB	EUR	(1,898,000)	USD	2,508,207	2/11/13	65,482
DB	EUR	(471,000)	USD	628,031	2/27/13	21,750
DB	EUR	(3,999,148)	USD	5,384,853	3/1/13	236,948
DB	EUR	(14,360,000)	USD	18,152,476	3/4/13	(333,038)
DB	EUR	(2,770,000)	USD	3,646,123	3/8/13	80,170

LVIP Global Income Fund—7

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
DB	EUR	(2,121,000)	USD	2,817,197	3/12/13	$86,614
DB	EUR	(269,000)	USD	354,838	3/26/13	8,474
DB	EUR	(77,628)	USD	103,727	3/28/13	3,771
DB	EUR	(253,178)	USD	337,591	4/2/13	11,574
DB	EUR	(620,000)	USD	828,109	4/4/13	29,718
DB	EUR	(780,573)	USD	1,023,846	4/11/13	18,602
DB	EUR	(7,360,000)	USD	9,707,104	4/15/13	228,260
DB	EUR	(193,000)	USD	254,664	4/23/13	6,079
DB	EUR	(97,000)	USD	127,848	5/8/13	2,891
DB	EUR	(60,000)	USD	78,309	5/10/13	1,014
DB	EUR	(606,438)	USD	787,884	5/13/13	6,616
DB	EUR	(311,000)	USD	393,648	5/15/13	(7,019)
DB	EUR	(124,000)	USD	159,011	5/20/13	(749)
DB	EUR	447,127	USD	(564,620)	5/21/13	11,461
DB	EUR	(207,300)	USD	259,457	5/28/13	(7,651)
DB	EUR	(476,300)	USD	604,187	6/1/13	(9,557)
DB	EUR	(80,070)	USD	99,602	6/5/13	(3,579)
DB	EUR	(6,318,000)	USD	7,949,679	6/13/13	(192,566)
DB	EUR	(196,000)	USD	241,561	7/22/13	(11,142)
DB	EUR	(39,900)	USD	48,678	7/25/13	(2,767)
DB	EUR	(9,978)	USD	12,177	7/29/13	(689)
DB	EUR	(7,532,606)	USD	9,349,684	7/31/13	(363,092)
DB	EUR	(4,453)	USD	5,597	8/17/13	(146)
DB	EUR	(396,000)	USD	490,395	8/20/13	(20,334)
DB	EUR	(476,300)	USD	611,760	9/1/13	(2,617)
DB	EUR	(376,000)	USD	487,112	9/10/13	2,063
DB	GBP	826,811	USD	(1,310,000)	11/16/12	25,014
DB	INR	7,442,000	USD	(144,073)	10/29/12	(4,361)
DB	INR	15,716,000	USD	(305,522)	10/31/12	(10,583)
DB	INR	71,318,400	USD	(1,360,000)	11/19/12	(26,019)
DB	INR	3,790,000	USD	(67,055)	11/26/12	3,749
DB	INR	2,680,000	USD	(47,279)	12/6/12	2,698
DB	INR	198,968,000	USD	(3,677,884)	12/31/12	16,077
DB	JPY	(29,985,000)	USD	392,664	11/16/12	8,157
DB	JPY	(28,991,000)	USD	381,330	1/7/13	9,309
DB	JPY	(15,400,000)	USD	201,782	1/15/13	4,147
DB	JPY	(41,390,576)	USD	535,405	1/28/13	4,147
DB	JPY	(5,937,630)	USD	76,886	2/15/13	660
DB	JPY	(24,447,000)	USD	309,064	5/13/13	(5,150)
DB	JPY	(13,360,000)	USD	171,212	8/12/13	(749)
DB	JPY	(25,363,000)	USD	323,938	8/19/13	(2,553)
DB	JPY	(11,260,000)	USD	142,541	8/23/13	(2,415)
DB	KRW	1,022,000,000	USD	(868,346)	6/27/13	38,691
DB	MXN	75,560,000	USD	(5,717,875)	10/11/12	143,394
DB	MXN	17,699,475	USD	(1,227,000)	6/14/13	112,865
DB	MYR	2,161,515	USD	(701,631)	3/18/13	(2,313)
DB	MYR	347,000	USD	(110,950)	3/26/13	1,264
DB	MYR	66,000	USD	(21,161)	9/10/13	0
DB	PHP	6,490,000	USD	(149,024)	10/4/12	6,684
DB	PHP	7,760,000	USD	(178,186)	10/5/12	7,988
DB	PHP	6,370,000	USD	(146,353)	10/9/12	6,459
DB	PHP	5,097,000	USD	(117,092)	10/11/12	5,176
DB	PHP	1,518,000	USD	(34,777)	10/12/12	1,637
DB	PHP	1,434,000	USD	(32,837)	10/19/12	1,556

LVIP Global Income Fund—8

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
DB	PHP	5,734,000	USD	(131,333)	10/22/12	$6,182
DB	PHP	10,300,000	USD	(238,205)	11/14/12	8,680
DB	PHP	1,417,000	USD	(32,353)	1/22/13	1,560
DB	PHP	17,056,000	USD	(395,272)	1/31/13	12,857
DB	PHP	7,500,000	USD	(174,281)	2/4/13	5,171
DB	PHP	5,895,000	USD	(141,022)	9/8/13	(1,077)
DB	PLN	4,423,065	USD	(1,282,048)	7/31/13	58,326
DB	SEK	50,550,900	USD	(7,273,542)	7/31/13	361,885
DB	SGD	1,680,992	USD	(1,310,000)	11/19/12	59,769
DB	SGD	484,000	USD	(389,851)	2/7/13	4,548
DB	SGD	592,000	USD	(471,713)	2/19/13	10,696
DB	SGD	399,000	USD	(319,123)	2/25/13	6,015
DB	SGD	249,500	USD	(198,979)	2/28/13	4,334
DB	SGD	731,900	USD	(577,983)	3/19/13	18,437
DB	SGD	788,000	USD	(628,289)	3/21/13	13,847
DB	SGD	1,296,568	USD	(1,020,357)	5/15/13	36,434
DB	SGD	401,000	USD	(321,211)	8/26/13	5,776
GSC	EUR	(203,000)	USD	252,096	8/12/13	(9,694)
HSBC	EUR	(94,000)	USD	123,775	3/8/13	2,764
HSBC	EUR	(461,000)	USD	607,321	4/10/13	13,639
HSBC	EUR	(799,545)	USD	1,057,818	4/16/13	28,083
HSBC	EUR	(1,630,646)	USD	2,092,527	5/24/13	(8,478)
HSBC	EUR	(1,775,000)	USD	2,196,296	8/2/13	(92,495)
HSBC	EUR	(520,000)	USD	668,970	9/13/13	(1,865)
HSBC	INR	7,616,000	USD	(147,670)	10/29/12	(4,692)
HSBC	INR	11,346,000	USD	(220,525)	10/31/12	(7,596)
HSBC	INR	40,597,250	USD	(719,038)	11/26/12	39,390
HSBC	INR	15,600,000	USD	(301,398)	2/6/13	(13,532)
HSBC	INR	6,800,000	USD	(132,003)	2/7/13	(6,544)
HSBC	INR	11,200,000	USD	(220,000)	2/8/13	(13,395)
HSBC	INR	90,817,000	USD	(1,621,587)	5/10/13	30,265
HSBC	JPY	(7,824,000)	USD	102,502	11/19/12	2,170
HSBC	JPY	(50,970,000)	USD	666,803	1/15/13	12,683
HSBC	JPY	(53,562,442)	USD	692,316	1/28/13	4,829
HSBC	JPY	(19,870,000)	USD	259,739	2/12/13	4,660
HSBC	JPY	(36,590,000)	USD	464,340	2/22/13	(5,430)
HSBC	JPY	(53,500,000)	USD	669,105	3/1/13	(17,821)
HSBC	JPY	(51,004,000)	USD	646,439	8/20/13	(10,131)
HSBC	JPY	(22,597,000)	USD	286,190	8/23/13	(4,713)
HSBC	KRW	1,025,000,000	USD	(902,448)	9/10/13	4,970
HSBC	MXN	29,567,420	USD	(2,204,599)	3/8/13	55,665
HSBC	MYR	6,530,157	USD	(2,123,000)	3/11/13	(9,433)
HSBC	MYR	2,768,508	USD	(903,000)	3/15/13	(7,145)
HSBC	MYR	165,000	USD	(52,785)	3/26/13	573
HSBC	MYR	249,000	USD	(79,872)	9/10/13	(37)
HSBC	PHP	10,000,000	USD	(227,816)	10/3/12	12,109
HSBC	PHP	5,206,000	USD	(118,101)	10/4/12	6,801
HSBC	PHP	7,762,000	USD	(174,974)	10/5/12	11,248
HSBC	PHP	7,657,000	USD	(176,059)	10/11/12	7,618
HSBC	PHP	2,531,000	USD	(58,004)	10/15/12	2,705
HSBC	PHP	5,502,000	USD	(127,594)	10/19/12	4,365
HSBC	PHP	5,502,000	USD	(126,909)	1/28/13	4,755
HSBC	PHP	4,700,000	USD	(109,267)	2/4/13	3,190
HSBC	PHP	4,000,000	USD	(92,950)	2/6/13	2,754

LVIP Global Income Fund—9

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
HSBC	PHP	12,500,000	USD	(298,059)	9/15/13	$(1,401)
HSBC	SGD	484,000	USD	(389,694)	2/7/13	4,705
HSBC	SGD	834,400	USD	(672,361)	2/14/13	7,573
HSBC	SGD	3837,000	USD	(662,341)	3/19/13	19,724
HSBC	SGD	630,000	USD	(502,232)	3/21/13	11,151
HSBC	SGD	296,000	USD	(237,734)	8/15/13	3,622
HSBC	SGD	296,000	USD	(237,751)	8/19/13	3,609
JPMC	CLP	61,100,000	USD	(123,684)	2/21/13	6,089
JPMC	CLP	103,600,000	USD	(207,407)	2/22/13	12,640
JPMC	CLP	66,100,000	USD	(131,831)	2/28/13	8,591
JPMC	CLP	61,600,000	USD	(123,447)	3/21/13	7,496
JPMC	CLP	600,075,000	USD	(1,198,951)	5/9/13	77,503
JPMC	CLP	3,644,767,200	USD	(7,332,062)	8/25/13	430,837
JPMC	EUR	(107,000)	USD	141,219	2/19/13	3,498
JPMC	EUR	(566,000)	USD	743,130	4/12/13	14,211
JPMC	EUR	(108,077)	USD	143,029	4/23/13	3,826
JPMC	EUR	(1,774,000)	USD	2,202,598	7/31/13	(84,852)
JPMC	EUR	(784,000)	USD	974,489	8/20/13	(36,652)
JPMC	EUR	(51,000)	USD	65,790	9/3/13	4
JPMC	IDR	376,000,000	USD	(38,883)	12/17/12	(25)
JPMC	INR	998,000	USD	(17,858)	10/19/12	918
JPMC	INR	47,060,000	USD	(862,221)	11/29/12	16,472
JPMC	INR	5,400,000	USD	(104,189)	2/6/13	(4,543)
JPMC	JPY	(14,973,000)	USD	195,969	11/19/12	3,961
JPMC	JPY	(24,468,902)	USD	316,668	12/27/12	2,713
JPMC	JPY	(11,030,000)	USD	142,931	2/15/13	1,330
JPMC	JPY	(36,600,000)	USD	461,684	2/25/13	(8,230)
JPMC	JPY	(53,600,000)	USD	670,839	3/1/13	(17,372)
JPMC	JPY	(11,418,000)	USD	144,655	8/20/13	(2,328)
JPMC	JPY	(22,716,000)	USD	288,164	8/26/13	(4,284)
JPMC	JPY	(5,819,000)	USD	75,140	9/13/13	204
JPMC	MYR	1,654,020	USD	(540,000)	3/12/13	(4,687)
JPMC	PHP	2,050,000	USD	(46,997)	10/9/12	2,181
JPMC	PHP	2,543,000	USD	(58,299)	10/11/12	2,703
JPMC	PHP	3,704,000	USD	(85,642)	10/12/12	3,209
JPMC	PHP	7,297,000	USD	(167,379)	10/15/12	7,648
JPMC	PHP	2,879,000	USD	(66,291)	10/22/12	2,754
JPMC	PHP	2,949,000	USD	(68,516)	10/29/12	2,197
JPMC	PHP	5,656,000	USD	(129,286)	1/22/13	6,079
JPMC	PHP	2,900,000	USD	(67,505)	2/7/13	1,879
JPMC	SGD	530,000	USD	(434,142)	3/19/13	(2,248)
JPMC	SGD	518,000	USD	(423,479)	9/10/13	(1,060)
MNB	CLP	24,670,000	USD	(46,812)	12/6/12	5,437
MNB	EUR	(31,539,851)	USD	40,562,204	10/4/12	29,456
MNB	EUR	(12,993,896)	USD	16,031,520	10/31/12	(671,897)
MNB	EUR	(395,000)	USD	531,947	12/12/12	23,934
MNB	EUR	(268,385)	USD	330,339	7/23/13	(15,694)
MNB	GBP	10,073,724	USD	(16,326,434)	10/4/12	(58,677)
MNB	GBP	10,100,000	USD	(15,885,154)	10/31/12	423,679
MNB	JPY	208,950,482	USD	(2,691,353)	10/4/12	(12,880)
MNB	JPY	(32,332,000)	USD	410,279	7/2/13	(5,608)
MNB	SEK	80,967,221	USD	(12,346,893)	10/4/12	(19,165)
MNB	SGD	963,000	USD	(774,913)	2/8/13	9,811
MNB	ZAR	102,323,043	USD	(12,490,453)	10/4/12	(206,937)

LVIP Global Income Fund—10

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MSC	CLP	509,384,400	USD	(980,000)	11/16/12	$97,412
MSC	CLP	60,541,000	USD	(114,553)	1/7/13	13,863
MSC	CLP	126,200,000	USD	(239,696)	1/14/13	28,045
MSC	CLP	113,510,000	USD	(225,207)	2/4/13	15,761
MSC	CLP	55,740,000	USD	(112,834)	2/11/13	5,520
MSC	CLP	149,750,000	USD	(303,445)	2/13/13	14,541
MSC	CLP	130,370,000	USD	(260,298)	2/25/13	16,634
MSC	CLP	81,300,000	USD	(162,600)	2/27/13	10,107
MSC	CLP	42,500,000	USD	(83,089)	3/11/13	7,227
MSC	CLP	64,400,000	USD	(125,990)	5/13/13	11,005
MSC	EUR	(260,090)	NOK	2,063,900	11/26/12	24,995
MSC	EUR	(1,868,339)	NOK	14,375,000	5/29/13	79,008
MSC	EUR	(295,046)	PLN	1,328,000	5/24/13	24,584
MSC	EUR	(392,000)	USD	481,172	11/14/12	(22,812)
MSC	EUR	(267,000)	USD	351,293	3/8/13	7,571
MSC	EUR	(390,000)	USD	502,585	3/28/13	411
MSC	EUR	(60,000)	USD	79,202	5/7/13	1,910
MSC	EUR	(788,000)	USD	965,670	7/16/13	(50,230)
MSC	EUR	(1,139,000)	USD	1,403,789	7/22/13	(64,725)
MSC	JPY	(9,000,000)	USD	115,104	11/14/12	(304)
MSC	JPY	(256,633,500)	USD	3,321,171	12/17/12	28,910
MSC	JPY	(52,074,000)	USD	680,470	2/12/13	11,978
MSC	JPY	(48,880,000)	USD	589,756	3/19/13	(37,974)
MSC	JPY	(328,879,680)	USD	4,088,865	4/16/13	(136,397)
MSC	JPY	(12,000,000)	USD	154,309	7/25/13	(103)
MSC	PHP	2,330,000	USD	(53,935)	10/29/12	1,935
MSC	SGD	1,389,200	USD	(1,098,182)	3/26/13	33,872
UBS	EUR	(218,500)	NOK	1,722,000	11/8/12	19,197
UBS	EUR	(387,618)	NOK	3,078,000	11/26/12	37,621
UBS	EUR	(115,509)	NOK	910,000	12/3/12	9,898
UBS	EUR	(170,000)	USD	226,529	10/5/12	8,055
UBS	EUR	(275,000)	USD	365,365	10/9/12	11,937
UBS	EUR	(270,000)	USD	361,800	10/11/12	14,791
UBS	EUR	(1,929,000)	USD	2,685,168	10/29/12	205,527
UBS	EUR	(107,800)	USD	134,599	12/7/12	(4,034)
UBS	EUR	(658,000)	USD	841,648	1/11/13	(4,914)
UBS	EUR	(34,000)	USD	44,452	2/8/13	695
UBS	EUR	(107,000)	USD	141,331	2/19/13	3,610
UBS	EUR	(115,000)	USD	152,051	2/21/13	4,030
UBS	EUR	(230,000)	USD	301,546	4/11/13	5,346
UBS	EUR	(3,415,000)	USD	4,457,343	5/10/13	57,980
UBS	EUR	(1,130,000)	USD	1,415,664	6/28/13	(40,854)
UBS	EUR	(730,000)	USD	894,542	7/16/13	(46,584)
UBS	EUR	(730,000)	USD	897,973	7/18/13	(43,175)
UBS	EUR	(1,774,000)	USD	2,183,439	8/1/13	(104,037)
UBS	EUR	(324,000)	USD	400,999	8/22/13	(16,880)
UBS	EUR	(251,705)	USD	325,656	9/3/13	976
UBS	JPY	(5,370,800)	USD	69,746	11/14/12	876
UBS	JPY	(11,961,000)	USD	156,866	11/19/12	3,482
UBS	JPY	(15,350,000)	USD	201,114	1/11/13	4,129
UBS	JPY	(28,070,000)	USD	366,967	1/15/13	6,733
UBS	JPY	(43,530,000)	USD	562,876	1/28/13	4,158
UBS	JPY	(59,700,000)	USD	744,877	3/4/13	(21,682)
UBS	JPY	(18,274,000)	USD	231,090	5/13/13	(3,784)

LVIP Global Income Fund—11

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
UBS	JPY	(22,978,000)	USD	291,840	8/20/13	$(3,954)
UBS	JPY	(31,894,000)	USD	404,284	8/26/13	(6,323)

						$2,062,775

The use of foreign currency exchange contracts and foreign cross currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 3 in “Notes.”

Summary of Abbreviations:

AGM–Insured by Assured Guaranty Municipal Corporation

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BRL–Brazilian Real

CITI–Citibank Global Markets

CLP–Chilean Peso

CSFB–Credit Suisse First Boston

DB–Deutsche Bank

EUR–European Monetary Unit

GBP–British Pound Sterling

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

HUF–Hungarian Forint

IDR–Indonesia Rupiah

ILS–Israeli Shekel

INR–Indian Rupee

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

MNB–Mellon National Bank

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

NOK–Norwegian Krone

O.A.T.–Obligations Assimilables du Tresor

PEN–Peruvian Sol

PHP–Philipine Peso

PLN–Polish Zloty

SEK–Swedish Krona

SGD–Singapore Dollar

UBS–Union Bank of Switzerland

USD–United States Dollar

Yr–Year

ZAR–South African Rand

LVIP Global Income Fund—12

LVIP Global Income Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)—LVIP Global Income Fund (Fund).

Security Valuation–Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (2009–2011), and has concluded that no provision for federal income tax is required for the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP Global Income Fund—13

LVIP Global Income Fund

Notes (continued)

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$781,459,848

Aggregate unrealized appreciation	$41,553,879
Aggregate unrealized depreciation	(9,449,441)

Net unrealized appreciation	$32,104,438

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Total
Corporate Bonds	$—	$76,283,970	$76,283,970
Foreign Debt	—	662,701,203	662,701,203
Municipal Bonds	—	1,395,878	1,395,878
Short-Term Investments	59,688,235	13,495,000	73,183,235

Total	$59,688,235	$753,876,056	$813,564,286

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts	$—	$2,062,775	$2,062,775

A reconciliation of Level 3 investments is presented because Level 3 investments were considered material at the beginning, interim or end of period in relation to net assets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Foreign Debt

Balance as of 12/31/11	$13,055,481
Transfers out of Level 3	(13,055,481)

Balance as of 9/30/12	$—

LVIP Global Income Fund—14

LVIP Global Income Fund

Notes (continued)

2. Investments (continued)

During the period ended September 30, 2012, the Fund had transfers out of Level 3 investments into Level 2 investments in the amount of $13,055,481.

During the period ended September 30, 2012, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of September 30, 2012, no securities have been determined to be illiquid. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investment in illiquid securities. Rule 144A securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Global Income Fund—15

LVIP UBS Large Cap Growth RPM Fund (formerly, LVIP Janus Capital Appreciation Fund)

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
COMMON STOCK–91.13%
Aerospace & Defense–2.18%
United Technologies	97,500	$7,633,275

		7,633,275

Beverages–1.00%
†Monster Beverage	64,500	3,493,320

		3,493,320

Biotechnology–3.28%
†Biogen Idec	24,700	3,685,981
†Gilead Sciences	117,700	7,807,041

		11,493,022

Chemicals–1.37%
Sherwin-Williams	32,200	4,794,902

		4,794,902

Communications Equipment–3.86%
QUALCOMM	173,900	10,867,011
†Riverbed Technology	113,400	2,638,818

		13,505,829

Computers & Peripherals–10.40%
Apple	42,600	28,425,276
†NetApp	243,300	7,999,704

		36,424,980

Electrical Equipment–1.28%
†Babcock & Wilcox	79,600	2,027,412
Roper Industries	22,400	2,461,536

		4,488,948

Energy Equipment & Services–3.86%
†FMC Technologies	197,000	9,121,100
Schlumberger	60,600	4,383,198

		13,504,298

Food & Staples Retailing–2.35%
CVS Caremark	170,000	8,231,400

		8,231,400

Health Care Equipment & Supplies–1.88%
Cooper	39,400	3,721,724
†Intuitive Surgical	5,800	2,874,654

		6,596,378

Health Care Providers & Services–2.42%
UnitedHealth Group	153,000	8,477,730

		8,477,730

Hotels, Restaurants & Leisure–2.60%
Las Vegas Sands	196,400	9,107,068

		9,107,068

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates–1.93%
Danaher	122,600	$6,761,390

		6,761,390

Internet & Catalog Retail–6.30%
†Amazon.com	51,500	13,097,480
†priceline.com	14,500	8,971,585

		22,069,065

Internet Software & Services–8.90%
†Baidu ADR	63,200	7,383,024
†eBay	39,000	1,887,990
†Facebook Class A	221,600	4,797,640
†Google Class A	15,400	11,619,300
MercadoLibre	38,500	3,178,175
†VeriSign	47,400	2,307,906

		31,174,035

IT Services–7.43%
MasterCard Class A	14,200	6,411,016
†Teradata	52,600	3,966,566
†Vantiv Class A	33,200	715,460
Visa Class A	111,100	14,918,508

		26,011,550

Life Sciences Tools & Services–1.75%
Agilent Technologies	159,200	6,121,240

		6,121,240

Machinery–1.14%
Cummins	43,500	4,011,135

		4,011,135

Media–3.94%
Comcast Class A	54,100	1,935,157
†DIRECTV	110,600	5,802,076
†Discovery Communications Class A	55,600	3,315,428
Time Warner Cable	29,100	2,766,246

		13,818,907

Multiline Retail–2.07%
†Dollar General	140,700	7,251,678

		7,251,678

Oil, Gas & Consumable Fuels–3.71%
Cabot Oil & Gas	67,500	3,030,750
†Concho Resources	75,600	7,163,100
EOG Resources	25,000	2,801,250

		12,995,100

Personal Products–2.37%
Estee Lauder Class A	134,800	8,299,636

		8,299,636

LVIP UBS Large Cap Growth RPM Fund—1

LVIP UBS Large Cap Growth RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–3.09%
Allergan	118,200	$10,822,885

		10,822,885

Road & Rail–1.69%
Union Pacific	49,800	5,911,260

		5,911,260

Software–4.09%
Oracle	51,300	1,615,437
†salesforce.com	38,500	5,878,565
†VMware Class A	70,800	6,849,192

		14,343,194

Textiles, Apparel & Luxury Goods–5.09%
†lululemon athletica	59,700	4,414,218
NIKE Class B	66,400	6,302,024
Ralph Lauren	47,000	7,107,810

		17,824,052

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services–1.15%
†Crown Castle International	62,600	$4,012,660

		4,012,660

Total Common Stock (Cost $289,675,065)		319,178,937

SHORT-TERM INVESTMENT–8.75%
Money Market Mutual Fund–8.75%
Dreyfus Treasury & Agency Cash Management Fund	30,640,572	30,640,572

Total Short-Term Investment (Cost $30,640,572)		30,640,572

TOTAL VALUE OF SECURITIES–99.88% (Cost $320,315,637)	349,819,509
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	410,200

NET ASSETS APPLICABLE TO 14,816,582 SHARES OUTSTANDING–100.00%	$350,229,709

†	Non income producing security.
«	Includes foreign currency valued at $206,006 with a cost of $193,038.

ADR–American Depositary Receipt

LVIP UBS Large Cap Growth RPM Fund—2

LVIP UBS Large Cap Growth RPM Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)—LVIP UBS Large Cap Growth RPM Fund (Fund) (formerly, LVIP Janus Capital Appreciation Fund).

Security Valuation–Equity securities except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is record on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP UBS Large Cap Growth RPM Fund—3

LVIP UBS Large Cap Growth RPM Fund

Notes (continued)

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$320,351,200

Aggregate unrealized appreciation	$33,111,383
Aggregate unrealized depreciation	(3,643,074)

Net unrealized appreciation	$29,468,309

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $83,631,375 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $9,970,280 expires in 2016 and $73,661,095 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Common Stock	$319,178,937
Short-Term Investment	30,640,572

Total	$349,819,509

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between

LVIP UBS Large Cap Growth RPM Fund—4

LVIP UBS Large Cap Growth RPM Fund

Notes (continued)

3. Derivatives (continued)

the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at September 30, 2012.

4. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP UBS Large Cap Growth RPM Fund—5

LVIP JPMorgan High Yield Fund (formerly LVIP J.P. Morgan High Yield Fund)

Schedule of Investments (Unaudited)

September 30, 2012

	Principal	Value
	Amount°	(U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITY–0.62%
#•Banc of America Large Loan Series 2010-HLTN HLTN 144A 1.971% 11/15/15	1,712,490	$1,710,524

Total Commercial Mortgage-Backed Security (Cost $1,614,598)		1,710,524

CORPORATE BONDS–85.10%
Aerospace & Defense–0.97%
BE Aerospace 5.25% 4/1/22	856,000	892,380
Esterline Technologies 7.00% 8/1/20	850,000	947,750
Spirit Aerosystems 6.75% 12/15/20	103,000	112,785
TransDigm 7.75% 12/15/18	600,000	666,000
Triumph Group 8.625% 7/15/18	35,000	39,637

		2,658,552

Airlines–1.59%
#♦American Airlines Pass Through Trust Series 2011-1 Class B 144A 7.00% 1/31/18	626,323	639,632
♦Continental Airlines Pass Through Trust Series 2003-ERJ1 7.875% 7/2/18	615,821	632,756
♦Continental Airlines Pass Through Trust Series 2004-ERJ1 9.558% 9/1/19	308,331	326,831
♦Continental Airlines Pass Through Trust Series 2005-ERJ1 9.798% 4/1/21	279,317	304,456
#Delta Air Lines 144A 12.25% 3/15/15	189,000	206,010
♦Delta Air Lines Pass Through Trust Series 2012-1 Class A 4.75% 5/7/20	160,000	166,400
#♦Delta Air Lines Pass Through Trust Series 2012-1 Class B 144A 6.875% 5/7/19	225,000	233,719
♦Northwest Airlines Pass Through Trust Series 2007-1 Class A 7.027% 11/1/19	877,177	962,702
United Air Lines
#144A 9.875% 8/1/13	100,000	102,750
#144A 12.00% 11/1/13	105,000	108,412
•♦United Airlines Pass Through Trust Series 2007-1 Class C 2.984% 7/2/14	686,816	666,212

		4,349,880

Auto Components–0.56%
Dana Holding 6.75% 2/15/21	18,000	19,530
Goodyear Tire & Rubber 7.00% 5/15/22	838,000	892,470

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Auto Components (continued)
#Poindexter (J.B.) 144A 9.00% 4/1/22	609,000	$612,045

		1,524,045

Automobiles–0.51%
Chrysler Group
8.00% 6/15/19	400,000	426,000
8.25% 6/15/21	900,000	963,000

		1,389,000

Beverages–0.40%
Constellation Brands
6.00% 5/1/22	5,000	5,712
7.25% 9/1/16	165,000	189,750
7.25% 5/15/17	300,000	351,750
Cott Beverages 8.125% 9/1/18	70,000	78,138
#Innovation Ventures 144A 9.50% 8/15/19	300,000	291,000
#Pernod-Ricard 144A 5.75% 4/7/21	150,000	178,769

		1,095,119

Building Products–1.22%
Building Materials Corporation of America
#144A 6.75% 5/1/21	550,000	603,625
#144A 7.50% 3/15/20	150,000	165,000
#Calcipar 144A 6.875% 5/1/18	200,000	199,500
Gibraltar Industries 8.00% 12/1/15	350,000	359,406
Griffon 7.125% 4/1/18	650,000	691,437
Masco
5.95% 3/15/22	156,000	171,212
7.125% 3/15/20	20,000	22,800
#Masonite International 144A 8.25% 4/15/21	305,000	323,300
Nortek 8.50% 4/15/21	425,000	454,750
#Ply Gem Industries 144A 9.375% 4/15/17	71,306	71,841
#Roofing Supply Group 144A 10.00% 6/1/20	245,000	268,275

		3,331,146

Capital Markets–0.17%
#Neuberger Berman Group 144A 5.625% 3/15/20	225,000	240,750
Oppenheimer Holdings 8.75% 4/15/18	220,000	225,500

		466,250

Chemicals–1.63%
Celanese US Holdings 6.625% 10/15/18	435,000	478,500
Chemtura 7.875% 9/1/18	465,000	508,012

LVIP JPMorgan High Yield Fund—1

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
LyondellBasell Industries
5.00% 4/15/19	430,000	$459,025
5.75% 4/15/24	200,000	228,500
6.00% 11/15/21	780,000	893,100
Olin 5.50% 8/15/22	260,000	269,100
OMNOVA Solutions 7.875% 11/1/18	355,000	360,325
PolyOne 7.375% 9/15/20	648,000	704,700
#Rain CII Carbon 144A 8.00% 12/1/18	130,000	133,250
#Tronox Finance 144A 6.375% 8/15/20	425,000	430,844

		4,465,356

Commercial Banks–2.73%
AmSouth Bancorp 6.75% 11/1/25	245,000	251,982
•BAC Capital Trust XIV 4.00% 12/31/49	296,000	233,230
#BankAmerica Institutional Capital B 144A 7.70% 12/31/26	350,000	357,875
Barclays Bank
#144A 6.05% 12/4/17	115,000	124,300
#144A 10.179% 6/12/21	115,000	150,030
CIT Group
4.25% 8/15/17	338,000	352,460
5.00% 5/15/17	749,000	803,303
5.00% 8/15/22	270,000	282,262
5.375% 5/15/20	858,000	933,075
#144A 6.625% 4/1/18	731,000	833,340
Regions Bank 7.50% 5/15/18	310,000	366,575
Royal Bank of Scotland Group
•1.108% 3/9/15	735,000	671,900
5.05% 1/8/15	135,000	140,121
•7.648% 8/29/49	155,000	151,900
•9.50% 3/16/22	482,000	541,219
•Wachovia Capital Trust III 5.57% 3/29/49	1,310,000	1,300,175

		7,493,747

Commercial Services & Supplies–2.97%
#Casella Waste Systems 144A 7.75% 2/15/19	275,000	270,875
Cenveo 8.875% 2/1/18	850,000	809,625
#Clean Harbors 144A 5.25% 8/1/20	234,000	242,190
Covanta Holding 6.375% 10/1/22	144,000	157,273
Deluxe 7.00% 3/15/19	485,000	518,344
Donnelley (R.R.)
6.125% 1/15/17	50,000	49,500
7.25% 5/15/18	40,000	39,900
7.625% 6/15/20	515,000	513,712
8.25% 3/15/19	120,000	122,400

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
#Garda World Security 144A 9.75% 3/15/17	330,000	$348,150
International Lease Finance
5.875% 4/1/19	260,000	276,974
5.875% 8/15/22	120,000	124,198
6.25% 5/15/19	1,345,000	1,452,600
8.25% 12/15/20	631,000	752,468
8.625% 1/15/22	980,000	1,188,250
8.75% 3/15/17	323,000	379,525
Iron Mountain
5.75% 8/15/24	100,000	100,750
7.75% 10/1/19	346,000	390,980
8.375% 8/15/21	250,000	278,125
#Liberty Tire Recycling 144A 11.00% 10/1/16	125,000	121,875

		8,137,714

Communications Equipment–0.82%
Avaya
#144A 7.00% 4/1/19	525,000	490,875
9.75% 11/1/15	406,000	362,355
#Brightstar 144A 9.50% 12/1/16	710,000	765,912
#Goodman Networks 144A 12.375% 7/1/18	225,000	241,594
Nokia
5.375% 5/15/19	187,000	157,548
6.625% 5/15/39	158,000	127,585
Viasat 8.875% 9/15/16	99,000	106,672

		2,252,541

Computers & Peripherals–0.32%
#NCR 144A 5.00% 7/15/22	91,000	92,365
Seagate HDD Cayman
6.875% 5/1/20	50,000	53,563
7.00% 11/1/21	150,000	161,250
7.75% 12/15/18	505,000	560,550

		867,728

Construction & Engineering–0.29%
Dycom Investments 7.125% 1/15/21	100,000	108,000
#New Enterprise Stone & Lime PIK 144A 13.00% 3/15/18	103,455	107,076
Tutor Perini 7.625% 11/1/18	580,000	590,150

		805,226

Construction Materials–1.53%
Cemex Espana Luxembourg
#144A 9.25% 5/12/20	100,000	100,770
#144A 9.875% 4/30/19	1,150,000	1,181,625
#Cemex Finance 144A 9.50% 12/14/16	1,085,000	1,125,687

LVIP JPMorgan High Yield Fund—2

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Construction Materials (continued)
#Cemex SAB de CV 144A 9.00% 1/11/18	300,000	$301,500
Lafarge 7.125% 7/15/36	225,000	232,875
Vulcan Materials 7.50% 6/15/21	1,100,000	1,248,500

		4,190,957

Consumer Finance–2.32%
#ACE Cash Express 144A 11.00% 2/1/19	355,000	335,475
Ally Financial
4.625% 6/26/15	390,000	400,199
5.50% 2/15/17	260,000	272,037
6.25% 12/1/17	515,000	558,948
8.00% 12/31/18	450,000	508,500
8.00% 3/15/20	515,000	605,125
8.00% 11/1/31	1,325,000	1,551,575
Ford Motor Credit
5.875% 8/2/21	1,250,000	1,416,677
8.125% 1/15/20	200,000	252,024
Springleaf Finance 6.90% 12/15/17	130,000	111,150
#TransUnion Holding PIK 144A 9.625% 6/15/18	306,000	335,070

		6,346,780

Containers & Packaging–2.61%
Ardagh Packaging Finance
#144A 7.375% 10/15/17	400,000	431,000
#144A 9.125% 10/15/20	1,000,000	1,062,500
Ball
5.00% 3/15/22	135,000	141,581
5.75% 5/15/21	300,000	324,750
Berry Plastics
8.25% 11/15/15	200,000	210,250
9.50% 5/15/18	205,000	226,012
9.75% 1/15/21	150,000	171,750
Cascades
7.75% 12/15/17	250,000	263,125
7.875% 1/15/20	125,000	131,562
Crown Americas 6.25% 2/1/21	250,000	280,000
Graphic Packaging International 9.50% 6/15/17	154,000	169,400
Owens Illinois 7.80% 5/15/18	400,000	463,000
Reynolds Group Issuer
#144A 5.75% 10/15/20	535,000	535,669
6.875% 2/15/21	100,000	106,000
7.125% 4/15/19	500,000	530,000
7.875% 8/15/19	900,000	976,500
9.00% 4/15/19	425,000	435,625
9.875% 8/15/19	650,000	694,688

		7,153,412

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Distributor–0.28%
#HD Supply 144A 8.125% 4/15/19	382,000	$415,425
#VWR Funding 144A 7.25% 9/15/17	350,000	355,906

		771,331

Diversified Consumer Services–0.24%
Service International
7.00% 5/15/19	230,000	255,300
8.00% 11/15/21	340,000	416,500

		671,800

Diversified Financial Services–1.71%
Bank of America
5.42% 3/15/17	300,000	324,606
5.875% 1/5/21	340,000	392,905
6.50% 8/1/16	225,000	260,439
•8.00% 12/30/49	1,379,000	1,503,284
#@Chukchansi Economic Development Authority 144A 9.75% 5/30/20	238,000	154,700
#CNG Holdings 144A 9.375% 5/15/20	493,000	509,022
#•ILFC E-Capital Trust I 144A 4.52% 12/21/65	1,250,000	856,250
#•ILFC E-Capital Trust II 144A 6.25% 12/21/65	566,000	449,970
SquareTwo Financial 11.625% 4/1/17	280,000	249,200

		4,700,376

Diversified Telecommunication Services–4.86%
Cincinnati Bell
8.25% 10/15/17	142,000	152,295
8.75% 3/15/18	100,000	102,000
#Clearwire Communications 144A 12.00% 12/1/15	960,000	954,185
Frontier Communications
7.125% 3/15/19	43,000	46,010
7.125% 1/15/23	418,000	436,288
8.50% 4/15/20	600,000	681,000
9.25% 7/1/21	566,000	657,975
#Inmarsat Finance 144A 7.375% 12/1/17	100,000	108,500
Intelsat Jackson Holdings
#144A 7.25% 10/15/20	300,000	324,000
7.50% 4/1/21	1,300,000	1,413,750
Intelsat Luxembourg 11.25% 2/4/17	587,500	623,484
Intelsat Luxembourg PIK 11.50% 2/4/17	1,855,141	1,973,406
Level 3 Communications 11.875% 2/1/19	1,050,000	1,197,000
Level 3 Financing 8.125% 7/1/19	723,000	771,802

LVIP JPMorgan High Yield Fund—3

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Level 3 Financing (continued) 8.625% 7/15/20	817,000	$885,424
PAETEC Holding 8.875% 6/30/17	209,000	227,810
Qwest Communications International 7.125% 4/1/18	350,000	372,768
Telesat Canada
#144A 6.00% 5/15/17	335,000	350,075
12.50% 11/1/17	236,000	263,730
#TW Telecom Holdings 144A 5.375% 10/1/22	68,000	69,615
#UPCB Finance III 144A 6.625% 7/1/20	300,000	315,750
#UPCB Finance V 144A 7.25% 11/15/21	300,000	327,750
#Wind Acquisition Finance 144A 7.25% 2/15/18	200,000	191,000
Windstream
7.00% 3/15/19	250,000	256,250
7.75% 10/15/20	75,000	80,812
7.75% 10/1/21	100,000	108,250
7.875% 11/1/17	250,000	280,625
8.125% 9/1/18	135,000	146,475

		13,318,029

Electrical Equipment–0.26%
#Belden 144A 5.50% 9/1/22	180,000	184,950
#General Cable 144A 5.75% 10/1/22	150,000	153,000
International Wire Group Holdings
8.50% 10/15/17	177,000	177,000
#144A 9.75% 4/15/15	188,000	198,340

		713,290

Electronic Equipment, Instruments & Components–0.42%
Anixter
5.625% 5/1/19	140,000	147,000
10.00% 3/15/14	99,000	108,158
CDW 8.50% 4/1/19	309,000	337,582
Jabil Circuit 4.70% 9/15/22	247,000	247,000
#SPL Logistics Escrow 144A 8.875% 8/1/20	63,000	67,725
#Viasystems 144A 7.875% 5/1/19	256,000	256,000

		1,163,465

Energy Equipment & Services–2.03%
#•Bluewater Holding 144A 3.455% 7/17/14	300,000	280,500
Bristow Group 6.25% 10/15/22	75,000	77,062
Cie Generale de Geophysique - Veritas 9.50% 5/15/16	275,000	298,375
#Helix Energy Solutions Group 144A 9.50% 1/15/16	65,000	67,925
Key Energy Services 6.75% 3/1/21	905,000	923,100

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
Ocean Rig UDW 9.50% 4/27/16	200,000	$207,000
Oil States International 6.50% 6/1/19	515,000	549,763
#Petroleum Geo-Services 144A 7.375% 12/15/18	400,000	429,000
PHI 8.625% 10/15/18	100,000	105,250
Pioneer Energy Services 9.875% 3/15/18	500,000	546,250
Precision Drilling
6.50% 12/15/21	360,000	386,100
6.625% 11/15/20	60,000	64,200
#Seadrill 144A 5.625% 9/15/17	267,000	269,336
#Trinidad Drilling 144A 7.875% 1/15/19	415,000	450,275
Unit
#144A 6.625% 5/15/21	480,000	498,000
6.625% 5/15/21	385,000	399,438

		5,551,574

Food & Staples Retailing–1.79%
American Stores 7.10% 3/20/28	400,000	321,000
Ingles Markets 8.875% 5/15/17	200,000	216,500
#Pantry 144A 8.375% 8/1/20	250,000	256,875
Rite Aid
9.25% 3/15/20	225,000	231,750
9.50% 6/15/17	1,274,000	1,316,997
10.25% 10/15/19	500,000	570,000
SUPERVALU 8.00% 5/1/16	1,980,000	1,777,050
Tops Holding 10.125% 10/15/15	193,000	204,339

		4,894,511

Food Products–0.67%
#Bumble Bee Acquisition 144A 9.00% 12/15/17	380,000	399,475
Dean Foods
7.00% 6/1/16	115,000	124,775
9.75% 12/15/18	85,000	97,325
JBS USA Finance
#144A 7.25% 6/1/21	105,000	99,225
#144A 8.25% 2/1/20	89,000	89,222
11.625% 5/1/14	29,000	32,625
Michael Foods 9.75% 7/15/18	100,000	112,000
#Nufarm Australia 144A 6.375% 10/15/19	160,000	160,000
Pilgrim’s Pride 7.875% 12/15/18	115,000	110,113
#Simmons Foods 144A 10.50% 11/1/17	300,000	260,250
Smithfield Foods
6.625% 8/15/22	131,000	136,240
7.75% 7/1/17	180,000	203,400

		1,824,650

LVIP JPMorgan High Yield Fund—4

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Gas Utilities–0.50%
AmeriGas Finance
6.75% 5/20/20	122,000	$130,540
7.00% 5/20/22	157,000	169,560
AmeriGas Partners
6.25% 8/20/19	415,000	433,675
6.50% 5/20/21	27,000	28,485
Ferrellgas
6.50% 5/1/21	343,000	333,568
9.125% 10/1/17	82,000	88,355
Suburban Propane Partners
#144A 7.375% 8/1/21	92,000	98,670
#144A 7.50% 10/1/18	71,000	76,325

		1,359,178

Health Care Equipment & Supplies–0.54%
Biomet
#144A 6.50% 8/1/20	502,000	521,452
#144A 6.50% 10/1/20	275,000	270,875
10.00% 10/15/17	200,000	211,250
#Hologic 144A 6.25% 8/1/20	225,000	239,625
#Kinetic Concepts 144A 10.50% 11/1/18	225,000	239,063

		1,482,265

Health Care Providers & Services–4.57%
Capella Healthcare 9.25% 7/1/17	109,000	116,766
Community Health Systems
5.125% 8/15/18	380,000	395,200
7.125% 7/15/20	315,000	336,459
8.00% 11/15/19	635,000	700,088
DaVita
6.375% 11/1/18	50,000	53,500
6.625% 11/1/20	450,000	483,188
Emergency Medical Services 8.125% 6/1/19	250,000	266,250
Fresenius Medical Care US Finance
#144A 5.75% 2/15/21	255,000	274,125
#144A 6.50% 9/15/18	225,000	254,812
Fresenius Medical Care US Finance II
#144A 5.625% 7/31/19	176,000	187,880
#144A 5.875% 1/31/22	338,000	362,505
HCA
5.875% 3/15/22	1,000,000	1,088,750
6.50% 2/15/20	1,250,000	1,393,750
7.50% 2/15/22	1,365,000	1,552,688
8.00% 10/1/18	550,000	636,625
Health Management Associates
6.125% 4/15/16	250,000	273,750
#144A 7.375% 1/15/20	430,000	468,700
IASIS Healthcare 8.375% 5/15/19	50,000	48,000
inVentiv Health #144A 10.00% 8/15/18	149,000	131,865

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
inVentiv Health (continued)
#144A 10.25% 8/15/18	676,000	$598,260
#MultiPlan 144A 9.875% 9/1/18	440,000	488,400
#National Mentor Holdings 144A 12.50% 2/15/18	185,000	189,625
Omnicare 7.75% 6/1/20	550,000	607,750
Tenet Healthcare
6.25% 11/1/18	150,000	166,125
8.00% 8/1/20	204,000	220,065
10.00% 5/1/18	200,000	232,000
Thermadyne Holdings 9.00% 12/15/17	400,000	428,000
#United Surgical Partners International 144A 9.00% 4/1/20	330,000	359,700
Vanguard Health Holding II
#144A 7.75% 2/1/19	110,000	117,562
8.00% 2/1/18	100,000	107,250

		12,539,638

Hotels, Restaurants & Leisure–3.03%
American Casino & Entertainment Properties 11.00% 6/15/14	105,000	109,725
Ameristar Casinos 7.50% 4/15/21	255,000	275,400
#Boyd Acquisition Sub 144A 8.375% 2/15/18	96,000	100,320
Burger King 9.875% 10/15/18	170,000	198,050
Cedar Fair 9.125% 8/1/18	175,000	199,719
CityCenter Holdings PIK 10.75% 1/15/17	547,634	587,337
#CKE Holdings PIK 144A 10.50% 3/14/16	44,728	48,418
CKE Restaurants 11.375% 7/15/18	386,000	449,690
DineEquity 9.50% 10/30/18	195,000	220,838
#Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.50% 7/1/19	250,000	270,625
#Graton Economic Development Authority 144A 9.625% 9/1/19	180,000	187,650
Isle of Capri Casinos 7.75% 3/15/19	460,000	496,800
MCE Finance 10.25% 5/15/18	415,000	472,062
MGM Resorts International
#144A 6.75% 10/1/20	175,000	175,438
7.50% 6/1/16	270,000	290,250
7.625% 1/15/17	803,000	855,195
7.75% 3/15/22	926,000	972,300
#144A 8.625% 2/1/19	210,000	229,950

LVIP JPMorgan High Yield Fund—5

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Peninsula Gaming 10.75% 8/15/17	300,000	$340,500
Pinnacle Entertainment 8.75% 5/15/20	205,000	227,294
#Rivers Pittsburgh Borrower 144A 9.50% 6/15/19	110,000	117,425
#Ruby Tuesday 144A 7.625% 5/15/20	187,000	180,455
#•Seminole Hard Rock Entertainment 144A 2.889% 3/15/14	250,000	248,750
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	237,000	196,710
Speedway Motorsports 6.75% 2/1/19	200,000	213,500
#Sugarhouse HSP Gaming 144A 8.625% 4/15/16	167,000	179,942
Vail Resorts 6.50% 5/1/19	190,000	207,575
Wynn Las Vegas 7.75% 8/15/20	220,000	245,850

		8,297,768

Household Durables–1.96%
#American Standard Americas 144A 10.75% 1/15/16	210,000	200,550
Armored Autogroup 9.25% 11/1/18	72,000	64,800
Horton (D.R.)
4.375% 9/15/22	76,000	75,715
6.50% 4/15/16	122,000	136,335
K Hovnanian Enterprises
#144A 7.25% 10/15/20	242,000	248,655
#144A 9.125% 11/15/20	113,000	113,989
KB Home
7.50% 9/15/22	120,000	130,200
9.10% 9/15/17	75,000	85,313
Lennar
#144A 4.75% 12/15/17	100,000	103,750
6.95% 6/1/18	425,000	471,750
12.25% 6/1/17	150,000	201,750
M/I Homes 8.625% 11/15/18	389,000	422,551
MDC Holdings 5.625% 2/1/20	240,000	262,914
Meritage Homes 7.00% 4/1/22	155,000	166,625
PulteGroup 7.625% 10/15/17	100,000	115,500
#Serta Simmons Holdings 144A 8.125% 10/1/20	99,000	98,752
Spectrum Brands
#144A 6.75% 3/15/20	500,000	518,125
9.50% 6/15/18	400,000	453,000
#144A 9.50% 6/15/18	125,000	141,562
Standard Pacific 8.375% 5/15/18	332,000	384,705

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Household Durables (continued)
Standard Pacific (continued)
8.375% 1/15/21	150,000	$171,938
10.75% 9/15/16	378,000	463,995
#Taylor Morrison Communities 144A 7.75% 4/15/20	215,000	230,050
Toll Brothers Finance 6.75% 11/1/19	100,000	114,565

		5,377,089

Independent Power Producers & Energy Traders–2.64%
Calpine
#144A 7.25% 10/15/17	750,000	804,375
#144A 7.50% 2/15/21	995,000	1,079,575
#144A 7.875% 1/15/23	200,000	222,000
‡Dynegy Holdings 7.75% 6/1/19	1,000,000	570,000
Edison Mission Energy 7.00% 5/15/17	480,000	250,800
Energy Future Holdings 5.55% 11/15/14	92,000	74,520
Energy Future Intermediate Holding #144A 6.875% 8/15/17	73,000	75,920
10.00% 12/1/20	2,196,000	2,481,480
#144A 11.75% 3/1/22	260,000	277,550
GenOn Energy 9.875% 10/15/20	164,000	182,860
NRG Energy
#144A 6.625% 3/15/23	171,000	175,061
7.625% 5/15/19	700,000	745,500
7.875% 5/15/21	267,000	291,698

		7,231,339

Insurance–2.31%
•American International Group 8.175% 5/15/58	1,740,000	2,138,025
#•Catlin Insurance 144A 7.249% 12/31/49	621,000	610,909
•Hartford Financial Services Group 8.125% 6/15/38	240,000	277,500
#Hub International 144A 8.125% 10/15/18	261,000	265,567
Liberty Mutual Group #144A 6.50% 5/1/42	74,000	80,382
#•144A 7.80% 3/15/37	905,000	986,450
#•144A 10.75% 6/15/58	1,113,000	1,624,980
•XL Group 6.50% 12/31/49	385,000	356,125

		6,339,938

Internet & Catalog Retail–0.50%
QVC
#144A 5.125% 7/2/22	75,000	79,579
#144A 7.50% 10/1/19	1,170,000	1,295,215

		1,374,794

LVIP JPMorgan High Yield Fund—6

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Internet Software & Services–0.12%
Equinix
7.00% 7/15/21	205,000	$230,369
8.125% 3/1/18	100,000	111,500

		341,869

IT Services–2.49%
Cardtronics 8.25% 9/1/18	250,000	280,000
#Ceridian 144A 8.875% 7/15/19	125,000	135,625
Fidelity National Information Services
5.00% 3/15/22	133,000	137,987
7.625% 7/15/17	270,000	297,000
7.875% 7/15/20	50,000	56,125
First Data
#144A 6.75% 11/1/20	825,000	823,969
#144A 8.25% 1/15/21	544,000	545,360
#144A 8.875% 8/15/20	500,000	547,500
9.875% 9/24/15	8,000	8,200
12.625% 1/15/21	638,000	664,318
#First Data PIK 144A 8.75% 1/15/22	493,589	499,759
#Harland Clarke Holdings 144A 9.75% 8/1/18	275,000	264,000
iGATE 9.00% 5/1/16	485,000	534,712
Lender Processing Services
5.75% 4/15/23	230,000	230,000
8.125% 7/1/16	170,000	178,500
#Sabre 144A 8.50% 5/15/19	120,000	123,600
Sitel
#144A 11.00% 8/1/17	443,000	447,430
11.50% 4/1/18	238,000	173,740
SunGard Data Systems 7.625% 11/15/20	496,000	540,640
Unisys 6.25% 8/15/17	325,000	341,250

		6,829,715

Life Sciences Tools & Services–0.10%
#Catalent Pharma Solutions 144A 7.875% 10/15/18	269,000	273,708

		273,708

Machinery–0.63%
Actuant 5.625% 6/15/22	110,000	114,675
American Railcar 7.50% 3/1/14	36,000	36,720
#Boart Longyear Management 144A 7.00% 4/1/21	110,000	113,437
Columbus McKinnon 7.875% 2/1/19	110,000	117,700
Commercial Vehicle Group 7.875% 4/15/19	102,000	103,530
#Huber (J.M.) 144A 9.875% 11/1/19	170,000	191,675
#OSX 3 Leasing 144A 9.25% 3/20/15	100,000	104,080

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Machinery (continued)
SPX 6.875% 9/1/17	90,000	$101,025
Titan International 7.875% 10/1/17	50,000	53,250
TriMas 9.75% 12/15/17	130,000	150,800
UCI International 8.625% 2/15/19	650,000	650,000

		1,736,892

Marine–0.56%
ACL I PIK 10.625% 2/15/16	331,989	327,009
Commercial Barge Line 12.50% 7/15/17	401,000	448,619
Navios Maritime Acquisition 8.625% 11/1/17	46,000	44,045
Navios Maritime Holdings 8.875% 11/1/17	240,000	247,500
#144A 8.875% 11/1/17	125,000	127,656
Navios South American Logistics 9.25% 4/15/19	258,000	243,810
Ultrapetrol 9.00% 11/24/14	125,000	107,188

		1,545,827

Media–6.47%
Allbritton Communications 8.00% 5/15/18	350,000	382,375
Cablevision Systems
5.875% 9/15/22	161,000	161,000
8.00% 4/15/20	730,000	817,600
CCO Holdings
5.25% 9/30/22	200,000	202,000
6.50% 4/30/21	291,000	312,825
6.625% 1/31/22	385,000	422,537
7.00% 1/15/19	227,000	246,862
7.375% 6/1/20	435,000	487,744
8.125% 4/30/20	425,000	482,375
#Cequel Communications Holdings I 144A 8.625% 11/15/17	496,000	531,960
Cinemark USA
7.375% 6/15/21	215,000	240,262
8.625% 6/15/19	270,000	301,050
Clear Channel Communications 9.00% 3/1/21	315,000	281,925
Clear Channel Worldwide Holdings
7.625% 3/15/20	770,000	753,925
9.25% 12/15/17	975,000	1,054,687
#CSC Holdings 144A
6.75% 11/15/21	200,000	221,500
DISH DBS
#144A 4.625% 7/15/17	60,000	61,650
#144A 5.875% 7/15/22	180,000	185,400
6.75% 6/1/21	317,000	347,115
7.125% 2/1/16	200,000	222,000
7.875% 9/1/19	453,000	528,878

LVIP JPMorgan High Yield Fund—7

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Gannett 7.125% 9/1/18	25,000	$27,625
Gray Television
#144A 7.50% 10/1/20	290,000	290,000
10.50% 6/29/15	111,000	120,851
#Harron Communications 144A 9.125% 4/1/20	125,000	135,625
Lamar Media
5.875% 2/1/22	50,000	53,500
7.875% 4/15/18	125,000	138,750
#Live Nation Entertainment 144A 7.00% 9/1/20	275,000	287,375
McClatchy 11.50% 2/15/17	200,000	216,000
Media General 11.75% 2/15/17	500,000	583,125
Mediacom
7.25% 2/15/22	110,000	118,525
9.125% 8/15/19	387,000	429,570
Mediacom Broadband
#144A 6.375% 4/1/23	170,000	170,850
8.50% 10/15/15	86,000	87,574
Nexstar Broadcasting 8.875% 4/15/17	280,000	305,900
#Nielsen Finance 144A 4.50% 10/1/20	300,000	299,625
@Production Resource Group 8.875% 5/1/19	48,000	33,840
Regal Cinemas 8.625% 7/15/19	270,000	301,050
Regal Entertainment Group 9.125% 8/15/18	350,000	392,875
Sinclair Television Group
#144A 6.125% 10/1/22	455,000	457,844
8.375% 10/15/18	400,000	443,000
#144A 9.25% 11/1/17	596,000	663,050
#Starz 144A 5.00% 9/15/19	190,000	195,225
#Unitymedia Hessen 144A 8.125% 12/1/17	550,000	594,000
Univision Communications
#144A 6.75% 9/15/22	585,000	587,925
#144A 7.875% 11/1/20	400,000	430,000
#144A 8.50% 5/15/21	375,000	382,500
Valassis Communications 6.625% 2/1/21	361,000	374,538
Videotron 5.00% 7/15/22	85,000	89,250
Virgin Media Finance
5.25% 2/15/22	200,000	211,000
8.375% 10/15/19	300,000	342,750
Visant 10.00% 10/1/17	107,000	106,465
WMG Acquisition
9.50% 6/15/16	235,000	257,557
11.50% 10/1/18	175,000	197,750

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Media (continued)
#XM Satellite Radio 144A 7.625% 11/1/18	150,000	$166,500

		17,737,684

Metals & Mining–2.93%
AK Steel 8.375% 4/1/22	225,000	193,500
#APERAM 144A 7.75% 4/1/18	225,000	185,625
ArcelorMittal 6.50% 2/25/22	1,345,000	1,327,083
Commercial Metals
6.50% 7/15/17	500,000	527,500
7.35% 8/15/18	85,000	89,887
FMG Resources August 2006
#144A 6.00% 4/1/17	71,000	66,385
#144A 6.875% 2/1/18	435,000	406,181
#144A 6.875% 4/1/22	273,000	250,819
#144A 8.25% 11/1/19	475,000	463,125
#JMC Steel Group 144A 8.25% 3/15/18	340,000	348,500
Kaiser Aluminum 8.25% 6/1/20	656,000	711,760
#New Gold 144A 7.00% 4/15/20	78,000	83,070
Noranda Aluminum Acquisition 4.73% 5/15/15	309,411	295,488
Novelis
8.375% 12/15/17	150,000	164,625
8.75% 12/15/20	718,000	798,775
Ryerson
#144A 9.00% 10/15/17	280,000	287,350
12.00% 11/1/15	350,000	362,250
Severstal Columbus 10.25% 2/15/18	235,000	236,175
Steel Dynamics
#144A 6.125% 8/15/19	120,000	125,400
#144A 6.375% 8/15/22	120,000	124,500
7.625% 3/15/20	332,000	361,880
Taseko Mines 7.75% 4/15/19	75,000	72,188
United States Steel
7.00% 2/1/18	28,000	28,210
7.375% 4/1/20	377,000	377,000
7.50% 3/15/22	141,000	139,942

		8,027,218

Multiline Retail–0.12%
#99 Cents Only Stores 144A 11.00% 12/15/19	125,000	140,938
Sears Holdings 6.625% 10/15/18	200,000	187,500

		328,438

Oil, Gas & Consumable Fuels–10.06%
Access Midstream Partners 6.125% 7/15/22	278,000	295,375
Alpha Natural Resources 6.00% 6/1/19	186,000	156,240

LVIP JPMorgan High Yield Fund—8

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Alpha Natural Resources (continued)
6.25% 6/1/21	519,000	$434,663
9.75% 4/15/18	100,000	98,959
Alta Mesa Holdings 9.625% 10/15/18	215,000	216,075
Arch Coal
7.00% 6/15/19	125,000	105,625
7.25% 10/1/20	35,000	29,575
7.25% 6/15/21	390,000	327,600
#Atlas Pipeline Partners 144A 6.625% 10/1/20	172,000	175,440
Bill Barrett
7.00% 10/15/22	405,000	417,150
7.625% 10/1/19	475,000	505,875
Calumet Specialty Products Partners
9.375% 5/1/19	55,000	59,400
#144A 9.625% 8/1/20	206,000	222,995
Chesapeake Energy
6.775% 3/15/19	500,000	501,875
6.875% 8/15/18	50,000	52,250
7.25% 12/15/18	33,000	35,640
#Chesapeake Oilfield Operating
144A 6.625% 11/15/19	125,000	120,625
Cimarex Energy 5.875% 5/1/22	444,000	470,640
#Citgo Petroleum 144A 11.50% 7/1/17	150,000	173,250
Cloud Peak Energy Resources 8.50% 12/15/19	53,000	58,565
Comstock Resources
7.75% 4/1/19	453,000	457,530
8.375% 10/15/17	150,000	156,750
9.50% 6/15/20	193,000	207,958
Concho Resources
5.50% 4/1/23	120,000	125,550
6.50% 1/15/22	380,000	420,850
7.00% 1/15/21	400,000	450,000
CONSOL Energy
6.375% 3/1/21	250,000	244,375
8.25% 4/1/20	450,000	473,625
Continental Resources
5.00% 9/15/22	207,000	216,832
#144A 5.00% 9/15/22	150,000	156,938
7.125% 4/1/21	120,000	135,600
7.375% 10/1/20	125,000	140,625
#Crosstex Energy 144A 7.125% 6/1/22	255,000	254,362
El Paso
6.875% 6/15/14	77,000	83,437
7.00% 6/15/17	74,000	85,285
Energy XXI Gulf Coast
7.75% 6/15/19	445,000	473,925
9.25% 12/15/17	175,000	197,312

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
EP Energy
#144A 6.875% 5/1/19	129,000	$138,191
#144A 7.75% 9/1/22	305,000	311,862
#144A 9.375% 5/1/20	633,000	690,761
Forest Oil
7.25% 6/15/19	625,000	623,438
#144A 7.50% 9/15/20	273,000	271,294
Genesis Energy
7.875% 12/15/18	275,000	292,875
#144A 7.875% 12/15/18	40,000	42,600
#Hiland Partners 144A 7.25% 10/1/20	316,000	329,035
Hilcorp Energy I
#144A 7.625% 4/15/21	315,000	348,075
#144A 8.00% 2/15/20	323,000	360,952
Holly 9.875% 6/15/17	165,000	181,706
Holly Energy Partners
#144A 6.50% 3/1/20	137,000	144,193
8.25% 3/15/18	230,000	248,400
Laredo Petroleum 7.375% 5/1/22	345,000	374,325
MarkWest Energy Partners
5.50% 2/15/23	1,000,000	1,050,000
6.25% 6/15/22	120,000	129,600
6.75% 11/1/20	565,000	614,438
#MEG Energy 144A 6.375% 1/30/23.	455,000	486,281
#Midstates Petroleum 144A 10.75% 10/1/20	187,000	195,882
#Murray Energy 144A 10.25% 10/15/15	112,000	110,320
Newfield Exploration
5.625% 7/1/24	144,000	160,020
5.75% 1/30/22	400,000	449,000
6.875% 2/1/20	100,000	110,250
7.125% 5/15/18	425,000	450,500
#NFR Energy 144A 9.75% 2/15/17	313,000	287,960
#NGPL PipeCo 144A 9.625% 6/1/19	120,000	137,100
#PBF Holding 144A 8.25% 2/15/20	397,000	418,835
Peabody Energy
#144A 6.25% 11/15/21	490,000	490,000
6.50% 9/15/20	125,000	128,438
#Penn Virginia Resource Partners 144A 8.375% 6/1/20	193,000	200,238
Petrohawk Energy 6.25% 6/1/19	300,000	338,341
Pioneer Natural Resources 7.50% 1/15/20	250,000	311,741
Plains Exploration & Production 6.75% 2/1/22	65,000	66,300
QEP Resources
5.25% 5/1/23	170,000	174,250
5.375% 10/1/22	225,000	233,438
6.875% 3/1/21	610,000	692,350

LVIP JPMorgan High Yield Fund—9

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Range Resources
5.00% 8/15/22	210,000	$221,812
5.75% 6/1/21	215,000	232,200
6.75% 8/1/20	10,000	11,050
Regency Energy Partners
5.50% 4/15/23	245,000	248,369
6.50% 7/15/21	370,000	397,750
#Samson Investment 144A 9.75% 2/15/20	890,000	917,812
SM Energy
6.50% 11/15/21	410,000	436,650
#144A 6.50% 1/1/23	175,000	183,969
6.625% 2/15/19	665,000	704,900
Swift Energy
7.875% 3/1/22	343,000	368,725
8.875% 1/15/20	408,000	442,680
Targa Resources Partners
#144A 6.375% 8/1/22	74,000	78,810
6.875% 2/1/21	485,000	528,650
7.875% 10/15/18	50,000	55,000
Tesoro
4.25% 10/1/17	61,000	62,982
5.375% 10/1/22	96,000	99,120
#Tesoro Logistics 144A 5.875% 10/1/20	158,000	162,345
Vanguard Natural Resources 7.875% 4/1/20	160,000	161,400
W&T Offshore 8.50% 6/15/19	627,000	686,565
WPX Energy
5.25% 1/15/17	290,000	314,650
6.00% 1/15/22	861,000	929,880

		27,577,079

Paper & Forest Products–1.66%
#Appleton Papers 144A 10.50% 6/15/15	877,000	936,198
Boise Paper Holdings 8.00% 4/1/20	170,000	187,425
Louisiana-Pacific 7.50% 6/1/20	117,000	130,894
‡NewPage 11.375% 12/31/14	1,681,000	1,067,435
Resolute Forest Products 10.25% 10/15/18	1,779,000	2,032,507
#Sappi Papier Holding 144A 6.625% 4/15/21	200,000	193,000

		4,547,459

Personal Products–0.02%
#American Achievement 144A 10.875% 4/15/16	60,000	52,350

		52,350

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–1.14%
Elan Finance
#144A 6.25% 10/15/19	498,000	$502,980
8.75% 10/15/16	800,000	877,200
Endo Pharmaceuticals Holdings
7.00% 7/15/19	120,000	129,900
7.25% 1/15/22	160,000	173,600
#Mylan 144A 7.875% 7/15/20	75,000	84,562
#Sky Growth Acquisition 144A 7.375% 10/15/20	100,000	100,875
Valeant Pharmaceuticals International
#144A 6.375% 10/15/20	65,000	66,462
#144A 6.50% 7/15/16	550,000	579,563
#144A 6.75% 10/1/17	35,000	37,450
#144A 6.875% 12/1/18	75,000	79,313
#144A 7.00% 10/1/20	50,000	52,875
#144A 7.25% 7/15/22	200,000	211,750
#VPI Escrow 144A 6.375% 10/15/20	210,000	215,250

		3,111,780

Professional Services–0.12%
FTI Consulting 6.75% 10/1/20	300,000	321,750

		321,750

Real Estate Investment Trusts–0.64%
CNL Income Properties 7.25% 4/15/19	110,000	104,775
Developers Diversified Realty 7.875% 9/1/20	75,000	96,827
DuPont Fabros Technology 8.50% 12/15/17	300,000	332,250
Felcor Lodging 6.75% 6/1/19	310,000	334,025
First Industrial 6.42% 6/1/14	25,000	26,099
Host Hotels & Resorts
4.75% 3/1/23	263,000	273,849
6.00% 11/1/20	300,000	333,000
iStar Financial 9.00% 6/1/17	241,000	259,075

		1,759,900

Real Estate Management & Development–0.18%
CBRE Services
6.625% 10/15/20	35,000	38,413
11.625% 6/15/17	75,000	84,375
Forest City Enterprises 6.50% 2/1/17	250,000	243,750
Kennedy-Wilson 8.75% 4/1/19	124,000	132,680

		499,218

Road & Rail–1.43%
#Ashtead Capital 144A 6.50% 7/15/22	200,000	210,750
Avis Budget Car Rental
8.25% 1/15/19	365,000	399,219
9.625% 3/15/18	275,000	306,625

LVIP JPMorgan High Yield Fund––10

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Road & Rail (continued)
Hertz
6.75% 4/15/19	200,000	$212,000
7.375% 1/15/21	150,000	162,000
7.50% 10/15/18	250,000	271,250
Kansas City Southern de Mexico
6.125% 6/15/21	205,000	231,138
6.625% 12/15/20	100,000	113,750
UR Merger Sub
#144A 5.75% 7/15/18	103,000	109,051
#144A 7.375% 5/15/20	200,000	215,500
#144A 7.625% 4/15/22	267,000	293,032
8.375% 9/15/20	1,300,000	1,397,500

		3,921,815

Semiconductors & Semiconductor Equipment–0.61%
Advanced Micro Devices
7.75% 8/1/20	368,000	375,360
8.125% 12/15/17	150,000	158,637
Amkor Technology
#144A 6.375% 10/1/22	162,000	159,773
6.625% 6/1/21	165,000	168,300
7.375% 5/1/18	450,000	470,250
Freescale Semiconductor 8.05% 2/1/20	235,000	232,650
#NXP 144A 9.75% 8/1/18	100,000	115,500

		1,680,470

Software–0.19%
#Lawson Software 144A 9.375% 4/1/19	350,000	390,250
#Nuance Communications 144A 5.375% 8/15/20	122,000	126,575

		516,825

Specialty Retail–1.63%
AutoNation 5.50% 2/1/20	100,000	107,250
Brown Shoe 7.125% 5/15/19	800,000	822,000
Claire’s Stores
8.875% 3/15/19	1,075,000	994,375
#144A 9.00% 3/15/19	1,212,000	1,263,510
Gymboree 9.125% 12/1/18.	200,000	191,250
J. Crew Group 8.125% 3/1/19	201,000	211,553
#Party City Holdings 144A 8.875% 8/1/20	208,000	222,560
#Penske Automotive Group 144A 5.75% 10/1/22	130,000	133,900
#Toys R Us 144A 7.375% 9/1/16	500,000	511,250

		4,457,648

Textiles, Apparel & Luxury Goods–0.26%
Quiksilver 6.875% 4/15/15.	632,000	632,000

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Textiles, Apparel & Luxury Goods (continued)
#Wolverine World Wide 144A 6.125% 10/15/20	80,000	$82,800

		714,800

Thrift & Mortgage Finance–0.11%
Nationstar Mortgage
#144A 7.875% 10/1/20	153,000	156,442
#144A 9.625% 5/1/19	143,000	156,618

		313,060

Tobacco–0.13%
Alliance One International 10.00% 7/15/16	236,000	245,440
Vector Group 11.00% 8/15/15	100,000	104,625

		350,065

Trading Companies & Distributors–0.37%
Aircastle
7.625% 4/15/20	135,000	150,188
9.75% 8/1/18	205,000	234,725
#H&E Equipment Services 144A 7.00% 9/1/22	141,000	146,992
McJunkin Red Man 9.50% 12/15/16	100,000	108,375
#Rexel 144A 6.125% 12/15/19	200,000	206,750
#TRAC Intermodal 144A 11.00% 8/15/19	120,000	126,000
UR Merger Sub 10.25% 11/15/19	26,000	29,770

		1,002,800

Wireless Telecommunication Services–4.18%
Cricket Communications
7.75% 5/15/16	250,000	265,000
7.75% 10/15/20	1,118,000	1,095,640
#eAccess 144A 8.25% 4/1/18	450,000	414,000
MetroPCS Wireless
6.625% 11/15/20	1,044,000	1,097,505
7.875% 9/1/18	45,000	48,825
Nextel Communications 7.375% 8/1/15	1,003,000	1,009,269
NII Capital
7.625% 4/1/21	732,000	585,600
8.875% 12/15/19	317,000	267,865
10.00% 8/15/16	181,000	179,190
#SBA Telecommunications 144A 5.75% 7/15/20	232,000	244,470
Sprint Capital
6.90% 5/1/19	1,111,000	1,158,218
8.75% 3/15/32	633,000	658,320
Sprint Nextel
7.00% 8/15/20	1,570,000	1,638,687
#144A 9.00% 11/15/18	860,000	1,034,149
9.125% 3/1/17	334,000	379,925

LVIP JPMorgan High Yield Fund––11

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
Sprint Nextel (continued)
11.50% 11/15/21	90,000	$113,062
VimpelCom Holdings
#144A 6.255% 3/1/17	200,000	206,836
#144A 7.504% 3/1/22	200,000	210,250
Wind Acquisition Finance
#144A 7.25% 2/15/18	200,000	190,000
#144A 11.75% 7/15/17	712,000	674,620

		11,471,431

Total Corporate Bonds
(Cost $223,743,072)		233,258,289

«SENIOR SECURED LOANS–8.24%
AOT Bedding Super Holdings Tranche B 1st Lien 5.00% 8/29/19	197,537	197,079
Aptalis Pharma 5.50% 2/25/17	549,111	549,087
Aptalis Pharma Tranche B 5.50% 2/11/17	149,625	149,344
Arch Coal 5.75% 5/1/18	207,991	209,286
Avaya Tranche B-1 3.034% 10/26/14	80,947	78,808
Avaya Tranche B-3 4.814% 10/27/17	162,600	148,870
AZ Chem US Tranche B 4.25% 12/6/17	107,955	100,599
Barrington Broadcasting Group 7.50% 5/30/17	92,432	93,472
Bresnan Broadband Holdings 4.50% 12/14/17	121,878	122,351
Burger King Tranche B 4.50% 10/30/16	234,839	235,479
Caesars Entertainment Operating 3.241% 1/28/15	920,001	894,209
Caesars Entertainment Operating Tranche B6 5.494% 1/28/18	897,649	817,987
Catalent Pharma Solutions Tranche B 5.25% 9/15/17	199,001	199,991
CCM Merger 7.00% 2/1/17	205,288	207,854
CDW Tranche B 4.25% 7/15/15	200,224	197,889
Cengage Learning Acquisitions
2.49% 7/3/14	316,599	302,152
5.50% 7/31/17	125,000	114,114
Cenveo Tranche B 6.25% 12/15/16	69,236	69,351
Ceridian Tranche B 5.75% 5/30/17	180,550	181,830

	Principal	Value
	Amount°	(U.S. $)
«SENIOR SECURED LOANS (continued)
Chesapeake Energy 8.50% 12/2/17	500,000	$502,160
Chrysler Group 6.00% 5/24/17	1,127,979	1,153,291
Clear Channel Communications Tranche B 3.889% 1/29/16	1,157,101	949,621
Collective Brands Tranche B 7.25% 9/19/19	75,000	75,282
Cumulus Media Holdings Tranche B 5.75% 9/16/18	296,193	298,476
Ducommun Tranche B 5.50% 6/30/17	123,750	118,173
Entercom Radio Tranche B 5.479% 11/7/18	94,267	95,504
FGI Operating Tranche B 5.50% 4/2/19	150,000	151,145
Freescale Semiconductor 4.489% 12/1/16	745,189	729,667
Go Daddy Operating 7.00% 9/9/18	544,500	543,683
Graton Resort & Casino Tranche B 8.50% 8/3/18	150,000	153,375
Gymboree 5.00% 11/23/17	682,776	667,413
Harland Clarke Holdings 2.76% 6/30/14	121,537	115,308
Harland Clarke Holdings Tranche B 5.25% 6/30/17	85,076	76,781
Homeward Residential 8.25% 8/17/17	158,654	161,133
Intelligrated 1st Lien 6.75% 7/18/19	225,000	227,250
inVentiv Health Tranche B 6.50% 8/4/16	182,811	177,326
iStar Financial Tranche A-1 5.00% 6/30/13	74,748	64,424
J. Crew Group Tranche B 4.75% 1/26/18	497,481	497,125
Level 3 Financing 5.75% 9/1/18	115,000	115,311
Level 3 Financing Tranche B2 5.75% 9/1/18	200,000	200,541
MEG Energy Tranche B 4.00% 3/7/18	113,850	114,588
Misys 1st Lien 7.25% 3/19/18	220,000	221,815
Mohegan Tribal Gaming Authority Tranche B 9.00% 2/28/16	200,000	204,125
Momentive Performance Materials 3.93% 5/5/15	88,350	85,773
MTL Publishing Tranche B 5.50% 11/14/17	100,000	101,097

LVIP JPMorgan High Yield Fund––12

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
«SENIOR SECURED LOANS (continued)
National Mentor Holdings Tranche B 7.00% 2/9/17	225,000	$225,272
Newport Television Tranche B 9.00% 3/14/16	211,942	213,927
Newsday Tranche B 10.50% 8/1/13	150,000	150,875
NGPL PipeCo Tranche B 6.75% 4/18/17	412,500	421,094
Noranda Aluminum Acquisition Tranche B 5.75% 2/17/19	141,944	143,807
Novelis 1st Lien 3.75% 3/10/17	494,972	496,147
Nuveen Investments Tranche B 7.25% 5/13/17	440,000	444,264
NXP 5.25% 2/13/19	248,750	252,638
NXP 1st Lien 5.50% 3/4/17	396,000	405,241
OSI Restaurant Partners
2.563% 6/14/14	87,600	87,277
2.593% 6/14/13	8,720	8,688
Patriot Coal 9.50% 12/9/13	60,073	60,148
Pep Boys-Manny Moe & Jack 1st Lien 5.25% 9/17/19	275,000	272,937
PL Propylene Tranche B 7.00% 3/13/17	137,802	139,690
PolyOne Tranche B 5.00% 9/30/17	109,175	110,021
Radio One 0.00% 3/7/16	544,895	549,663
Realogy
3.00% 10/10/13	2,904	2,824
4.25% 10/10/16	27,566	27,291
Realogy Tranche B 4.25% 10/10/16	352,295	348,772
Reynolds Group Holdings Tranche E 6.50% 2/9/18	58,609	0
RH Donnelley 9.00% 10/24/14	174,075	107,492
Road Infrastructure Investment 6.25% 3/30/18	114,713	114,568
ROC Finance 8.50% 8/19/17	200,000	205,500
Roofing Supply Group Tranche B 6.50% 5/10/19	49,875	50,388
Sabre Tranche B 5.75% 8/28/17	198,947	197,977
Sourcecorp Tranche B 1st Lien 6.625% 4/29/17	108,900	107,946
Sourcecorp Tranche B 2nd Lien 10.50% 4/29/18	100,000	91,500

	Principal	Value
	Amount°	(U.S. $)
«SENIOR SECURED LOANS (continued)
Summit Materials Tranche B 6.25% 1/12/19	174,563	$175,612
Supervalu Tranche B-3 8.00% 8/1/18	535,000	537,758
Texas Competitive Electric Holdings 3.496% 10/10/17	1,500,000	1,035,757
Trinseo Materials Operating Tranche B 6.00% 8/4/17	392,196	376,998
Univision Communications 4.489% 10/19/16	1,130,525	1,119,219
Univision Communications Tranche B 2.239% 9/29/14	27,383	27,348
US Renal Care 1st Lien 6.25% 6/11/19	100,000	101,246
@Vertis 11.75% 12/20/15	243,194	80,862
Wabash National Tranche B 6.00% 4/17/19	204,087	206,639
Wendy’s International Tranche B 4.75% 4/3/19	175,000	176,768
WideOpenWest Finance 6.25% 7/17/18	74,813	75,594
WideOpenWest Finance 1st Lien 6.50% 3/22/18	156,535	158,811
WireCo WorldGroup 6.00% 2/28/17	75,000	76,312
Yankee Candle 5.25% 3/2/19	273,625	276,669
Zayo Group Tranche B 7.125% 7/2/19	256,108	259,097

Total Senior Secured Loans (Cost $22,488,714)		22,590,776

	Number of Shares
COMMON STOCK–0.31%
†Capmark Financial Group	23,750	622,250
†@=General Maritime	85	2,550
†General Motors	8,529	194,035
†Motors Liquidation	1,150,000	116
†*Motors Liquidation	1,167	19,605

Total Common Stock (Cost $1,036,464)		838,556

CONVERTIBLE PREFERRED STOCK–0.33%
General Motors 4.75% exercise price $39.60, expiration date 12/1/13	23,850	889,128

Total Convertible Preferred Stock (Cost $997,035)		889,128

LVIP JPMorgan High Yield Fund––13

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
PREFERRED STOCK–0.51%
#†Ally Financial 144A 7.00%	836	$782,104
•Bank of America 8.125%	250,000	275,678
•Hartford Financial Services Group 7.875%	5,600	156,744
•XL Group 3.575%	250	187,828

Total Preferred Stock (Cost $1,323,193)		1,402,354

WARRANTS–0.03%
@=General Maritime	132	0
General Motors CW16 exercise price $10.00, expiration date 7/10/16	4,228	58,262

	Number of	Value
	Shares	(U.S. $)
WARRANTS (continued)
General Motors CW19 exercise price $18.33, expiration date 7/10/19	4,228	$34,923

Total Warrants (Cost $211,690)		93,185

SHORT-TERM INVESTMENT–5.05%
Money Market Mutual Fund–5.05%
Dreyfus Treasury & Agency Cash Management Fund	13,837,532	13,837,532

Total Short-Term Investment (Cost $13,837,532)		13,837,532

TOTAL VALUE OF SECURITIES–100.19% (Cost $265,252,298)	274,620,344
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.19%)	(521,634)

NET ASSETS APPLICABLE TO 24,335,546 SHARES OUTSTANDING–100.00%	$274,098,710

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2012, the aggregate value of Rule 144A securities was $72,872,524, which represents 26.59% of the Fund’s net assets. See Note 3 in “Notes.”
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of September 30, 2012. Interest rates reset periodically.
*	Common Stock Unit.
@	Illiquid security. At September 30, 2012, the aggregate value of illiquid securities was $271,952, which represented 0.10% of the Fund’s net assets. See Note 3 in “Notes.”
♦	Pass Through Agreement. Security represents the contractual right to receive a proporationate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2012, the aggregate value of the fair valued securities was $2,550, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes.”
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2012.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
‡	Non income producing security. Security is currently in default.

PIK–Pay-in-kind

LVIP JPMorgan High Yield Fund––14

LVIP JPMorgan High Yield Fund

Notes to Financial Statements

September 30, 2012 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)—LVIP JPMorgan High Yield Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares and pays dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$265,312,209

Aggregate unrealized appreciation	$12,303,314
Aggregate unrealized depreciation	(2,995,179)

Net unrealized appreciation	$9,308,135

For federal income tax purposes, capital loss carryforwards of $664,451 may be carried forward and applied against future capital gains. Capital loss carryforwards if not utilized in future years, will expire as follows: $41,387 expires in 2018.

LVIP JPMorgan High Yield Fund—15

LVIP JPMorgan High Yield Fund

Notes to Financial Statements (continued)

2. Investments (continued)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

At December 31, 2011, short-term losses of $623,064 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Security	$—	$1,710,524	$—	$1,710,524
Common Stock	835,890	—	2,666	838,556
Corporate Debt	889,128	255,682,665	166,400	256,738,193
Short-Term Investment	13,837,532	—	—	13,837,532
Other	93,185	1,402,354	—	1,495,539

Total	$15,655,735	$258,795,543	$169,066	$274,620,344

A reconciliation of Level 3 investments is not presented because Level 3 investments were not considered material at the beginning, interim or end of the period in relation to net assets.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Credit and Market Risk

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

LVIP JPMorgan High Yield Fund—16

LVIP JPMorgan High Yield Fund

Notes to Financial Statements (continued)

3. Credit and Market Risk (continued)

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP JPMorgan High Yield Fund—17

LVIP MFS International Growth Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of	Value
	Shares	(U.S. $)
ΔCOMMON STK–97.99%
Australia–2.42%
Iluka Resources	133,341	$1,373,795
Newcrest Mining	59,267	1,791,891
Rio Tinto	59,858	3,313,958

		6,479,644

Brazil–4.45%
BM&FBovespa	336,700	2,028,223
Brasil Brokers Participacoes	192,100	677,626
Cia Hering	49,600	1,108,748
Diagnosticos da America	115,200	688,830
Fleury	51,800	613,080
Itau Unibanco Holding ADR	175,360	2,679,501
Lojas Renner	45,700	1,517,359
LPS Brasil Consultoria de Imoveis	50,000	894,201
Tim Participacoes ADR	88,650	1,703,853

		11,911,421

Canada–3.01%
Canadian National Railway	54,690	4,825,299
Goldcorp	32,050	1,471,532
Suncor Energy	53,805	1,769,876

		8,066,707

Chile–0.58%
Banco Santander Chile ADR	21,370	1,565,139

		1,565,139

■China–0.27%
Guangzhou Automobile Group	1,096,000	719,435

		719,435

Denmark–2.35%
Carlsberg Class B	31,993	2,834,606
Novo Nordisk Class B	21,851	3,452,061

		6,286,667

Finland–0.76%
Kone Class B	29,276	2,025,898

		2,025,898

France–12.74%
Air Liquide	24,014	2,976,369
Cie Generale d’Optique Essilor
International	28,836	2,700,249
Danone	114,275	7,035,539
Dassault Systemes	25,217	2,649,441
Legrand	43,701	1,647,113
LVMH Moet Hennessy Louis Vuitton	41,811	6,286,318
Pernod-Ricard	40,282	4,519,548
Publicis Groupe	48,949	2,739,378
Schneider Electric	40,776	2,413,245
Technip	10,190	1,132,819

		34,100,019

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Germany–8.83%
Bayer	28,491	$2,446,804
Bayerische Motoren Werke	40,747	2,979,918
Brenntag	21,442	2,744,383
Fresenius Medical Care	30,583	2,242,497
Infineon Technologies	187,494	1,189,758
Linde	33,097	5,699,193
SAP	50,518	3,577,640
Symrise	81,789	2,769,463

		23,649,656

■Hong Kong–4.26%
AIA Group	979,000	3,648,745
China Unicom Hong Kong	1,946,000	3,192,221
Dairy Farm International Holdings	103,500	1,149,885
Li & Fung	2,200,000	3,410,281

		11,401,132

India–0.67%
HDFC Bank ADR	47,920	1,800,834

		1,800,834

Indonesia–0.55%
Bank Rakyat Indonesia Persero	1,879,000	1,462,753

		1,462,753

Ireland–2.09%
Accenture Class A	49,400	3,459,482
Experian	129,289	2,148,437

		5,607,919

Israel–2.33%
†Check Point Software Technologies	83,120	4,003,059
†NICE Systems ADR	67,310	2,236,038

		6,239,097

Italy–0.98%
Saipem	54,747	2,629,078

		2,629,078

Japan–12.99%
Honda Motor	108,500	3,333,647
Inpex	436	2,601,525
Japan Tobacco	243,500	7,309,813
JGC	106,000	3,539,448
Lawson	55,700	4,283,792
OBIC	10,860	2,278,769
Santen Pharmaceutical	59,900	2,756,406
Shin-Etsu Chemical	19,700	1,108,543
Sundrug	28,300	1,028,036
Unicharm	69,500	3,991,027
Yahoo Japan	6,718	2,560,099

		34,791,105

LVIP MFS International Growth Fund––1

LVIP MFS International Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Macau–0.59%
Sands China	420,000	$1,568,053

		1,568,053

■Mexico–0.55%
†Grupo Financiero Santander Mexico Class B ADR	107,220	1,468,914

		1,468,914

Netherlands–3.07%
Akzo Nobel	40,581	2,294,018
ASML Holding	27,890	1,497,135
Heineken	74,338	4,431,546

		8,222,699

Panama–1.04%
Copa Holdings Class A	34,160	2,776,183

		2,776,183

Peru–0.96%
Credicorp	20,470	2,564,482

		2,564,482

Republic of Korea–1.09%
Samsung Electronics	2,419	2,923,643

		2,923,643

Russia–0.75%
Gazprom ADR	199,520	2,001,186

		2,001,186

South Africa–0.57%
MTN Group	79,795	1,535,979

		1,535,979

Spain–2.17%
Amadeus IT Holding	88,022	2,050,733
Inditex	30,261	3,757,641

		5,808,374

Sweden–0.67%
Ericsson Class B	196,844	1,794,069

		1,794,069

Switzerland–8.38%
Cie Financiere Richemont	42,641	2,557,236
†Julius Baer Group	60,196	2,099,451
Kuehne & Nagel International	11,413	1,288,809
Nestle	97,642	6,156,808
Roche Holding	21,888	4,089,236
Schindler Holding	19,775	2,430,741
†Sonova Holding	37,706	3,810,894

		22,433,175

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan–1.46%
Taiwan Semiconductor Manufacturing ADR	247,580	$3,916,716

		3,916,716

Thailand–1.17%
CP ALL	1,203,900	1,386,937
Siam Commercial Bank	321,100	1,755,812

		3,142,749

United Kingdom–15.41%
Aberdeen Asset Management	423,892	2,129,614
Bellway	90,514	1,345,505
BG Group	230,771	4,658,401
Capita	213,412	2,669,229
Compass Group	496,668	5,482,142
Croda International	30,249	1,184,591
Diageo	232,007	6,517,351
HSBC Holdings	302,204	2,797,872
Intertek Group	46,364	2,051,526
Reckitt Benckiser Group	85,875	4,943,925
†Rolls-Royce Holdings	166,375	2,264,964
Standard Chartered	136,607	3,088,493
Weir Group	74,400	2,124,227

		41,257,840

United States–0.83%
†Mettler-Toledo International	12,950	2,211,083

		2,211,083

Total Common Stock (Cost $230,420,672)		262,361,649

SHORT-TERM INVESTMENT–1.33%
Money Market Mutual Fund–1.33%
Dreyfus Treasury & Agency Cash Management Fund	3,564,104	3,564,104

		3,564,104

Total Short-Term Investment (Cost $3,564,104)		3,564,104

LVIP MFS International Growth Fund––2

LVIP MFS International Growth Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.32% (Cost $233,984,776)	265,925,753
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.68%	1,812,252

NET ASSETS APPLICABLE TO 21,724,876 SHARES OUTSTANDING–100.00%	$267,738,005

Δ	Securities have been classified by country of origin.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†	Non income producing security.
«	Includes foreign currency valued at $320,192 with a cost of $321,735.

The following foreign currency exchange contracts were outstanding at September 30, 2012:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	CAD	(5,821)	USD	5,943	10/1/12	$23
MNB	CHF	(14,925)	USD	15,938	10/1/12	67
MNB	EUR	(41,635)	USD	53,786	10/1/12	280
MNB	EUR	(303,058)	USD	391,521	10/2/12	2,060
MNB	GBP	(41,930)	USD	68,074	10/1/12	360
MNB	GBP	(331,558)	USD	538,383	10/2/12	2,955
MNB	HKD	(395,962)	USD	51,067	10/3/12	2
MNB	JPY	(19,413,762)	USD	249,578	10/3/12	721
MNB	THB	(282,960)	USD	9,168	10/3/12	(11)
MNB	ZAR	(216,226)	USD	26,310	10/1/12	341

						$6,798

The use of foreign currency exchange contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

ADR–American Depositary Receipt

CAD–Canadian Dollar

CHF–Swiss Franc

EUR–European Monetary Unit

GBP–British Pound Sterling

HKD–Hong Kong Dollar

JPY–Japanese Yen

MNB–Mellon National Bank

THB–Thailand Baht

USD–United States Dollar

ZAR–South African Rand

LVIP MFS International Growth Fund––3

LVIP MFS International Growth Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)—LVIP MFS International Growth Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP MFS International Growth Fund—4

LVIP MFS International Growth Fund

Notes (continued)

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$237,629,083

Aggregate unrealized appreciation	$41,393,949
Aggregate unrealized depreciation	(13,097,279)

Net unrealized appreciation	$28,296,670

For federal income tax purposes, at December 31, 2011 capital loss carryforwards of $42,280,880 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $17,856,965 expires in 2016 and $24,423,915 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Total
Common Stock	$262,361,649	$—	$262,361,649
Short-Term Investment	3,564,104	—	3,564,104

Total	$265,925,753	—	$265,925,753

Foreign Currency Exchange Contracts	$—	$6,798	$6,798

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

LVIP MFS International Growth Fund—5

LVIP MFS International Growth Fund

Notes (continued)

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of September 30, 2012, there were no Rule 144A securities and no securities have been determined to be illiquid.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP MFS International Growth Fund—6

LVIP MFS Value Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.71%
Aerospace & Defense–7.75%
Honeywell International	227,600	$13,599,100
Lockheed Martin	280,230	26,167,877
Northrop Grumman	111,510	7,407,609
United Technologies	195,330	15,292,386

		62,466,972

Air Freight & Logistics–1.35%
United Parcel Service Class B	152,570	10,919,435

		10,919,435

Auto Components–1.46%
†Delphi Automotive	129,100	4,002,100
Johnson Controls	282,650	7,744,610

		11,746,710

Automobiles–0.18%
†General Motors	63,380	1,441,895

		1,441,895

Beverages–2.78%
Coca-Cola Enterprises	40,160	1,255,803
Diageo	532,469	14,957,685
Dr Pepper Snapple Group	27,910	1,242,832
PepsiCo	69,850	4,943,285

		22,399,605

Capital Markets–6.36%
Bank of New York Mellon	497,710	11,258,200
BlackRock	54,626	9,739,816
Franklin Resources	42,800	5,352,996
Goldman Sachs Group	164,750	18,728,780
State Street	148,790	6,243,228

		51,323,020

Chemicals–2.23%
Air Products & Chemicals	87,320	7,221,364
PPG Industries	93,510	10,738,688

		17,960,052

Commercial Banks–2.89%
PNC Financial Services Group	98,770	6,232,387
SunTrust Banks	50,860	1,437,812
Wells Fargo	452,420	15,622,063

		23,292,262

Communications Equipment–0.25%
Cisco Systems	105,840	2,020,486

		2,020,486

Computers & Peripherals–0.17%
Hewlett-Packard	82,280	1,403,697

		1,403,697

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–0.14%
Fluor	20,320	$1,143,610

		1,143,610

Diversified Financial Services–3.76%
JPMorgan Chase	647,660	26,217,277
Moody’s	92,700	4,094,559

		30,311,836

Diversified Telecommunication Services–2.34%
AT&T	500,280	18,860,556

		18,860,556

Electric Utilities–0.19%
PPL	53,060	1,541,393

		1,541,393

Energy Equipment & Services–0.22%
Transocean	40,180	1,803,680

		1,803,680

Food & Staples Retailing–1.45%
CVS Caremark	207,437	10,044,100
Walgreen	44,150	1,608,826

		11,652,926

Food Products–4.23%
Danone	123,716	7,616,791
General Mills	306,160	12,200,476
Kellogg	61,700	3,187,422
Nestle	140,620	8,866,783
Smucker (J.M.)	25,660	2,215,228

		34,086,700

Health Care Equipment & Supplies–2.62%
Becton Dickinson	57,250	4,497,560
Medtronic	217,660	9,385,499
St. Jude Medical	172,670	7,274,587

		21,157,646

Health Care Providers & Services–0.58%
Quest Diagnostics	73,430	4,657,665

		4,657,665

Hotels, Restaurants & Leisure–0.30%
McDonald’s	26,040	2,389,170

		2,389,170

Household Durables–0.49%
Procter & Gamble	57,255	3,971,207

		3,971,207

Industrial Conglomerates–4.28%
3M	149,330	13,801,079
Danaher	173,610	9,574,592
Tyco International	193,890	10,908,251

LVIP MFS Value Fund—1

LVIP MFS Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates (continued)
†Tyco International–WI	7,520	$206,048

		34,489,970

Insurance–7.28%
ACE	116,540	8,810,424
Aon	156,830	8,200,641
Chubb	86,560	6,602,797
MetLife	420,470	14,489,396
Prudential Financial	181,670	9,902,832
Travelers	156,800	10,703,168

		58,709,258

IT Services–6.06%
Accenture Class A	262,440	18,378,673
†Fiserv	52,430	3,881,393
International Business Machines	72,270	14,992,412
MasterCard Class A	8,695	3,925,619
Western Union	420,170	7,655,497

		48,833,594

Leisure Equipment & Products–0.91%
Hasbro	192,030	7,329,785

		7,329,785

Life Sciences Tools & Services–0.90%
Thermo Fisher Scientific	123,360	7,257,269

		7,257,269

Machinery–1.96%
Eaton	132,960	6,283,690
Stanley Black & Decker	125,052	9,535,215

		15,818,905

Media–5.64%
Comcast Special Class A	226,490	7,881,852
Disney (Walt)	292,540	15,293,991
McGraw-Hill	56,340	3,075,601
Omnicom Group	185,410	9,559,740
Viacom Class B	179,780	9,634,410

		45,445,594

Multiline Retail–1.70%
Kohl’s	53,350	2,732,587
Target	172,920	10,975,232

		13,707,819

Multi-Utilities–0.86%
PG&E	124,220	5,300,467
Public Service Enterprise Group	50,550	1,626,699

		6,927,166

Oil, Gas & Consumable Fuels–6.98%
Apache	58,270	5,038,607
Chevron	149,750	17,454,860

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
EOG Resources	46,800	$5,243,940
Exxon Mobil	162,320	14,844,164
Occidental Petroleum	159,540	13,730,012

		56,311,583

Pharmaceuticals–9.24%
Abbott Laboratories	187,150	12,831,004
Johnson & Johnson	316,070	21,780,384
Merck	181,610	8,190,611
Pfizer	1,098,435	27,296,109
Roche Holding	23,754	4,437,852

		74,535,960

Professional Services–0.47%
Dun & Bradstreet	48,000	3,821,760

		3,821,760

Road & Rail–0.46%
Canadian National Railway	42,500	3,749,775

		3,749,775

Semiconductors & Semiconductor Equipment–0.69%
Intel	246,250	5,584,950

		5,584,950

Software–1.70%
Oracle	434,730	13,689,648

		13,689,648

Specialty Retail–0.86%
Advance Auto Parts	59,980	4,105,031
Staples	244,310	2,814,451

		6,919,482

Tobacco–5.13%
Altria Group	130,720	4,364,741
Lorillard	67,690	7,882,501
Philip Morris International	324,150	29,154,050

		41,401,292

Wireless Telecommunication Services–1.85%
Vodafone Group	5,250,234	14,901,144

		14,901,144

Total Common Stock (Cost $628,443,993)		795,985,477

LVIP MFS Value Fund —2

LVIP MFS Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCK–0.22%
PPL 9.50% exercise price $28.80, expiration date 7/1/13	18,140	$978,834
United Technologies 7.50% exercise price $98.52, expiration date 8/1/15	14,230	798,303

Total Convertible Preferred Stock (Cost $1,622,786)		1,777,137

	Number of Shares	Value (U.S. $)
SECURITY SOLD SHORT–(0.33%)
†ADT	(74,780)	$(2,692,080)

Total Security Sold Short (Proceeds $2,658,489)		(2,692,080)

SHORT-TERM INVESTMENT–1.26%
Money Market Mutual Fund–1.26%
Dreyfus Treasury & Agency Cash Management Fund	10,169,205	10,169,205

Total Short-Term Investment (Cost $10,169,205)		10,169,205

TOTAL VALUE OF SECURITIES–99.86% (Cost $637,577,495)	805,239,739
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	1,109,531

NET ASSETS APPLICABLE TO 31,150,001 SHARES OUTSTANDING–100.00%	$806,349,270

†	Non income producing security.
«	Includes foreign currency valued at $19,301 with a cost of $19,350.

The following foreign currency exchange contract was outstanding at September 30, 2012:1

Foreign Currency Exchange Contract

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	CAD	(18,975)	USD	19,264	10/1/12	$(35)

The use of foreign currency exchange contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

CAD–Canadian Dollar

MNB–Mellon National Bank

USD–United States Dollar

LVIP MFS Value Fund—3

LVIP MFS Value Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)—LVIP MFS Value Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP MFS Value Fund—4

LVIP MFS Value Fund

Notes (continued)

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$669,599,908

Aggregate unrealized appreciation	$177,773,107
Aggregate unrealized depreciation	(42,133,276)

Net unrealized appreciation	$135,639,831

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $62,337,813 may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011, if not utilized in will expire as follows: $14,068,676 expires in 2016 and $41,628,018 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

At December 31, 2011, long-term losses of $6,641,119 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Total
Common Stock	$795,985,477	$—	$795,985,477
Convertible Preferred Stock	798,303	978,834	1,777,137
Security Sold Short	(2,692,080)	—	(2,692,080)
Short-Term Investment	10,169,205	—	10,169,205

Total	$804,260,905	$978,834	$805,239,739

Foreign Currency Exchange Contract	$—	$(35)	$(35)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded

LVIP MFS Value Fund—5

LVIP MFS Value Fund

Notes (continued)

2. Investments (continued)

in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP MFS Value Fund—6

LVIP Mid-Cap Value Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.18%
Aerospace & Defense–2.81%
†Esterline Technologies	23,500	$1,319,290
†Teledyne Technologies	25,600	1,622,784

		2,942,074

Airlines–0.77%
†Delta Air Lines	87,650	802,874

		802,874

Beverages–1.22%
Dr Pepper Snapple Group	28,600	1,273,558

		1,273,558

Capital Markets–1.11%
Invesco	46,200	1,154,538
†*@=Solar Cayman Escrow	26,800	2,680

		1,157,218

Chemicals–4.32%
FMC	25,900	1,434,342
Incitec Pivot	254,465	786,780
Methanex	58,800	1,678,152
Yingde Gases	708,500	627,711

		4,526,985

Commercial Banks–6.76%
BankUnited	43,500	1,070,535
Comerica	34,900	1,083,645
First Midwest Bancorp	39,200	491,960
M&T Bank	9,900	942,084
†Popular	47,930	835,420
Regions Financial	192,800	1,390,088
Zions Bancorp	61,300	1,266,152

		7,079,884

Communications Equipment–0.91%
Harris	18,700	957,814

		957,814

Computers & Peripherals–1.26%
†SanDisk	30,500	1,324,615

		1,324,615

Construction & Engineering–1.10%
URS	32,700	1,154,637

		1,154,637

Containers & Packaging–3.21%
†Owens-Illinois	56,700	1,063,692
Packaging Corp of America	51,700	1,876,710
Rexam	60,471	424,700

		3,365,102

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services–2.44%
NYSE Euronext	24,400	$601,460
†PHH	96,200	1,957,670

		2,559,130

Electric Utilities–4.00%
Great Plains Energy	25,200	560,952
Northeast Utilities	47,200	1,804,456
NV Energy	101,100	1,820,811

		4,186,219

Electrical Equipment–2.00%
Hubbell Class B	25,900	2,091,166

		2,091,166

Electronic Equipment, Instruments & Components–2.34%
†Arrow Electronics	72,700	2,450,717

		2,450,717

Energy Equipment & Services–2.47%
†Ocean Rig UDW	75,600	1,233,036
Tidewater	6,800	330,004
Trican Well Service	79,000	1,027,727

		2,590,767

Food Products–2.09%
Bunge	16,600	1,113,030
Ingredion	18,900	1,042,524
Maple Leaf Foods	3,200	36,064

		2,191,618

Gas Utilities–1.46%
UGI	48,000	1,524,000

		1,524,000

Health Care Equipment & Supplies–0.75%
†Boston Scientific	137,400	788,676

		788,676

Health Care Providers & Services–4.99%
AmerisourceBergen	21,700	840,007
†Brookdale Senior Living	63,100	1,465,182
CIGNA	37,500	1,768,875
Universal Health Services Class B	11,800	539,614
†Vanguard Health Systems	49,900	617,263

		5,230,941

Household Durables–4.48%
Lennar Class A	46,800	1,627,236
Newell Rubbermaid	62,100	1,185,489
†Toll Brothers	56,700	1,884,141

		4,696,866

LVIP Mid-Cap Value Fund—1

LVIP Mid-Cap Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–8.56%
Everest Re Group	16,600	$1,775,536
Platinum Underwriters Holdings	27,990	1,143,951
Principal Financial Group	49,700	1,338,918
Reinsurance Group of America	40,631	2,351,316
Unum Group	89,300	1,716,346
XL Group	26,700	641,601

		8,967,668

IT Services–0.63%
Booz Allen Hamilton Holding	47,500	657,875

		657,875

Leisure Equipment & Products–1.67%
Mattel	49,400	1,752,712

		1,752,712

Machinery–5.36%
†AGCO	25,900	1,229,732
Barnes Group	64,900	1,623,149
Dover	14,700	874,503
Pentair	42,400	1,887,224

		5,614,608

Media–0.88%
Virgin Media	31,400	924,416

		924,416

Multiline Retail–1.25%
Family Dollar Stores	19,800	1,312,740

		1,312,740

Multi-Utilities–2.03%
Alliant Energy	24,500	1,063,055
Wisconsin Energy	28,200	1,062,294

		2,125,349

Oil, Gas & Consumable Fuels–4.42%
†Cobalt International Energy	84,400	1,879,587
CONSOL Energy	18,200	546,910
Japan Petroleum Exploration	13,600	545,639
†Newfield Exploration	22,000	689,040
QEP Resources	30,600	968,796

		4,629,972

Paper & Forest Products–1.49%
†Louisiana-Pacific	124,600	1,557,500
†@=Sino-Forest	34,200	0
#†@=Sino-Forest 144A	19,100	0

		1,557,500

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–4.05%
†Almirall	164,607	$1,281,861
†Impax Laboratories	62,800	1,630,288
UCB	24,109	1,325,689

		4,237,838

Real Estate Investment Trusts–4.97%
American Assets Trust	40,500	1,084,995
Equity Lifestyle Properties	14,700	1,001,364
Hatteras Financial	38,700	1,090,953
Weyerhaeuser	77,500	2,025,850

		5,203,162

Real Estate Management & Development–3.21%
BR Properties	157,300	2,044,872
†Forest City Enterprises Class A	53,600	849,560
Iguatemi Empresa de Shopping Centers	18,300	468,752

		3,363,184

Semiconductors & Semiconductor Equipment–5.03%
Avago Technologies	52,400	1,826,926
Linear Technology	18,600	592,410
†Microsemi	85,000	1,705,950
†Teradyne	80,100	1,139,022

		5,264,308

Specialty Retail–0.97%
†ANN	9,900	373,527
Ross Stores	9,900	639,540

		1,013,067

Textiles, Apparel & Luxury Goods–1.16%
Samsonite International	635,700	1,219,883

		1,219,883

Thrift & Mortgage Finance–0.64%
†Beneficial Mutual Bancorp	69,700	666,332

		666,332

Trading Companies & Distributors–1.37%
†WESCO International	25,100	1,435,720

		1,435,720

Total Common Stock (Cost $83,708,839)		102,841,195

LVIP Mid-Cap Value Fund—2

LVIP Mid-Cap Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
SHORT-TERM INVESTMENT–1.98%
Money Market Mutual Fund–1.98%
Dreyfus Treasury & Agency Cash Management Fund	2,070,902	$2,070,902

Total Short-Term Investment (Cost $2,070,902)		2,070,902

TOTAL VALUE OF SECURITIES–100.16% (Cost $85,779,741)	104,912,097
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.16%)	(165,985)

NET ASSETS APPLICABLE TO 6,915,033 SHARES OUTSTANDING–100.00%	$104,746,112

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2012, the aggregate value of Rule 144A securities was $0, which represented 0.00% of the Fund’s net assets. See Note 4 in “Notes.”
†	Non income producing security.
*	Common Stock Unit.
@	Illiquid security. At September 30, 2012, the aggregate value of illiquid securities was $2,680, which represented 0.00% of the Fund’s net assets. See Note 4 in “Notes.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2012, the aggregate value of the fair valued securities was $2,680, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes.”

The following foreign currency exchange contracts were outstanding at September 30, 2012:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	CAD	(35,703)	USD	36,226	10/1/12	$(87)
MNB	CAD	(25,449)	USD	25,881	10/3/12	(2)

						$(89)

The use of foreign currency exchange contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

CAD–Canadian Dollar

MNB–Mellon National Bank

USD–United States Dollar

LVIP Mid-Cap Value Fund—3

LVIP Mid-Cap Value Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)—LVIP Mid-Cap Value Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP Mid-Cap Value Fund—4

LVIP Mid-Cap Value Fund

Notes (continued)

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$88,738,813

Aggregate unrealized appreciation	$22,974,192
Aggregate unrealized depreciation	(6,800,908)

Net unrealized appreciation	$16,173,284

For federal income tax purposes, at December 31, 2011 capital loss carryforwards of $41,663,073 may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011, if not utilized in future years, will expire as follows: $5,997,466 expires in 2016 and $35,665,607 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

A reconciliation of Level 3 investments is not presented because Level 3 investments were not considered material at the beginning, interim or end of the period in relation to net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$102,838,515	$—	$2,680	$102,841,195
Short-Term Investment	2,070,902	—	—	2,070,902

Total	$104,909,417	$—	$2,680	$104,912,097

Foreign Currency Exchange Contracts	$—	$(89)	$—	$(89)

LVIP Mid-Cap Value Fund—5

LVIP Mid-Cap Value Fund

Notes (continued)

2. Investments (continued)

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Mid-Cap Value Fund—6

LVIP Mondrian International Value Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.32%
Australia–5.22%
Amcor	1,282,851	$10,328,729
AMP	2,838,458	12,752,032
QBE Insurance Group	788,068	10,588,696

		33,669,457

Belgium–0.00%
†*Ageas VVPR Strip	17,029	328

		328

France–15.97%
Carrefour	615,559	12,767,129
Cie de Saint-Gobain	391,245	13,743,201
France Telecom	1,378,534	16,630,702
†*GDF Suez VVPR Strip	60,186	77
Sanofi	228,002	19,440,150
†Societe Generale	192,788	5,475,103
Total	381,049	18,901,147
Vallourec	136,960	5,799,215
Vinci	242,499	10,328,756

		103,085,480

Germany–6.37%
Daimler	66,398	3,213,757
Deutsche Telekom	1,404,867	17,285,981
RWE	460,889	20,619,720

		41,119,458

Israel–2.35%
Teva Pharmaceutical Industries ADR	366,800	15,189,188

		15,189,188

Italy–3.41%
ENI	693,296	15,163,459
Intesa Sanpaolo	4,477,348	6,806,528

		21,969,987

Japan–20.82%
Astellas Pharma	346,600	17,615,446
Canon	567,500	18,149,234
HOYA	274,600	6,036,519
Kao	512,300	15,103,378
Nintendo	41,900	5,311,684
Seven & I Holdings	519,800	15,970,783
Shin-Etsu Chemical	84,900	4,777,427
Takeda Pharmaceutical	355,100	16,363,321
Tokio Marine Holdings	557,300	14,244,135
Tokyo Electron	156,100	6,652,983
Toyota Motor	283,100	11,031,520
Trend Micro	112,100	3,132,449

		134,388,879

Netherlands–4.14%
Koninklijke Ahold	1,263,965	15,831,645

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
Reed Elsevier	811,180	$10,846,243

		26,677,888

Singapore–4.37%
Jardine Matheson Holdings	128,400	7,305,960
Singapore Telecommunications	3,829,000	9,984,761
United Overseas Bank	681,857	10,918,380

		28,209,101

Spain–6.48%
†Banco Santander	1,068,966	7,960,445
Iberdrola	3,943,012	17,876,262
Telefonica	1,197,249	15,962,195

		41,798,902

Switzerland–7.56%
†ABB	669,381	12,555,565
Novartis	330,837	20,245,276
†Zurich Insurance Group	64,206	15,989,202

		48,790,043

Taiwan–1.67%
Taiwan Semiconductor Manufacturing ADR	682,416	10,795,821

		10,795,821

United Kingdom–19.96%
BG Group	587,994	11,869,394
BP	2,219,482	15,645,214
Compass Group	1,160,594	12,810,452
GlaxoSmithKline	699,731	16,130,687
National Grid	580,670	6,404,655
Royal Dutch Shell Class A	413,874	14,306,732
Tesco	3,746,292	20,085,624
Unilever	475,126	17,279,167
Vodafone Group	5,041,158	14,307,748

		128,839,673

Total Common Stock (Cost $557,206,331)		634,534,205

SHORT-TERM INVESTMENT–1.30%
Money Market Mutual Fund–1.30%
Dreyfus Treasury & Agency Cash Management Fund	8,385,945	8,385,945

Total Short-Term Investment (Cost $8,385,945)		8,385,945

LVIP Mondrian International Value Fund––1

LVIP Mondrian International Value Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.62% (Cost $565,592,276)	$642,920,150
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.38%	2,467,153

NET ASSETS APPLICABLE TO 43,146,367 SHARES OUTSTANDING–100.00%	$645,387,303

Δ	Securities have been classified by country of origin.
†	Non income producing security.
«	Includes foreign currency valued at $756,241 with a cost of $757,456.
*	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced witholding tax of 15% (rather than 25%) on dividends paid.

The following foreign currency exchange contracts were outstanding at September 30, 2012:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	AUD	(26,820,500)	USD	27,759,888	10/31/12	$20,011
MNB	JPY	8,775,763	USD	(112,959)	10/1/12	(468)

						$19,543

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

ADR–American Depositary Receipt

AUD–Australian Dollar

JPY–Japanese Yen

MNB–Mellon National Bank

USD–United States Dollar

VVPR Strip–Dividend Coupon

LVIP Mondrian International Value Fund––2

LVIP Mondrian International Value Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Mondrian International Value Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

LVIP Mondrian International Value Fund—3

LVIP Mondrian International Value Fund

Notes (continued)

2. Investments (continued)

Cost of investments	$574,676,615

Aggregate unrealized appreciation	$116,608,995
Aggregate unrealized depreciation	(48,365,460)

Net unrealized appreciation	$68,243,535

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $79,091,261 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in futures years, will expire as follows: $73,766,373 expires in 2017 and $5,324,888 expires in 2018.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Total
Common Stock	$634,534,205	$—	$634,534,205
Short-Term Investment	8,385,945	—	8,385,945

Total	$642,920,150	$—	$642,920,150

Foreign Currency Exchange Contracts	$—	$19,543	$19,543

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

LVIP Mondrian International Value Fund—4

LVIP Mondrian International Value Fund

Notes (continued)

3. Derivatives (continued)

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Mondrian International Value Fund—5

LVIP Money Market Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Principal Amount (U.S. $)	Value (U.S. $)
CERTIFICATES OF DEPOSIT–10.13%
Bank of Montreal Chicago
0.14% 10/4/12	35,000,000	$35,000,000
National Bank of Canada New
York 0.58% 6/13/13	10,000,000	10,000,000
≠Royal Bank of Canada New York
0.56% 10/23/12	7,500,000	7,500,181
Toronto Dominion Bank New York
0.17% 10/30/12	12,500,000	12,500,000
0.35% 5/16/13	10,000,000	10,000,000

Total Certificates of deposit (Cost $75,000,181)		75,000,181

COMMERICAL PAPER–75.42%
Aerospace & Defense–2.21%
≠«United Technologies
0.12% 10/26/12	16,335,000	16,333,639

		16,333,639

Colleges & Universities–22.76%
≠Brown University 0.16% 10/2/12	15,100,000	15,099,933
≠Cornell University
0.17% 11/14/12	6,800,000	6,798,587
0.19% 10/11/12	7,600,000	7,599,599
0.19% 12/4/12	7,500,000	7,497,467
≠Dartmouth College
0.17% 10/23/12	4,500,000	4,499,533
≠Duke University 0.17% 10/23/12	5,475,000	5,474,431
Emory University
0.19% 11/19/12	7,500,000	7,500,000
0.19% 12/3/12	12,000,000	12,000,000
≠Lehigh University
0.17% 10/16/12	7,000,000	6,999,504
0.17% 11/19/12	3,900,000	3,899,098
≠Leland Stanford Junior University
0.17% 10/26/12	10,000,000	9,998,819
0.18% 12/14/12	10,000,000	9,996,300
≠St. Joseph County, Indiana
0.18% 12/17/12	16,213,000	16,206,758
≠University of Chicago
0.17% 10/4/12	12,500,000	12,499,823
0.17% 10/16/12	10,000,000	9,999,292
≠Yale University
0.15% 10/16/12	7,500,000	7,499,531
0.16% 12/18/12	25,000,000	24,991,334

		168,560,009

Commercial Banks–23.77%
Abbey National North America
0.17% 10/1/12	35,000,000	35,000,000
≠Australia & New Zealand Bank
0.331% 11/15/12	20,686,000	20,677,467

	Principal Amount (U.S. $)	Value (U.S. $)
COMMERICAL PAPER (continued)
Commercial Banks (continued)
≠Bank of Nova Scotia
0.13% 10/17/12	25,000,000	$24,998,556
0.15% 10/2/12	5,000,000	4,999,979
BNP Paribas Finance
0.11% 10/1/12	35,000,000	35,000,000
≠Commonwealth Bank Australia
0.19% 12/19/12	10,000,000	9,995,831
Deutsche Bank Financial
0.20% 10/1/12	35,000,000	35,000,000
≠Toronto Dominion Holdings USA
0.18% 10/22/12	10,325,000	10,323,916

		175,995,749

Consumer Finance–6.85%
≠American Honda Finance
0.14% 11/15/12	25,125,000	25,120,599
≠BMW US Capital 0.15% 10/26/12	20,000,000	19,997,917
≠Toyota Motor Credit
0.22% 12/11/12	5,600,000	5,597,570

		50,716,086

Diversified Financial Services–9.02%
≠John Deere Financial
0.15% 10/5/12	20,000,000	19,999,667
≠JPMorgan Chase
0.23% 12/12/12	6,780,000	6,776,881
0.452% 10/25/12	10,000,000	9,997,000
≠Quebec Province 0.165% 11/27/12	20,000,000	19,994,775
≠Total Capital Canada
0.25% 12/12/12	10,000,000	9,995,000

		66,763,323

Food Products–1.35%
≠Unilever Capital 0.452% 1/17/13	10,000,000	9,986,500

		9,986,500

Health Care Providers & Services–4.35%
Catholic Health Initiatives
0.20% 11/8/12	19,750,000	19,750,000
0.22% 10/10/12	10,000,000	10,000,000
Connecticut Health & Education
0.16% 10/12/12	2,500,000	2,500,000

		32,250,000

Oil, Gas & Consumable Fuels–4.85%
≠Koch Resources
0.12% 10/19/12	20,950,000	20,948,743
0.15% 10/18/12	15,000,000	14,998,938

		35,947,681

LVIP Money Market Fund–1

LVIP Money Market Fund

Schedule of Investments (continued)

	Principal Amount (U.S. $)	Value (U.S. $)
COMMERICAL PAPER (continued)
Pharmaceuticals–0.26%
≠AstraZeneca 0.15% 11/16/12	1,900,000	$1,899,636
		1,899,636

Total Commerical Paper (Cost $558,452,623)		558,452,623

CORPORATE BOND–8.59%
Commercial Banks–2.03%
Bank One 5.25% 1/30/13	4,655,000	4,722,490
#National Australia Bank 144A
5.35% 6/12/13	10,000,000	10,321,334

		15,043,824

Consumer Finance–1.28%
#—American Honda Finance 144A
0.593% 5/2/13	2,000,000	2,000,000
—Toyota Motor Credit
0.532% 7/25/13	7,500,000	7,500,000

		9,500,000

Diversified Financial Services–2.32%
#Export Development Canada
144A 0.30% 3/7/13	7,750,000	7,750,000
General Electric Capital
5.25% 10/19/12	3,500,000	3,508,215
JPMorgan Chase
5.375% 10/1/12	5,500,000	5,500,000
5.75% 1/2/13	400,000	404,933

		17,163,148

Industrial Conglomerates–1.92%
General Electric 5.00% 2/1/13	14,000,000	14,211,835

		14,211,835

Pharmaceuticals–1.04%
GlaxoSmithKline Capital
4.85% 5/15/13	7,500,000	7,701,429

		7,701,429

Total Corporate Bond (Cost $63,620,236)		63,620,236

	Principal Amount (U.S. $)	Value (U.S. $)
MUNICIPAL BONDS–5.70%
California State Revenue Anticipation Notes Series A1 2.50% 6/20/13	10,000,000	$10,148,060
— Delaware River Port Authority Pennsylvania & New Jeresy Revenue Series C 0.17% 1/1/26 (LOC-PNC Bank N.A.)	10,250,000	10,250,000
— Hanover County, Virginia Economic Development Authority Revenue (Bon Secours Health) Series D 0.19% 11/1/25 (LOC-U.S. Bank N.A.)	5,800,000	5,800,000
— Maryland State Health & Higher Educational Facilities Authority Revenue (Adjustable Pooled Loan Program) Series B 0.19% 4/1/35 (LOC-JPMorgan Chase Bank)	12,600,000	12,600,000
— New York State Housing Finance Agency Revenue (Broadway) Series B 0.18% 5/1/44 (LOC-Wells Fargo Bank N.A.)	3,450,000	3,450,000

Total Municipal Bonds (Cost $42,248,060)		42,248,060

TOTAL VALUE OF SECURITIES–99.84% (Cost $739,321,100)Δ	739,321,100
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	1,168,719

NET ASSETS APPLICABLE TO 74,049,176 SHARES OUTSTANDING–100.00%	$740,489,819

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2012, the aggregate value of Rule 144A securities was $20,071,334, which represents 2.71% of the Fund’s net assets. See Note 3 in “Notes.”
Δ	Also the cost for federal income tax purposes.
—	Variable rate security. The rate shown is the rate as of September 30, 2012. Interest rates reset periodically.
≠	The rate shown is the effective yield at the time of purchase.

LVIP Money Market Fund—2

LVIP Money Market Fund

Schedule of Investments (continued)

«	Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At September 30, 2012, the aggregate value of these securities was $16,333,639, which represented 2.21% of the Fund’s net assets. See Note 3 in “Notes.”

LOC–Letter of Credit

LVIP Money Market Fund—3

LVIP Money Market Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)—LVIP Money Market Fund (Fund).

Security Valuation–Securities are valued at amortized cost, which approximates market value and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortization cost method include purchase cost security, premium or discount at the purchase date and time to maturity.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays such dividends daily and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Money Market Fund—4

LVIP Money Market Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 2
Corporate Bonds	$63,620,236
Municipal Bonds	42,248,060
Short-Term Investments	633,452,804

Total	$739,321,100

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Credit and Market Risk

The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 52.70% of the Fund’s net assets at September 30, 2012. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money investing in the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of September 30, 2012, no securities have been determined to be illiquid. Section 4(2) and Rule 144A securities have been identified on the Schedule of Investments.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Money Market Fund—5

LVIP Protected American Balanced Allocation Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–95.55%
Asset Allocation Fund–20.05%
²American Funds® –
Capital Income Builder	1,164,008	$61,506,189

		61,506,189

Equity Funds–23.90%
²American Funds® –
AMCAP Fund	1,101,131	23,553,182
Mutual Fund	1,341,446	38,016,582
American Funds Insurance Series® –
Growth-Income Fund	306,806	11,750,659

		73,320,423

Fixed Income Funds–38.06%
²American Funds® –
Intermediate Bond Fund of America	634,255	8,752,716
American Funds Insurance Series® –
Bond Fund	5,334,908	61,351,440
High-Income Bond Fund	765,270	8,808,257
Mortgage Bond	1,095,730	11,636,656
U.S. Government/AAA-Rated Securities Fund	2,031,681	26,208,683

		116,757,752

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–7.79%
²American Funds® –
EuroPacific Growth Fund	224,596	$8,923,194
New Perspective Fund	194,587	5,905,730
American Funds Insurance Series® –
Global Small Capitalization Fund	464,733	9,066,946

		23,895,870

International Fixed Income Fund–5.75%
American Funds Insurance Series® –
Global Bond Fund	1,410,944	17,622,690

		17,622,690

Total Unaffiliated Investment Companies (Cost $286,571,481)		293,102,924

SHORT-TERM INVESTMENT–4.01%
Money Market Mutual Fund–4.01%
Dreyfus Treasury & Agency Cash Management Fund	12,316,492	12,316,492

Total Short-Term Investment (Cost $12,316,492)		12,316,492

TOTAL VALUE OF SECURITIES–99.56% (Cost $298,887,973)	305,419,416
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.44%	1,349,721

NET ASSETS APPLICABLE TO 30,176,874 SHARES OUTSTANDING–100.00%	$306,769,137

²	Class F-2 shares.
Class 1 shares.
«	Includes $1,155,751 cash and $467,192 foreign currencies pledged as collateral for futures contracts and foreign currency valued at $396,439 with a cost of $397,912.

LVIP Protected American Allocation Balanced Fund—1

LVIP Protected American Balanced Allocation Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2012:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
77	BP Currency	$7,756,769	$7,765,450	12/20/12	$8,681
45	E-mini MSCI Emerging Markets	2,217,092	2,236,500	12/22/12	19,408
22	E-mini Russell 2000	1,857,710	1,835,680	12/22/12	(22,030)
212	E-mini S&P 500	15,224,449	15,202,520	12/22/12	(21,929)
9	E-mini S&P MidCap 400	905,306	887,850	12/22/12	(17,456)
5	Euro Currency	806,875	803,875	12/20/12	(3,000)
25	Euro Stoxx 50	828,442	788,700	12/25/12	(39,742)
84	FTSE 100 Index	7,941,456	7,749,776	12/25/12	(191,680)

		$37,538,099			$(267,748)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP Protected American Allocation Balanced Fund—2

LVIP Protected American Balanced Allocation Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Protected American Balanced Allocation Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of each Underlying Fund and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefits or expenses in the current period.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$299,250,746

Aggregate unrealized appreciation	$6,531,443
Aggregate unrealized depreciation	(362,773)

Net unrealized appreciation	$6,168,670

LVIP Protected American Balanced Allocation Fund—3

LVIP Protected American Balanced Allocation Fund

Notes (continued)

2. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Investment Companies	$293,102,924
Short-Term Investment	12,316,492

Total	$305,419,416

Futures Contracts	$(267,748)

There were no Level 3 securities at the beginning or the end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Protected American Balanced Allocation Fund—4

LVIP Protected American Growth Allocation Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–95.56%
Asset Allocation Fund–17.13%
²American Funds® –
Capital Income Builder	1,401,485	$74,054,484

		74,054,484

Equity Funds–32.41%
²American Funds® –
AMCAP Fund	1,740,198	37,222,832
Mutual Fund	2,319,097	65,723,207
American Funds Insurance Series® –
Growth-Income Fund	969,836	37,144,712

		140,090,751

Fixed Income Funds–18.99%
²American Funds® –
Intermediate Bond Fund of America	297,458	4,104,914
American Funds Insurance Series® –
Bond Fund	4,995,377	57,446,832
High-Income Bond Fund	716,604	8,248,112
Mortgage Bond	384,934	4,087,996
U.S. Government/AAA-Rated Securities Fund	634,104	8,179,944

		82,067,798

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–21.30%
²American Funds® –
EuroPacific Growth Fund	946,612	$37,608,888
New Perspective Fund	820,096	24,889,905
American Funds Insurance Series® –
Global Small Capitalization Fund	870,575	16,984,922
New World Fund	572,738	12,554,422

		92,038,137

International Fixed Income Fund–5.73%
American Funds Insurance Series® –
Global Bond Fund	1,981,412	24,747,830

		24,747,830

Total Unaffiliated Investment Companies (Cost $400,629,815)		412,999,000

SHORT-TERM INVESTMENT–4.70%
Money Market Mutual Fund–4.70%
Dreyfus Treasury & Agency Cash Management Fund	20,298,802	20,298,802

Total Short-Term Investment (Cost $20,298,802)		20,298,802

TOTAL VALUE OF SECURITIES–100.26% (Cost $420,928,617)	433,297,802
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.26%)	(1,126,117)

NET ASSETS APPLICABLE TO 42,461,761 SHARES OUTSTANDING–100.00%	$432,171,685

²	Class F-2 shares.
Class 1 shares.
«	Includes $1,576,474 cash and $687,303 pledged as collateral for futures contracts and foreign currency valued at $579,978 with a cost of $582,253.

LVIP Protected American Growth Allocation Fund—1

LVIP Protected American Growth Allocation Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2012:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
107	BP Currency	$10,773,394	$10,790,950	12/20/12	$17,556
79	E-mini MSCI Emerging Markets	3,880,936	3,926,300	12/22/12	45,364
20	E-mini Russell 2000	1,686,275	1,668,800	12/22/12	(17,475)
273	E-mini S&P 500	19,580,708	19,576,830	12/22/12	(3,878)
18	E-mini S&P MidCap 400	1,807,941	1,775,700	12/22/12	(32,241)
10	Euro Currency	1,616,462	1,607,750	12/20/12	(8,712)
50	Euro Stoxx 50	1,659,074	1,577,399	12/25/12	(81,675)
117	FTSE 100 Index	11,059,901	10,794,330	12/25/12	(265,571)

		$52,064,691			$(346,632)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP Protected American Growth Allocation Fund—2

LVIP Protected American Growth Allocation Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)—LVIP Protected American Growth Allocation Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of each Underlying Fund and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefits or expenses in the current period.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$421,235,021

Aggregate unrealized appreciation	$12,369,185
Aggregate unrealized depreciation	(306,404)

Net unrealized appreciation	$12,062,781

LVIP Protected American Growth Allocation Fund—3

LVIP Protected American Growth Allocation Fund

Notes (continued)

2. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Investment Companies	$412,999,000
Short-Term Investment	20,298,802

Total	$433,297,802

Futures Contracts	$(346,632)

There were no Level 3 securities at the beginning or the end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Protected American Growth Allocation Fund—4

LVIP Protected Profile Conservative Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–84.82%
Equity Funds–22.77%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	1,297,206	$14,907,492
LVIP SSgA S&P 500 Index Fund	13,963,553	144,313,318
LVIP SSgA Small-Cap Index Fund	781,641	15,149,770

		174,370,580

Fixed Income Funds–46.55%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	2,578,184	29,365,511
LVIP Delaware Bond Fund	18,580,276	268,187,702
LVIP Delaware Diversified Floating Rate Fund	3,593,196	36,697,314
LVIP JPMorgan High Yield Fund	1,970,740	22,214,182

		356,464,709

International Equity Funds–8.71%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	921,582	7,378,186
LVIP Mondrian International Value Fund	981,493	14,688,036
LVIP SSgA Developed International 150 Fund	1,961,937	14,928,379
LVIP SSgA International Index Fund	3,944,817	29,692,635

		66,687,236

International Fixed Income Fund–6.79%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	4,344,110	52,012,028

		52,012,028

Total Affiliated Investment Companies (Cost $595,074,717)		649,534,553

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–11.85%
Commodity Fund–0.99%
**PIMCO CommodityRealReturn Strategy Portfolio	1,058,659	$7,558,824

		7,558,824

Equity Funds–4.54%
*Delaware VIP® Trust– †Delaware VIP U.S. Growth Series	1,616,699	16,555,003
Delaware VIP Value Series	551,478	10,803,460
XFidelity® Variable Life Insurance Products– †Fidelity VIP Mid Cap Portfolio	228,019	7,447,105

		34,805,568

Fixed Income Funds–6.32%
²American Funds® – American Funds Mortgage Fund	1,309,773	13,516,861
*Delaware VIP® Trust– Delaware VIP Diversified Income Series.	3,164,799	34,844,442

		48,361,303

Total Unaffiliated Investment Companies (Cost $72,757,349)		90,725,695

SHORT-TERM INVESTMENT–2.95%
Money Market Mutual Fund–2.95%
Dreyfus Treasury & Agency Cash Management Fund	22,559,507	22,559,507

Total Short-Term Investment (Cost $22,559,507)		22,559,507

TOTAL VALUE OF SECURITIES–99.62% (Cost $690,391,573)	762,819,755
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.38%	2,940,262

NET ASSETS APPLICABLE TO 59,277,311 SHARES OUTSTANDING–100.00%	$765,760,017

²	Class F-2 shares.
†	Non income producing security.
*	Standard Class shares.
**	Institutional Class shares.
«	Includes $3,119,500 cash and $797,920 foreign currencies pledged as collateral for futures contracts and foreign currency valued at $(168,416) with a cost of $632,971.
X	Initial Class.*

LVIP Protected Profile Conservative Fund—1

LVIP Protected Profile Conservative Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2012:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
33	BP Currency	$3,321,047	$3,328,050	12/20/12	$7,003
45	E-mini MSCI Emerging Markets	2,206,366	2,236,500	12/22/12	30,134
56	E-mini Russell 2000	4,719,585	4,672,640	12/22/12	(46,945)
680	E-mini S&P 500 Index	48,726,645	48,762,800	12/22/12	36,155
15	E-mini S&P MidCap 400	1,506,259	1,479,750	12/22/12	(26,509)
43	Euro Currency	6,944,502	6,913,325	12/20/12	(31,177)
224	Euro STOXX 50 Index	7,465,367	7,066,747	12/25/12	(398,620)
37	FTSE 100 Index	3,501,153	3,413,592	12/25/12	(87,561)
16	Japan Yen Currency	2,570,185	2,566,400	12/20/12	(3,785)
23	Nikkei 225	2,589,899	2,617,958	12/15/12	28,059

		$83,551,008			$(493,246)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP Protected Profile Conservative Fund—2

LVIP Protected Profile Conservative Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Protected Profile Conservative Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of each Underlying Fund and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$697,756,231

Aggregate unrealized appreciation	$72,621,400
Aggregate unrealized depreciation	(7,557,876)

Net unrealized appreciation	$65,063,524

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP Protected Profile Conservative Fund—3

LVIP Protected Profile Conservative Fund

Notes (continued)

2. Investments (continued)

asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Investment Companies	$740,260,248
Short-Term Investment	22,559,507

Total	$762,819,755

Futures Contracts	$(493,246)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Protected Profile Conservative Fund—4

LVIP Protected Profile Moderate Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–85.24%
Equity Funds–30.91%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	7,800,078	$89,638,497
LVIP SSgA S&P 500 Index Fund	47,608,461	492,033,440
LVIP SSgA Small-Cap Index Fund	4,687,948	90,861,815
†LVIP T. Rowe Price Growth Stock Fund	2,155,142	44,934,709

		717,468,461

Fixed Income Funds–30.23%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	7,754,978	88,329,195
LVIP Delaware Bond Fund	31,750,328	458,284,228
LVIP Delaware Diversified Floating Rate Fund	8,646,926	88,311,058
LVIP JPMorgan High Yield Fund	5,926,819	66,807,105

		701,731,586

International Equity Funds–18.33%
*Lincoln Variable Insurance Products Trust–
†LVIP BlackRock Emerging Markets Index Fund	4,383,831	45,578,694
LVIP Clarion Global Real Estate Fund	5,541,994	44,369,205
LVIP MFS International Growth Fund	3,653,339	45,034,712
LVIP Mondrian International Value Fund	4,426,154	66,237,401
LVIP SSgA Developed International 150 Fund	8,845,535	67,305,672
LVIP SSgA Emerging Markets 100 Fund	4,492,733	45,372,106
LVIP SSgA International Index Fund	14,816,658	111,524,988

		425,422,778

International Fixed Income Fund–5.77%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	11,198,386	134,078,273

		134,078,273

Total Affiliated Investment Companies (Cost $1,810,696,964)		1,978,701,098

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–10.96%
Commodity Fund–0.98%
**PIMCO CommodityRealReturn Strategy Portfolio	3,182,376	$22,722,163

		22,722,163

Equity Funds–5.87%
*Delaware VIP® Trust–
†Delaware VIP U.S. Growth Series	4,476,338	45,837,701
Delaware VIP Value Series	2,327,972	45,604,980
Fidelity® Variable Life Insurance Products–
†Fidelity VIP Mid Cap Portfolio	1,371,054	44,778,615

		136,221,296

Fixed Income Funds–4.11%
American Funds® –
American Funds Mortgage Fund	1,309,745	13,516,566
*Delaware VIP® Trust–
Delaware VIP Diversified Income Series	7,434,604	81,854,995

		95,371,561

Total Unaffiliated Investment Companies (Cost $203,552,299)		254,315,020

SHORT-TERM INVESTMENT–3.44%
Money Market Mutual Fund–3.44%
Dreyfus Treasury & Agency Cash Management Fund	79,949,720	79,949,720

Total Short-Term Investment (Cost $79,949,720)		79,949,720

TOTAL VALUE OF SECURITIES–99.64% (Cost $2,094,198,983)	2,312,965,838
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.36%	8,356,389

NET ASSETS APPLICABLE TO 185,206,254 SHARES OUTSTANDING–100.00%	$2,321,322,227

²	Class F-2 shares.
†	Non income producing security.
*	Standard Class shares.
**	Institutional Class shares.
«	Includes $5,295,300 cash and $2,493,550 foreign currencies pledged as collateral for futures contracts and foreign currency valued at $(524,504) with a cost of $1,979,495.
X	Initial Class.

LVIP Protected Profile Moderate Fund—1

LVIP Protected Profile Moderate Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2012:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
55	BP Currency	$5,540,462	$5,546,750	12/20/12	$6,288
253	E-mini MSCI Emerging Markets	12,428,329	12,574,100	12/22/12	145,771
132	E-mini Russell 2000	11,123,091	11,014,080	12/22/12	(109,011)
944	E-mini S&P 500 Index	67,713,294	67,694,240	12/22/12	(19,054)
45	E-mini S&P MidCap 400	4,519,331	4,439,250	12/22/12	(80,081)
69	Euro Currency	11,144,266	11,093,475	12/20/12	(50,791)
710	Euro STOXX 50 Index	23,629,758	22,399,064	12/25/12	(1,230,694)
117	FTSE 100 Index	11,070,153	10,794,330	12/25/12	(275,823)
24	Japan Yen Currency	3,854,896	3,849,600	12/20/12	(5,296)
64	Nikkei 225	7,207,296	7,284,753	12/15/12	77,457

		$158,230,876			$(1,541,234)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP Protected Profile Moderate Fund—2

LVIP Protected Profile Moderate Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Protected Profile Moderate Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of each Underlying Fund and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,116,765,820

Aggregate unrealized appreciation	$220,177,832
Aggregate unrealized depreciation	(23,977,814)

Net unrealized appreciation	$196,200,018

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $63,037,054 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $51,004,692 expires in 2017 and $12,032,362 expires in 2018.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment

LVIP Protected Profile Moderate Fund—3

LVIP Protected Profile Moderate Fund

Notes (continued)

2. Investments (continued)

capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Investment Companies	$2,233,016,118
Short-Term Investment	79,949,720

Total	$2,312,965,838

Futures Contracts	$(1,541,234)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Protected Profile Moderate Fund—4

LVIP Protected Profile Growth Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–84.84%
Equity Funds–36.05%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	6,221,748	$71,500,324
LVIP SSgA S&P 500 Index Fund	47,919,326	495,246,235
LVIP SSgA Small-Cap Index Fund	3,736,036	72,411,858
†LVIP T. Rowe Price Growth Stock Fund	1,719,117	35,843,587

		675,002,004

Fixed Income Funds–21.16%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	3,095,393	35,256,532
LVIP Delaware Bond Fund	20,094,883	290,049,537
LVIP Delaware Diversified Floating Rate Fund	3,451,678	35,251,988
LVIP JPMorgan High Yield Fund	3,152,912	35,539,627

		396,097,684

International Equity Funds–22.87%
*Lincoln Variable Insurance Products Trust–
†LVIP BlackRock Emerging Markets Index Fund	3,497,131	36,359,670
LVIP Clarion Global Real Estate Fund	6,633,396	53,106,972
LVIP MFS International Growth Fund	2,914,484	35,926,850
LVIP Mondrian International Value Fund	3,530,944	52,840,577
LVIP SSgA Developed International 150 Fund	7,053,922	53,673,295
LVIP SSgA Emerging Markets 100 Fund	3,575,017	36,104,092
LVIP SSgA International Index Fund	21,280,936	160,181,609

		428,193,065

International Fixed Income Fund–4.76%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	7,447,320	89,166,768

		89,166,768

Total Affiliated Investment Companies (Cost $1,473,579,166)		1,588,459,521

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–10.42%
Commodity Fund–1.94%
**PIMCO CommodityRealReturn Strategy Portfolio	5,076,288	$36,244,697

		36,244,697

Equity Funds–5.09%
*Delaware VIP® Trust–
†Delaware VIP U.S. Growth Series	2,948,272	30,190,305
Delaware VIP Value Series	1,504,240	29,468,055
Fidelity® Variable Life Insurance Products–
†Fidelity VIP Mid Cap Portfolio	1,093,528	35,714,622

		95,372,982

Fixed Income Funds–3.39%
American Funds® –
American Funds Mortgage Fund	1,675,150	17,287,549
*Delaware VIP® Trust–
Delaware VIP Diversified Income Series	4,199,355	46,234,898

		63,522,447

Total Unaffiliated Investment Companies (Cost $161,465,645)		195,140,126

SHORT-TERM INVESTMENT–4.05%
Money Market Mutual Fund–4.05%
Dreyfus Treasury & Agency Cash Management Fund	75,780,020	75,780,020

Total Short-Term Investment (Cost $75,780,020)		75,780,020

TOTAL VALUE OF SECURITIES–99.31% (Cost $1,710,824,831)	1,859,379,667
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.69%	12,867,415

NET ASSETS APPLICABLE TO 158,077,682 SHARES OUTSTANDING–100.00%	$1,872,247,082

Class F-2 shares.
†	Non income producing security.
*	Standard Class shares.
**	Institutional Class shares.
«	Includes $3,752,500 cash and $2,204,552 foreign currencies pledged as collateral for futures contracts and foreign currency valued at $25,868 with a cost of $2,244,234.
Initial Class.

LVIP Protected Profile Growth Fund—1

LVIP Protected Profile Growth Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2012:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
47	BP Currency	$4,732,570	$4,739,950	12/20/12	$7,380
175	E-mini MSCI Emerging Markets	8,597,289	8,697,500	12/22/12	100,211
69	E-mini Russell 2000	5,812,357	5,757,360	12/22/12	(54,997)
702	E-mini S&P 500 Index	50,361,332	50,340,420	12/22/12	(20,912)
29	E-mini S&P MidCap 400	2,910,400	2,860,850	12/22/12	(49,550)
58	Euro Currency	9,362,371	9,324,950	12/20/12	(37,421)
610	Euro STOXX 50 Index	20,333,729	19,244,266	12/25/12	(1,089,463)
107	FTSE 100 Index	10,128,848	9,871,738	12/25/12	(257,110)
22	Japan Yen Currency	3,532,677	3,528,800	12/20/12	(3,877)
63	Nikkei 225	7,103,555	7,170,929	12/15/12	67,374

		$122,875,128			$(1,338,365)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1	See Note 3 in “Notes.”

LVIP Protected Profile Growth Fund—2

LVIP Protected Profile Growth Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Protected Profile Growth Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of each Underlying Fund and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,728,053,232

Aggregate unrealized appreciation	$149,207,899
Aggregate unrealized depreciation	(17,881,464)

Net unrealized appreciation	$131,326,435

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $98,245,609 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $77,398,724 expires in 2017 and $20,846,885 expires in 2018.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment

LVIP Protected Profile Growth Fund—3

LVIP Protected Profile Growth Fund

Notes (continued)

2. Investments (continued)

capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Investment Companies	$1,783,599,647
Short-Term Investment	75,780,020

Total	$1,859,379,667

Futures Contracts	$(1,338,365)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Protected Profile Growth Fund—4

LVIP Protected Profile 2010 Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–94.13%
Equity Funds–36.60%
*Lincoln Variable Insurance Products Trust–
LVIP Delaware Special Opportunities Fund	15,184	$503,503
LVIP SSgA S&P 500 Index Fund	1,528,845	15,800,612
LVIP SSgA Small-Cap Index Fund	106,687	2,067,813
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	32,795	507,307

		18,879,235

Fixed Income Funds–38.86%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	484,079	5,513,657
LVIP Delaware Bond Fund	104,483	1,508,107
LVIP Delaware Diversified Floating Rate Fund	196,184	2,003,630
LVIP SSgA Bond Index Fund	929,833	11,017,591

		20,042,985

International Equity Funds–11.79%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	125,907	1,008,010
LVIP SSgA International Index Fund	673,981	5,073,057

		6,081,067

International Fixed Income Fund–6.88%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	296,640	3,551,674

		3,551,674

Total Affiliated Investment Companies (Cost $39,357,623)		48,554,961

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–3.98%
Commodity Fund–2.00%
**PIMCO CommodityRealReturn Strategy Portfolio	144,694	$1,033,113

		1,033,113

Fixed Income Fund–0.97%
American Funds® –Mortgage FundSM	47,045	499,614

		499,614

International Equity Fund–1.01%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series.	27,927	519,168

		519,168

Total Unaffiliated Investment Companies (Cost $1,800,072)		2,051,895

SHORT-TERM INVESTMENT–1.93%
Money Market Mutual Fund–1.93%
Dreyfus Treasury & Agency Cash Management Fund	996,221	996,221

Total Short-Term Investment (Cost $996,221)		996,221

TOTAL VALUE OF SECURITIES–100.04% (Cost $42,153,916)	51,603,077
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(20,027)

NET ASSETS APPLICABLE TO 4,574,082 SHARES OUTSTANDING–100.00%	$51,583,050

*	Standard Class shares.
**	Institutional Class shares.
Class 1 shares.
«	Includes $29,600 cash and $4,734 foreign currencies pledged as collateral for futures contracts and foreign currencies valued at $85 with a cost of $4,868.

LVIP Protected Profile 2010 Fund—1

LVIP Protected Profile 2010 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2012:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(1) E-mini MSCI Emerging Markets	$(49,043)	$(49,700)	12/22/12	$(657)
(1) E-mini Russell 2000	(84,228)	(83,440)	12/22/12	788
(6) E-mini S&P 500 Index	(432,021)	(430,260)	12/22/12	1,761
(2) Euro STOXX 50 Index	(66,728)	(63,096)	12/25/12	3,632

	$(632,020)			$5,524

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP Protected Profile 2010 Fund—2

LVIP Protected Profile 2010 Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Protected Profile 2010 Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of each Underlying Fund and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information. Future contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$42,482,885

Aggregate unrealized appreciation	$9,494,990
Aggregate unrealized depreciation	(374,798)

Net unrealized appreciation	$9,120,192

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $3,824,926 may be carried forward and applied against future capital gains. Capital loss carryforwards if not utilized in future years will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses: however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment

LVIP Protected Profile 2010 Fund—3

LVIP Protected Profile 2010 Fund

Notes (continued)

2. Investments (continued)

capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Investment Companies	$50,606,856
Short-Term Investment	996,221

Total	$51,603,077

Futures Contracts	$5,524

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Protected Profile 2010 Fund—4

LVIP Protected Profile 2020 Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–93.23%
Equity Funds–40.11%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	99,646	$3,459,599
LVIP Delaware Special Opportunities Fund	51,378	1,703,640
LVIP SSgA S&P 500 Index Fund	5,506,814	56,912,920
LVIP SSgA Small-Cap Index Fund	270,935	5,251,265
LVIP SSgA Small-Mid Cap 200 Fund	140,003	1,750,033
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	110,966	1,716,539

		70,793,996

Fixed Income Funds–30.74%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	1,191,456	13,570,680
LVIP Delaware Bond Fund	117,976	1,702,863
LVIP Delaware Diversified Floating Rate Fund	497,924	5,085,303
LVIP SSgA Bond Index Fund	2,860,652	33,895,862

		54,254,708

International Equity Funds–16.54%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	426,015	3,410,679
LVIP SSgA Emerging Markets 100 Fund	173,269	1,749,849
LVIP SSgA International Index Fund	3,192,578	24,030,533

		29,191,061

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–5.84%
*Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	860,377	$10,301,293

		10,301,293

Total Affiliated Investment Companies (Cost $137,539,393)		164,541,058

UNAFFILIATED INVESTMENT COMPANIES–3.97%
Commodity Fund–1.98%
**PIMCO CommodityRealReturn Strategy Portfolio	489,621	3,495,892

		3,495,892

International Equity Fund–1.99%
*Delaware VIP Trust– Delaware VIP Emerging Markets Series.	188,967	3,512,900

		3,512,900

Total Unaffiliated Investment Companies (Cost $5,996,854)		7,008,792

SHORT-TERM INVESTMENT–2.51%
Money Market Mutual Fund–2.51%
Dreyfus Treasury & Agency Cash Management Fund	4,430,175	4,430,175

Total Short-Term Investment (Cost $4,430,175)		4,430,175

TOTAL VALUE OF SECURITIES–99.71% (Cost $147,966,422)	175,980,025
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	509,403

NET ASSETS APPLICABLE TO 16,369,110 SHARES OUTSTANDING–100.00%	$176,489,428

*	Standard Class shares.
**	Institutional Class shares.
«	Includes $420,300 cash and $115,462 foreign currencies pledged as collateral for futures contracts and foreign currencies valued at $8,500 with a cost of $125,030.

LVIP Protected Profile 2020 Fund—1

LVIP Protected Profile 2020 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2012:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(6)	BP Currency	$(603,582)	$(605,100)	12/20/12	$(1,518)
(18)	E-mini MSCI Emerging Markets	(882,680)	(894,600)	12/22/12	(11,920)
(11)	E-mini Russell 2000	(930,058)	(917,840)	12/22/12	12,218
(71)	E-mini S&P 500 Index	(5,093,075)	(5,091,410)	12/22/12	1,665
(5)	E-mini S&P MidCap 400	(502,429)	(493,250)	12/22/12	9,179
(7)	Euro Currency	(1,130,429)	(1,125,425)	12/20/12	5,004
(30)	Euro STOXX 50 Index	(999,845)	(946,439)	12/25/12	53,406
(6)	FTSE 100 Index	(567,662)	(553,555)	12/25/12	14,107
(3)	Japan Yen Currency	(482,035)	(481,200)	12/20/12	835
(4)	Nikkei 225	(449,325)	(455,297)	12/15/12	(5,972)

		$(11,641,120)			$77,004

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP Protected Profile 2020 Fund—2

LVIP Protected Profile 2020 Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Protected Profile 2020 Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of each Underlying Fund and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Funds. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information. Future contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$149,216,984

Aggregate unrealized appreciation	$28,210,770
Aggregate unrealized depreciation	(1,447,729)

Net unrealized appreciation	$26,763,041

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $9,247,855 may be carried forward and applied against future capital gains. Capital loss carryforwards if not utilized in future years will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment

LVIP Protected Profile 2020 Fund—3

LVIP Protected Profile 2020 Fund

Notes (continued)

2. Investments (continued)

capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Investment Companies	$171,549,850
Short-Term Investment	4,430,175

Total	$175,980,025

Futures Contracts	$77,004

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Protected Profile 2020 Fund—4

LVIP Protected Profile 2030 Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–90.21%
Equity Funds–43.43%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	49,409	$1,715,431
LVIP Delaware Special Opportunities Fund	101,428	3,363,248
LVIP MFS Value Fund	65,890	1,707,945
LVIP SSgA S&P 500 Index Fund	5,929,888	61,285,392
LVIP SSgA Small-Mid Cap 200 Fund	138,785	1,734,809
†LVIP T. Rowe Price Growth Stock Fund	163,585	3,410,742
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	219,066	3,388,731

		76,606,298

Fixed Income Funds–22.77%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	441,206	5,025,340
LVIP Delaware Diversified Floating Rate Fund	163,818	1,673,071
LVIP SSgA Bond Index Fund	2,823,508	33,455,748

		40,154,159

International Equity Funds–19.21%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	420,499	3,366,514
LVIP Mondrian International Value Fund	112,003	1,676,128
LVIP SSgA Emerging Markets 100 Fund	171,043	1,727,368
LVIP SSgA International Index Fund	3,601,551	27,108,875

		33,878,885

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–4.80%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	707,750	$8,473,891

		8,473,891

Total Affiliated Investment Companies (Cost $134,309,201)		159,113,233

UNAFFILIATED INVESTMENT COMPANIES–5.89%
Commodity Fund–2.94%
**PIMCO CommodityRealReturn Strategy Portfolio	724,868	5,175,557

		5,175,557

International Equity Fund–2.95%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series.	279,800	5,201,477

		5,201,477

Total Unaffiliated Investment Companies (Cost $9,213,125)		10,377,034

SHORT-TERM INVESTMENT–3.59%
Money Market Mutual Fund–3.59%
Dreyfus Treasury & Agency Cash Management Fund	6,331,157	6,331,157

Total Short-Term Investment (Cost $6,331,157)		6,331,157

TOTAL VALUE OF SECURITIES–99.69% (Cost $149,853,483)	175,821,424
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.31%	554,993

NET ASSETS APPLICABLE TO 16,597,053 SHARES OUTSTANDING–100.00%	$176,376,417

†	Non income producing security.
*	Standard Class shares.
**	Institutional Class shares.
«	Includes $360,400 cash and $104,515 foreign currencies pledged as collateral for futures contracts and foreign currencies valued at $1,145 with a cost of $106,432.

LVIP Protected Profile 2030 Fund—1

LVIP Protected Profile 2030 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2012:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(6)	BP Currency	$(603,995)	$(605,100)	12/20/12	$(1,105)
(19)	E-mini MSCI Emerging Markets	(935,722)	(944,300)	12/22/12	(8,578)
(4)	E-mini Russell 2000	(338,952)	(333,760)	12/22/12	5,192
(66)	E-mini S&P 500 Index	(4,744,186)	(4,732,860)	12/22/12	11,326
(5)	E-mini S&P MidCap 400	(504,079)	(493,250)	12/22/12	10,829
(6)	Euro Currency	(971,282)	(964,650)	12/20/12	6,632
(27)	Euro STOXX 50 Index	(900,119)	(851,795)	12/25/12	48,324
(6)	FTSE 100 Index	(567,549)	(553,556)	12/25/12	13,993
(3)	Japan Yen Currency	(480,960)	(481,200)	12/20/12	(240)
(3)	Nikkei 225	(340,100)	(341,473)	12/15/12	(1,373)

		$(10,386,944)			$85,000

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP Protected Profile 2030 Fund—2

LVIP Protected Profile 2030 Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Protected Profile 2030 Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of each Underlying Fund and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Funds. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information. Future contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$151,282,277

Aggregate unrealized appreciation	$26,159,920
Aggregate unrealized depreciation	(1,620,773)

Net unrealized appreciation	$24,539,147

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $6,025,531 may be carried forward and applied against future capital gains. Capital loss carryforwards if not utilized in future years will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment

LVIP Protected Profile 2030 Fund—3

LVIP Protected Profile 2030 Fund

Notes (continued)

2. Investments (continued)

capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Investment Companies	$169,490,267
Short-Term Investment	6,331,157

Total	$175,821,424

Futures Contracts	$85,000

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Protected Profile 2030 Fund—4

LVIP Protected Profile 2040 Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–89.35%
Equity Funds–49.61%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	66,573	$2,311,349
LVIP Delaware Special Opportunities Fund	68,685	2,277,528
LVIP MFS Value Fund	89,214	2,312,526
LVIP SSgA S&P 500 Index Fund	4,460,530	46,099,575
LVIP SSgA Small-Mid Cap 200 Fund	93,527	1,169,091
†LVIP T. Rowe Price Growth Stock Fund	110,737	2,308,869
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	222,439	3,440,902

		59,919,840

Fixed Income Fund–12.19%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	1,242,729	14,725,093

		14,725,093

International Equity Funds–24.70%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	427,018	3,418,708
LVIP MFS International Growth Fund	281,611	3,471,416
LVIP Mondrian International Value Fund	303,310	4,539,031
LVIP SSgA Emerging Markets 100 Fund	231,617	2,339,104
LVIP SSgA International Index Fund	2,133,479	16,058,700

		29,826,959

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–2.85%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	287,515	$3,442,422

		3,442,422

Total Affiliated Investment Companies (Cost $88,972,878)		107,914,314

UNAFFILIATED INVESTMENT COMPANIES–5.82%
Commodity Fund–2.90%
**PIMCO CommodityRealReturn Strategy Portfolio	490,741	3,503,889

		3,503,889

International Equity Fund–2.92%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	189,413	3,521,191

		3,521,191

Total Unaffiliated Investment Companies (Cost $6,204,763)		7,025,080

SHORT-TERM INVESTMENT–4.68%
Money Market Mutual Fund–4.68%
Dreyfus Treasury & Agency Cash Management Fund	5,659,522	5,659,522

Total Short-Term Investment (Cost $5,659,522)		5,659,522

TOTAL VALUE OF SECURITIES–99.85% (Cost $100,837,163)	120,598,916
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	181,315

NET ASSETS APPLICABLE TO 12,072,339 SHARES OUTSTANDING–100.00%	$120,780,231

†	Non income producing security.
*	Standard Class shares.
**	Institutional Class shares.
«	Includes $221,800 cash and $79,145 foreign currencies pledged as collateral for futures contracts and foreign currencies valued at $933 with a cost of $80,796.

LVIP Protected Profile 2040 Fund—1

LVIP Protected Profile 2040 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2012:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(4)	BP Currency	$(402,388)	$(403,400)	12/20/12	$(1,012)
(13)	E-mini MSCI Emerging Markets	(636,776)	(646,100)	12/22/12	(9,324)
(3)	E-mini Russell 2000	(253,844)	(250,320)	12/22/12	3,524
(38)	E-mini S&P 500 Index	(2,721,855)	(2,724,980)	12/22/12	(3,125)
(4)	E-mini S&P MidCap 400	(401,631)	(394,600)	12/22/12	7,031
(4)	Euro Currency	(645,844)	(643,100)	12/20/12	2,744
(22)	Euro STOXX 50 Index	(733,430)	(694,055)	12/25/12	39,375
(4)	FTSE 100 Index	(378,366)	(369,037)	12/25/12	9,329
(1)	Japan Yen Currency	(160,678)	(160,400)	12/20/12	278
(2)	Nikkei 225	(224,663)	(227,649)	12/15/12	(2,986)

		$(6,559,475)			$45,834

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP Protected Profile 2040 Fund—2

LVIP Protected Profile 2040 Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Protected Profile 2040 Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of each Underlying Fund and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Funds. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information. Future contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$102,754,326

Aggregate unrealized appreciation	$19,915,005
Aggregate unrealized depreciation	(2,070,415)

Net unrealized appreciation	$17,844,590

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $3,487,222 may be carried forward and applied against future capital gains. Capital loss carryforwards if not utilized in future years will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment

LVIP Protected Profile 2040 Fund—3

LVIP Protected Profile 2040 Fund

Notes (continued)

2. Investments (continued)

capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Investment Companies	$114,939,394
Short-Term Investment	5,659,522

Total	$120,598,916

Futures Contracts	$45,834

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Protected Profile 2040 Fund—4

LVIP Protected Profile 2050 Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–86.32%
Equity Funds–53.04%
*Lincoln Variable Insurance Products Trust– LVIP Baron Growth Opportunities Fund	11,155	$387,285
LVIP Delaware Special Opportunities Fund	11,508	381,588
LVIP MFS Value Fund	14,949	387,482
LVIP SSgA S&P 500 Index Fund	803,463	8,303,786
LVIP SSgA Small-Cap Index Fund	10,167	197,063
LVIP SSgA Small-Mid Cap 200 Fund	31,332	391,648
†LVIP T. Rowe Price Growth Stock Fund	18,555	386,877
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	37,269	576,521

		11,012,250

Fixed Income Fund–2.74%
*Lincoln Variable Insurance Products Trust– LVIP SSgA Bond Index Fund	48,078	569,678

		569,678

International Equity Funds–30.54%
*Lincoln Variable Insurance Products Trust– †LVIP Cohen & Steers Global Real Estate Fund	71,559	572,903
LVIP MFS International Growth Fund	31,454	387,737
LVIP Mondrian International Value Fund	50,809	760,357
LVIP SSgA Emerging Markets 100 Fund	38,799	391,834
LVIP SSgA International Index Fund	561,622	4,227,331

		6,340,162

Total Affiliated Investment Companies (Cost $16,692,926)		17,922,090

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–6.62%
Commodity Fund–2.83%
**PIMCO CommodityRealReturn Strategy Portfolio	82,211	$586,984

		586,984

International Equity Fund–3.79%
*Delaware VIP Trust– Delaware VIP Trust—Delaware VIP Emerging Markets Series	42,306	786,460

		786,460

Total Unaffiliated Investment Companies (Cost $1,253,403)		1,373,444

SHORT-TERM INVESTMENT–6.65%
Money Market Mutual Fund–6.65%
Dreyfus Treasury & Agency Cash Management Fund	1,380,892	1,380,892

Total Short-Term Investment (Cost $1,380,892)		1,380,892

TOTAL VALUE OF SECURITIES–99.59% (Cost $19,327,221)	20,676,426
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.41%	85,094

NET ASSETS APPLICABLE TO 2,215,802 SHARES OUTSTANDING–100.00%.	$20,761,520

†	Non income producing security.
*	Standard Class shares.
**	Institutional Class shares.
«	Includes $61,000 cash and $40,607 foreign currencies pledged as collateral for futures contracts and foreign currencies valued at $(16,513) with a cost of $24,382.

LVIP Protected Profile 2050 Fund—1

LVIP Protected Profile 2050 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2012:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(14)	E-mini S&P 500 Index	$(1,005,908)	$(1,003,940)	12/22/12	$1,968
(4)	Euro Currency	(645,826)	(643,100)	12/20/12	2,726
(18)	Euro STOXX 50 Index	(591,711)	(567,864)	12/25/12	23,847

		$(2,243,445)			$28,541

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP Protected Profile 2050 Fund—2

LVIP Protected Profile 2050 Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln variable Insurance Products Trust (LVIP or the Trust) – LVIP Protected Profile 2050 Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the NAVs of each Underlying Fund is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Funds. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information. Future contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$19,585,265

Aggregate unrealized appreciation	$1,384,259
Aggregate unrealized depreciation	(293,098)

Net unrealized appreciation	$1,091,161

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP Protected Profile 2050 Fund—3

LVIP Protected Profile 2050 Fund

Notes (continued)

2. Investments (continued)

asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Investment Companies	$19,295,534
Short-Term Investment	1,380,892

Total	$20,676,426

Futures Contracts	$28,541

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Protected Profile 2050 Fund—4

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
COMMON STOCK–95.99%
Aerospace & Defense–2.14%
Boeing	135,918	$9,462,611
General Dynamics	65,694	4,343,687
Honeywell International	156,801	9,368,860
L-3 Communications Holdings	19,279	1,382,497
Lockheed Martin	53,408	4,987,239
Northrop Grumman	50,189	3,334,055
Precision Castparts	28,860	4,713,992
Raytheon	65,746	3,758,041
Rockwell Collins	29,367	1,575,246
Textron	54,249	1,419,696
United Technologies	167,900	13,144,891

		57,490,815

Air Freight & Logistics–0.70%
Expeditors International of Washington	41,771	1,518,794
FedEx	57,840	4,894,421
Robinson (C.H.) Worldwide	33,625	1,968,744
United Parcel Service Class B	144,291	10,326,907

		18,708,866

Airlines–0.05%
Southwest Airlines	148,562	1,302,889

		1,302,889

Auto Components–0.22%
†Borg Warner	22,200	1,534,242
†Goodyear Tire & Rubber	49,280	600,723
Johnson Controls	138,455	3,793,667

		5,928,632

Automobiles–0.35%
Ford Motor	765,846	7,551,242
Harley-Davidson	44,793	1,897,879

		9,449,121

Beverages–2.34%
Beam	31,393	1,806,353
Brown-Forman Class B	30,011	1,958,218
Coca-Cola	776,860	29,466,300
Coca-Cola Enterprises	58,009	1,813,941
†Constellation Brands Class A	29,250	946,238
Dr Pepper Snapple Group	41,300	1,839,089
Molson Coors Brewing Class B	30,460	1,372,223
†Monster Beverage	30,000	1,624,800
PepsiCo	310,825	21,997,085

		62,824,247

Biotechnology–1.53%
†Alexion Pharmaceuticals	38,300	4,381,520
Amgen	154,596	13,035,535
†Biogen Idec	47,269	7,053,953
†Celgene	87,001	6,646,876

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Gilead Sciences	151,889	$10,074,797

		41,192,681

Building Products–0.04%
Masco	69,127	1,040,361

		1,040,361

Capital Markets–1.73%
Ameriprise Financial	42,506	2,409,665
Bank of New York Mellon	234,134	5,296,111
BlackRock	25,375	4,524,363
†E Trade Financial	49,155	433,056
Federated Investors Class B	16,790	347,385
Franklin Resources	27,264	3,409,908
Goldman Sachs Group	90,516	10,289,859
Invesco	91,400	2,284,086
Legg Mason	22,933	565,986
Morgan Stanley	274,106	4,588,534
Northern Trust	47,417	2,200,860
Schwab (Charles)	217,193	2,777,898
*State Street	97,699	4,099,450
T. Rowe Price Group	50,278	3,182,597

		46,409,758

Chemicals–2.30%
Air Products & Chemicals	42,004	3,473,731
Airgas	13,700	1,127,510
CF Industries Holdings	12,730	2,829,115
Dow Chemical	242,413	7,020,280
duPont (E.I.) deNemours	186,963	9,398,630
Eastman Chemical	29,848	1,701,634
Ecolab	52,139	3,379,129
FMC	27,700	1,534,026
International Flavors & Fragrances	15,472	921,822
LyondellBasell Industries Class A	67,200	3,471,552
Monsanto	107,066	9,745,147
Mosaic	54,800	3,157,028
PPG Industries	30,233	3,471,958
Praxair	60,433	6,277,780
Sherwin-Williams	16,740	2,492,753
Sigma-Aldrich	23,654	1,702,378

		61,704,473

Commercial Banks–2.74%
BB&T	138,578	4,595,246
Comerica	37,261	1,156,954
Fifth Third Bancorp	182,137	2,824,945
First Horizon National	47,495	457,377
Huntington Bancshares	165,046	1,138,817
KeyCorp	188,844	1,650,497
M&T Bank	24,721	2,352,450
PNC Financial Services Group	106,423	6,715,291
Regions Financial	276,733	1,995,245

LVIP SSgA S&P 500 Index Fund—1

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Banks (continued)
SunTrust Banks	106,762	$3,018,162
U.S. Bancorp	379,372	13,012,460
Wells Fargo	985,398	34,025,793
Zions Bancorp	35,621	735,752

		73,678,989

Commercial Services & Supplies–0.36%
Avery Dennison	20,073	638,723
Cintas	22,526	933,703
Donnelley (R.R.) & Sons	33,711	357,337
Iron Mountain	32,400	1,105,164
Pitney Bowes	38,768	535,774
Republic Services	60,940	1,676,459
†Stericycle	16,800	1,520,736
Waste Management	88,774	2,847,870

		9,615,766

Communications Equipment–1.84%
Cisco Systems	1,059,074	20,217,723
†F5 Networks	15,800	1,654,260
Harris	23,000	1,178,060
†JDS Uniphase	44,802	554,873
†Juniper Networks	102,993	1,762,210
Motorola Solutions	56,762	2,869,319
QUALCOMM	340,263	21,263,035

		49,499,480

Computers & Peripherals–5.76%
Apple	187,698	125,243,366
Dell	297,241	2,930,796
†EMC	421,177	11,485,497
Hewlett-Packard	398,029	6,790,375
†NetApp	72,003	2,367,459
†SanDisk	47,704	2,071,785
Seagate Technology	70,100	2,173,100
Western Digital	45,400	1,758,342

		154,820,720

Construction & Engineering–0.15%
Fluor	33,120	1,863,994
†Jacobs Engineering Group	25,670	1,037,838
†Quanta Services	42,800	1,057,160

		3,958,992

Construction Materials–0.05%
Vulcan Materials	25,679	1,214,617

		1,214,617

Consumer Finance–0.87%
American Express	197,040	11,203,694
Capital One Financial	116,810	6,659,338
Discover Financial Services	102,590	4,075,901

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
SLM	92,092	$1,447,686

		23,386,619

Containers & Packaging–0.12%
Ball	30,672	1,297,732
Bemis	19,934	627,323
†Owens-Illinois	32,800	615,328
Sealed Air	37,603	581,342

		3,121,725

Distributor–0.07%
Genuine Parts	30,244	1,845,791

		1,845,791

Diversified Consumer Services–0.06%
†Apollo Group Class A	19,315	561,101
Block (H&R)	53,056	919,460

		1,480,561

Diversified Financial Services–2.94%
Bank of America	2,153,274	19,013,409
Citigroup	585,968	19,172,873
CME Group	64,005	3,667,487
†IntercontinentalExchange	15,044	2,007,020
JPMorgan Chase	762,147	30,851,711
Leucadia National	38,571	877,490
Moody’s	39,008	1,722,983
NASDAQ OMX Group	24,400	568,398
NYSE Euronext	49,156	1,211,695

		79,093,066

Diversified Telecommunication Services–2.86%
AT&T	1,156,517	43,600,691
CenturyLink	123,467	4,988,067
Frontier Communications	197,954	969,975
Verizon Communications	571,849	26,059,159
Windstream	113,864	1,151,165

		76,769,057

Electric Utilities–1.88%
American Electric Power	98,251	4,317,149
Duke Energy	141,534	9,171,403
Edison International	64,621	2,952,533
Entergy	35,193	2,438,875
Exelon	172,977	6,154,522
FirstEnergy	82,854	3,653,861
NextEra Energy	85,749	6,030,727
Northeast Utilities	62,198	2,377,830
Pepco Holdings	46,254	874,201
Pinnacle West Capital	21,153	1,116,878
PPL	115,159	3,345,369
Southern	175,989	8,111,333

		50,544,681

LVIP SSgA S&P 500 Index Fund—2

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–0.50%
Cooper Industries	31,700	$2,379,402
Emerson Electric	144,828	6,990,848
Rockwell Automation	27,646	1,922,779
Roper Industries	19,200	2,109,888

		13,402,917

Electronic Equipment, Instruments & Components–0.40%
Amphenol Class A	31,600	1,860,608
Corning	295,156	3,881,301
FLIR Systems	29,800	595,255
Jabil Circuit	37,531	702,580
Molex	26,645	700,231
TE Connectivity	84,800	2,884,048

		10,624,023

Energy Equipment & Services–1.83%
Baker Hughes	87,123	3,940,573
†Cameron International	48,790	2,735,655
Diamond Offshore Drilling	14,000	921,340
ENSCO ADR Class A	46,000	2,509,760
†FMC Technologies	47,000	2,176,100
Halliburton	187,908	6,330,621
Helmerich & Payne	20,800	990,288
†Nabors Industries	55,694	781,387
National Oilwell Varco	85,715	6,866,629
†Noble	50,100	1,792,578
†Rowan	25,310	854,719
Schlumberger	265,182	19,180,614

		49,080,264

Food & Staples Retailing–2.33%
Costco Wholesale	86,881	8,698,960
CVS Caremark	254,721	12,333,591
Kroger	108,277	2,548,841
Safeway	46,496	748,121
Sysco	116,691	3,648,928
Walgreen	173,679	6,328,863
Wal-Mart Stores	337,387	24,899,161
Whole Foods Market	34,021	3,313,645

		62,520,110

Food Products–1.63%
Archer-Daniels-Midland	131,222	3,566,614
Campbell Soup	35,660	1,241,681
ConAgra Foods	81,581	2,250,820
†Dean Foods	36,598	598,377
General Mills	128,466	5,119,370
Heinz (H.J.)	63,216	3,536,935
Hershey	30,095	2,133,435
Hormel Foods	26,600	777,784
Kellogg	48,971	2,529,842
†Kraft Foods	354,980	14,678,423
McCormick	26,223	1,626,875

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Mead Johnson Nutrition	40,409	$2,961,172
Smucker (J.M.)	22,053	1,903,835
Tyson Foods Class A	58,882	943,290

		43,868,453

Gas Utilities–0.11%
AGL Resources	22,700	928,657
ONEOK	40,400	1,951,724

		2,880,381

Health Care Equipment & Supplies–1.70%
Bard (C.R.)	16,490	1,725,679
Baxter International	108,802	6,556,409
Becton Dickinson	39,577	3,109,169
†Boston Scientific	276,539	1,587,334
†CareFusion	42,957	1,219,549
Covidien	97,400	5,787,508
DENTSPLY International	28,100	1,071,734
†Edwards Lifesciences	22,900	2,458,773
†Intuitive Surgical	7,900	3,915,477
Medtronic	205,133	8,845,335
St. Jude Medical	62,215	2,621,118
Stryker	57,331	3,191,043
†Varian Medical Systems	21,925	1,322,516
Zimmer Holdings	34,206	2,313,010

		45,724,654

Health Care Providers & Services–1.85%
Aetna	66,910	2,649,636
AmerisourceBergen	49,920	1,932,403
Cardinal Health	67,415	2,627,163
CIGNA	57,170	2,696,709
Coventry Health Care	25,948	1,081,772
†DaVita	18,300	1,896,063
†Express Scripts Holding	162,804	10,202,927
Humana	33,182	2,327,717
†Laboratory Corporation of America Holdings	19,117	1,767,749
McKesson	47,792	4,111,546
Patterson	18,876	646,314
Quest Diagnostics	31,466	1,995,888
†Tenet Healthcare	90,468	567,234
UnitedHealth Group	206,786	11,458,012
WellPoint	65,870	3,821,119

		49,782,252

Health Care Technology–0.08%
†Cerner	28,600	2,213,926

		2,213,926

Hotels, Restaurants & Leisure–1.76%
Carnival	88,673	3,231,244
†Chipotle Mexican Grill	6,200	1,968,748

LVIP SSgA S&P 500 Index Fund—3

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Darden Restaurants	25,438	$1,418,169
International Game Technology	50,667	663,231
Marriott International Class A	51,427	2,010,796
McDonald’s	201,491	18,486,799
Starbucks	152,982	7,763,837
Starwood Hotels & Resorts Worldwide	38,444	2,228,214
Wyndham Worldwide	29,469	1,546,533
Wynn Resorts	15,600	1,800,864
Yum Brands	92,403	6,130,015

		47,248,450

Household Durables–2.37%
Clorox	25,331	1,825,099
Colgate-Palmolive	89,559	9,602,516
D.R. Horton	54,159	1,117,842
Harman International Industries	15,020	693,323
Kimberly-Clark	79,972	6,859,998
Leggett & Platt	27,081	678,379
Lennar Class A	32,607	1,133,745
Newell Rubbermaid	58,094	1,109,014
Procter & Gamble	552,344	38,310,580
†PulteGroup	68,395	1,060,123
Whirlpool	14,982	1,242,158

		63,632,777

Independent Power Producers & Energy Traders–0.09%
†AES	127,356	1,397,095
NRG Energy	45,900	981,801

		2,378,896

Industrial Conglomerates–2.66%
3M	127,357	11,770,334
Danaher	118,272	6,522,701
General Electric	2,116,616	48,068,349
Tyco International	91,200	5,130,912

		71,492,296

Insurance–3.64%
ACE	67,200	5,080,320
AFLAC	92,791	4,442,833
Allstate	96,858	3,836,545
†American International Group	234,119	7,676,762
Aon	63,922	3,342,481
Assurant	15,644	583,521
†Berkshire Hathaway Class B	367,902	32,448,956
Chubb	53,863	4,108,670
Cincinnati Financial	30,639	1,160,912
†Genworth Financial	97,494	509,894
Hartford Financial Services Group	86,643	1,684,340
¬ Lincoln National	56,283	1,361,486
Loews	61,910	2,554,407
Marsh & McLennan	108,550	3,683,102
MetLife	213,326	7,351,214

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Principal Financial Group	58,082	$1,564,729
Progressive	118,012	2,447,569
Prudential Financial	92,380	5,035,634
Torchmark	20,006	1,027,308
Travelers	76,424	5,216,702
Unum Group	54,636	1,050,104
XL Group	63,077	1,515,740

		97,683,229

Internet & Catalog Retail–1.00%
†Amazon.com	72,234	18,370,551
Expedia	18,514	1,070,850
†NetFlix	10,700	582,508
†priceline.com	10,010	6,193,487
†TripAdvisor	21,714	715,042

		26,932,438

Internet Software & Services–2.14%
†Akamai Technologies	34,697	1,327,507
†eBay	232,809	11,270,284
†Google Class A	53,126	40,083,567
†VeriSign	31,959	1,556,084
†Yahoo	206,686	3,301,809

		57,539,251

IT Services–3.72%
Accenture Class A	127,100	8,900,813
Automatic Data Processing	98,245	5,763,052
†Cognizant Technology Solutions Class A	60,481	4,228,832
Computer Sciences	29,821	960,534
Fidelity National Information Services	49,614	1,548,949
†Fiserv	26,651	1,972,974
International Business Machines	215,340	44,672,283
MasterCard Class A	21,600	9,751,968
Paychex	63,454	2,112,384
SAIC	53,500	644,140
†Teradata	33,432	2,521,107
Total System Services	31,143	738,089
Visa Class A	104,600	14,045,688
Western Union	118,782	2,164,208

		100,025,021

Leisure Equipment & Products–0.13%
Hasbro	22,577	861,764
Mattel	70,408	2,498,076

		3,359,840

Life Sciences Tools & Services–0.40%
Agilent Technologies	69,088	2,656,434
†Life Technologies	34,866	1,704,250
PerkinElmer	22,541	664,283
Thermo Fisher Scientific	72,485	4,264,293

LVIP SSgA S&P 500 Index Fund—4

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Waters	17,159	$1,429,859

		10,719,119

Machinery–1.80%
Caterpillar	130,786	11,252,827
Cummins	35,152	3,241,366
Deere	78,590	6,482,889
Dover	36,220	2,154,728
Eaton	66,934	3,163,301
Flowserve	9,900	1,264,626
Illinois Tool Works	85,504	5,084,923
Ingersoll-Rand	57,900	2,595,078
Joy Global	20,500	1,149,230
PACCAR	70,048	2,803,671
Pall	24,206	1,536,839
Parker Hannifin	30,629	2,559,972
Pentair	19,900	885,749
Snap-on	11,237	807,603
Stanley Black & Decker	33,344	2,542,480
Xylem	36,777	924,942

		48,450,224

Media–3.38%
Cablevision Systems Class A	41,400	656,190
CBS Class B	117,959	4,285,450
Comcast Class A	534,668	19,125,074
†DIRECTV	127,154	6,670,499
†Discovery Communications Class A	49,100	2,927,833
Disney (Walt)	358,559	18,745,465
Gannett	45,471	807,110
Interpublic Group	85,676	952,717
McGraw-Hill	55,501	3,029,800
News Class A	408,932	10,031,102
Omnicom Group	52,479	2,705,817
Scripps Networks Interactive Class A	17,556	1,074,954
Time Warner	189,225	8,577,569
Time Warner Cable	61,791	5,873,852
Viacom Class B	93,840	5,028,886
Washington Post Class B	933	338,707

		90,831,025

Metals & Mining–0.75%
Alcoa	211,484	1,871,633
Allegheny Technologies	22,297	711,274
Cliffs Natural Resources	28,200	1,103,466
Freeport-McMoRan Copper & Gold	190,620	7,544,740
Newmont Mining	100,730	5,641,887
Nucor	62,901	2,406,592
Titanium Metals	16,784	215,339
U.S. Steel	27,874	531,557

		20,026,488

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail–0.74%
†Big Lots	11,606	$343,305
†Dollar Tree	47,700	2,302,718
Family Dollar Stores	19,267	1,277,402
Kohl’s	42,731	2,188,682
Macy’s	79,250	2,981,385
Nordstrom	31,284	1,726,251
Penney (J.C.)	27,999	680,096
Target	130,394	8,276,107

		19,775,946

Multi-Utilities–1.29%
Ameren	47,410	1,548,885
CenterPoint Energy	84,741	1,804,983
CMS Energy	52,504	1,236,469
Consolidated Edison	58,035	3,475,716
Dominion Resources	116,175	6,150,305
DTE Energy	34,031	2,039,818
Integrys Energy Group	16,053	837,967
NiSource	56,058	1,428,358
PG&E	84,534	3,607,066
Public Service Enterprise Group	100,329	3,228,587
SCANA	26,000	1,255,020
Sempra Energy	46,165	2,977,181
TECO Energy	44,847	795,586
Wisconsin Energy	44,900	1,691,383
Xcel Energy	96,650	2,678,172

		34,755,496

Office Electronics–0.07%
Xerox	262,595	1,927,447

		1,927,447

Oil, Gas & Consumable Fuels–9.01%
†Alpha Natural Resources	42,600	279,882
Anadarko Petroleum	100,461	7,024,233
Apache	78,673	6,802,854
Cabot Oil & Gas	41,600	1,867,840
Chesapeake Energy	102,901	1,941,742
Chevron	393,300	45,843,048
ConocoPhillips	243,021	13,895,941
CONSOL Energy	44,928	1,350,086
†Denbury Resources	75,600	1,221,696
Devon Energy	74,604	4,513,542
EOG Resources	54,420	6,097,761
EQT	29,200	1,722,800
Exxon Mobil	924,622	84,556,682
Hess	60,465	3,248,180
Kinder Morgan	112,729	4,004,134
Marathon Oil	140,108	4,142,994
Marathon Petroleum	67,054	3,660,478
Murphy Oil	37,602	2,018,851
†Newfield Exploration	26,800	839,376
Noble Energy	35,254	3,268,398

LVIP SSgA S&P 500 Index Fund—5

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum	162,005	$13,942,150
Peabody Energy	54,412	1,212,843
Phillips 66	127,110	5,894,091
Pioneer Natural Resources	24,400	2,547,360
QEP Resources	34,554	1,093,980
Range Resources	31,752	2,218,512
†Southwestern Energy	72,000	2,504,160
Spectra Energy	129,400	3,799,184
Sunoco	19,366	906,910
Tesoro	27,742	1,162,390
Valero Energy	109,294	3,462,434
Williams	126,905	4,437,868
†WPX Energy	37,501	622,142

		242,104,542

Paper & Forest Products–0.16%
International Paper	86,718	3,149,598
MeadWestvaco	34,443	1,053,956

		4,203,554

Personal Products–0.16%
Avon Products	85,538	1,364,331
Estee Lauder Class A	47,570	2,928,885

		4,293,216

Pharmaceuticals–5.96%
Abbott Laboratories	313,484	21,492,463
Allergan	62,371	5,711,936
Bristol-Myers Squibb	336,260	11,348,775
†Forest Laboratories	46,391	1,651,984
†Hospira	31,964	1,049,058
Johnson & Johnson	552,856	38,097,307
Lilly (Eli)	205,181	9,727,631
Merck	611,235	27,566,699
†Mylan	80,098	1,954,391
Perrigo	18,200	2,114,294
Pfizer	1,497,929	37,223,536
†Watson Pharmaceuticals	25,314	2,155,740

		160,093,814

Professional Services–0.09%
Dun & Bradstreet	8,500	676,770
Equifax	22,959	1,069,430
Robert Half International	27,674	736,959

		2,483,159

Real Estate Investment Trusts–1.99%
American Tower	78,362	5,594,263
Apartment Investment & Management	27,382	711,658
AvalonBay Communities	19,184	2,608,832
Boston Properties	29,909	3,308,234
Equity Residential	59,662	3,432,355
HCP	85,140	3,787,027

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Health Care REIT	51,900	$2,997,225
Host Hotels & Resorts	143,188	2,298,167
Kimco Realty	79,451	1,610,472
Plum Creek Timber	31,275	1,371,096
ProLogis	91,300	3,198,239
Public Storage	28,616	3,982,489
Simon Property Group	60,988	9,258,588
Ventas	58,555	3,645,049
Vornado Realty Trust	35,693	2,892,918
Weyerhaeuser	106,560	2,785,478

		53,482,090

Real Estate Management & Development–0.04%
†CBRE Group Class A	62,253	1,146,078

		1,146,078

Road & Rail–0.75%
CSX	206,113	4,276,845
Norfolk Southern	65,176	4,147,149
Ryder System	9,505	371,265
Union Pacific	94,852	11,258,932

		20,054,191

Semiconductors & Semiconductor Equipment–1.93%
†Advanced Micro Devices	113,983	384,123
Altera	65,636	2,230,639
Analog Devices	59,257	2,322,282
Applied Materials	246,262	2,749,515
†Broadcom Class A	101,986	3,526,676
†First Solar	11,370	251,789
Intel	999,190	22,661,629
KLA-Tencor	32,721	1,560,955
†Lam Research	36,336	1,154,940
Linear Technology	45,278	1,442,104
†LSI	115,687	799,397
Microchip Technology	38,541	1,261,832
†Micron Technology	201,684	1,207,079
†NVIDIA	128,458	1,713,630
†Teradyne	36,163	514,238
Texas Instruments	226,160	6,230,708
Xilinx	51,454	1,719,078

		51,730,614

Software–3.44%
†Adobe Systems	97,519	3,165,467
†Autodesk	45,537	1,519,570
†BMC Software	31,775	1,318,345
CA	69,604	1,793,347
†Citrix Systems	37,027	2,835,157
†Electronic Arts	64,752	821,703
Intuit	54,710	3,221,325
Microsoft	1,512,574	45,044,454
Oracle	764,639	24,078,482

LVIP SSgA S&P 500 Index Fund—6

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Red Hat	37,900	$2,158,026
†salesforce.com	25,300	3,863,057
†Symantec	139,027	2,502,486

		92,321,419

Specialty Retail–2.02%
Abercrombie & Fitch	15,932	540,413
†AutoNation	7,735	337,787
†AutoZone	7,389	2,731,492
†Bed Bath & Beyond	46,012	2,898,756
Best Buy	51,320	882,191
†CarMax	45,400	1,284,820
GameStop Class A	24,044	504,924
Gap	59,118	2,115,242
Home Depot	302,993	18,291,687
Limited Brands	46,765	2,303,644
Lowe’s	232,447	7,029,197
†O’Reilly Automotive	23,600	1,973,432
Ross Stores	44,400	2,868,240
Staples	136,345	1,570,694
Tiffany & Co	25,128	1,554,921
TJX	146,382	6,556,450
†Urban Outfitters	22,700	852,612

		54,296,502

Textiles, Apparel & Luxury Goods–0.59%
Coach	56,562	3,168,603
†Fossil	10,900	923,230
NIKE Class B	74,032	7,026,377
Ralph Lauren	12,558	1,899,146
VF	17,431	2,777,804

		15,795,160

Thrift & Mortgage Finance–0.06%
Hudson City Bancorp	102,202	813,528
People’s United Financial	73,100	887,434

		1,700,962

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco–1.85%
Altria Group	406,735	$13,580,882
Lorillard	25,925	3,018,966
Philip Morris International	338,211	30,418,697
Reynolds American	64,638	2,801,411

		49,819,956

Trading Companies & Distributors–0.18%
Fastenal	56,900	2,446,131
Grainger (W.W.)	11,783	2,455,224

		4,901,355

Wireless Telecommunication Services–0.29%
†Crown Castle International	58,100	3,724,210
†MetroPCS Communications	62,700	734,217
†Sprint Nextel	594,704	3,282,766

		7,741,193

Total Common Stock (Cost $2,114,636,944)		2,578,124,635

SHORT-TERM INVESTMENTS–4.27%
≠Money Market Mutual Fund–4.05%
Dreyfus Treasury & Agency Cash Management Fund	108,887,018	108,887,018

		108,887,018

	Principal Amount°
≠U.S. Treasury Obligations–0.22%
U.S. Treasury Bills
¥0.09% 12/6/12	5,048,000	5,047,308
¥0.095% 11/8/12	740,000	739,945

		5,787,253

Total Short Term Investments (Cost $114,674,111)		114,674,271

TOTAL VALUE OF SECURITIES–100.26% (Cost $2,229,311,055)	2,692,798,906
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.26%)	(6,961,225)

NET ASSETS APPLICABLE TO 259,937,684 SHARES OUTSTANDING–100.00%	$2,685,837,681

†	Non income producing security.
*	Considered an affiliated company. See Note 2 in “Notes.” Investments in companies considered to be affiliates of the Fund were as follows:

LVIP SSgA S&P 500 Index Fund—7

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

Company	Balance at Beginning of Period	Gross Additions	Gross Reductions	Realized Loss During the Period	Value 9/30/12	Dividend Income
Lincoln National	$854,150	$291,341	$—	$—	$1,361,486	$11,388
State Street	3,071,582	1,112,956	312,713	(120,172)	4,099,450	60,503

	$3,925,732				$5,460,936

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
¥	Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at September 30, 2012:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1,401 E-mini S&P 500 Index	$101,392,679	$100,465,710	12/22/12	$(926,969)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 4 in “Notes.”

REIT–Real Estate Investment Trust

LVIP SSgA S&P 500 Index Fund—8

LVIP SSgA S&P 500 Index Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP SSgA S&P 500 Index Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Transactions with Affiliates

The Fund has investments in Lincoln National, the parent company of Lincoln Investment Advisors Corporation.

3. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,323,426,553

Aggregate unrealized appreciation	$502,467,096
Aggregate unrealized depreciation	(133,094,743)

Net unrealized appreciation	$369,372,353

LVIP SSgA S&P 500 Index Fund—9

LVIP SSgA S&P 500 Index Fund

Notes (continued)

3. Investments (continued)

For federal income tax purposes at December 31, 2011, capital loss carryforwards of $4,952,953 may be carried forward and applied against future capital gains. Capital loss carryforwards if not utilized in future years, will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

A reconciliation of Level 3 investments is not presented because Level 3 investments were not considered material at the beginning, interim or end of the period in relation to net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Total
Common Stock	$2,578,124,635	$—	$2,578,124,635
Short-Term Investments	108,887,018	5,787,253	114,674,271

Total	$2,687,011,653	$5,787,253	$2,692,798,906

Futures Contracts	$(926,969)	$—	$(926,969)

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements

LVIP SSgA S&P 500 Index Fund—10

LVIP SSgA S&P 500 Index Fund

Notes (continued)

4. Derivatives (continued)

of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA S&P 500 Index Fund—11

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.19%
Aerospace & Defense–1.58%
AAR	16,878	$277,137
†AeroVironment	8,746	205,269
American Science & Engineering	4,605	302,134
†API Technologies	16,300	46,781
†Astronics	5,400	166,320
Ceradyne	12,457	304,325
†CPI Aerostructures	2,800	30,352
Cubic	6,860	343,412
Curtiss-Wright	23,297	761,812
†DigitalGlobe	15,500	316,045
†Esterline Technologies	14,857	834,072
†GenCorp	30,150	286,124
†GeoEye	7,638	201,872
HEICO	25,716	994,952
†Hexcel	48,406	1,162,712
†KEYW Holding	10,900	136,250
†Kratos Defense & Security Solutions	23,109	134,957
†LMI Aerospace	5,100	104,244
†Moog Class A	22,312	844,955
National Presto Industries	2,544	185,407
†Orbital Sciences	25,539	371,848
SIFCO Industries	1,300	23,660
Sypris Solutions	5,300	37,842
†TASER International	30,837	185,947
†Teledyne Technologies	17,706	1,122,383

		9,380,812

Air Freight & Logistics–0.33%
†Air Transport Services Group	28,700	126,280
†Atlas Air Worldwide Holdings	12,857	663,807
Forward Air	12,748	387,667
†Hub Group Class A	16,370	485,862
†Pacer International	19,720	78,486
†Park-Ohio Holdings	5,200	112,684
†XPO Logistics	8,900	108,936

		1,963,722

Airlines–0.64%
†Alaska Air Group	34,156	1,197,509
†Allegiant Travel	6,569	416,212
†Hawaiian Holdings	25,800	144,222
†JetBlue Airways	103,684	496,646
†Republic Airways Holdings	27,047	125,228
SkyWest	26,573	274,499
†Spirit Airlines	18,000	307,440
†US Airways Group	80,500	842,030

		3,803,786

Auto Components–0.77%
†American Axle & Manufacturing
Holdings	28,695	323,393
Cooper Tire & Rubber	27,736	531,976
Dana Holdings	72,100	886,830

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Auto Components (continued)
†Dorman Products	10,500	$330,855
†Drew Industries	8,095	244,550
†Exide Technologies	43,839	135,901
†Federal-Mogul Class A	9,300	85,095
†Fuel Systems Solutions	9,100	156,429
†Gentherm	15,506	192,895
†Modine Manufacturing	23,716	175,024
Shiloh Industries	2,200	24,684
Spartan Motors	18,960	94,800
Standard Motor Products	11,100	204,462
†Stoneridge	15,755	78,302
Superior Industries International	12,614	215,573
†Tenneco	29,973	839,244
†Tower International	2,300	17,733

		4,537,746

Automobiles–0.03%
†Winnebago Industries	16,164	204,151

		204,151

Beverages–0.13%
†Boston Beer Class A	3,344	374,428
†Central European Distribution	39,000	111,150
Coca-Cola Bottling Consolidated	2,491	169,637
†Craft Brewers Alliance	5,900	46,315
†National Beverage	6,306	95,599

		797,129

Biotechnology–3.92%
†Achillion Pharmaceuticals	29,400	306,054
†Acorda Therapeutics	17,551	449,481
†Aegerion Pharmaceuticals	14,200	210,444
†Affymax	15,270	321,586
†Agenus	11,500	53,015
†Alkermes	59,547	1,235,600
†Alnylam Pharmaceuticals	20,053	376,796
†AMAG Pharmaceuticals	11,219	199,025
†Amicus Therapeutics	13,600	70,720
†Anacor Pharmaceuticals	9,700	63,826
†Arena Pharmaceuticals	99,877	830,977
†ArQule	31,237	159,621
†Array BioPharma	46,695	273,633
†Astex Pharmaceuticals	47,100	144,597
†AVEO Pharmaceuticals	19,700	205,077
†BioCryst Pharmaceuticals	28,600	121,264
†BioSpecifics Technologies	2,400	46,608
†Biotime	15,400	64,680
†Celldex Therapeutics	29,700	187,110
†Cepheid	31,369	1,082,544
†ChemoCentryx	2,600	30,238
†Clovis Oncology	6,900	141,105
†Codexis	14,562	44,123
†Coronado Biosciences	11,500	59,800

LVIP SSgA Small-Cap Index Fund––1

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Cubist Pharmaceuticals	30,276	$1,443,560
†Curis	39,900	165,186
†Cytori Therapeutics	27,700	122,157
†Dendreon	66,300	320,229
†Discovery Laboratories	21,900	71,832
†Dusa Pharmaceuticals	12,200	82,838
†Dyax	56,700	147,420
†Dynavax Technologies	89,600	426,496
†Emergent BioSolutions	13,098	186,123
†Enzon Pharmaceuticals	24,498	170,506
†Exact Sciences	32,500	357,825
†Exelixis	82,902	399,588
†Genomic Health	6,698	232,354
†Geron	72,535	123,310
†GTx	10,700	49,006
†Halozyme Therapeutic	47,713	360,710
†Horizon Pharma	10,700	37,129
†Idenix Pharmaceuticals	39,772	181,758
†ImmunoCellular Therapeutics	20,100	56,481
†Immunogen	37,100	541,660
†Immunomedics	35,295	123,885
†Infinity Pharmaceuticals	9,800	230,790
†InterMune	33,074	296,674
†Ironwood Pharmaceuticals	32,900	420,462
†Isis Pharmaceuticals	44,846	630,983
†Keryx Biopharmaceuticals	36,900	104,058
†Lexicon Genetics	100,400	232,928
†Ligand Pharmaceuticals Class B	8,928	153,115
†MannKind	57,011	164,192
Maxygen	13,175	34,782
†Merrimack Pharmaceuticals	7,700	72,226
†Momenta Pharmaceuticals	20,011	291,560
†Neurocrine Biosciences	33,528	267,553
†NewLink Genetics	6,400	103,872
†Novavax	40,500	87,480
†NPS Pharmaceuticals	36,900	341,325
†OncoGenex Pharmaceutical	8,300	117,611
†Oncothyreon	32,400	166,536
†Opko Health	55,800	233,244
†Orexigen Therapeutics	33,984	194,049
†Osiris Therapeutics	2,660	29,393
PDL BioPharma	61,600	473,704
†Pharmacyclics	26,000	1,676,974
†Progenics Pharmaceuticals	16,068	46,115
†Raptor Pharmaceutical	24,700	137,332
†Repligen	15,600	92,976
†Rigel Pharmaceuticals	30,627	313,927
†Sangamo Biosciences	29,400	178,752
†SciClone Pharmaceuticals	28,700	159,285
†Seattle Genetics	46,079	1,241,829
†SIGA Technologies	19,500	62,400
†Spectrum Pharmaceuticals	25,500	298,350

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Sunesis Pharmaceuticals	14,000	$79,100
†Synageva BioPharma	4,300	229,749
†Synergy Pharmaceuticals	20,800	99,424
†Syntha Pharmaceuticals	18,806	143,302
†Targacept	14,300	69,927
†Theravance	27,300	707,343
†Threshold Pharmaceuticals	22,700	164,348
†Trius Therapeutics	12,600	73,458
†Vanda Pharmaceuticals	16,100	64,883
†Verastem	4,500	42,255
†Vical	33,000	142,560
†XOMA	34,400	126,936
†ZIOPHARM Oncology	33,600	183,120

		23,258,859

Building Products–0.85%
AAON.	9,954	195,994
†Ameresco Class A	9,800	115,738
†American Woodmark	5,328	106,400
Apogee Enterprises	14,311	280,782
†Builders FirstSource	22,870	118,695
†Gibraltar Industries	16,499	211,517
Griffon	24,461	251,948
Insteel Industries	9,924	116,409
†NCI Building Systems	7,451	74,734
†Nortek	3,900	213,447
†Patrick Industries	2,000	30,940
†PGT	9,900	32,472
Quanex Building Products	15,606	294,017
Simpson Manufacturing	17,675	505,859
Smith (A.O.)	18,734	1,077,954
†Trex	7,035	240,034
Universal Forest Products	8,428	350,099
†USG	36,400	798,980

		5,016,019

Capital Markets–2.35%
Apollo Investment	100,323	789,542
Arlington Asset Investment Class A	5,700	136,002
Artio Global Investors	16,800	50,064
BGC Partners Class A	49,723	243,643
BlackRock Kelso Capital	39,168	380,718
Calamos Asset Management Class A	10,510	122,336
Capital Southwest	1,141	127,735
†CIFC	6,900	50,508
Cohen & Steers	9,800	290,276
†Cowen Group Class A	44,177	119,278
Diamond Hill Investment Group	1,400	107,352
Duff & Phelps Class A	15,844	215,637
Epoch Holding	8,779	202,795
Evercore Partners Class A	12,323	332,721
†FBR Capital Markets	19,258	59,507

LVIP SSgA Small-Cap Index Fund––2

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Fidus Investment	4,973	$83,055
Fifth Street Finance	42,497	466,618
†Financial Engines	20,300	483,749
FXCM Class A	13,900	132,745
GAMCO Investors	3,595	178,851
GFI Group	38,892	123,677
Gladstone Capital	12,030	105,263
Gladstone Investment	12,900	100,878
Golub Capital	8,774	139,505
Greenhill	14,200	734,850
†GSV Capital	9,800	84,574
†Harris & Harris Group	17,900	67,841
Hercules Technology Growth Capital	21,413	235,757
†HFF Class A	17,800	265,220
Horizon Technology Finance	6,162	99,578
†ICG Group	19,873	201,910
†International FCStone	7,080	134,945
†Investment Technology Group	21,300	185,310
JMP Group	9,700	53,253
KBW	14,547	239,589
KCAP Financial	10,134	93,841
†Knight Capital Group Class A	81,433	218,240
†Ladenburg Thalmann Financial Services	56,900	75,108
Main Street Capital	12,082	356,540
Manning & Napier	6,200	75,578
MCG Capital	40,301	185,788
Medallion Financial	8,600	101,566
Medley Capital	9,192	129,331
MVC Capital	13,203	168,998
New Mountain Finance	7,937	117,626
NGP Capital Resources	13,254	98,875
Oppenheimer Holdings Class A	4,600	73,370
PennantPark Investment	29,122	308,984
†Piper Jaffray	8,252	210,013
Prospect Capital	68,088	784,374
Pzena Investment Management Class A	4,184	21,799
†Safeguard Scientifics	10,358	162,517
Solar Capital	19,255	441,325
Solar Senior Capital	5,835	104,505
†Stifel Financial	26,265	882,504
†SWS Group	17,036	104,090
TCP Capital	2,900	46,284
=Teton Advisors Class B	19	0
THL Credit	5,700	79,971
TICC Capital	21,411	222,669
Triangle Capital	14,358	368,434
†Virtus Investment Partners	3,084	265,224
†Walter Investment Management	14,210	525,912
Westwood Holdings Group	3,800	148,238
†WisdomTree Investments	29,600	198,320

		13,915,306

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals–2.03%
†ADA-ES	4,600	$108,606
American Vanguard	12,064	419,827
†Arabian American Development	10,100	98,879
Balchem	12,909	474,148
†Calgon Carbon	24,565	351,525
Chase	4,100	75,317
†Chemtura	48,400	833,448
†Ferro	43,458	149,061
†Flotek Industries	26,700	338,289
Fuller (H.B.)	24,620	755,342
FutureFuel	7,900	95,669
Georgia Gulf	15,300	554,166
†GSE Holding	5,100	40,035
Hawkins	4,600	191,130
Innophos Holdings	9,622	466,571
†Innospec	12,000	407,040
KMG Chemicals	4,400	81,400
Koppers Holdings	8,877	310,074
†Kraton Performance Polymers	16,500	430,650
†Landec	15,333	175,563
†LSB Industries	8,065	353,812
Minerals Technologies	7,880	558,928
Olin	39,180	851,381
†OM Group	17,208	319,036
†Omnova Solutions	23,300	176,381
PolyOne	44,420	736,039
Quaker Chemical	5,500	256,685
Schulman (A.)	12,615	300,489
Sensient Technologies	24,406	897,165
†Spartech	15,423	82,513
Stepan	3,659	351,703
†TPC Group	7,000	285,670
Tredegar	12,194	216,322
Zep	11,892	179,807
†Zoltek	15,646	120,318

		12,042,989

Commercial Banks–6.46%
1st Source	8,154	181,590
†1st United Bancorp	14,700	94,815
Access National	3,700	50,542
Alliance Financial	2,900	116,609
American National Bankshares	4,000	90,360
†Ameris Bancorp	12,316	155,058
Ames National	4,600	95,864
Arrow Financial	5,583	139,587
Bancfirst	3,694	158,694
Banco Latinoamericano de Exportacions	11,922	263,357
†Bancorp	16,100	165,347
BancorpSouth	42,200	622,028
Bank of Kentucky Financial	2,900	80,446
Bank of Marin Bancorp	3,000	127,530

LVIP SSgA Small-Cap Index Fund––3

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Banks (continued)
Bank of the Ozarks	12,762	$439,906
Banner	10,100	273,710
Bar Harbor Bankshares	2,000	71,480
†BBCN Bancorp	34,235	431,703
†Berkshire Bancorp	2,200	18,106
Boston Private Financial Holdings	33,615	322,368
Bridge Bancorp	5,000	116,550
†Bridge Capital Holdings	5,700	88,122
Bryn Mawr Bank	6,600	148,104
†BSB Bancorp	4,100	52,890
C&F Financial	1,600	62,960
Camden National	3,900	144,456
Capital City Bank Group	5,795	61,659
Cardinal Financial	14,800	211,640
†Cascade Bancorp	3,000	15,840
Cathay General Bancorp	39,337	678,957
Center Bancorp	6,100	72,712
Centerstate Banks of Florida	17,200	153,424
†Central Pacific Financial	10,900	155,870
Century Bancorp Class A	2,200	70,224
Chemical Financial	14,086	340,881
Citizens & Northern	6,800	133,348
†Citizens Republic Bancorp	17,300	334,755
City Holding	7,793	279,301
CNB Financial	6,500	113,815
CoBiz Financial	18,609	130,263
Columbia Banking System	17,009	315,347
Community Bank System	17,460	492,197
Community Trust Bancorp	7,213	256,314
†Crescent Financial Bancshares	1,400	6,370
CVB Financial	38,921	464,717
†Eagle Bancorp	9,300	155,496
Enterprise Bancorp	3,000	51,240
Enterprise Financial Services	8,706	118,402
Farmers National Banc	9,500	61,370
Fidelity Southern	4,778	45,200
Financial Institutions	8,000	149,120
First Bancorp (Maine)	5,100	89,505
First Bancorp (North Carolina)	7,279	83,927
†First BanCorp (Puerto Rico)	35,500	156,910
First Busey	40,341	196,864
†First California Financial Group	11,300	78,648
First Commonwealth Financial	45,181	318,526
First Community Bancshares	9,201	140,407
First Connecticut Bancorp	8,600	116,186
First Financial	5,911	185,251
First Financial Bancorp	25,673	434,130
First Financial Bankshares	13,900	500,817
First Interstate Bancsystem	9,300	139,128
First Merchants	14,504	217,705
First Midwest Bancorp	32,672	410,034
First of Long Island	4,400	135,564

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Banks (continued)
FirstMerit	53,221	$783,945
FNB	69,001	773,501
†FNB United	5,100	60,588
German American Bancorp	7,100	171,252
Glacier Bancorp	31,833	495,958
Great Southern Bancorp	5,700	176,187
†Guaranty Bancorp	38,500	77,770
†Hampton Roads Bankshares	5,394	8,091
Hancock Holding	36,711	1,136,215
†Hanmi Financial	15,913	203,846
Heartland Financial USA	7,338	200,107
†Heritage Commerce	10,300	71,482
Heritage Financial	8,900	133,767
†Heritage Oaks Bancorp	10,200	58,752
Home Bancshares	11,405	388,796
†HomeTrust Bancshares	9,000	119,250
Horizon Bancorp	1,900	54,302
Hudson Valley Holding	8,109	138,258
IBERIABANK	13,191	604,148
Independent Bank	9,132	274,782
International Bancshares	23,316	444,170
†Investors Bancorp	19,042	347,326
Lakeland Bancorp	13,619	140,957
Lakeland Financial	8,210	226,596
MainSource Financial Group	11,434	146,813
MB Financial	24,121	476,390
†Mercantile Bank	4,400	75,416
Merchants Bancshares	2,500	73,875
†Metro Bancorp	8,300	105,161
†MetroCorp Bancshares	8,000	84,720
Middleburg Financial	2,700	47,952
MidSouth Bancorp	4,200	67,998
MidWestOne Financial Group	3,400	73,236
National Bankshares	3,400	112,880
National Penn Bancshares	54,506	496,550
NBT Bancorp	17,343	382,760
Northrim BanCorp	3,300	66,462
Old National Bancorp	50,375	685,604
†OmniAmerican Bancorp	5,400	122,742
Oriental Financial Group	21,125	222,235
†Pacific Capital Bancorp	2,100	96,390
Pacific Continental	10,300	91,979
†Pacific Mercantile Bancorp	5,400	35,316
PacWest Bancorp	12,987	303,506
Park National	4,939	345,829
†Park Sterling	19,300	95,342
Peapack Gladstone Financial	4,500	73,530
Penns Woods Bancorp	1,900	84,227
Peoples Bancorp	5,440	124,522
†Pinnacle Financial Partners	14,762	285,202
†Preferred Bank	5,900	83,662
PrivateBancorp	26,430	422,616

LVIP SSgA Small-Cap Index Fund––4

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Banks (continued)
Prosperity Bancshares	22,977	$979,280
Renasant	13,211	259,002
Republic Bancorp Class A	5,629	123,557
S&T Bancorp	11,898	209,524
Sandy Spring Bancorp	12,570	241,973
SCBT Financial	6,346	255,617
†Seacoast Banking Corp. of Florida	36,300	57,717
Sierra Bancorp	7,611	93,311
Simmons First National Class A	9,140	222,605
Southside Bancshares	9,159	199,758
†Southwest Bancorp	11,360	123,256
State Bank Financial	16,200	267,138
StellarOne	12,900	169,764
Sterling Bancorp	16,389	162,579
Sterling Financial	14,000	311,780
†Suffolk Bancorp	5,068	74,297
†Sun Bancorp	24,600	82,902
Susquehanna Bancshares	91,707	959,255
SY Bancorp	6,179	146,195
†Taylor Capital Group	8,217	140,675
†Texas Capital Bancshares	18,494	919,337
Tompkins Financial	4,872	197,413
TowneBank	13,596	208,427
Trico Bancshares	8,102	133,926
Trustmark	32,075	780,706
UMB Financial	14,536	707,612
Umpqua Holdings	55,819	719,507
Union First Market Bankshares	9,998	155,569
United Bankshares	22,323	556,066
†United Community Banks	21,461	180,058
Univest Corp. of Pennsylvania	9,215	165,870
†Virginia Commerce Bancorp	14,500	126,875
Washington Banking	8,700	123,279
Washington Trust Bancorp	7,175	188,487
Webster Financial	35,400	838,980
Wesbanco	11,824	244,875
West Bancorporation	8,100	97,605
†West Coast Bancorp	9,740	219,345
Westamerica Bancorporation	12,445	585,537
†Western Alliance Bancorp	29,627	302,195
†Wilshire Bancorp	31,229	196,743
Wintrust Financial	16,265	611,076

		38,296,880

Commercial Services & Supplies–2.28%
ABM Industries	23,757	449,720
†ACCO Brands	48,833	316,926
Acorn Energy	9,000	80,280
†American Reprographics	16,451	70,246
†Asset Acceptance Capital	8,000	59,680
Asta Funding	5,600	52,584
†AT Cross Class A	4,000	39,880

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Brink’s	23,800	$611,422
†Casella Waste Systems	15,800	67,624
Ceco Environmental	3,600	35,172
†Cenveo	25,206	57,722
CompX International	600	9,108
†Consolidated Graphics	4,138	107,960
Courier	6,604	80,701
Deluxe	24,901	760,975
†Encore Capital Group	9,275	262,112
†EnergySolutions	42,958	117,275
†EnerNOC	14,587	189,339
Ennis	13,207	216,727
G&K Services Class A	7,954	249,040
Geo Group	30,388	840,836
Healthcare Services Group	33,476	765,596
†Heritage-Crystal Clean	3,900	77,415
Herman Miller	25,803	501,610
HNI	20,300	517,853
†InnerWorkings	16,025	208,646
Interface Class A	25,422	335,825
Intersections	5,500	57,970
Kimball International Class B	16,523	201,911
Knoll	20,522	286,282
McGrath RentCorp	10,464	273,006
†Metalico	23,000	58,880
Mine Safety Appliances	12,098	450,892
†Mobile Mini	16,240	271,370
Multi-Color	7,549	174,835
NL Industries	4,591	52,751
†Portfolio Recovery Associates	8,423	879,614
Quad Graphics	12,900	218,784
Schawk	6,285	82,019
†Standard Parking	8,546	191,687
Steelcase Class A	32,700	322,095
†Swisher Hygiene	56,900	78,522
†SYKES Enterprises	20,649	277,523
†Team	8,376	266,776
†Tetra Tech	31,261	820,914
†TMS International Class A	7,600	75,240
†TRC	8,900	66,928
UniFirst	6,374	425,719
United Stationers	17,878	465,186
US Ecology	9,634	207,902
Viad	10,845	226,227

		13,515,307

Communications Equipment–2.08%
Adtran	28,401	490,769
†Ambient	1,400	7,364
†Anaren Microwave	8,332	166,557
†Arris Group	50,782	649,502
†Aruba Networks	53,943	1,212,908

LVIP SSgA Small-Cap Index Fund––5

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Aviat Networks	32,960	$78,445
Aware	5,800	36,540
Bel Fuse Class B	6,045	112,921
Black Box	9,380	239,284
†CalAmp	14,500	119,045
†Calix	19,248	123,187
†Ciena	44,700	607,920
Comtech Telecommunications	9,619	265,869
†Comverse Technology	97,800	601,470
†Digi International	13,337	135,504
†Emulex	44,422	320,283
†Extreme Networks	47,567	158,874
†Finisar	40,900	584,870
†Globecomm Systems	13,200	147,180
†Harmonic	48,801	221,557
†Infinera	46,535	255,012
InterDigital	22,030	821,278
†Ixia	17,882	287,364
†KVH Industries	8,600	116,014
Loral Space & Communications	4,737	336,801
†NETGEAR	17,017	649,028
†Numerex Class A	4,500	50,985
†Oclaro	44,000	118,800
†Oplink Communications	7,272	120,279
†ORBCOMM	21,900	81,906
†Parkervision	38,400	89,856
PC-Tel	9,300	65,565
Plantronics	19,116	675,368
†Procera Networks	9,700	227,950
†ShoreTel	24,811	101,477
†Sonus Networks	107,751	202,572
†Sycamore Networks	10,559	162,609
†Symmetricom	23,760	165,607
Tellabs	163,100	577,374
Telular	8,400	83,160
Tessco Technologies	2,700	57,159
†Ubiquiti Networks	7,500	89,250
†ViaSat	16,852	629,928
†Westell Technologies Class A	32,400	69,336

		12,314,727

Computers & Peripherals–0.70%
†3D Systems	22,540	740,439
†Avid Technology	15,883	150,253
†Cray	20,386	258,902
†Datalink	7,700	63,756
†Electronics for Imaging	19,856	329,808
†Imation	16,514	92,313
†Immersion	17,097	93,521
†Intermec	30,683	190,541
†Intevac	11,982	73,210
†OCZ Technology Group	34,900	121,103

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Computers & Peripherals (continued)
†QLogic	43,300	$494,486
†Quantum	118,433	190,677
†Silicon Graphics International	15,925	144,918
†STEC	19,174	129,425
†Stratasys	9,546	519,302
†Super Micro Computer	16,238	195,343
†Synaptics	14,842	356,505

		4,144,502

Construction & Engineering–0.76%
†Aegion	16,966	325,069
Argan	4,700	82,015
Comfort Systems USA	19,754	215,911
†Dycom Industries	17,745	255,173
EMCOR	32,585	929,976
†Furmanite	20,500	116,440
Granite Construction	17,090	490,825
Great Lakes Dredge & Dock	29,871	230,007
†Layne Christensen	10,000	196,100
†MasTec	25,756	507,393
†Michael Baker	4,642	110,758
†MYR Group	10,400	207,480
†Northwest Pipe	5,039	124,211
†Orion Marine Group	15,900	118,137
†Pike Electric	9,582	76,177
Primoris Services	16,900	220,545
†Sterling Construction	9,100	90,818
†Tutor Perini	18,008	206,012

		4,503,047

Construction Materials–0.28%
Eagle Materials	21,900	1,013,094
†Headwaters	30,651	201,684
†Texas Industries	9,871	401,256
†United States Lime & Minerals	1,400	67,494

		1,683,528

Consumer Finance–0.55%
Cash America International	13,052	503,416
†Credit Acceptance	3,962	338,791
†DFC Global	19,018	326,159
†Ezcorp Class A	21,228	486,758
†First Cash Financial Services	12,750	586,628
†First Marblehead	42,100	44,205
†Green Dot Class A	12,100	147,983
Nelnet Class A	9,998	237,353
†NetSpend Holdings	15,700	154,331
Nicholas Financial	6,000	77,460
†Regional Management	2,400	41,400
†World Acceptance	4,537	306,021

		3,250,505

LVIP SSgA Small-Cap Index Fund––6

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–0.21%
†AEP Industries	2,552	$154,626
Boise	43,176	378,222
†Graphic Packaging Holding	73,302	425,885
Myers Industries	16,972	265,103
†UFP Technologies	2,800	49,252

		1,273,088

Distributor–0.23%
Core-Mark Holding	4,762	229,100
Pool	23,400	972,972
†VOXX International Class A	10,285	76,932
Weyco Group	4,120	100,322

		1,379,326

Diversified Consumer Services–1.03%
†American Public Education	7,602	276,941
†Ascent Capital Group Class A	6,100	329,461
†Bridgepoint Education	9,600	97,440
†Capella Education	5,459	191,393
†Career Education	26,200	98,774
Carriage Services	8,000	77,360
†Coinstar	14,114	634,848
Collectors Universe	2,700	37,881
†Corinthian Colleges	42,047	100,072
†Education Management	13,500	41,985
†Grand Canyon Education	17,300	407,069
Hillenbrand	24,300	442,017
†K12	14,342	289,708
Lincoln Educational Services	12,578	52,828
Mac-Gray	6,400	85,824
Matthews International Class A	12,263	365,683
National American University Holdings	3,000	15,000
Regis	25,399	466,834
Sotheby’s	32,537	1,024,916
†Steiner Leisure	6,559	305,321
Stewart Enterprises Class A	31,131	261,345
Strayer Education	5,400	347,490
Universal Technical Institute	11,233	153,892

		6,104,082

Diversified Financial Services–0.31%
California First National Bancorp	1,000	18,440
Gain Capital Holdings	7,500	36,975
MarketAxess Holdings	17,840	563,744
Marlin Business Services	5,300	112,413
MicroFinancial	4,300	39,345
†NewStar Financial	14,764	177,020
†PHH	28,444	578,835
†PICO Holdings	11,575	264,142
Resource America Class A	6,100	41,724

		1,832,638

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services–0.65%
†8x8	31,100	$204,016
Atlantic Tele-Network	4,969	213,568
†Boingo Wireless	8,000	63,520
†Cbeyond	15,038	148,275
†Cincinnati Bell	99,395	566,552
Cogent Communications Group	20,565	472,789
Consolidated Communications Holdings	17,026	292,677
†FairPoint Communications	15,000	113,400
†General Communication Class A	18,762	183,868
†Hawaiian Telcom Holdco	5,200	92,196
HickoryTech	7,900	83,582
IDT Class B	7,400	75,998
†InContact	18,100	118,012
†Iridium Communications	25,100	183,732
Lumos Networks	7,616	59,862
†magicJack VocalTec	7,600	186,428
†Neutral Tandem	14,170	132,915
†Premiere Global Services	27,719	259,173
Primus Telecommunications Group	6,100	93,147
†Towerstream	24,500	99,470
†Vonage Holdings	88,100	200,868

		3,844,048

Electric Utilities–1.49%
ALLETE	18,955	791,182
Cleco	29,572	1,241,433
El Paso Electric	20,032	686,096
Empire District Electric	18,407	396,671
Idacorp	24,582	1,063,663
MGE Energy	10,249	543,095
Otter Tail	15,658	373,600
PNM Resources	39,433	829,276
Portland General Electric	36,796	994,964
UIL Holdings	25,115	900,624
UNITIL	7,100	193,262
UNS Energy	19,911	833,474

		8,847,340

Electrical Equipment–1.16%
†A123 Systems	45,700	11,425
Acuity Brands	20,484	1,296,432
†American Superconductor	23,771	98,650
AZZ	10,920	414,742
Belden	22,063	813,683
Brady Class A	24,389	714,110
†Capstone Turbine	150,900	150,900
Coleman Cable	4,000	38,560
Encore Wire	7,350	215,061
†EnerSys	23,512	829,738
†Enphase Energy	4,000	16,560
Franklin Electric	11,649	704,648
†FuelCell Energy	80,067	70,459

LVIP SSgA Small-Cap Index Fund—7

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
Generac Holdings	12,700	$290,703
Global Power Equipment Group	9,700	179,353
†II-VI	23,038	438,183
LSI Industries	12,147	81,871
†Powell Industries	4,684	181,130
Preformed Line Products	1,179	64,031
†Thermon Group Holdings	7,400	184,926
†Vicor	10,921	72,843

		6,868,008

Electronic Equipment, Instruments & Components–2.27%
†Aeroflex Holding	11,095	73,560
†Agilysys	10,376	89,234
Anixter International	12,750	732,615
†Audience	3,100	19,220
Badger Meter	7,675	279,293
†Benchmark Electronics	25,212	384,987
†Brightpoint	29,236	262,539
†Checkpoint Systems	20,282	167,935
Cognex	21,217	733,684
†Coherent	10,500	481,530
CTS	18,172	182,992
Daktronics	18,214	173,215
†DTS	9,382	218,413
†Echelon	24,074	92,444
Electro Rent	9,482	167,737
Electro Scientific Industries	11,920	145,662
†Fabrinet	10,700	124,013
†FARO Technologies	7,598	313,949
FEI	18,497	989,590
†=Gerber Scientific	6,600	0
†GSI Group	14,100	125,631
†Insight Enterprises	19,183	335,319
†InvenSense	18,400	219,880
†KEMET	24,100	106,040
†Key Tronic	5,300	52,576
Littelfuse	10,870	614,590
†M/A-COM Technology Solutions Holdings	3,100	39,370
†Maxwell Technologies	14,300	116,116
†Measurement Specialties	7,608	250,912
†Mercury Computer Systems	15,568	165,332
Mesa Laboratories	1,300	62,894
Methode Electronics	19,798	192,239
MTS Systems	6,988	374,207
†Multi-Fineline Electronix	5,060	114,103
†Neonode	11,400	42,978
†Newport	19,655	217,384
†OSI Systems	8,918	694,177
Park Electrochemical	10,887	270,324
PC Connection	4,072	46,869
†Plexus	15,493	469,283
†Power-One	37,110	207,816

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†RadiSys	11,742	$42,271
†RealD	23,300	208,302
Richardson Electronics	7,800	92,586
†Rofin-Sinar Technologies	12,102	238,772
†Rogers	6,879	291,394
†Sanmina-SCI	35,100	297,999
†ScanSource	11,920	381,678
†Synnex	11,463	373,465
†TTM Technologies	22,245	209,770
†Universal Display	19,342	664,978
†Viasystems Group	1,700	29,410
†Vishay Precision Group	7,000	97,860
†Zygo	8,767	160,348

		13,439,485

Energy Equipment & Services–1.86%
†Basic Energy Services	15,605	175,088
Bolt Technology	4,300	61,834
Bristow Group	17,281	873,555
†C&J Energy Services	19,400	386,060
†Cal Dive International	51,975	79,522
†Dawson Geophysical	3,211	81,110
†Dril-Quip	19,267	1,384,912
†Exterran Holdings	28,800	584,064
†Forbes Energy Services	7,500	26,250
†Forum Energy Technologies	11,200	272,384
†Global Geophysical Services	12,400	68,324
Gulf Island Fabrication	7,495	208,886
†Gulfmark Offshore	11,818	390,467
†Heckmann	67,600	283,920
†Helix Energy Solutions Group	51,500	940,905
†Hercules Offshore	67,300	328,424
†Hornbeck Offshore Services	15,774	578,117
†ION Geophysical	57,430	398,564
†Key Energy Services	67,400	471,800
Lufkin Industries	16,384	881,787
†Matrix Service	14,079	148,815
†Mitcham Industries	6,700	106,731
†Natural Gas Services Group	7,000	104,650
†Newpark Resources	38,181	282,921
†OYO Geospace	3,272	400,526
†Parker Drilling	48,627	205,692
†PHI	6,558	206,315
†Pioneer Energy Services	25,304	197,118
†RigNet	6,200	114,700
†Tesco	15,500	165,540
†TETRA Technologies	32,200	194,810
†TGC Industries	7,400	53,280
†Union Drilling	9,677	62,804
†Vantage Drilling	96,800	178,112

LVIP SSgA Small-Cap Index Fund—8

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Willbros Group	22,094	$118,645

		11,016,632

Food & Staples Retailing–1.06%
Andersons	7,960	299,774
Arden Group	700	67,914
Casey’s General Stores	18,491	1,056,576
†Chefs’ Warehouse Holdings	5,600	91,728
Harris Teeter Supermarkets	21,717	843,488
Ingles Markets Class A	7,236	118,309
Nash Finch	6,420	131,096
†Natural Grocers by Vitamin Cottage	2,800	62,496
†Pantry	12,278	178,645
PriceSmart	8,163	618,102
†Rite Aid	286,000	334,620
Roundy’s	9,500	57,475
Spartan Stores	11,888	182,005
SUPERVALU	107,300	258,593
†Susser Holdings	5,700	206,169
†United Natural Foods	23,663	1,383,102
Village Super Market Class A	4,214	154,907
Weis Markets	5,678	240,350

		6,285,349

Food Products–1.55%
Alico	2,309	72,110
†Annie’s	2,500	112,100
B&G Foods Class A	24,100	730,471
Calavo Growers	6,400	160,000
Cal-Maine Foods	6,083	273,370
†Chiquita Brands International	24,832	189,716
†Darling International	57,441	1,050,596
Diamond Foods	12,400	233,368
†Dole Food	18,700	262,361
†Farmer Bros	7,100	67,521
Fresh Del Monte Produce	16,685	427,136
Griffin Land & Nurseries	1,400	47,222
†Hain Celestial Group	17,587	1,107,981
†Inventure Foods	6,600	37,554
J&J Snack Foods	6,480	371,498
†John B. Sanfilippo & Son	4,000	52,080
Lancaster Colony	8,271	605,851
Lifeway Foods	5,600	53,200
Limoneira	4,400	81,092
†Omega Protein	10,600	72,716
†Pilgrim’s Pride	29,968	153,136
†Post Holdings	12,000	360,720
Sanderson Farms	10,092	447,782
†Seneca Foods Class A	5,100	152,286
†Smart Balance	25,200	304,416
Snyders-Lance	19,406	485,150
Tootsie Roll Industries	12,371	333,770

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
†TreeHouse Foods	17,695	$928,988
†Westway Group	6,100	37,759

		9,211,950

Gas Utilities–1.04%
Chesapeake Utilities	4,929	233,437
Delta Natural Gas	3,400	65,824
Laclede Group	9,899	425,657
New Jersey Resources	20,406	932,962
Northwest Natural Gas	11,939	587,876
Piedmont Natural Gas	34,870	1,132,578
South Jersey Industries	15,098	799,137
Southwest Gas	22,487	993,925
WGL Holdings	25,153	1,012,408

		6,183,804

Health Care Equipment & Supplies–3.21%
†Abaxis	9,376	336,786
†ABIOMED	14,376	301,752
†Accuray	36,150	255,942
†Align Technology	34,396	1,271,620
†Alphatec Holdings	34,200	56,430
Analogic	5,351	418,288
†AngioDynamics	13,082	159,600
†Anika Therapeutics	6,000	90,120
†Antares Pharma	48,500	211,460
†ArthroCare	12,000	388,800
†AtriCure	7,800	58,032
Atrion	793	175,650
Cantel Medical	11,364	307,737
†Cardiovascular Systems	8,400	97,104
†Cerus	28,200	95,880
†Conceptus	13,119	266,447
Conmed	12,170	346,845
CryoLife	16,689	112,150
†Cyberonics	13,786	722,662
†Cynosure Class A	4,986	131,531
†Derma Sciences	4,700	48,786
†DexCom	29,800	447,894
†Endologix	23,600	326,152
†EnteroMedics	12,800	46,720
†Exactech	6,300	112,329
†Globus Medical	3,700	66,711
†Greatbatch	9,884	240,478
†Haemonetics	12,403	994,721
†Hansen Medical	26,277	51,240
†HeartWare International	6,300	595,287
†ICU Medical	5,368	324,657
†Insulet	20,996	453,094
†Integra LifeSciences Holdings	8,444	347,048
Invacare	16,042	226,834
†IRIS International	6,900	134,688

LVIP SSgA Small-Cap Index Fund—9

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†MAKO Surgical	18,300	$318,603
†Masimo	22,076	533,798
Meridian Bioscience	17,802	341,442
†Merit Medical Systems	17,738	264,828
†Natus Medical	14,854	194,142
†Navidea Biopharmaceuticals	50,500	138,875
†Neogen	10,350	441,945
†NuVasive	18,878	432,495
†NxStage Medical	20,801	274,781
†OraSure Technologies	22,784	253,358
†Orthofix International	8,110	362,923
†Palomar Medical Technologies	10,938	103,255
†PhotoMedex	6,600	92,796
†Quidel	15,258	288,834
†Rochester Medical	5,400	63,774
†Rockwell Medical Technologies	14,700	120,099
†RTI Biologics	30,988	129,220
†Solta Medical	31,200	97,968
†Spectranetics	17,355	255,986
†Staar Surgical	19,400	146,664
STERIS	28,199	1,000,219
†SurModics	5,451	110,219
†Symmetry Medical	19,433	192,192
†Tornier	7,600	144,020
†Unilife	28,400	88,608
Utah Medical Products	1,700	57,783
†Vascular Solutions	9,400	139,214
†Volcano	26,485	756,676
West Pharmaceutical Services	16,778	890,408
†Wright Medical Group	17,055	377,086
Young Innovations	3,200	125,120
†Zeltiq Aesthetics	8,600	48,504

		19,007,310

Health Care Providers & Services–2.84%
†Acadia Healthcare	11,600	276,660
†Accretive Health	28,500	318,060
†Air Methods	5,785	690,555
†Almost Family	4,200	89,376
†Amedisys	12,151	167,805
†AMN Healthcare Services	22,280	224,137
†Amsurg	13,833	392,581
Assisted Living Concepts Class A	10,816	82,526
†Bio-Reference Labs	10,500	300,090
†BioScrip	22,100	201,331
†Capital Senior Living	14,267	206,443
†Centene	25,493	953,693
Chemed	8,578	594,370
†Chindex International	7,200	74,376
†CorVel	3,308	148,033
†Cross Country Healthcare	17,025	80,358
†Emeritus	13,065	273,581

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Ensign Group	7,200	$220,356
†ExamWorks Group	14,700	219,324
†Five Star Quality Care	25,500	130,305
†Gentiva Health Services	16,900	191,308
†Hanger	14,900	425,097
†HealthSouth	45,996	1,106,664
†Healthways	19,117	223,860
†HMS Holdings	41,011	1,370,998
†IPC The Hospitalist	7,104	324,653
†Kindred Healthcare	22,352	254,366
Landauer	3,914	233,744
†LHC Group	8,418	155,480
†Magellan Health Services	12,190	629,126
†Metropolitan Health Networks	22,353	208,777
†Molina Healthcare	12,851	323,203
†MWI Veterinary Supply	5,698	607,863
National Healthcare	5,373	256,507
National Research	1,300	65,351
Owens & Minor	31,311	935,573
†PDI	5,100	40,647
†PharMerica	15,422	195,243
†Providence Service	6,409	83,253
†PSS World Medical	22,309	508,199
†Select Medical Holdings	17,700	198,771
†Skilled Healthcare Group	12,212	78,523
†Sun Healthcare Group	12,686	107,387
†Sunrise Senior Living	25,291	360,903
†Team Health Holdings	12,300	333,699
†Triple-S Management Class B	10,403	217,423
U.S. Physical Therapy	6,500	179,595
†Universal American	19,024	175,782
†Vanguard Health Systems	18,400	227,608
†WellCare Health Plans	20,600	1,164,930

		16,828,493

Health Care Technology–0.66%
†athenahealth	17,114	1,570,552
Computer Programs & Systems	4,627	257,030
†Epocrates	9,400	109,510
†Greenway Medical Technologies	4,800	82,080
†HealthStream	8,200	233,372
†MedAssets	25,583	455,377
†Medidata Solutions	9,600	398,400
†Mediware Information Systems	1,800	39,438
†Merge Healthcare	27,400	104,942
†Omnicell	16,906	234,993
Quality Systems	16,942	314,274
†Vocera Communications	3,400	105,094

		3,905,062

Hotels, Restaurants & Leisure–3.07%
†AFC Enterprises	12,974	319,160

LVIP SSgA Small-Cap Index Fund—10

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Ameristar Casinos	13,781	$245,302
†Biglari Holdings	630	229,988
†BJ’s Restaurants	10,801	489,825
†Bloomin’ Brands	7,900	129,955
†Bluegreen	7,200	45,216
Bob Evans Farms	12,936	506,186
†Boyd Gaming	28,900	204,034
†Bravo Brio Restaurant Group	10,100	146,955
†Buffalo Wild Wings	9,080	778,519
†Caesars Entertainment	18,100	123,080
†Caribou Coffee	10,700	146,911
†Carrols Restaurant Group	6,300	36,288
CEC Entertainment	9,802	295,236
Cheesecake Factory	26,400	943,800
Churchill Downs	5,602	351,357
†Chuy’s Holdings	2,600	63,752
Cracker Barrel Old Country Store	8,572	575,267
†Denny’s	51,536	249,950
†DineEquity	6,600	369,600
Domino’s Pizza	28,491	1,074,111
Einstein Noah Restaurant Group	4,600	81,374
†Fiesta Restaurant Group	8,200	130,134
Frisch’s Restaurants	1,600	31,760
†Gaylord Entertainment	13,870	548,281
†Ignite Restaurant Group	3,400	47,396
International Speedway Class A	11,900	337,603
Interval Leisure Group	16,700	316,131
†Isle of Capri Casinos	13,045	90,663
†Jack in the Box	19,598	550,900
†Jamba	41,200	91,876
†Krispy Kreme Doughnuts	30,043	238,241
†Life Time Fitness	20,932	957,430
†Luby’s	10,100	67,973
Marcus	11,412	126,673
†Marriott Vacations Worldwide	11,600	417,832
†Monarch Casino & Resort	6,157	53,627
†Morgans Hotel Group	12,368	79,403
†MTR Gaming Group	11,400	47,994
†Multimedia Games Holding	13,800	217,074
†Nathan’s Famous	1,300	40,885
†Orient-Express Hotels Class A	42,100	374,690
†Papa John’s International	7,903	422,099
†Peet’s Coffee & Tea	5,775	423,539
†Pinnacle Entertainment	26,768	327,908
†Premier Exhibitions	13,000	30,810
†Red Lion Hotels	7,100	44,375
†Red Robin Gourmet Burgers	7,408	241,204
†Ruby Tuesday	33,150	240,338
†Ruth’s Hospitality Group	20,077	127,890
†Scientific Games Class A	30,100	248,927
†Shuffle Master	23,723	375,061
Six Flags Entertainment	19,000	1,117,200

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Sonic	31,291	$321,359
Speedway Motorsports	6,828	105,151
Texas Roadhouse	27,546	471,037
†Town Sports International Holdings	11,400	141,018
Vail Resorts	17,724	1,021,789
†WMS Industries	24,000	393,120

		18,225,257

Household Durables–1.28%
American Greetings Class A	17,692	297,226
Bassett Furniture Industries	5,700	70,965
†Beazer Homes USA	54,957	195,097
Blyth	5,510	143,205
†Cavco Industries	3,700	169,793
†Central Garden & Pet Class A	20,663	249,609
CSS Industries	4,904	100,777
Ethan Allen Interiors	12,285	269,287
Flexsteel Industries	2,300	47,610
†Harbinger Group	20,800	175,344
†Helen of Troy	13,932	443,456
Hooker Furniture	5,500	71,445
†Hovnanian Enterprises Class A	50,455	174,574
†iRobot	11,733	267,043
KB Home	38,800	556,780
†La-Z-Boy	22,165	324,274
†Libbey	10,500	165,690
Lifetime Brands	5,700	67,887
†M/I Homes	10,521	203,476
MDC Holdings	18,700	720,137
†Meritage Homes	15,320	582,620
Orchids Paper Products	2,900	52,316
Ryland Group	22,200	666,000
†Sealy	32,182	70,157
†Skullcandy	8,200	112,750
Spectrum Brands Holdings	10,000	400,100
†Standard Pacific	58,078	392,607
†Universal Electronics	8,114	142,644
WD-40	6,887	362,532
†Zagg	12,900	110,037

		7,605,438

Household Products–0.01%
Oil-Dri Corp of America	3,200	74,048

		74,048

Independent Power Producers & Energy Traders–0.35%
†American DG Energy	12,300	31,857
Atlantic Power	56,300	842,248
Genie Energy Class B	7,400	53,058
†GenOn Energy	377,500	955,075
Ormat Technologies	9,600	180,000

		2,062,238

LVIP SSgA Small-Cap Index Fund—11

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates–0.18%
Raven Industries	16,020	$471,469
†Seaboard	157	354,840
Standex International	5,246	233,185

		1,059,494

Insurance–2.43%
Alterra Capital Holdings	41,813	1,001,003
American Equity Investment Life Holding	25,629	298,065
†American Safety Insurance Holdings	5,200	97,188
†AMERISAFE	9,623	261,168
Amtrust Financial Services	12,048	308,660
Argo Group International Holdings	11,085	359,043
Baldwin & Lyons Class B	4,518	108,025
†Citizens	19,622	205,835
CNO Financial Group	102,500	989,125
Crawford Class B	12,540	62,825
Donegal Group Class A	4,753	66,732
Eastern Insurance Holdings	3,400	57,018
†eHealth	10,868	203,992
EMC Insurance Group	2,405	50,505
Employers Holdings	17,039	312,325
†Enstar Group	4,208	419,327
FBL Financial Group Class A	5,117	169,884
First American Financial	51,300	1,111,671
Flagstone Reinsurance Holdings	27,310	234,593
†Fortegra Financial	2,900	22,997
†Global Indemnity	5,856	128,129
†Greenlight Capital Re Class A	12,024	297,594
†Hallmark Financial Services	8,075	65,731
†Hilltop Holdings	20,963	266,440
Homeowners Choice	3,600	84,600
Horace Mann Educators	16,935	306,693
Independence Holding	5,720	57,600
Infinity Property & Casualty	6,220	375,626
Investors Title	600	39,144
Kansas City Life Insurance	2,512	96,787
Maiden Holdings	27,100	240,919
Meadowbrook Insurance Group	25,560	196,556
Montpelier Re Holdings	22,112	489,339
†National Financial Partners	21,665	366,139
National Interstate	3,491	90,068
National Western Life Insurance Class A	1,213	173,762
†Navigators Group	4,441	218,608
OneBeacon Insurance Group	11,700	157,248
†Phoenix Companies	3,214	98,573
Platinum Underwriters Holdings	17,338	708,604
Presidential Life	8,196	114,170
Primerica	21,000	601,440
RLI	9,504	633,537
Safety Insurance Group	6,503	298,358
SeaBright Holdings	9,980	109,780

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Selective Insurance Group	24,089	$457,450
State Auto Financial	7,274	119,221
Stewart Information Services	9,254	186,376
Symetra Financial	33,900	416,970
Tower Group	18,271	354,275
United Fire Group	11,248	282,550
Universal Insurance Holdings	13,300	51,205

		14,423,473

Internet & Catalog Retail–0.38%
†1-800-FLOWERS.com Class A	17,982	67,073
†Blue Nile	5,513	204,477
†CafePress	2,300	20,953
†Geeknet	3,000	58,050
HSN	18,700	917,235
NutriSystem	14,200	149,526
†Orbitz Worldwide	15,777	40,231
†Overstock.com	8,033	83,222
PetMed Express	11,434	114,797
†Shutterfly	15,766	490,638
†US Auto Parts Network	4,900	16,954
†Vitacost.com	11,200	75,936

		2,239,092

Internet Software & Services–2.23%
†Active Network	19,600	245,588
†Ancestry.com	12,600	379,008
†Angie’s List	18,000	190,440
†Bankrate.	20,000	311,600
†Bazaarvoice	5,400	81,810
†Blucora	21,269	378,801
†Brightcove	3,400	39,712
†Carbonite	5,300	37,153
†comScore	17,839	272,045
†Constant Contact	12,654	220,180
†Cornerstone OnDemand	14,700	450,702
†DealerTrack Holdings	18,880	525,808
†Demand Media	15,100	164,137
†Demandware	3,300	104,775
†Dice Holdings	17,849	150,289
†Digital River	19,665	327,619
EarthLink	54,833	390,411
†Envestnet	10,500	122,850
†ExactTarget	4,900	118,678
†Internap Network Services.	26,789	188,862
†IntraLinks Holdings	17,000	111,180
†iPass	26,200	57,640
j2 Global	23,064	756,960
Keynote Systems	8,030	116,274
†KIT Digital	38,700	116,100
†Limelight Networks	30,177	70,614
†Liquidity Services	11,600	582,436

LVIP SSgA Small-Cap Index Fund––12

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet Software & Services (continued)
†LivePerson	24,000	$434,640
†LogMeIn	11,200	251,216
Marchex Class B	11,908	45,489
†Market Leader	11,100	74,370
†MeetMe	16,000	45,600
†Millennial Media	5,800	83,230
†Monster Worldwide	60,300	441,999
†Move	21,064	181,572
NIC	28,168	416,886
†OpenTable	9,900	411,840
†Perficient	16,093	194,243
†QuinStreet	18,000	151,020
†RealNetworks	12,013	99,948
†Responsys	18,100	185,163
†Saba Software	15,800	157,842
†SciQuest	9,000	163,800
†Spark Networks	5,800	35,496
†SPS Commerce	5,400	207,738
†Stamps.com	7,181	166,168
†support.com	29,500	124,785
†Synacor	3,400	25,772
†TechTarget	9,500	56,145
†Travelzoo	3,300	77,781
United Online	45,745	252,512
†Unwired Planet	48,000	92,160
†ValueClick	35,916	617,396
†VistaPrint	16,500	563,475
†Vocus	10,468	209,988
†Web.com Group	14,600	262,070
†WebMD Health	21,800	305,854
†XO Group	13,966	116,616
†Yelp	4,300	116,315
†Zillow Class A	1,600	67,488
†Zix	36,500	104,755

		13,253,044

IT Services–1.90%
†Acxiom	38,300	699,741
†CACI International Class A	10,577	547,783
†Cardtronics	19,632	584,641
Cass Information Systems	4,921	206,534
†CIBER	36,121	125,340
†Computer Task Group	8,600	139,148
Convergys	57,100	894,757
†CSG Systems International	14,577	327,837
†Echo Global Logistics	7,500	128,625
†EPAM Systems	2,500	47,350
†Euronet Worldwide	22,122	415,672
†ExlService Holdings	9,842	290,339
Forrester Research	7,654	220,206
†Global Cash Access Holdings	35,397	284,946
†Hackett Group	12,650	52,877

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Heartland Payment Systems	17,151	$543,344
†Higher One Holdings	15,900	214,332
†iGate	13,335	242,297
†Innodata	11,200	45,360
†Lionbridge Technologies	35,100	123,552
Mantech International Class A	9,529	228,696
†Mattersight	5,100	30,192
MAXIMUS	16,558	988,844
†ModusLink Global Solutions	24,692	91,113
†MoneyGram International	10,875	162,473
†PRGX Global	10,600	90,736
†Sapient	54,770	583,848
†ServiceSource International	25,100	257,526
Syntel	6,776	422,890
†TeleTech Holdings	13,054	222,571
†TNS	13,054	195,157
†Unisys	19,160	398,911
†Virtusa	10,556	187,580
†Wright Express	18,639	1,299,511

		11,294,729

Leisure Equipment & Products–0.46%
†Arctic Cat	5,300	219,738
†Black Diamond	10,600	92,962
Brunswick	43,000	973,090
Callaway Golf	34,645	212,720
JAKKS Pacific	9,580	139,581
†Johnson Outdoors Class A	3,600	77,004
†LeapFrog Enterprises	21,181	191,053
Marine Products	5,134	30,599
†Smith & Wesson Holding	28,864	317,793
†Steinway Musical Instruments	3,792	92,373
Sturm Ruger	8,300	410,767

		2,757,680

Life Sciences Tools & Services–0.38%
†Affymetrix	36,645	158,673
†BG Medicine	3,800	13,984
†BioDelivery Sciences International	10,800	68,256
†Cambrex	16,418	192,583
†Fluidigm	10,400	176,800
†Furiex Pharmaceuticals	4,100	78,228
†Harvard Bioscience	11,700	49,491
†Luminex	18,015	350,212
†Pacific Biosciences of California	18,700	34,221
†Parexel International	29,292	901,022
†Sequenom	60,300	212,859

		2,236,329

Machinery–3.10%
†Accuride	26,700	124,422
Actuant Class A	35,533	1,016,954
Alamo Group	3,800	128,364

LVIP SSgA Small-Cap Index Fund––13

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Albany International	11,580	$254,413
Altra Holdings	11,171	203,312
†American Railcar Industries	5,486	155,473
Ampco-Pittsburgh	4,870	89,852
†Astec Industries	8,395	265,366
Barnes Group	26,943	673,844
†Blount International	20,717	272,636
Briggs & Stratton	21,084	393,638
Cascade	4,625	253,173
†Chart Industries	14,444	1,066,689
CIRCOR International	7,301	275,613
CLARCOR	24,157	1,078,127
†Columbus McKinnon	10,484	158,413
†Commercial Vehicle Group	12,300	90,405
Douglas Dynamics	12,300	181,917
Dynamic Materials	7,159	107,528
Eastern	3,100	58,094
†Energy Recovery	28,000	82,880
†EnPro Industries	8,926	321,425
ESCO Technologies	11,759	456,837
†Federal Signal	33,999	214,874
†Flow International	27,683	102,427
Foster (L.B.) Class A	5,157	166,777
FreightCar America	6,750	120,083
Gorman-Rupp	7,657	206,739
Graham	4,600	83,122
†Greenbrier Companies	11,538	186,223
Hardinge	5,900	60,475
†Hurco Companies	3,900	89,232
John Bean Technologies	14,700	240,051
†Kadant	5,841	135,453
Kaydon	14,418	322,098
Lindsay	5,499	395,763
†Lydall	9,700	136,673
†Meritor	52,929	224,419
Met-Pro	8,800	78,760
†Middleby	9,115	1,054,059
Miller Industries	6,400	102,720
Mueller Industries	12,071	548,868
Mueller Water Products Class A	81,134	397,557
NACCO Industries Class A	2,323	291,327
†NN	10,200	86,598
†Omega Flex	497	5,273
†PMFG	9,600	77,664
†Proto Labs	2,400	81,168
†RBC Bearings	9,757	469,312
†Rexnord	14,600	266,012
Robbins & Myers	18,719	1,115,652
Sauer-Danfoss	4,732	190,274
Sun Hydraulics	8,525	226,509
Tennant	8,179	350,225
Titan International	18,455	325,915

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†Trimas	13,784	$332,332
Twin Disc	4,744	84,918
†Wabash National	34,300	244,559
Watts Water Technologies Class A	13,084	494,968
Woodward	33,552	1,140,097

		18,358,551

Marine–0.03%
†Genco Shipping & Trading	16,366	60,227
International Shipholding	2,900	48,923
†Rand Logistics	8,900	67,017

		176,167

Media–1.14%
Arbitron	11,559	438,086
†Beasley Broadcasting Group Class A	2,200	10,736
Belo Class A	39,993	313,145
†Carmike Cinemas	9,000	101,250
†Central European Media Enterprises Class A	18,900	123,039
†Crown Media Holdings Class A	17,196	28,717
†Cumulus Media Class A	28,400	77,816
†Daily Journal	500	46,885
†Dial Global	800	2,168
†Digital Generation	13,858	157,427
†Entercom Communications Class A	14,400	98,784
Entravision Communications Class A	24,200	32,428
†Fisher Communications	4,841	177,955
†Global Sources	9,567	62,760
Harte-Hanks	23,300	161,469
†Journal Communications Class A	24,238	126,038
†LIN TV Class A	18,384	80,890
†Lions Gate Entertainment	37,700	575,679
†Live Nation Entertainment	62,191	535,465
Martha Stewart Living Omnimedia Class A	16,554	50,821
†McClatchy Class A	34,300	76,489
MDC Partners Class A	13,200	162,888
Meredith	16,100	563,500
National CineMedia	24,247	396,923
†New York Times Class A	60,600	591,456
†Nexstar Broadcasting Group Class A	4,800	50,976
Outdoor Channel Holdings	6,300	45,864
†ReachLocal	5,900	73,986
†Reading International Class A	8,500	50,150
†Rentrak	5,500	93,115
†Saga Communications Class A	1,800	72,936
Salem Communications Class A	5,100	26,724
Scholastic	11,254	357,652
†Scripps (E.W.) Class A	17,200	183,180
Sinclair Broadcast Group Class A	21,238	238,078
†Valassis Communications	18,886	466,295

LVIP SSgA Small-Cap Index Fund––14

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Value Line	630	$6,149
World Wrestling Entertainment Class A	14,754	118,770

		6,776,689

Metals & Mining–1.55%
AK Steel Holding	46,800	224,640
†AM Castle	9,401	117,418
AMCOL International	10,827	366,819
†Century Aluminum	26,100	186,615
†Coeur d’Alene Mines	43,248	1,246,840
†General Moly	39,025	123,709
Globe Specialty Metals	26,800	407,896
†Gold Reserve	26,400	85,536
Gold Resource	12,500	268,125
†Golden Minerals	14,500	75,690
†Golden Star Resources	129,500	255,115
†Handy & Harman	2,700	39,906
Haynes International	5,185	270,398
Hecla Mining	139,870	916,149
†Horsehead Holding	22,131	206,704
Kaiser Aluminum	8,500	496,315
Materion	10,300	245,140
†McEwen Mining	85,100	390,609
†Metals USA Holdings	6,800	90,916
†Midway Gold	68,100	111,684
Noranda Aluminum Holding	16,800	112,392
Olympic Steel	5,151	86,949
†Paramount Gold and Silver	50,000	133,000
†Revett Minerals	12,100	43,076
†RTI International Metals	12,894	308,682
Schnitzer Steel Industries Class A	10,900	306,835
†Stillwater Mining	56,781	669,448
†SunCoke Energy	31,100	501,332
†Universal Stainless & Alloy	3,874	143,919
†US Antimony	27,200	53,040
†US Silica Holdings	5,800	78,648
†Vista Gold	37,700	136,851
Worthington Industries	23,107	500,498

		9,200,894

Multiline Retail–0.19%
Bon-Ton Stores	7,900	75,050
Fred’s Class A	19,993	284,500
†Gordmans Stores	4,300	79,335
†Saks	49,000	505,190
†Tuesday Morning	24,918	163,213

		1,107,288

Multi-Utilities–0.43%
Avista	29,217	752,046
Black Hills	21,933	780,157
CH Energy Group	6,557	427,582

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
NorthWestern	16,266	$589,317

		2,549,102

Oil, Gas & Consumable Fuels–4.11%
†Abraxas Petroleum	43,800	100,740
Adams Resources & Energy	1,100	33,550
Alon USA Energy	6,740	92,338
†Amyris	18,800	64,672
Apco Oil and Gas International	4,544	73,113
†Approach Resources	15,454	465,629
Arch Coal	104,500	661,485
Berry Petroleum Class A	25,561	1,038,543
†Bill Barrett	24,091	596,734
†Bonanza Creek Energy	4,900	115,444
†BPZ Resources	55,121	157,646
†Callon Petroleum	21,800	134,070
†Carrizo Oil & Gas	17,397	435,099
†Ceres	3,700	21,016
†Clayton Williams Energy	3,066	159,095
†Clean Energy Fuels	28,837	379,783
†Cloud Peak Energy	27,000	488,700
†Comstock Resources	20,800	382,304
†Contango Oil & Gas	5,531	271,793
†Crimson Exploration	12,600	53,802
Crosstex Energy	20,797	291,782
†=CVR Energy	42,142	0
†CVR Energy	8,400	308,700
Delek U.S. Holdings	9,467	241,314
†Endeavour International	26,286	254,186
Energy XXI Bermuda	37,900	1,324,605
†EPL Oil & Gas	15,100	306,379
†Evolution Petroleum	9,900	79,992
†Forest Oil	51,200	432,640
Frontline	27,100	104,064
†FX Energy	28,583	213,229
†GasLog	11,900	137,802
†Gastar Exploration	31,500	52,290
†Gevo	20,100	42,813
†Goodrich Petroleum	13,928	176,050
†Green Plains Renewable Energy	12,600	73,836
†Gulfport Energy	27,314	853,836
†Halcon Resources	48,572	356,033
Hallador Energy	2,200	18,326
†Harvest Natural Resources	21,096	188,176
†Isramco	600	69,600
†KiOR Class A	13,300	123,690
Knightsbridge Tankers	12,351	80,899
†Kodiak Oil & Gas	126,800	1,186,848
†Magnum Hunter Resources	76,000	337,440
†Matador Resources	7,900	82,081
†McMoRan Exploration	45,252	531,711
†Midstates Petroleum	12,100	104,665

LVIP SSgA Small-Cap Index Fund––15

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Miller Energy Resources	19,000	$95,570
Nordic American Tankers	22,318	224,965
†Northern Oil & Gas	28,000	475,720
†Oasis Petroleum	38,800	1,143,436
Overseas Shipholding Group	11,800	77,880
Panhandle Oil & Gas Class A	3,800	116,546
†PDC Energy	14,920	471,920
Penn Virginia	23,185	143,747
†Petroquest Energy	28,892	193,865
†Quicksilver Resources	59,400	242,946
†Renewable Energy Group	5,100	33,915
†Rentech	118,500	291,510
†Resolute Energy	27,100	240,377
†Rex American Resources	2,500	45,025
†Rex Energy	18,093	241,542
†Rosetta Resources	25,409	1,217,091
†Sanchez Energy	5,900	120,537
†Saratoga Resources	9,200	50,416
†Scorpio Tankers	24,500	147,000
†SemGroup Class A	20,700	762,795
Ship Finance International	19,424	305,345
†Solazyme	16,500	189,420
†Stone Energy	22,006	552,791
†Swift Energy	18,664	389,704
†Synergy Resources	19,800	82,566
Targa Resources	14,400	724,896
Teekay Tankers Class A	39,837	148,990
†Triangle Petroleum	23,600	168,976
†Uranerz Energy	39,200	63,896
†Uranium Energy	44,500	116,145
†Vaalco Energy	29,192	249,592
†Venoco	15,476	183,855
W&T Offshore	14,700	276,066
†Warren Resources	38,992	118,536
Western Refining	25,700	672,826
†Westmoreland Coal	6,000	59,580
†ZaZa Energy	12,500	37,125

		24,375,655

Paper & Forest Products–0.71%
Buckeye Technologies	17,523	561,787
†Clearwater Paper	10,136	418,718
Deltic Timber	4,629	302,089
Glatfelter	19,283	343,430
†KapStone Paper & Packaging	17,500	391,825
†Louisiana-Pacific	67,200	840,000
Neenah Paper	8,232	235,764
†Resolute Forest Products	35,600	462,800
Schweitzer-Mauduit International	13,776	454,470
Wausau Paper	22,603	209,304

		4,220,187

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Products–0.34%
†Elizabeth Arden	11,223	$530,175
Female Health	9,200	65,780
Inter Parfums	8,236	150,719
†Medifast	7,600	198,740
Nature’s Sunshine Products	7,600	124,184
†Nutraceutical International	5,700	89,832
†Prestige Brands Holdings	21,753	368,931
†Revlon Class A	6,400	98,816
†Schiff Nutrition International	7,800	188,682
†Synutra International	7,875	36,383
†USANA Health Sciences	3,352	155,767

		2,008,009

Pharmaceuticals–1.98%
†Acura Pharmaceuticals	2,300	4,002
†Akorn	24,478	323,599
†Ampio Pharmaceuticals	10,900	42,510
†Auxilium Pharmaceuticals	21,444	524,520
†AVANIR Pharmaceuticals	73,300	234,560
†Cadence Pharmaceuticals	30,432	119,293
†Cempra	2,100	15,645
†Corcept Therapeutics	30,100	83,979
†Cornerstone Therapeutics	6,600	33,858
†Cumberland Pharmaceuticals	6,000	38,760
†Depomed	28,200	166,662
†Endocyte	15,000	149,550
†Hi-Tech Pharmacal	4,200	139,062
†Impax Laboratories	33,100	859,276
†Jazz Pharmaceuticals	20,300	1,157,303
†Lannett	6,600	31,878
†MAP Pharmaceuticals	12,600	196,182
†Medicines	27,397	707,117
Medicis Pharmaceutical Class A	27,530	1,191,223
†Nektar Therapeutics	57,607	615,243
†Obagi Medical Products	9,427	116,989
†Omeros	15,300	143,820
†Optimer Pharmaceuticals	20,100	283,812
†Pacira Pharmaceuticals	9,300	161,820
†Pain Therapeutics	20,812	105,101
†Par Pharmaceutical Companies	18,114	905,338
†Pernix Therapeutics Holdings	4,600	34,270
†POZEN	16,406	108,772
†Questcor Pharmaceuticals	25,700	475,450
†Repros Therapeutics	7,500	114,225
†Sagent Pharmaceuticals	4,700	74,965
†Santarus	27,700	245,976
†Sucampo Pharmaceuticals Class A	6,400	32,192
†Supernus Pharmaceuticals	1,700	19,635
†Transcept Pharmaceuticals	6,400	33,984
†Ventrus Biosciences	6,300	22,554
†ViroPharma	34,278	1,035,881
†Vivus	48,495	864,181

LVIP SSgA Small-Cap Index Fund—16

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†XenoPort	20,644	$236,580
†Zogenix	24,400	64,904

		11,714,671

Professional Services–1.45%
†Acacia Research	24,700	677,027
†Advisory Board	16,982	812,249
Barrett Business Services	3,500	94,850
†CBIZ	21,148	127,311
CDI	7,249	123,450
Corporate Executive Board	16,600	890,258
†CoStar Group	13,043	1,063,526
†CRA International	5,878	101,572
†Dolan	16,459	88,549
†Exponent	5,723	326,726
†Franklin Covey	8,100	97,200
†FTI Consulting	18,500	493,580
†GP Strategies	8,300	160,356
Heidrick & Struggles International	9,306	118,558
†Hill International	14,100	61,476
†Hudson Global	18,600	82,956
†Huron Consulting Group	9,886	344,231
†ICF International	10,100	203,010
Insperity	11,614	293,021
Kelly Services Class A	13,883	174,926
†Kforce	14,660	172,841
†Korn/Ferry International	20,474	313,866
†Mistras Group	7,800	180,960
†Navigant Consulting	21,738	240,205
†Odyssey Marine Exploration	40,500	127,980
†On Assignment	18,426	367,046
†Pendrell	79,400	89,722
Resources Connection	22,155	290,452
†RPX	10,700	119,947
†TrueBlue	17,132	269,315
VSE	2,000	48,980
†WageWorks	3,300	57,585

		8,613,731

Real Estate Investment Trusts–7.43%
Acadia Realty Trust	22,661	562,446
AG Mortgage Investment Trust	10,100	243,713
Agree Realty	4,237	108,001
Alexander’s	1,077	460,407
American Assets Trust	14,400	385,776
American Capital Mortgage Investment	15,800	397,054
American Realty Capital Trust	77,500	909,075
Anworth Mortgage Asset	59,990	407,932
Apollo Commercial Real Estate Finance	9,200	159,528
Ares Commercial Real Estate	3,900	66,534
Armour Residential REIT	137,200	1,050,952
Ashford Hospitality Trust	26,981	226,640

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Associated Estates Realty	21,334	$323,423
Campus Crest Communities	21,700	234,360
CapLease	36,768	190,091
Capstead Mortgage	45,200	609,748
Cedar Realty Trust	30,280	159,878
Chatham Lodging Trust	6,600	91,608
Chesapeake Lodging Trust	16,500	327,855
Colonial Properties Trust	43,300	911,465
Colony Financial	19,000	370,120
Coresite Realty	10,400	280,176
Cousins Properties	39,369	312,590
CreXus Investment	28,600	309,166
CubeSmart	61,206	787,721
CYS Investments	80,200	1,130,018
DCT Industrial Trust	122,061	789,735
DiamondRock Hospitality	91,888	884,881
DuPont Fabros Technology	27,614	697,254
Dynex Capital	27,700	297,775
EastGroup Properties	13,840	736,288
Education Realty Trust	51,761	564,195
Entertainment Properties Trust	22,801	1,013,048
Equity One	24,378	513,401
Excel Trust	18,900	215,838
†FelCor Lodging Trust	64,978	307,996
†First Industrial Realty Trust	45,873	602,771
First Potomac Realty Trust	21,687	279,329
Franklin Street Properties	31,339	346,923
Getty Realty	13,759	246,974
Gladstone Commercial	6,200	113,212
Glimcher Realty Trust	62,517	660,805
Government Properties Income Trust	16,047	375,500
†Gramercy Capital	23,200	69,832
†Gyrodyne of America	600	65,178
Healthcare Realty Trust	38,122	878,712
Hersha Hospitality Trust	74,790	366,471
Highwoods Properties	35,642	1,162,642
Hudson Pacific Properties	15,200	281,200
Inland Real Estate	32,449	267,704
Invesco Mortgage Capital	55,600	1,119,228
Investors Real Estate Trust	36,695	303,468
†iStar Financial	35,600	294,768
Kite Realty Group Trust	30,366	154,867
LaSalle Hotel Properties	41,261	1,101,256
Lexington Realty Trust	52,491	507,063
LTC Properties	13,316	424,115
Medical Properties Trust	60,621	633,489
Mission West Properties	10,890	94,743
Monmouth Real Estate Investment	21,700	242,823
National Health Investors	10,861	558,690
New York Mortgage Trust	14,100	99,405
NorthStar Realty Finance	57,593	366,291
Omega Healthcare Investors	51,275	1,165,481

LVIP SSgA Small-Cap Index Fund–17

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
One Liberty Properties	6,300	$117,495
Parkway Properties	7,962	106,452
Pebblebrook Hotel Trust	25,600	598,784
Pennsylvania Real Estate Investment Trust	24,423	387,349
PennyMac Mortgage Investment Trust	26,904	628,746
Potlatch	20,063	749,754
PS Business Parks	8,182	546,721
RAIT Financial Trust	28,198	148,040
Ramco-Gershenson Properties Trust	23,659	296,447
Redwood Trust	34,960	505,522
Resource Capital	42,793	251,623
Retail Opportunity Investments	21,300	274,131
RLJ Lodging Trust	52,100	985,211
Rouse Properties	11,200	160,720
Sabra Health Care REIT	15,886	317,879
Saul Centers	4,003	177,733
Select Income REIT	4,700	115,714
Sovran Self Storage	14,331	829,048
STAG Industrial	16,300	265,038
Starwood Property Trust	55,871	1,300,118
†Strategic Hotels & Resorts	80,005	480,830
Summit Hotel Properties	15,000	128,100
Sun Communities	13,926	614,415
†Sunstone Hotel Investors	67,753	745,283
Terreno Realty	7,700	121,660
Two Harbors Investment	133,300	1,566,275
UMH Properties	7,500	89,775
Universal Health Realty Income Trust	6,108	280,846
Urstadt Biddle Properties Class A	11,542	233,495
Washington Real Estate Investment Trust	32,404	869,075
Western Asset Mortgage Capital	4,000	88,800
Whitestone REIT	5,100	67,320
Winthrop Realty Trust	15,298	164,912

		44,032,939

Real Estate Management & Development–0.19%
†AV Homes	4,477	66,439
Consolidated-Tomoka Land	2,692	88,540
†Forestar Group	18,800	313,208
Kennedy-Wilson Holdings	22,700	317,119
†Tejon Ranch	7,431	223,227
Thomas Properties Group	16,300	94,866

		1,103,399

Road & Rail–1.27%
Amerco	3,769	400,871
Arkansas Best	12,955	102,604
†Avis Budget Group	52,300	804,374
Celadon Group	11,077	178,007
†Dollar Thrifty Automotive Group	13,440	1,168,339

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail (continued)
†Genesee & Wyoming Class A	21,035	$1,406,400
Heartland Express	25,248	337,313
Knight Transportation	25,122	359,245
Marten Transport	8,589	150,909
†Old Dominion Freight Line	34,706	1,046,733
†Patriot Transportation Holding	2,874	80,127
†Quality Distribution	10,800	99,900
†RailAmerica	9,900	271,953
†Roadrunner Transportation Systems	7,400	119,732
†Saia	8,049	162,107
†Swift Transportation	33,600	289,632
Universal Truckload Services	3,005	47,990
Werner Enterprises	19,443	415,497
†Zipcar	13,600	105,808

		7,547,541

Semiconductors & Semiconductor Equipment–3.31%
†Advanced Energy Industries	16,460	202,787
†Alpha & Omega Semiconductor	9,000	77,490
†Amkor Technology	40,305	177,342
†ANADIGICS	37,203	51,712
†Applied Micro Circuits	33,266	168,326
†ATMI	13,401	248,857
†AuthenTec	22,500	180,225
†Axcelis Technologies	86,200	90,510
†AXT	17,300	58,474
Brooks Automation	27,474	220,616
Cabot Microelectronics	10,144	356,460
†Cavium	24,497	816,485
†Ceva	11,600	166,808
†Cirrus Logic	30,806	1,182,642
Cohu	12,278	115,290
†Cymer	15,237	778,001
†Diodes	15,048	255,966
†DSP Group	15,878	94,315
†Entegris	60,888	495,019
†Entropic Communications	39,012	227,050
†Exar	20,113	160,904
†First Solar	27,000	597,915
†FormFactor	27,519	153,831
†FSI International	23,200	143,840
†GSI Technology	9,200	45,540
†GT Advanced Technologies	50,800	276,860
†Hittite Microwave	15,469	858,065
†Inphi	11,700	124,722
†Integrated Device Technology	73,700	433,356
†Integrated Silicon Solution	14,800	137,048
†Intermolecular	9,000	63,900
†International Rectifier	30,700	512,383
Intersil Class A	56,500	494,375
†IXYS	12,955	128,514
†Kopin	35,200	132,352

LVIP SSgA Small-Cap Index Fund—18

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Lattice Semiconductor	59,294	$227,096
†LTX-Credence	26,633	153,140
†Mattson Technology	29,600	28,712
†MaxLinear Class A	11,200	74,928
†MEMC Electronic Materials	98,000	269,500
Micrel	25,639	267,158
†Microsemi	43,465	872,343
†Mindspeed Technologies	18,800	65,048
†MIPS Technologies	23,738	175,424
MKS Instruments	23,512	599,321
†Monolithic Power Systems	13,014	257,027
†MoSys	17,600	71,104
†Nanometrics	12,900	178,149
†NeoPhotonics	9,900	57,816
†NVE	2,700	159,813
†OmniVision Technologies	22,768	317,727
†PDF Solutions	13,200	180,312
†Pericom Semiconductor	11,601	100,755
†Photronics	31,172	167,394
†PLX Technology	24,808	143,142
Power Integrations	12,500	380,375
†QuickLogic	19,600	54,880
†Rambus	55,800	309,132
†RF Micro Devices	122,357	483,310
†Rubicon Technology	9,601	91,978
†Rudolph Technologies	16,212	170,226
†Semtech	32,152	808,623
†Sigma Designs	17,091	112,972
†Silicon Image	47,075	216,074
†Spansion Class A	25,200	300,384
†STR Holdings	12,900	39,990
†SunPower	20,100	90,651
†Supertex	5,891	105,331
Tessera Technologies	22,355	305,816
†TriQuint Semiconductor	73,949	373,442
†Ultra Clean Holdings	11,700	66,807
†Ultratech	11,402	357,795
†Veeco Instruments	17,350	520,847
†Volterra Semiconductor	10,704	234,096

		19,616,618

Software–3.73%
†Accelrys	29,330	253,998
†ACI Worldwide	19,516	824,746
†Actuate	24,929	175,251
†Advent Software	16,416	403,341
American Software Class A	12,900	105,264
†Aspen Technology	45,000	1,163,250
†AVG Technologies	4,700	45,120
Blackbaud	19,976	477,826
†Bottomline Technologies	15,177	374,720
†BroadSoft	12,100	496,342

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Callidus Software	17,500	$86,275
†CommVault Systems	21,667	1,271,853
†Deltek	12,488	162,594
Digimarc	3,500	77,875
Ebix	12,100	285,681
†Ellie Mae	10,700	291,361
†Eloqua	3,700	73,075
†Envivio	3,900	8,580
EPIQ Systems	16,657	223,537
†ePlus	1,900	74,518
Fair Isaac	17,100	756,846
†FalconStor Software	11,136	26,170
†Glu Mobile	27,300	126,399
†Guidance Software	8,800	99,088
†Guidewire Software	9,800	304,290
†Imperva	4,900	181,251
†Infoblox	3,900	90,675
†Interactive Intelligence Group	7,419	222,941
†JDA Software Group	19,028	604,710
†Jive Software	9,300	146,103
†Kenexa	12,169	557,705
†Manhattan Associates	8,974	513,941
†Mentor Graphics	41,834	647,590
†MicroStrategy	3,777	506,382
Monotype Imaging Holdings	18,502	288,446
†Netscout Systems	16,000	408,160
Opnet Technologies	6,100	207,827
†Parametric Technology	57,314	1,249,445
Pegasystems	9,524	276,577
†Pervasive Software	6,700	57,620
†Progress Software	27,943	597,701
†Proofpoint	3,200	47,520
†PROS Holdings	11,284	215,186
†QAD Class A	4,370	59,345
†QLIK Technologies	41,600	932,256
†RealPage	15,700	354,820
†Rosetta Stone	8,500	108,375
†Sapiens International	6,900	25,116
†Seachange International	14,635	114,885
†Sourcefire	13,275	650,873
†SS&C Technologies Holdings	14,600	368,066
†Synchronoss Technologies	11,739	268,823
†Take-Two Interactive Software	33,804	352,576
†Tangoe	12,600	165,438
†TeleNav	10,600	63,282
†TiVo	55,336	577,154
†Tyler Technologies	13,396	589,692
†Ultimate Software Group	13,003	1,327,606
†VASCO Data Security International	15,183	142,417
†Verint Systems	9,200	252,448
†VirnetX Holding	18,500	470,455

LVIP SSgA Small-Cap Index Fund—19

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Software (continued)
†Websense	19,647	$307,476

		22,138,883

Specialty Retail–3.66%
†Aeropostale	35,900	485,727
†America’s Car-Mart	3,100	140,957
†ANN	23,900	901,747
†Asbury Automotive Group	12,013	335,763
†Barnes & Noble	15,400	196,812
bebe stores	20,669	99,211
Big 5 Sporting Goods	12,121	120,604
†Body Central	8,200	85,690
Brown Shoe	18,184	291,490
Buckle	12,282	557,971
†Cabela’s	22,387	1,224,121
†Casual Male Retail Group	23,800	110,194
Cato Class A	11,879	352,925
†Children’s Place Retail Stores	12,142	728,520
†Citi Trends	8,436	105,914
†Collective Brands	27,183	590,143
†Conn’s	7,882	173,798
Destination Maternity	6,800	127,160
†Express	40,000	592,800
Finish Line Class A	22,486	511,332
†Five Below	4,900	191,492
†Francesca’s Holdings	15,500	476,315
†Genesco	11,062	738,167
Group 1 Automotive	10,238	616,635
Haverty Furniture	10,420	144,630
†hhgregg	9,740	67,206
†Hibbett Sports	13,122	780,103
Hot Topic	21,367	185,893
†Jos. A Bank Clothiers	13,594	659,037
†Kirkland’s	7,300	72,489
Lithia Motors Class A	11,500	383,065
†Lumber Liquidators Holdings	12,300	623,364
†MarineMax	11,700	96,993
†Mattress Firm Holding	5,600	157,640
Men’s Wearhouse	24,608	847,253
Monro Muffler Brake	13,672	481,118
†New York	17,543	65,786
†Office Depot	130,100	333,056
OfficeMax	44,000	343,640
†Orchard Supply Hardware Stores Class A	1,000	14,480
Penske Automotive Group	21,300	640,917
Pep Boys-Manny Moe & Jack	26,774	272,559
†Perfumania Holdings	2,600	18,720
Pier 1 Imports	47,480	889,775
RadioShack	50,300	119,714
Rent-A-Center	28,972	1,016,338
†rue21	8,000	249,200
†Select Comfort	27,500	867,625

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Shoe Carnival	7,546	$177,557
Sonic Automotive Class A	17,290	328,164
Stage Stores	13,737	289,301
†Stein Mart	15,302	130,220
†Systemax	4,997	59,015
†Teavana Holdings	7,100	92,584
†Tilly’s Class A	4,600	84,318
†Vitamin Shoppe	14,200	828,144
†West Marine	8,700	92,481
†Wet Seal Class A	51,096	160,952
Winmark	1,400	75,712
†Zumiez	11,498	318,840

		21,723,377

Textiles, Apparel & Luxury Goods–1.43%
Barry (R.G.)	5,300	78,122
Cherokee	5,220	76,003
Columbia Sportswear	5,229	282,366
†Crocs	40,400	654,884
Culp	4,400	51,744
†Delta Apparel	4,000	55,080
†Fifth & Pacific	48,600	621,108
†G-III Apparel Group	8,417	302,170
†Iconix Brand Group	31,555	575,563
Jones Group	36,000	463,320
†K-Swiss Class A	17,385	59,631
†Madden (Steven)	19,380	847,294
†Maidenform Brands	9,729	199,250
Movado Group	8,950	301,794
Oxford Industries	6,010	339,265
†Perry Ellis International	5,762	127,052
†Quiksilver	65,954	218,967
†Skechers U.S.A. Class A	16,410	334,764
True Religion Apparel	10,880	232,070
†Tumi Holdings	10,900	256,586
†Unifi	8,233	105,547
†Vera Bradley	8,200	195,570
†Warnaco Group	19,686	1,021,703
Wolverine World Wide	23,829	1,057,293

		8,457,146

Thrift & Mortgage Finance–1.64%
Apollo Residential Mortgage	9,900	218,196
Astoria Financial	37,900	374,452
Bank Mutual	26,783	121,863
BankFinancial	12,648	111,176
†Beneficial Mutual Bancorp	16,184	154,719
Berkshire Hills Bancorp	11,990	274,331
†BofI Holding	5,900	153,695
Brookline Bancorp	29,544	260,578
†Cape Bancorp	4,900	45,864
Charter Financial	2,200	21,450

LVIP SSgA Small-Cap Index Fund—20

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrift & Mortgage Finance (continued)
Clifton Savings Bancorp	5,441	$59,851
Dime Community Bancshares	15,852	228,903
†Doral Financial	70,090	65,934
ESB Financial	5,920	82,643
ESSA Bancorp	4,000	41,560
EverBank Financial	11,300	155,601
Federalricultural Mortgage Class C	5,500	141,570
First Defiance Financial	5,700	98,382
†First Federal Bancshares of Arkansas	1,800	17,586
First Financial Holdings	9,840	127,822
†First Financial Northwest	8,100	65,205
First Pactrust Bancorp	4,800	60,048
Flushing Financial	16,459	260,052
Fox Chase Bancorp	7,710	120,430
†Franklin Financial	7,300	124,538
Heritage Financial Group	4,400	57,816
Hingham Institution for Savings	600	38,658
†Home Bancorp	3,500	62,965
Home Federal Bancorp	7,200	81,504
Home Loan Servicing Solutions	13,000	211,510
†HomeStreet	2,600	98,956
Kaiser Federal Financial Group	4,600	69,414
Kearny Financial	8,377	81,592
†Meridian Interstate Bancorp	5,400	89,100
†MGIC Investment	97,800	149,634
†NASB Financial	2,100	52,164
†Nationstar Mortgage Holdings	9,700	321,846
Northfield Bancorp	6,959	111,483
Northwest Bancshares	43,291	529,449
OceanFirst Financial	7,200	105,624
†Ocwen Financial	51,479	1,411,039
Oritani Financial	19,361	291,383
Peoples Federal Bancshares	3,100	53,568
Provident Financial Holdings	4,900	69,629
Provident Financial Services	26,281	414,977
Provident New York Bancorp	20,646	194,279
Radian Group	68,700	298,158
Rockville Financial	15,639	191,578
Roma Financial	5,135	45,702
SI Financial Group	5,300	62,116
Territorial Bancorp	6,200	142,290
†Tree.com	3,000	47,010
Trustco Bank	47,675	272,701
United Financial Bancorp	9,300	134,571
ViewPoint Financial Group	14,324	274,591
†Walker & Dunlop	5,400	82,998
†Waterstone Financial	3,700	19,203
Westfield Financial	13,392	100,306
WSFS Financial	4,235	174,821

		9,729,084

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco–0.22%
†Alliance One International	44,171	$142,672
†Star Scientific	61,000	211,060
Universal	10,330	526,004
Vector Group	24,279	402,791

		1,282,527

Trading Companies & Distributors–0.90%
Aceto	15,200	143,640
Aircastle	25,100	284,383
Applied Industrial Technologies	20,709	857,974
†Beacon Roofing Supply	20,848	594,168
†BlueLinx Holdings	12,200	28,548
†CAI International	6,800	139,536
†DXP Enterprises	4,400	210,188
†Edgen Group	7,600	58,900
H&E Equipment Services	15,135	183,436
Houston Wire & Cable	11,375	122,395
Kaman Class A	11,489	411,996
†Rush Enterprises Class A	13,946	268,600
SeaCube Container Leasing	6,400	120,000
TAL International Group	12,888	437,934
Textainer Group Holdings	4,973	151,925
†Titan Machinery	9,055	183,635
Watsco	14,266	1,081,220
†Willis Lease Finance	2,800	34,552

		5,313,030

Transportation Infrastructure–0.02%
†Wesco Aircraft Holdings	10,100	137,966

		137,966

Water Utilities–0.26%
American States Water	8,174	363,171
Artesian Resources Class A	3,700	85,951
†Cadiz	5,898	57,270
California Water Service Group	18,102	337,602
Connecticut Water Service	4,900	156,310
Consolidated Water	8,676	71,751
Middlesex Water	8,300	159,028
SJW	7,634	193,598
York Water	7,600	139,384

		1,564,065

Wireless Telecommunication Services–0.12%
†Leap Wireless International	31,700	216,194
NTELOS Holdings	7,616	132,290
Shenandoah Telecommunications	12,095	212,872
USA Mobility	11,618	137,906

		699,262

Total Common Stock (Cost $483,817,496)		576,333,233

LVIP SSgA Small-Cap Index Fund—21

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
CLOSED-END FUND–0.01%
†Firsthand Technology Value Fund	4,300	$74,992

Total Closed-End Fund (Cost $81,771)		74,992

RIGHT–0.00%
†=Forest Laboratories	3,000	0

Total Right (Cost $0)		0

WARRANTS–0.00%
#†Greenhunter Energy 144A, excercise price $27.50, expiration date 8/27/11	90	0
†Magnum Hunter Resources, excercise price $10.50, expiration date 10/14/13	4,440	0

Total Warrants (Cost $0)		0

	Number of Shares	Value (U.S. $)
SHORT-TERM INVESTMENTS–3.02%
Money Market Mutual Fund–2.71%
Dreyfus Treasury & Agency Cash
Management Fund	16,043,039	$16,043,039

		16,043,039

	Principal Amount°
≠¥U.S. Treasury Obligation–0.31%
U.S. Treasury Bills
0.09% 12/6/12	1,842,000	1,841,748

		1,841,748

Total Short Term Investments (Cost $17,884,735)		17,884,787

TOTAL VALUE OF SECURITIES–100.22% (Cost $501,784,002)	594,293,012
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.22%)	(1,293,692)

NET ASSETS APPLICABLE TO 30,607,649 SHARES OUTSTANDING–100.00%	$592,999,320

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2012, the aggregate value of Rule 144A securities was $0, which represented 0.00% of the Fund’s net assets. See Note 4 in “Notes.”
†	Non income producing security.
«	Includes foreign currency valued at $4,242 with a cost of $4,253.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2012, the aggregate value of the fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
¥	Fully or partially pledged as collateral for futures contracts.

The	following foreign currency exchange contract and futures contracts were outstanding at September 30, 2012:[1]

Foreign Currency Exchange Contract

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	CAD	(4,171)	USD	4,234	10/1/12	$(8)

LVIP SSgA Small-Cap Index Fund—22

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
200 Russell 2000 Mini Index	$16,984,440	$16,688,000	12/22/12	$(296,440)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

CAD–Canadian Dollar

MNB–Mellon National Bank

REIT–Real Estate Investment Trust

USD–United States Dollar

LVIP SSgA Small-Cap Index Fund—23

LVIP SSgA Small-Cap Index Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Small-Cap Index Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. U.S. government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximate fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP SSgA Small-Cap Index Fund—24

LVIP SSgA Small-Cap Index Fund

Notes (continued)

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$519,606,740

Aggregate unrealized appreciation	$127,148,419
Aggregate unrealized depreciation	(52,462,147)

Net unrealized appreciation	$74,686,272

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $960,906 may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011, if not utilized in future years, will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Total
Common Stock	$576,333,233	$—	$576,333,233
Investment Companies	74,992	—	74,992
Short-Term Investments	16,043,039	1,841,748	17,884,787

Total	$592,451,264	$1,841,748	$594,293,012

Foreign Currency Exchange Contract	$—	$(8)	$(8)

Futures Contracts	$(296,440)	$—	$(296,440)

LVIP SSgA Small-Cap Index Fund—25

LVIP SSgA Small-Cap Index Fund

Notes (continued)

2. Investments (continued)

A reconciliation of Level 3 investments is not presented because Level 3 investments were not considered material at the beginning, interim or end of the period in relation to net assets.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in futures contracts to hedge existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2012. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day- to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of September 30, 2012, no securities have been determined to be illiquid. Rule 144A securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Small-Cap Index Fund—26

LVIP SSgA Bond Index Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–30.29%
Fannie Mae ARM
•2.985% 11/1/41	807,849	$851,399
•3.057% 9/1/37	346,993	373,509
•3.251% 6/1/41	4,970,415	5,241,202
•3.331% 1/1/41	3,420,462	3,616,348
•5.302% 7/1/38	239,939	258,615
•5.516% 11/1/38	239,929	259,669
•5.73% 9/1/38	114,970	125,294
•5.752% 3/1/37	1,157,682	1,256,053
•5.905% 11/1/35	489,997	519,671
Fannie Mae S.F. 10 yr
4.50% 2/1/14	21,992	23,737
4.50% 4/1/14	41,625	44,387
5.00% 2/1/13	255,080	265,523
5.00% 5/1/13	74,801	78,661
5.50% 12/1/14	90,958	98,731
5.50% 11/1/15	8,597	9,319
6.00% 12/1/13	83,495	85,393
6.00% 3/1/16	345,602	362,422
6.00% 10/1/16	264,630	279,387
6.00% 12/1/17	141,562	149,314
6.00% 9/1/18	34,934	37,535
Fannie Mae S.F. 15 yr
3.00% 11/1/26	6,178,454	6,559,918
3.50% 11/1/25	2,103,602	2,240,524
3.50% 12/1/25	3,911,156	4,226,842
3.50% 12/1/26	2,593,931	2,762,768
4.00% 4/1/24	609,020	651,787
4.00% 5/1/24	985,736	1,054,956
4.00% 6/1/24	827,900	886,038
4.00% 7/1/24	416,099	445,319
4.00% 10/1/24	32,322	34,592
4.00% 12/1/24	1,261,754	1,350,358
4.00% 1/1/25	1,326,346	1,451,401
4.00% 3/1/25	1,376,243	1,506,003
4.00% 5/1/25	725,620	776,576
4.00% 7/1/25	13,705	14,663
4.00% 8/1/25	50,649	54,190
4.00% 9/1/25	626,877	670,701
4.00% 10/1/25	760,956	814,155
4.00% 1/1/26	21,392	22,894
4.00% 3/1/26	1,584,033	1,694,774
4.00% 5/1/26	21,493	23,002
4.50% 2/1/23	360,213	388,942
4.50% 4/1/23	49,078	52,992
4.50% 5/1/23	70,802	76,449
4.50% 6/1/23	1,362,913	1,471,612
4.50% 11/1/23	87,462	94,438
4.50% 1/1/24	13,511	14,588
4.50% 2/1/24	17,837	19,260
4.50% 3/1/24	17,229	18,604
4.50% 4/1/24	558,491	603,032

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
4.50% 5/1/24	1,034,907	$1,117,446
4.50% 7/1/24	768,635	829,937
4.50% 8/1/24	1,001,884	1,081,788
4.50% 11/1/24	426,462	460,474
4.50% 4/1/25	748,910	810,511
4.50% 5/1/25	64,362	69,656
4.50% 6/1/25	21,558	23,331
5.00% 6/1/19	4,887	5,328
5.00% 4/1/21	174,381	190,037
5.00% 4/1/23	98,824	107,372
5.00% 6/1/23	1,994,806	2,167,940
5.00% 9/1/23	663,339	720,715
5.00% 11/1/23	628,388	682,741
5.00% 12/1/23	468,030	508,512
5.00% 4/1/24	539,572	586,833
5.00% 3/1/25	186,306	202,420
5.00% 6/1/25	9,219	10,016
5.50% 12/1/18	499,892	542,193
5.50% 3/1/20	830,758	903,654
5.50% 4/1/22	156,944	171,304
5.50% 7/1/22	214,154	233,748
5.50% 1/1/24	188,117	205,329
5.50% 2/1/24	442,635	483,134
6.00% 2/1/14	131,684	135,789
6.00% 12/1/18	1,244	1,265
6.00% 6/1/20	99,763	107,687
6.00% 8/1/22	40,181	44,365
6.00% 9/1/22	164,192	181,564
6.00% 8/1/23	22,474	24,852
Fannie Mae S.F. 15 yr TBA 3.00% 10/1/27	14,500,000	15,370,000
Fannie Mae S.F. 20 yr 6.50% 12/1/17	3,129	3,517
Fannie Mae S.F. 30 yr
3.00% 9/1/42	2,999,700	3,169,872
3.50% 10/1/40	1,974,057	2,119,115
3.50% 12/1/40	893,914	959,600
3.50% 2/1/41	1,781,252	1,912,142
3.50% 9/1/42	12,447,615	13,388,255
4.00% 8/1/34	40,021	43,261
4.00% 1/1/39	114,310	123,279
4.00% 2/1/39	322,320	347,609
4.00% 3/1/39	12,899	13,907
4.00% 4/1/39	975,266	1,051,786
4.00% 6/1/39	316,788	341,643
4.00% 8/1/39	1,180,211	1,289,504
4.00% 9/1/39	1,258,606	1,401,014
4.00% 11/1/39	121,411	130,937
4.00% 12/1/39	2,026,070	2,183,695
4.00% 1/1/40	1,262,719	1,361,792
4.00% 5/1/40	596,029	642,980
4.00% 8/1/40	242,935	262,072
4.00% 9/1/40	816,414	880,725

LVIP SSgA Bond Index Fund––1

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 10/1/40	2,087,874	$2,252,341
4.00% 11/1/40	2,815,609	3,059,630
4.00% 12/1/40	3,651,371	3,980,013
4.00% 1/1/41	9,586,286	10,341,458
4.00% 2/1/41	2,251,562	2,428,924
4.00% 3/1/41	62,109	67,020
4.00% 4/1/41	769,749	830,625
4.00% 5/1/41	4,654,280	5,022,364
4.00% 6/1/41	81,239	87,663
4.00% 9/1/41	1,039,080	1,121,255
4.00% 10/1/41	575,160	620,648
4.00% 11/1/41	1,334,475	1,439,876
4.00% 12/1/41	54,186	58,471
4.00% 4/1/42	702,030	762,596
4.50% 8/1/33	79,743	86,725
4.50% 1/1/34	68,412	74,402
4.50% 9/1/35	356,533	386,468
4.50% 2/1/38	131,744	142,641
4.50% 4/1/38	190,821	206,604
4.50% 7/1/38	191,395	207,226
4.50% 11/1/38	809,042	875,960
4.50% 2/1/39	1,825,732	1,976,742
4.50% 3/1/39	1,440,645	1,559,803
4.50% 4/1/39	3,511,466	3,829,625
4.50% 5/1/39	1,074,902	1,199,080
4.50% 6/1/39	471,056	510,018
4.50% 7/1/39	1,702,491	1,843,308
4.50% 9/1/39	703,634	782,722
4.50% 1/1/40	2,088,525	2,351,992
4.50% 2/1/40	4,380,355	4,868,211
4.50% 5/1/40	2,745,465	3,025,159
4.50% 6/1/40	1,219,592	1,324,278
4.50% 8/1/40	641,246	694,286
4.50% 9/1/40	1,487,559	1,615,247
4.50% 10/1/40	7,289,118	7,936,506
4.50% 11/1/40	1,492,813	1,635,555
4.50% 2/1/41	2,842,440	3,091,756
4.50% 4/1/41	58,915	64,083
4.50% 5/1/41	820,295	893,331
4.50% 6/1/41	607,182	659,301
5.00% 12/1/32	498,617	544,317
5.00% 7/8/33	583,604	641,378
5.00% 4/1/34	2,074,773	2,267,523
5.00% 7/1/34	1,369,875	1,505,486
5.00% 11/1/34	691,976	759,113
5.00% 4/1/35	441,111	482,091
5.00% 6/1/35	746,246	818,466
5.00% 7/1/35	695,732	764,556
5.00% 9/1/35	184,290	201,756
5.00% 10/1/35	602,198	657,697
5.00% 12/1/35	2,845,222	3,114,883
5.00% 2/1/36	6,477,798	7,093,438

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.00% 3/1/36	371,131	$406,704
5.00% 11/1/36	115,947	126,719
5.00% 8/1/37	132,631	144,704
5.00% 4/1/38	1,137,916	1,241,498
5.00% 7/1/38	101,062	110,261
5.00% 11/1/38	121,478	132,536
5.00% 8/1/39	2,681,827	2,925,945
5.00% 12/1/39	644,775	703,466
5.00% 1/1/40	1,267,438	1,436,279
5.00% 7/1/40	4,888,421	5,405,341
5.50% 11/1/33	290,317	321,089
5.50% 1/1/34	271,162	300,920
5.50% 5/1/34	374,135	415,194
5.50% 7/1/34	550,199	607,485
5.50% 10/1/34	553,214	617,556
5.50% 9/1/35	362,447	399,731
5.50% 10/1/35	550,179	606,775
5.50% 12/1/35	1,390,105	1,533,103
5.50% 1/1/36	2,112,029	2,329,290
5.50% 4/1/36	3,861,853	4,246,494
5.50% 8/1/36	850,307	937,777
5.50% 2/1/37	201,474	222,451
5.50% 3/1/37	621,590	681,647
5.50% 5/1/37	697,943	775,570
5.50% 6/1/37	556,758	620,416
5.50% 8/1/37	255,923	280,649
5.50% 11/1/37	5,209	5,712
5.50% 12/1/37	2,284	2,505
5.50% 1/1/38	2,004,279	2,197,929
5.50% 2/1/38	622,880	683,063
5.50% 6/1/38	71,942	78,892
5.50% 7/1/38	616,816	676,412
5.50% 10/1/38	252,083	276,439
5.50% 1/1/39	1,255,382	1,376,675
5.50% 5/1/39	2,442,367	2,678,345
5.50% 6/1/39	2,131,242	2,337,158
6.00% 12/1/35	404,444	456,236
6.00% 2/1/36	279,281	309,110
6.00% 6/1/36	150,868	166,982
6.00% 7/1/36	549,494	608,184
6.00% 8/1/36	424,071	469,366
6.00% 9/1/36	617,902	684,946
6.00% 10/1/36	537,706	595,138
6.00% 11/1/36	55,296	61,202
6.00% 1/1/37	278,551	309,445
6.00% 2/1/37	2,047,210	2,288,927
6.00% 3/1/37	160,454	177,592
6.00% 4/1/37	89,671	99,248
6.00% 5/1/37	580,228	642,201
6.00% 6/1/37	338,353	374,492
6.00% 8/1/37	1,112,668	1,231,509
6.00% 9/1/37	1,329,965	1,472,016

LVIP SSgA Bond Index Fund––2

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 10/1/37	2,442,739	$2,703,643
6.00% 11/1/37	469,784	519,960
6.00% 1/1/38	173,625	192,170
6.00% 2/1/38	286,601	316,586
6.00% 4/1/38	27,278	30,132
6.00% 5/1/38	800,756	884,531
6.00% 6/1/38	491,692	543,133
6.00% 8/1/38	403,437	445,645
6.00% 9/1/38	114,656	126,651
6.00% 10/1/38	185,801	205,240
6.00% 11/1/38	306,506	338,573
6.50% 3/1/32	2,405	2,782
6.50% 7/1/36	360,549	410,582
6.50% 9/1/36	365,961	416,745
6.50% 11/1/36	495,533	564,298
6.50% 9/1/37	48,297	54,599
6.50% 10/1/37	673,989	768,012
6.50% 2/1/38	738,359	841,851
6.50% 3/1/38	1,386,149	1,572,753
6.50% 5/1/38	282,578	322,186
6.50% 7/1/38	826,529	942,380
6.50% 10/1/38	539,715	610,146
7.00% 8/1/39	946,275	1,132,235
Fannie Mae S.F. 30 yr TBA
3.00% 10/1/42	2,000,000	2,111,250
3.50% 10/1/42	12,500,000	13,406,250
4.00% 10/1/42	1,000,000	1,077,344
5.50% 10/1/42	2,000,000	2,192,500
Freddie Mac ARM
•2.953% 11/1/37	349,173	374,693
•3.544% 9/1/40	2,877,434	3,039,477
•3.57% 8/1/40	1,658,404	1,752,950
•3.826% 9/1/37	556,645	598,642
•5.866% 6/1/36	356,892	373,736
Freddie Mac S.F. 15 yr
3.00% 11/1/26	2,000,000	2,114,955
3.00% 3/1/27	2,837,713	3,034,504
3.00% 4/1/27	2,427,725	2,567,265
3.50% 12/1/25	3,932,469	4,241,888
3.50% 3/1/26	3,282,605	3,476,264
4.00% 2/1/24	237,617	255,098
4.00% 8/1/24	413,250	439,945
4.00% 2/1/25	502,450	534,750
4.00% 7/1/25	1,652,799	1,759,050
4.00% 4/1/26	3,312,212	3,526,175
4.50% 1/1/15	37,065	38,009
4.50% 2/1/15	24,629	25,280
4.50% 8/1/15	15,884	16,377
4.50% 3/1/18	394,045	423,492
4.50% 4/1/18	760,499	811,099
4.50% 10/1/18	125,981	135,396
4.50% 11/1/18	423,142	446,030

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
4.50% 12/1/18	216,962	$233,176
4.50% 1/1/19	208,114	223,667
4.50% 2/1/19	283,627	304,824
4.50% 7/1/19	394,849	424,357
4.50% 12/1/19	137,855	148,157
4.50% 4/1/21	103,309	111,030
4.50% 1/1/23	129,635	139,121
4.50% 4/1/23	243,126	260,915
4.50% 5/1/23	483,152	518,504
4.50% 6/1/23	35,497	38,094
4.50% 12/1/23	53,011	56,889
4.50% 6/1/24	20,317	21,797
4.50% 7/1/24	693,982	744,544
4.50% 8/1/24	250,576	271,965
4.50% 11/1/24	609,646	654,063
4.50% 5/1/25	240,987	258,545
4.50% 8/1/25	889,741	954,843
5.00% 10/1/17	43,237	46,786
5.00% 4/1/18	683,046	739,107
5.00% 1/1/22	600,238	649,785
5.00% 6/1/22	381,701	412,314
5.00% 4/1/23	455,510	491,331
5.00% 1/1/25	66,696	71,878
5.00% 3/1/25	1,092,580	1,183,450
5.00% 7/1/25	261,205	281,353
5.50% 1/1/13	15,474	15,549
5.50% 12/1/13	54,267	55,876
5.50% 12/1/15	95,141	102,394
5.50% 11/1/16	510,676	549,766
5.50% 11/1/17	753,708	779,956
5.50% 4/1/18	200,394	219,115
5.50% 11/1/21	3,602	3,890
5.50% 6/1/23	61,889	67,458
5.50% 7/1/24	672,002	723,440
5.50% 12/1/24	594,794	650,360
6.00% 12/1/22	247,563	274,773
6.00% 11/1/23	287,987	318,604
Freddie Mac S.F. 30 yr
3.50% 5/1/42	4,841,523	5,201,233
4.00% 5/1/39	1,298,046	1,395,993
4.00% 2/1/40	311,778	335,304
4.00% 5/1/40	629,110	676,975
4.00% 8/1/40	134,544	144,780
4.00% 9/1/40	1,184,471	1,274,589
4.00% 11/1/40	7,020,376	7,744,908
4.00% 12/1/40	2,488,193	2,677,501
4.00% 2/1/41	2,878,341	3,148,061
4.00% 12/1/41	710,945	765,480
4.00% 1/1/42	2,696,351	2,933,095
4.00% 3/1/42	348,926	375,581
4.00% 6/1/42	36,028	38,792

LVIP SSgA Bond Index Fund––3

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.50% 2/1/39	330,349	$355,361
4.50% 4/1/39	197,104	212,028
4.50% 5/1/39	389,210	431,085
4.50% 6/1/39	2,624,782	2,880,157
4.50% 7/1/39	608,199	654,249
4.50% 9/1/39	1,562,578	1,741,925
4.50% 10/1/39	3,022,623	3,264,500
4.50% 1/1/40	4,245,782	4,702,583
4.50% 2/1/40	2,579,794	2,857,352
4.50% 7/1/40	594,614	641,307
4.50% 9/1/40	2,117,020	2,344,789
4.50% 2/1/41	7,518,015	8,411,450
4.50% 3/1/41	4,522,919	4,954,414
5.00% 10/1/34	848,642	938,962
5.00% 2/1/35	188,212	204,890
5.00% 8/1/35	405,644	441,591
5.00% 10/1/35	189,227	205,996
5.00% 11/1/35	84,541	92,033
5.00% 12/1/35	683,484	744,052
5.00% 2/1/37	531,373	576,821
5.00% 4/1/37	519,000	562,721
5.00% 5/1/37	768,551	833,295
5.00% 12/1/37	1,630,069	1,768,993
5.00% 1/1/38	28,136	30,506
5.00% 4/1/38	20,033	21,721
5.00% 6/1/38	1,105,704	1,198,850
5.00% 7/1/38	127,857	138,628
5.00% 9/1/38	56,722	61,500
5.00% 10/1/38	1,092,776	1,184,832
5.00% 12/1/38	914,141	991,149
5.00% 1/1/39	271,427	294,293
5.00% 2/1/39	380,169	412,195
5.00% 3/1/39	1,268,899	1,403,946
5.00% 8/1/39	314,341	347,796
5.00% 9/1/39	2,034,124	2,237,264
5.00% 1/1/40	1,823,007	2,005,063
5.00% 5/1/40	724,445	821,921
5.00% 6/1/40	3,625,067	3,991,172
5.00% 9/1/40	625,551	678,248
5.00% 3/1/41	1,217,487	1,338,883
5.50% 8/1/33	202,498	222,703
5.50% 6/1/34	391,034	429,073
5.50% 6/1/35	294,163	322,778
5.50% 11/1/35	520,880	570,898
5.50% 1/1/37	354,420	387,236
5.50% 5/1/37	455,763	497,962
5.50% 7/1/37	167,707	185,069
5.50% 1/1/38	2,108,149	2,303,341
5.50% 2/1/38	485,497	529,538
5.50% 5/1/38	2,716,940	2,977,845
5.50% 6/1/38	130,928	142,682
5.50% 8/1/38	348,245	384,297

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.50% 12/1/38	433,829	$475,339
5.50% 8/1/39	618,063	677,606
5.50% 12/1/39	1,492,777	1,630,059
5.50% 3/1/40	1,359,015	1,482,297
5.50% 4/1/40	2,353,330	2,566,811
5.50% 5/1/40	1,641,584	1,790,499
5.50% 6/1/41	384,025	418,861
6.00% 8/1/36	116,827	128,283
6.00% 11/1/36	315,410	347,225
6.00% 4/1/37	4,792	5,276
6.00% 5/1/37	785,246	863,227
6.00% 8/1/37	1,117,655	1,228,648
6.00% 8/1/37	367,315	403,793
6.00% 9/1/37	768,022	850,804
6.00% 10/1/37	238,797	263,482
6.00% 11/1/37	1,313,400	1,443,831
6.00% 12/1/37	40,095	44,289
6.00% 6/1/38	154,574	169,924
6.00% 7/1/38	349,373	384,068
6.00% 8/1/38	386,262	424,621
6.00% 9/1/38	192,315	211,413
6.00% 10/1/38	424,510	466,667
6.00% 11/1/38	233,421	256,601
6.00% 3/1/39	217,485	239,082
6.00% 4/1/39	130,580	144,241
6.00% 9/1/39	530,615	582,646
6.00% 12/1/39	526,665	578,309
6.00% 5/1/40	2,334,080	2,565,872
6.50% 11/1/36	926,404	1,055,577
6.50% 8/1/37	372,302	424,214
6.50% 10/1/37	103,124	117,578
6.50% 6/1/38	83,361	95,046
6.50% 4/1/39	622,636	709,911
Freddie Mac S.F. 30 yr TBA
3.50% 10/1/42	10,000,000	10,721,875
4.00% 10/1/42	2,300,000	2,472,141
GNMA I S.F. 30 yr
3.50% 10/15/40	565,813	621,447
3.50% 1/15/41	242,217	265,806
3.50% 7/15/41	107,227	118,206
3.50% 10/15/41	1,849,612	2,029,742
3.50% 6/15/42	6,429,457	7,055,610
3.50% 7/15/42	2,481,236	2,722,879
4.00% 6/15/39	320,957	354,679
4.00% 7/15/39	415,489	459,143
4.00% 8/15/39	365,115	403,476
4.00% 8/15/40	7,738,155	8,551,179
4.00% 10/15/40	1,316,992	1,470,592
4.00% 12/15/40	1,780,424	1,996,976
4.00% 1/15/41	1,784,135	2,001,138
4.00% 9/15/41	2,503,492	2,766,526
4.50% 3/15/39	4,057,635	4,470,734

LVIP SSgA Bond Index Fund––4

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
4.50% 4/15/39	1,390,065	$1,531,584
4.50% 5/15/39	337,942	374,459
4.50% 6/15/39	1,073,504	1,182,794
4.50% 7/15/39	1,455,029	1,603,163
4.50% 8/15/39	235,414	259,381
4.50% 9/15/39	1,863,414	2,053,235
4.50% 10/15/39	2,353,389	2,620,335
4.50% 11/15/39	1,985,865	2,192,446
4.50% 12/15/39	711,607	785,559
4.50% 1/15/40	3,668,661	4,055,721
4.50% 5/15/40	884,355	979,917
4.50% 6/15/40	2,462,196	2,724,021
4.50% 7/15/40	713,707	789,044
4.50% 8/15/40	1,113,064	1,230,556
4.50% 9/15/40	715,460	789,647
4.50% 1/15/41	511,463	566,731
4.50% 2/15/41	5,718,641	6,316,126
4.50% 3/15/41	857,753	945,079
4.50% 6/15/41	732,703	807,298
5.00% 3/15/35	191,721	212,310
5.00% 8/15/38	131,321	144,808
5.00% 1/15/39	1,575,779	1,743,522
5.00% 6/15/39	2,333,165	2,610,661
5.00% 9/15/39	5,026,580	5,632,709
5.00% 10/15/39	441,382	489,195
5.00% 11/15/39	1,059,108	1,189,061
5.00% 1/15/40	2,138,740	2,401,166
5.00% 2/15/40	1,414,811	1,588,409
5.00% 4/15/40	1,241,372	1,376,621
5.00% 5/15/40	5,166,854	5,705,568
5.00% 7/15/40	1,326,686	1,467,499
5.50% 10/15/33	737,569	826,658
5.50% 4/15/37	186,352	207,959
5.50% 7/15/37	104,143	115,908
5.50% 1/15/38	4,992	5,554
5.50% 2/15/38	903,401	1,006,662
5.50% 7/15/38	8,679	9,656
5.50% 8/15/38	232,138	258,291
5.50% 9/15/38	1,942,697	2,162,880
5.50% 12/15/38	353,063	392,840
5.50% 1/15/39	499,330	555,586
5.50% 5/15/39	1,259,459	1,401,680
5.50% 7/15/39	31,509	35,058
5.50% 10/15/39	1,200,247	1,335,719
5.50% 4/15/40	1,626,657	1,820,085
5.50% 2/15/41	308,876	343,674
6.00% 5/15/37	415,360	469,803
6.00% 1/15/38	474,214	536,074
6.00% 3/15/38	21,143	23,901
6.00% 5/15/38	920,037	1,041,382
6.00% 7/15/38	585,482	662,301
6.00% 8/15/38	752,162	850,279

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
6.00% 10/15/38	643,956	$727,958
6.00% 11/15/38	367,878	415,866
6.00% 12/15/38	841,329	951,078
6.00% 1/15/39	169,771	191,917
6.00% 5/15/39	15,569	17,638
6.00% 6/15/39	14,777	16,701
6.00% 8/15/39	28,524	32,316
6.00% 10/15/39	42,095	47,586
6.00% 6/15/40	29,167	33,469
6.00% 12/15/40	2,961,028	3,348,826
6.50% 8/15/37	271,816	314,767
6.50% 3/15/38	43,825	49,998
6.50% 5/15/38	75,922	86,614
6.50% 7/15/38	125,922	146,092
6.50% 8/15/38	4,074	4,712
6.50% 9/15/38	79,364	91,806
6.50% 10/15/38	95,425	109,684
6.50% 2/15/39	763,283	871,239
6.50% 8/15/39	39,464	45,649
GNMA II S.F. 30 yr
3.50% 4/20/42	1,960,213	2,147,133
3.50% 6/20/42	2,478,790	2,715,160
4.00% 11/20/41	5,253,329	5,788,278
4.00% 12/20/41	1,946,843	2,145,091
GNMA S.F. 30 yr TBA
3.00% 10/1/42	3,000,000	3,212,344
3.50% 10/1/42	3,000,000	3,287,344

Total Agency Mortgage-Backed Securities (Cost $556,196,015)		581,199,387

AGENCY OBLIGATIONS–4.86%
Fannie Mae
0.50% 12/27/13	1,000,000	1,000,648
0.50% 10/30/14	1,000,000	1,000,703
0.50% 8/20/15	500,000	500,618
0.50% 10/22/15	250,000	250,157
0.60% 10/25/13	250,000	250,045
0.625% 12/6/13	200,000	200,086
0.625% 9/4/15	500,000	500,568
0.70% 5/15/15	500,000	500,896
0.70% 2/22/16	500,000	500,584
0.75% 12/18/13	2,000,000	2,013,886
0.75% 11/21/14	100,000	100,062
0.75% 12/19/14	100,000	100,099
0.75% 12/28/15	250,000	250,291
0.80% 2/13/15	100,000	100,749
0.85% 7/18/16	250,000	250,463
0.875% 8/28/14	2,000,000	2,023,144
0.90% 12/5/14	100,000	100,134
1.00% 10/15/13	100,000	100,632
1.00% 1/26/15	100,000	100,036

LVIP SSgA Bond Index Fund––5

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
1.00% 1/3/17	250,000	$250,425
1.00% 8/21/17	100,000	100,327
1.125% 10/8/13	200,000	201,908
1.125% 4/12/16	250,000	250,072
1.125% 4/26/16	1,000,000	1,004,652
1.125% 6/14/17	250,000	250,309
1.125% 6/28/17	500,000	502,373
1.20% 3/8/17	100,000	100,425
1.25% 2/27/14	1,000,000	1,015,913
1.25% 3/14/14	500,000	507,388
1.25% 6/20/16	250,000	251,601
1.25% 2/27/17	100,000	100,317
1.35% 2/24/14	100,000	101,567
1.375% 8/28/17	250,000	251,093
1.70% 10/4/19	125,000	125,004
1.75% 11/14/16	200,000	200,334
1.75% 1/30/19	1,100,000	1,113,676
1.875% 10/15/15	100,000	104,161
2.375% 4/11/16	2,000,000	2,133,780
2.50% 5/15/14	1,000,000	1,036,069
2.625% 11/20/14	700,000	735,316
2.70% 3/28/22	250,000	253,289
2.75% 2/5/14	1,000,000	1,034,899
2.75% 3/13/14	200,000	207,290
3.00% 9/16/14	500,000	527,225
3.40% 9/27/32	250,000	251,908
4.125% 4/15/14	500,000	529,831
4.625% 10/15/13	800,000	836,894
4.625% 10/15/14	2,500,000	2,721,688
4.875% 12/15/16	500,000	588,312
5.00% 3/2/15	200,000	222,467
5.00% 4/15/15	500,000	558,737
5.00% 3/15/16	1,000,000	1,154,823
5.00% 2/13/17	2,250,000	2,674,764
5.00% 5/11/17	500,000	596,966
5.375% 6/12/17	600,000	728,243
5.625% 7/15/37	100,000	146,504
6.00% 4/18/36	100,000	116,927
6.25% 5/15/29	250,000	367,405
6.625% 11/15/30	300,000	461,751
7.125% 1/15/30	500,000	793,642
7.25% 5/15/30	500,000	809,031
8.95% 2/12/18	1,000,000	1,410,811
Federal Farm Credit Banks
0.37% 6/11/14	250,000	250,261
0.69% 10/30/15	1,000,000	1,000,028
0.70% 12/14/15	250,000	250,007
0.95% 12/12/16	250,000	250,012
1.10% 6/12/17	250,000	250,013
1.50% 11/16/15	250,000	258,716
2.50% 6/20/22	125,000	125,831

	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal Farm Credit Banks (continued)
2.625% 4/17/14	300,000	$310,981
3.00% 9/22/14	300,000	316,283
4.875% 12/16/15	1,000,000	1,141,253
4.875% 1/17/17	300,000	354,349
5.125% 8/25/16	100,000	117,585
Federal Home Loan Banks
0.375% 11/27/13	500,000	501,021
0.375% 1/29/14	50,000	50,108
0.375% 8/28/14	500,000	500,278
0.55% 10/25/13	100,000	100,020
0.875% 12/27/13	500,000	504,145
1.375% 5/28/14	450,000	459,091
2.125% 12/21/15	250,000	263,802
2.25% 9/8/17	500,000	533,058
2.375% 3/14/14	500,000	515,609
2.75% 12/12/14	200,000	210,933
3.625% 10/18/13	1,500,000	1,553,567
4.125% 3/13/20	400,000	476,242
4.625% 9/11/20	1,000,000	1,242,152
4.875% 5/17/17	200,000	238,753
5.00% 11/17/17	1,700,000	2,060,339
5.375% 5/18/16	2,000,000	2,348,088
5.375% 5/15/19	1,000,000	1,266,533
5.50% 8/13/14	1,500,000	1,649,016
5.50% 7/15/36	300,000	417,202
Federal Home Loan Mortgage
0.375% 10/30/13	1,500,000	1,502,772
0.375% 11/27/13	500,000	501,002
0.375% 2/27/14	500,000	501,100
0.40% 2/27/14	200,000	200,199
0.50% 10/18/13	200,000	200,024
0.55% 12/27/13	100,000	100,071
0.55% 1/9/14	500,000	500,443
0.55% 2/13/15	100,000	100,414
0.55% 2/27/15	1,300,000	1,302,228
0.625% 12/23/13	1,500,000	1,507,190
0.65% 1/30/15	100,000	100,528
0.75% 11/25/14	1,000,000	1,009,768
0.80% 1/13/15	200,000	201,098
0.85% 1/9/15	500,000	500,764
0.85% 2/24/16	100,000	100,524
0.875% 10/28/13	1,000,000	1,007,319
0.875% 12/19/14	100,000	100,161
1.00% 8/27/14	2,500,000	2,536,853
1.00% 12/5/14	100,000	100,102
1.00% 12/19/14	100,000	100,114
1.00% 6/30/15	100,000	100,829
1.00% 2/24/16	200,000	201,918
1.00% 6/29/17	1,000,000	1,012,564
1.375% 2/25/14	1,500,000	1,524,077
1.60% 11/2/16	100,000	100,121

LVIP SSgA Bond Index Fund––6

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage (continued)
1.625% 11/14/16	100,000	$100,156
1.75% 9/10/15	500,000	520,006
2.00% 8/25/16	500,000	527,933
2.00% 7/30/19	100,000	101,481
2.25% 1/23/17	100,000	102,614
2.375% 1/13/22	1,495,000	1,571,587
2.50% 1/7/14	800,000	823,547
2.50% 4/23/14	1,000,000	1,035,625
2.50% 5/27/16	500,000	536,730
2.875% 2/9/15	500,000	529,725
3.00% 7/28/14	500,000	524,087
3.75% 3/27/19	700,000	816,939
4.375% 7/17/15	1,000,000	1,111,268
4.50% 1/15/14	500,000	527,428
4.75% 11/17/15	1,000,000	1,134,761
4.875% 6/13/18	1,150,000	1,402,056
5.00% 7/15/14	500,000	542,173
5.00% 11/13/14	200,000	218,970
5.00% 2/16/17	500,000	594,617
5.00% 4/18/17	1,000,000	1,191,787
5.125% 11/17/17	500,000	608,122
5.25% 4/18/16	1,000,000	1,167,815
5.50% 8/23/17	500,000	614,107
5.625% 11/23/35	100,000	115,162
6.25% 7/15/32	500,000	757,128
6.75% 9/15/29	100,000	152,834
6.75% 3/15/31	300,000	469,035
Financing
9.40% 2/8/18	480,000	683,779
10.70% 10/6/17	150,000	219,339
Tennessee Valley Authority
3.875% 2/15/21	400,000	470,578
4.625% 9/15/60	150,000	184,546
4.65% 6/15/35	500,000	603,538
4.70% 7/15/33	200,000	247,319
4.875% 12/15/16	100,000	117,535
5.25% 9/15/39	225,000	299,467
5.375% 4/1/56	200,000	277,100
5.50% 7/18/17	100,000	122,224
5.88% 4/1/36	75,000	105,982
6.15% 1/15/38	100,000	146,697
7.125% 5/1/30	100,000	155,993

Total Agency Obligations (Cost $89,194,950)		93,233,167

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.82%
Banc of America Merrill Lynch Commercial Mortgage
Series 2005-4 A5A 4.933% 7/10/45	500,000	551,716
Series 2006-6 A3 5.369% 10/10/45	250,000	272,913
Series 2006-6 A4 5.356% 10/10/45	450,000	511,431

	Principal Amount°	Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Merrill Lynch Commercial Mortgage (continued)
Series 2007-2 A2 5.634% 4/10/49	173,208	$180,100
•Series 2007-2 A4 5.803% 4/10/49	400,000	465,565
•Series 2007-3 A4 5.893% 6/10/49	200,000	229,505
Series 2007-5 A4 5.492% 2/10/51	25,000	29,199
Bear Stearns Commercial Mortgage Securities
•Series 2004-PWR3 A3 4.487% 2/11/41	17,637	17,743
•Series 2004-T14 A4 5.20% 1/12/41	190,000	199,655
•Series 2004-T16 A6 4.75% 2/13/46	400,000	429,050
•Series 2006-PW12 A4 5.894% 9/11/38	100,000	115,032
Series 2006-PW13 A4 5.54% 9/11/41	150,000	173,337
Series 2006-T24 A4 5.537% 10/12/41	500,000	579,926
•Series 2007-PW16 A4 5.906% 6/11/40	250,000	294,869
•Series 2007-PW17 A4 5.694% 6/11/50	500,000	587,280
Series 2007-PW18 A4 5.70% 6/11/50	360,000	426,685
•Citigroup Commercial Mortgage Trust
Series 2007-C6 A4 5.888% 12/10/49	400,000	470,600
Citigroup/Deutsche Bank Commercial Mortgage Trust
•Series 2006-CD2 A4 5.482% 1/15/46	650,000	733,938
Series 2006-CD3 A5 5.617% 10/15/48	500,000	578,777
Series 2007-CD4 A3 5.293% 12/11/49	1,350,000	1,403,938
Commercial Mortgage Pass Through Certificates
¿Series 2004-LB2A A4 4.715% 3/10/39	244,512	255,765
•¿Series 2005-C6 A5A 5.116% 6/10/44	250,000	277,634
¿Series 2006-C7 A4 5.94% 6/10/46	599,000	683,543
¿Series 2006-C8 A2B 5.248% 12/10/46	88,754	89,252
•¿Series 2007-C9 A4 6.002% 12/10/49	500,000	595,297
•Countrywide Capital Cobalt Series 2007-C2 A3 5.484% 4/15/47	450,000	515,136
Credit Suisse First Boston Mortgage Securities
•Series 2004-C1 A4 4.75% 1/15/37	244,649	254,574
Series 2004-C2 A2 5.416% 5/15/36	250,000	265,403
•Series 2004-C3 A5 5.113% 7/15/36	250,000	266,283
•Series 2005-C1 A4 5.014% 2/15/38	200,000	217,483
Credit Suisse Mortgage Capital Certificates
•¿Series 2006-C3 A3 6.00% 6/15/38	1,034,000	1,191,403
•¿Series 2007-C3 A4 5.866% 6/15/39	225,000	254,289
•¿Series 2007-C5 A3 5.694% 9/15/40	250,000	263,958
•¿Series 2008-C1 A3 6.407% 2/15/41	200,000	232,944
General Electric Capital Commercial Mortgage
•Series 2005-C4 A4 5.483% 11/10/45	250,000	283,085
Series 2007-C1 A4 5.543% 12/10/49	725,000	823,591
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	525,000	562,105
Series 2005-GG4 A4 4.761% 7/10/39	445,450	479,892
•Series 2006-GG6 A4 5.553% 4/10/38	100,000	113,583
•Series 2007-GG10 A4 5.983% 8/10/45	500,000	572,605
Greenwich Capital Commercial Funding
Series 2005-GG3 A4 4.799% 8/10/42	250,000	269,181
•Series 2006-GG7 A4 6.065% 7/10/38	500,000	579,570
Series 2007-GG11 A4 5.736% 12/10/49	100,000	116,646

LVIP SSgA Bond Index Fund––7

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities
Series 2004-C2 A3 5.386% 5/15/41	150,000	$159,575
•Series 2004-PNC1 A4 5.546% 6/12/41	300,000	319,309
Series 2005-CB11 A4 5.335% 8/12/37	500,000	551,330
•Series 2005-CB13 AM 5.508% 1/12/43	500,000	499,144
Series 2005-LDP1 A3 4.865% 3/15/46	125,000	127,038
•Series 2005-LDP5 A3 5.388% 12/15/44	200,000	206,716
•Series 2006-CB15 A4 5.814% 6/12/43	250,000	284,696
Series 2006-CB17 A4 5.429% 12/12/43	365,000	417,278
Series 2006-LDP8 A4 5.399% 5/15/45	100,000	115,485
Series 2007-C1 A3 5.79% 2/15/51	1,000,000	1,059,366
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2004-C2 A4 4.367% 3/15/36	250,000	261,244
•Series 2005-C7 A4 5.197% 11/15/30	200,000	222,715
•Series 2006-C4 A4 6.064% 6/15/38	918,000	1,060,825
Series 2006-C6 A4 5.372% 9/15/39	250,000	288,740
•Series 2007-C6 A4 5.858% 7/15/40	600,000	709,184
Series 2007-C7 A3 5.866% 9/15/45	925,000	1,101,814
•Series 2008-C1 A2 6.325% 4/15/41	350,000	423,956
Merrill Lynch Mortgage Trust
•Series 2004-KEY2 A4 4.864% 8/12/39	150,000	160,263
•Series 2007-C1 A4 6.042% 6/12/50	255,000	289,434
Series 2008-C1 A3 5.71% 2/12/51	476,593	503,893
Merrill Lynch/Countrywide Commercial Mortgage Trust
•Series 2006-3 A2 5.291% 7/12/46	148,026	151,843
Series 2006-4 A3 5.172% 12/12/49	750,000	856,512
Series 2007-5 A4 5.378% 8/12/48	320,000	360,903
Morgan Stanley Capital I
Series 2003-IQ6 A4 4.97% 12/15/41	244,834	254,447
Series 2004-HQ4 A7 4.97% 4/14/40	250,000	265,160
Series 2005-HQ6 A4A 4.989% 8/13/42	450,000	495,807
Series 2005-IQ9 A5 4.70% 7/15/56	750,000	807,567
•Series 2006-HQ9 AJ 5.793% 7/12/44	500,000	512,849
•Series 2007-HQ12 A4 5.759% 4/12/49	200,000	216,381
•Series 2007-HQ12 A5 5.759% 4/12/49	250,000	280,756
•Series 2007-IQ15 A4 6.076% 6/11/49	250,000	293,705
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 A4 3.525% 5/10/63	1,000,000	1,081,503
Wachovia Bank Commercial Mortgage Trust
Series 2003-C8 A4 4.964% 11/15/35	350,000	366,273
•Series 2005-C21 A4 5.413% 10/15/44	893,093	1,000,573
•Series 2006-C27 AM 5.795% 7/15/45	250,000	273,920
Series 2007-C31 A2 5.421% 4/15/47	152,691	158,306
•Series 2007-C32 A3 5.939% 6/15/49	200,000	230,279
•Series 2007-C33 A5 6.122% 2/15/51	500,000	583,673
Series 2007-C34 A3 5.678% 5/15/46	500,000	586,405

Total Commercial Mortgage-Backed Securities (Cost $29,889,805)		34,953,348

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–21.86%
Aerospace & Defense–0.37%
Boeing
3.50% 2/15/15	100,000	$107,336
4.875% 2/15/20	200,000	242,832
5.00% 3/15/14	200,000	213,242
6.00% 3/15/19	100,000	125,800
6.125% 2/15/33	50,000	67,315
6.875% 3/15/39	100,000	155,542
Boeing Capital 2.125% 8/15/16	100,000	105,125
Embraer Overseas
5.15% 6/15/22	50,000	53,790
6.375% 1/15/20	100,000	115,500
General Dynamics
2.25% 7/15/16	150,000	157,934
5.25% 2/1/14	200,000	212,652
Goodrich
4.875% 3/1/20	50,000	59,242
6.125% 3/1/19	100,000	125,236
Honeywell International
3.875% 2/15/14	155,000	162,301
4.25% 3/1/21	50,000	58,787
5.00% 2/15/19	100,000	119,618
5.30% 3/1/18	100,000	121,611
5.375% 3/1/41	65,000	85,264
5.70% 3/15/36	150,000	199,568
5.70% 3/15/37	100,000	133,930
L-3 Communications
3.95% 11/15/16	100,000	108,754
4.75% 7/15/20	100,000	110,586
4.95% 2/15/21	100,000	111,648
Lockheed Martin
3.35% 9/15/21	100,000	105,855
4.25% 11/15/19	200,000	226,699
4.85% 9/15/41	100,000	113,730
5.50% 11/15/39	100,000	122,200
6.15% 9/1/36	150,000	195,183
Northrop Grumman
1.85% 11/15/15	100,000	102,966
3.50% 3/15/21	100,000	107,716
3.70% 8/1/14	30,000	31,651
5.05% 11/15/40	100,000	115,562
Northrop Grumman Systems
7.75% 2/15/31	150,000	222,392
Raytheon
4.40% 2/15/20	100,000	116,049
4.70% 12/15/41	200,000	233,101
6.40% 12/15/18	50,000	63,985
7.20% 8/15/27	100,000	141,703
Rockwell Collins 5.25% 7/15/19	50,000	59,691
Textron 6.20% 3/15/15	100,000	109,909
United Technologies
1.80% 6/1/17	150,000	155,750

LVIP SSgA Bond Index Fund—8

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
United Technologies (continued)
3.10% 6/1/22	409,000	$436,754
4.50% 4/15/20	210,000	247,316
4.50% 6/1/42	150,000	168,837
4.875% 5/1/15	100,000	111,101
5.375% 12/15/17	150,000	182,685
5.40% 5/1/35	200,000	246,784
6.05% 6/1/36	150,000	202,045
6.125% 2/1/19	100,000	125,265
6.125% 7/15/38	200,000	272,300

		7,170,842

Air Freight & Logistics–0.07%
FedEx
2.625% 8/1/22	55,000	55,013
3.875% 8/1/42	100,000	98,326
8.00% 1/15/19	100,000	133,636
United Parcel Service
3.125% 1/15/21	350,000	378,467
3.625% 10/1/42	75,000	76,158
3.875% 4/1/14	100,000	105,381
4.875% 11/15/40	55,000	66,006
5.125% 4/1/19	200,000	241,786
6.20% 1/15/38	105,000	149,153

		1,303,926

Airlines–0.06%
¿American Airlines Pass Through Trust Series 2009-1A 10.375% 7/2/19	85,784	93,076
¿Continental Airlines Pass Through Trust Series 2009-1 9.00% 7/8/16	171,488	198,068
¿Continental Airlines Pass Through Trust Series 2010-1 Class A 4.75% 1/12/21	95,434	101,876
¿Continental Airlines Pass Through Trust Series 2012-1 Class A 4.15% 4/11/24	250,000	255,000
¿Delta Air Lines Pass Through Trust Series 2009-1 Class A Pass Through Trust 7.75% 12/17/19	82,129	93,832
¿Delta Air Lines Pass Through Trust Series 2010-1 Class A 6.20% 7/2/18	85,205	93,087
¿Delta Air Lines Pass Through Trust Series 2010-2 Class A 4.95% 5/23/19	91,622	98,952
Southwest Airlines 5.125% 3/1/17	100,000	112,065
¿US Airways Pass Through Trust Series 2012-1 Class A 5.90% 10/1/24	50,000	52,875

		1,098,831

Auto Components–0.03%
Johnson Controls
1.75% 3/1/14	100,000	101,734
4.25% 3/1/21	60,000	65,249
5.00% 3/30/20	100,000	113,963

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Components (continued)
Johnson Controls (continued)
5.50% 1/15/16	100,000	$114,697
5.70% 3/1/41	70,000	83,760

		479,403

Automobiles–0.02%
Daimler Finance North America
6.50% 11/15/13	150,000	159,720
8.50% 1/18/31	200,000	317,678

		477,398

Beverages–0.52%
Anheuser-Busch
4.95% 1/15/14	50,000	52,819
6.45% 9/1/37	100,000	141,592
Anheuser-Busch InBev Worldwide
0.80% 7/15/15	250,000	251,219
1.375% 7/15/17	250,000	253,346
2.50% 7/15/22	250,000	254,090
2.875% 2/15/16	45,000	47,976
3.75% 7/15/42	136,000	136,946
4.125% 1/15/15	475,000	512,538
4.375% 2/15/21	30,000	35,231
5.375% 1/15/20	650,000	808,339
6.375% 1/15/40	200,000	285,201
7.75% 1/15/19	500,000	677,325
Beam
5.375% 1/15/16	9,000	10,252
6.375% 6/15/14	200,000	218,197
Bottling Group
5.125% 1/15/19	200,000	238,000
6.95% 3/15/14	100,000	109,238
Brown-Forman 2.50% 1/15/16	100,000	105,374
Coca-Cola
0.75% 11/15/13	300,000	301,621
1.50% 11/15/15	300,000	309,426
1.80% 9/1/16	245,000	255,505
3.15% 11/15/20	170,000	185,751
3.30% 9/1/21	250,000	278,955
3.625% 3/15/14	100,000	104,636
Coca-Cola Enterprises
3.50% 9/15/20	100,000	106,707
4.50% 9/1/21	200,000	227,287
Diageo Capital
1.50% 5/11/17	250,000	254,625
4.828% 7/15/20	100,000	118,059
5.50% 9/30/16	100,000	117,407
5.75% 10/23/17	100,000	122,215
5.875% 9/30/36	100,000	130,389
Diageo Finance
3.25% 1/15/15	100,000	105,712
5.30% 10/28/15	100,000	113,738

LVIP SSgA Bond Index Fund—9

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Diageo Investment 4.25% 5/11/42	150,000	$163,876
Dr. Pepper Snapple Group 2.90% 1/15/16	200,000	211,995
Molson Coors Brewing 5.00% 5/1/42	250,000	280,437
PepsiAmericas 4.375% 2/15/14	100,000	105,179
PepsiCo
0.70% 8/13/15	250,000	251,042
0.80% 8/25/14	240,000	241,514
1.25% 8/13/17	100,000	101,007
2.75% 3/5/22	250,000	260,082
3.00% 8/25/21	100,000	106,329
3.10% 1/15/15	200,000	211,288
3.125% 11/1/20	250,000	269,485
4.00% 3/5/42	100,000	105,330
4.50% 1/15/20	100,000	117,515
4.875% 11/1/40	100,000	119,603
5.00% 6/1/18	150,000	178,506
5.50% 1/15/40	150,000	195,786
7.90% 11/1/18	200,000	271,489

		10,060,179

Biotechnology–0.21%
Amgen
2.125% 5/15/17	100,000	103,380
2.30% 6/15/16	150,000	156,580
2.50% 11/15/16	100,000	105,095
3.625% 5/15/22	100,000	105,640
3.875% 11/15/21	200,000	215,319
4.10% 6/15/21	100,000	109,069
4.50% 3/15/20	150,000	168,087
4.85% 11/18/14	150,000	162,956
5.15% 11/15/41	178,000	199,126
5.375% 5/15/43	150,000	174,519
5.65% 6/15/42	200,000	239,661
5.75% 3/15/40	200,000	234,915
6.15% 6/1/18	250,000	305,907
6.375% 6/1/37	100,000	124,960
6.40% 2/1/39	50,000	63,105
6.90% 6/1/38	150,000	199,404
Biogen Idec 6.875% 3/1/18	100,000	123,167
Celgene
3.25% 8/15/22	250,000	252,904
3.95% 10/15/20	100,000	107,758
Genentech
4.75% 7/15/15	100,000	111,340
5.25% 7/15/35	50,000	61,061
Genzyme 5.00% 6/15/20	100,000	119,402
Gilead Sciences
2.40% 12/1/14	200,000	206,907
4.50% 4/1/21	100,000	114,874
5.65% 12/1/41	250,000	313,927

		4,079,063

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Products–0.03%
CRH America
5.30% 10/15/13	100,000	$104,086
6.00% 9/30/16	150,000	167,486
8.125% 7/15/18	125,000	152,191
•Owens Corning 7.00% 12/1/36	100,000	110,061

		533,824

Capital Markets–2.14%
Ameriprise Financial 7.30% 6/28/19	200,000	256,846
Bank of New York Mellon
1.20% 2/20/15	45,000	45,633
1.50% 1/31/14	100,000	101,382
1.969% 6/20/17	250,000	259,073
2.30% 7/28/16	200,000	209,818
3.55% 9/23/21	200,000	217,445
4.15% 2/1/21	100,000	112,157
4.30% 5/15/14	230,000	244,150
4.95% 3/15/15	150,000	163,262
5.45% 5/15/19	100,000	119,013
Bear Stearns
4.65% 7/2/18	100,000	113,347
5.30% 10/30/15	200,000	223,246
5.55% 1/22/17	300,000	341,470
5.70% 11/15/14	250,000	273,909
6.40% 10/2/17	650,000	782,382
7.25% 2/1/18	300,000	374,783
BlackRock
3.375% 6/1/22	150,000	159,186
3.50% 12/10/14	200,000	213,051
5.00% 12/10/19	100,000	119,012
6.25% 9/15/17	100,000	122,487
China Development Bank 5.00% 10/15/15	100,000	111,186
Comerica Bank 5.75% 11/21/16	100,000	115,073
Credit Suisse USA
4.875% 1/15/15	100,000	108,173
5.125% 8/15/15	300,000	332,424
5.375% 3/2/16	250,000	281,878
5.85% 8/16/16	100,000	114,397
Deutsche Bank
3.25% 1/11/16	200,000	212,009
3.875% 8/18/14	250,000	262,766
6.00% 9/1/17	500,000	596,794
Export-Import Bank of Korea
3.75% 10/20/16	200,000	217,279
4.00% 1/11/17	100,000	109,972
4.00% 1/29/21	100,000	109,451
4.125% 9/9/15	100,000	108,184
5.00% 4/11/22	600,000	707,890
5.125% 6/29/20	100,000	117,429
5.875% 1/14/15	200,000	220,670
8.125% 1/21/14	200,000	218,197
Franklin Resources 4.625% 5/20/20	100,000	114,736

LVIP SSgA Bond Index Fund—10

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Capital Markets (continued)
Goldman Sachs Capital I 6.345% 2/15/34	200,000	$201,529
Goldman Sachs Group
3.625% 2/7/16	300,000	316,717
3.70% 8/1/15	700,000	738,819
5.125% 1/15/15	200,000	215,165
5.15% 1/15/14	500,000	525,167
5.25% 7/27/21	400,000	441,760
5.35% 1/15/16	150,000	165,852
5.375% 3/15/20	200,000	223,540
5.625% 1/15/17	500,000	551,581
5.75% 10/1/16	200,000	227,279
5.75% 1/24/22	500,000	576,998
5.95% 1/18/18	200,000	232,517
5.95% 1/15/27	200,000	209,979
6.00% 5/1/14	230,000	246,994
6.00% 6/15/20	500,000	577,425
6.125% 2/15/33	250,000	281,835
6.15% 4/1/18	500,000	584,282
6.25% 9/1/17	300,000	352,030
6.25% 2/1/41	255,000	296,079
6.45% 5/1/36	100,000	105,100
6.75% 10/1/37	600,000	644,770
7.50% 2/15/19	225,000	279,408
Jefferies Group
5.875% 6/8/14	100,000	107,250
6.25% 1/15/36	100,000	100,000
8.50% 7/15/19	200,000	230,500
KFW
1.25% 10/26/15	500,000	511,585
1.25% 2/15/17	750,000	766,841
1.375% 1/13/14	2,000,000	2,027,224
2.00% 10/4/22	1,300,000	1,290,468
2.625% 3/3/15	200,000	210,604
2.625% 2/16/16	1,200,000	1,282,639
2.75% 10/21/14	300,000	314,348
2.75% 9/8/20	500,000	538,963
3.50% 3/10/14	300,000	313,848
4.00% 10/15/13	100,000	103,829
4.00% 1/27/20	750,000	875,890
4.125% 10/15/14	500,000	537,883
^4.349% 6/29/37	100,000	47,004
4.375% 3/15/18	200,000	234,168
4.50% 7/16/18	300,000	355,932
4.875% 1/17/17	500,000	587,129
4.875% 6/17/19	500,000	610,594
5.125% 3/14/16	100,000	115,440
^5.241% 4/18/36	100,000	47,573
Korea Development Bank
3.25% 3/9/16	200,000	210,871
3.50% 8/22/17	250,000	269,662
4.00% 9/9/16	100,000	108,979
8.00% 1/23/14	200,000	217,950

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Capital Markets (continued)
Lazard Group 7.125% 5/15/15	100,000	$110,347
Merrill Lynch
5.00% 1/15/15	400,000	429,868
5.45% 7/15/14	250,000	266,826
6.11% 1/29/37	200,000	212,861
6.40% 8/28/17	200,000	232,922
6.875% 4/25/18	550,000	659,742
7.75% 5/14/38	200,000	251,960
Morgan Stanley
2.875% 7/28/14	140,000	143,047
3.80% 4/29/16	300,000	310,260
4.00% 7/24/15	100,000	104,088
4.10% 1/26/15	300,000	310,834
4.75% 4/1/14	400,000	414,226
4.75% 3/22/17	250,000	268,311
5.375% 10/15/15	200,000	215,582
5.45% 1/9/17	300,000	327,494
5.50% 1/26/20	200,000	218,028
5.50% 7/24/20	100,000	108,143
5.50% 7/28/21	300,000	328,895
5.55% 4/27/17	350,000	384,102
5.625% 9/23/19	300,000	328,220
5.75% 10/18/16	200,000	220,089
5.75% 1/25/21	400,000	439,793
5.95% 12/28/17	300,000	337,357
6.00% 5/13/14	300,000	318,112
6.00% 4/28/15	300,000	325,320
6.25% 8/9/26	100,000	112,784
6.375% 7/24/42	250,000	276,307
6.625% 4/1/18	500,000	575,142
7.25% 4/1/32	100,000	120,891
7.30% 5/13/19	300,000	354,474
•Murray Street Investment Trust I
4.647% 3/9/17	300,000	322,485
NCUA Guaranteed Notes 2.35% 6/12/17	100,000	106,524
Nomura Holdings
4.125% 1/19/16	200,000	206,879
5.00% 3/4/15	100,000	105,630
6.70% 3/4/20	83,000	95,028
Northern Trust
3.45% 11/4/20	100,000	108,733
4.625% 5/1/14	25,000	26,604
Oesterreichische Kontrollbank
1.375% 1/21/14	500,000	505,878
2.00% 6/3/16	300,000	311,015
4.875% 2/16/16	200,000	226,058
Raymond James Financial 8.60% 8/15/19	200,000	250,081
Rentenbank
2.375% 9/13/17	300,000	321,977
2.50% 2/15/16	200,000	212,652
5.125% 2/1/17	400,000	472,708

LVIP SSgA Bond Index Fund—11

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Capital Markets (continued)
Schwab (Charles)
#144A 3.225% 9/1/22	100,000	$101,639
4.45% 7/22/20	100,000	114,643
TD Ameritrade Holding 4.15% 12/1/14	100,000	106,906
Vesey Street Investment Trust I
4.404% 9/1/16	250,000	267,752

		41,091,377

Chemicals–0.37%
Agrium
3.15% 10/1/22	100,000	100,915
6.125% 1/15/41	45,000	56,707
6.75% 1/15/19	100,000	125,280
Air Products & Chemicals
2.00% 8/2/16	55,000	57,470
4.375% 8/21/19	50,000	57,558
Airgas 2.85% 10/1/13	50,000	50,981
Cabot 5.00% 10/1/16	50,000	56,167
Dow Chemical
2.50% 2/15/16	260,000	271,364
4.25% 11/15/20	200,000	220,813
5.25% 11/15/41	100,000	113,913
5.70% 5/15/18	250,000	301,309
5.90% 2/15/15	200,000	222,947
7.375% 11/1/29	125,000	166,502
7.60% 5/15/14	100,000	110,531
8.55% 5/15/19	355,000	476,677
9.40% 5/15/39	100,000	162,424
duPont (E.I.) deNemours
3.25% 1/15/15	350,000	371,964
3.625% 1/15/21	100,000	111,440
4.25% 4/1/21	150,000	174,186
5.25% 12/15/16	25,000	29,351
5.75% 3/15/19	100,000	123,184
6.00% 7/15/18	200,000	251,732
6.50% 1/15/28	150,000	201,605
Eastman Chemical
3.60% 8/15/22	100,000	105,555
5.50% 11/15/19	100,000	117,436
Ecolab
3.00% 12/8/16	250,000	269,067
4.35% 12/8/21	200,000	227,330
5.50% 12/8/41	100,000	124,864
FMC 3.95% 2/1/22	100,000	106,338
Lubrizol 8.875% 2/1/19	150,000	212,293
Monsanto
2.20% 7/15/22	100,000	100,156
2.75% 4/15/16	100,000	106,827
3.60% 7/15/42	125,000	124,745
5.125% 4/15/18	25,000	30,035
5.875% 4/15/38	50,000	67,450

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Potash
3.75% 9/30/15	220,000	$238,551
4.875% 3/30/20	10,000	11,605
5.25% 5/15/14	100,000	107,533
6.50% 5/15/19	145,000	185,848
PPG Industries
1.90% 1/15/16	100,000	103,435
3.60% 11/15/20	100,000	108,095
7.70% 3/15/38	96,000	143,215
Praxair
2.20% 8/15/22	100,000	98,841
4.05% 3/15/21	100,000	112,861
4.50% 8/15/19	100,000	116,031
4.625% 3/30/15	101,000	111,163
RPM International 6.125% 10/15/19	100,000	116,023
Sherwin-Williams 3.125% 12/15/14	100,000	105,138
Syngenta Finance 3.125% 3/28/22	100,000	105,266
Valspar 7.25% 6/15/19	50,000	61,910
Westlake Chemical 3.60% 7/15/22	50,000	50,637

		7,183,268

Commercial Banks–1.67%
American Express Bank 6.00% 9/13/17	250,000	303,590
American Express Centurion Bank
5.95% 6/12/17	100,000	119,050
6.00% 9/13/17	100,000	121,436
BanColombia
4.25% 1/12/16	100,000	104,250
5.95% 6/3/21	200,000	226,000
Bank of America North America
6.00% 10/15/36	100,000	117,782
Bank of Montreal 2.50% 1/11/17	300,000	315,717
Bank of Nova Scotia
2.05% 10/7/15	200,000	207,344
2.375% 12/17/13	300,000	306,843
2.55% 1/12/17	300,000	317,766
3.40% 1/22/15	300,000	319,144
Bank One 8.00% 4/29/27	100,000	137,604
Barclays Bank
2.375% 1/13/14	200,000	203,315
2.75% 2/23/15	250,000	258,109
5.00% 9/22/16	150,000	166,743
5.14% 10/14/20	200,000	204,401
5.20% 7/10/14	300,000	320,367
BB&T
2.05% 4/28/14	100,000	102,210
3.20% 3/15/16	200,000	214,978
3.95% 4/29/16	100,000	110,412
3.95% 3/22/22	500,000	544,504
4.90% 6/30/17	100,000	112,393
5.20% 12/23/15	100,000	111,987
5.70% 4/30/14	100,000	107,793

LVIP SSgA Bond Index Fund—12

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
BBVA US Senior 3.25% 5/16/14	100,000	$99,271
BNP Paribas
2.375% 9/14/17	250,000	251,372
3.25% 3/11/15	300,000	312,870
3.60% 2/23/16	200,000	211,328
5.00% 1/15/21	300,000	332,510
Canadian Imperial Bank of Commerce
2.35% 12/11/15	150,000	157,874
Comerica 3.00% 9/16/15	100,000	105,916
Commonwealth Bank of Australia
1.95% 3/16/15	250,000	255,648
Compass Bank 6.40% 10/1/17	100,000	105,727
Credit Suisse New York
2.20% 1/14/14	300,000	305,088
3.50% 3/23/15	200,000	211,508
4.375% 8/5/20	200,000	224,993
5.30% 8/13/19	100,000	117,812
5.50% 5/1/14	550,000	587,610
6.00% 2/15/18	500,000	567,272
Discover Bank 8.70% 11/18/19	100,000	129,299
Fifth Third Bancorp
3.625% 1/25/16	200,000	215,919
5.45% 1/15/17	100,000	112,702
8.25% 3/1/38	100,000	145,309
First Horizon National 5.375% 12/15/15	150,000	164,229
First Tennessee Bank 5.05% 1/15/15	100,000	103,161
HSBC Bank USA
4.625% 4/1/14	200,000	209,826
4.875% 8/24/20	350,000	377,861
5.00% 9/27/20	300,000	321,132
5.625% 8/15/35	250,000	273,618
5.875% 11/1/34	100,000	113,925
7.00% 1/15/39	100,000	131,180
HSBC Holdings
4.00% 3/30/22	250,000	268,762
5.10% 4/5/21	300,000	347,180
6.10% 1/14/42	200,000	264,040
6.50% 5/2/36	200,000	235,056
6.50% 9/15/37	200,000	237,329
6.80% 6/1/38	200,000	245,004
JPMorgan Chase Bank 6.00% 10/1/17	450,000	533,105
KeyBank
5.45% 3/3/16	100,000	112,456
5.80% 7/1/14	150,000	161,426
KeyCorp
3.75% 8/13/15	100,000	107,934
5.10% 3/24/21	300,000	351,438
National Australia Bank 2.00% 3/9/15	500,000	511,199
National Bank of Canada 1.50% 6/26/15	250,000	253,812
National City
4.90% 1/15/15	300,000	327,178
6.875% 5/15/19	100,000	123,622

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
PNC Bank 6.875% 4/1/18	150,000	$186,571
PNC Funding
2.70% 9/19/16	200,000	213,397
3.30% 3/8/22	150,000	161,087
5.125% 2/8/20	100,000	118,682
5.25% 11/15/15	200,000	223,705
6.70% 6/10/19	150,000	191,086
Rabobank
1.85% 1/10/14	250,000	253,738
3.375% 1/19/17	400,000	424,990
3.875% 2/8/22	250,000	265,845
4.50% 1/11/21	150,000	168,096
5.25% 5/24/41	150,000	174,951
Royal Bank of Canada
1.15% 3/13/15	300,000	304,695
1.20% 9/19/17	350,000	352,629
2.30% 7/20/16	100,000	104,652
2.625% 12/15/15	100,000	105,842
2.875% 4/19/16	200,000	213,048
Royal Bank of Scotland
3.95% 9/21/15	200,000	212,528
4.375% 3/16/16	300,000	323,373
4.875% 3/16/15	200,000	214,625
5.625% 8/24/20	150,000	171,266
Royal Bank of Scotland Group
2.55% 9/18/15	101,000	102,288
6.40% 10/21/19	300,000	345,258
Sumitomo Mitsui Banking
1.80% 7/18/17	250,000	254,186
3.20% 7/18/22	250,000	255,446
SunTrust Bank
5.00% 9/1/15	239,000	261,070
7.25% 3/15/18	200,000	241,913
SVB Financial Group 5.375% 9/15/20.	100,000	114,126
Svenska Handelsbanken 3.125% 7/12/16	200,000	212,189
Toronto-Dominion Bank
1.375% 7/14/14	100,000	101,701
2.50% 7/14/16	200,000	211,660
U.S. Bancorp
1.65% 5/15/17	150,000	153,726
2.20% 11/15/16	200,000	210,147
2.45% 7/27/15	200,000	210,588
3.00% 3/15/22	150,000	157,356
3.15% 3/4/15	100,000	106,044
4.20% 5/15/14	200,000	211,883
U.S. Bank 4.95% 10/30/14	350,000	380,019
UBS
3.875% 1/15/15	200,000	212,091
4.875% 8/4/20	345,000	386,484
5.75% 4/25/18	200,000	235,972
5.875% 7/15/16	200,000	218,933
5.875% 12/20/17	300,000	355,528

LVIP SSgA Bond Index Fund—13

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
Union Bank
2.125% 12/16/13	100,000	$101,819
3.00% 6/6/16	250,000	266,622
UnionBanCal 5.25% 12/16/13	40,000	41,798
US Bancorp 2.95% 7/15/22	50,000	50,582
Wachovia
5.50% 8/1/35	150,000	174,295
5.625% 10/15/16	100,000	115,970
5.75% 2/1/18	100,000	120,900
Wachovia Bank
5.85% 2/1/37	450,000	567,974
6.00% 11/15/17	800,000	965,826
6.60% 1/15/38	200,000	278,982
Wells Fargo
1.25% 2/13/15	500,000	506,251
1.50% 7/1/15	500,000	508,755
3.50% 3/8/22	350,000	374,013
3.625% 4/15/15	400,000	428,459
3.676% 6/15/16	250,000	272,367
3.75% 10/1/14	200,000	212,245
4.60% 4/1/21	350,000	405,008
4.95% 10/16/13	500,000	521,760
5.625% 12/11/17	150,000	180,300
Wells Fargo Capital X 5.95% 12/15/36	100,000	102,500
Westpac Banking
2.00% 8/14/17	250,000	253,286
3.00% 8/4/15	300,000	316,881
4.20% 2/27/15	200,000	215,024
4.875% 11/19/19	250,000	285,871
Zions Bancorp 7.75% 9/23/14	100,000	109,503

		31,978,644

Commercial Services & Supplies—0.12%
Avery Dennison 5.375% 4/15/20	50,000	53,387
Block Financial 5.125% 10/30/14	100,000	105,443
Cintas
2.85% 6/1/16	100,000	104,656
4.30% 6/1/21	60,000	66,188
Pitney Bowes
4.75% 1/15/16	100,000	107,253
4.75% 5/15/18	200,000	210,171
4.875% 8/15/14	100,000	104,835
Republic Services
3.80% 5/15/18	100,000	111,333
4.75% 5/15/23	100,000	115,198
5.25% 11/15/21	100,000	118,599
5.50% 9/15/19	299,000	354,597
5.70% 5/15/41	50,000	59,681
Waste Management
5.00% 3/15/14	25,000	26,505
6.125% 11/30/39	200,000	252,819
6.375% 3/11/15	150,000	168,860

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
Waste Management (continued)
7.00% 7/15/28	125,000	$166,967
7.375% 3/11/19	100,000	128,400

		2,254,892

Communications Equipment—0.14%
Cisco Systems
1.625% 3/14/14	200,000	203,897
2.90% 11/17/14	400,000	421,241
4.95% 2/15/19	450,000	539,029
5.50% 2/22/16	30,000	34,868
5.50% 1/15/40	200,000	257,787
5.90% 2/15/39	300,000	398,805
Ericsson 4.125% 5/15/22	150,000	154,966
Harris
5.95% 12/1/17	150,000	178,612
6.375% 6/15/19	35,000	42,209
Juniper Networks
4.60% 3/15/21	100,000	107,894
5.95% 3/15/41	100,000	112,020
Motorola Solutions 6.00% 11/15/17	150,000	179,225

		2,630,553

Computers & Peripherals—0.16%
Dell
2.30% 9/10/15	100,000	103,950
5.65% 4/15/18	250,000	292,754
5.875% 6/15/19	100,000	118,514
6.50% 4/15/38	50,000	61,238
7.10% 4/15/28	50,000	61,920
Hewlett-Packard
2.35% 3/15/15	150,000	152,935
3.00% 9/15/16	150,000	155,166
3.30% 12/9/16	300,000	313,028
4.30% 6/1/21	300,000	306,476
4.375% 9/15/21	150,000	153,944
4.65% 12/9/21	350,000	365,625
4.75% 6/2/14	400,000	421,853
5.50% 3/1/18	200,000	228,153
6.00% 9/15/41	155,000	164,035
6.125% 3/1/14	100,000	106,643

		3,006,234

Construction & Engineering—0.02%
ABB Finance USA
2.875% 5/8/22	100,000	103,596
4.375% 5/8/42	187,000	207,747
#URS 144A 5.00% 4/1/22	100,000	102,898

		414,241

Consumer Finance—0.73%
American Express
6.15% 8/28/17	300,000	365,327

LVIP SSgA Bond Index Fund—14

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Consumer Finance (continued)
American Express (continued)
6.80% 9/1/66	100,000	$107,375
7.00% 3/19/18	100,000	126,710
7.25% 5/20/14	200,000	220,836
8.125% 5/20/19	200,000	270,934
8.15% 3/19/38	100,000	160,944
American Express Credit
1.75% 6/12/15	250,000	255,886
2.375% 3/24/17	150,000	157,945
2.75% 9/15/15	200,000	210,849
2.80% 9/19/16	200,000	212,846
5.125% 8/25/14	100,000	108,223
Capital One Bank 8.80% 7/15/19	200,000	264,319
Capital One Financial
2.125% 7/15/14	200,000	204,162
2.15% 3/23/15	250,000	256,490
3.15% 7/15/16	60,000	63,771
4.75% 7/15/21	100,000	113,735
6.15% 9/1/16	100,000	114,251
6.75% 9/15/17	100,000	122,612
7.375% 5/23/14	200,000	220,203
Caterpillar Financial Services
1.05% 3/26/15	150,000	151,669
1.375% 5/20/14	360,000	365,315
1.65% 4/1/14	100,000	101,688
2.65% 4/1/16	100,000	105,982
5.50% 3/15/16	200,000	229,711
6.125% 2/17/14	300,000	323,240
7.15% 2/15/19	200,000	263,917
#Discover Financial Services 144A
5.20% 4/27/22	100,000	109,775
Ford Motor Credit
2.75% 5/15/15	1,000,000	1,020,480
3.00% 6/12/17	250,000	254,751
3.984% 6/15/16	250,000	263,728
4.207% 4/15/16	250,000	265,154
4.25% 2/3/17	1,000,000	1,063,848
5.00% 5/15/18	500,000	547,112
5.875% 8/2/21	750,000	850,007
HSBC Finance
5.00% 6/30/15	500,000	540,046
6.676% 1/15/21	323,000	375,198
•HSBC Finance Capital Trust IX
5.911% 11/30/35	100,000	98,875
John Deere Capital
0.875% 4/17/15	100,000	100,760
2.25% 6/7/16	100,000	104,809
2.25% 4/17/19	200,000	208,635
5.50% 4/13/17	150,000	178,583
Paccar Financial 1.60% 3/15/17	100,000	102,222
SLM
5.00% 10/1/13	100,000	104,125

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Consumer Finance (continued)
SLM (continued)
5.375% 5/15/14	150,000	$158,553
6.00% 1/25/17	200,000	218,750
6.25% 1/25/16	250,000	272,500
7.25% 1/25/22	100,000	112,500
8.00% 3/25/20	250,000	290,000
8.45% 6/15/18	150,000	176,433
Toyota Motor Credit
0.875% 7/17/15	150,000	150,836
1.00% 2/17/15	100,000	101,142
1.25% 11/17/14	150,000	152,324
1.75% 5/22/17	150,000	154,278
2.00% 9/15/16	250,000	259,984
3.20% 6/17/15	200,000	213,526
3.30% 1/12/22	200,000	217,277
3.40% 9/15/21	200,000	217,162

		13,982,313

Containers & Packaging—0.02%
Bemis
5.65% 8/1/14	165,000	178,342
6.80% 8/1/19	10,000	12,184
Packaging Corporation of America
3.90% 6/15/22	50,000	51,711
Sonoco Products
4.375% 11/1/21	100,000	107,842
5.75% 11/1/40	100,000	116,952

		467,031

Diversified Consumer Services—0.04%
Johns Hopkins University 5.25% 7/1/19	50,000	60,819
Princeton University
4.95% 3/1/19	100,000	121,182
5.70% 3/1/39	50,000	69,666
Stanford University
3.625% 5/1/14	100,000	105,222
4.25% 5/1/16	100,000	112,200
Trustees of Dartmouth College
4.75% 6/1/19	50,000	59,305
Vanderbilt University 5.25% 4/1/19	50,000	60,443
Yale University 2.90% 10/15/14	100,000	105,151

		693,988

Diversified Financial Services—1.88%
Bank of America
3.625% 3/17/16	500,000	527,732
3.70% 9/1/15	200,000	211,411
3.75% 7/12/16	500,000	530,958
3.875% 3/22/17	250,000	269,312
4.50% 4/1/15	300,000	321,549
4.75% 8/1/15	100,000	108,058
5.00% 5/13/21	350,000	385,393

LVIP SSgA Bond Index Fund—15

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Bank of America (continued)
5.25% 12/1/15	200,000	$215,201
5.30% 3/15/17	150,000	166,733
5.625% 10/14/16	400,000	450,799
5.625% 7/1/20	250,000	285,532
5.65% 5/1/18	500,000	570,780
5.70% 1/24/22	500,000	588,368
5.75% 12/1/17	300,000	345,558
5.875% 1/5/21	250,000	288,901
5.875% 2/7/42	218,000	255,783
6.00% 9/1/17	500,000	578,965
6.50% 8/1/16	200,000	231,501
7.375% 5/15/14	350,000	383,276
7.625% 6/1/19	300,000	375,127
BP Capital Markets
1.846% 5/5/17	150,000	153,387
3.20% 3/11/16	200,000	214,858
3.245% 5/6/22	200,000	212,073
3.625% 5/8/14	100,000	104,908
3.875% 3/10/15	400,000	430,188
4.742% 3/11/21	500,000	583,893
4.75% 3/10/19	300,000	348,957
5.25% 11/7/13	300,000	315,617
Citigroup
2.25% 8/7/15	250,000	253,988
2.65% 3/2/15	350,000	358,724
3.953% 6/15/16	250,000	267,721
4.45% 1/10/17	500,000	549,727
4.50% 1/14/22	230,000	253,019
4.587% 12/15/15	500,000	542,920
4.75% 5/19/15	150,000	161,573
5.00% 9/15/14	250,000	263,803
5.375% 8/9/20	200,000	231,601
5.50% 10/15/14	200,000	215,772
5.50% 2/15/17	450,000	498,875
5.85% 8/2/16	100,000	112,914
5.875% 2/22/33	200,000	211,872
5.875% 5/29/37	300,000	354,009
6.00% 12/13/13	250,000	265,218
6.00% 8/15/17	100,000	116,604
6.00% 10/31/33	100,000	108,138
6.01% 1/15/15	300,000	328,954
6.125% 11/21/17	300,000	353,390
6.125% 5/15/18	350,000	414,839
6.125% 8/25/36	200,000	217,875
6.375% 8/12/14	500,000	544,350
6.625% 6/15/32	100,000	114,853
6.875% 3/5/38	350,000	461,537
8.125% 7/15/39	150,000	223,478
8.50% 5/22/19	300,000	397,282
CME Group 5.75% 2/15/14	200,000	213,897
Countrywide Financial 6.25% 5/15/16	200,000	218,260

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
•GE Capital Trust I 6.375% 11/15/67	200,000	$211,750
General Electric Capital
2.15% 1/9/15	500,000	514,867
2.25% 11/9/15	200,000	207,282
2.30% 4/27/17	250,000	257,263
2.90% 1/9/17	200,000	211,809
3.75% 11/14/14	300,000	318,154
4.375% 9/21/15	250,000	275,120
4.375% 9/16/20	750,000	828,506
4.875% 3/4/15	500,000	546,033
5.30% 2/11/21	175,000	201,169
5.375% 10/20/16	400,000	460,693
5.50% 1/8/20	100,000	118,483
5.625% 9/15/17	700,000	825,271
5.625% 5/1/18	550,000	649,406
5.875% 1/14/38	500,000	597,942
5.90% 5/13/14	600,000	649,234
6.00% 8/7/19	100,000	121,805
•6.375% 11/15/67	100,000	105,770
6.75% 3/15/32	530,000	680,956
6.875% 1/10/39	1,000,000	1,340,776
JPMorgan Chase
2.00% 8/15/17	250,000	252,470
2.05% 1/24/14	200,000	203,602
3.40% 6/24/15	200,000	212,408
3.45% 3/1/16	500,000	533,556
3.70% 1/20/15	200,000	211,935
4.25% 10/15/20	750,000	820,850
4.35% 8/15/21	600,000	662,535
4.40% 7/22/20	700,000	771,694
4.50% 1/24/22	500,000	555,692
4.65% 6/1/14	300,000	318,119
5.125% 9/15/14	800,000	858,806
5.50% 10/15/40	100,000	118,687
5.60% 7/15/41	500,000	601,914
6.00% 1/15/18	400,000	477,458
6.30% 4/23/19	200,000	246,204
6.40% 5/15/38	200,000	259,574
NASDAQ OMX Group
4.00% 1/15/15	100,000	104,707
5.25% 1/16/18	60,000	64,883
5.55% 1/15/20	100,000	107,745
National Rural Utilities Cooperative Finance
3.05% 3/1/16	100,000	106,729
4.75% 3/1/14	250,000	265,232
5.45% 2/1/18	25,000	30,127
8.00% 3/1/32	150,000	229,351
10.375% 11/1/18	100,000	148,158
ORIX 4.71% 4/27/15	85,000	90,441
Private Export Funding
1.375% 2/15/17	275,000	280,933

LVIP SSgA Bond Index Fund—16

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Private Export Funding (continued)
2.45% 7/15/24	250,000	$252,454
4.30% 12/15/21	100,000	120,327
4.55% 5/15/15	100,000	110,981
4.95% 11/15/15	100,000	113,697
TECO Finance 6.572% 11/1/17	100,000	121,500

		36,085,069

Diversified Telecommunication Services—1.00%
AT&T
1.70% 6/1/17	500,000	515,506
2.40% 8/15/16	50,000	52,928
2.50% 8/15/15	200,000	210,298
2.95% 5/15/16	200,000	215,097
3.00% 2/15/22	300,000	317,808
3.875% 8/15/21	30,000	34,022
4.45% 5/15/21	100,000	117,898
5.10% 9/15/14	50,000	54,391
5.35% 9/1/40	538,000	650,080
5.50% 2/1/18	500,000	607,260
5.55% 8/15/41	40,000	49,990
5.625% 6/15/16	100,000	117,207
5.80% 2/15/19	150,000	186,835
6.30% 1/15/38	200,000	263,478
6.40% 5/15/38	50,000	66,289
6.50% 3/15/29	100,000	124,519
6.50% 9/1/37	150,000	200,396
6.55% 2/15/39	550,000	748,215
6.80% 5/15/36	200,000	272,190
8.00% 11/15/31	360,000	554,919
BellSouth
5.20% 9/15/14	300,000	326,008
6.55% 6/15/34	100,000	121,263
6.875% 10/15/31	100,000	125,108
BellSouth Capital Funding
7.875% 2/15/30	100,000	134,641
British Telecommunications
2.00% 6/22/15	250,000	257,213
9.625% 12/15/30	400,000	652,761
CenturyLink
5.15% 6/15/17	100,000	109,186
5.80% 3/15/22	200,000	218,029
6.45% 6/15/21	200,000	226,082
7.60% 9/15/39	100,000	106,075
7.65% 3/15/42	100,000	106,865
Deutsche Telekom International Finance
5.75% 3/23/16	300,000	342,028
6.00% 7/8/19	250,000	303,055
•8.75% 6/15/30	310,000	467,513
Embarq 7.995% 6/1/36	150,000	169,172
France Telecom
2.75% 9/14/16	100,000	105,021

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
France Telecom (continued)
4.125% 9/14/21	100,000	$110,822
5.375% 7/8/19	300,000	353,110
5.375% 1/13/42	100,000	117,967
8.50% 3/1/31	300,000	453,033
GTE
6.84% 4/15/18	250,000	316,272
6.94% 4/15/28	100,000	130,478
8.75% 11/1/21	100,000	142,816
Koninklijke KPN 8.375% 10/1/30	100,000	134,099
Nippon Telegraph & Telephone
1.40% 7/18/17	100,000	101,504
Pacific Bell Telephone 6.625% 10/15/34	100,000	105,628
Qwest
6.75% 12/1/21	150,000	180,577
6.875% 9/15/33	500,000	508,750
7.50% 10/1/14	200,000	223,219
Telecom Italia Capital
5.25% 11/15/13	100,000	103,375
5.25% 10/1/15	300,000	316,500
6.00% 9/30/34	100,000	89,000
6.175% 6/18/14	200,000	211,000
6.999% 6/4/18	250,000	276,875
7.175% 6/18/19	100,000	110,750
7.20% 7/18/36	100,000	98,500
7.721% 6/4/38	250,000	252,500
Telefonica Emisiones
3.729% 4/27/15	75,000	74,813
3.992% 2/16/16	170,000	169,575
4.949% 1/15/15	85,000	87,231
5.134% 4/27/20	90,000	88,538
5.462% 2/16/21	140,000	137,550
5.877% 7/15/19	100,000	100,750
6.421% 6/20/16	175,000	185,281
7.045% 6/20/36	175,000	171,500
Telefonica Europe 8.25% 9/15/30	200,000	213,000
Telefonos de Mexico 5.50% 11/15/19	100,000	119,464
Verizon Communications
1.25% 11/3/14	800,000	813,004
4.60% 4/1/21	250,000	297,066
5.50% 4/1/17	200,000	238,806
5.50% 2/15/18	150,000	183,101
6.00% 4/1/41	100,000	132,973
6.10% 4/15/18	250,000	312,850
6.35% 4/1/19	250,000	320,981
6.40% 2/15/38	200,000	270,517
6.90% 4/15/38	350,000	501,299
7.35% 4/1/39	100,000	150,258
8.75% 11/1/18	100,000	139,791
8.95% 3/1/39	200,000	349,709
Verizon Global Funding 7.75% 12/1/30	300,000	447,198

LVIP SSgA Bond Index Fund—17

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Virgin Media Secured Finance
5.25% 1/15/21	200,000	$232,428

		19,203,804

Electric Utilities—1.24%
AEP Texas Central Transition Funding
5.17% 1/1/20	250,000	292,518
Alabama Power
5.50% 3/15/41	185,000	236,693
5.80% 11/15/13	300,000	317,804
6.125% 5/15/38	100,000	135,020
Appalachian Power
4.60% 3/30/21	150,000	174,190
5.00% 6/1/17	100,000	115,859
6.70% 8/15/37	235,000	313,556
Arizona Public Service
4.50% 4/1/42	100,000	108,412
5.05% 9/1/41	100,000	116,168
Atlantic City Electric 7.75% 11/15/18	15,000	20,109
Baltimore Gas & Electric 6.35% 10/1/36	100,000	134,322
Carolina Power & Light
3.00% 9/15/21	200,000	211,897
5.30% 1/15/19	100,000	120,954
6.30% 4/1/38	50,000	68,863
CenterPoint Energy Houston Electric
2.25% 8/1/22	250,000	249,954
Cleco Power 6.50% 12/1/35	50,000	62,690
Cleveland Electric Illuminating
5.70% 4/1/17	100,000	113,128
5.95% 12/15/36	100,000	116,490
Commonwealth Edison
1.625% 1/15/14	100,000	101,353
3.40% 9/1/21	100,000	109,136
4.00% 8/1/20	300,000	340,893
5.80% 3/15/18	200,000	245,583
6.45% 1/15/38	100,000	140,936
Connecticut Light & Power 5.65% 5/1/18	100,000	119,832
Consumers Energy
2.85% 5/15/22	100,000	104,614
5.65% 9/15/18	100,000	122,981
5.65% 4/15/20	100,000	124,521
Dayton Power & Light 5.125% 10/1/13	100,000	104,501
Detroit Edison
2.65% 6/15/22	50,000	51,680
3.95% 6/15/42	100,000	104,831
6.625% 6/1/36	100,000	144,007
Duke Energy
1.625% 8/15/17	250,000	251,026
3.35% 4/1/15	100,000	105,818
5.05% 9/15/19	100,000	117,135
Duke Energy Carolinas
3.90% 6/15/21	100,000	112,868

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Duke Energy Carolinas (continued)
4.30% 6/15/20	100,000	$115,471
5.25% 1/15/18	250,000	300,443
5.30% 2/15/40	100,000	122,820
6.10% 6/1/37	170,000	221,143
7.00% 11/15/18	100,000	130,956
Duke Energy Indiana
4.20% 3/15/42	100,000	102,722
6.12% 10/15/35	100,000	120,789
6.45% 4/1/39	130,000	180,647
Duke Energy Ohio 5.45% 4/1/19	50,000	60,247
Enersis 7.375% 1/15/14	100,000	107,153
Entergy
4.70% 1/15/17	100,000	109,148
5.125% 9/15/20	100,000	108,217
Entergy Texas 7.125% 2/1/19	455,000	560,586
Exelon 4.90% 6/15/15	150,000	164,981
FirstEnergy 7.375% 11/15/31	100,000	131,360
FirstEnergy Solutions
4.80% 2/15/15	80,000	86,050
6.05% 8/15/21	100,000	112,375
6.80% 8/15/39	150,000	166,093
Florida Power
5.65% 6/15/18	150,000	183,084
6.40% 6/15/38	300,000	414,269
Florida Power & Light
4.05% 6/1/42	150,000	161,064
5.69% 3/1/40	50,000	67,141
5.85% 5/1/37	100,000	133,701
5.95% 2/1/38	100,000	136,960
5.96% 4/1/39	100,000	137,098
6.20% 6/1/36	200,000	274,814
Georgia Power
4.25% 12/1/19	80,000	91,310
4.75% 9/1/40	100,000	113,618
5.25% 12/15/15	25,000	28,565
5.95% 2/1/39	100,000	131,736
Great Plains Energy 4.85% 6/1/21	50,000	55,548
Hydro-Quebec
1.375% 6/19/17	100,000	101,586
2.00% 6/30/16	300,000	314,534
8.05% 7/7/24	250,000	371,116
8.50% 12/1/29	115,000	188,670
Iberdrola International 6.75% 7/15/36	100,000	106,252
Indiana Michigan Power 7.00% 3/15/19	100,000	124,880
Interstate Power & Light 6.25% 7/15/39	130,000	171,559
Jersey Central Power & Light 7.35% 2/1/19	100,000	128,475
Kansas City Power & Light 6.375% 3/1/18	200,000	240,258
Kentucky Utilities
1.625% 11/1/15	100,000	103,174

LVIP SSgA Bond Index Fund—18

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Kentucky Utilities (continued)
3.25% 11/1/20	100,000	$107,639
5.125% 11/1/40	100,000	124,935
LG&E & KU Energy 2.125% 11/15/15	200,000	203,895
MidAmerican Energy
5.30% 3/15/18	100,000	119,889
5.75% 11/1/35	25,000	31,812
5.95% 7/15/17	200,000	243,125
Nevada Power
5.45% 5/15/41	60,000	74,852
6.50% 8/1/18	50,000	63,781
6.75% 7/1/37	100,000	141,127
7.125% 3/15/19	100,000	130,430
NextEra Energy Capital Holdings
2.55% 11/15/13	100,000	101,756
4.50% 6/1/21	100,000	111,266
6.00% 3/1/19	200,000	236,517
Northern States Power
5.25% 3/1/18	100,000	121,232
5.35% 11/1/39	40,000	51,299
6.20% 7/1/37	100,000	140,470
Ohio Edison
6.875% 7/15/36	100,000	131,961
8.25% 10/15/38	100,000	158,001
Ohio Power 5.375% 10/1/21	225,000	275,963
Oklahoma Gas & Electric 5.25% 5/15/41	100,000	121,360
Oncor Electric Delivery
5.30% 6/1/42	200,000	219,386
6.80% 9/1/18	100,000	123,570
7.00% 9/1/22	100,000	125,633
7.00% 5/1/32	50,000	61,033
Pacific Gas & Electric
3.25% 9/15/21	200,000	216,264
6.05% 3/1/34	400,000	527,461
6.25% 12/1/13	100,000	106,460
6.25% 3/1/39	300,000	406,972
8.25% 10/15/18	200,000	274,994
PacifiCorp
4.10% 2/1/42	100,000	106,356
5.75% 4/1/37	100,000	129,187
6.00% 1/15/39	100,000	135,524
6.35% 7/15/38	25,000	34,948
7.70% 11/15/31	100,000	151,025
PECO Energy 5.95% 10/1/36	100,000	134,784
Portland General Electric 6.10% 4/15/19	100,000	124,909
Potomac Electric Power 7.90% 12/15/38	100,000	164,314
PPL Capital Funding 4.20% 6/15/22	150,000	160,197
PPL Electric Utilities
3.00% 9/15/21	100,000	106,199
6.25% 5/15/39	30,000	41,665
PPL Energy Supply 6.50% 5/1/18	25,000	29,622

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Progress Energy
6.00% 12/1/39	50,000	$63,153
7.05% 3/15/19	100,000	126,865
7.75% 3/1/31	150,000	211,971
Public Service Company of Oklahoma
5.15% 12/1/19	75,000	87,356
Public Service Electric & Gas
3.50% 8/15/20	150,000	165,587
3.65% 9/1/42	50,000	50,538
5.30% 5/1/18	50,000	60,586
5.50% 3/1/40	100,000	131,438
Public Service of Colorado
3.20% 11/15/20	100,000	109,640
3.60% 9/15/42	150,000	148,881
5.125% 6/1/19	135,000	163,413
6.25% 9/1/37	100,000	141,450
Scottish Power 5.375% 3/15/15	100,000	105,609
Sierra Pacific Power 6.00% 5/15/16	100,000	116,872
South Carolina Electric & Gas
5.25% 11/1/18	80,000	95,126
6.05% 1/15/38	225,000	294,878
Southern
1.95% 9/1/16	300,000	309,886
4.15% 5/15/14	50,000	52,839
Southern California Edison
3.875% 6/1/21	70,000	79,542
4.50% 9/1/40	100,000	114,589
5.75% 3/15/14	200,000	215,257
5.95% 2/1/38	25,000	33,736
6.00% 1/15/34	200,000	265,883
6.05% 3/15/39	170,000	234,488
6.65% 4/1/29	100,000	133,355
Southwestern Electric Power
6.20% 3/15/40	200,000	256,242
Tampa Electric
2.60% 9/15/22	100,000	101,389
4.10% 6/15/42	100,000	104,559
6.10% 5/15/18	50,000	62,537
Toledo Edison 7.25% 5/1/20	30,000	39,388
Union Electric
3.90% 9/15/42	250,000	254,848
8.45% 3/15/39	80,000	137,371
Virginia Electric & Power
5.00% 6/30/19	200,000	239,164
5.95% 9/15/17	100,000	123,700
6.00% 5/15/37	25,000	33,787
6.35% 11/30/37	100,000	140,233
8.875% 11/15/38	100,000	172,742
Westar Energy 6.00% 7/1/14	100,000	108,961
Wisconsin Electric Power
2.95% 9/15/21	100,000	105,545

LVIP SSgA Bond Index Fund—19

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Wisconsin Electric Power (continued)
4.25% 12/15/19	25,000	$29,096
6.00% 4/1/14	100,000	108,077
Xcel Energy
4.70% 5/15/20	100,000	117,350
6.50% 7/1/36	100,000	137,308

		23,848,003

Electrical Equipment—0.05%
Cooper
2.375% 1/15/16	100,000	103,323
3.875% 12/15/20	100,000	109,652
Emerson Electric
4.125% 4/15/15	100,000	108,894
4.25% 11/15/20	50,000	58,259
5.25% 10/15/18	225,000	273,974
5.25% 11/15/39	50,000	63,283
Rockwell Automation 6.25% 12/1/37	100,000	136,636
Roper Industries 6.25% 9/1/19	100,000	121,455

		975,476

Electronic Equipment, Instruments & Components—0.04%
Amphenol 4.75% 11/15/14	100,000	107,364
Arrow Electronics 6.00% 4/1/20	50,000	56,552
Avnet 5.875% 3/15/14	100,000	105,267
Corning
4.25% 8/15/20	65,000	73,066
4.75% 3/15/42	250,000	271,281
5.75% 8/15/40	25,000	30,476
6.625% 5/15/19	20,000	25,124
Tech Data 3.75% 9/21/17	100,000	101,921

		771,051

Energy Equipment & Services—0.25%
Baker Hughes
5.125% 9/15/40	200,000	246,133
6.875% 1/15/29	100,000	135,735
Cameron International
5.95% 6/1/41	100,000	121,534
6.375% 7/15/18	100,000	121,600
Diamond Offshore Drilling
5.70% 10/15/39	100,000	132,110
5.875% 5/1/19	40,000	49,614
ENSCO
3.25% 3/15/16	100,000	106,778
4.70% 3/15/21	350,000	396,013
FMC Technologies 3.45% 10/1/22	100,000	101,727
Global Marine 7.00% 6/1/28	150,000	166,847
Halliburton
3.25% 11/15/21	200,000	217,472
5.90% 9/15/18	50,000	62,682
7.45% 9/15/39	200,000	306,856

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
Nabors Industries
4.625% 9/15/21	150,000	$161,529
6.15% 2/15/18	100,000	117,578
9.25% 1/15/19	150,000	196,554
Rowan
4.875% 6/1/22	100,000	107,519
7.875% 8/1/19	65,000	80,696
Transocean
4.95% 11/15/15	200,000	219,116
6.00% 3/15/18	125,000	146,139
6.375% 12/15/21	300,000	359,690
6.50% 11/15/20	100,000	119,612
6.80% 3/15/38	50,000	60,323
7.35% 12/15/41	100,000	131,713
Weatherford International
4.50% 4/15/22	100,000	104,781
5.95% 4/15/42	100,000	105,570
6.00% 3/15/18	150,000	172,004
6.75% 9/15/40	100,000	113,198
7.00% 3/15/38	150,000	170,060
9.625% 3/1/19	100,000	130,326
9.875% 3/1/39	50,000	72,588

		4,734,097

Food & Staples Retailing—0.42%
Costco Wholesale 5.50% 3/15/17	50,000	60,163
CVS Caremark
3.25% 5/18/15	200,000	212,794
4.125% 5/15/21	100,000	113,754
4.75% 5/18/20	100,000	117,180
5.75% 6/1/17	150,000	181,096
5.75% 5/15/41	150,000	189,646
6.125% 9/15/39	100,000	130,859
6.25% 6/1/27	130,000	170,860
6.60% 3/15/19	100,000	127,970
Delhaize America 9.00% 4/15/31	125,000	149,396
Delhaize Group
4.125% 4/10/19	100,000	96,737
5.875% 2/1/14	45,000	47,293
Kroger
2.20% 1/15/17	100,000	102,528
3.40% 4/15/22	50,000	52,180
3.90% 10/1/15	130,000	141,444
5.00% 4/15/42	100,000	105,363
6.90% 4/15/38	100,000	126,531
7.50% 4/1/31	250,000	328,793
Safeway
3.95% 8/15/20	120,000	117,045
6.25% 3/15/14	300,000	320,787
6.35% 8/15/17	150,000	169,134
Sysco
5.375% 3/17/19	100,000	122,159

LVIP SSgA Bond Index Fund—20

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
Sysco (continued)
6.625% 3/17/39	50,000	$73,537
Walgreen
1.00% 3/13/15	100,000	100,452
3.10% 9/15/22	300,000	305,098
5.25% 1/15/19	150,000	176,302
Wal-Mart Stores
1.50% 10/25/15	200,000	206,482
2.80% 4/15/16	400,000	429,599
3.20% 5/15/14	500,000	523,242
3.25% 10/25/20	300,000	330,560
3.625% 7/8/20	100,000	112,533
4.125% 2/1/19	100,000	114,217
4.875% 7/8/40	300,000	360,768
5.25% 9/1/35	300,000	372,954
5.625% 4/15/41	250,000	334,855
5.80% 2/15/18	200,000	248,889
5.875% 4/5/27	100,000	135,563
6.20% 4/15/38	300,000	415,107
6.50% 8/15/37	225,000	323,505
7.55% 2/15/30	200,000	300,970

		8,048,345

Food Products—0.44%
Archer-Daniels-Midland
4.479% 3/1/21	235,000	272,356
5.375% 9/15/35	100,000	121,526
5.45% 3/15/18	100,000	120,672
5.765% 3/1/41	100,000	129,982
Bunge Limited Finance
4.10% 3/15/16	100,000	107,253
8.50% 6/15/19	135,000	171,275
Campbell Soup
2.50% 8/2/22	61,000	61,094
3.05% 7/15/17	100,000	108,152
3.375% 8/15/14	100,000	105,306
4.50% 2/15/19	35,000	40,382
ConAgra Foods
2.10% 3/15/18	100,000	101,618
5.819% 6/15/17	50,000	58,801
7.00% 4/15/19	100,000	125,650
8.25% 9/15/30	100,000	140,575
General Mills
3.15% 12/15/21	200,000	208,537
5.20% 3/17/15	300,000	332,941
5.40% 6/15/40	45,000	55,134
5.65% 2/15/19	100,000	121,635
Heinz (H.J.) Finance 6.75% 3/15/32	180,000	230,994
Hershey 4.125% 12/1/20	200,000	227,620
Ingredion
1.80% 9/25/17	100,000	100,394
3.20% 11/1/15	100,000	105,611

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food Products (continued)
Kellogg
1.75% 5/17/17	150,000	$153,310
3.125% 5/17/22	150,000	158,208
3.25% 5/21/18	135,000	148,351
4.00% 12/15/20	100,000	112,302
7.45% 4/1/31	100,000	140,046
Kraft Foods
4.125% 2/9/16	50,000	54,949
5.375% 2/10/20	400,000	483,298
6.125% 2/1/18	150,000	183,351
6.50% 8/11/17	500,000	615,401
6.50% 11/1/31	350,000	447,336
6.50% 2/9/40	300,000	407,860
6.875% 2/1/38	250,000	344,333
Kraft Foods Group
#144A 2.25% 6/5/17	150,000	154,597
#144A 3.50% 6/6/22	150,000	158,815
#144A 5.00% 6/4/42	250,000	280,024
McCormick 3.90% 7/15/21	50,000	55,503
Mead Johnson Nutrition
3.50% 11/1/14	100,000	103,690
4.90% 11/1/19	100,000	114,279
5.90% 11/1/39	50,000	61,880
Nabisco 7.55% 6/15/15	100,000	117,336
Ralcorp Holdings 6.625% 8/15/39	50,000	53,160
Tyson Foods 4.50% 6/15/22	200,000	210,500
Unilever Capital
2.75% 2/10/16	100,000	106,346
3.65% 2/15/14	250,000	261,088
4.25% 2/10/21	200,000	235,092
4.80% 2/15/19	100,000	118,219
5.90% 11/15/32	100,000	142,029

		8,468,811

Gas Utilities—0.10%
AGL Capital
5.25% 8/15/19	100,000	117,890
5.875% 3/15/41	70,000	92,307
Atmos Energy
4.95% 10/15/14	100,000	108,321
8.50% 3/15/19	100,000	133,686
CenterPoint Energy Resources
4.50% 1/15/21	65,000	73,826
5.85% 1/15/41	115,000	146,429
6.00% 5/15/18	100,000	121,819
Consolidated Natural Gas 5.00% 12/1/14	300,000	324,814
ONEOK 6.00% 6/15/35	125,000	137,145
Panhandle Eastern Pipe Line
6.20% 11/1/17	50,000	59,858
Questar 2.75% 2/1/16	85,000	89,379
Southern California Gas 5.75% 11/15/35	100,000	131,828

LVIP SSgA Bond Index Fund—21

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas Utilities (continued)
Southern Natural Gas
#144A 5.90% 4/1/17	25,000	$29,458
8.00% 3/1/32	100,000	141,953
Southern Union 7.60% 2/1/24	150,000	190,716

		1,899,429

Health Care Equipment & Supplies—0.25%
Bard (C.R.)
2.875% 1/15/16	100,000	105,419
4.40% 1/15/21	65,000	75,442
Baxter International
3.65% 8/15/42	250,000	250,399
4.50% 8/15/19	250,000	290,571
4.625% 3/15/15	150,000	164,727
6.25% 12/1/37	50,000	69,822
Becton, Dickinson
1.75% 11/8/16	200,000	207,175
3.25% 11/12/20	100,000	108,051
5.00% 11/12/40	35,000	42,414
6.00% 5/15/39	100,000	136,198
Boston Scientific
4.50% 1/15/15	600,000	641,882
6.00% 1/15/20	100,000	119,045
6.40% 6/15/16	100,000	115,858
7.375% 1/15/40	201,000	275,746
CareFusion 6.375% 8/1/19	50,000	59,963
Covidien International Finance
2.80% 6/15/15	100,000	105,295
3.20% 6/15/22	150,000	158,831
4.20% 6/15/20	100,000	112,943
6.00% 10/15/17	25,000	30,766
6.55% 10/15/37	100,000	142,700
DENTSPLY International 2.75% 8/15/16	55,000	56,761
Medtronic
2.625% 3/15/16	100,000	106,248
3.00% 3/15/15	100,000	105,821
3.125% 3/15/22	150,000	160,056
4.50% 3/15/42	100,000	113,541
5.55% 3/15/40	100,000	126,839
5.60% 3/15/19	200,000	243,743
St. Jude Medical 3.75% 7/15/14	200,000	210,735
Stryker
2.00% 9/30/16	45,000	46,960
3.00% 1/15/15	100,000	105,240
4.375% 1/15/20	100,000	115,060
Zimmer Holdings 5.75% 11/30/39	100,000	122,524

		4,726,775

Health Care Providers & Services—0.42%
Aetna
1.75% 5/15/17	100,000	101,369

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Aetna (continued)
4.50% 5/15/42	100,000	$101,942
6.00% 6/15/16	50,000	58,606
6.50% 9/15/18	200,000	249,649
6.625% 6/15/36	100,000	130,748
6.75% 12/15/37	100,000	132,947
AmerisourceBergen 4.875% 11/15/19	200,000	233,454
Cardinal Health
4.625% 12/15/20	100,000	113,977
5.80% 10/15/16	100,000	117,037
CIGNA
2.75% 11/15/16	100,000	105,558
4.00% 2/15/22	250,000	269,977
5.125% 6/15/20	195,000	225,439
5.875% 3/15/41	200,000	235,920
7.875% 5/15/27	25,000	33,221
Coventry Health Care
5.45% 6/15/21	80,000	93,823
6.30% 8/15/14	100,000	109,297
Express Scripts Holding
#144A 2.75% 11/21/14	100,000	103,889
3.125% 5/15/16	200,000	213,460
#144A 3.50% 11/15/16	100,000	108,217
#144A 3.90% 2/15/22	350,000	382,061
#144A 4.75% 11/15/21	200,000	231,846
#144A 6.125% 11/15/41	100,000	130,319
6.25% 6/15/14	100,000	108,977
Humana 7.20% 6/15/18	100,000	121,340
Kaiser Foundation Hospitals
3.50% 4/1/22	50,000	53,063
Laboratory Corporation of America Holdings
2.20% 8/23/17	250,000	255,637
4.625% 11/15/20	150,000	166,732
McKesson
4.75% 3/1/21	300,000	350,119
6.50% 2/15/14	100,000	107,638
Medco Health Solutions 7.125% 3/15/18	225,000	282,841
Quest Diagnostics
3.20% 4/1/16	200,000	212,116
4.75% 1/30/20	60,000	67,225
5.75% 1/30/40	100,000	118,811
UnitedHealth Group
1.875% 11/15/16	500,000	517,046
4.625% 11/15/41	200,000	216,840
4.70% 2/15/21	100,000	116,826
6.00% 2/15/18	200,000	245,923
6.50% 6/15/37	150,000	197,938
6.625% 11/15/37	100,000	134,716
6.875% 2/15/38	100,000	139,310
WellPoint
3.125% 5/15/22	250,000	250,056

LVIP SSgA Bond Index Fund—22

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
WellPoint (continued)
4.35% 8/15/20	100,000	$109,895
4.625% 5/15/42	100,000	101,355
5.25% 1/15/16	100,000	112,218
5.80% 8/15/40	80,000	93,022
5.85% 1/15/36	125,000	145,381
5.875% 6/15/17	50,000	59,547
6.00% 2/15/14	100,000	107,031
6.375% 6/15/37	100,000	124,130
7.00% 2/15/19	100,000	124,914

		8,123,403

Hotels, Restaurants & Leisure–0.11%
Darden Restaurants 6.80% 10/15/37	84,000	103,497
Hyatt Hotels 3.875% 8/15/16	100,000	106,471
International Game Technology
5.50% 6/15/20	100,000	109,559
Marriott International 6.375% 6/15/17	100,000	119,098
McDonald’s
0.75% 5/29/15	250,000	252,555
1.875% 5/29/19	250,000	259,752
2.625% 1/15/22	100,000	105,426
3.625% 5/20/21	100,000	112,973
5.80% 10/15/17	100,000	123,300
6.30% 3/1/38	50,000	71,598
Starbucks 6.25% 8/15/17	100,000	122,069
Wyndham Worldwide 4.25% 3/1/22	300,000	308,912
Yum Brands
3.75% 11/1/21	65,000	70,040
4.25% 9/15/15	50,000	54,281
5.30% 9/15/19	150,000	175,481

		2,095,012

Household Durables–0.18%
Clorox
5.00% 1/15/15	100,000	109,189
5.95% 10/15/17	100,000	120,220
Colgate-Palmolive
1.30% 1/15/17	200,000	204,739
2.30% 5/3/22	100,000	101,535
Energizer Holdings 4.70% 5/19/21	100,000	106,095
Kimberly-Clark
3.875% 3/1/21	45,000	50,899
6.125% 8/1/17	200,000	245,885
6.625% 8/1/37	100,000	147,849
7.50% 11/1/18	100,000	134,060
Leggett & Platt 3.40% 8/15/22	50,000	52,034
MDC Holdings 5.625% 2/1/20	100,000	109,547
Newell Rubbermaid 4.70% 8/15/20	200,000	220,098
Procter & Gamble
0.70% 8/15/14	300,000	302,036

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Household Durables (continued)
Procter & Gamble (continued)
1.80% 11/15/15	250,000	$259,383
2.30% 2/6/22	300,000	307,321
3.15% 9/1/15	100,000	107,851
4.70% 2/15/19	200,000	237,891
4.85% 12/15/15	50,000	56,754
5.50% 2/1/34	100,000	131,830
5.55% 3/5/37	200,000	272,130
Tupperware Brands 4.75% 6/1/21	100,000	106,859
Whirlpool 4.70% 6/1/22	100,000	103,434

		3,487,639

Independent Power Producers & Energy Traders–0.09%
Constellation Energy Group
4.55% 6/15/15	25,000	27,265
Exelon Generation
#144A 4.25% 6/15/22	50,000	53,009
5.35% 1/15/14	100,000	105,446
#144A 5.60% 6/15/42	292,000	314,612
6.20% 10/1/17	25,000	29,788
6.25% 10/1/39	100,000	116,091
Oglethorpe Power 5.95% 11/1/39	100,000	130,259
PSEG Power
4.15% 9/15/21	250,000	271,149
5.125% 4/15/20	60,000	69,142
5.50% 12/1/15	100,000	112,193
Southern Power 4.875% 7/15/15	100,000	110,165
TransAlta
4.75% 1/15/15	100,000	105,439
5.75% 12/15/13	100,000	104,647
6.50% 3/15/40	250,000	261,826

		1,811,031

Industrial Conglomerates–0.13%
3M
1.00% 6/26/17	100,000	100,987
1.375% 9/29/16	250,000	256,756
5.70% 3/15/37	100,000	138,164
6.375% 2/15/28	25,000	34,022
Danaher
1.30% 6/23/14	60,000	60,962
2.30% 6/23/16	100,000	105,350
3.90% 6/23/21	100,000	113,554
5.625% 1/15/18	100,000	120,948
General Electric 5.25% 12/6/17	400,000	473,820
Koninklijke Philips Electronics
3.75% 3/15/22	100,000	108,427
5.00% 3/15/42	100,000	113,151
5.75% 3/11/18	300,000	365,527
6.875% 3/11/38	50,000	69,010
Tyco Electronics Group
3.50% 2/3/22	150,000	153,577

LVIP SSgA Bond Index Fund—23

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Industrial Conglomerates (continued)
Tyco Electronics Group (continued)
5.95% 1/15/14	100,000	$106,621
6.55% 10/1/17	100,000	121,064
Tyco International Finance
8.50% 1/15/19	100,000	132,206

		2,574,146

Insurance–0.88%
ACE INA Holdings
2.60% 11/23/15	150,000	157,335
5.70% 2/15/17	50,000	59,433
5.90% 6/15/19	125,000	154,786
Aegon 4.625% 12/1/15	100,000	109,504
AFLAC
3.45% 8/15/15	100,000	107,397
6.90% 12/17/39	130,000	169,043
8.50% 5/15/19	100,000	134,119
Alleghany 4.95% 6/27/22	100,000	109,176
Allied World Assurance 7.50% 8/1/16	200,000	232,801
Allstate
5.00% 8/15/14	150,000	162,159
5.20% 1/15/42	200,000	240,743
5.35% 6/1/33	250,000	297,488
5.55% 5/9/35	200,000	246,133
7.45% 5/16/19	100,000	131,078
American Financial Group
9.875% 6/15/19	100,000	125,943
American International Group
2.375% 8/24/15	89,000	90,012
3.80% 3/22/17	500,000	538,361
4.25% 9/15/14	200,000	211,402
4.875% 9/15/16	100,000	111,726
5.05% 10/1/15	200,000	219,323
5.85% 1/16/18	300,000	348,785
6.25% 5/1/36	100,000	128,433
6.25% 3/15/37	100,000	101,500
6.40% 12/15/20	200,000	244,020
•8.175% 5/15/58	350,000	430,063
8.25% 8/15/18	234,000	301,633
AON
3.125% 5/27/16	100,000	106,017
3.50% 9/30/15	100,000	106,062
5.00% 9/30/20	100,000	115,408
Assurant 5.625% 2/15/14	100,000	104,287
AXA 8.60% 12/15/30	100,000	121,217
Axis Specialty Finance 5.875% 6/1/20	100,000	112,880
Berkley (W.R.) 7.375% 9/15/19	100,000	121,232
Berkshire Hathaway
1.90% 1/31/17	300,000	310,946
3.40% 1/31/22	300,000	321,243
Berkshire Hathaway Finance
1.50% 1/10/14	100,000	101,500

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Berkshire Hathaway Finance (continued)
1.60% 5/15/17	150,000	$153,660
2.45% 12/15/15	200,000	210,840
3.00% 5/15/22	100,000	103,884
4.25% 1/15/21	100,000	114,126
4.40% 5/15/42	100,000	103,350
4.85% 1/15/15	200,000	219,567
5.40% 5/15/18	50,000	60,355
5.75% 1/15/40	100,000	122,394
Chubb
5.75% 5/15/18	100,000	123,861
6.00% 5/11/37	100,000	135,925
•6.375% 3/29/67	100,000	107,000
Cincinnati Financial 6.92% 5/15/28	100,000	120,988
CNA Financial
5.75% 8/15/21	30,000	34,952
7.35% 11/15/19	120,000	149,115
Delphi Financial Group 7.875% 1/31/20	25,000	30,158
Fidelity National Financial 6.60% 5/15/17	100,000	112,032
Genworth Financial
5.75% 6/15/14	100,000	102,850
6.515% 5/22/18	50,000	50,951
7.625% 9/24/21	100,000	102,228
7.70% 6/15/20	100,000	104,781
Hartford Financial Services Group
5.50% 3/30/20	100,000	113,347
5.95% 10/15/36	250,000	266,944
6.10% 10/1/41	50,000	56,447
6.30% 3/15/18	100,000	116,002
6.625% 3/30/40	100,000	120,872
HCC Insurance Holdings 6.30% 11/15/19	50,000	57,823
#ING US 144A 5.50% 7/15/22	100,000	104,516
Loews 6.00% 2/1/35	100,000	117,987
Manulife Financial 3.40% 9/17/15	100,000	104,782
Markel 7.125% 9/30/19	100,000	120,506
Marsh & McLennan
4.80% 7/15/21	100,000	112,564
5.75% 9/15/15	50,000	55,997
9.25% 4/15/19	100,000	137,746
MetLife
4.75% 2/8/21	200,000	232,203
5.00% 11/24/13	200,000	210,196
5.00% 6/15/15	100,000	111,101
5.70% 6/15/35	50,000	61,650
5.875% 2/6/41	100,000	125,826
6.375% 6/15/34	100,000	130,918
6.40% 12/15/36	100,000	105,408
6.50% 12/15/32	100,000	131,250
6.75% 6/1/16	200,000	239,582
6.817% 8/15/18	400,000	503,948
10.75% 8/1/39	150,000	223,875
PartnerRe Finance B 5.50% 6/1/20	100,000	110,419

LVIP SSgA Bond Index Fund—24

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Primerica 4.75% 7/15/22	100,000	$106,274
Principal Financial Group
8.875% 5/15/19	100,000	133,509
Progressive 3.75% 8/23/21	100,000	111,323
Protective Life
7.375% 10/15/19	50,000	59,640
8.45% 10/15/39	25,000	32,366
Prudential Financial
3.875% 1/14/15	65,000	69,076
5.10% 9/20/14	100,000	108,229
5.50% 3/15/16	200,000	225,357
5.70% 12/14/36	50,000	56,080
•5.875% 9/15/42	250,000	257,188
5.90% 3/17/36	250,000	284,204
6.625% 12/1/37	400,000	499,734
6.625% 6/21/40	200,000	250,524
Reinsurance Group of America
6.45% 11/15/19	90,000	104,672
Swiss Re Solutions Holding
7.00% 2/15/26	100,000	124,191
Torchmark
6.375% 6/15/16	100,000	114,076
9.25% 6/15/19	25,000	33,284
TransAtlantic Holdings 8.00% 11/30/39	100,000	125,185
Travelers
3.90% 11/1/20	100,000	113,213
5.80% 5/15/18	250,000	307,891
5.90% 6/2/19	100,000	124,838
6.25% 6/15/37	100,000	135,268
6.75% 6/20/36	100,000	140,493
Unum Group 7.125% 9/30/16	200,000	232,971
Willis Group Holdings 4.125% 3/15/16	150,000	159,351
Willis North America 7.00% 9/29/19	100,000	119,060
XL Group
5.25% 9/15/14	100,000	106,850
5.75% 10/1/21	100,000	115,299

		16,868,260

Internet & Catalog Retail–0.01%
Expedia 5.95% 8/15/20	100,000	110,473

		110,473

Internet Software & Services–0.05%
eBay
0.875% 10/15/13	35,000	35,115
1.625% 10/15/15	100,000	103,190
2.60% 7/15/22	250,000	252,279
3.25% 10/15/20	100,000	107,757
4.00% 7/15/42	100,000	97,763
Google
1.25% 5/19/14	200,000	203,034

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet Software & Services (continued)
Google (continued)
3.625% 5/19/21	100,000	$112,716

		911,854

IT Services–0.19%
Computer Sciences 6.50% 3/15/18	150,000	174,028
Fiserv
3.125% 6/15/16	100,000	105,246
4.625% 10/1/20	100,000	109,893
HP Enterprise Services 7.45% 10/15/29	25,000	30,186
International Business Machines
1.25% 5/12/14	300,000	304,253
1.25% 2/6/17	350,000	356,150
1.875% 8/1/22	100,000	97,557
1.95% 7/22/16	100,000	104,540
2.00% 1/5/16	100,000	104,549
2.90% 11/1/21	150,000	160,614
5.60% 11/30/39	210,000	281,010
5.70% 9/14/17	450,000	552,154
5.875% 11/29/32	120,000	164,766
6.50% 10/15/13	200,000	212,793
7.625% 10/15/18	300,000	406,915
SAIC
4.45% 12/1/20	100,000	110,055
5.95% 12/1/40	100,000	114,128
Western Union
3.65% 8/22/18	100,000	110,895
5.253% 4/1/20	107,000	125,169
6.50% 2/26/14	100,000	108,101

		3,733,002

Leisure Equipment & Products–0.01%
Hasbro 6.35% 3/15/40	65,000	77,573
Mattel 6.20% 10/1/40	100,000	120,365

		197,938

Life Sciences Tools & Services–0.06%
Agilent Technologies
5.00% 7/15/20	100,000	114,819
5.50% 9/14/15	100,000	112,312
Life Technologies
4.40% 3/1/15	100,000	106,246
6.00% 3/1/20	150,000	178,689
Thermo Fisher Scientific
2.05% 2/21/14	30,000	30,588
3.20% 5/1/15	150,000	158,522
3.20% 3/1/16	140,000	149,393
4.50% 3/1/21	240,000	274,013
4.70% 5/1/20	100,000	114,639

		1,239,221

LVIP SSgA Bond Index Fund—25

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery–0.22%
Caterpillar
0.95% 6/26/15	250,000	$252,618
1.50% 6/26/17	100,000	102,225
2.60% 6/26/22	50,000	51,219
#144A 3.803% 8/15/42	168,000	169,556
3.90% 5/27/21	150,000	170,464
5.20% 5/27/41	150,000	187,348
6.05% 8/15/36	200,000	271,690
7.90% 12/15/18	100,000	135,722
Deere
2.60% 6/8/22	100,000	102,856
3.90% 6/9/42	150,000	155,840
4.375% 10/16/19	350,000	407,269
5.375% 10/16/29	100,000	128,530
Dover
4.30% 3/1/21	100,000	115,944
4.875% 10/15/15	50,000	55,770
5.375% 3/1/41	100,000	131,819
6.60% 3/15/38	25,000	36,935
Eaton
5.95% 3/20/14	100,000	107,487
6.95% 3/20/19	50,000	64,544
Harsco 2.70% 10/15/15	100,000	100,776
Illinois Tool Works
3.375% 9/15/21	60,000	64,626
3.90% 9/1/42	150,000	152,078
4.875% 9/15/41	100,000	117,580
6.25% 4/1/19	100,000	126,027
Ingersoll-Rand Global Holding
9.50% 4/15/14	300,000	337,889
Joy Global 5.125% 10/15/21	80,000	88,932
Parker Hannifin 6.25% 5/15/38	50,000	70,037
Pentair 5.00% 5/15/21	200,000	225,600
Snap-on 6.125% 9/1/21	50,000	61,688
Stanley Black & Decker 5.20% 9/1/40	100,000	114,882
Xylem 3.55% 9/20/16	100,000	106,955

		4,214,906

Media–1.07%
CBS
3.375% 3/1/22	100,000	104,685
4.85% 7/1/42	150,000	159,468
7.875% 7/30/30	200,000	272,770
8.875% 5/15/19	200,000	268,434
Comcast
3.125% 7/15/22	100,000	103,962
4.65% 7/15/42	24,000	25,777
5.15% 3/1/20	300,000	357,452
5.70% 5/15/18	200,000	243,552
5.70% 7/1/19	200,000	245,163
5.90% 3/15/16	150,000	174,435
6.40% 3/1/40	200,000	261,747

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast (continued)
6.45% 3/15/37	200,000	$258,490
6.50% 1/15/15	200,000	225,384
6.50% 1/15/17	200,000	242,564
6.50% 11/15/35	200,000	259,122
6.95% 8/15/37	250,000	341,502
7.05% 3/15/33	500,000	657,957
COX Communications 5.45% 12/15/14	200,000	220,076
DIRECTV Holdings
3.125% 2/15/16	100,000	105,358
3.55% 3/15/15	295,000	312,621
3.80% 3/15/22	200,000	206,221
4.60% 2/15/21	300,000	328,943
5.00% 3/1/21	200,000	224,446
5.15% 3/15/42	150,000	153,188
5.20% 3/15/20	65,000	74,008
5.875% 10/1/19	40,000	47,119
6.00% 8/15/40	200,000	223,681
6.35% 3/15/40	50,000	58,427
6.375% 3/1/41	350,000	411,196
Discovery Communications
3.30% 5/15/22	150,000	156,128
3.70% 6/1/15	100,000	107,036
4.375% 6/15/21	100,000	112,395
4.95% 5/15/42	250,000	273,462
5.625% 8/15/19	200,000	241,700
Disney (Walt)
1.125% 2/15/17	250,000	253,080
1.35% 8/16/16	200,000	204,745
3.75% 6/1/21	200,000	226,479
4.125% 12/1/41	100,000	111,537
4.50% 12/15/13	300,000	314,950
6.00% 7/17/17	150,000	184,690
Grupo Televisa
6.625% 1/15/40	100,000	132,927
8.50% 3/11/32	200,000	294,319
Historic TW 6.625% 5/15/29	300,000	377,222
Interpublic Group 4.00% 3/15/22	70,000	73,473
McGraw-Hill 6.55% 11/15/37	100,000	121,029
NBC Universal Media
3.65% 4/30/15	275,000	294,329
4.375% 4/1/21	200,000	227,195
5.15% 4/30/20	270,000	320,485
5.95% 4/1/41	200,000	245,902
6.40% 4/30/40	200,000	254,771
News America
#144A 3.00% 9/15/22	200,000	202,200
4.50% 2/15/21	150,000	169,591
5.30% 12/15/14	125,000	137,631
5.65% 8/15/20	300,000	357,832
6.15% 3/1/37	30,000	36,074

LVIP SSgA Bond Index Fund—26

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
News America (continued)
6.15% 2/15/41	200,000	$249,904
6.40% 12/15/35	300,000	372,976
6.65% 11/15/37	50,000	63,663
6.90% 8/15/39	100,000	130,215
8.15% 10/17/36	100,000	137,606
Omnicom Group
3.625% 5/1/22	100,000	105,834
4.45% 8/15/20	35,000	39,020
6.25% 7/15/19	250,000	307,063
Reed Elsevier Capital 8.625% 1/15/19	100,000	128,596
Thomson Reuters
4.70% 10/15/19	100,000	115,418
6.50% 7/15/18	150,000	189,806
Time Warner
3.15% 7/15/15	300,000	320,369
4.70% 1/15/21	100,000	115,057
4.875% 3/15/20	200,000	231,337
5.375% 10/15/41	250,000	285,652
5.875% 11/15/16	150,000	178,036
6.10% 7/15/40	100,000	124,463
6.25% 3/29/41	200,000	254,324
6.50% 11/15/36	100,000	127,316
7.625% 4/15/31	325,000	455,279
7.70% 5/1/32	130,000	183,095
Time Warner Cable
3.50% 2/1/15	50,000	53,139
5.00% 2/1/20	145,000	168,371
5.50% 9/1/41	100,000	113,592
5.85% 5/1/17	200,000	238,476
5.875% 11/15/40	100,000	118,030
6.55% 5/1/37	200,000	252,179
6.75% 7/1/18	300,000	377,755
6.75% 6/15/39	100,000	130,788
7.30% 7/1/38	150,000	204,766
7.50% 4/1/14	100,000	109,831
8.25% 2/14/14	100,000	110,091
8.25% 4/1/19	500,000	672,001
Time Warner Entertainment
8.375% 3/15/23	250,000	352,874
8.375% 7/15/33	200,000	291,611
Viacom
1.25% 2/27/15	100,000	101,103
3.125% 6/15/22	50,000	51,750
3.50% 4/1/17	100,000	109,405
5.625% 9/15/19	400,000	481,778
6.875% 4/30/36	250,000	331,267
WPP Finance 8.00% 9/15/14	100,000	112,310
WPP Finance 2010 4.75% 11/21/21	100,000	109,762

		20,604,838

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Metals & Mining–0.66%
Alcoa
5.87% 2/23/22	150,000	$161,632
5.95% 2/1/37	100,000	100,362
6.15% 8/15/20	200,000	221,061
6.75% 7/15/18	100,000	115,646
Allegheny Technologies
5.95% 1/15/21	50,000	55,284
9.375% 6/1/19	100,000	129,370
AngloGold Ashanti Holdings
5.375% 4/15/20	25,000	26,291
6.50% 4/15/40	10,000	10,132
ArcelorMittal
4.00% 8/5/15	100,000	99,434
4.75% 2/25/17	100,000	98,182
6.125% 6/1/18	50,000	49,731
6.50% 2/25/22	300,000	296,004
7.25% 10/15/39	300,000	275,205
9.25% 2/15/15	100,000	110,059
10.10% 6/1/19	550,000	634,321
Barrick Australia Finance
5.95% 10/15/39	100,000	116,620
Barrick Gold
1.75% 5/30/14	60,000	60,912
2.90% 5/30/16	100,000	105,085
3.85% 4/1/22	250,000	262,963
6.95% 4/1/19	100,000	124,071
Barrick North America Finance
4.40% 5/30/21	200,000	217,986
5.70% 5/30/41	100,000	114,939
7.50% 9/15/38	25,000	34,070
BHP Billiton Finance USA
1.125% 11/21/14	250,000	253,338
1.625% 2/24/17	350,000	357,749
1.875% 11/21/16	250,000	259,072
3.25% 11/21/21	250,000	265,600
4.125% 2/24/42	150,000	160,491
5.25% 12/15/15	100,000	113,918
5.40% 3/29/17	100,000	117,168
5.50% 4/1/14	100,000	107,303
6.50% 4/1/19	150,000	191,212
Cliffs Natural Resources
4.80% 10/1/20	155,000	152,356
6.25% 10/1/40	100,000	98,172
Freeport-McMoRan Copper & Gold
1.40% 2/13/15	250,000	251,947
3.55% 3/1/22	300,000	300,900
Newmont Mining
3.50% 3/15/22	150,000	152,461
4.875% 3/15/42	150,000	154,343
5.125% 10/1/19	180,000	205,655
6.25% 10/1/39	100,000	118,559

LVIP SSgA Bond Index Fund—27

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Metals & Mining (continued)
Nucor
4.125% 9/15/22	100,000	$113,650
5.75% 12/1/17	50,000	60,828
5.85% 6/1/18	100,000	120,882
Rio Tinto Alcan 6.125% 12/15/33	150,000	191,714
Rio Tinto Finance USA
2.50% 5/20/16	100,000	104,511
2.875% 8/21/22	250,000	249,419
3.50% 11/2/20	500,000	528,411
3.75% 9/20/21	150,000	160,097
4.125% 5/20/21	200,000	221,611
5.20% 11/2/40	100,000	115,831
6.50% 7/15/18	250,000	311,812
7.125% 7/15/28	75,000	101,262
8.95% 5/1/14	390,000	439,500
9.00% 5/1/19	100,000	136,921
Southern Copper
5.375% 4/16/20	125,000	141,145
6.75% 4/16/40	110,000	127,623
Teck Resources
4.50% 1/15/21	100,000	105,936
4.75% 1/15/22	104,000	111,561
5.20% 3/1/42	250,000	235,957
6.00% 8/15/40	100,000	105,734
6.25% 7/15/41	201,000	219,520
Vale Overseas
4.375% 1/11/22	100,000	105,616
4.625% 9/15/20	100,000	107,124
5.625% 9/15/19	300,000	339,005
5.625% 9/11/42	400,000	408,928
6.25% 1/11/16	100,000	113,276
6.25% 1/23/17	250,000	290,366
6.875% 11/21/36	350,000	407,007
6.875% 11/10/39	170,000	199,132
Xstrata Canada 5.375% 6/1/15	100,000	109,020

		12,663,003

Multiline Retail–0.15%
Family Dollar Stores 5.00% 2/1/21	100,000	108,107
Kohl’s
6.00% 1/15/33	100,000	117,001
6.25% 12/15/17	50,000	61,172
Macy’s Retail Holdings
5.125% 1/15/42	100,000	109,664
5.75% 7/15/14	90,000	97,595
5.90% 12/1/16	150,000	175,287
6.70% 7/15/34	150,000	178,211
6.90% 4/1/29	150,000	177,438
Nordstrom
4.75% 5/1/20	100,000	116,478
6.75% 6/1/14	100,000	110,122
7.00% 1/15/38	100,000	146,174

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Multiline Retail (continued)
Target
2.90% 1/15/22	300,000	$318,526
3.875% 7/15/20	100,000	114,209
5.875% 7/15/16	100,000	118,311
6.00% 1/15/18	250,000	310,278
6.50% 10/15/37	200,000	281,779
7.00% 1/15/38	250,000	368,022

		2,908,374

Multi-Utilities–0.31%
Alliant Energy 4.00% 10/15/14	50,000	52,427
Ameren 8.875% 5/15/14	100,000	111,280
American Water Capital 6.085% 10/15/17	100,000	119,536
Avista 5.125% 4/1/22	30,000	36,303
CenterPoint Energy 5.95% 2/1/17	100,000	117,260
Consolidated Edison New York
5.375% 12/15/15	100,000	114,141
5.50% 12/1/39	250,000	324,580
5.70% 6/15/40	100,000	133,602
5.85% 3/15/36	100,000	132,735
6.30% 8/15/37	20,000	28,237
6.75% 4/1/38	25,000	37,292
7.125% 12/1/18	200,000	262,699
Delmarva Power & Light 4.00% 6/1/42	100,000	105,540
Dominion Resources
4.45% 3/15/21	100,000	115,082
4.90% 8/1/41	60,000	69,743
5.15% 7/15/15	150,000	167,337
5.20% 8/15/19	80,000	95,317
5.95% 6/15/35	25,000	31,612
6.40% 6/15/18	76,000	94,917
8.875% 1/15/19	100,000	136,417
DTE Energy
6.35% 6/1/16	50,000	59,162
7.625% 5/15/14	100,000	110,691
KeySpan 8.00% 11/15/30	25,000	34,454
MidAmerican Energy Holdings
5.75% 4/1/18	100,000	120,362
5.95% 5/15/37	125,000	157,214
6.50% 9/15/37	100,000	134,380
National Grid 6.30% 8/1/16	100,000	116,421
NiSource Finance
3.85% 2/15/23	50,000	52,556
5.25% 2/15/43	59,000	66,103
5.40% 7/15/14	150,000	160,872
5.45% 9/15/20	125,000	147,368
6.125% 3/1/22	100,000	123,037
6.40% 3/15/18	100,000	122,455
NSTAR 4.50% 11/15/19	110,000	125,320
Puget Sound Energy
4.434% 11/15/41	100,000	113,186

LVIP SSgA Bond Index Fund—28

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Multi-Utilities (continued)
Puget Sound Energy (continued)
5.638% 4/15/41	80,000	$104,787
5.764% 7/15/40	50,000	66,331
5.795% 3/15/40	100,000	134,004
San Diego Gas & Electric
3.00% 8/15/21	375,000	401,792
6.00% 6/1/39	110,000	154,029
SCANA 6.25% 4/1/20	100,000	116,472
Sempra Energy
2.00% 3/15/14	100,000	101,632
6.00% 10/15/39	125,000	162,583
6.15% 6/15/18	25,000	30,962
6.50% 6/1/16	230,000	274,105
United Utilities 5.375% 2/1/19	100,000	109,888
Veolia Environnement 6.00% 6/1/18	250,000	291,788

		5,878,011

Office Electronics–0.05%
Xerox
2.95% 3/15/17	250,000	258,583
4.25% 2/15/15	100,000	106,266
4.50% 5/15/21	95,000	101,123
6.35% 5/15/18	150,000	176,324
6.40% 3/15/16	100,000	114,463
8.25% 5/15/14	225,000	249,681

		1,006,440

Oil, Gas & Consumable Fuels–2.13%
Anadarko Petroleum
5.95% 9/15/16	100,000	115,974
6.20% 3/15/40	100,000	122,978
6.375% 9/15/17	300,000	362,079
6.45% 9/15/36	150,000	186,463
7.625% 3/15/14	100,000	109,337
7.95% 6/15/39	200,000	289,465
8.70% 3/15/19	100,000	134,299
Apache
1.75% 4/15/17	50,000	51,687
3.25% 4/15/22	100,000	107,711
4.75% 4/15/43	100,000	114,748
5.10% 9/1/40	200,000	240,939
5.25% 2/1/42	100,000	123,237
5.625% 1/15/17	200,000	238,528
6.00% 1/15/37	50,000	66,753
Boardwalk Pipelines 5.75% 9/15/19	100,000	110,000
Buckeye Partners
4.875% 2/1/21	260,000	266,476
5.50% 8/15/19	50,000	54,113
Burlington Resources Finance
7.20% 8/15/31	100,000	143,087
Canadian Natural Resources
1.45% 11/14/14	300,000	304,935

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources (continued)
5.85% 2/1/35	200,000	$242,859
5.90% 2/1/18	100,000	121,378
6.25% 3/15/38	150,000	196,631
Cenovus Energy
3.00% 8/15/22	250,000	256,848
4.50% 9/15/14	100,000	107,316
5.70% 10/15/19	100,000	121,875
6.75% 11/15/39	200,000	271,197
Chevron
3.95% 3/3/14	200,000	210,034
4.95% 3/3/19	100,000	121,425
ConocoPhillips
4.60% 1/15/15	300,000	327,651
4.75% 2/1/14	52,000	54,946
5.75% 2/1/19	200,000	248,911
5.90% 5/15/38	150,000	200,655
6.00% 1/15/20	200,000	256,904
6.50% 2/1/39	280,000	404,422
ConocoPhillips Canada Funding I
5.625% 10/15/16	100,000	118,687
5.95% 10/15/36	100,000	130,095
ConocoPhillips Holding 6.95% 4/15/29	200,000	283,833
DCP Midstream Operating 4.95% 4/1/22	100,000	105,326
Devon Energy
1.875% 5/15/17	100,000	102,048
3.25% 5/15/22	150,000	156,383
4.00% 7/15/21	100,000	110,153
4.75% 5/15/42	100,000	107,585
5.60% 7/15/41	200,000	238,201
5.625% 1/15/14	100,000	106,340
6.30% 1/15/19	100,000	124,319
7.95% 4/15/32	100,000	148,061
Devon Financing 7.875% 9/30/31	25,000	36,432
Ecopetrol 7.625% 7/23/19	200,000	257,000
El Paso Natural Gas
5.95% 4/15/17	100,000	115,606
8.375% 6/15/32	100,000	144,631
El Paso Pipeline Partners Operating
5.00% 10/1/21	250,000	276,588
Enbridge
5.60% 4/1/17	100,000	115,928
5.80% 6/15/14	100,000	108,131
Enbridge Energy Partners
5.20% 3/15/20	100,000	114,502
7.50% 4/15/38	300,000	400,458
9.875% 3/1/19	50,000	68,188
EnCana
5.90% 12/1/17	50,000	59,497
6.50% 2/1/38	100,000	121,551
6.625% 8/15/37	250,000	303,729
7.20% 11/1/31	50,000	62,419

LVIP SSgA Bond Index Fund—29

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
EnCana Holdings Finance 5.80% 5/1/14	265,000	$284,144
Energen 4.625% 9/1/21	100,000	104,171
Energy Transfer
5.20% 2/1/22	250,000	277,834
5.95% 2/1/15	300,000	329,528
7.50% 7/1/38	200,000	237,839
Enterprise Products Operating
3.20% 2/1/16	100,000	105,507
4.05% 2/15/22	100,000	109,526
4.45% 2/15/43	250,000	248,297
4.85% 8/15/42	200,000	206,708
5.20% 9/1/20	100,000	117,995
5.25% 1/31/20	100,000	117,334
5.70% 2/15/42	150,000	173,987
5.95% 2/1/41	100,000	118,731
6.125% 10/15/39	50,000	60,309
6.30% 9/15/17	100,000	121,765
6.50% 1/31/19	100,000	124,175
7.55% 4/15/38	100,000	134,563
9.75% 1/31/14	100,000	111,422
EOG Resources
2.625% 3/15/23	400,000	405,232
2.95% 6/1/15	200,000	211,391
4.40% 6/1/20	150,000	173,008
5.625% 6/1/19	100,000	122,976
6.875% 10/1/18	25,000	31,551
EQT
4.875% 11/15/21	100,000	105,359
8.125% 6/1/19	75,000	90,914
Hess
5.60% 2/15/41	200,000	232,871
7.00% 2/15/14	100,000	108,388
7.125% 3/15/33	100,000	132,575
7.30% 8/15/31	250,000	335,613
Husky Energy
3.95% 4/15/22	150,000	160,939
5.90% 6/15/14	100,000	108,602
7.25% 12/15/19	125,000	160,923
Kerr-McGee 6.95% 7/1/24	100,000	129,368
Kinder Morgan Energy Partners
3.95% 9/1/22	100,000	107,639
5.00% 12/15/13	150,000	157,479
5.00% 8/15/42	250,000	260,599
5.30% 9/15/20	250,000	291,899
5.625% 2/15/15	165,000	181,482
5.80% 3/15/35	150,000	169,557
5.95% 2/15/18	50,000	60,264
6.50% 9/1/39	100,000	121,357
6.55% 9/15/40	200,000	246,715
7.75% 3/15/32	200,000	260,441
Magellan Midstream Partners
4.25% 2/1/21	150,000	164,161

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Magellan Midstream Partners (continued)
6.55% 7/15/19	50,000	$61,641
Marathon Oil
5.90% 3/15/18	200,000	242,535
6.60% 10/1/37	100,000	133,876
Marathon Petroleum
3.50% 3/1/16	255,000	270,609
5.125% 3/1/21	135,000	156,052
6.50% 3/1/41	145,000	178,264
Nexen
6.20% 7/30/19	130,000	157,712
6.40% 5/15/37	50,000	63,689
7.50% 7/30/39	200,000	286,008
Noble Energy
4.15% 12/15/21	100,000	108,216
6.00% 3/1/41	135,000	164,033
8.25% 3/1/19	100,000	129,650
Noble Holding International
2.50% 3/15/17	100,000	103,253
3.45% 8/1/15	200,000	211,709
3.95% 3/15/22	100,000	105,139
6.20% 8/1/40	125,000	145,912
7.375% 3/15/14	50,000	54,451
Occidental Petroleum
1.50% 2/15/18	100,000	101,907
2.50% 2/1/16	200,000	211,230
2.70% 2/15/23	100,000	103,022
3.125% 2/15/22	150,000	161,637
4.10% 2/1/21	100,000	115,519
4.125% 6/1/16	150,000	167,457
ONEOK Partners
6.125% 2/1/41	100,000	120,554
6.15% 10/1/16	50,000	58,374
6.65% 10/1/36	100,000	119,578
8.625% 3/1/19	100,000	131,473
Pemex Project Funding Master Trust
6.625% 6/15/35	250,000	315,000
Petrobras International Finance
2.875% 2/6/15	500,000	515,163
3.50% 2/6/17	600,000	629,000
3.875% 1/27/16	500,000	531,405
5.375% 1/27/21	200,000	226,354
5.75% 1/20/20	200,000	228,960
5.875% 3/1/18	200,000	228,852
6.875% 1/20/40	200,000	252,388
7.875% 3/15/19	400,000	504,432
Petro-Canada
5.95% 5/15/35	200,000	245,065
6.80% 5/15/38	100,000	136,823
9.25% 10/15/21	50,000	72,284
Petrohawk Energy 6.25% 6/1/19	100,000	112,780

LVIP SSgA Bond Index Fund—30

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos
4.875% 3/15/15	300,000	$323,250
4.875% 1/24/22	500,000	566,250
5.50% 1/21/21	150,000	176,625
5.50% 6/27/44	250,000	275,625
6.00% 3/5/20	260,000	312,000
6.50% 6/2/41	650,000	813,475
8.00% 5/3/19	300,000	394,050
Phillips 66
#144A 2.95% 5/1/17	450,000	476,564
#144A 5.875% 5/1/42	250,000	297,977
Pioneer Natural Resources 3.95% 7/15/22	100,000	106,439
Plains All American Pipeline
3.65% 6/1/22	200,000	212,745
3.95% 9/15/15	200,000	217,455
6.65% 1/15/37	125,000	161,339
8.75% 5/1/19	150,000	201,965
Shell International Finance
2.375% 8/21/22	250,000	252,930
3.10% 6/28/15	100,000	106,963
3.25% 9/22/15	200,000	216,234
4.00% 3/21/14	600,000	631,147
4.30% 9/22/19	200,000	234,011
4.375% 3/25/20	75,000	87,985
5.50% 3/25/40	100,000	132,533
6.375% 12/15/38	200,000	289,118
#Southwestern Energy 144A 4.10% 3/15/22	200,000	212,695
Spectra Energy Capital
2.95% 6/15/16	100,000	103,236
5.65% 3/1/20	100,000	118,130
5.668% 8/15/14	200,000	216,579
7.50% 9/15/38	50,000	68,322
Statoil
2.90% 10/15/14	200,000	209,964
3.15% 1/23/22	200,000	214,129
3.875% 4/15/14	250,000	262,999
5.10% 8/17/40	200,000	249,195
5.25% 4/15/19	250,000	304,106
7.15% 1/15/29	25,000	35,974
Suncor Energy
6.10% 6/1/18	300,000	370,455
6.50% 6/15/38	150,000	199,565
6.85% 6/1/39	100,000	138,403
7.15% 2/1/32	25,000	34,323
Sunoco Logistics Partners Operations
6.85% 2/15/40	100,000	115,204
Talisman Energy
3.75% 2/1/21	500,000	522,481
7.75% 6/1/19	125,000	159,110
Tennessee Gas Pipeline 7.625% 4/1/37	150,000	210,967
Tosco 8.125% 2/15/30	100,000	152,252

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Total Capital
2.30% 3/15/16	100,000	$104,907
3.00% 6/24/15	100,000	106,496
3.125% 10/2/15	100,000	107,449
4.125% 1/28/21	100,000	114,164
4.45% 6/24/20	100,000	116,303
Total Capital Canada 1.625% 1/28/14	220,000	223,549
Total Capital International
1.55% 6/28/17	150,000	152,987
2.70% 1/25/23	200,000	204,314
2.875% 2/17/22	200,000	208,413
TransCanada PipeLines
0.875% 3/2/15	140,000	141,376
3.40% 6/1/15	200,000	214,249
3.80% 10/1/20	100,000	112,514
4.875% 1/15/15	50,000	54,752
6.10% 6/1/40	100,000	138,917
6.50% 8/15/18	200,000	251,257
7.25% 8/15/38	100,000	148,436
7.625% 1/15/39	250,000	388,140
#Transcontinental Gas Pipe Line 144A
4.45% 8/1/42	100,000	102,653
Valero Energy
4.50% 2/1/15	45,000	48,525
6.125% 2/1/20	65,000	79,072
6.625% 6/15/37	150,000	181,644
7.50% 4/15/32	100,000	127,410
9.375% 3/15/19	200,000	271,985
Western Gas Partners 4.00% 7/1/22	150,000	156,709
Williams 8.75% 3/15/32	109,000	151,621
Williams Partners
3.80% 2/15/15	200,000	212,178
4.00% 11/15/21	100,000	107,823
5.25% 3/15/20	200,000	232,128
6.30% 4/15/40	170,000	213,583
XTO Energy
5.75% 12/15/13	100,000	106,266
6.50% 12/15/18	100,000	132,016

		40,875,301

Paper & Forest Products–0.09%
Celulosa Arauco Y Constitucion
5.00% 1/21/21	100,000	106,073
5.625% 4/20/15	100,000	108,653
Domtar 4.40% 4/1/22	100,000	102,587
Georgia-Pacific 8.00% 1/15/24	250,000	341,938
International Paper
4.75% 2/15/22	100,000	113,766
6.00% 11/15/41	35,000	42,809
7.30% 11/15/39	100,000	132,824
7.50% 8/15/21	80,000	105,195
7.95% 6/15/18	300,000	386,580

LVIP SSgA Bond Index Fund—31

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Paper & Forest Products (continued)
International Paper (continued)
9.375% 5/15/19	100,000	$135,400
Plum Creek Timberlands 4.70% 3/15/21	100,000	106,734

		1,682,559

Personal Products–0.01%
Avon Products
5.625% 3/1/14	100,000	105,039
6.50% 3/1/19	100,000	111,191

		216,230

Pharmaceuticals–0.75%
Abbott Laboratories
5.125% 4/1/19	200,000	241,240
5.30% 5/27/40	100,000	129,798
5.60% 11/30/17	350,000	430,009
5.875% 5/15/16	500,000	589,549
6.00% 4/1/39	100,000	140,741
6.15% 11/30/37	100,000	140,069
Allergan 5.75% 4/1/16	100,000	116,208
AstraZeneca
4.00% 9/18/42	150,000	154,221
5.90% 9/15/17	350,000	430,395
6.45% 9/15/37	250,000	343,124
Bristol-Myers Squibb
2.00% 8/1/22	100,000	97,442
5.45% 5/1/18	150,000	182,332
5.875% 11/15/36	195,000	256,631
6.125% 5/1/38	103,000	142,776
GlaxoSmithKline Capital
0.75% 5/8/15	250,000	251,656
1.50% 5/8/17	250,000	254,617
2.85% 5/8/22	250,000	260,200
5.375% 4/15/34	100,000	124,014
5.65% 5/15/18	350,000	431,414
6.375% 5/15/38	300,000	429,477
Hospira
5.90% 6/15/14	300,000	322,409
6.05% 3/30/17	25,000	28,936
6.40% 5/15/15	15,000	16,763
Johnson & Johnson
2.15% 5/15/16	400,000	421,897
2.95% 9/1/20	100,000	108,736
3.55% 5/15/21	100,000	113,635
4.85% 5/15/41	100,000	128,974
5.15% 7/15/18	250,000	307,255
5.85% 7/15/38	100,000	142,255
Lilly (Eli)
4.20% 3/6/14	100,000	105,401
5.20% 3/15/17	140,000	166,221
5.50% 3/15/27	100,000	129,933
5.95% 11/15/37	100,000	136,370

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Merck
1.10% 1/31/18	150,000	$150,566
2.25% 1/15/16	100,000	105,079
3.60% 9/15/42	100,000	100,889
3.875% 1/15/21	100,000	114,147
4.00% 6/30/15	200,000	219,134
4.75% 3/1/15	150,000	165,340
5.00% 6/30/19	100,000	121,203
5.85% 6/30/39	100,000	137,547
6.00% 9/15/17	50,000	61,943
6.40% 3/1/28	50,000	69,262
6.50% 12/1/33	200,000	290,643
6.55% 9/15/37	200,000	296,984
Novartis Capital
2.40% 9/21/22	250,000	253,510
2.90% 4/24/15	200,000	212,532
3.70% 9/21/42	150,000	155,795
4.125% 2/10/14	100,000	105,013
4.40% 4/24/20	100,000	118,129
Novartis Securities Investment
5.125% 2/10/19	400,000	481,315
Pfizer
4.50% 2/15/14	50,000	52,802
5.35% 3/15/15	200,000	223,731
6.20% 3/15/19	400,000	510,303
7.20% 3/15/39	300,000	471,922
Sanofi-Aventis
1.625% 3/28/14	100,000	101,806
2.625% 3/29/16	150,000	158,883
4.00% 3/29/21	200,000	228,870
Teva Pharmaceutical Finance
1.70% 11/10/14	250,000	255,923
3.65% 11/10/21	250,000	271,532
5.55% 2/1/16	100,000	114,179
6.15% 2/1/36	100,000	132,571
Watson Pharmaceuticals
5.00% 8/15/14	40,000	42,940
6.125% 8/15/19	45,000	55,035
Wyeth
5.50% 2/1/14	100,000	106,850
5.50% 2/15/16	650,000	752,908
5.95% 4/1/37	200,000	272,035
6.00% 2/15/36	100,000	135,554
6.50% 2/1/34	100,000	139,374

		14,460,947

Professional Services–0.01%
Dun & Bradstreet 2.875% 11/15/15	55,000	56,559
Equifax 4.45% 12/1/14	50,000	52,943

		109,502

LVIP SSgA Bond Index Fund—32

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts–0.44%
American Tower
4.625% 4/1/15	250,000	$269,486
4.70% 3/15/22	100,000	109,904
5.05% 9/1/20	100,000	111,785
5.90% 11/1/21	65,000	77,252
AvalonBay Communities 6.10% 3/15/20	100,000	122,336
BioMed Realty 3.85% 4/15/16	100,000	105,276
Boston Properties
3.70% 11/15/18	100,000	108,576
4.125% 5/15/21	250,000	271,467
5.00% 6/1/15	100,000	109,417
5.875% 10/15/19	100,000	119,775
BRE Properties 3.375% 1/15/23	250,000	249,201
Camden Property Trust 4.625% 6/15/21	100,000	112,452
CommonWealth REIT 5.75% 11/1/15	100,000	106,558
Digital Realty Trust
4.50% 7/15/15	100,000	107,062
5.25% 3/15/21	100,000	111,450
Duke Realty
4.375% 6/15/22	100,000	105,651
6.75% 3/15/20	50,000	60,167
7.375% 2/15/15	100,000	112,403
Entertainment Properties Trust
5.75% 8/15/22	100,000	104,025
Equity One 6.25% 12/15/14	50,000	54,828
ERP Operating
4.75% 7/15/20	100,000	114,564
5.125% 3/15/16	100,000	112,733
6.584% 4/13/15	250,000	283,360
HCP
2.70% 2/1/14	60,000	61,280
3.75% 2/1/16	55,000	58,417
3.75% 2/1/19	100,000	104,978
5.375% 2/1/21	200,000	228,554
5.65% 12/15/13	250,000	263,937
Health Care REIT
3.625% 3/15/16	100,000	105,638
5.25% 1/15/22	100,000	112,816
6.125% 4/15/20	135,000	157,199
6.20% 6/1/16	50,000	56,456
Healthcare Realty Trust
5.75% 1/15/21	200,000	220,573
6.50% 1/17/17	100,000	114,076
Hospitality Properties Trust
5.625% 3/15/17	100,000	108,312
7.875% 8/15/14	100,000	108,098
Kilroy Realty 4.80% 7/15/18	100,000	110,667
Kimco Realty 6.875% 10/1/19	150,000	184,175
Liberty Property
4.125% 6/15/22	50,000	52,446
5.50% 12/15/16	100,000	111,942
6.625% 10/1/17	50,000	59,661

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Mack-Cali Realty 7.75% 8/15/19	100,000	$123,793
National Retail Properties 5.50% 7/15/21	100,000	113,757
Omega Healthcare Investors
6.75% 10/15/22	100,000	111,000
ProLogis
4.50% 8/15/17	100,000	107,743
6.25% 3/15/17	50,000	57,311
6.625% 5/15/18	100,000	119,626
6.875% 3/15/20	11,000	13,369
7.625% 8/15/14	50,000	54,889
Realty Income
5.75% 1/15/21	100,000	116,688
5.875% 3/15/35	50,000	57,403
Regency Centers 4.80% 4/15/21	100,000	110,590
Senior Housing Properties Trust
4.30% 1/15/16	100,000	103,124
Simon Property Group
3.375% 3/15/22	150,000	157,801
4.20% 2/1/15	180,000	191,793
5.25% 12/1/16	200,000	229,334
5.65% 2/1/20	100,000	120,508
6.75% 2/1/40	300,000	418,013
10.35% 4/1/19	200,000	288,183
UDR
4.25% 6/1/18	100,000	111,039
4.625% 1/10/22	100,000	110,575
Ventas Realty
4.00% 4/30/19	200,000	213,967
4.75% 6/1/21	100,000	110,095
Vornado Realty 4.25% 4/1/15	100,000	105,741
Washington Real Estate Investment Trust
3.95% 10/15/22	100,000	101,525

		8,506,820

Road & Rail–0.30%
Burlington Northern Santa Fe
3.05% 3/15/22	150,000	155,344
3.45% 9/15/21	200,000	214,420
4.10% 6/1/21	100,000	111,055
4.40% 3/15/42	100,000	106,092
4.95% 9/15/41	100,000	114,177
5.05% 3/1/41	100,000	116,020
5.65% 5/1/17	150,000	179,519
6.15% 5/1/37	100,000	130,794
7.95% 8/15/30	100,000	142,958
Canadian National Railway
5.55% 3/1/19	200,000	244,358
5.85% 11/15/17	150,000	181,303
6.20% 6/1/36	100,000	137,407
6.25% 8/1/34	100,000	140,180
Canadian Pacific Railway
4.45% 3/15/23	100,000	109,796

LVIP SSgA Bond Index Fund—33

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Road & Rail (continued)
Canadian Pacific Railway (continued)
7.125% 10/15/31	150,000	$193,394
7.25% 5/15/19	65,000	81,411
Con-way 7.25% 1/15/18	100,000	117,217
CSX
3.70% 10/30/20	100,000	108,252
4.40% 3/1/43	200,000	206,043
6.15% 5/1/37	120,000	153,671
6.22% 4/30/40	100,000	131,400
6.25% 4/1/15	275,000	313,537
7.375% 2/1/19	100,000	128,147
Norfolk Southern
#144A 2.903% 2/15/23	121,000	123,034
3.00% 4/1/22	118,000	122,726
3.25% 12/1/21	100,000	105,369
4.837% 10/1/41	111,000	128,097
5.90% 6/15/19	100,000	121,940
6.00% 5/23/11	100,000	121,010
7.70% 5/15/17	240,000	303,464
Ryder System
2.50% 3/1/17	200,000	203,651
3.15% 3/2/15	115,000	119,112
5.85% 11/1/16	100,000	114,635
Union Pacific
4.00% 2/1/21	65,000	73,267
4.163% 7/15/22	190,000	216,965
4.75% 9/15/41	200,000	226,412
6.125% 2/15/20	200,000	249,839
6.15% 5/1/37	25,000	32,150

		5,778,166

Semiconductors & Semiconductor Equipment–0.12%
Analog Devices
3.00% 4/15/16	100,000	107,842
5.00% 7/1/14	50,000	53,989
Applied Materials 5.85% 6/15/41	100,000	125,970
#Broadcom 144A 2.50% 8/15/22	250,000	249,953
Intel
1.95% 10/1/16	200,000	210,179
3.30% 10/1/21	254,000	276,428
4.80% 10/1/41	172,000	202,033
KLA-Tencor 6.90% 5/1/18	100,000	120,821
National Semiconductor
3.95% 4/15/15	100,000	108,587
6.60% 6/15/17	250,000	313,109
Texas Instruments
0.45% 8/3/15	250,000	249,417
1.65% 8/3/19	100,000	100,632
2.375% 5/16/16	100,000	105,839

		2,224,799

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software–0.21%
Adobe Systems
3.25% 2/1/15	100,000	$105,512
4.75% 2/1/20	85,000	95,837
BMC Software 4.25% 2/15/22	60,000	62,243
CA 5.375% 12/1/19	100,000	114,768
Intuit 5.75% 3/15/17	100,000	116,227
Microsoft
1.625% 9/25/15	300,000	311,475
2.95% 6/1/14	315,000	328,633
4.20% 6/1/19	200,000	234,771
4.50% 10/1/40	100,000	118,733
5.20% 6/1/39	200,000	261,059
5.30% 2/8/41	100,000	132,169
Oracle
3.75% 7/8/14	200,000	211,892
3.875% 7/15/20	100,000	114,677
5.00% 7/8/19	100,000	121,269
5.25% 1/15/16	200,000	229,717
5.375% 7/15/40	300,000	384,225
5.75% 4/15/18	225,000	279,553
6.125% 7/8/39	150,000	206,965
6.50% 4/15/38	200,000	287,712
Symantec
3.95% 6/15/22	150,000	152,104
4.20% 9/15/20	100,000	104,030

		3,973,571

Specialty Retail–0.19%
Advance Auto Parts 4.50% 1/15/22	100,000	107,992
AutoZone
4.00% 11/15/20	75,000	81,994
5.75% 1/15/15	200,000	221,087
Gap 5.95% 4/12/21	150,000	167,371
Home Depot
4.40% 4/1/21	100,000	118,475
5.25% 12/16/13	200,000	211,739
5.40% 3/1/16	250,000	289,472
5.40% 9/15/40	100,000	127,177
5.875% 12/16/36	350,000	462,846
5.95% 4/1/41	100,000	136,337
Lowe’s
1.625% 4/15/17	150,000	153,168
3.12% 4/15/22	100,000	103,914
4.625% 4/15/20	150,000	173,860
4.65% 4/15/42	100,000	109,446
5.40% 10/15/16	200,000	232,658
5.80% 10/15/36	200,000	250,202
5.80% 4/15/40	20,000	24,736
6.65% 9/15/37	100,000	137,825
O’Reilly Automotive
3.80% 9/1/22	100,000	103,838
4.875% 1/14/21	45,000	50,159

LVIP SSgA Bond Index Fund—34

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Specialty Retail (continued)
Staples 9.75% 1/15/14	200,000	$221,336
TJX
4.20% 8/15/15	50,000	54,833
6.95% 4/15/19	55,000	70,578

		3,611,043

Textiles, Apparel & Luxury Goods–0.01%
VF 6.00% 10/15/33	150,000	187,683

		187,683

Thrift & Mortgage Finance–0.01%
Santander Holdings USA
3.00% 9/24/15	40,000	40,497
4.625% 4/19/16	100,000	104,847

		145,344

Tobacco–0.27%
Altria Group
2.85% 8/9/22	250,000	249,952
4.125% 9/11/15	100,000	109,537
4.75% 5/5/21	100,000	114,612
8.50% 11/10/13	100,000	108,547
9.25% 8/6/19	300,000	426,554
9.70% 11/10/18	119,000	170,655
9.95% 11/10/38	350,000	590,337
10.20% 2/6/39	300,000	515,690
Lorillard Tobacco
2.30% 8/21/17	100,000	100,937
3.50% 8/4/16	45,000	47,673
8.125% 6/23/19	100,000	129,134
8.125% 5/1/40	100,000	131,948
Philip Morris International
1.625% 3/20/17	250,000	255,845
2.50% 5/16/16	250,000	264,331
2.90% 11/15/21	250,000	260,970
3.875% 8/21/42	250,000	252,385
4.375% 11/15/41	200,000	216,770
4.50% 3/26/20	100,000	117,578
4.50% 3/20/42	100,000	110,622
5.65% 5/16/18	300,000	367,992
6.375% 5/16/38	150,000	208,547
Reynolds American 7.625% 6/1/16	295,000	355,761

		5,106,377

Trading Companies & Distributors–0.01%
GATX 8.75% 5/15/14	100,000	111,886

		111,886

Wireless Telecommunication Services–0.33%
Alltel 7.875% 7/1/32	100,000	158,479
America Movil
2.375% 9/8/16	200,000	209,118

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
America Movil (continued)
3.125% 7/16/22	200,000	$206,596
3.625% 3/30/15	200,000	213,847
4.375% 7/16/42	200,000	207,933
5.50% 3/1/14	400,000	426,506
6.125% 11/15/37	150,000	194,215
6.375% 3/1/35	25,000	32,852
America Movil SAB de CV 5.00% 3/30/20	200,000	235,160
AT&T Mobility 7.125% 12/15/31	300,000	418,236
Cellco Partnership
5.55% 2/1/14	500,000	532,023
8.50% 11/15/18	300,000	420,854
New Cingular Wireless Services
8.75% 3/1/31	300,000	482,206
Rogers Communications
6.375% 3/1/14	300,000	323,972
6.80% 8/15/18	150,000	189,788
7.50% 8/15/38	25,000	36,189
Vodafone Group
2.50% 9/26/22	200,000	200,140
4.15% 6/10/14	100,000	105,920
5.00% 12/16/13	150,000	158,149
5.00% 9/15/15	300,000	337,289
5.45% 6/10/19	200,000	246,325
5.625% 2/27/17	300,000	357,479
6.15% 2/27/37	400,000	539,977

		6,233,253

Total Corporate Bonds (Cost $379,565,108)		419,317,899

MUNICIPAL BONDS–0.92%
American Municipal Power, Ohio Taxable Build America Bonds Series B
6.449% 2/15/44	50,000	60,460
7.834% 2/15/41	55,000	77,697
8.084% 2/15/50	100,000	146,034
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds
Series F-2 6.263% 4/1/49	200,000	281,678
Series S1 6.793% 4/1/30	100,000	127,503
Series S1 6.918% 4/1/40	100,000	138,975
Series S1 7.043% 4/1/50	100,000	144,866
California State
3.95% 11/1/15	100,000	108,696
4.85% 10/1/14	100,000	107,378
6.20% 10/1/19	100,000	118,118
California State Taxable Build America Bonds
5.75% 3/1/17	100,000	115,847
6.65% 3/1/22	200,000	240,556
7.30% 10/1/39	100,000	130,781

LVIP SSgA Bond Index Fund—35

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
California State Taxable Build America Bonds (continued)
7.60% 11/1/40	80,000	$109,826
7.625% 3/1/40	85,000	115,733
7.95% 3/1/36	100,000	119,582
California State Various Purposes
5.95% 4/1/16	35,000	40,154
7.50% 4/1/34	325,000	428,695
7.55% 4/1/39	600,000	814,506
Central Puget Sound, Washington Regional Transportation Authority Sales & Use Tax Revenue Taxable Build America Bonds
5.491% 11/1/39	50,000	63,195
Chicago, Illinois Board of Education
6.319% 11/1/29	100,000	115,905
Chicago, Illinois Transit Authority Transfer Tax Receipts Revenue
Series A 6.899% 12/1/40	100,000	121,465
Series B 6.899% 12/1/40	40,000	48,586
City & County of Denver, Colorado Taxable Build America Bonds
5.65% 8/1/30	100,000	116,240
Clark County, Nevada Airport Revenue Taxable Build America Bonds
6.881% 7/1/42	50,000	57,293
Series C 6.82% 7/1/45	75,000	106,915
Commonwealth of Massachusetts Consolidated Loan Taxable Build Americia Bonds
5.456% 12/1/39	100,000	125,780
Commonwealth of Massachusetts Taxable Build America Bonds
4.91% 5/1/29	100,000	117,067
Series E 4.20% 12/1/21	100,000	114,687
Connecticut State Taxable Build America Bonds
Series A 5.85% 3/15/32	100,000	124,995
Series D 5.09% 10/1/30	200,000	230,152
Dallas Area, Texas Rapid Transit
5.999% 12/1/44	200,000	275,366
Dallas, Texas Independent School District Taxable Build America Bonds
Series C 6.45% 2/15/35	100,000	124,518
East Baton Rouge, Louisiana Sewerage Commission
6.087% 2/1/45	100,000	112,192
East Bay Municipal Utility District Taxable Build America Bonds
5.874% 6/1/40	100,000	133,306
Georgia State Taxable Build America Bonds
Series H 4.503% 11/1/25	100,000	115,722
Greater Chicago Metropolitan Water Reclamation District Taxable Build America Bonds
5.72% 12/1/38	150,000	194,837

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Illinois State
4.961% 3/1/16	100,000	$109,334
5.665% 3/1/18	250,000	281,978
Illinois State Taxable
4.071% 1/1/14	100,000	103,534
4.421% 1/1/15	100,000	106,033
Illinois State Taxable Pension
4.35% 6/1/18	500,000	521,270
4.95% 6/1/23	100,000	102,708
5.10% 6/1/33	1,000,000	970,160
Illinois State Toll Highway Authority Taxable Build America Bonds
Series B 5.851% 12/1/34	100,000	124,990
Los Angeles, California Community College District
6.60% 8/1/42	100,000	134,708
6.75% 8/1/49	100,000	136,310
Los Angeles, California County Public Works Financing Authority
7.488% 8/1/33	100,000	128,716
7.618% 8/1/40	100,000	134,119
Los Angeles, California Department of Airports Taxable Build America Bonds
6.582% 5/15/39	25,000	32,436
Los Angeles, California Department of Water & Power Taxable Build America Bonds
Series C 6.008% 7/1/39	25,000	31,952
Los Angeles, California Unified School District Taxable Build America Bonds
6.758% 7/1/34	315,000	414,549
Massachusetts State Water Pollution Abatement
5.192% 8/1/40	70,000	83,460
Metropolitan Government of Nashville & Davidson County Convention Center Authority Taxable Build America Bonds
Series B 6.731% 7/1/43	50,000	59,675
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds
5.871% 11/15/39	100,000	120,705
6.668% 11/15/39	130,000	173,469
Series E 6.814% 11/15/40	100,000	135,350
Mississippi State Taxable Build America Bonds
Series F 5.245% 11/1/34	100,000	121,555
Municipal Electric Authority, Georgia Taxable Build America Bonds (PLT Vogtle Units 3 & 4 Project)
6.637% 4/1/57	150,000	174,371
7.055% 4/1/57	100,000	108,685
^New Jersey Economic Development Authority
Series B 5.829% 2/15/22 (AGM)	200,000	138,648
New Jersey State Transportation Trust Fund Authority Taxable Build America Bonds
6.561% 12/15/40	100,000	134,312
Series C 5.754% 12/15/28	100,000	118,097
Series C 6.104% 12/15/28	200,000	230,548

LVIP SSgA Bond Index Fund—36

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds
Series A 7.102% 1/1/41	350,000	$500,007
Series F 7.414% 1/1/40	90,000	132,895
New York City, New York
5.517% 10/1/37	85,000	105,413
Taxable Build America Bonds Series A2 5.206% 10/1/31	100,000	116,620
New York City, New York Municipal Water Finance Authority Taxable Build America Bonds
5.724% 6/15/42	65,000	85,881
5.75% 6/15/41	100,000	131,983
5.79% 6/15/41	200,000	227,056
5.952% 6/15/42	100,000	135,901
6.011% 6/15/42	35,000	47,885
New York City, New York Transitional Finance Authority
5.508% 8/1/37	200,000	249,950
New York City, New York Transitional Finance Authority Taxable Build America Bonds
5.572% 11/1/38	65,000	81,198
New York State Dormitory Authority Taxable Build America Bonds
5.50% 3/15/30	100,000	120,985
5.60% 3/15/40	100,000	125,954
New York State Urban Development Taxable Build America Bonds
5.77% 3/15/39	50,000	61,508
New York, New York City Taxable Build America Bonds Series
F-1 6.271% 12/1/37	100,000	133,347
Ohio State University Taxable Build America Bonds
Series C 4.91% 6/1/40	100,000	118,320
Oregon State Department of Transportation Taxable
Series A Sub-Lien 5.834% 11/15/34	75,000	97,283
Pennsylvania State Public School Building Authority Revenue Qualified School Construction Bond Taxable (Direct Subsidiary)
Series A 5.00% 9/15/27	100,000	114,769
Pennsylvania State Taxable
Series B 2nd 5.35% 5/1/30	100,000	110,536
Pennsylvania State Turnpike Commission Revenue Taxable Build America Bonds
5.561% 12/1/49	200,000	240,776
Series B 5.511% 12/1/45	150,000	177,936
Series B 6.105% 12/1/39	100,000	126,353
Port Authority of New York & New Jersey (174th)
4.458% 10/1/62	300,000	300,000
Port Authority of New York & New Jersey Taxable (160th)
5.647% 11/1/40	250,000	313,435

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Port of Seattle, Washington Taxable
Series B1 7.00% 5/1/36	100,000	$119,107
Puerto Rico Commonwealth Government Development Bank Taxable (Senior Notes)
Series A 4.375% 2/1/19	200,000	205,646
Series B 4.704% 5/1/16	200,000	206,328
Rutgers State University of New Jersey/New Brunswick Taxable Build America Bonds
5.665% 5/1/40	155,000	196,078
Salt River, Arizona Project Agricultural Improvement & Power District
4.839% 1/1/41	60,000	71,467
San Antonio, Texas Electric & Gas Taxable Build America Bonds
4.427% 2/1/42	250,000	274,740
5.985% 2/1/39	50,000	66,793
San Diego County, California Regional Transportation Commission
5.911% 4/1/48	100,000	134,161
San Diego County, California Water Authority Financing Agency Revenue Taxable Build America Bonds
Series B 6.138% 5/1/49	100,000	133,149
San Francisco City & County Public Utilities Commission Taxable Build America Bonds
6.00% 11/1/40	100,000	123,814
Series B 6.00% 11/1/40	100,000	122,596
Texas State Transportation Commission 1st Tier
5.178% 4/1/30	200,000	242,858
University of California Taxable
Series AD 4.858% 5/15/11	250,000	258,310
University of Massachusetts Building Authority Taxable Build America Bonds
5.45% 11/1/40	100,000	122,149
University of Missouri (Curators University) Taxable Build America Bonds
5.792% 11/1/41	100,000	135,262
University of Texas System Revenue Taxable Build
America Bonds
Series C 4.794% 8/15/46	90,000	106,667
University of Virginia Revenue Taxable Build America Bonds
6.20% 9/1/39	50,000	72,352
Utah State Taxable Build America Bonds
Series B 3.539% 7/1/25	100,000	108,325
Series D 4.554% 7/1/24	60,000	71,114
Virginia Commonwealth Transportation Board Taxable Build America Bonds
5.35% 5/15/35	100,000	122,857
Washington State Convention Center Public Facilities District
6.79% 7/1/40	50,000	61,707

LVIP SSgA Bond Index Fund—37

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Washington State Taxable Build America Bonds
Series D 5.481% 8/1/39	50,000	$63,119
Series F 5.09% 8/1/33	100,000	118,785

Total Municipal Bonds (Cost $14,763,126)		17,650,353

NON-AGENCY ASSET-BACKED SECURITIES–0.24%
Ally Auto Receivables Trust Series 2010-4
A4 1.35% 12/15/15	35,000	35,539
AmeriCredit Automobile Receivables
Trust Series 2010-3 B 2.04% 9/8/15	200,000	202,768
CenterPoint Energy Transition Bond
Series 2009-1 A2 3.46% 8/15/19	100,000	110,394
Citibank Credit Card Issuance Trust
Series 2004-A8 A8 4.90% 12/12/16	25,000	27,430
Series 2005-A2 A2 4.85% 3/10/17	800,000	885,214
Series 2005-A9 A9 5.10% 11/20/17	200,000	228,786
Series 2006-A3 A3 5.30% 3/15/18	250,000	290,186
Series 2007-A3 A3 6.15% 6/15/39	750,000	1,033,183
Series 2008-A1 A1 5.35% 2/7/20	150,000	182,865
Series 2009-A4 A4 4.90% 6/23/16	200,000	215,626
Discover Card Master Trust Series
2007-A1 A1 5.65% 3/16/20	750,000	917,995
Ford Credit Auto Owner Trust Series
2011-A A4 1.65% 5/15/16	275,000	280,153
Hyundai Auto Receivables Trust Series
2012-B A4 0.81% 3/15/18	250,000	252,353

Total Non-Agency Asset-Backed Securities (Cost $4,470,768)		4,662,492

ΔREGIONAL BONDS–0.42%
Canada–0.41%
British Columbia Province
1.20% 4/25/17	200,000	204,505
2.10% 5/18/16	200,000	211,125
2.85% 6/15/15	100,000	106,580
6.50% 1/15/26	100,000	143,542
7.25% 9/1/36	100,000	163,556
Manitoba Province
1.30% 4/3/17	250,000	256,630
1.375% 4/28/14	100,000	101,672
2.10% 9/6/22	63,000	63,383
4.90% 12/6/16	150,000	176,044
New Brunswick Province
2.75% 6/15/18	200,000	216,717
Nova Scotia Province
2.375% 7/21/15	200,000	210,483
5.125% 1/26/17	50,000	58,943
Ontario Province
0.95% 5/26/15	500,000	506,267
1.375% 1/27/14	300,000	304,196
1.875% 9/15/15	200,000	207,905

	Principal Amount°	Value (U.S. $)
ΔREGIONAL BONDS (continued)
Canada (continued)
Ontario Province (continued)
2.30% 5/10/16	300,000	$317,075
2.45% 6/29/22	150,000	152,586
2.70% 6/16/15	300,000	317,590
2.95% 2/5/15	200,000	211,799
3.00% 7/16/18	200,000	219,133
3.15% 12/15/17	250,000	276,137
4.00% 10/7/19	200,000	231,965
4.10% 6/16/14	1,000,000	1,063,842
4.40% 4/14/20	200,000	237,666
Quebec Province
2.75% 8/25/21	500,000	524,511
3.50% 7/29/20	300,000	335,980
4.625% 5/14/18	200,000	236,598
4.875% 5/5/14	100,000	107,186
5.00% 3/1/16	300,000	344,074
7.50% 9/15/29	175,000	271,593
Saskatchewan Province
8.50% 7/15/22	100,000	152,206

		7,931,489

Italy–0.01%
Region of Lombardy
5.804% 10/25/32	100,000	77,895

		77,895

Total Regional Bonds (Cost $7,514,887)		8,009,384

ΔSOVEREIGN BONDS–1.27%
Brazil–0.25%
Republic of Brazil
4.875% 1/22/21	100,000	120,000
5.625% 1/7/41	125,000	160,625
5.875% 1/15/19	500,000	625,000
6.00% 1/17/17	500,000	598,125
7.125% 1/20/37	600,000	907,500
8.00% 1/15/18	122,222	145,750
8.25% 1/20/34	150,000	248,625
8.75% 2/4/25	500,000	811,250
8.875% 10/14/19	200,000	290,500
8.875% 4/15/24	100,000	162,250
10.125% 5/15/27	125,000	226,688
10.50% 7/14/14	100,000	117,875
11.00% 8/17/40	300,000	384,000

		4,798,188

Canada–0.07%
Canada Government
0.875% 2/14/17	500,000	506,342
2.375% 9/10/14	300,000	312,449
Export Development Canada
1.50% 5/15/14	300,000	306,111

LVIP SSgA Bond Index Fund—38

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Canada (continued)
Export Development Canada (continued)
2.25% 5/28/15	300,000	$315,474

		1,440,376

Chile–0.01%
Chile Government International Bond
3.875% 8/5/20	250,000	284,375

		284,375

Colombia–0.10%
Republic of Colombia
6.125% 1/18/41	200,000	272,000
7.375% 3/18/19	700,000	929,250
7.375% 9/18/37	200,000	308,500
8.125% 5/21/24	250,000	374,375

		1,884,125

Israel–0.04%
Israel Government
4.00% 6/30/22	150,000	159,623
5.125% 3/1/14	100,000	105,476
5.125% 3/26/19	175,000	202,057
5.50% 11/9/16	100,000	115,007
Israel Government AID Bond
5.50% 4/26/24	200,000	266,048

		848,211

Italy–0.10%
Republic of Italy
3.125% 1/26/15	300,000	301,944
4.50% 1/21/15	400,000	414,226
4.75% 1/25/16	200,000	206,237
5.25% 9/20/16	200,000	209,547
5.375% 6/12/17	200,000	209,757
5.375% 6/15/33	200,000	189,141
6.875% 9/27/23	350,000	391,524

		1,922,376

Japan–0.09%
Development Bank of Japan
5.125% 2/1/17	200,000	235,313
Japan Finance
1.125% 7/19/17	250,000	251,933
2.25% 7/13/16	200,000	211,296
2.50% 1/21/16	200,000	212,199
2.50% 5/18/16	200,000	212,927
2.875% 2/2/15	300,000	316,514
Japan Finance Organization for Municipalities
4.00% 1/13/21	100,000	116,948
5.00% 5/16/17	200,000	235,533

		1,792,663

	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico–0.19%
Mexico Government International Bond
3.625% 3/15/22	868,000	$948,724
4.75% 3/8/44	1,500,000	1,672,500
5.75% 10/12/10	250,000	300,625
6.05% 1/11/40	475,000	635,313

		3,557,162

Panama–0.06%
Panama Government International Bond
5.20% 1/30/20	300,000	361,950
6.70% 1/26/36	200,000	282,000
7.125% 1/29/26	100,000	142,250
8.875% 9/30/27	100,000	162,750
9.375% 4/1/29	100,000	170,750

		1,119,700

Peru–0.07%
Republic of Peru
5.625% 11/18/50	100,000	130,750
6.55% 3/14/37	150,000	221,625
7.125% 3/30/19	225,000	299,250
7.35% 7/21/25	100,000	147,000
8.375% 5/3/16	100,000	125,000
8.75% 11/21/33	200,000	349,500

		1,273,125

Poland–0.13%
Republic of Poland
5.00% 3/23/22	800,000	930,000
5.125% 4/21/21	700,000	817,250
5.25% 1/15/14	400,000	421,908
6.375% 7/15/19	280,000	346,850

		2,516,008

Republic of Korea–0.07%
Korea Finance
2.25% 8/7/17	500,000	506,711
3.25% 9/20/16	100,000	105,976
Republic of Korea
4.875% 9/22/14	50,000	53,893
5.125% 12/7/16	100,000	116,171
5.75% 4/16/14	200,000	214,886
7.125% 4/16/19	200,000	260,343

		1,257,980

South Africa–0.06%
South Africa Government International Bond
4.665% 1/17/24	250,000	281,875
5.875% 5/30/22	100,000	123,630
6.25% 3/8/41	100,000	132,810
6.875% 5/27/19	500,000	631,900

		1,170,215

LVIP SSgA Bond Index Fund—39

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Sweden–0.03%
Svensk Exportkredit
1.75% 10/20/15	55,000	$56,510
3.25% 9/16/14	200,000	210,340
5.125% 3/1/17	250,000	291,974

		558,824

Total Sovereign Bonds (Cost $21,847,734)		24,423,328

SUPRANATIONAL BANKS–1.37%
African Development Bank
1.25% 9/2/16	350,000	360,039
2.50% 3/15/16	100,000	106,909
3.00% 5/27/14	100,000	104,429
Andina De Fomento
3.75% 1/15/16	200,000	210,685
8.125% 6/4/19	140,000	181,640
Asian Development Bank
0.875% 6/10/14	105,000	106,109
1.125% 3/15/17	500,000	512,252
1.75% 3/21/19	350,000	364,768
2.50% 3/15/16	250,000	267,320
2.625% 2/9/15	400,000	421,682
2.75% 5/21/14	250,000	260,110
4.25% 10/20/14	100,000	108,004
5.50% 6/27/16	200,000	237,124
5.593% 7/16/18	200,000	247,534
Corp Andina de Fomento 4.375% 6/15/22 .	100,000	108,951
Council of Europe Development Bank
1.25% 9/22/16	200,000	202,976
1.50% 1/15/15	200,000	204,355
1.50% 2/22/17	100,000	102,399
1.50% 6/19/17	100,000	102,296
2.75% 2/10/15	100,000	105,040
European Bank for Reconstruction & Development
0.75% 9/1/17	300,000	300,373
1.00% 2/16/17	250,000	254,018
2.50% 3/15/16	500,000	531,287
2.75% 4/20/15	200,000	211,491
European Investment Bank
0.875% 12/15/14	500,000	504,486
1.125% 8/15/14	500,000	506,407
1.25% 2/14/14	700,000	708,500
1.375% 10/20/15	500,000	512,473
1.50% 5/15/14	600,000	610,582
1.625% 9/1/15	100,000	102,973
1.625% 6/15/17	1,750,000	1,810,674
2.125% 7/15/16	200,000	210,332
2.25% 3/15/16	1,500,000	1,577,663
2.375% 3/14/14	200,000	205,705
2.75% 3/23/15	1,000,000	1,055,634

	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
European Investment Bank (continued)
2.875% 9/15/20	200,000	$215,767
3.00% 4/8/14	200,000	207,789
3.125% 6/4/14	500,000	522,334
4.00% 2/16/21	400,000	463,333
4.875% 2/16/16	300,000	341,669
4.875% 1/17/17	400,000	467,500
4.875% 2/15/36	100,000	119,133
5.125% 5/30/17	500,000	595,940
Inter-American Development Bank
0.375% 11/8/13	200,000	200,227
1.125% 3/15/17	500,000	510,835
1.75% 8/24/18	500,000	522,287
3.00% 4/22/14	400,000	416,658
3.20% 8/7/42	100,000	97,855
3.875% 2/14/20	200,000	236,354
3.875% 10/28/41	100,000	109,787
4.25% 9/14/15	375,000	417,570
5.125% 9/13/16	500,000	587,788
International Bank for Reconstruction & Development
0.50% 11/26/13	600,000	601,741
0.875% 4/17/17	449,000	454,122
1.00% 9/15/16	750,000	763,419
1.125% 8/25/14	500,000	508,294
2.125% 3/15/16	500,000	528,968
2.375% 5/26/15	300,000	316,078
3.50% 10/8/13	700,000	722,513
4.75% 2/15/35	50,000	62,600
5.00% 4/1/16	300,000	347,262
7.625% 1/19/23	100,000	150,650
International Finance
1.00% 4/24/17	250,000	254,794
1.125% 11/23/16	300,000	307,635
2.125% 11/17/17	200,000	214,282
2.25% 4/11/16	300,000	319,511
2.75% 4/20/15	150,000	159,572
3.00% 4/22/14	405,000	422,518
Nordic Investment Bank
1.00% 3/7/17	350,000	355,950
2.50% 7/15/15	200,000	211,623
2.625% 10/6/14	100,000	104,762
North American Development Bank
4.375% 2/11/20	100,000	113,621

Total Supranational Banks (Cost $25,306,654)		26,369,961

U.S. TREASURY OBLIGATIONS–35.81%
U.S. Treasury Bonds
2.75% 8/15/42	1,225,000	1,204,903
3.00% 5/15/42	2,850,000	2,955,538
3.125% 11/15/41	4,000,000	4,261,876

LVIP SSgA Bond Index Fund—40

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
3.125% 2/15/42	3,050,000	$3,244,913
3.50% 2/15/39	2,650,000	3,042,531
3.75% 8/15/41	3,850,000	4,603,757
3.875% 8/15/40	5,750,000	7,025,781
4.25% 5/15/39	2,350,000	3,045,454
4.25% 11/15/40	4,000,000	5,194,376
4.375% 2/15/38	2,000,000	2,633,126
4.375% 11/15/39	4,000,000	5,287,500
4.375% 5/15/40	2,500,000	3,307,813
4.375% 5/15/41	2,750,000	3,644,179
4.50% 2/15/36	3,150,000	4,202,790
4.50% 5/15/38	950,000	1,274,781
4.50% 8/15/39	3,350,000	4,509,415
4.625% 2/15/40	4,100,000	5,627,890
4.75% 2/15/37	700,000	969,063
4.75% 2/15/41	3,750,000	5,255,861
5.00% 5/15/37	600,000	859,313
5.25% 11/15/28	500,000	699,844
5.25% 2/15/29	1,200,000	1,683,187
5.375% 2/15/31	1,500,000	2,169,845
5.50% 8/15/28	500,000	715,938
6.00% 2/15/26	750,000	1,097,813
6.125% 11/15/27	800,000	1,204,125
6.125% 8/15/29	300,000	460,547
6.25% 8/15/23	600,000	870,750
6.25% 5/15/30	1,300,000	2,037,344
6.375% 8/15/27	1,250,000	1,918,164
6.625% 2/15/27	750,000	1,168,242
6.75% 8/15/26	500,000	782,344
6.875% 8/15/25	1,000,000	1,559,219
7.125% 2/15/23	500,000	763,203
7.50% 11/15/24	500,000	806,328
7.625% 11/15/22	500,000	784,297
7.625% 2/15/25	500,000	816,641
U.S. Treasury Notes
0.125% 12/31/13	8,000,000	7,992,816
0.125% 7/31/14	15,000,000	14,971,290
0.25% 10/31/13	10,000,000	10,007,030
0.25% 11/30/13	3,000,000	3,001,992
0.25% 1/31/14	3,000,000	3,001,875
0.25% 2/28/14	6,000,000	6,003,750
0.25% 3/31/14	8,000,000	8,003,752
0.25% 4/30/14	13,000,000	13,005,590
0.25% 5/31/14	5,000,000	5,002,345
0.25% 6/30/14	2,000,000	2,000,704
0.25% 9/15/14	3,000,000	3,000,705
0.25% 9/30/14	4,000,000	4,001,564
0.25% 12/15/14	3,000,000	2,999,766
0.25% 2/15/15	3,000,000	2,998,593
0.25% 8/15/15	10,000,000	9,985,940
0.375% 11/15/14	2,000,000	2,005,156
0.375% 3/15/15	3,000,000	3,007,734

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
0.50% 10/15/13	2,500,000	$2,508,203
0.50% 11/15/13	2,000,000	2,006,876
0.50% 8/15/14	8,000,000	8,039,688
0.50% 10/15/14	5,000,000	5,026,175
0.50% 7/31/17	7,500,000	7,464,263
0.625% 7/15/14	7,000,000	7,048,671
0.625% 5/31/17	2,350,000	2,356,242
0.625% 8/31/17	7,000,000	7,005,467
0.625% 9/30/17	2,500,000	2,500,000
0.75% 12/15/13	2,000,000	2,013,204
0.75% 6/15/14	3,500,000	3,531,311
0.875% 11/30/16	5,000,000	5,081,640
0.875% 12/31/16	3,500,000	3,555,234
0.875% 1/31/17	5,000,000	5,077,345
0.875% 2/28/17	9,500,000	9,647,697
0.875% 4/30/17	6,000,000	6,085,782
0.875% 7/31/19	500,000	495,313
1.00% 1/15/14	5,000,000	5,051,370
1.00% 5/15/14	2,000,000	2,025,156
1.00% 9/30/16	6,000,000	6,128,436
1.00% 10/31/16	1,250,000	1,276,465
1.25% 2/15/14	2,000,000	2,028,438
1.25% 3/15/14	3,000,000	3,045,000
1.25% 4/15/14	5,000,000	5,078,710
1.25% 8/31/15	2,000,000	2,054,688
1.25% 9/30/15	3,000,000	3,083,673
1.25% 10/31/15	2,000,000	2,056,406
1.25% 1/31/19	250,000	255,371
1.375% 9/30/18	2,000,000	2,063,438
1.375% 11/30/18	3,000,000	3,092,580
1.375% 12/31/18	3,500,000	3,605,273
1.375% 2/28/19	2,000,000	2,057,188
1.50% 12/31/13	3,000,000	3,048,750
1.50% 6/30/16	9,000,000	9,360,000
1.50% 7/31/16	5,000,000	5,201,955
1.50% 8/31/18	3,000,000	3,117,657
1.625% 8/15/22	2,000,000	1,998,126
1.75% 1/31/14	2,000,000	2,041,016
1.75% 3/31/14	2,000,000	2,045,782
1.75% 7/31/15	3,500,000	3,642,734
1.75% 5/31/16	5,000,000	5,243,360
1.75% 10/31/18	2,000,000	2,107,812
1.75% 5/15/22	8,700,000	8,823,705
1.875% 2/28/14	3,500,000	3,582,170
1.875% 4/30/14	7,800,000	8,003,229
1.875% 6/30/15	2,000,000	2,086,562
1.875% 8/31/17	3,000,000	3,184,923
1.875% 9/30/17	2,000,000	2,122,656
1.875% 10/31/17	3,000,000	3,184,218
2.00% 11/30/13	2,600,000	2,654,439
2.00% 1/31/16	2,000,000	2,109,220
2.00% 4/30/16	3,500,000	3,699,885

LVIP SSgA Bond Index Fund—41

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.00% 11/15/21	4,700,000	$4,907,463
2.00% 2/15/22	8,000,000	8,321,880
2.125% 11/30/14	2,000,000	2,080,470
2.125% 5/31/15	5,000,000	5,242,580
2.125% 2/29/16	4,000,000	4,239,064
2.125% 8/15/21	7,500,000	7,934,768
2.25% 5/31/14	2,000,000	2,067,032
2.25% 1/31/15	4,500,000	4,707,423
2.25% 3/31/16	3,000,000	3,195,468
2.25% 11/30/17	2,500,000	2,701,953
2.25% 7/31/18	3,000,000	3,247,968
2.375% 8/31/14	3,700,000	3,850,745
2.375% 9/30/14	3,000,000	3,127,968
2.375% 10/31/14	16,300,000	17,016,956
2.375% 2/28/15	5,000,000	5,252,345
2.375% 3/31/16	2,000,000	2,138,282
2.375% 7/31/17	2,000,000	2,169,688
2.375% 5/31/18	3,000,000	3,266,955
2.375% 6/30/18	3,000,000	3,268,593
2.50% 3/31/15	4,000,000	4,222,188
2.50% 4/30/15	2,000,000	2,114,062
2.50% 6/30/17	1,900,000	2,070,555
2.625% 6/30/14	3,000,000	3,125,040
2.625% 7/31/14	5,400,000	5,635,829
2.625% 12/31/14	4,000,000	4,213,124
2.625% 2/29/16	2,000,000	2,153,438
2.625% 4/30/16	1,000,000	1,079,453
2.625% 1/31/18	2,000,000	2,202,188
2.625% 4/30/18	2,000,000	2,205,470
2.625% 8/15/20	6,000,000	6,634,218
2.625% 11/15/20	6,500,000	7,177,424
2.75% 10/31/13	2,250,000	2,312,138
2.75% 11/30/16	2,500,000	2,733,203
2.75% 5/31/17	3,000,000	3,302,580
2.75% 12/31/17	2,000,000	2,214,062
2.75% 2/28/18	1,000,000	1,108,594
2.75% 2/15/19	5,000,000	5,571,485
2.875% 3/31/18	3,000,000	3,348,282
3.00% 8/31/16	2,000,000	2,198,594
3.00% 9/30/16	2,000,000	2,201,094
3.00% 2/28/17	2,000,000	2,215,312
3.125% 10/31/16	2,500,000	2,768,165
3.125% 1/31/17	3,500,000	3,891,017
3.125% 4/30/17	2,500,000	2,790,040
3.125% 5/15/19	4,000,000	4,560,624
3.125% 5/15/21	8,500,000	9,717,889
3.25% 5/31/16	1,700,000	1,875,578
3.25% 6/30/16	1,500,000	1,657,734
3.25% 7/31/16	1,850,000	2,048,442
3.25% 12/31/16	2,500,000	2,788,868
3.25% 3/31/17	2,500,000	2,800,978
3.375% 11/15/19	4,500,000	5,217,890

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
3.50% 2/15/18	1,600,000	$1,835,376
3.50% 5/15/20	4,000,000	4,684,064
3.625% 8/15/19	5,500,000	6,460,784
3.625% 2/15/20	6,000,000	7,071,564
3.625% 2/15/21	6,500,000	7,695,903
3.75% 11/15/18	3,630,000	4,261,279
3.875% 5/15/18	2,350,000	2,755,927
4.00% 2/15/14	2,250,000	2,366,982
4.00% 2/15/15	2,500,000	2,720,118
4.00% 8/15/18	2,550,000	3,023,145
4.125% 5/15/15	2,250,000	2,474,825
4.25% 11/15/13	4,000,000	4,181,876
4.25% 8/15/14	1,200,000	1,289,672
4.25% 11/15/14	2,000,000	2,168,750
4.25% 8/15/15	2,500,000	2,781,055
4.25% 11/15/17	1,750,000	2,066,505
4.50% 11/15/15	2,000,000	2,258,282
4.50% 2/15/16	3,000,000	3,415,782
4.50% 5/15/17	1,350,000	1,592,474
4.625% 11/15/16	1,600,000	1,870,000
4.625% 2/15/17	1,700,000	2,000,820
4.75% 5/15/14	2,000,000	2,146,642
4.75% 8/15/17	2,500,000	2,998,048
4.875% 8/15/16	1,000,000	1,169,922
5.125% 5/15/16	1,500,000	1,753,712
7.25% 5/15/16	1,000,000	1,246,016
7.25% 8/15/22	500,000	762,891
7.50% 11/15/16	800,000	1,029,062
7.875% 2/15/21	750,000	1,144,571
8.00% 11/15/21	1,700,000	2,663,025
8.125% 8/15/19	500,000	738,594
8.125% 5/15/21	500,000	778,086
8.125% 8/15/21	700,000	1,097,032
8.50% 2/15/20	150,000	229,125
8.75% 5/15/17	1,000,000	1,373,906
8.75% 5/15/20	900,000	1,402,594
8.75% 8/15/20	800,000	1,257,000
8.875% 8/15/17	750,000	1,048,008
8.875% 2/15/19	750,000	1,123,184
9.125% 5/15/18	250,000	365,664
9.25% 2/15/16	200,000	259,531
9.875% 11/15/15	500,000	647,891
10.625% 8/15/15	500,000	647,266
11.25% 2/15/15	750,000	944,414

Total U.S. Treasury Obligations (Cost $645,121,013)		686,977,321

LVIP SSgA Bond Index Fund—42

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
SHORT-TERM INVESTMENT–4.24%
Money Market Mutual Fund–4.24%
Dreyfus Treasury & Agency Cash Management Fund	81,260,061	$81,260,061

Total Short-Term Investment (Cost $81,260,061)		81,260,061

TOTAL VALUE OF SECURITIES–103.10% (Cost $1,855,130,121)	$1,978,056,701
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.10%)	(59,480,818)

NET ASSETS APPLICABLE TO 162,059,630 SHARES OUTSTANDING–100.00%	$1,918,575,883

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2012, the aggregate value of Rule 144A securities was $4,200,307, which represents 0.22% of the Fund’s net assets. See Note 3 in “Notes.”
Δ	Securities have been classified by country of origin.
•	Variable rate security. The rate shown is the rate as of September 30, 2012. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
¿	Pass Through Agreement. Security represents the contractual right to receive a proporationate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AGM–Insured by Assured Guaranty Municipal Corporation

GNMA–Government National Mortgage Association

NCUA–National Credit Union Administration

REIT–Real Estate Investment Trust

S.F.–Single Family

TBA–To Be Announced

yr–year

LVIP SSgA Bond Index Fund—43

LVIP SSgA Bond Index Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Bond Index Fund (Fund).

Security Valuation–U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued”, “delayed delivery”, “forward commitment”, or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

LVIP SSgA Bond Index Fund—44

LVIP SSgA Bond Index Fund

Notes (continued)

2. Investments (continued)

Cost of investments	$1,855,347,482

Aggregate unrealized appreciation	$123,349,890
Aggregate unrealized depreciation	(640,671)

Net unrealized appreciation	$122,709,219

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$714,048,394	$714,048,394
Corporate Debt	—	419,317,899	419,317,899
Foreign Debt	—	58,802,673	58,802,673
Municipal Bonds	—	17,650,353	17,650,353
Short-Term Investment	81,260,061	—	81,260,061
U.S. Treasury Obligations	—	686,977,321	686,977,321

Total	$81,260,061	$1,896,796,640	$1,978,056,701

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material

LVIP SSgA Bond Index Fund—45

LVIP SSgA Bond Index Fund

Notes (continued)

4. Credit and Market Risk (continued)

adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisor Corporate, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.

As of September 30, 2012, no securities have been determined to be illiquid. Rule 144A securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Bond Index Fund—46

LVIP SSgA Developed International 150 Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–95.12%
Australia–9.31%
Bendigo & Adelaide Bank	387,677	$3,089,159
Boral	717,608	2,859,088
CFS Retail Property Trust	1,612,493	3,228,971
GPT Group	925,071	3,263,345
Incitec Pivot	908,891	2,810,199
Metcash	665,815	2,445,490
Sonic Healthcare	230,563	3,241,440
Stockland	981,685	3,401,948
Tatts Group	1,163,855	3,272,481
Toll Holdings	487,735	2,231,678
Wesfarmers	98,769	3,510,889
Westfield Retail Trust	1,118,666	3,354,342
Westpac Banking	131,852	3,399,556

		40,108,586

Austria–1.30%
OMV	84,276	2,949,520
Voestalpine	88,327	2,643,522

		5,593,042

Belgium–1.17%
Delhaize Group	56,456	2,179,728
KBC Groep	119,415	2,864,991

		5,044,719

Canada–4.19%
Bonavista Energy	146,786	2,603,822
Canadian Tire Class A	46,406	3,339,967
Enerplus	132,649	2,199,536
Husky Energy	117,724	3,163,574
Loblaw	87,905	3,054,300
Penn West Petroleum	152,068	2,163,893
†Research In Motion	202,620	1,549,817

		18,074,909

Denmark–1.33%
A.P. Moller-Maersk Class B	385	2,755,451
TDC	411,757	2,999,474

		5,754,925

Finland–1.48%
Nokia	545,609	1,409,281
Stora Enso Class R	399,852	2,483,853
UPM-Kymmene	218,137	2,465,388

		6,358,522

France–14.55%
AXA	180,723	2,691,639
BNP Paribas	63,130	3,000,010
Bouygues	97,129	2,371,497
Cap Gemini	66,936	2,832,080
Casino Guichard Perrachon	30,138	2,668,030
Cie de Saint-Gobain	66,513	2,336,392

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
†Credit Agricole	481,838	$3,325,028
France Telecom	200,556	2,419,517
GDF Suez	114,981	2,570,960
Lafarge	62,743	3,379,115
Lagardere	97,124	2,652,819
Legrand	611	23,029
Michelin Class B	40,222	3,150,857
Natixis	771,985	2,430,496
†Peugeot	184,445	1,457,679
Renault	56,349	2,644,460
Sanofi	38,558	3,287,573
†Societe Generale	102,254	2,903,973
Total	58,732	2,913,279
Unibail-Rodamco	14,976	2,984,885
Vallourec	46,888	1,985,350
Vinci	56,961	2,426,139
Vivendi	168,608	3,287,963
Wendel	35,067	2,960,629

		62,703,399

Germany–5.21%
Daimler	49,263	2,384,399
Deutsche Lufthansa	214,008	2,901,366
Deutsche Post	155,576	3,038,829
E.ON	125,047	2,967,171
Metro	76,826	2,297,830
RWE	62,736	2,806,747
Siemens	29,712	2,963,259
Volkswagen	18,574	3,107,681

		22,467,282

■Hong Kong–3.06%
Hutchison Whampoa	297,000	2,880,297
MTR	835,000	3,165,897
New World Development	2,487,076	3,855,288
Swire Pacific Class A	266,500	3,265,005

		13,166,487

Italy–3.81%
Atlantia	189,421	2,940,459
Enel	828,117	2,928,601
ENI	127,697	2,792,931
†Fiat	509,590	2,718,932
Intesa Sanpaolo	1,657,125	2,519,185
Telecom Italia	2,498,235	2,504,078

		16,404,186

Japan–16.15%
Asahi Glass	348,000	2,319,554
Asahi Kasei	478,000	2,469,192
Brother Industries	217,500	2,018,458
ITOCHU	272,600	2,763,912
JX Holdings	475,800	2,604,199

LVIP SSgA Developed International 150 Fund—1

LVIP SSgA Developed International 150 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kansai Electric Power	190,400	$1,488,739
Konica Minolta Holdings	340,500	2,618,727
Kuraray	208,400	2,369,426
Kyocera	32,500	2,816,125
Kyowa Hakko Kirin	267,000	3,227,341
Marubeni	409,000	2,610,806
Mitshui	179,900	2,531,952
Mitsubishi	127,100	2,311,798
Mitsubishi UFJ Financial Group	597,500	2,803,115
Nippon Electric Glass	339,000	1,872,832
Nissan Motor	277,100	2,362,001
Otsuka Holdings	100,448	3,115,864
Sega Sammy Holdings	140,800	2,672,881
Sekisui House	303,000	3,009,998
Shionogi	215,100	3,286,537
Sumitomo	205,800	2,777,766
Sumitomo Heavy Industries	531,000	1,817,304
Sumitomo Metal Mining	210,000	2,651,413
Sumitomo Mitsui Trust Holdings	925,000	2,750,753
Takeda Pharmaceutical	67,500	3,110,460
Toyota Tsusho	146,000	3,123,425
Yamada Denki	47,210	2,072,605

		69,577,183

Luxembourg–0.52%
ArcelorMittal	155,421	2,228,917

		2,228,917

Netherlands–2.42%
Koninklijke Ahold	216,214	2,708,163
Koninklijke DSM	51,335	2,559,560
Koninklijke KPN	270,026	2,063,244
Royal Dutch Shell Class A	1,972	68,214
Royal Dutch Shell Class B	85,101	3,020,703

		10,419,884

New Zealand–0.73%
Fletcher Building	541,496	3,128,645

		3,128,645

Norway–1.26%
DNB	233,102	2,858,288
Norsk Hydro	545,560	2,555,869

		5,414,157

Portugal–1.28%
Energias de Portugal	1,029,863	2,834,777
Portugal Telecom	546,010	2,699,248

		5,534,025

Singapore–1.30%
Golden Agri-Resources	4,751,000	2,555,238

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Singapore Airlines	349,000	$3,054,443

		5,609,681

Spain–7.14%
ACS Actividades de Construccion y Servicios	124,349	2,561,509
Banco Bilbao Vizcaya Argentaria	384,372	3,019,438
Banco de Sabadell	1,138,866	3,058,714
Banco Popular Espanol	827,947	1,809,785
†Banco Santander	418,058	3,113,221
CaixaBank	819,409	3,081,026
Enagas	155,614	3,069,567
Ferrovial	260,550	3,390,050
Gas Natural	196,873	2,786,703
Iberdrola	548,093	2,484,865
Repsol	123,786	2,400,384

		30,775,262

Sweden–1.35%
Boliden	190,980	3,184,600
Ericsson Class B	287,090	2,616,586

		5,801,186

Switzerland–2.14%
Baloise Holding	37,187	2,924,109
Novartis	54,095	3,310,295
Swiss Life Holding	25,170	2,994,867

		9,229,271

United Kingdom–15.42%
Anglo American	79,432	2,330,752
AstraZeneca	67,347	3,213,819
Aviva	564,718	2,906,426
BAE Systems	624,060	3,276,340
Balfour Beatty	655,521	3,214,971
BHP Billiton	98,132	3,050,612
BP	404,748	2,853,084
Carnival	93,654	3,452,851
GKN	908,142	3,150,168
HSBC Holdings	337,366	3,123,409
Imperial Tobacco Group	73,860	2,733,818
Investec	489,628	3,023,638
J Sainsbury	601,128	3,373,397
Kazakhmys	204,440	2,286,290
Kingfisher	605,255	2,582,360
Man Group	1,377,090	1,831,351
Marks & Spencer Group	493,963	2,846,197
Resolution	710,416	2,490,681
Rio Tinto	53,869	2,509,749
RSA Insurance Group	1,789,185	3,192,737
Segro	797,284	2,920,127
Standard Life	35,623	156,878
Tesco	567,189	3,040,966

LVIP SSgA Developed International 150 Fund—2

LVIP SSgA Developed International 150 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
WM Morrison Supermarkets	628,195	$2,893,274

		66,453,895

Total Common Stock (Cost $440,368,976)		409,848,163

ΔPREFERRED STOCK–1.42%
Germany–1.42%
Porsche Automobil Holding 1.55%	50,752	3,035,612
Volkswagen 2.07%	17,031	3,106,673

Total Preferred Stock (Cost $6,082,901)		6,142,285

	Number of Shares	Value (U.S. $)
SHORT-TERM INVESTMENT–3.16%
Money Market Mutual Fund–3.16%
Dreyfus Treasury & Agency Cash Management Fund	13,606,055	$13,606,055

Total Short-Term Investment (Cost $13,606,055)		13,606,055

TOTAL VALUE OF SECURITIES–99.70% (Cost $460,057,932)	429,596,503
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.30%	1,297,866

NET ASSETS APPLICABLE TO 56,656,594 SHARES OUTSTANDING–100.00%	$430,894,369

Δ	Securities have been classified by country of origin.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†	Non income producing security.
«	Includes foreign currency valued at $575,933 with a cost of $578,809 and $872,200 pledged as collateral for futures contracts.

The following foreign currency exchange contracts and futures contract were outstanding at September 30, 2012:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	AUD	230,249	USD	(240,000)	10/2/12	$(1,198)
MNB	CAD	78,650	USD	(80,000)	10/1/12	(7)
MNB	CHF	70,451	USD	(75,000)	10/1/12	(84)
MNB	DKK	144,870	USD	(25,000)	10/1/12	(26)
MNB	EUR	699,529	USD	(900,000)	10/1/12	(1,043)
MNB	GBP	318,161	USD	(514,629)	10/1/12	(836)
MNB	HKD	620,320	USD	(80,000)	10/3/12	(2)
MNB	JPY	20,185,880	USD	(260,000)	10/1/12	(1,250)
MNB	JPY	388,695	USD	(5,000)	10/2/12	(17)
MNB	NOK	143,018	USD	(25,000)	10/1/12	(40)
MNB	NZD	31,334	USD	(26,000)	10/1/12	(31)
MNB	SEK	170,269	USD	(26,000)	10/1/12	(73)
MNB	SGD	31,918	USD	(26,000)	10/1/12	9

						$(4,598)

LVIP SSgA Developed International 150 Fund—3

LVIP SSgA Developed International 150 Fund

Schedule of Investments (continued)

Futures Contract

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
196 mini MSCI EAFE Index	$15,080,440	$14,682,360	12/22/12	$(398,080)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

AUD–Australian Dollar

CAD– Canadian Dollar

CHF–Swiss Franc

DKK–Danish Krone

EUR–European Monetary Unit

GBP–British Pound Sterling

HKD–Hong Kong Dollar

JPY–Japanese Yen

MNB–Mellon National Bank

NOK–Norwegian Krone

NZD–New Zealand Dollar

SEK–Swedish Krona

SGD–Singapore Dollar

USD–United States Dollar

LVIP SSgA Developed International 150 Fund—4

LVIP SSgA Developed International 150 Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Developed International 150 Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

LVIP SSgA Developed International 150 Fund—5

LVIP SSgA Developed International 150 Fund

Notes (continued)

2. Investments (continued)

Cost of investments	$466,130,545

Aggregate unrealized appreciation	$22,018,004
Aggregate unrealized depreciation	(58,552,046)

Net unrealized depreciation	$(36,534,042)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Total
Common Stock	$409,848,163	$—	$409,848,163
Short-Term Investment	13,606,055	—	13,606,055
Preferred Stock	6,142,285	—	6,142,285

Total	$429,596,503	$—	$429,596,503

Foreign Currency Exchange Contracts	$—	$(4,598)	$(4,598)

Futures Contracts	$(398,080)	$—	$(398,080)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable

LVIP SSgA Developed International 150 Fund—6

LVIP SSgA Developed International 150 Fund

Notes (continued)

3. Derivatives (continued)

change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may use futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Developed International 150 Fund—7

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–90.16%
Brazil–6.10%
Banco do Brasil	308,426	$3,773,633
BRF-Brasil Foods	222,400	3,812,822
Centrais Eletricas Brasileiras	469,000	2,795,096
Cia Siderurgica Nacional	466,400	2,639,240
MRV Engenharia e Participacoes	618,600	3,665,303
PDG Realty Empreendimentose Participacoes	1,275,100	2,415,641
Tim Participacoes	689,928	2,654,944
Vale ADR	168,429	2,923,927

		24,680,606

Czech Republic–1.05%
†Telefonica Czech Republic	209,784	4,241,364

		4,241,364

Egypt–1.48%
Commercial International Bank Egypt	861,715	4,966,690
Commercial International Bank GDR	186,743	1,030,821

		5,997,511

¡Hong Kong–20.29%
Agile Property Holdings	3,742,000	4,217,725
Bank of China	10,715,100	4,076,442
Bank of Communications	5,713,000	3,875,368
China Communications Construction	4,305,000	3,480,997
China Construction Bank	5,589,000	3,877,746
China Merchants Holdings International	1,290,804	3,978,517
China Mobil	392,500	4,350,594
China Resources Enterprise	1,238,000	4,135,075
†China Yurun Food Group	3,038,000	2,178,339
Citic Pacific	2,564,000	3,078,440
COSCO Pacific	2,862,378	4,001,467
†Country Garden Holdings	11,254,063	4,383,079
Dongfeng Motor Group	2,392,000	2,791,726
GCL-Poly Energy Holdings	15,526,000	2,382,701
†GOME Electrical Appliances Holding	20,664,000	2,185,200
Guangzhou Automobile Group	4,356,000	2,859,359
Industrial & Commercial Bank of China	6,694,000	3,953,795
Kingboard Chemical Holdings	1,235,000	2,965,580
Shanghai Industrial Holdings	1,400,000	4,161,616
Shimao Property Holdings	4,045,500	6,959,708
Sino-Ocean Land Holdings	9,088,559	5,145,440
Yanzhou Coal Mining	1,992,000	3,036,476

		82,075,390

Hungary–2.19%
OTP Bank	253,414	4,448,865
Richter Gedeon	25,262	4,417,847

		8,866,712

India–0.87%
Tata Steel	466,471	3,534,459

		3,534,459

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Indonesia–1.19%
Indofood Sukses Makmur	8,144,000	$4,808,109

		4,808,109

Malaysia–2.72%
IOI	2,478,100	4,037,604
Kuala Lumpur Kepong	537,900	3,882,242
PPB Group	777,500	3,067,774

		10,987,620

Poland–3.13%
KGHM Polska Miedz	95,527	4,547,556
PGE	709,112	4,095,139
Tauron Polska Energia	2,622,288	4,011,054

		12,653,749

Republic of Korea–16.43%
BS Financial Group	367,992	3,965,182
Daewoo Shipbuilding & Marine Engineering	161,530	3,763,865
DGB Financial Group	329,573	4,350,232
Hanwha Chemical	182,280	3,494,462
Hyundai Heavy Industries	15,223	3,451,478
Hyundai Motor	21,005	4,752,988
Industrial Bank of Korea	355,940	3,915,222
Kangwon Land	194,600	4,368,439
†Korea Exchange Bank	565,149	4,308,381
KT&G	60,873	4,629,687
POSCO	12,880	4,227,141
Samsung Card	124,062	4,461,540
Shinhan Financial Group	111,870	3,812,140
SK Holdings	33,181	4,633,011
SK Telecom	35,084	4,630,948
Woori Finance Holdings	376,480	3,718,588

		66,483,304

Russia–4.80%
=Federal Grid Unified Energy System	403,975,348	2,989,418
Gazprom ADR	356,051	3,571,192
LUKOIL ADR	72,082	4,440,251
Severstal GDR	327,107	4,092,109
Tatneft ADR	104,144	4,318,852

		19,411,822

South Africa–5.39%
Aveng	842,132	3,165,963
Imperial Holdings	213,873	4,818,374
MMI Holdings	1,871,844	4,765,634
Netcare	2,329,610	5,010,215
Tiger Brands	123,153	4,041,277

		21,801,463

Taiwan–21.50%
Asia Cement	3,652,655	4,613,605

LVIP SSgA Emerging Markets 100 Fund—1

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
China Petrochemical Development	3,823,000	$3,238,726
Chinatrust Financial Holding	7,477,824	4,512,238
Chunghwa Telecom	1,403,000	4,491,245
Compal Electronics	3,840,030	3,449,521
Epistar	1,693,000	3,613,057
Far Eastern New Century	3,845,460	4,339,301
Formosa Chemicals & Fibre	1,479,000	3,973,177
Formosa Plastics	1,467,000	4,191,000
Lite-On Technology	3,588,788	4,630,813
Mega Financial Holding	6,291,965	4,847,728
Novatek Microelectronics	1,437,000	5,192,854
Pou Chen	5,037,000	5,151,536
Taishin Financial Holding	11,771,391	4,534,713
Taiwan Cement	3,690,051	4,566,490
Unimicron Technology	3,483,000	4,149,963
Uni-President Enterprises	3,380,631	5,993,005
United Microelectronics	8,823,000	3,669,608
Wistron	3,007,733	3,609,321
WPG Holdings	3,171,000	4,216,037

		86,983,938

Thailand–1.92%
Charoen Pokphand Foods	2,212,500	2,405,282
Charoen Pokphand Foods NDVR	1,364,900	1,483,828
Thai Oil	1,257,100	2,661,878
Thai Oil NDVR	580,900	1,230,041

		7,781,029

Turkey–1.10%
Haci Omer Sabanci Holding	1,020,055	4,472,283

		4,472,283

Total Common Stock (Cost $369,951,336)		364,779,359

	Number of Shares	Value (U.S. $)
PREFERRED STOCK–7.48%
Brazil–5.44%
Bradespar 6.71%	230,000	$3,168,110
Centrais Eletricas Brasileiras Class B 9.96%	338,685	3,059,435
Cia Paranaense de Energia Class B 2.36%	187,800	3,066,765
Eletropaulo Metropolitana Eletricidade de Sao Paulo 21.18%	210,961	2,046,174
Petroleo Brasileiro 3.12%	342,900	3,780,959
Telefonica Brasil 5.21%	142,018	3,093,364
Usinas Siderurgicas de Minas Gerais Class A 0.91%	666,328	3,349,803
Vale 5.80%	24,900	432,782

		21,997,392

Russia–2.04%
=Surgutneftegas 10.49%	6,206,475	4,157,097
=Transneft 1.22%	2,251	4,112,397

		8,269,494

Total Preferred Stock (Cost $36,427,626)		30,266,886

SHORT-TERM INVESTMENT–1.63%
Money Market Mutual Fund–1.63%
Dreyfus Treasury & Agency Cash Management Fund	6,598,276	6,598,276

Total Short-Term Investment (Cost $6,598,276)		6,598,276

TOTAL VALUE OF SECURITIES–99.27% (Cost $412,977,238)	401,644,521
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.73%	2,950,973

NET ASSETS APPLICABLE TO 40,099,212 SHARES OUTSTANDING–100.00%	$404,595,494

Δ	Securities have been classified by country of origin.
¡	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†	Non income producing security.
«	Includes foreign currency valued at $1,551,251 with a cost of $1,544,392 and $364,000 pledged as collateral for futures contracts.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2012, the aggregate value of the fair valued securities was $11,258,912, which represented 2.78% of the Fund’s net assets. See Note 1 in “Notes.”

LVIP SSgA Emerging Markets 100 Fund—2

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts and futures contract were outstanding at September 30, 2012:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)	In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	THB (3,030,418)	USD	98,183	10/2/12	$(128)

Futures Contract

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
140 mini MSCI Emerging Markets Index	$6,942,227	$6,958,000	12/22/12	$15,773

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

ADR–American Depositary Receipt

GDR–Global Depositary Receipt

MNB–Mellon National Bank

NVDR–Non-Voting Depositary Receipt

THB–Thailand Baht

USD–United States Dollar

LVIP SSgA Emerging Markets 100 Fund—3

LVIP SSgA Emerging Markets 100 Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Emerging Markets 100 Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

LVIP SSgA Emerging Markets 100 Fund—4

LVIP SSgA Emerging Markets 100 Fund

Notes (continued)

2. Investments (continued)

Cost of investments	$419,485,817

Aggregate unrealized appreciation	$62,049,883
Aggregate unrealized depreciation	(79,891,179)

Net unrealized depreciation	$(17,841,296)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Total
Common Stock	$361,789,941	$2,989,418	$364,779,359
Short-Term Investment	6,598,276	—	6,598,276
Preferred Stock	21,997,392	8,269,494	30,266,886

Total	$390,385,609	$11,258,912	$401,644,521

Foreign Currency Exchange Contracts	$—	$(128)	$(128)

Futures Contracts	$15,773	$—	$15,773

A reconciliation of Level 3 investments is presented because Level 3 investments were considered material at the beginning, interim or end of the period in relation to net assets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stock
Balance as of 12/31/11	$6,768,191
Transfers out of Level 3	(6,768,191)

Balance as of 9/30/12	$—

During the period ended September 30, 2012, transfers out of Level 3 investments into Level 2 investments were made in the amount of $6,732,358 for the Fund. The transfer was due to the Fund’s pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. During the period ended September 30, 2012, there were no transfers between Level 1 and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the

LVIP SSgA Emerging Markets 100 Fund—5

LVIP SSgA Emerging Markets 100 Fund

Notes (continued)

2. Investments (continued)

closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may use futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Emerging Markets 100 Fund—6

LVIP SSgA Large Cap 100 Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
COMMON STOCK–95.73%
Aerospace & Defense–4.03%
†Engility Holdings	15,188	$280,219
General Dynamics	87,740	5,801,369
L-3 Communications Holdings	90,930	6,520,590
Northrop Grumman	105,380	7,000,393
Raytheon	121,990	6,972,948

		26,575,519

Auto Components–1.73%
Autoliv	96,050	5,952,218
Johnson Controls	198,210	5,430,954

		11,383,172

Automobiles–0.77%
Ford Motor	515,469	5,082,524

		5,082,524

Beverages–2.05%
Dr Pepper Snapple Group	160,070	7,127,917
Molson Coors Brewing Class B	142,270	6,409,264

		13,537,181

Capital Markets–0.91%
Bank of New York Mellon	266,759	6,034,089

		6,034,089

Commercial Banks–4.19%
Fifth Third Bancorp	458,239	7,107,287
Huntington Bancshares	998,138	6,887,152
KeyCorp	757,359	6,619,318
M&T Bank	74,140	7,055,162

		27,668,919

Commercial Services & Supplies–1.77%
Republic Services	210,630	5,794,431
Waste Management	184,170	5,908,174

		11,702,605

Communications Equipment–0.88%
Cisco Systems	304,389	5,810,786

		5,810,786

Computers & Peripherals–1.55%
Hewlett-Packard	270,129	4,608,401
†SanDisk	129,790	5,636,780

		10,245,181

Diversified Financial Services–2.63%
CME Group	111,300	6,377,490
JPMorgan Chase	139,970	5,665,986
NYSE Euronext	214,530	5,288,165

		17,331,641

Diversified Telecommunication Services–1.86%
CenturyLink	166,610	6,731,044

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Windstream	549,759	$5,558,063

		12,289,107

Electric Utilities–5.01%
American Electric Power	166,910	7,334,025
Duke Energy	102,186	6,621,653
Entergy	95,780	6,637,554
Exelon	164,190	5,841,880
PPL	227,840	6,618,752

		33,053,864

Electronic Equipment, Instruments & Components–0.91%
Corning	457,239	6,012,693

		6,012,693

Energy Equipment & Services–1.05%
Baker Hughes	153,490	6,942,353

		6,942,353

Food & Staples Retailing–4.04%
Safeway	318,509	5,124,810
Sysco	215,570	6,740,874
Walgreen	192,220	7,004,497
Wal-Mart Stores	105,190	7,763,022

		26,633,203

Food Products–2.82%
Archer-Daniels-Midland	203,350	5,527,053
Bunge	94,020	6,304,041
ConAgra Foods	245,200	6,765,068

		18,596,162

Health Care Equipment & Supplies–2.13%
Covidien	117,740	6,996,111
Medtronic	164,260	7,082,891

		14,079,002

Health Care Providers & Services–5.01%
Aetna	128,310	5,081,076
Cardinal Health	149,360	5,820,559
CIGNA	130,710	6,165,591
Humana	69,650	4,885,947
UnitedHealth Group	109,190	6,050,218
WellPoint	87,270	5,062,533

		33,065,924

Hotels, Restaurants & Leisure–3.17%
Carnival	200,690	7,313,144
Darden Restaurants	125,810	7,013,907
Royal Caribbean Cruises	218,760	6,608,740

		20,935,791

LVIP SSgA Large Cap 100 Fund—1

LVIP SSgA Large Cap 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–1.05%
Whirlpool	83,730	$6,942,054

		6,942,054

Industrial Conglomerates–1.10%
General Electric	320,749	7,284,210

		7,284,210

Insurance–5.57%
AFLAC	140,010	6,703,679
†American International Group	208,840	6,847,864
CNA Financial	219,490	5,882,332
MetLife	172,410	5,941,249
Principal Financial Group	218,180	5,877,769
Prudential Financial	101,570	5,536,581

		36,789,474

IT Services–0.92%
Fidelity National Information Services	194,420	6,069,792

		6,069,792

Leisure Equipment & Products–1.03%
Mattel	191,220	6,784,486

		6,784,486

Machinery–2.86%
Dover	102,270	6,084,042
Eaton	129,180	6,105,047
Illinois Tool Works	112,660	6,699,890

		18,888,979

Media–3.41%
Time Warner	170,510	7,729,218
Time Warner Cable	78,980	7,507,839
Viacom Class B	135,640	7,268,948

		22,506,005

Metals & Mining–2.44%
Cliffs Natural Resources	92,910	3,635,568
Freeport-McMoRan Copper & Gold	169,280	6,700,102
Nucor	149,860	5,733,644

		16,069,314

Multiline Retail–2.99%
Kohl’s	128,700	6,592,014
Macy’s	162,020	6,095,192
Target	110,510	7,014,070

		19,701,276

Multi-Utilities–0.98%
Ameren	197,630	6,456,572

		6,456,572

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Office Electronics–0.89%
Xerox	796,768	$5,848,277

		5,848,277

Oil, Gas & Consumable Fuels–8.22%
Chesapeake Energy	277,879	5,243,577
Chevron	60,070	7,001,759
ConocoPhillips	84,660	4,840,859
HollyFrontier	200,200	8,262,254
Marathon Oil	203,120	6,006,258
Marathon Petroleum	148,520	8,107,707
Peabody Energy	222,310	4,955,290
Phillips 66	42,330	1,962,842
Valero Energy	249,780	7,913,030

		54,293,576

Paper & Forest Products–1.95%
International Paper	183,400	6,661,088
MeadWestvaco	203,780	6,235,668

		12,896,756

Pharmaceuticals–3.36%
Lilly (Eli)	159,910	7,581,333
Merck	167,670	7,561,917
Pfizer	284,079	7,059,363

		22,202,613

Real Estate Investment Trusts–1.14%
American Capital Agency	217,920	7,537,853

		7,537,853

Road & Rail–1.88%
CSX	299,119	6,206,719
Norfolk Southern	97,770	6,221,105

		12,427,824

Semiconductors & Semiconductor Equipment–4.37%
Analog Devices	159,330	6,244,143
Applied Materials	517,509	5,777,988
Intel	229,050	5,194,854
KLA-Tencor	118,300	5,643,501
Maxim Integrated Products	225,150	5,993,493

		28,853,979

Software–2.67%
Activision Blizzard	502,169	5,664,466
CA	233,550	6,017,416
Microsoft	199,640	5,945,279

		17,627,161

Specialty Retail–1.40%
Best Buy	271,819	4,672,569
Staples	397,839	4,583,105

		9,255,674

LVIP SSgA Large Cap 100 Fund—2

LVIP SSgA Large Cap 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrift & Mortgage Finance–0.99%
New York Community Bancorp	462,799	$6,553,234

		6,553,234

Total Common Stock (Cost $613,893,423)		631,968,825

SHORT-TERM INVESTMENTS–4.01%
Money Market Mutual Fund–3.81%
Dreyfus Treasury & Agency Cash Management Fund	25,191,603	25,191,603

		25,191,603

	Principal Amount[o]	Value (U.S. $)
U.S. Treasury Obligations–0.20%
U.S. Treasury Bills
^¥ 0.064% 10/4/12	505,000	$504,998
^¥ 0.086% 12/6/12	800,000	799,890

		1,304,888

Total Short-Term Investments (Cost $26,496,474)		26,496,491

TOTAL VALUE OF SECURITIES–99.74% (Cost $640,389,897)	658,465,316
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.26%	1,712,200

NET ASSETS APPLICABLE TO 57,496,805 SHARES OUTSTANDING–100.00%	$660,177,516

†	Non income producing security.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
¥	Fully or partially pledged as collateral for futures contracts.

The following futures contract was outstanding at September 30, 2012:1

Futures Contract

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
387 S&P 500 E-mini	$28,177,214	$27,751,770	12/22/12	$(425,444)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP SSgA Large Cap 100 Fund—3

LVIP SSgA Large Cap 100 Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Large Cap 100 Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government securities are valued at the mean between the bid and ask prices. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$641,301,503

Aggregate unrealized appreciation	$58,589,843
Aggregate unrealized depreciation	(41,426,030)

Net unrealized depreciation	$17,163,813

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions

LVIP SSgA Large Cap 100 Fund—4

LVIP SSgA Large Cap 100 Fund

Notes (continued)

2. Investments (continued)

market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Total
Common Stock	$631,968,825	$—	$631,968,825
Short-Term Investments	25,191,603	1,304,888	26,496,491

Total	$657,160,428	$1,304,888	$658,465,316

Futures Contracts	$(425,444)	$—	$(425,444)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may use futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2012. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Large Cap 100 Fund—5

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.23%
Aerospace & Defense–2.70%
AAR	44,660	$733,317
Alliant Techsystems	16,080	805,769
Ceradyne	24,840	606,841
Curtiss-Wright	21,820	713,514
Exelis	65,050	672,617
National Presto Industries	10,720	781,274

		4,313,332

Auto Components–2.53%
Cooper Tire & Rubber	53,480	1,025,746
†Exide Technologies	259,891	805,662
Lear	17,380	656,790
Standard Motor Products	45,920	845,846
Superior Industries International	41,640	711,628

		4,045,672

Capital Markets–5.54%
Ares Capital	50,566	866,693
BlackRock Kelso Capital	84,380	820,178
Fifth Street Finance	84,319	925,827
Golub Capital	53,929	857,470
Hercules Technology Growth Capital	74,957	825,277
Main Street Capital	1	30
New Mountain Finance	60,052	889,968
Prospect Capital	74,791	861,592
Solar Capital	36,547	837,657
THL Credit	63,300	888,099
Triangle Capital	41,752	1,071,369

		8,844,160

Chemicals–2.21%
FutureFuel	74,070	896,988
Huntsman	57,620	860,267
Olin	37,360	811,833
Quaker Chemical	20,470	955,335

		3,524,423

Commercial Banks–2.13%
First Community Bancshares	60,440	922,314
First Niagara Financial Group	82,750	669,448
Renasant	49,970	979,662
Wesbanco	40,360	835,856

		3,407,280

Commercial Services & Supplies–2.69%
ABM Industries	33,340	631,126
Ennis	51,400	843,474
Intersections	63,590	670,239
NL Industries	54,630	627,699
Schawk	64,460	841,203
United Stationers	25,960	675,479

		4,289,220

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment–1.50%
Comtech Telecommunications	24,720	$683,261
Harris	18,090	926,570
†Oplink Communications	47,210	780,853

		2,390,684

Computers & Peripherals–0.34%
Lexmark International Class A	24,320	541,120

		541,120

Construction & Engineering–0.82%
†Layne Christensen	36,580	717,334
†Tutor Perini	52,230	597,511

		1,314,845

Containers & Packaging–0.40%
Greif Class A	14,430	637,517

		637,517

Distributor–0.28%
†VOXX International Class A	59,480	444,910

		444,910

Diversified Consumer Services–1.05%
DeVry	23,890	543,736
Stewart Enterprises Class A	133,970	1,124,678

		1,668,414

Diversified Telecommunication Services–0.60%
Frontier Communications	195,120	956,088

		956,088

Electric Utilities–2.72%
Empire District Electric	39,680	855,104
Pepco Holdings	42,760	808,164
Portland General Electric	32,550	880,152
UNS Energy	22,260	931,804
Westar Energy	29,140	864,292

		4,339,516

Electrical Equipment–0.42%
Preformed Line Products	12,420	674,530

		674,530

Electronic Equipment, Instruments & Components–7.26%
†Arrow Electronics	19,410	654,311
AVX	61,430	589,114
CTS	77,310	778,512
Electro Rent	44,170	781,367
Electro Scientific Industries	53,970	659,513
†Ingram Micro	43,880	668,292
Jabil Circuit	32,060	600,163
†Kemet	86,130	378,972
Littelfuse	12,900	729,366
Methode Electronics	87,700	851,567

LVIP SSgA Small-Mid Cap 200 Fund––1

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Molex	28,650	$752,922
PC Connection	98,320	1,131,663
†Power-One	177,570	994,392
†Synnex	21,360	695,909
†Tech Data	14,890	674,517
†Vishay Intertechnology	66,330	652,024

		11,592,604

Energy Equipment & Services–1.46%
Bristow Group	16,880	853,284
Patterson-UTI Energy	47,060	745,430
Tidewater	14,960	726,009

		2,324,723

Food & Staples Retailing–1.72%
Andersons	16,590	624,779
Ingles Markets Class A	46,140	754,389
Nash Finch	28,400	579,928
Weis Markets	18,540	784,798

		2,743,894

Food Products—0.99%
Diamond Foods	35,640	670,745
Fresh Del Monte Produce	35,370	905,472

		1,576,217

Health Care Equipment & Supplies–4.56%
Analogic	12,030	940,385
Atrion	3,840	850,560
Cooper	9,910	936,099
Hill-Rom Holdings	24,110	700,637
STERIS	25,710	911,934
Teleflex	13,300	915,572
West Pharmaceutical Services	19,020	1,009,391
Young Innovations	26,070	1,019,337

		7,283,915

Health Care Providers & Services–7.78%
†Almost Family	31,290	665,851
Assisted Living Concepts Class A	48,960	373,565
Chemed	12,920	895,227
†Community Health Systems	36,590	1,066,233
Coventry Health Care	22,720	947,197
Ensign Group	29,920	915,702
†LifePoint Hospitals	20,590	880,840
National Healthcare	17,710	845,475
Omnicare	22,870	776,894
Owens & Minor	26,770	799,888
Patterson	24,380	834,771
†PharMerica	65,510	829,357
†Triple-S Management Class B	34,870	728,783
U.S. Physical Therapy	35,290	975,063

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Universal Health Services Class B	19,230	$879,388

		12,414,234

Hotels, Restaurants & Leisure–0.97%
Bob Evans Farms	21,420	838,165
Marcus	64,340	714,174

		1,552,339

Household Durables–0.55%
American Greetings Class A	52,540	882,672

		882,672

Insurance–5.53%
American Equity Investment Life Holding	63,720	741,064
American National Insurance	11,080	795,876
Assurant	19,940	743,762
Horace Mann Educators	46,150	835,777
Kansas City Life Insurance	25,282	974,115
Meadowbrook Insurance Group	87,200	670,568
Presidential Life	71,170	991,398
Protective Life	27,450	719,465
Reinsurance Group of America	13,590	786,453
Symetra Financial	69,980	860,754
Tower Group	36,100	699,979

		8,819,211

Internet Software & Services–1.98%
EarthLink	101,890	725,457
j2 Global	28,360	930,775
Keynote Systems	40,710	589,481
United Online	166,430	918,694

		3,164,407

IT Services–1.36%
Booz Allen Hamilton Holding	47,410	656,629
Convergys	60,500	948,035
Mantech International Class A	23,400	561,600

		2,166,264

Machinery–3.70%
Alamo Group	27,030	913,073
Ampco-Pittsburgh	40,390	745,196
Cascade	16,070	879,672
Douglas Dynamics	59,160	874,976
Foster (L.B.) Class A	28,370	917,486
Kaydon	31,780	709,965
NACCO Industries Class A	6,950	871,600

		5,911,968

Marine–0.29%
†Genco Shipping & Trading	126,760	466,477

		466,477

LVIP SSgA Small-Mid Cap 200 Fund––2

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–3.01%
†Entercom Communications Class A	125,380	$860,107
Gannett	53,110	942,703
Harte-Hanks	89,450	619,889
Interpublic Group	70,720	786,406
Meredith	24,910	871,850
Scholastic	22,810	724,902

		4,805,857

Metals & Mining–2.41%
Hecla Mining	176,140	1,153,717
Olympic Steel	33,890	572,063
Schnitzer Steel Industries	20,400	574,260
Steel Dynamics	55,950	628,319
Worthington Industries	42,080	911,453

		3,839,812

Multiline Retail–1.08%
Dillard’s Class A	12,790	924,973
Fred’s Class A	55,680	792,326

		1,717,299

Oil, Gas & Consumable Fuels–5.22%
Alon USA Energy	89,270	1,222,999
Arch Coal	75,110	475,446
Delek U.S. Holdings	52,090	1,327,766
Energen	16,420	860,572
EXCO Resources	122,740	983,147
†Green Plains Renewable Energy	74,700	437,742
Penn Virginia	177,620	1,101,244
†Quicksilver Resources	161,440	660,290
Tesoro	30,130	1,262,447

		8,331,653

Paper & Forest Products–0.42%
Domtar	8,510	666,248

		666,248

Professional Services–1.09%
†Dolan	88,540	476,345
Kelly Services Class A	50,940	641,844
Manpower	17,080	628,544

		1,746,733

Real Estate Investment Trusts–8.75%
Anworth Mortgage Asset	122,680	834,224
Apollo Commercial Real Estate Finance	51,950	900,813
Capstead Mortgage	61,580	830,714
Chimera Investment	287,581	779,345
Colony Financial	49,280	959,974
Commonwealth REIT	43,730	636,709
CreXus Investment	78,040	843,612
CYS Investments	62,130	875,412
Dynex Capital	85,140	915,255

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Hatteras Financial	29,120	$820,893
Invesco Mortgage Capital	46,100	927,993
MFA Financial	108,080	918,680
PennyMac Mortgage Investment Trust	43,270	1,011,220
Resource Capital	149,750	880,530
Starwood Property Trust	38,430	894,266
Two Harbors Investment	79,600	935,300

		13,964,940

Semiconductors & Semiconductor Equipment–2.47%
Brooks Automation	66,000	529,980
Cohu	71,610	672,418
†Integrated Silicon Solution	72,950	675,517
Intersil Class A	71,940	629,475
MKS Instruments	27,520	701,485
†Rubicon Technology	77,350	741,013

		3,949,888

Specialty Retail–3.91%
Cato Class A	29,160	866,344
Destination Maternity	43,410	811,767
GameStop Class A	37,240	782,040
Guess	25,790	655,582
Haverty Furniture	72,740	1,009,631
RadioShack	129,620	308,496
Rent-A-Center	21,580	757,026
Stage Stores	49,760	1,047,946

		6,238,832

Textiles, Apparel & Luxury Goods–1.10%
Columbia Sportswear	16,990	917,460
Jones Group	64,850	834,620

		1,752,080

Thrift & Mortgage Finance–1.61%
Astoria Financial	82,510	815,199
Flushing Financial	60,440	954,952
Radian Group	185,270	804,072

		2,574,223

Tobacco–0.55%
Universal	17,360	883,971

		883,971

Trading Companies & Distributors–2.53%
Aceto	85,780	810,621
GATX	20,220	858,137
SeaCube Container Leasing	46,960	880,500
TAL International Group	22,020	748,240
Textainer Group Holdings	24,030	734,117

		4,031,615

LVIP SSgA Small-Mid Cap 200 Fund—3

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services–1.00%
Telephone & Data Systems	35,170	$900,704
USA Mobility	58,150	690,241

		1,590,945

Total Common Stock (Cost $155,097,897)		158,384,732

SHORT-TERM INVESTMENTS–0.59%
Money Market Mutual Fund–0.50%
Dreyfus Treasury & Agency Cash
Management Fund	800,210	800,210

		800,210

	Principal Amount°	Value (U.S. $)
U.S. Treasury Obligations–0.09%
U.S. Treasury Bills
^¥ 0.09% 12/6/12	100,000	$99,986
^¥ 0.095% 11/8/12	48,000	47,996

		147,982

Total Short Term Investments (Cost $948,189)		948,192

TOTAL VALUE OF SECURITIES–99.82% (Cost $156,046,086)	159,332,924
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	283,392

NET ASSETS APPLICABLE TO 12,784,900 SHARES OUTSTANDING–100.00%	$159,616,316

† Non income producing security.

^ Zero coupon security. The rate shown is the yield at the time of purchase.

° Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

¥Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at September 30, 2012:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
10	E-mini S&P MidCap 400	$1,024,572	$986,500	12/22/12	$(38,072)
6	Russell 2000 Mini Index	510,248	500,640	12/22/12	(9,608)

		$1,534,820			$(47,680)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

REIT–Real Estate Investment Trust

LVIP SSgA Small-Mid Cap 200 Fund—4

LVIP SSgA Small-Mid Cap 200 Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Small-Mid Cap 200 Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government securities are valued at the mean between the bid and ask prices. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$157,553,784

Aggregate unrealized appreciation	$16,077,496
Aggregate unrealized depreciation	(14,298,356)

Net unrealized appreciation	$1,779,140

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions

LVIP SSgA Small-Mid Cap 200 Fund—5

LVIP SSgA Small-Mid Cap 200 Fund

Notes (continued)

2. Investments (continued)

market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Total
Common Stock	$158,384,732	$—	$158,384,732
Short-Term Investments	800,210	147,982	948,192

Total	$159,184,942	$147,982	$159,332,924

Futures Contracts	$(47,680)	$—	$(47,680)

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may use futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk

The Fund may invest a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2012. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

LVIP SSgA Small-Mid Cap 200 Fund—6

LVIP SSgA Small-Mid Cap 200 Fund

Notes (continued)

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Small-Mid Cap 200 Fund—7

LVIP SSgA Conservative Index Allocation Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–85.91%
Equity Funds–22.24%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	966,965	$9,993,586
LVIP SSgA Small-Cap Index Fund	115,880	2,245,989

		12,239,575

Fixed Income Fund–49.61%
*Lincoln Variable Insurance Products Trust– LVIP SSgA Bond Index Fund	2,303,629	27,295,702

		27,295,702

International Equity Fund–14.06%
*Lincoln Variable Insurance Products Trust– LVIP SSgA International Index Fund	1,027,664	7,735,224

		7,735,224

Total Affiliated Investment Companies (Cost $44,289,190)		47,270,501

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–14.02%
Fixed Income Fund–9.95%
SPDR® Barclays Capital TIPS ETF	90,190	$5,472,729

		5,472,729

International Equity Fund–4.07%
Vanguard MSCI Emerging Markets ETF	53,664	2,240,472

		2,240,472

Total Unaffiliated Investment Companies (Cost $7,313,167)		7,713,201

SHORT-TERM INVESTMENT–0.05%
Money Market Mutual Fund–0.05%
Dreyfus Treasury & Agency Cash
Management Fund	26,658	26,658

Total Short-Term Investment (Cost $26,658)		26,658

TOTAL VALUE OF SECURITIES–99.98% (Cost $51,629,015)	55,010,360
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	9,903

NET ASSETS APPLICABLE TO 4,814,949 SHARES OUTSTANDING–100.00%.	$55,020,263

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

LVIP SSgA Conservative Index Allocation Fund—1

LVIP SSgA Conservative Index Allocation Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Conservative Index Allocation Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in other investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$52,186,329

Aggregate unrealized appreciation	$3,381,345
Aggregate unrealized depreciation	(557,314)

Net unrealized appreciation	$2,824,031

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

LVIP SSgA Conservative Index Allocation Fund—2

LVIP SSgA Conservative Index Allocation Fund

Notes (continued)

2. Investments (continued)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Investment Companies	$54,983,702
Short-Term Investment	26,658

Total	$55,010,360

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Conservative Index Allocation Fund—3

LVIP SSgA Conservative Structured Allocation Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–90.01%
Equity Funds–22.24%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	1,586,139	$18,227,908
LVIP SSgA S&P 500 Index Fund	1,764,856	18,239,791
LVIP SSgA Small-Cap Index Fund	211,592	4,101,071
LVIP SSgA Small-Mid Cap 200 Fund	329,064	4,113,295

		44,682,065

Fixed Income Fund–49.57%
*Lincoln Variable Insurance Products Trust– LVIP SSgA Bond Index Fund	8,404,754	99,587,931

		99,587,931

International Equity Funds–18.20%
*Lincoln Variable Insurance Products Trust– LVIP SSgA Developed International 150 Fund	1,866,645	14,203,301

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
LVIP SSgA Emerging Markets 100 Fund	814,459	$8,225,222
LVIP SSgA International Index Fund	1,875,819	14,119,292

		36,547,815

Total Affiliated Investment Companies (Cost $172,586,669)		180,817,811

UNAFFILIATED INVESTMENT COMPANIES–9.95%
Fixed Income Fund–9.95%
SPDR® Barclays Capital TIPS ETF	329,394	19,987,628

		19,987,628

Total Unaffiliated Investment Companies (Cost $18,524,620)		19,987,628

TOTAL VALUE OF SECURITIES–99.96% (Cost $191,111,289)	200,805,439
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	89,314

NET ASSETS APPLICABLE TO 18,030,969 SHARES OUTSTANDING–100.00%	$200,894,753

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

LVIP SSgA Conservative Structured Allocation Fund—1

LVIP SSgA Conservative Structured Allocation Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Conservative Structured Allocation Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in other investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$192,762,132

Aggregate unrealized appreciation	$10,861,078
Aggregate unrealized depreciation	(2,817,771)

Net unrealized appreciation	$8,043,307

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

LVIP SSgA Conservative Structured Allocation Fund—2

LVIP SSgA Conservative Structured Allocation Fund

Notes (continued)

2. Investments (continued)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Investment Companies	$200,805,439

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Conservative Structured Allocation Fund—3

LVIP SSgA Moderately Aggressive Index Allocation Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–84.87%
Equity Funds–38.25%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	3,569,799	$36,893,876
LVIP SSgA Small-Cap Index Fund	687,777	13,330,488

		50,224,364

Fixed Income Fund–24.65%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	2,732,122	32,372,909

		32,372,909

International Equity Fund–21.97%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	3,833,082	28,851,605

		28,851,605

Total Affiliated Investment Companies (Cost $103,981,979)		111,448,878

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–15.06%
Fixed Income Fund–4.94%
SPDR® Barclays Capital TIPS ETF	106,913	$6,487,481

		6,487,481

International Equity Fund–10.12%
Vanguard MSCI Emerging Markets ETF	318,418	13,293,952

		13,293,952

Total Unaffiliated Investment Companies (Cost $18,948,092)		19,781,433

SHORT-TERM INVESTMENT–0.22%
Money Market Mutual Fund–0.22%
Dreyfus Treasury & Agency Cash
Management Fund	290,396	290,396

Total Short-Term Investment (Cost $290,396)		290,396

TOTAL VALUE OF SECURITIES–100.15% (Cost $123,220,467)	131,520,707
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.15%)	(192,864)

NET ASSETS APPLICABLE TO 11,398,472 SHARES OUTSTANDING–100.00%	$131,327,843

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

LVIP SSgA Moderately Aggressive Index Allocation Fund—1

LVIP SSgA Moderately Aggressive Index Allocation Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Moderately Aggressive Index Allocation Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in other investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$123,803,230

Aggregate unrealized appreciation	$8,300,241
Aggregate unrealized depreciation	(582,764)

Net unrealized appreciation	$7,717,477

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

LVIP SSgA Moderately Aggressive Index Allocation Fund—2

LVIP SSgA Moderately Aggressive Index Allocation Fund

Notes (continued)

2. Investments (continued)

Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Investment Companies	$131,230,311
Short-Term Investment	290,396

Total	$131,520,707

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Moderately Aggressive Index Allocation Fund—3

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–95.11%
Equity Funds–38.25%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	4,560,178	$52,405,560
LVIP SSgA S&P 500 Index Fund	5,074,018	52,439,977
LVIP SSgA Small-Cap Index Fund	977,556	18,946,995
LVIP SSgA Small-Mid Cap 200 Fund	1,520,257	19,003,212

		142,795,744

Fixed Income Fund–24.65%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	7,766,870	92,029,637

		92,029,637

International Equity Funds–32.21%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	5,421,516	41,252,316
LVIP SSgA Emerging Markets 100 Fund	3,763,552	38,008,114
LVIP SSgA International Index Fund	5,448,138	41,008,134

		120,268,564

Total Affiliated Investment Companies (Cost $346,792,481)		355,093,945

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–4.94%
Fixed Income Fund–4.94%
SPDR® Barclays Capital TIPS ETF	303,827	$18,436,222

		18,436,222

Total Unaffiliated Investment Companies (Cost $17,104,205)		18,436,222

SHORT-TERM INVESTMENT–0.04%
Money Market Mutual Fund–0.04%
Dreyfus Treasury & Agency Cash
Management Fund	130,699	130,699

Total Short-Term Investment (Cost $130,699)		130,699

TOTAL VALUE OF SECURITIES–100.09% (Cost $364,027,385)	373,660,866
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(326,701)

NET ASSETS APPLICABLE TO 33,120,084 SHARES OUTSTANDING–100.00%	$373,334,165

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

LVIP SSgA Moderately Aggressive Structured Allocation Fund—1

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Moderately Aggressive Structured Allocation Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in other investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$367,210,048

Aggregate unrealized appreciation	$17,757,514
Aggregate unrealized depreciation	(11,306,696)

Net unrealized appreciation	$6,450,818

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

LVIP SSgA Moderately Aggressive Structured Allocation Fund—2

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Notes (continued)

2. Investments (continued)

Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Investment Companies	$373,530,167
Short-Term Investment	130,699

Total	$373,660,866

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Moderately Aggressive Structured Allocation Fund—3

LVIP SSgA Moderate Index Allocation Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–83.95%
Equity Funds–34.28%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	3,518,410	$36,362,767
LVIP SSgA Small-Cap Index Fund	583,944	11,318,002

		47,680,769

Fixed Income Fund–29.65%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	3,480,692	41,242,720

		41,242,720

International Equity Fund–20.02%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	3,698,510	27,838,685

		27,838,685

Total Affiliated Investment Companies (Cost $109,052,854)		116,762,174

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–16.00%
Fixed Income Fund–9.91%
SPDR® Barclays Capital TIPS ETF	227,231	$13,788,377

		13,788,377

International Equity Fund–6.09%
Vanguard MSCI Emerging Markets ETF	202,781	8,466,107

		8,466,107

Total Unaffiliated Investment Companies (Cost $21,168,343)		22,254,484

SHORT-TERM INVESTMENT–0.23%
Money Market Mutual Fund–0.23%
Dreyfus Treasury & Agency Cash
Management Fund	317,825	317,825

Total Short-Term Investment (Cost $317,825)		317,825

TOTAL VALUE OF SECURITIES–100.18% (Cost $130,539,022)	139,334,483
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.18%)	(245,297)

NET ASSETS APPLICABLE TO 12,019,437 SHARES OUTSTANDING–100.00%	$139,089,186

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

LVIP SSgA Moderate Index Allocation Fund—1

LVIP SSgA Moderate Index Allocation Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Moderate Index Allocation Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in other investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$131,282,998

Aggregate unrealized appreciation	$8,795,461
Aggregate unrealized depreciation	(743,976)

Net unrealized appreciation	$8,051,485

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

LVIP SSgA Moderate Index Allocation Fund—2

LVIP SSgA Moderate Index Allocation Fund

Notes (continued)

2. Investments (continued)

Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Investment Companies	$139,016,658
Short-Term Investment	317,825

Total	$139,334,483

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Moderate Index Allocation Fund—3

LVIP SSgA Moderate Structured Allocation Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–90.14%
Equity Funds–34.29%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	6,389,629	$73,429,616
LVIP SSgA S&P 500 Index Fund	7,109,697	73,478,721
LVIP SSgA Small-Cap Index Fund	1,180,028	22,871,310
LVIP SSgA Small-Mid Cap 200 Fund	1,835,144	22,939,301

		192,718,948

Fixed Income Fund–29.65%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	14,066,894	166,678,625

		166,678,625

International Equity Funds–26.20%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	7,436,389	56,583,482
LVIP SSgA Emerging Markets 100 Fund	3,407,209	34,409,405
LVIP SSgA International Index Fund	7,473,522	56,253,197

		147,246,084

Total Affiliated Investment Companies (Cost $489,419,955)		506,643,657

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–9.90%
Fixed Income Fund–9.90%
SPDR® Barclays Capital TIPS ETF	917,051	$55,646,655

		55,646,655

Total Unaffiliated Investment Companies (Cost $51,818,277)		55,646,655

SHORT-TERM INVESTMENT–0.26%
Money Market Mutual Fund–0.26%
Dreyfus Treasury & Agency Cash Management Fund	1,438,755	1,438,755

Total Short-Term Investment (Cost $1,438,755)		1,438,755

TOTAL VALUE OF SECURITIES—100.30% (Cost $542,676,987)	563,729,067
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS—(0.30%)	(1,662,070)

NET ASSETS APPLICABLE TO 50,245,186 SHARES OUTSTANDING—100.00%	$562,066,997

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

LVIP SSgA Moderate Structured Allocation Fund—1

LVIP SSgA Moderate Structured Allocation Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Moderate Structured Allocation Fund (Fund).

Security Valuation–Exhange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in other investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$545,767,606

Aggregate unrealized appreciation	$28,153,313
Aggregate unrealized depreciation	(10,191,852)

Net unrealized appreciation	$17,961,461

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

LVIP SSgA Moderate Structured Allocation Fund—2

LVIP SSgA Moderate Structured Allocation Fund

Notes (continued)

2. Investments (continued)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Investment Companies	$562,290,312
Short-Term Investment	1,438,755

Total	$563,729,067

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Moderate Structured Allocation Fund—3

LVIP SSgA Global Tactical Allocation RPM Fund (formerly, LVIP SSgA Global Tactial Allocation Fund)

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–57.31%
Equity Funds–24.19%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund.	3,476,207	$39,948,565
LVIP SSgA S&P 500 Index Fund	4,065,992	42,022,026
LVIP SSgA Small-Cap Index Fund	392,220	7,602,010
LVIP SSgA Small-Mid Cap 200 Fund	579,357	7,241,963

		96,814,564

Fixed Income Fund–16.01%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	5,406,645	64,063,336

		64,063,336

International Equity Funds–17.11%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	4,941,471	37,599,654
LVIP SSgA Emerging Markets 100 Fund	840,063	8,483,796
LVIP SSgA International Index Fund	2,978,034	22,415,661

		68,499,111

Total Affiliated Investment Companies (Cost $212,845,098)		229,377,011

UNAFFILIATED INVESTMENT COMPANIES–37.98%
Commodity Fund–3.04%
†SPDR® Gold Shares ETF	70,687	12,159,578

		12,159,578

Equity Funds–11.15%
SPDR® S&P 500 ETF	197,602	28,440,856
SPDR® S&P 600 Small Cap ETF	51,465	3,818,188
SPDR® S&P MidCap 400 ETF	68,766	12,372,379

		44,631,423

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
Fixed Income Funds–15.70%
iShares iBoxx Investment Grade Corporate Bond Fund	31,592	$3,846,958
SPDR® Barclays Capital Aggregate Bond ETF	33,283	1,969,688
SPDR® Barclays Capital High Yield Bond ETF	96,002	3,861,200
SPDR® Barclays Capital Intermediate
Term Corporate Bond ETF	557,420	19,442,810
SPDR® Barclays Capital Short-Term Corporate Bond ETF	27,472	847,236
SPDR® Barclays Capital TIPS ETF	351,164	21,308,632
SPDR® DB International Government Inflation-Protected Bond ETF	186,573	11,560,063

		62,836,587

International Equity Funds–8.09%
SPDR® S&P Emerging Markets ETF	182,159	11,567,096
SPDR® S&P World ex-US ETF	871,819	20,836,474

		32,403,570

Total Unaffiliated Investment Companies (Cost $138,052,670)		152,031,158

SHORT-TERM INVESTMENT–5.33%
Money Market Mutual Fund–5.33%
Dreyfus Treasury & Agency Cash Management Fund	21,340,630	21,340,630

Total Short-Term Investment (Cost $21,340,630)		21,340,630

TOTAL VALUE OF SECURITIES–100.62% (Cost $372,238,398)	402,748,799
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.62%)	(2,464,935)

NET ASSETS APPLICABLE TO 36,796,407 SHARES OUTSTANDING–100.00%	$400,283,864

†	Non income producing security.
*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

LVIP SSgA Global Tactical Allocation RPM Fund—1

LVIP SSgA Global Tactical Allocation RPM Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)—LVIP SSgA Global Tactical Allocation RPM Fund (Fund) (formerly, LVIP SSgA Global Tactical Allocation Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Funds. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$372,366,832

Aggregate unrealized appreciation	$31,093,884
Aggregate unrealized depreciation	(711,917)

Net unrealized appreciation	$30,381,967

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $44,199,784 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $40,556,592 expires in 2017 and $3,265,118 expires in 2018.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

At December 31, 2011, short-term losses of $378,074 will be carried forward under the Act.

LVIP SSgA Global Tactical Allocation RPM Fund—2

LVIP SSgA Global Tactical Allocation RPM Fund

Notes (continued)

2. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Level 1
Investment companies	$381,408,169
Short-Term Investment	21,340,630

Total	$402,748,799

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Global Tactical Allocation RPM Fund—3

LVIP SSgA International Index Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–95.21%
Australia–8.52%
AGL Energy	40,821	$634,037
ALS	29,795	265,550
Alumina	187,464	165,328
Amcor	97,988	788,939
AMP	236,778	1,063,747
APA Group	51,425	252,907
Asciano	89,613	406,314
ASX	15,779	484,105
Australia & New Zealand Banking Group	215,885	5,543,789
Bendigo & Adelaide Bank	31,170	258,455
BHP Billiton	260,149	8,918,077
Boral	60,727	241,948
Brambles	135,168	984,510
Caltex Australia	11,842	203,099
Centro Retail Australia	100,279	217,453
CFS Retail Property Trust Group	143,966	288,288
Coca-Cola Amatil	48,151	677,445
Cochlear	4,358	303,628
Commonwealth Bank of Australia	127,517	7,378,664
Computershare	34,596	297,929
Crown	35,003	330,488
CSL	41,524	1,981,828
Dexus Property Group	371,672	366,347
Echo Entertainment Group	65,415	259,947
Fairfax Media	184,130	79,283
Fortescue Metals Group	125,763	455,394
Goodman Group	121,982	501,187
GPT Group	131,341	463,328
†@=GPT Group In-Specie	160,069	0
Harvey Norman Holdings	40,722	81,967
Iluka Resources	34,560	356,067
Incitec Pivot	136,966	423,485
Insurance Australia Group	176,513	800,326
Leighton Holdings	12,089	208,464
Lend Lease Group	43,302	362,646
†Lynas	134,215	110,011
Macquarie Group	28,548	842,985
Metcash	63,613	233,646
Mirvac Group	262,891	390,050
National Australia Bank	180,251	4,767,125
Newcrest Mining	61,039	1,845,466
Orica	31,017	800,359
Origin Energy	90,854	1,067,086
OZ Minerals	25,012	175,171
†Qantas Airways	92,082	116,558
QBE Insurance Group	94,981	1,276,191
QR National	153,892	544,477
Ramsay Health Care	10,694	266,515
Rio Tinto	35,342	1,956,663
Santos	78,404	936,608
Sonic Healthcare	33,780	474,906
SP AusNet	113,495	123,056

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Stockland	195,819	$678,594
Suncorp Group	107,045	1,026,236
Sydney Airport	28,538	93,566
TABCORP Holdings	64,645	185,120
Tatts Group	111,927	314,712
Telstra	346,905	1,410,931
Toll Holdings	53,291	243,838
Transurban Group	113,458	706,310
Wesfarmers	61,855	2,277,249
Wesfarmers PPS	18,971	702,893
Westfield Group	175,394	1,848,917
Westfield Retail Trust	243,971	731,552
Westpac Banking	246,184	6,347,391
Whitehaven Coal	33,690	100,321
Woodside Petroleum	51,565	1,773,032
Woolworths	98,539	2,940,398
WorleyParsons	16,780	492,531

		73,845,433

Austria–0.26%
Andritz	5,732	324,616
†Erste Group Bank	18,032	402,382
†=IMMOEAST	13,053	0
†IMMOFINANZ	81,028	293,945
OMV	12,340	431,880
Raiffeisen Bank International	3,424	124,014
Telekom Austria	27,172	192,046
Verbund	4,573	94,612
Vienna Insurance Group	2,788	118,230
Voestalpine	9,047	270,766

		2,252,491

Belgium–1.10%
Ageas	17,223	412,991
Anheuser-Busch InBev	64,686	5,500,364
†*Anheuser-Busch InBev VVPR Strip	1,896	2
Belgacom	11,868	362,211
Colruyt	5,806	252,891
Delhaize Group	7,641	295,014
Groupe Bruxelles Lambert	6,090	451,949
KBC Groep	13,468	323,123
Mobistar	2,160	68,144
Solvay Class A	5,312	614,766
Telenet Group Holding	4,465	199,961
UCB	9,960	547,673
Umicore	8,870	463,630

		9,492,719

Bermuda–0.13%
Seadrill	27,965	1,091,929

		1,091,929

LVIP SSgA International Index Fund—1

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
☐China–0.02%
†Foxconn International Holdings	203,000	$66,757
Yangzijiang Shipbuilding Holdings	173,000	138,158

		204,915

Denmark–1.15%
A.P. Moller-Maersk Class A	45	305,001
A.P. Moller-Maersk Class B	116	830,214
Carlsberg Class B	9,425	835,063
Coloplast Class B	1,746	363,568
†Danske Bank	51,514	929,708
DSV	15,965	358,857
Novo Nordisk Class B	32,802	5,182,120
Novozymes Class B	20,139	555,087
TDC	40,700	296,482
Tryg	2,515	163,395
†William Demant Holding	1,946	174,430

		9,993,925

Finland–0.72%
Elisa	13,527	305,765
Fortum	39,408	725,689
Kesko Class B	4,611	130,654
Kone Class B	12,265	848,737
Metso	9,948	355,514
Neste Oil	10,581	138,691
Nokia	295,494	763,246
Nokian Renkaat	8,877	361,044
Orion Class B	6,739	144,188
Pohjola Bank Class A	10,906	143,511
Sampo Class A	34,151	1,062,474
Stora Enso Class R	45,931	285,320
UPM-Kymmene	47,426	536,009
Wartsila	13,000	450,217

		6,251,059

France–8.37%
Accor	11,497	383,465
Aeroports de Paris	2,647	211,099
Air Liquide	25,081	3,108,616
†Alcatel-Lucent	173,360	191,365
Alstom	17,625	617,978
Arkema	5,517	516,550
AtoS	4,486	312,679
AXA	141,514	2,107,671
BIC	2,573	310,871
BNP Paribas	77,650	3,690,017
Bouygues	14,542	355,057
Bureau Veritas	4,285	440,075
Cap Gemini	11,242	475,652
Carrefour	49,985	1,036,724
Casino Guichard Perrachon	4,377	387,483
Christian Dior	4,617	619,413
Cie de Saint-Gobain	32,810	1,152,512

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
†Cie Generale de Geophysique-Veritas	11,009	$346,604
Cie Generale d’Optique Essilor International	16,201	1,517,087
CNP Assurances	15,778	206,101
†Credit Agricole	84,415	582,524
Danone	46,410	2,857,313
Dassault Systemes	4,715	495,385
Edenred	14,870	417,812
EDF	19,633	411,365
Eurazeo	2,408	110,315
Eutelsat Communications	10,788	346,786
Fonciere Des Regions	2,020	151,854
France Telecom	148,503	1,791,548
GDF Suez	102,912	2,301,099
Gecina	2,100	214,971
Groupe Eurotunnel	45,790	322,574
ICADE	1,604	130,681
Iliad	1,776	289,161
Imerys	2,382	139,765
JCDecaux	5,086	115,422
Klepierre	7,746	271,645
Lafarge	15,764	848,993
Lagardere	9,001	245,851
Legrand	20,009	754,158
L’Oreal	19,276	2,384,420
LVMH Moet Hennessy Louis Vuitton	20,408	3,068,360
Michelin Class B	14,835	1,162,124
Natixis	66,673	209,911
Pernod-Ricard	16,935	1,900,068
†Peugeot	17,548	138,683
PPR	6,318	969,402
Publicis Groupe	14,280	799,165
Remy Cointreau	1,756	201,961
Renault	16,267	763,411
Rexel	8,465	170,349
Safran	18,058	649,404
Sanofi	95,815	8,169,481
Schneider Electric	41,841	2,476,275
SCOR	12,848	331,280
†Societe Generale	56,998	1,618,721
Sodexo	7,988	601,425
Suez Environnement	22,099	250,445
Technip	7,934	882,020
Thales	7,583	260,423
Total	171,238	8,493,907
Unibail-Rodamco	7,499	1,494,635
Vallourec	8,431	356,989
Veolia Environnement	26,300	283,758
Vinci	36,197	1,541,738
Vivendi	103,182	2,012,114
Wendel	3,011	254,212

LVIP SSgA International Index Fund—2

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Zodiac Aerospace	2,687	$262,354

		72,493,276

Germany–7.64%
Adidas	17,085	1,401,612
Allianz	36,629	4,358,220
Axel Springer	2,992	129,649
BASF	74,006	6,243,407
Bayer	66,606	5,720,116
Bayerische Motoren Werke	26,504	1,938,296
Beiersdorf	8,684	637,200
Brenntag	4,077	521,819
Celesio	6,726	119,925
†Commerzbank	316,944	565,724
Continental	6,880	673,695
Daimler	72,897	3,528,317
Deutsche Bank	74,536	2,944,832
Deutsche Boerse	15,571	861,710
Deutsche Lufthansa	20,320	275,484
Deutsche Post	69,270	1,353,034
Deutsche Telekom	225,394	2,773,327
E.ON	144,717	3,433,910
Fraport	3,694	213,638
Fresenius	10,188	1,182,739
Fresenius Medical Care	17,404	1,276,147
GEA Group	13,540	409,673
Hannover Rueckversicherung	5,227	334,001
HeidelbergCement	12,111	634,513
Henkel	11,113	725,034
†Hochtief	1,964	92,019
Hugo Boss	2,393	210,646
Infineon Technologies	93,211	591,478
K+S	14,683	721,999
†Kabel Deutschland Holding	6,883	490,986
Lanxess	6,478	537,183
Linde	14,826	2,552,988
MAN	3,330	304,894
Merck	5,673	699,848
Metro	9,834	294,130
Muenchener Rueckversicherungs Class R	14,363	2,242,547
RWE	39,080	1,748,401
Salzgitter	2,699	104,276
SAP	74,089	5,246,917
Siemens	66,311	6,613,377
Suedzucker	4,645	164,447
ThyssenKrupp	33,234	706,380
United Internet	8,011	163,374
Volkswagen	2,293	383,650
Wacker Chemie	1,070	68,695

		66,194,257

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Greece–0.04%
Coca Cola Hellenic Bottling	15,104	$281,825
OPAP	14,109	72,523

		354,348

■Hong Kong–2.98%
AIA Group	822,000	3,063,604
ASM Pacific Technology	16,100	190,500
Bank of East Asia	125,372	470,497
BOC Hong Kong Holdings	306,500	974,340
Cathay Pacific Airways	96,000	156,240
Cheung Kong Holdings	114,000	1,671,584
Cheung Kong Infrastructure Holdings	36,000	217,972
CLP Holdings	147,500	1,253,546
First Pacific	154,000	167,422
†Galaxy Entertainment Group	132,000	442,599
Hang Lung Group	67,000	424,680
Hang Lung Properties	189,000	645,908
Hang Seng Bank	63,600	975,219
Henderson Land Development	74,783	538,146
HKT Trust	4,434	3,763
Hong Kong & China Gas	432,526	1,096,626
Hong Kong Exchanges and Clearing	83,110	1,256,157
Hopewell Holdings	52,000	179,722
Hutchison Port Holdings Trust	408,400	296,090
Hutchison Whampoa	170,000	1,648,655
Hysan Development	51,850	236,040
Kerry Properties	57,031	288,310
Li & Fung	472,000	731,660
Lifestyle International Holdings	49,000	101,233
Link REIT	178,281	844,939
MGM China Holdings	74,795	129,446
MTR	110,339	418,350
New World Development	334,288	518,189
Noble Group	293,395	316,790
NWS Holdings	124,250	199,654
Orient Overseas International	17,000	93,723
PCCW	257,000	105,064
Power Assets Holdings	115,500	980,846
Shangri-La Asia	110,166	213,677
Sino Land	232,183	434,172
SJM Holdings	173,591	377,440
Sun Hung Kai Properties	125,725	1,841,887
Swire Pacific Class A	57,500	704,457
Wharf Holdings	127,000	881,967
Wheelock	77,000	332,162
Wing Hang Bank	16,913	158,787
Yue Yuen Industrial Holdings	66,000	222,151

		25,804,214

Ireland–0.75%
CRH	56,998	1,098,679
†Elan	38,303	412,967

LVIP SSgA International Index Fund—3

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Ireland (continued)
Experian	79,965	$1,328,804
†=Irish Bank Resolution	3,965	0
James Hardie Industries CDI	35,002	315,952
Kerry Group Class A	13,314	681,800
Shire	44,824	1,313,087
WPP	100,399	1,364,361

		6,515,650

Israel–0.55%
†Bank Hapoalim	81,753	291,081
†Bank Leumi Le-Israel	91,010	254,354
Bezeq Israeli Telecommunication	136,418	158,423
Delek Group	167	27,859
Israel	107	67,947
Israel Chemicals	33,642	407,860
†Mellanox Technologies	2,882	298,645
†Mizrahi Tefahot Bank	5,265	46,697
†NICE Systems	5,301	175,753
Teva Pharmaceutical Industries	75,684	3,071,403

		4,800,022

Italy–2.02%
Assicurazioni Generali	92,923	1,336,206
Atlantia	25,816	400,752
Autogrill	9,142	86,876
†Banca Monte Dei Paschi Siena	504,275	146,193
†Banco Popolare	119,588	179,033
Enel	525,845	1,859,629
Enel Green Power	145,132	245,436
ENI	205,028	4,484,280
Exor	4,891	123,001
†Fiat	72,991	389,445
Fiat Industrial	67,378	658,472
†Finmeccanica	26,558	126,138
Intesa Sanpaolo	826,113	1,255,869
Intesa Sanpaolo RSP	75,644	97,789
Luxottica Group	9,484	335,520
Mediaset	47,568	89,307
Mediobanca	47,035	251,319
Pirelli & C	16,813	181,055
Prysmian	17,754	316,669
Saipem	21,546	1,034,689
Snam	143,706	637,109
Telecom Italia	768,671	770,469
Telecom Italia RSP	454,161	397,737
Terna	119,989	447,156
†Unicredit	322,368	1,338,885
Unione di Banche Italiane SCpA	75,046	277,355

		17,466,389

Japan–19.20%
ABC-Mart	1,500	66,333
Advantest	13,900	180,843

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Aeon	46,900	$530,830
Aeon Credit Service	8,200	176,581
Aeon Mall	6,500	159,136
Air Water	13,000	159,303
Aisin Seiki	17,300	492,290
Ajinomoto	51,000	800,154
Alfresa Holdings	3,700	182,830
All Nippon Airways	110,000	231,238
Amada	29,000	127,129
Aozora Bank	54,000	165,430
Asahi Glass	78,000	519,900
Asahi Group Holdings	32,800	808,911
Asahi Kasei	98,000	506,236
Asics	12,200	164,668
Astellas Pharma	35,500	1,804,236
Bank of Kyoto	26,000	220,291
Bank of Yokohama	111,000	527,860
Benesse Holdings	5,600	271,332
Bridgestone	53,300	1,236,596
Brother Industries	18,600	172,613
Canon	91,100	2,913,472
Casio Computer	22,900	162,324
Central Japan Railway	12,400	1,090,354
Chiba Bank	58,000	337,525
Chiyoda	14,000	217,856
Chubu Electric Power	53,600	698,727
Chugai Pharmaceutical	17,300	362,565
Chugoku Bank	14,000	197,398
Chugoku Electric Power	22,600	300,406
Citizen Holdings	25,900	131,799
Coca-Cola West Class C	3,600	59,712
Cosmo Oil	57,000	105,211
Credit Saison	11,900	287,833
Dai Nippon Printing	42,000	292,867
Daicel	25,000	149,971
Daido Steel	24,000	111,671
Daihatsu Motor	15,000	250,336
Dai-ichi Life Insurance	708	804,061
Daiichi Sankyo	55,800	922,669
Daikin Industries	18,200	471,943
Dainippon Sumitomo Pharma	13,400	147,372
Daito Trust Construction	5,700	573,544
Daiwa House Industry	42,000	609,960
Daiwa Securities Group	150,000	571,044
Dena	7,500	249,183
Denki Kagaku Kogyo	40,000	124,079
Denso	38,700	1,215,839
Dentsu	13,700	347,702
East Japan Railway	27,200	1,802,525
Eisai	20,900	942,998
Electric Power Development	9,100	239,587
FamilyMart	5,100	251,029

LVIP SSgA International Index Fund—4

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
FANUC	15,400	$2,483,266
Fast Retailing	4,200	977,120
Fuji Electric	43,000	87,637
Fuji Heavy Industries	46,000	382,080
FUJIFILM Holdings	38,800	650,521
Fujitsu	156,000	585,887
Fukuoka Financial Group	61,000	247,863
†Furukawa Electric	52,000	97,981
Gree	6,000	109,902
GS Yuasa	29,000	120,810
Gunma Bank	32,000	162,840
Hachijuni Bank	34,000	188,707
Hakuhodo DY Holdings	2,140	144,285
Hamamatsu Photonics	5,700	195,882
Hankyu Hanshin Holdings	90,000	486,829
Hino Motors	25,000	163,751
Hirose Electric	2,500	280,395
Hisamitsu Pharmaceutical	4,900	271,018
Hitachi	362,000	2,013,818
Hitachi Chemical	9,400	127,117
Hitachi Construction Machinery	8,900	144,084
Hitachi High-Technologies	5,700	137,577
Hitachi Metals	15,000	133,820
Hokkaido Electric Power	15,700	127,588
Hokuriku Electric Power	13,300	161,445
Honda Motor	131,200	4,031,102
HOYA	36,200	795,783
†Hulic	22,500	136,128
Ibiden	10,300	150,642
Idemitsu Kosan	1,800	147,664
IHI	106,000	236,416
Inpex	183	1,091,925
Isetan Mitsukoshi Holdings	29,100	303,626
Isuzu Motors	90,000	434,916
ITOCHU	119,800	1,214,661
ITOCHU Techno-Solutions	1,500	78,062
Iyo Bank	20,000	163,046
J Front Retailing	40,000	224,572
Japan Petroleum Exploration	2,700	108,325
Japan Prime Realty Investment	57	171,844
Japan Real Estate Investment	42	423,149
Japan Retail Fund Investment	129	230,667
Japan Steel Works	26,000	144,972
Japan Tobacco	72,100	2,164,432
JFE Holdings	38,800	512,260
JGC	16,000	534,256
Joyo Bank	55,000	269,307
JSR	14,100	231,340
JTEKT	17,800	140,775
Jupiter Telecommunications	159	161,415
JX Holdings	185,710	1,016,448
Kajima	67,000	182,926

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kamigumi	20,000	$165,609
Kaneka	27,000	130,129
Kansai Electric Power	62,600	489,470
Kansai Paint	18,000	199,577
Kao	43,100	1,270,653
Kawasaki Heavy Industries	110,000	218,548
†Kawasaki Kisen Kaisha	67,000	84,163
KDDI	21,500	1,670,063
Keikyu	36,000	339,627
Keio	45,000	339,742
Keisei Electric Railway	23,000	207,845
Keyence	3,644	934,179
Kikkoman	14,000	191,476
Kinden	16,000	100,904
Kintetsu	126,000	494,213
Kirin Holdings	72,000	963,507
†Kobe Steel	191,000	151,791
Koito Manufacturing	9,000	104,057
Komatsu	76,700	1,511,093
Konami	7,300	165,903
Konica Minolta Holdings	37,500	288,406
Kubota	91,000	921,489
Kuraray	26,300	299,021
Kurita Water Industries	9,000	199,462
Kyocera	12,600	1,091,790
Kyowa Hakko Kirin	21,000	253,836
Kyushu Electric Power	37,100	306,254
Lawson	4,800	369,160
LIXIL Group	20,000	477,344
Mabuchi Motor	2,700	123,553
Makita	8,600	334,013
Marubeni	137,000	874,524
Marui Group	20,900	148,147
Maruichi Steel Tube	3,600	77,062
†Mazda Motor	209,000	243,786
McDonald’s Holdings Japan	6,100	173,817
Medipal Holdings	14,100	194,109
MEIJI Holdings	4,234	210,303
Miraca Holdings	4,800	215,651
Mitsubishi	112,600	2,048,060
Mitsubishi Chemical Holdings	105,000	402,423
Mitsubishi Electric	154,000	1,137,012
Mitsubishi Estate	103,000	1,972,467
Mitsubishi Gas Chemical	31,000	155,765
Mitsubishi Heavy Industries	250,000	1,083,125
Mitsubishi Logistics	11,000	130,988
Mitsubishi Materials	90,000	283,792
†Mitsubishi Motors	295,000	272,255
Mitsubishi Tanabe Pharma	17,400	264,741
Mitsubishi UFJ Financial Group	1,025,700	4,811,975
Mitsubishi UFJ Lease & Finance	4,740	199,892
Mitsui	139,200	1,959,131

LVIP SSgA International Index Fund—5

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsui Chemicals	70,000	$137,281
Mitsui Fudosan	67,000	1,342,319
Mitsui OSK Lines	88,000	205,294
Mizuho Financial Group	1,833,320	2,984,447
MS&AD Insurance Group Holdings	42,454	735,184
Murata Manufacturing	16,800	894,751
Nabtesco	7,900	145,109
Namco Bandai Holdings	15,600	264,349
†NEC	198,000	314,709
†Nexon	8,500	116,907
NGK Insulators	20,000	239,697
NGK Spark Plug	13,000	136,807
NHK Spring	14,200	121,951
Nidec	9,100	666,039
Nikon	28,300	779,189
Nintendo	8,800	1,115,580
Nippon Building Fund	47	506,659
Nippon Electric Glass	31,000	171,262
Nippon Express	66,000	250,413
Nippon Meat Packers	15,000	192,655
Nippon Paper Group	8,500	100,346
Nippon Steel & Sumitomo Metal	607,220	1,245,340
Nippon Telegraph & Telephone	34,900	1,664,142
Nippon Yusen	117,000	206,960
Nishi-Nippon City Bank	56,000	129,924
Nissan Motor	199,000	1,696,276
Nisshin Seifun Group	15,000	184,580
=Nisshin Steel	82,000	88,291
Nissin Foods Holdings	4,800	188,271
Nitori Holdings	2,900	269,499
Nitto Denko	12,900	615,112
NKSJ Holdings	29,175	571,421
NOK	9,500	152,093
Nomura Holdings	288,000	1,029,956
Nomura Real Estate Holdings	8,500	149,484
Nomura Real Estate Office Fund	26	163,135
Nomura Research Institute	8,200	169,119
NSK	37,000	214,843
NTN	39,000	78,485
NTT Data	97	304,497
NTT DoCoMo	1,223	1,984,641
NTT Urban Development	138	112,148
Obayashi	51,000	232,724
Odakyu Electric Railway	49,000	515,657
Oji Holdings	65,000	198,295
†Olympus	16,400	319,528
Omron	15,600	299,942
Ono Pharmaceutical	6,300	388,022
Oracle Japan	3,800	196,052
Oriental Land	4,500	592,963
ORIX	8,730	877,308
Osaka Gas	160,000	705,505

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Otsuka	1,700	$152,535
Otsuka Holdings	28,700	890,265
Panasonic	175,800	1,162,761
Rakuten	56,600	576,774
Resona Holdings	160,900	659,976
Ricoh	51,000	430,802
Rinnai	2,600	193,963
Rohm	7,400	249,275
Sankyo	3,400	158,418
Sanrio	3,200	114,727
Santen Pharmaceutical	6,200	285,304
SBI Holdings	18,570	119,730
Secom	17,500	912,965
Sega Sammy Holdings	16,200	307,533
Seiko Epson	10,900	66,505
Sekisui Chemical	34,000	274,127
Sekisui House	44,000	437,095
Seven & I Holdings	60,300	1,852,709
Seven Bank	33,200	101,283
Sharp	75,000	185,541
Shikoku Electric Power	13,900	156,969
Shimadzu	21,000	147,241
Shimamura	1,800	209,729
Shimano	5,800	422,278
Shimizu	47,000	158,444
Shin-Etsu Chemical	32,800	1,845,696
Shinsei Bank	149,000	192,899
Shionogi	22,800	348,364
Shiseido	27,000	370,659
Shizuoka Bank	44,000	450,631
Showa Denko	119,000	189,143
Showa Shell Sekiyu	18,000	95,520
SMC	4,500	725,630
Softbank	71,100	2,879,908
Sojitz	110,200	142,667
Sony	83,600	984,790
Sony Financial Holdings	14,700	252,113
Square Enix Holdings	4,900	74,805
Stanley Electric	11,900	176,330
†Sumco	10,800	72,817
Sumitomo	89,500	1,208,018
Sumitomo Chemical	118,000	300,993
Sumitomo Electric Industries	63,000	666,218
Sumitomo Heavy Industries	44,000	150,586
Sumitomo Metal Mining	47,000	593,412
Sumitomo Mitsui Financial Group	108,000	3,377,812
Sumitomo Mitsui Trust Holdings	261,460	777,526
Sumitomo Realty & Development	28,000	743,652
Sumitomo Rubber Industries	15,100	179,423
Suruga Bank	17,000	192,848
Suzuken	5,900	196,251
Suzuki Motor	29,700	576,754

LVIP SSgA International Index Fund—6

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sysmex	6,000	$288,791
T&D Holdings	43,800	474,409
Taiheiyo Cement	88,000	189,502
Taisei	82,000	235,442
Taisho Pharmaceutical Holdings	3,000	244,953
Taiyo Nippon Sanso	22,000	115,901
Takashimaya	22,000	151,150
Takeda Pharmaceutical	63,400	2,921,528
TDK	9,400	350,143
Teijin	73,000	178,722
Terumo	13,000	559,892
THK	9,800	150,489
Tobu Railway	78,000	419,919
Toho	9,400	172,903
Toho Gas	33,000	219,535
†Tohoku Electric Power	34,200	275,301
Tokio Marine Holdings	57,700	1,474,765
†Tokyo Electric Power	108,400	177,853
Tokyo Electron	14,400	613,728
Tokyo Gas	205,000	1,129,911
Tokyu	86,000	411,177
Tokyu Land	39,000	208,960
TonenGeneral Sekiyu	23,000	199,590
Toppan Printing	43,000	249,683
Toray Industries	122,000	722,476
Toshiba	320,000	1,025,444
Tosoh	43,000	81,574
TOTO	24,000	176,581
Toyo Seikan Kaisha	12,300	131,648
Toyo Suisan Kaisha	7,000	175,146
Toyoda Gosei	6,100	122,211
Toyota Boshoku	3,100	32,186
Toyota Industries	13,700	383,702
Toyota Motor	222,600	8,674,024
Toyota Tsusho	16,600	355,129
Trend Micro	8,200	229,135
Tsumura	5,400	169,721
Ube Industries	84,000	180,888
Unicharm	10,200	585,734
Ushio	9,700	116,626
USS	1,980	209,383
West Japan Railway	13,300	568,551
Yahoo Japan	1,114	424,524
Yakult Honsha	8,200	388,900
Yamada Denki	6,660	292,386
Yamaguchi Financial Group	17,000	137,717
Yamaha	13,200	122,500
Yamaha Motor	21,600	188,825
Yamato Holdings	29,800	472,125
Yamato Kogyo	3,200	94,464
Yamazaki Baking	10,000	133,949
Yaskawa Electric	19,000	127,373

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Yokogawa Electric	18,000	$208,114

		166,389,944

Luxembourg–0.35%
ArcelorMittal	76,501	1,097,113
Millicom International Cellular SDR	5,546	514,762
SES FDR	24,157	657,024
Tenaris	38,666	789,041

		3,057,940

Macau–0.12%
Sands China	189,468	707,371
Wynn Macau	118,753	320,842

		1,028,213

Mexico–0.05%
Fresnillo	13,560	405,771

		405,771

Netherlands–4.70%
AEGON	155,657	809,109
Akzo Nobel	19,113	1,080,445
ASML Holding	33,599	1,795,706
Corio	5,768	245,231
†DE Master Blenders 1753	47,092	567,334
Delta Lloyd	8,310	126,704
EADS	33,540	1,063,076
Fugro CVA	5,622	382,323
Gemalto	6,237	548,617
Heineken	18,741	1,117,216
Heineken Holding	9,205	447,073
†ING Groep CVA	306,884	2,424,928
Koninklijke Ahold	85,002	1,064,683
Koninklijke Boskalis Westminster	4,965	179,477
Koninklijke DSM	13,841	690,111
Koninklijke KPN	78,607	600,629
Koninklijke Philips Electronics	80,714	1,883,064
Koninklijke Vopak	5,971	419,255
†QIAGEN	20,177	371,296
Randstad Holding	9,376	311,638
Reed Elsevier	61,444	821,564
Royal Dutch Shell Class A	305,429	10,565,143
Royal Dutch Shell Class B	214,653	7,619,216
†SBM Offshore	15,346	218,699
TNT Express	23,195	242,210
Unilever CVA	132,149	4,675,092
Wolters Kluwer	24,660	463,615

		40,733,454

New Zealand–0.12%
Auckland International Airport	61,298	133,130
†Contact Energy	39,663	173,599
Fletcher Building	54,903	317,218

LVIP SSgA International Index Fund—7

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
New Zealand (continued)
Skycity Entertainment Group	32,242	$101,028
Telecom New Zealand	155,544	306,873

		1,031,848

Norway–0.74%
Aker Solutions	11,252	213,095
DNB	79,773	978,173
Gjensidige Forsikring	13,849	192,055
Norsk Hydro	72,232	338,396
Orkla	58,255	442,421
Statoil	89,434	2,308,790
Telenor	57,353	1,118,209
Yara International	16,471	825,117

		6,416,256

Portugal–0.15%
†Banco Espirito Santo Class R	107,855	78,447
EDP	143,580	395,215
Galp Energia	18,926	306,929
Jeronimo Martins	17,812	297,218
Portugal Telecom	50,970	251,975

		1,329,784

Singapore–1.76%
Ascendas Real Estate Investment Trust	151,000	296,549
CapitaLand	229,000	593,424
CapitaMall Trust	196,000	322,634
CapitaMalls Asia	87,000	116,978
City Developments	38,000	363,542
ComfortDelGro	168,000	234,788
Cosco Singapore	48,000	37,746
DBS Group Holdings	150,514	1,764,981
Fraser & Neave	83,000	600,611
Genting Singapore	545,800	609,335
Global Logistic Properties	192,000	392,715
Golden Agri-Resources	526,480	283,158
Jardine Cycle & Carriage	8,000	313,572
Keppel	117,815	1,094,480
Keppel Land	69,523	201,122
†Neptune Orient Lines	69,750	64,228
OCBC Bank	205,728	1,565,823
Olam International	107,532	179,636
SembCorp Industries	77,000	355,776
SembCorp Marine	67,000	271,352
Singapore Airlines	41,000	358,831
Singapore Exchange	65,000	370,778
Singapore Press Holdings	146,000	484,228
Singapore Technologies Engineering	119,000	343,283
Singapore Telecommunications	637,000	1,661,085
StarHub	58,000	175,822
United Overseas Bank	101,544	1,625,995
UOL Group	35,000	163,427

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Wilmar International	143,000	$378,723

		15,224,622

Spain–2.74%
Abertis Infraestructuras	31,332	461,013
Acciona	1,760	100,170
Acerinox	7,991	89,606
ACS	12,322	253,825
Amadeus IT Holding	27,937	650,875
Banco Bilbao Vizcaya Argentaria	433,771	3,407,493
Banco de Sabadell	226,240	607,625
†Banco de Valencia	109	26
Banco Popular Espanol	81,623	178,417
†Banco Santander	793,585	5,909,720
†Bankia	71,000	118,610
CaixaBank	75,740	284,786
Distribuidora Internacional de Alimentacion	58,357	322,089
Enagas	13,727	270,772
Ferrovial	29,684	386,222
Gas Natural SDG	31,951	452,261
†Grifols	12,426	410,378
Iberdrola	309,012	1,400,954
Inditex	17,450	2,166,843
Mapfre	51,669	141,559
Red Electrica	8,391	397,833
Repsol YPF	63,097	1,223,540
Telefonica	330,594	4,407,609
Zardoya Otis	11,487	135,067

		23,777,293

Sweden–3.09%
Alfa Laval	25,478	462,094
Assa Abloy Class B	27,674	898,487
Atlas Copco Class A	56,733	1,324,435
Atlas Copco Class B	33,946	710,278
Boliden	21,401	356,863
Electrolux Class B	18,765	462,931
Elekta Class B	28,860	381,258
Ericsson LM Class B	241,493	2,201,008
Getinge Class B	15,281	461,220
Hennes & Mauritz Class B	76,230	2,649,076
Hexagon Class B	19,918	427,072
Holmen Class B	5,522	150,943
Husqvarna Class B	36,803	187,806
Industrivarden Class C	9,357	133,942
Investment Kinnevik Class B	15,809	328,376
Investor Class B	39,238	864,028
†Lundin Petroleum	20,130	490,781
Modern Times Group Class B	3,031	133,902
Nordea Bank	210,608	2,083,084
Ratos Class B	15,278	134,826

LVIP SSgA International Index Fund—8

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Sandvik	82,553	$1,120,746
Scania Class B	24,865	456,277
Securitas Class B	28,130	211,102
Skandinaviska Enskilda Banken Class A	120,829	1,012,014
Skanska Class B	30,282	490,197
SKF Class B	31,463	678,927
SSAB Class A	16,314	115,945
Svenska Cellulosa Class B	49,638	922,204
Svenska Handelsbanken Class A	40,064	1,501,477
Swedbank Class A	67,436	1,267,243
Swedish Match	18,338	741,708
Tele2 Class B	23,857	433,057
TeliaSonera	177,509	1,278,058
Volvo Class A	1,259	17,687
Volvo Class B	117,156	1,643,149

		26,732,201

Switzerland–8.82%
†ABB	176,688	3,314,133
†Actelion	8,527	426,871
†Adecco	10,270	488,793
†Aryzta	6,633	318,091
Baloise Holding	3,558	279,775
Banque Cantonale Vaudoise	204	105,747
Barry Callebaut	124	115,041
Cie Financiere Richemont Class A	41,887	2,512,017
†Credit Suisse Group	98,509	2,087,601
†GAM Holding	13,375	174,218
†Geberit	2,963	644,302
†Givaudan	650	616,859
Glencore International	306,865	1,700,254
†Holcim	18,847	1,200,420
†Julius Baer Group	16,078	560,751
Kuehne & Nagel International Class R	4,187	472,816
†Lindt & Spruengli Class R	9	324,898
†Lindt & Spruengli PC	66	208,853
†Lonza Group	4,710	246,355
Nestle	266,515	16,805,082
Novartis	185,665	11,361,604
Pargesa Holding Bearer Shares	1,868	123,745
Partners Group Holding	974	202,681
Roche Holding	56,697	10,592,443
Schindler Holding	1,567	193,449
Schindler Holding PC	3,758	461,933
SGS	446	916,234
Sika Bearer Shares	163	332,430
†Sonova Holding	3,748	378,805
STMicroelectronics	49,401	266,183
Straumann Holding Class R	539	71,699
Sulzer	2,105	306,646
Swatch Group	2,541	1,013,752
Swatch Group Bearer Shares	3,807	264,541

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
†Swiss Life Holding	2,276	$270,811
†Swiss Prime Site	3,711	306,603
†Swiss Re	28,153	1,809,611
Swisscom	1,906	766,088
Syngenta	7,591	2,837,191
Transocean	28,617	1,276,499
UBS	292,410	3,560,098
Wolseley	23,930	1,020,989
†Xstrata	166,386	2,572,771
†Zurich Insurance Group	11,831	2,946,271

		76,455,954

United Kingdom–19.10%
3i Group	75,122	270,167
Aberdeen Asset Management	67,596	339,599
Admiral Group	16,475	280,156
Aggreko	21,524	803,978
AMEC	25,841	478,233
Anglo American	112,034	3,287,384
Antofagasta	32,356	659,417
ARM Holdings	109,034	1,012,454
Associated British Foods	30,531	635,535
AstraZeneca	102,798	4,905,551
Aviva	230,999	1,188,879
Babcock International Group	27,622	413,505
BAE Systems	257,691	1,352,888
Balfour Beatty	61,466	301,457
Barclays	930,545	3,228,631
BG Group	273,625	5,523,463
BHP Billiton	170,123	5,288,584
BP	1,531,795	10,797,682
British American Tobacco	158,807	8,154,064
British Land	70,273	592,386
British Sky Broadcasting Group	88,731	1,065,374
BT Group	623,298	2,322,143
Bunzl	25,686	460,017
Burberry Group	35,331	571,131
Capita	53,602	670,422
Capital Shopping Centres Group	50,019	264,298
Carnival	14,053	518,108
Centrica	414,424	2,193,812
Cobham	92,433	330,932
Compass Group	155,870	1,720,468
Croda International	10,653	417,186
Diageo	201,608	5,663,408
Eurasian Natural Resources	25,450	126,873
Evraz	26,374	105,030
G4S	109,254	468,786
GKN	118,948	412,607
GlaxoSmithKline	407,373	9,391,046
Hammerson	55,717	405,798
HSBC Holdings	1,463,738	13,551,611

LVIP SSgA International Index Fund—9

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
ICAP	43,171	$223,861
IMI	25,278	367,393
Imperial Tobacco Group	80,397	2,975,775
Inmarsat	39,208	373,570
Intercontinental Hotels Group	22,756	595,328
†International Consolidated Airlines Group	21,402	51,498
†International Consolidated Airlines Group (London Stock Exchange)	60,078	144,447
Intertek Group	12,439	550,404
Invensys	73,495	277,846
Investec	44,821	276,787
ITV	284,266	405,810
Johnson Matthey	16,018	624,189
Kazakhmys	16,595	185,585
Kingfisher	190,041	810,822
Ladbrokes	6	17
Land Securities Group	65,638	807,181
Legal & General Group	465,065	990,613
†Lloyds Banking Group	3,400,174	2,132,132
London Stock Exchange Group	16,494	251,179
Lonmin	14,754	132,831
Man Group	141,844	188,634
Marks & Spencer Group	130,003	749,072
Meggitt	68,648	437,785
Melrose	97,883	382,849
National Grid	286,467	3,159,664
Next	13,249	738,155
Old Mutual	385,995	1,059,061
Pearson	64,926	1,268,673
Petrofac	19,966	514,277
Prudential	204,445	2,646,218
Randgold Resources	7,067	869,062
Reckitt Benckiser Group	52,969	3,049,488
Reed Elsevier	98,017	937,063
Resolution	108,251	379,522
Rexam	67,959	477,290
Rio Tinto	108,447	5,052,531
†Rolls-Royce Holdings	149,869	2,040,258
†Royal Bank of Scotland Group	169,278	702,553
RSA Insurance Group	286,254	510,810
SABMiller	76,767	3,372,012
Sage Group	101,911	515,781
Sainsbury (J.)	93,601	525,268
Schroders	10,499	257,374
Segro	67,680	247,884
Serco Group	38,738	362,836
Severn Trent	18,331	497,030
Smith & Nephew	72,444	799,625
Smiths Group	30,525	511,187
SSE	77,097	1,733,095
Standard Chartered	191,855	4,337,573

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Standard Life	198,517	$874,236
Subsea 7	25,313	584,102
Tate & Lyle	39,292	422,277
TESCO	645,677	3,461,776
TUI Travel	41,949	158,587
Tullow Oil	72,245	1,598,358
Unilever	103,214	3,753,640
United Utilities Group	58,403	675,295
Vedanta Resources	10,630	176,642
†Veripos	2,125	5,935
Vodafone Group	3,977,262	11,288,212
Weir Group	16,350	466,816
Whitbread	14,300	523,751
WM Morrison Supermarkets	188,002	865,880

		165,528,468

United States–0.02%
Sims Metal Management	13,534	134,524

		134,524

Total Common Stock (Cost $767,042,910)		825,006,899

ΔPREFERRED STOCK–0.53%
Germany–0.53%
Bayerische Motoren Werke 5.45%	4,603	236,249
Henkel 1.29%	14,490	1,152,415
Porsche Automobil Holding 1.58%	13,085	782,649
ProSiebenSat.1 Media 5.60%	5,778	145,567
RWE 6.94%	2,960	117,992
Volkswagen 2.05%	11,582	2,112,706

Total Preferred Stock (Cost $3,507,813)		4,547,578

ΔRIGHT–0.00%
France–0.00%
†Cie Generale de Geophysique-Veritas	11,009	17,769

Total Right (Cost $0)		17,769

SHORT-TERM INVESTMENT–2.88%
Money Market Mutual Fund–2.88%
Dreyfus Treasury & Agency Cash Management Fund	24,961,424	24,961,424

Total Short-Term Investment (Cost $24,961,424)		24,961,424

LVIP SSgA International Index Fund—10

LVIP SSgA International Index Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–98.62% (Cost $795,512,147)	$854,533,670
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.38%	11,945,709

NET ASSETS APPLICABLE TO 115,165,137 SHARES OUTSTANDING–100.00%	$866,479,379

Δ	Securities have been classified by country of origin.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†	Non income producing security.
«	Includes $1,962,450 cash pledged as collateral for futures contracts and foreign currencies valued at $5,894,258 with a cost of $5,852,405.
*	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced witholding tax of 15% (rather than 25%) on dividends paid.
@	Illiquid security. At September 30, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 3 in “Notes.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2012, the aggregate value of the fair valued securities was $88,291, which represented 0.01% of the Fund’s net assets. See Note 1 in “Notes.”
☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following futures contract was outstanding at September 30, 2012:1

Futures Contract

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
493 EMINI MSCI EAFE Index	$38,044,600	$36,930,630	12/22/12	$(1,113,970)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 3 in “Notes.”

Summary of Abbreviations:

CDI–Chess Depository Interest

CVA–Dutch Certificate

FDR–Fiduciary Depositary Receipt

PC–Participation Certificate

PPS–Partially Protected Shares

REIT–Real Estate Investment Trust

RSP–Risparmio Italian Savings Shares

SCpA–Italian Consortium Joint-Stock Company

SDR–Special Drawing Right

VVPR Strip–Dividend Coupon

LVIP SSgA International Index Fund—11

LVIP SSgA International Index Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA International Index Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes– No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

LVIP SSgA International Index Fund—12

LVIP SSgA International Index Fund

Notes (continued)

2. Investments (continued)

Cost of investments	$795,512,147

Aggregate unrealized appreciation	$122,906,496
Aggregate unrealized depreciation	(63,884,973)

Net unrealized appreciation	$59,021,523

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $7,811,358 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in futures years, will expire as follows: $56,183 expires in 2018.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

At December 31, 2011, short-term losses of $1,181,422 and long-term losses of $6,573,753 carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts) puts are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$824,918,608	$—	$88,291	$825,006,899
Other	4,565,347	—	—	4,565,347
Short-Term Investment	24,961,424	—	—	24,961,424

Total	$854,445,379	$—	$88,291	$854,533,670

Futures Contract	$(1,113,970)	$—	$—	$(1,113,970)

A reconciliation of Level 3 investments is not presented because Level 3 investments were not considered material at the beginning, interim or end of period in relation to net assets.

LVIP SSgA International Index Fund—13

LVIP SSgA International Index Fund

Notes (continued)

2. Investments (continued)

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at September 30, 2012.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisiors Corporation, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of September 30, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

LVIP SSgA International Index Fund—14

LVIP SSgA International Index Fund

Notes (continued)

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA International Index Fund—15

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
COMMON STOCK–96.51%
Aerospace & Defense–2.17%
Boeing	29,400	$2,046,828
Precision Castparts	31,800	5,194,212

		7,241,040

Air Freight & Logistics–1.76%
FedEx	33,400	2,826,308
United Parcel Service Class B	42,200	3,020,254

		5,846,562

Airlines–0.19%
†United Continental Holdings	32,600	635,700

		635,700

Automobiles–0.29%
Harley-Davidson	22,800	966,036

		966,036

Beverages–0.43%
†Monster Beverage	26,600	1,440,656

		1,440,656

Biotechnology–3.09%
†Alexion Pharmaceuticals	23,300	2,665,520
†Biogen Idec	18,700	2,790,601
†Celgene	16,100	1,230,040
†Gilead Sciences	36,100	2,394,513
†Regeneron Pharmaceuticals	8,000	1,221,280

		10,301,954

Capital Markets–1.59%
Franklin Resources	23,800	2,976,666
Invesco	93,100	2,326,569

		5,303,235

Chemicals–3.04%
Ecolab	20,400	1,322,124
Praxair	53,400	5,547,192
Sherwin-Williams	21,900	3,261,129

		10,130,445

Commercial Banks–0.39%
US Bancorp	37,500	1,286,250

		1,286,250

Communications Equipment–3.29%
†Juniper Networks	140,400	2,402,244
QUALCOMM	136,700	8,542,383

		10,944,627

Computers & Peripherals–12.92%
Apple	60,800	40,569,409
†EMC	89,600	2,443,392

		43,012,801

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance–1.26%
American Express	73,900	$4,201,954

		4,201,954

Diversified Financial Services–0.42%
†IntercontinentalExchange	10,600	1,414,146

		1,414,146

Electrical Equipment–1.10%
†Babcock & Wilcox	29,800	759,006
Roper Industries	26,500	2,912,085

		3,671,091

Electronic Equipment, Instruments & Components–0.41%
†Trimble Navigation	28,700	1,367,842

		1,367,842

Energy Equipment & Services–1.36%
†FMC Technologies	45,900	2,125,170
Schlumberger	33,200	2,401,356

		4,526,526

Food & Staples Retailing–1.99%
Costco Wholesale	25,400	2,543,175
CVS Caremark	62,600	3,031,092
Whole Foods Market	10,800	1,051,920

		6,626,187

Health Care Equipment & Supplies–1.68%
Baxter International	23,600	1,422,136
Covidien	6,300	374,346
†Edwards Lifesciences	18,100	1,943,397
Stryker	33,300	1,853,478

		5,593,357

Health Care Providers & Services–2.99%
†Catamaran	16,024	1,569,871
†Express Scripts	47,800	2,995,626
McKesson	38,500	3,312,155
UnitedHealth Group	37,500	2,077,875

		9,955,527

Hotels, Restaurants & Leisure–5.54%
Carnival	34,646	1,277,334
†Chipotle Mexican Grill	8,500	2,699,090
Las Vegas Sands	57,900	2,684,823
Marriott International Class A	57,851	2,261,974
†MGM Resorts International	25,700	276,275
Starbucks	112,600	5,714,450
Starwood Hotels & Resorts Worldwide	41,600	2,411,136
Yum Brands	17,000	1,127,780

		18,452,862

LVIP T. Rowe Price Growth Stock Fund—1

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–0.95%
D.R. Horton	77,400	$1,597,536
Lennar Class A	45,200	1,571,604

		3,169,140

Industrial Conglomerates–2.34%
Danaher	141,440	7,800,416

		7,800,416

Internet & Catalog Retail–6.59%
†Amazon.com	53,200	13,529,824
†priceline.com	13,600	8,414,728

		21,944,552

Internet Software & Services–11.24%
†Akamai Technologies	40,200	1,538,052
†Baidu ADR	33,500	3,913,470
†eBay	124,100	6,007,681
†@=Facebook Class A	25,894	532,588
†@=Facebook Class B	62,018	1,275,586
†Google Class A	23,000	17,353,501
†LinkedIn Class A	19,200	2,311,680
†Rackspace Hosting	27,000	1,784,430
Tencent Holdings	76,400	2,603,090
†@=Twitter	7,310	93,129

		37,413,207

IT Services–6.47%
Accenture Class A	53,050	3,715,092
†Alliance Data Systems	4,700	667,165
MasterCard Class A	20,600	9,300,488
†Teradata	21,500	1,621,315
Visa Class A	46,400	6,230,592

		21,534,652

Machinery–0.37%
Deere	14,900	1,229,101

		1,229,101

Media–1.01%
†Charter Communications Class A	5,400	405,378
Disney (Walt)	56,300	2,943,364

		3,348,742

Multiline Retail–0.30%
†Dollar Tree	21,000	1,013,775

		1,013,775

Oil, Gas & Consumable Fuels–2.73%
EOG Resources	22,700	2,543,535
Occidental Petroleum	21,900	1,884,714
Pioneer Natural Resources	7,700	803,880
Range Resources	24,500	1,711,815
Williams	61,700	2,157,649

		9,101,593

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–1.46%
Allergan	13,400	$1,227,172
Novo Nordisk Class B	10,685	1,688,036
†Valeant Pharmaceuticals International	35,400	1,956,558

		4,871,766

Professional Services–0.44%
†IHS Class A	14,900	1,450,515

		1,450,515

Real Estate Investment Trusts–2.08%
American Tower	97,200	6,939,108

		6,939,108

Road & Rail–2.08%
Hunt (J.B.) Transport Services	26,100	1,358,244
Kansas City Southern	31,100	2,356,758
Union Pacific	27,100	3,216,770

		6,931,772

Semiconductors & Semiconductor Equipment–0.70%
†Broadcom Class A	67,400	2,330,692

		2,330,692

Software–2.76%
†Autodesk	34,700	1,157,939
†Check Point Software Technologies	19,900	958,384
†Informatica	33,500	1,166,135
†Nuance Communications	44,500	1,107,605
†Red Hat	35,800	2,038,452
†salesforce.com	18,000	2,748,420

		9,176,935

Specialty Retail–3.05%
†AutoZone	7,900	2,920,393
†CarMax	57,800	1,635,740
Home Depot	52,200	3,151,314
Ross Stores	26,800	1,731,280
Tractor Supply	7,100	702,119

		10,140,846

Textiles, Apparel & Luxury Goods–1.80%
†Fossil	15,203	1,287,694
NIKE Class B	27,100	2,572,061
Prada	125,200	934,859
Ralph Lauren	8,000	1,209,840

		6,004,454

Trading Companies & Distributors–1.57%
Fastenal	90,700	3,899,193
WW Grainger	6,300	1,312,731

		5,211,924

LVIP T. Rowe Price Growth Stock Fund—2

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services–2.66%
†Crown Castle International	138,100	$8,852,210

		8,852,210

Total Common Stock (Cost $234,381,723)		321,384,198

	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.15%
†@=Livingsocial Series F	14,245	$36,764
†@=Twitter Series A	19	242
†@=Twitter Series B	5,908	75,268
†@=Twitter Series C	1,598	20,358
†@=Twitter Series D	2,806	35,748
†@=Twitter Series F	1,011	12,880
†@=Twitter Series G-2	24,414	311,034

Total Preferred Stock (Cost $684,225)		492,294

SHORT-TERM INVESTMENT–3.39%
Money Market Mutual Fund–3.39%
Dreyfus Treasury & Agency Cash Management Fund	11,276,018	11,276,018

Total Short-Term Investment (Cost $11,276,018)		11,276,018

TOTAL VALUE OF SECURITIES–100.05% (Cost $246,341,966)	$333,152,510
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(157,074)

NET ASSETS APPLICABLE TO 16,032,655 SHARES OUTSTANDING–100.00%	$332,995,436

†	Non income producing security.
«	Includes foreign currency valued at $3 with a cost of $3.
@	Illiquid security. At September 30, 2012, the aggregate value of illiquid securities was $2,393,597, which represented 0.72% of the Fund’s net assets. See Note 4 in “Notes.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2012, the aggregate value of the fair valued securities was $2,393,597, which represented 0.72% of the Fund’s net assets. See Note 1 in “Notes.”

ADR–American Depositary Receipt

LVIP T. Rowe Price Growth Stock Fund—3

LVIP T. Rowe Price Growth Stock Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)—LVIP T. Rowe Price Growth Stock Fund (Fund).

Security Valuation– Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes– No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting– Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates– The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other– Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Funds declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP T. Rowe Price Growth Stock Fund—4

LVIP T. Rowe Price Growth Stock Fund

Notes (continued)

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$249,629,572

Aggregate unrealized appreciation	$88,896,687
Aggregate unrealized depreciation	(5,373,749)

Net unrealized appreciation	$83,522,938

For federal income tax purposes, at December 31, 2011 capital loss carryforwards of $33,741,703 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 3	Total
Common Stock	$319,482,895	$1,901,303	$321,384,198
Preferred Stock	—	492,294	492,294
Short-Term Investment	11,276,018	—	11,276,018

Total	$330,758,913	$2,393,597	$333,152,510

A reconciliation of Level 3 investments is presented because Level 3 investments were considered material at the beginning, interim, or end of the period in relation to net assets. The following is a reconcilliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

LVIP T. Rowe Price Growth Stock Fund—5

LVIP T. Rowe Price Growth Stock Fund

Notes (continued)

2. Investments (continued)

	Common Stock	Preferred Stock	Total
Balance as of 12/31/11	$3,821,248	$496,098	$4,317,346
Purchases	—	130,320	130,320
Sales	(1,372,544)	—	(1,372,544)
Net realized gain (loss)	(19,291)	—	(19,291)
Net change in unrealized appreciation (depreciation)	(528,110)	(134,124)	(662,234)

Balance as of 9/30/12	$1,901,303	$492,294	$2,393,597

Net change in unrealized appreciation (depreciation) from investments still held as of 9/30/12	$(939,241)	$(134,124)	$(1,073,365)

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at September 30, 2012.

4. Market Risk

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of September 30, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP T. Rowe Price Growth Stock Fund—6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.47%
Aerospace & Defense–1.09%
Embraer ADR	29,000	$771,980
†Spirit AeroSystems Holdings Class A	29,600	657,416
†TransDigm Group	7,600	1,078,212

Triumph Group	12,700	794,131

		3,301,739

Air Freight & Logistics–1.01%
Expeditors International of Washington	33,700	1,225,332
Robinson (C.H.) Worldwide	31,000	1,815,050

		3,040,382

Airlines–0.80%
Copa Holdings Class A	17,700	1,438,479
Southwest Airlines	112,300	984,871

		2,423,350

Auto Components–0.79%
Gentex	60,200	1,024,002
†TRW Automotive Holdings	31,000	1,355,010

		2,379,012

Beverages–1.22%
Beam	13,600	782,544
Brown-Forman Class B	19,762	1,289,471
Dr Pepper Snapple Group	35,900	1,598,627

		3,670,642

Biotechnology–4.96%
†Alexion Pharmaceuticals	26,100	2,985,840
†Alkermes	43,100	894,325
†Ariad Pharmaceuticals	35,900	869,678
†BioMarin Pharmaceutical	33,700	1,357,099
†Cubist Pharmaceuticals	13,500	643,680
†Incyte	83,500	1,507,175
†Medivation	11,400	642,504
†Myriad Genetics	21,900	591,081
†ONYX Pharmaceuticals	11,100	937,950
†Pharmacyclics	16,700	1,077,150
†Regeneron Pharmaceuticals	14,500	2,213,570
†Vertex Pharmaceuticals	22,200	1,242,090

		14,962,142

Building Products–0.25%
†Fortune Brands Home & Security	28,500	769,785

		769,785

Capital Markets–1.23%
†E Trade Financial	65,900	580,579
Invesco	22,400	559,776
Lazard Class A	46,800	1,367,964
Northern Trust	11,600	538,414
TD Ameritrade Holding	42,600	654,762

		3,701,495

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals–4.01%
Air Products & Chemicals	6,600	$545,820
Albemarle	9,400	495,192
Celanese Class A	41,600	1,577,056
CF Industries Holdings	7,000	1,555,680
PPG Industries	14,900	1,711,116
Rockwood Holdings	36,000	1,677,600
Sherwin-Williams	18,000	2,680,380
Sigma-Aldrich	7,000	503,790
Sociedad Quimica y Minera de Chile ADR	22,100	1,362,244

		12,108,878

Commercial Banks–1.01%
BankUnited	22,500	553,725
Fifth Third Bancorp	39,900	618,849
First Horizon National	46,967	452,292
†SVB Financial Group	9,200	556,232
TCF Financial	37,200	444,168
Zions Bancorp	20,400	421,362

		3,046,628

Commercial Services & Supplies–1.25%
†Clean Harbors	27,300	1,333,605
†Copart	20,000	554,600
Ritchie Bros Auctioneers	16,600	319,218
†Stericycle	5,200	470,704
Waste Connections	36,350	1,099,588

		3,777,715

Communications Equipment–1.76%
†Acme Packet	21,300	364,230
†Aruba Networks	44,900	1,009,577
†Ciena	33,400	454,240
†F5 Networks	8,500	889,950
†JDS Uniphase	65,900	816,171
†Juniper Networks	29,400	503,034
Motorola Solutions	14,800	748,140
†Palo Alto Networks	1,700	104,669
†Riverbed Technology	17,900	416,533

		5,306,544

Computers & Peripherals–0.44%
†NetApp	24,300	798,984
†SanDisk	12,300	534,189

		1,333,173

Construction & Engineering–0.65%
Fluor	25,400	1,429,512
†Quanta Services	21,800	538,460

		1,967,972

LVIP T. Rowe Price Structured Mid-Cap Growth Fund—1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.20%
Vulcan Materials	12,500	$591,250

		591,250

Containers & Packaging–0.69%
Ball	49,400	2,090,114

		2,090,114

Diversified Consumer Services–0.83%
Sotheby’s	31,800	1,001,700
Strayer Education	13,600	875,160
Weight Watchers International	12,200	644,160

		2,521,020

Diversified Financial Services–2.12%
CBOE Holdings	47,000	1,382,740
†IntercontinentalExchange	15,900	2,121,219
Moody’s	41,900	1,850,723
†MSCI Class A	29,400	1,052,226

		6,406,908

Electrical Equipment–2.08%
AMETEK	34,725	1,231,001
†Babcock & Wilcox	57,700	1,469,619
Hubbell Class B	14,900	1,203,026
†II-VI	20,600	391,812
Roper Industries	18,100	1,989,009

		6,284,467

Electronic Equipment, Instruments & Components–1.79%
Amphenol Class A	27,300	1,607,424
†IPG Photonics	12,600	721,980
†Itron	7,100	306,365
Jabil Circuit	29,000	542,880
National Instruments	16,775	422,227
†Trimble Navigation	37,600	1,792,016

		5,392,892

Energy Equipment & Services–2.82%
†Cameron International	22,200	1,244,754
Core Laboratories	8,600	1,044,728
Diamond Offshore Drilling	7,800	513,318
†Dresser-Rand Group	12,400	683,364
†FMC Technologies	30,900	1,430,670
Lufkin Industries	12,100	651,222
†McDermott International	76,300	932,386
†Nabors Industries	44,600	625,738
Oceaneering International	25,100	1,386,775

		8,512,955

Food & Staples Retailing–0.95%
†Fresh Market	13,700	821,726
Whole Foods Market	21,100	2,055,140

		2,876,866

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products–2.60%
Campbell Soup	17,700	$616,314
Flowers Foods	67,400	1,360,132
Hershey	18,100	1,283,109
Kellogg	24,000	1,239,840
McCormick	25,500	1,582,020
Mead Johnson Nutrition	13,000	952,640
Smucker (J.M.)	9,600	828,768

		7,862,823

Health Care Equipment & Supplies–1.93%
Bard (C.R.)	18,800	1,967,420
DENTSPLY International	29,800	1,136,572
†Edwards Lifesciences	7,300	783,801
†IDEXX Laboratories	9,100	904,085
†Thoratec	14,300	494,780
†Varian Medical Systems	9,100	548,912

		5,835,570

Health Care Providers & Services–5.56%
AmerisourceBergen	60,400	2,338,084
†Catamaran	26,495	2,595,715
CIGNA	13,800	650,946
†Community Health Systems	23,800	693,532
†DaVita	16,500	1,709,565
†Henry Schein	17,300	1,371,371
†HMS Holdings	15,700	524,851
Humana	9,000	631,350
†Laboratory Corporation of America Holdings	19,200	1,775,424
†Mednax	16,400	1,220,980
Quest Diagnostics	29,100	1,845,813
Universal Health Services Class B	20,300	928,319
†WellCare Health Plans	9,000	508,950

		16,794,900

Health Care Technology–0.36%
†Cerner	14,100	1,091,481

		1,091,481

Hotels, Restaurants & Leisure–4.18%
†Chipotle Mexican Grill	5,200	1,651,208
Choice Hotels International	31,000	991,690
†Hyatt Hotels Class A	13,600	546,040
Marriott International Class A	43,257	1,691,349
†Panera Bread Class A	6,300	1,076,607
Royal Caribbean Cruises	26,700	806,607
Starwood Hotels & Resorts Worldwide	41,300	2,393,748
Tim Hortons	33,200	1,727,396
Wynn Resorts	14,900	1,720,056

		12,604,701

Household Durables–1.15%
Church & Dwight	29,700	1,603,503

LVIP T. Rowe Price Structured Mid-Cap Growth Fund—2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
Clorox	14,500	$1,044,725
†Toll Brothers	24,400	810,812

		3,459,040

Independent Power Producers & Energy Traders–0.35%
†Calpine	60,400	1,044,920

		1,044,920

Insurance–1.86%
†Arch Capital Group	19,300	804,424
AXIS Capital Holdings	13,700	478,404
Berkley (W.R.)	12,500	468,625
Brown & Brown	39,000	1,016,730
HCC Insurance Holdings	14,300	484,627
Progressive	29,900	620,126
RenaissanceRe Holdings	8,200	631,728
Willis Group Holdings	29,700	1,096,524

		5,601,188

Internet & Catalog Retail–0.95%
†Groupon	110,732	527,084
†Liberty Interactive Class A	93,300	1,726,050
†NetFlix	11,100	604,284

		2,857,418

Internet Software & Services–1.14%
†@=Dropbox	7,607	68,836
†Equinix	4,400	906,620
†LinkedIn Class A	7,300	878,920
†Rackspace Hosting	11,900	786,471
†Sina	12,600	814,968

		3,455,815

IT Services–2.74%
†Alliance Data Systems	7,500	1,064,625
†Gartner	37,200	1,714,548
Genpact	29,800	497,064
Paychex	18,800	625,852
†Teradata	24,100	1,817,381
†Vantiv Class A	62,400	1,344,720
Western Union	66,100	1,204,342

		8,268,532

Leisure Equipment & Products–0.74%
Mattel	62,600	2,221,048

		2,221,048

Life Sciences Tools & Services–1.18%
†Bruker	33,700	441,133
†Covance	11,300	527,597
†Life Technologies	9,700	474,136
†Mettler-Toledo International	9,500	1,622,030

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Waters	6,000	$499,980

		3,564,876

Machinery–3.42%
CLARCOR	9,100	406,133
Donaldson	26,400	916,344
Flowserve	4,700	600,378
Graco	12,900	648,612
IDEX	11,325	473,045
Joy Global	11,200	627,872
PACCAR	11,000	440,275
Pall	21,800	1,384,082
†Rexnord	28,600	521,092
†Terex	28,800	650,304
Valmont Industries	11,800	1,551,700
†WABCO Holdings	17,400	1,003,458
Wabtec	13,700	1,099,973

		10,323,268

Media–3.52%
†Charter Communications Class A	17,400	1,306,218
†Discovery Communications Class C	42,300	2,370,492
Interpublic Group	55,800	620,496
†Madison Square Garden Class A	22,800	918,156
McGraw-Hill	42,700	2,330,993
Omnicom Group	52,400	2,701,744
†Pandora Media	33,500	366,825

		10,614,924

Metals & Mining–2.19%
Carpenter Technology	17,300	905,136
Compass Minerals International	30,800	2,297,372
Eldorado Gold	73,700	1,123,188
HudBay Minerals	52,700	518,568
†Osisko Mining	75,200	745,683
†Stillwater Mining	31,000	365,490
U.S. Steel	11,300	215,491
Walter Energy	13,300	431,718

		6,602,646

Multiline Retail–1.70%
†Dollar General	38,100	1,963,674
†Dollar Tree	33,900	1,636,522
Kohl’s.	30,200	1,546,844

		5,147,040

Office Electronics–0.17%
†Zebra Technologies	13,750	516,175

		516,175

Oil, Gas & Consumable Fuels–2.96%
Cimarex Energy	8,800	515,240
†Concho Resources	12,300	1,165,425

LVIP T. Rowe Price Structured Mid-Cap Growth Fund—3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Continental Resources	8,000	$615,200
EQT	13,700	808,300
†Halcon Resources	77,400	567,342
Peabody Energy	25,400	566,166
Pioneer Natural Resources	6,300	657,720
QEP Resources	19,300	611,038
Range Resources	29,700	2,075,139
SM Energy	14,300	773,773
†Southwestern Energy	16,700	580,826

		8,936,169

Pharmaceuticals–1.00%
†Elan ADR	40,900	438,448
†Hospira	18,000	590,760
†Jazz Pharmaceuticals	12,300	701,223
†Questcor Pharmaceuticals	13,300	246,050
†Valeant Pharmaceuticals International	19,100	1,055,657

		3,032,138

Professional Services–1.65%
Dun & Bradstreet	6,800	541,416
†IHS Class A	16,100	1,567,335
Manpower	28,800	1,059,840
Robert Half International	29,100	774,933
†Verisk Analytics Class A	22,100	1,052,181

		4,995,705

Real Estate Management & Development–0.83%
†Forest City Enterprises Class A	61,900	981,115
Jones Lang LaSalle	19,900	1,519,365

		2,500,480

Road & Rail–1.62%
†Hertz Global Holdings	43,500	597,255
Hunt (J.B.) Transport Services	20,400	1,061,616
Kansas City Southern	28,000	2,121,840
Landstar System	23,600	1,115,808

		4,896,519

Semiconductors & Semiconductor Equipment–5.52%
Altera	58,500	1,988,123
Analog Devices	40,800	1,598,952
ARM Holdings ADR	56,600	1,583,668
†Atmel	176,600	928,916
Intersil Class A	37,400	327,250
KLA-Tencor	11,100	529,525
†Lam Research	34,400	1,093,404
Linear Technology	49,700	1,582,945
Marvell Technology Group	75,300	688,995
Microchip Technology	30,600	1,001,844
†NVIDIA	92,600	1,235,284
†ON Semiconductor	71,600	441,772
†Silicon Laboratories	22,000	808,720

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Skyworks Solutions	37,200	$876,618
Xilinx	59,100	1,974,531

		16,660,547

Software–7.29%
†ANSYS	21,200	1,556,080
†Autodesk	44,200	1,474,954
†Check Point Software Technologies	27,700	1,334,032
†Citrix Systems	11,400	872,898
†CommVault Systems	11,500	675,050
†Concur Technologies	21,700	1,599,941
FactSet Research Systems	4,650	448,353
†Fortinet	33,300	803,862
†Informatica	39,700	1,381,957
Intuit	32,400	1,907,712
†MICROS Systems	15,400	756,448
†Nuance Communications	94,900	2,362,061
†Red Hat	42,400	2,414,256
†salesforce.com	6,800	1,038,292
†ServiceNow	25,800	997,944
Solera Holdings	11,200	491,344
†TIBCO Software	63,000	1,904,490

		22,019,674

Specialty Retail–6.04%
†AutoZone	5,100	1,885,317
†Bed Bath & Beyond	26,300	1,656,900
†CarMax	64,600	1,828,180
Chico’s	40,800	738,888
Dick’s Sporting Goods	19,600	1,016,260
Gap	17,600	629,728
Guess	23,300	592,286
Men’s Wearhouse	17,750	611,133
†O’Reilly Automotive	21,800	1,822,916
PETsMART	17,600	1,214,048
Ross Stores	35,300	2,280,380
Tiffany	22,200	1,373,736
Tractor Supply	11,200	1,107,568
†Urban Outfitters	17,300	649,788
Williams-Sonoma	18,600	817,842

		18,224,970

Textiles, Apparel & Luxury Goods–1.75%
†Deckers Outdoor	14,200	520,288
†Fossil	15,700	1,329,790
†lululemon athletica	13,600	1,005,584
†Michael Kors Holdings	45,461	2,417,627

		5,273,289

Tobacco–0.40%
Lorillard	10,300	1,199,435

		1,199,435

LVIP T. Rowe Price Structured Mid-Cap Growth Fund—4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–1.02%
Fastenal	27,700	$1,190,823
Grainger (W.W.)	9,000	1,875,330

		3,066,153

Wireless Telecommunication Services–1.70%
†Crown Castle International	46,000	2,948,600
†NII Holdings	19,000	149,150
†SBA Communications Class A	32,300	2,031,670

		5,129,420

Total Common Stock (Cost $210,933,488)		300,266,793

PREFERRED STOCK–0.46%
†@=Coupons Series B	128,966	644,185
†@=Dropbox Series A	9,449	85,505
†@=Dropbox Series A-1	46,402	419,896
†@=Workday Series F	11,805	255,374

Total Preferred Stock (Cost $1,371,125)		1,404,960

	Number of Shares	Value (U.S. $)
RIGHT–0.00%
†Liberty Ventures	1	$14

Total Right (Cost $0)		14

SHORT-TERM INVESTMENT–0.28%
Money Market Mutual Fund–0.28%
Dreyfus Treasury & Agency Cash Management Fund	845,641	845,641

Total Short-Term Investment (Cost $845,641)		845,641

TOTAL VALUE OF SECURITIES–100.21% (Cost $213,150,254)	302,517,408
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.21%)	(639,575)

NET ASSETS APPLICABLE TO 19,651,464 SHARES OUTSTANDING–100.00%	$301,877,833

†	Non income producing security.
«	Includes foreign currency valued at $4,556 with a cost of $4,568.
@	Illiquid security. At September 30, 2012, the aggregate value of illiquid securities was $1,473,796 which represented 0.49% of the Fund’s net assets. See Note 3 in “Notes.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2012, the aggregate value of the fair valued securities was $1,473,796, which represented 0.49% of the Fund’s net assets. See Note 1 in “Notes.”
ADR–American	Depositary Receipt

LVIP T. Rowe Price Structured Mid-Cap Growth Fund—5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund—6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes (continued)

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$214,264,795

Aggregate unrealized appreciation	$99,274,310
Aggregate unrealized depreciation	(11,021,697)

Net unrealized appreciation	$88,252,613

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 3	Total
Common Stock	$300,197,956	$68,837	$300,266,793
Other	14	1,404,960	1,404,974
Short Term Investment	845,641	—	845,641

Total	$301,043,611	$1,473,797	$302,517,408

A reconciliation of Level 3 investments is prepared because Level 3 investments were considered material at the beginning, interim or end of the period in relation to net assets.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund—7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes (continued)

2. Investments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred Stock	Common Stock	Total
Balance as of 12/31/11	$863,292	$3,272,950	$4,136,242
Purchases	507,833	68,837	576,670
Sales	—	(1,416,168)	(1,416,168)
Net change in unrealized depreciation	33,835	(1,856,782)	(1,822,947)

Balance as of 9/30/12	$1,404,960	$68,837	$1,473,797

Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 9/30/12	$33,835	$(1,856,782)	$(1,822,947)

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of September 30, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund—8

LVIP Templeton Growth RPM Fund (formerly LVIP Templeton Growth Fund)

Schedule of Investments (Unaudited)

September 30, 2012

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK—91.32%
Austria—0.26%
Telekom Austria	96,917	$684,988

		684,988

Brazil—1.18%
Petroleo Brasileiro ADR	73,050	1,612,214
Vale ADR	83,420	1,448,171

		3,060,385

Canada—0.82%
Talisman Energy	159,460	2,131,215

		2,131,215

France—8.20%
Alstom	17,990	630,776
AXA	107,256	1,597,442
BNP Paribas	101,310	4,814,367
†Credit Agricole	164,630	1,136,065
France Telecom ADR	130,010	1,588,722
GDF Suez	26,407	590,457
Michelin Class B	24,600	1,927,082
Sanofi	51,836	4,419,696
Thales	28,270	970,876
Total	52,990	2,628,459
Vivendi	48,537	946,502

		21,250,444

Germany—6.24%
Deutsche Lufthansa	87,450	1,185,584
Deutsche Post	83,030	1,621,805
E.ON	55,680	1,321,200
Infineon Technologies ADR	246,848	1,589,701
Merck	25,730	3,174,176
Muenchener Rueckversicherungs	17,330	2,705,795
SAP ADR	18,350	1,308,906
Siemens ADR	32,630	3,267,895

		16,175,062

¡Hong Kong—2.01%
AIA Group	794,800	2,962,230
China Telecom	3,890,000	2,247,453

		5,209,683

Ireland—0.94%
CRH	126,209	2,432,773

		2,432,773

Italy—2.03%
ENI	117,789	2,576,228
†UniCredit	646,368	2,684,548

		5,260,776

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan—4.20%
ITOCHU	194,980	$1,976,917
Nissan Motor	222,900	1,900,000
NKSJ Holdings	91,055	1,783,401
Toyota Motor ADR	34,420	2,702,314
Trend Micro	90,310	2,523,563

		10,886,195

Netherlands—4.60%
Akzo Nobel	48,390	2,735,455
†ING Groep	219,562	1,734,929
Koninklijke Philips Electronics	81,380	1,898,602
Randstad Holding	23,362	776,502
Reed Elsevier	98,463	1,316,543
Royal Dutch Shell Class A	900	31,132
Royal Dutch Shell Class B	63,540	2,255,384
†SBM Offshore	82,574	1,176,779

		11,925,326

Norway—2.36%
Statoil	98,910	2,553,418
Telenor	182,760	3,563,263

		6,116,681

Republic of Korea—2.99%
KB Financial Group	35,093	1,250,992
POSCO ADR	20,870	1,701,740
Samsung Electronics	3,981	4,811,502

		7,764,234

Russia—0.50%
Gazprom ADR	128,710	1,290,961

		1,290,961

Singapore—2.58%
DBS Group Holdings	305,305	3,580,116
Singapore Telecommunications	1,189,860	3,102,760

		6,682,876

Spain—1.24%
Repsol	66,166	1,283,052
Telefonica	144,843	1,931,104

		3,214,156

Switzerland—4.84%
ACE	22,200	1,678,320
†Credit Suisse Group	113,330	2,401,687
†Lonza Group	13,590	710,822
Novartis	25,570	1,564,733
Roche Holding	19,470	3,637,492
†Swiss Re	39,670	2,549,898

		12,542,952

LVIP Templeton Growth RPM Fund—1

LVIP Templeton Growth RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan—0.95%
Taiwan Semiconductor Manufacturing ADR	155,995	$2,467,841

		2,467,841

Thailand—0.86%
Bangkok Bank	341,500	2,227,535

		2,227,535

Turkey—0.32%
†Turkcell Iletisim Hizmetleri ADR	54,150	819,831

		819,831

United Kingdom—12.09%
Aviva	355,820	1,831,294
BAE Systems	280,250	1,471,324
BP ADR	50,250	2,128,590
G4S	582,830	2,500,801
GlaxoSmithKline	140,840	3,246,742
HSBC Holdings	406,850	3,827,565
Kingfisher	418,668	1,786,275
†Lloyds Banking Group	5,506,400	3,452,874
Marks & Spencer Group	434,870	2,505,705
Rexam	409,410	2,875,368
Tesco	456,800	2,449,119
Vodafone Group ADR	114,580	3,264,957

		31,340,614

United States—32.11%
American Express	42,030	2,389,826
Amgen	42,500	3,583,600
Applied Materials	99,520	1,111,141
Baker Hughes	43,040	1,946,699
Bank of New York Mellon	103,420	2,339,360
†Brocade Communications Systems	173,770	1,027,850
Chesapeake Energy	95,050	1,793,594
Chevron	23,400	2,727,504
Cisco Systems	179,640	3,429,328
Citigroup	68,730	2,248,846
Comcast Special Class A	133,815	4,656,761
CVS Caremark	78,960	3,823,243

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Electronic Arts	52,620	$667,748
FedEx	9,480	802,198
†Forest Laboratories	34,470	1,227,477
General Electric	57,830	1,313,319
†Gilead Sciences	28,910	1,917,600
Halliburton	39,470	1,329,744
Home Depot	22,550	1,361,344
†Isis Pharmaceuticals	35,260	496,108
JPMorgan Chase	61,360	2,483,853
Medtronic	58,840	2,537,181
Merck	99,900	4,505,490
Microsoft	98,380	2,929,756
News Class A	75,020	1,840,241
†Onyx Pharmaceuticals	14,810	1,251,445
Pfizer	166,290	4,132,307
PG&E	39,090	1,667,970
Quest Diagnostics	43,610	2,766,182
SAIC	141,630	1,705,225
†Sprint Nextel	430,970	2,378,954
†Symantec	135,470	2,438,460
Target	46,280	2,937,392
Time Warner	32,843	1,488,773
Time Warner Cable	39,929	3,795,651
United Parcel Service Class B	27,930	1,998,950
†Watson Pharmaceuticals	25,620	2,181,799

		83,232,919

Total Common Stock (Cost $200,526,484)		236,717,447

SHORT-TERM INVESTMENT—8.56%
Money Market Mutual Fund—8.56%
Dreyfus Treasury & Agency Cash Management Fund	22,197,040	22,197,040

Total Short-Term Investment (Cost $22,197,040)		22,197,040

TOTAL VALUE OF SECURITIES—99.88% (Cost $222,723,524)	258,914,487
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES—0.12%	300,910

NET ASSETS APPLICABLE TO 9,347,126 SHARES OUTSTANDING—100.00%	$259,215,397

Δ	Securities have been classified by country of origin.
¡	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†	Non income producing security.
«	Includes foreign currency valued at $489,123 with a cost of $491,964.

LVIP Templeton Growth RPM Fund—2

LVIP Templeton Growth RPM Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts were outstanding at September 30, 2012:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	SGD	(14,326)	USD	11,692	10/2/12	$18
MNB	SGD	(83,304)	USD	67,890	10/3/12	6

						$24

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

ADR–American Depositary Receipt

MNB–Mellon National Bank

SGD–Singapore Dollar

USD–United States Dollar

LVIP Templeton Growth RPM Fund—3

LVIP Templeton Growth RPM Fund

Notes (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)—LVIP Templeton Growth RPM Fund (Fund) (formerly, LVIP Templeton Growth Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP Templeton Growth RPM Fund—4

LVIP Templeton Growth RPM Fund

Notes (continued)

2. Investments

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$222,797,997

Aggregate unrealized appreciation	$52,665,652
Aggregate unrealized depreciation	(16,549,162)

Net unrealized appreciation	$36,116,490

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011, if not utilized in future years, will expire as follows: $15,362,906 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Total
Common Stock	$236,717,447	$—	$236,717,447
Short-Term Investment	22,197,040	—	22,197,040

Total	$258,914,487	$—	$258,914,487

Foreign Currency Exchange Contracts	$—	$24	$24

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

LVIP Templeton Growth RPM Fund—5

LVIP Templeton Growth RPM Fund

Notes (continued)

3. Derivatives

U.S.GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counter party credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Templeton Growth RPM Fund—6

Item 2. Controls and Procedures

(a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln Variable Insurance Products Trust (Registrant)

By:	/s/ Daniel R. Hayes
Daniel R. Hayes
President
(Signature and Title)

Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel R. Hayes
Daniel R. Hayes
President
(Signature and Title)

Date:	November 20, 2012

By:	/s/ William P. Flory, Jr.
William P. Flory, Jr.
Chief Accounting Officer
(Signature and Title)

Date:	November 20, 2012